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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-08941
                                   ---------------------------------------------

                             The Vantagepoint Funds
            --------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             777 North Capitol Street, NE, Washington D.C. 20002-4240
            --------------------------------------------------------------------
             (Address of principal executive offices)           (Zip code)

             Paul Gallagher, Secretary of the registrant
             777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240
            --------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 202-962-4600

Date of fiscal year end:   12/31/04
                         ----------------------------

Date of reporting period:  01/01/04 - 06/30/04
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1 (Report to Shareholders):  The semi-annual report is attached.


--------------------------------------------------------------------------------
                             THE VANTAGEPOINT FUNDS
--------------------------------------------------------------------------------





                               Semiannual Report

                                  June 30, 2004






















                        [The Vantagepoint(R) Funds Logo]

Table of Contents

Letter from Joan McCallen ..................................................   1
Letter from Vantagepoint Investment Advisers, LLC ..........................   2
Vantagepoint Fund Returns ..................................................   5
Vantagepoint Funds Investment Objectives ...................................   7


Vantagepoint Funds

     Statements of Assets and Liabilities ..................................  12
     Statements of Operations ..............................................  16
     Statements of Changes in Net Assets ...................................  20
     Financial Highlights ..................................................  31
     Notes to Financial Statements .........................................  55
     Schedules of Investments ..............................................  72

For a free copy of the fund's proxy voting guidelines or the fund's voting record for the 12-month period ended June 30, 2004, visit www.icmarc.org, call 1-800-669-7400, or visit the Securities and Exchange Commission's website at www.sec.gov.

JOAN McCALLEN                                       777 North Capitol Street, NE
President                                              Washington, DC 20002-4240

Dear Shareholders:

During the first half of the year, a growing economy lifted the markets. However, with uncertainty about the war on terror, the strength of the economy's recovery has been tempered.

At The Vantagepoint Funds(1), we have a long-term focus that has helped us maintain a steady hand during difficult periods and allowed our Funds to participate when the trends turned more favorable. We believe our investors have benefited from this investment approach.

With the economy providing mixed signals on its future path, our diversification of fund managers has provided a steadying influence appropriate for retirement plan investors. And, while past performance is no guarantee of future results, the long-term performance of our funds has demonstrated the value of our multi-management strategy.

Our team of investment professionals continues to closely monitor our funds to maintain the correct balance among our diverse group of skilled subadvisers. This approach is the essence of the multi-management system central to the investment philosophy followed by our funds.

Additionally, ICMA Retirement Corporation ("ICMA-RC") strives to meet your investment needs and keep you informed about your investments through innovative products and services. The result has been the development and release of our e-Delivery system that provides online statements and confirmations to investors. The e-Delivery system delivers information with great speed while reducing the paper burden. Likewise, ICMA-RC's VantageView service/product allows participants to consolidate all of their investment accounts on a single Web page.

While we have created new products and services, ICMA-RC continues to improve on its current product/service offerings. Our VantageLink Web site has been enhanced by providing additional content and tools. And, the VantagePlanning(2) service continues to expand in order to help participants develop their own financial plan.

ICMA-RC is dedicated to helping you meet your retirement goals with a consistent investment philosophy and top quality service.

Sincerely,

/s/ Joan McCallen

Joan McCallen


                        [The Vantagepoint(R) Funds Logo]


(1) Please consult both the current Vantagepoint Funds prospectus and MAKING SOUND INVESTMENT DECISIONS: A Retirement Investment Guide carefully for a complete summary of all fees, expenses, charges, financial highlights and investment objectives, risks and performance information prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services LLC, a broker dealer affiliate of ICMA-RC, member NASD/SIPC. For a current prospectus, contact ICMA-RC Services LLC, 777 North Capitol Street NE, Washington, DC 20002-4240. 1-800-669-7400.

(2) VantagePlanning fee based financial planning services are offered through the ICMA Retirement Corporation, a federally registered Investment Adviser. Please consult all disclosure documents carefully prior to initiating any plan. Before making any investment decisions, you are encouraged to consult with your own financial, tax or legal advisor. ICMA Retirement Corporation does not provide specific tax or legal advice and does not guarantee that you will achieve any specific results if you follow the plan.

                                                    777 North Capitol Street, NE
                                                       Washington, DC 20002-4240

LETTER FROM VANTAGEPOINT INVESTMENT ADVISERS, LLC

Dear Shareholders:

Stocks gained in the first half of 2004, albeit at a more subdued pace than in 2003. The S&P 500 Index returned 3.4% over the six month period. Following the 2003 trend, smaller stocks continued to outperform larger stocks with a return of 5.8% for the Dow Jones Wilshire 4500 Completion Index. International stocks also participated in the gains, with the MSCI EAFE Index returning 4.9% for the period. In contrast, bonds reversed course from 2003 and generated barely positive to slightly negative returns. The Lehman Aggregate Bond Index returned just 0.2%.

U.S. Economic Tone Improves
The U.S. economy continued its broad-based strength in the first six months of 2004. In 2003, sluggish new job creation had been the weak point of an otherwise growing economy. This weakness gave way to progress early in the year as employers accelerated hiring. Businesses increased their investment spending and consumers kept spending, which led to healthy expansion of the overall economy.

The negative of this expansion, however, is the effect on inflation. While economic growth contributes to higher corporate profits, it also increases the risk of inflation and therefore, higher interest rates.

Interest Rates Rise Off 46-Year Lows
Early in the year, investors predicted that interest rates would remain at historic lows through 2004. But, in the bond market, bulls yielded to the bears as inflation began to rise and other economic data pointed to sustained vigor. By the end of the second quarter, the Federal Open Market Committee (FOMC) had increased the overnight lending rate from 1.00% to 1.25% and investors' consensus was that the FOMC would raise rates again, possibly more than once, in the coming year.

Domestic Stocks Produce Diverse Returns
Corporate profits generally rose in the first half of the year, and stock prices generally rose but were constrained by valuations and global issues. Some market watchers characterized the market as fully valued, meaning that stocks would have to produce higher-than-expected profits to justify further increases in prices. The market's wobbly reaction to global events such as terror attacks illustrated the importance of geopolitical stability to market sentiment. Although these events did not directly affect most U.S. companies, they did shake investor confidence. Alternatively, as the economy accelerated so did optimism about future earnings prospects.

Small stocks generally performed better than larger stocks in the first quarter, continuing a trend that had persisted since 2000. In the second quarter, however, the trend was less clear as investors reassessed the relative attractiveness of higher-capitalization, high-quality companies.

International Stock Returns Dampened by Strengthening Dollar
On an absolute basis (measured in foreign companies' home currencies), international stocks performed better than U.S. stocks in the first half of 2004. However, the dollar strengthened against several major currencies in the second quarter, which trimmed returns to U.S. investors.


                  [Vantagepoint Investment Advisers, LLC Logo]

Many market watchers continue to see risks to a strong dollar. They point to the expanding U.S. trade deficit and low interest rates in the U.S. relative to other countries as factors that suggest the dollar is more susceptible to weakening than strengthening. A weaker dollar benefits U.S. investors in foreign stocks denominated in a strengthening currency.

                            Vantagepoint Fund Returns

The six-month returns for the actively managed Vantagepoint Funds reflected the market dynamics described above:

       Vantagepoint Actively Managed Funds
       -----------------------------------
       Money Market Fund                                      0.2%
       Income Preservation Fund                               1.5%
       US Government Securities Fund                         -0.5%
       Asset Allocation Fund                                  2.4%
       Equity Income Fund                                     4.7%
       Growth & Income Fund                                   2.6%
       Growth Fund                                            0.5%
       Aggressive Opportunities Fund                          8.6%
       International Fund                                     3.1%

                  Total return for six months ending 6/30/2004.
--------------------------------------------------------------------------------

The Vantagepoint Model Portfolio Funds also performed well, reinforcing our belief in the benefits of a diversified approach to investing. Each of the Model Portfolio Funds earned a positive return consistent with its particular investment objective and level of risk:

       Vantagepoint Model Portfolio Funds
       ----------------------------------
       Savings Oriented Fund                                1.8%
       Conservative Growth Fund                             2.2%
       Traditional Growth Fund                              2.6%
       Long-Term Growth Fund                                2.8%
       All-Equity Growth Fund                               3.5%

                  Total return for six months ending 6/30/2004
--------------------------------------------------------------------------------

The Vantagepoint Index Funds continued to provide broad exposure to securities represented by their target indices at relatively low cost:

       Vantagepoint Index Funds                    Class I        Class II
       ------------------------                    -------        --------
       Core Bond Index Fund                          0.0%           0.1%
       500 Stock Index Fund                          3.2%           3.2%
       Broad Market Index Fund                       3.7%           3.8%
       Mid/Small Company Index Fund                  5.7%           5.7%
       Overseas Equity Index Fund                    4.6%           4.6%

                  Total return for six months ending 6/30/2004
--------------------------------------------------------------------------------

Future Performance Is, As Always, Uncertain

The one constant in investing is uncertainty. Some uncertainties are more obvious--Will oil remain above $40 a barrel? Who will win the election? Will consumers keep spending? Others are more subtle or perplexing, such as the impact of unanticipated events or what trends will persist.

Diversification addresses these uncertainties. While a few events could potentially affect the broad investment market, most events typically impact one part of the market more than others. Therefore, it's important to build a retirement portfolio that offers exposure to different parts of the investment market and diminishes exposure to any one or just a few asset classes or style-specific influences.

We construct each of The Vantagepoint Funds with dual goals: to optimize investment performance while providing manager diversification and risk control that is appropriate for a fund offered to a retirement portfolio. The Vantagepoint Model Portfolio Funds offer an additional layer of diversification by combining several funds into one. Through the market's ups and downs, Vantagepoint Investment Advisers remains committed to helping investors achieve financial security in retirement.

Sincerely,

Vantagepoint Investment Advisers, LLC









The information herein was obtained from various sources; we do not guarantee its accuracy or completeness. Neither the information nor any opinion expressed constitutes an offer, or an invitation to make an offer, to buy or sell any securities. This information is intended for educational purposes only and is not to be construed or relied upon as investment advice. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person who may receive this information. Investors should seek financial advice regarding the appropriateness of investing in any securities or investment strategies discussed or recommended here and should understand that statements regarding future prospects may not be realized. Investors should note that income from securities, if any, may fluctuate and that each security's price or value may rise or fall. Accordingly, investors may receive back less than originally invested. Past performance is not necessarily a guide to future performance. Please consult the current Vantagepoint Funds prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. ICMA-RC Services LLC, 777 North Capitol Street NE, Washington, DC 20002-4240. 1-800-669-7400.

Diversification does not ensure a profit or guarantee against loss.

Vantagepoint Fund Returns*

                                          01/01/04-    1 Year     3 Years     5 Years   10 Years    Since      Inception
                                          6/30/04                                                 Inception       Date
-------------------------------------------------------------------------------------------------------------------------
Actively Managed Funds
-------------------------------------------------------------------------------------------------------------------------
Money Market Fund(1)                       0.24%         0.48%      1.16%       2.85%       --        2.95%         3/99
Income Preservation Fund                   1.53%         3.15%      3.85%         --        --        4.14%        12/00
US Government Securities Fund             -0.48%        -1.25%      4.99%       5.79%     6.26%         --          7/92
Asset Allocation Fund                      2.37%        15.87%      2.53%       0.90%     9.99%         --         12/74
Equity Income Fund                         4.70%        23.63%      4.99%       4.53%    12.89%         --          4/94
Growth & Income Fund                       2.56%        18.16%      0.27%       2.50%       --        9.08%        10/98
Growth Fund                                0.50%        16.36%     -2.36%      -0.72%    11.22%         --          4/83
Aggressive Opportunities Fund              8.60%        32.41%     -5.61%       0.05%       --       11.49%        10/94
International Fund                         3.05%        26.92%      1.40%      -0.12%       --        3.98%        10/94

-------------------------------------------------------------------------------------------------------------------------
Index Funds
-------------------------------------------------------------------------------------------------------------------------
Core Bond Index Fund I                     0.01%        -0.11%      6.10%       6.56%       --        6.43%         6/97
Core Bond Index Fund II                    0.11%         0.09%      6.32%       6.78%       --        6.63%         6/97
500 Stock Index Fund I                     3.19%        18.56%     -1.16%      -2.65%       --        5.38%         6/97
500 Stock Index Fund II                    3.23%        18.72%     -0.97%      -2.48%       --        5.59%         6/97
Broad Market Index Fund I                  3.69%        20.67%      0.10%      -1.52%       --       10.69%        10/94
Broad Market Index Fund II                 3.77%        20.90%      0.30%      -1.34%       --       10.90%        10/94
Mid/Small Company Index Fund I             5.68%        28.76%      4.81%       2.67%       --        6.74%         6/97
Mid/Small Company Index Fund II            5.74%        29.07%      5.03%       2.86%       --        6.96%         6/97
Overseas Equity Index Fund I               4.51%        31.74%      3.26%      -0.59%       --        1.96%         6/97
Overseas Equity Index Fund II              4.63%        32.00%      3.48%      -0.41%       --        2.15%         6/97

Vantagepoint Fund Returns*

                                        01/01/04-       1 Year     3 Years     5 Years   10 Years    Since      Inception
                                         6/30/04                                                   Inception      Date
-------------------------------------------------------------------------------------------------------------------------
Model Portfolio Funds(2)
-------------------------------------------------------------------------------------------------------------------------
Model Portfolio Savings
Oriented Fund                              1.83%          7.10%      3.78%       4.17%      --        6.83%       2/95

Model Portfolio Conservative
Growth Fund                                2.19%          9.99%      2.97%       3.50%      --        6.90%       4/96

Model Portfolio Traditional
Growth Fund                                2.59%         13.99%      1.95%       2.79%      --        7.50%       4/96

Model Portfolio Long-Term
Growth Fund                                2.82%         17.86%      1.04%       2.97%      --        8.12%       4/96

Model Portfolio All-Equity
Growth Fund                                3.49%         22.78%     -0.63%         --       --       -3.17%      10/00



The Vantagepoint Actively Managed Funds and Index Funds were registered in March 1999. The Model Portfolio Funds and the Income Preservation Fund were registered in December 2000. However, certain Vantagepoint Funds (those with inception dates prior to March 1999) are patterned on, have the same investment objectives, and are operated in substantially the same fashion, as funds that have been offered through the VantageTrust, an unregistered commingled fund which holds and invests the assets of public sector retirement plans. Substantially all of the portfolio securities of each Vantagepoint Fund were transferred from the corresponding fund of the VantageTrust. The underlying portfolio of each fund of the VantageTrust currently consists solely of the shares of the corresponding Vantagepoint Fund in which it invests.

* The performance shown for periods longer than five years (Actively Managed and Index Funds) and three years (Model Portfolio and Income Preservation Funds) is the performance an investor would have received had the funds of the VantageTrust charged the same asset-based fees and expenses as the corresponding Vantagepoint Funds. Those fees and expenses are set forth in the current Vantagepoint Funds prospectus. The VantageTrust's index funds offered a single class of shares. Past performance does not guarantee future results. Investment returns and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data illustrated. For performance data current to the most recent month end, contact ICMA-RC Services, LLC by calling 1-800-669-7400 or by writing to 777 North Capitol Street, NE, Washington, DC 20002-4240, or by visiting www.icmarc.org. Please consult both the appropriate Fund prospectus and Making Sound Investment Decisions: A Retirement Investment Guide carefully for a complete summary of all fees, expenses, charges, financial highlights and investment objectives, risks and performance information prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services LLC, a broker dealer affiliate of ICMA-RC, member NASD/SIPC. For a current prospectus, contact ICMA-RC Services LLC, 777 North Capitol Street NE, Washington, DC 20002-4240. 1-800-669-7400.

(1) Investments in the Vantagepoint Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

(2) Performance of the Model Portfolio Funds is dependent upon the performance of the underlying funds in which each Model Portfolio Fund invests.

Vantagepoint Funds Investment Objectives*

(Fund ticker symbols are included in parentheses after Fund names.)

Actively Managed Funds

-------------------------------------------------------------------------------------------------------------------------
    Money Market Fund(1)(VAMXX)                 Year Founded: 1999                        Total Net Assets: $103 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Current income consistent with maintaining liquidity and a stable share price of $1.00 by investing 100% of its assets in the Short-Term
                                          Investments Trust Liquid Assets Portfolio(2)

    Market Index:                         30-Day T-Bill

-------------------------------------------------------------------------------------------------------------------------
    Income Preservation Fund(3)(VPIPX)          Year Founded: 2000                        Total Net Assets: $706 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Current income consistent with preserving principal and seeking to maintain a stable net asset value per share

    Investment Subadvisers:               Payden & Rygel
                                          Pacific Investment Management Company, LLC (PIMCO)
                                          Wellington Management Company, LLP

    Market Index:                         91-Day T-Bill

-------------------------------------------------------------------------------------------------------------------------
    US Government Securities Fund (VPTSX)       Year Founded: 1992                        Total Net Assets: $161 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Current income

    Investment Subadviser:                Mellon Capital Management Corporation

    Market Index:                         Lehman Brothers Intermediate Government Bond Index

    Mutual Fund Index:                    Lipper Intermediate US Government Funds Index(4)

-------------------------------------------------------------------------------------------------------------------------
    Asset Allocation Fund (VPAAX)               Year Founded: 1974                        Total Net Assets: $767 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Long-term capital growth at a lower level of risk than an all-equity portfolio

    Investment Subadviser:                Mellon Capital Management Corporation

    Market Index:                         65% S&P 500 Index / 25% Lehman Long-Term Treasury Index /
                                          10% 91-Day T-Bill

    Mutual Fund Index:                    Lipper Flexible Portfolio Funds Index


(1) Investments in the Vantagepoint Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

(2) The Short-Term Investments Trust Liquid Assets Portfolio is a money market fund that invests in high-quality, short-term money market instruments and is advised by AIM Advisors, Inc.

(3) For IRA and VantageCare Retirement Health Savings Plan investors, a transaction fee of 2% may be applied to the value of amounts transferred from the Income Preservation Fund, but only during certain periods. Consult the current prospectus for additional information.

(4) The Lipper Intermediate US Government Funds Index consists of funds investing primarily in securities issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities, with dollar weighted average maturities of five to ten years.

-------------------------------------------------------------------------------------------------------------------------
    Equity Income Fund (VPEIX)                  Year Founded: 1994                       Total Net Assets: $933 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Long-term capital growth with consistency derived from dividend yield

    Investment Subadvisers:               Barrow, Hanley, Mewhinney, & Strauss, Inc.
                                          Southeastern Asset Management, Inc.
                                          T. Rowe Price Associates, Inc.

    Market Index:                         S&P/BARRA Value Index

    Mutual Fund Index:                    Lipper Equity Income Funds Index

-------------------------------------------------------------------------------------------------------------------------
    Growth & Income Fund (VPGIX)                Year Founded: 1998                       Total Net Assets: $834 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Long-term capital growth and current income

    Investment Subadvisers:               Capital Guardian Trust Company
                                          T. Rowe Price Associates, Inc.
                                          Wellington Management Company, LLP

    Market Index:                         S&P 500 Index

    Mutual Fund Index:                    Lipper Growth & Income Funds Index

-------------------------------------------------------------------------------------------------------------------------
    Growth Fund (VPGRX)                         Year Founded: 1983                       Total Net Assets: $2,991 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Long-term capital growth

    Investment Subadvisers:               Brown Capital Management, Inc.
                                          Fidelity Management and Research Company
                                          Peregrine Capital Management, Inc.
                                          Tukman Capital Management, Inc.

    Market Index:                         Dow Jones Wilshire 5000 Composite Index(5)

    Mutual Fund Index:                    Lipper Growth Funds Index

-------------------------------------------------------------------------------------------------------------------------
    Aggressive Opportunities Fund (VPAOX)       Year Founded: 1994                       Total Net Assets: $1,078 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 High long-term capital appreciation

    Investment Subadvisers:               Southeastern Asset Management, Inc.
                                          T. Rowe Price Associates, Inc.
                                          Wellington Management Company, LLP
                                           Wellington Management International Ltd.

    Market Index:                         Dow Jones Wilshire 4500 Completion Index(5)

    Mutual Fund Index:                    Lipper Capital Appreciation Funds Index

-------------------------------------------------------------------------------------------------------------------------
    International Fund (VPINX)                  Year Founded: 1994                       Total Net Assets: $530 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Long-term capital growth and diversification by country

    Investment Subadvisers:               Artisan Partners Limited Partnership
                                          Capital Guardian Trust Company

    Market Index:                         MSCI Europe, Australasia, Far East (EAFE) Index

    Mutual Fund Index:                    Lipper International Funds Index

(5) On April 30, 2004, the Wilshire 5000 Total Return Index was renamed "Dow Jones Wilshire 5000 Composite Index" and the Wilshire 4500 Completion Index was renamed "Dow Jones Wilshire 4500 Completion Index."

Index Funds

The Vantagepoint Index Funds are designed to approximate the investment characteristics and performance of their respective specified benchmarks. Mellon Capital Management Corporation is the subadviser for these funds.
(Class I and II ticker symbols are listed.)

-------------------------------------------------------------------------------------------------------------------------
    Core Bond Index Fund (VPCIX/VPCDX)          Year Founded: 1997                         Total Net Assets: $608 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Current income by approximating the performance of the Lehman
                                          Brothers Aggregate Bond Index

    Market Index:                         Lehman Brothers Aggregate Bond Index

-------------------------------------------------------------------------------------------------------------------------
    500 Stock Index Fund (VPFIX/VPSKX)          Year Founded: 1997                         Total Net Assets: $327 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Long-term capital growth by approximating the performance of the
                                          S&P 500 Index

    Market Index:                         S&P 500 Index

-------------------------------------------------------------------------------------------------------------------------
    Broad Market Index Fund (VPMIX/VPBMX)       Year Founded: 1994                         Total Net Assets: $558 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Long-term capital growth by approximating the performance of the
                                          Dow Jones Wilshire 5000 Composite Index(5)

    Market Index:                         Dow Jones Wilshire 5000 Composite Index(5)

-------------------------------------------------------------------------------------------------------------------------
    Mid/Small Company Index Fund (VPSIX/VPMSX)  Year Founded: 1997                         Total Net Assets: $130 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Long-term capital growth by approximating the performance of the
                                          Dow Jones Wilshire 4500 Completion Index(5)

    Market Index:                         Dow Jones Wilshire 4500 Completion Index(5)

-------------------------------------------------------------------------------------------------------------------------
    Overseas Equity Index Fund (VPOIX/VPOEX)    Year Founded: 1997                         Total Net Assets: $50 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Long-term capital growth and diversification by approximating the performance of the Morgan Stanley Capital International (MSCI)
                                          Europe, Australasia, Far East (EAFE) Free Index

    Market Index:                         MSCI (EAFE) Free Index

(5) On April 30, 2004, the Wilshire 5000 Total Return Index was renamed "Dow Jones Wilshire 5000 Composite Index" and the Wilshire 4500 Completion Index was renamed "Dow Jones Wilshire 4500 Completion Index."

Model Portfolio Funds

-------------------------------------------------------------------------------------------------------------------------
    Savings Oriented Fund (VPSOX)               Year Founded: 1995                         Total Net Assets: $229 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Capital preservation, reasonable current income, and some capital growth, while limiting risk
    Target Allocation:                    65% Vantagepoint Income Preservation Fund
                                          10% Vantagepoint US Government Securities Fund
                                          10% Vantagepoint Equity Income Fund
                                          10% Vantagepoint Growth & Income Fund
                                           5% Vantagepoint International Fund

    Market Index:                         65% 30-Day T-Bills / 10% Lehman Brothers Aggregate Bond Index /
                                          20% Dow Jones Wilshire 5000 Composite Index(5) / 5% MSCI Europe,
                                          Australasia, Far East (EAFE) Index

-------------------------------------------------------------------------------------------------------------------------
    Conservative Growth Fund (VPCGX)            Year Founded: 1996                         Total Net Assets: $425 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Reasonable current income and capital preservation, with modest potential for capital growth

    Target Allocation:                    50% Vantagepoint Income Preservation Fund
                                          10% Vantagepoint Core Bond Index Fund
                                          10% Vantagepoint Equity Income Fund
                                          10% Vantagepoint Growth & Income Fund
                                           8% Vantagepoint Growth Fund
                                           5% Vantagepoint Aggressive Opportunities Fund
                                           7% Vantagepoint International Fund

    Market Index:                         50% 30-Day T-Bills / 10% Lehman Brothers Aggregate Bond Index /
                                          35% Dow Jones Wilshire 5000 Composite Index(5) / 5% MSCI Europe,
                                          Australasia, Far East (EAFE) Index

-------------------------------------------------------------------------------------------------------------------------
    Traditional Growth Fund (VPTGX)             Year Founded: 1996                         Total Net Assets: $898 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 Moderate capital growth and reasonable current income

    Target Allocation:                    30% Vantagepoint Income Preservation Fund
                                          10% Vantagepoint Core Bond Index Fund
                                          10% Vantagepoint Equity Income Fund
                                          15% Vantagepoint Growth & Income Fund
                                          15% Vantagepoint Growth Fund
                                          10% Vantagepoint Aggressive Opportunities Fund
                                          10% Vantagepoint International Fund

    Market Index                          30% 30-Day T-Bills / 10% Lehman Brothers Aggregate Bond Index /
                                          50% Dow Jones Wilshire 5000 Composite Index(5) / 10% MSCI Europe,
                                          Australasia, Far East (EAFE) Index

(5) On April 30, 2004, the Wilshire 5000 Total Return Index was renamed "Dow Jones Wilshire 5000 Composite Index" and the Wilshire 4500 Completion Index was renamed "Dow Jones Wilshire 4500 Completion Index."

-------------------------------------------------------------------------------------------------------------------------
    Long-Term Growth Fund (VPLGX)               Year Founded: 1996                         Total Net Assets: $918 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 High long-term capital growth and modest current income

    Target Allocation:                    20% Vantagepoint Core Bond Index Fund
                                          13% Vantagepoint Equity Income Fund
                                          20% Vantagepoint Growth & Income Fund
                                          20% Vantagepoint Growth Fund
                                          15% Vantagepoint Aggressive Opportunities Fund
                                          12% Vantagepoint International Fund

    Market Index:                         20% Lehman Brothers Aggregate Bond Index /
                                          65% Dow Jones Wilshire 5000 Composite Index(5) / 15% MSCI Europe,
                                          Australasia, Far East (EAFE) Index

-------------------------------------------------------------------------------------------------------------------------
    All-Equity Growth Fund (VPAGX)              Year Founded: 2000                         Total Net Assets: $173 million
-------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 High long-term capital growth

    Target Allocation:                    15% Vantagepoint Equity Income Fund
                                          20% Vantagepoint Growth & Income Fund
                                          30% Vantagepoint Growth Fund
                                          13% Vantagepoint Equity Income Fund

                                          15% Vantagepoint International Fund

    Market Index:                         80% Dow Jones Wilshire 5000 Composite Index(5) / 20% MSCI Europe,
                                          Australasia, Far East (EAFE) Index

*   This information is current as of publication date.







(5) On April 30, 2004, the Wilshire 5000 Total Return Index was renamed "Dow Jones Wilshire 5000 Composite Index" and the Wilshire 4500 Completion Index was renamed "Dow Jones Wilshire 4500 Completion Index."

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                            June 30, 2004 (Unaudited)

                                                         Money            Income
                                                         Market        Preservation
                                                   ----------------- ----------------
ASSETS:
Securities, at market value+ .....................   $ 103,422,939     $707,135,726
Cash .............................................              --        7,870,897
Receivable for:
 Dividends .......................................              --               --
 Interest ........................................          86,789        3,847,594
 Investments sold ................................              --        1,518,962
 Recoverable foreign taxes .......................              --               --
 Variation margin on futures contracts ...........              --          572,706
                                                     -------------     ------------
  Total Assets ...................................     103,509,728      720,945,885
                                                     -------------     ------------
LIABILITIES:
Payable for:
 Investments purchased ...........................              --               --
 When issued securities ..........................              --        6,021,348
 Collateral for securities loaned ................              --        1,543,440
 Swap interest payable ...........................              --          502,297
Distribution to shareholders .....................          42,681        1,692,188
Accrued Expenses:
 Administrative services fees ....................           1,547           11,445
 Advisory fees ...................................           9,389           62,811
 Subadviser fees .................................              --          423,185
 Other accrued expense ...........................          48,276          486,794
Wrapper agreements ...............................              --        4,472,102
Options written, at value
 (Premiums received $331,005) ....................              --           28,138
                                                     -------------     ------------
  Total Liabilities ..............................         101,893       15,243,748
                                                     -------------     ------------
NET ASSETS .......................................   $ 103,407,835     $705,702,137
                                                     =============     ============
NET ASSETS REPRESENTED BY:
Paid-in capital ..................................   $ 103,407,835     $715,462,938
Net unrealized appreciation (depreciation) on
 investments, futures contracts, foreign
 currency transactions and wrapper
 agreements, written options and swaps ...........              --       (6,530,075)
Undistributed net investment income (loss) .......              --           (2,156)
Accumulated net realized gain (loss) on
 investments, futures contracts, foreign
 currency transactions, written options
 and swaps .......................................              --       (3,228,570)
                                                     -------------     ------------
NET ASSETS .......................................   $ 103,407,835     $705,702,137
                                                     =============     ============
CAPITAL SHARES:
Net Assets .......................................   $ 103,407,835     $705,702,137
Shares Outstanding ...............................     103,407,835        7,057,021
Net Asset Value, offering and redemption price
 per share (net assets divided by shares
 outstanding) ....................................   $        1.00     $     100.00
Cost of investments ..............................   $ 103,422,939     $708,856,538
-------
 + Includes securities on loan with market
   values of (Note 6):                               $          --     $  1,499,407

                                                          US
                                                      Government        Asset            Equity
                                                      Securities      Allocation         Income
                                                   --------------- --------------- -----------------
ASSETS:
Securities, at market value+ .....................  $203,913,949    $ 747,436,508   $1,050,703,805
Cash .............................................            --       97,598,070          789,220
Receivable for:
 Dividends .......................................            --          654,977        1,078,678
 Interest ........................................     1,647,028        1,949,808           20,801
 Investments sold ................................            --               --               --
 Recoverable foreign taxes .......................            --               --            1,113
 Variation margin on futures contracts ...........            --          675,015               --
                                                    ------------    -------------   --------------
  Total Assets ...................................   205,560,977      848,314,378    1,052,593,617
                                                    ------------    -------------   --------------
LIABILITIES:
Payable for:
 Investments purchased ...........................            --               --          374,670
 When issued securities ..........................     3,537,156               --               --
 Collateral for securities loaned ................    40,119,511       79,633,312      116,877,899
 Swap interest payable ...........................            --               --               --
Distribution to shareholders .....................       369,045               --               --
Accrued Expenses:
 Administrative services fees ....................         2,103           10,773           14,624
 Advisory fees ...................................        14,593           68,619           82,730
 Subadviser fees .................................        49,765          884,651        1,366,571
 Other accrued expense ...........................        67,581          364,102          385,589
Wrapper agreements ...............................            --               --               --
Options written, at value
 (Premiums received $331,005) ....................            --               --               --
                                                    ------------    -------------   --------------
  Total Liabilities ..............................    44,159,754       80,961,457      119,102,083
                                                    ------------    -------------   --------------
NET ASSETS .......................................  $161,401,223    $ 767,352,921   $  933,491,534
                                                    ============    =============   ==============
NET ASSETS REPRESENTED BY:
Paid-in capital ..................................  $161,957,096    $ 791,999,929   $  837,023,082
Net unrealized appreciation (depreciation) on
 investments, futures contracts, foreign
 currency transactions and wrapper
 agreements, written options and swaps ...........    (2,684,802)      23,979,236      152,655,785
Undistributed net investment income (loss) .......       (96,646)       5,525,357        4,925,352
Accumulated net realized gain (loss) on
 investments, futures contracts, foreign
 currency transactions, written options
 and swaps .......................................     2,225,575      (54,151,601)     (61,112,685)
                                                    ------------    -------------   --------------
NET ASSETS .......................................  $161,401,223    $ 767,352,921   $  933,491,534
                                                    ============    =============   ==============
CAPITAL SHARES:
Net Assets .......................................  $161,401,223    $ 767,352,921   $  933,491,534
Shares Outstanding ...............................    15,584,675      111,012,928      113,111,489
Net Asset Value, offering and redemption price
 per share (net assets divided by shares
 outstanding) ....................................  $      10.36    $        6.91   $         8.25
Cost of investments ..............................  $206,598,751    $ 724,332,004   $  898,048,020
-------
 + Includes securities on loan with market
   values of (Note 6):                              $ 39,315,948    $  77,048,003   $  113,468,516


12                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                            June 30, 2004 (Unaudited)

                                                                Growth &                          Aggressive
                                                                 Income           Growth        Opportunities     International
                                                            --------------- ----------------- ----------------- ----------------
ASSETS:
Securities, at market value+ ..............................  $ 919,502,203   $3,187,588,788    $1,266,422,173    $ 577,659,348
Cash ......................................................      3,191,649               --         2,138,262               --
Cash denominated in foreign currencies ....................             --               --         1,042,122               --
Receivable for:
 Dividends ................................................        711,608        1,897,679         1,273,517        1,262,841
 Interest .................................................         11,382           36,453            45,840           59,203
 Investments sold .........................................        744,507        5,550,897         3,176,269        1,828,082
 Recoverable foreign taxes ................................            475           12,776            50,934          163,263
Gross unrealized gain on forward foreign currency
 exchange contracts .......................................             --               96         3,393,620           27,420
                                                             -------------   --------------    --------------    -------------
  Total Assets ............................................    924,161,824    3,195,086,689     1,277,542,737      581,000,157
                                                             -------------   --------------    --------------    -------------
LIABILITIES:
Payable for:
 Investments purchased ....................................         23,658        7,549,148         3,378,368        1,713,610
 Collateral for securities loaned .........................     88,462,294      191,959,653       177,720,602       48,045,722
Due to foreign custodian ..................................             --               --                --           31,661
Accrued Expenses:
 Administrative services fees .............................         12,697           44,378            16,602            8,165
 Advisory fees ............................................         74,192          268,115            94,876           47,323
 Subadviser fees ..........................................      1,054,367        3,251,670         2,807,349          721,214
 Other accrued expense ....................................        330,599        1,222,065           375,582          212,855
Gross unrealized loss on forward foreign currency
 exchange contracts .......................................             --               --        15,646,251          108,210
                                                             -------------   --------------    --------------    -------------
  Total Liabilities .......................................     89,957,807      204,295,029       200,039,630       50,888,760
                                                             -------------   --------------    --------------    -------------
NET ASSETS ................................................  $ 834,204,017   $2,990,791,660    $1,077,503,107    $ 530,111,397
                                                             =============   ==============    ==============    =============
NET ASSETS REPRESENTED BY:
Paid-in capital ...........................................  $ 791,764,832   $3,594,296,430    $1,171,079,837    $ 547,977,498
Net unrealized appreciation on investments, futures
 contracts and foreign currency transactions ..............    114,802,395      332,296,316       223,885,460       73,700,669
Undistributed net investment income (loss) ................      3,354,837       (1,158,069)        8,576,569        2,408,629
Accumulated net realized loss on investments, futures
 contracts and foreign currency transactions ..............    (75,718,047)    (934,643,017)     (326,038,759)     (93,975,399)
                                                             -------------   --------------    --------------    -------------
NET ASSETS ................................................  $ 834,204,017   $2,990,791,660    $1,077,503,107    $ 530,111,397
                                                             =============   ==============    ==============    =============
CAPITAL SHARES:
Net Assets ................................................  $ 834,204,017   $2,990,791,660    $1,077,503,107    $ 530,111,397
Shares Outstanding ........................................     86,704,216      368,891,976       109,361,856       58,219,205
Net Asset Value, offering and redemption price per
 share (net assets divided by shares outstanding) .........  $        9.62   $         8.11    $         9.85    $        9.11
Cost of investments .......................................  $ 804,699,808   $2,855,292,648    $1,030,243,826    $ 503,866,129
Cost of cash denominated in foreign currencies ............  $          --   $           --    $    1,054,499    $      32,904
-------
 + Includes securities on loan with market values of
   (Note 6):                                                 $  85,900,580   $  185,156,128    $  169,975,554    $  45,486,346


                        See Notes to Financial Statements.                    13

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                            June 30, 2004 (Unaudited)

                                                        Core Bond       500 Stock
                                                          Index           Index
                                                     --------------- ---------------
ASSETS:
Securities, at market value+ .......................  $672,836,577    $ 347,835,525
Cash denominated in foreign currencies .............            --               --
Receivable for:
 Dividends .........................................            --          407,439
 Interest ..........................................     6,120,539            2,879
 Investments sold ..................................     3,985,857               --
 Recoverable foreign taxes .........................            --               --
 Variation margin on futures contracts .............            --           37,490
Gross unrealized gain on forward foreign
 currency exchange contracts .......................            --               --
                                                      ------------    -------------
  Total Assets .....................................   682,942,973      348,283,333
                                                      ------------    -------------
LIABILITIES:
Payable for:
 Investments purchased .............................     3,855,645               --
 Variation margin on futures contracts .............            --               --
 Collateral for securities loaned ..................    67,980,717       20,846,327
Distribution to shareholders .......................     2,662,956               --
Accrued Expenses:
 Administrative services fees ......................        14,073            7,364
 Advisory fees .....................................        27,226           14,533
 Subadviser fees ...................................        46,590           21,691
 Other accrued expense .............................       198,378           85,461
Gross unrealized loss on forward foreign
 currency exchange contracts .......................            --               --
                                                      ------------    -------------
  Total Liabilities ................................    74,785,585       20,975,376
                                                      ------------    -------------
NET ASSETS .........................................  $608,157,388    $ 327,307,957
                                                      ============    =============
NET ASSETS REPRESENTED BY:
Paid-in capital ....................................  $606,218,080    $ 203,385,155
Net unrealized appreciation on investments,
 futures contracts and foreign currency
 transactions ......................................        88,303      150,083,391
Undistributed net investment income (loss) .........    (1,773,183)       2,102,546
Accumulated net realized gain (loss) on
 investments, futures contracts and foreign
 currency transactions .............................     3,624,188      (28,263,135)
                                                      ------------    -------------
NET ASSETS .........................................  $608,157,388    $ 327,307,957
                                                      ============    =============
CAPITAL SHARES:
Net Assets--Class I ................................  $470,982,106    $ 134,576,662
Shares Outstanding--Class I ........................    46,888,937       14,834,533
Net Asset Value--Class I, offering and
 redemption price per share (net assets
 divided by shares outstanding) ....................  $      10.04    $        9.07
Net Assets--Class II ...............................  $137,175,282    $ 192,731,295
Shares Outstanding--Class II .......................    13,609,747       22,299,201
Net Asset Value--Class II, offering and
 redemption price per share (net assets
 divided by shares outstanding) ....................  $      10.08    $        8.64
Cost of investments ................................  $674,447,406    $ 197,776,044
Cost of cash denominated in foreign
 currencies ........................................  $         --    $          --
-------
 + Includes securities on loan with market
   values of (Note 6):                                $ 66,334,560    $  20,113,302

                                                          Broad          Mid/Small         Overseas
                                                          Market          Company           Equity
                                                          Index            Index             Index
                                                     --------------- ----------------- ----------------
ASSETS:
Securities, at market value+ .......................  $ 601,814,223    $ 155,638,126     $ 50,923,813
Cash denominated in foreign currencies .............             --               --          104,114
Receivable for:
 Dividends .........................................        678,964          134,126          123,899
 Interest ..........................................          8,518            6,568            2,534
 Investments sold ..................................         31,900           31,900           19,007
 Recoverable foreign taxes .........................             --               --           22,577
 Variation margin on futures contracts .............         20,185            9,900               --
Gross unrealized gain on forward foreign
 currency exchange contracts .......................             --               --           13,825
                                                      -------------    -------------     ------------
  Total Assets .....................................    602,553,790      155,820,620       51,209,769
                                                      -------------    -------------     ------------
LIABILITIES:
Payable for:
 Investments purchased .............................             --               --              988
 Variation margin on futures contracts .............             --               --            3,175
 Collateral for securities loaned ..................     44,141,198       26,240,533        1,036,559
Distribution to shareholders .......................             --               --               --
Accrued Expenses:
 Administrative services fees ......................         12,627            3,036              643
 Advisory fees .....................................         24,866            5,704            2,221
 Subadviser fees ...................................         39,393           22,184           15,478
 Other accrued expense .............................        153,650           31,876           34,823
Gross unrealized loss on forward foreign
 currency exchange contracts .......................             --               --            8,210
                                                      -------------    -------------     ------------
  Total Liabilities ................................     44,371,734       26,303,333        1,102,097
                                                      -------------    -------------     ------------
NET ASSETS .........................................  $ 558,182,056    $ 129,517,287     $ 50,107,672
                                                      =============    =============     ============
NET ASSETS REPRESENTED BY:
Paid-in capital ....................................  $ 477,798,684    $  85,234,757     $ 32,310,568
Net unrealized appreciation on investments,
 futures contracts and foreign currency
 transactions ......................................    135,286,225       39,416,231       15,582,864
Undistributed net investment income (loss) .........      8,752,993        1,075,525          563,874
Accumulated net realized gain (loss) on
 investments, futures contracts and foreign
 currency transactions .............................    (63,655,846)       3,790,774        1,650,366
                                                      -------------    -------------     ------------
NET ASSETS .........................................  $ 558,182,056    $ 129,517,287     $ 50,107,672
                                                      =============    =============     ============
CAPITAL SHARES:
Net Assets--Class I ................................  $ 267,653,271    $  64,690,668     $ 23,119,290
Shares Outstanding--Class I ........................     28,846,290        5,189,788        2,558,159
Net Asset Value--Class I, offering and
 redemption price per share (net assets
 divided by shares outstanding) ....................  $        9.28    $       12.46     $       9.04
Net Assets--Class II ...............................  $ 290,528,785    $  64,826,619     $ 26,988,382
Shares Outstanding--Class II .......................     32,975,363        5,413,728        3,144,546
Net Asset Value--Class II, offering and
 redemption price per share (net assets
 divided by shares outstanding) ....................  $        8.81    $       11.97     $       8.58
Cost of investments ................................  $ 466,561,108    $ 116,253,970     $ 35,350,056
Cost of cash denominated in foreign
 currencies ........................................  $          --    $          --     $    104,666
-------
 + Includes securities on loan with market
   values of (Note 6):                                $  42,357,230    $  25,100,463     $    980,679

14                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                            June 30, 2004 (Unaudited)

                                                           Model Portfolios
                                                   --------------------------------
                                                       Savings       Conservative
                                                       Oriented         Growth
                                                   --------------- ----------------
ASSETS:
Securities of affiliated Mutual Funds,
 at market value* ................................  $ 228,450,642   $ 423,972,290
Receivable for:
 Dividends .......................................        395,054         673,411
                                                    -------------   -------------
  Total Assets ...................................    228,845,696     424,645,701
                                                    -------------   -------------
LIABILITIES:
Accrued Expenses:
 Administrative services fees ....................          3,585           6,617
 Advisory fees ...................................         20,340          37,754
 Other accrued expense ...........................         18,443          30,104
                                                    -------------   -------------
  Total Liabilities ..............................         42,368          74,475
                                                    -------------   -------------
NET ASSETS .......................................  $ 228,803,328   $ 424,571,226
                                                    =============   =============
NET ASSETS REPRESENTED BY:
Paid-in capital ..................................  $ 227,457,348   $ 436,395,591
Net unrealized appreciation on investments .......     10,559,907      24,820,805
Undistributed net investment income (loss) .......      2,694,322       3,731,481
Accumulated net realized loss on investments .....    (11,908,249)    (40,376,651)
                                                    -------------   -------------
NET ASSETS .......................................  $ 228,803,328   $ 424,571,226
                                                    =============   =============
CAPITAL SHARES:
Net Assets .......................................  $ 228,803,328   $ 424,571,226
Shares Outstanding ...............................      9,548,703      18,931,981
Net Asset Value, offering and redemption price
 per share (net assets divided by shares
 outstanding) ....................................  $       23.96   $       22.43
Cost of investments ..............................  $ 217,890,735   $ 399,151,485

                                                                  Model Portfolios
                                                   -----------------------------------------------
                                                     Traditional      Long-Term       All-Equity
                                                        Growth          Growth          Growth
                                                   --------------- --------------- ---------------
ASSETS:
Securities of affiliated Mutual Funds,
 at market value* ................................  $ 897,348,088   $ 917,223,204   $172,531,934
Receivable for:
 Dividends .......................................      1,009,450         791,505             --
                                                    -------------   -------------   ------------
  Total Assets ...................................    898,357,538     918,014,709    172,531,934
                                                    -------------   -------------   ------------
LIABILITIES:
Accrued Expenses:
 Administrative services fees ....................         13,811          13,859          2,794
 Advisory fees ...................................         79,811          81,323         15,056
 Other accrued expense ...........................         55,792          58,120         12,080
                                                    -------------   -------------   ------------
  Total Liabilities ..............................        149,414         153,302         29,930
                                                    -------------   -------------   ------------
NET ASSETS .......................................  $ 898,208,124   $ 917,861,407   $172,502,004
                                                    =============   =============   ============
NET ASSETS REPRESENTED BY:
Paid-in capital ..................................  $ 929,058,291   $ 943,930,444   $161,556,057
Net unrealized appreciation on investments .......     56,684,756      19,764,672     17,793,462
Undistributed net investment income (loss) .......      6,157,698       3,592,015       (117,383)
Accumulated net realized loss on investments .....    (93,692,621)    (49,425,724)    (6,730,132)
                                                    -------------   -------------   ------------
NET ASSETS .......................................  $ 898,208,124   $ 917,861,407   $172,502,004
                                                    =============   =============   ============
CAPITAL SHARES:
Net Assets .......................................  $ 898,208,124   $ 917,861,407   $172,502,004
Shares Outstanding ...............................     42,819,822      45,815,459      8,551,731
Net Asset Value, offering and redemption price
 per share (net assets divided by shares
 outstanding) ....................................  $       20.98   $       20.03   $      20.17
Cost of investments ..............................  $ 840,663,332   $ 897,458,532   $154,738,472

-------

 * Investment in other Vantagepoint Funds (Note 1)


                       See Notes to Financial Statements.                     15

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2004 to June 30, 2004 (Unaudited)

                                                 Money        Income      US Government        Asset           Equity
                                                 Market    Preservation     Securities      Allocation         Income
                                              ----------- -------------- --------------- ---------------- ---------------
INVESTMENT INCOME:
Dividends ...................................  $510,437    $         --   $         --    $   4,144,097     $ 8,195,740
Interest+ ...................................        --      12,880,670      2,474,281        3,477,048         375,267
Foreign taxes withheld on dividends .........        --              --             --               --         (91,878)
                                               --------    ------------   ------------    -------------     -----------
Total investment income .....................   510,437      12,880,670      2,474,281        7,621,145       8,479,129
                                               --------    ------------   ------------    -------------     -----------
EXPENSES:
Subadviser ..................................        --         597,543         48,496          885,925       1,751,476
Custodian ...................................    13,428         108,214         21,067           93,305          82,764
Advisory ....................................    51,208         332,159         84,546          388,395         444,176
Fund services ...............................    76,812         498,239        126,819          582,592         666,264
Investor services ...........................   102,417         664,318        169,092          776,790         888,352
Administration ..............................     9,986          64,306         16,556           75,031          85,552
Wrapper .....................................        --         393,693             --               --              --
Other expenses ..............................    10,641          64,084         16,633          106,645          88,067
                                               --------    ------------   ------------    -------------     -----------
Total expenses ..............................   264,492       2,722,556        483,209        2,908,683       4,006,651
                                               --------    ------------   ------------    -------------     -----------
NET INVESTMENT INCOME .......................   245,945      10,158,114      1,991,072        4,712,462       4,472,478
                                               --------    ------------   ------------    -------------     -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) (Note 2):
Net realized gain (loss) on sale of
 investments ................................        --      (2,293,929)     2,176,611       30,741,396       7,825,745
Net realized gain on futures contracts,
 foreign currency transactions, written
 options and swaps ..........................        --          50,312             --        4,458,671              --
Net change in unrealized appreciation
 (depreciation) of investments and
 wrapper agreements .........................        --       3,186,391     (4,862,903)     (20,160,168)     29,117,479
Net change in unrealized appreciation
 (depreciation) on futures contracts,
 foreign currency transactions, written
 options and swaps ..........................        --        (940,624)            --       (1,447,192)             --
                                               --------    ------------   ------------    -------------     -----------
NET GAIN (LOSS) ON INVESTMENTS ..............        --           2,150     (2,686,292)      13,592,707      36,943,224
                                               --------    ------------   ------------    -------------     -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING
 FROM OPERATIONS ............................  $245,945    $ 10,160,264   $   (695,220)   $  18,305,169     $41,415,702
                                               ========    ============   ============    =============     ===========
-------
 + Interest income includes net securities
   lending income of (Note 6):                 $     --    $      5,140   $     41,793    $      39,959     $    94,094


16                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2004 to June 30, 2004 (Unaudited)

                                                           Growth &                            Aggressive
                                                            Income            Growth         Opportunities     International
                                                       ---------------   ----------------   ---------------   --------------
INVESTMENT INCOME:
Dividends ..........................................     $ 6,028,519      $  12,822,352      $  5,479,455      $ 7,316,810
Interest+ ..........................................         186,016            368,521           413,530          332,532
Foreign taxes withheld on dividends ................         (44,066)          (125,247)         (413,519)        (850,857)
                                                         -----------      -------------      ------------      -----------
Total investment income ............................       6,170,469         13,065,626         5,479,466        6,798,485
                                                         -----------      -------------      ------------      -----------
EXPENSES:
Subadviser .........................................       1,223,952          6,560,811         3,444,385        1,442,063
Custodian ..........................................          89,829            337,182           231,007          293,528
Advisory ...........................................         401,771          1,464,645           511,436          255,311
Fund services ......................................         602,657          2,196,968           767,154          382,966
Investor services ..................................         803,542          2,929,291         1,022,872          510,621
Administration .....................................          77,371            279,793            98,420           48,247
Other expenses .....................................          78,983            286,641           101,800           50,688
                                                         -----------      -------------      ------------      -----------
Total expenses before reductions and
 reimbursements ....................................       3,278,105         14,055,331         6,177,074        2,983,424
Less reimbursements (Note 3) .......................              --            (45,279)               --               --
                                                         -----------      -------------      ------------      -----------
Total expenses net of reductions and
 reimbursements ....................................       3,278,105         14,010,052         6,177,074        2,983,424
                                                         -----------      -------------      ------------      -----------
NET INVESTMENT INCOME (LOSS) .......................       2,892,364           (944,426)         (697,608)       3,815,061
                                                         -----------      -------------      ------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 (Note 2):
Net realized gain on sale of investments ...........       8,459,760         64,250,683        72,137,836       11,905,745
Net realized loss on futures contracts and foreign
 currency transactions .............................              --           (127,769)       (5,502,561)        (402,951)
Net change in unrealized appreciation (depreciation)
 of investments ....................................       8,767,486        (48,160,064)        8,234,494         (693,252)
Net change in unrealized appreciation (depreciation)
 on futures contracts and foreign currency
 transactions ......................................              --              6,099        10,151,862            7,728
                                                         -----------      -------------      ------------      -----------
NET GAIN ON INVESTMENTS ............................      17,227,246         15,968,949        85,021,631       10,817,270
                                                         -----------      -------------      ------------      -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ...................................     $20,119,610      $  15,024,523      $ 84,324,023      $14,632,331
                                                         ===========      =============      ============      ===========
-------
 + Interest income includes net securities lending
   income of (Note 6):                                   $    48,601      $     211,594      $    226,436      $   202,707


                       See Notes to Financial Statements.                     17

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2004 to June 30, 2004 (Unaudited)

                                                  Core Bond        500 Stock
                                                    Index            Index
                                              ---------------- -----------------
INVESTMENT INCOME:
Dividends ...................................  $           --   $     1,607,973
Interest+ ...................................       8,012,202            16,604
Net income allocated from
 Master Portfolio ...........................       5,366,760         1,014,627
Foreign taxes withheld on dividends .........              --                --
                                               --------------   ---------------
Total investment income .....................      13,378,962         2,639,204
                                               --------------   ---------------
EXPENSES:
Subadviser ..................................         131,885            51,025
Custodian ...................................          49,817            33,370
Advisory ....................................         150,487            80,864
Fund services Class I .......................         348,341           100,205
Fund services Class II ......................          34,373            47,462
Investor services Class I ...................         348,341           100,205
Investor services Class II ..................          34,373            47,462
Administration ..............................          59,605            31,772
Other expenses ..............................          64,722            47,671
                                               --------------   ---------------
Total expenses ..............................       1,221,944           540,036
                                               --------------   ---------------
NET INVESTMENT INCOME .......................      12,157,018         2,099,168
                                               --------------   ---------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) (Note 2):
Net realized gain (loss) on sale of
 investments ................................       3,710,698         4,711,903
Net realized gain (loss) on futures contracts
 and foreign currency transactions ..........              --            72,695
Net realized gain (loss) on sale of
 investments for the period
 1/1/2004-3/5/2004 ..........................           4,215         4,999,777
Net change in unrealized appreciation
 (depreciation) of investments ..............     (17,273,643)      163,036,395
Net change in unrealized appreciation
 (depreciation) on futures contracts and
 foreign currency transactions ..............             (10)         (119,332)
Net change in unrealized appreciation
 (depreciation) of investments allocated
 from the Master Portfolio ..................       1,699,132      (164,261,037)
                                               --------------   ---------------
NET GAIN (LOSS) ON INVESTMENTS ..............     (11,859,608)        8,440,401
                                               --------------   ---------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ..................  $      297,410   $    10,539,569
                                               ==============   ===============
-------
 + Interest income includes net securities
   lending income of (Note 6):                 $       36,242   $         7,834

                                                    Broad           Mid/Small        Overseas
                                                    Market           Company          Equity
                                                    Index             Index            Index
                                              ----------------- ---------------- ----------------
INVESTMENT INCOME:
Dividends ...................................  $     2,696,717   $      546,742   $      770,853
Interest+ ...................................           32,138           21,535           11,194
Net income allocated from
 Master Portfolio ...........................        1,561,736          226,143          142,025
Foreign taxes withheld on dividends .........             (512)            (516)         (93,127)
                                               ---------------   --------------   --------------
Total investment income .....................        4,290,079          793,904          830,945
                                               ---------------   --------------   --------------
EXPENSES:
Subadviser ..................................          120,374           43,962           46,869
Custodian ...................................           46,764           21,133           38,175
Advisory ....................................          137,840           31,294           14,151
Fund services Class I .......................          201,747           47,747           23,266
Fund services Class II ......................           70,591           15,378            6,396
Investor services Class I ...................          201,747           47,747           23,266
Investor services Class II ..................           70,591           15,378            6,396
Administration ..............................           54,170           12,288            5,299
Other expenses ..............................           58,837           13,575            5,202
                                               ---------------   --------------   --------------
Total expenses ..............................          962,661          248,502          169,020
                                               ---------------   --------------   --------------
NET INVESTMENT INCOME .......................        3,327,418          545,402          661,925
                                               ---------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) (Note 2):
Net realized gain (loss) on sale of
 investments ................................       (3,692,023)      13,683,672       11,689,628
Net realized gain (loss) on futures contracts
 and foreign currency transactions ..........         (129,614)        (115,604)         (16,577)
Net realized gain (loss) on sale of
 investments for the period
 1/1/2004-3/5/2004 ..........................        7,277,273          308,789       (2,232,686)
Net change in unrealized appreciation
 (depreciation) of investments ..............      163,553,756       36,379,189       10,923,041
Net change in unrealized appreciation
 (depreciation) on futures contracts and
 foreign currency transactions ..............         (307,345)          77,140          (26,502)
Net change in unrealized appreciation
 (depreciation) of investments allocated
 from the Master Portfolio ..................     (149,463,973)     (44,498,556)     (17,924,012)
                                               ---------------   --------------   --------------
NET GAIN (LOSS) ON INVESTMENTS ..............       17,238,074        5,834,630        2,412,892
                                               ---------------   --------------   --------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ..................  $    20,565,492   $    6,380,032   $    3,074,817
                                               ===============   ==============   ==============
-------
 + Interest income includes net securities
   lending income of (Note 6):                 $        26,145   $       18,368   $        9,646

See Note 1 regarding the change in structure of the Index Funds.

18                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2004 to June 30, 2004 (Unaudited)

                                                                           Model Portfolios
                                           --------------------------------------------------------------------------------
                                              Savings       Conservative      Traditional       Long-Term       All-Equity
                                              Oriented         Growth            Growth           Growth          Growth
                                           -------------   --------------   ---------------   -------------   -------------
INVESTMENT INCOME OF AFFILIATED
 MUTUAL FUNDS:
Dividends* .............................    $2,399,888       $4,018,329      $  6,046,603      $ 4,149,758     $       --
                                            ----------       ----------      ------------      -----------     ----------
Total investment income ................     2,399,888        4,018,329         6,046,603        4,149,758             --
                                            ----------       ----------      ------------      -----------     ----------
EXPENSES:
Legal ..................................         7,877           14,724            31,417           32,536          5,594
Custodian ..............................        14,308           15,881            18,731           18,552         13,910
Advisory ...............................       107,079          199,684           424,486          436,448         75,933
Administration .........................        18,267           34,043            72,146           74,038         12,810
Other expenses .........................        12,883           24,287            51,694           53,525          9,136
                                            ----------       ----------      ------------      -----------     ----------
Total expenses .........................       160,414          288,619           598,474          615,099        117,383
                                            ----------       ----------      ------------      -----------     ----------
NET INVESTMENT INCOME (LOSS) ...........     2,239,474        3,729,710         5,448,129        3,534,659       (117,383)
                                            ----------       ----------      ------------      -----------     ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) (Note 2):
Net realized gain (loss) on sale of
 investments ...........................       694,323          372,876        (1,903,183)         695,867        362,739
Net change in unrealized appreciation
 (depreciation) of investments .........       967,530        4,346,260        17,633,467       19,965,025      4,714,988
                                            ----------       ----------      ------------      -----------     ----------
NET GAIN ON INVESTMENTS ................     1,661,853        4,719,136        15,730,284       20,660,892      5,077,727
                                            ----------       ----------      ------------      -----------     ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .............    $3,901,327       $8,448,846      $ 21,178,413      $24,195,551     $4,960,344
                                            ==========       ==========      ============      ===========     ==========

-------
 * Received from other Vantagepoint Funds (Note 1)


                        See Notes to Financial Statements.                    19

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                     Money Market                    Income Preservation
                                                          ----------------------------------- ----------------------------------
                                                            For the Period                      For the Period
                                                            from January 1,       For the       from January 1,      For the
                                                           2004 to June 30,     Year Ended     2004 to June 30,     Year Ended
                                                                 2004          December 31,          2004          December 31,
                                                              (Unaudited)          2003           (Unaudited)          2003
                                                          ------------------ ---------------- ------------------ ---------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income ..................................   $     245,945     $     718,627     $  10,158,114     $  17,833,245
 Net realized loss on sale of investments, futures
  contracts, written options and swaps ..................              --                --        (2,243,617)         (210,172)
 Net change in unrealized appreciation of
  investments, futures contracts, wrapper
  agreements, written options and swaps .................              --                --         2,245,767           209,035
                                                            -------------     -------------     -------------     -------------
 Net increase in net assets resulting from
  operations ............................................         245,945           718,627        10,160,264        17,832,108
                                                            -------------     -------------     -------------     -------------
Distributions to shareholders from:
 Net investment income ..................................        (245,945)         (718,627)      (10,160,270)      (17,096,436)
 Net realized gain on investments .......................              --                --                --          (282,358)
 Return of capital ......................................              --                --                --          (735,660)
                                                            -------------     -------------     -------------     -------------
  Total distributions ...................................        (245,945)         (718,627)      (10,160,270)      (18,114,454)
                                                            -------------     -------------     -------------     -------------
Capital share transactions:
 Proceeds from sale of shares ...........................      31,631,882        50,094,767        91,322,345       186,595,284
 Reinvestment of distributions ..........................         203,264           718,628         8,468,082        18,114,454
 Value of shares redeemed ...............................     (34,188,844)      (83,283,464)      (14,051,847)      (39,147,262)
                                                            -------------     -------------     -------------     -------------
  Net increase (decrease) from capital share
   transactions .........................................      (2,353,698)      (32,470,069)       85,738,580       165,562,476
                                                            -------------     -------------     -------------     -------------
 Total increase (decrease) in net assets ................      (2,353,698)      (32,470,069)       85,738,574       165,280,130
                                                            -------------     -------------     -------------     -------------
NET ASSETS at beginning of period .......................     105,761,533       138,231,602       619,963,563       454,683,433
                                                            -------------     -------------     -------------     -------------
NET ASSETS at end of period .............................   $ 103,407,835     $ 105,761,533     $ 705,702,137     $ 619,963,563
                                                            =============     =============     =============     =============
 Undistributed net investment income included in
  net assets at end of period ...........................   $          --     $          --     $      (2,156)    $          --
                                                            =============     =============     =============     =============
SHARE TRANSACTIONS:
 Reverse stock split (Note 9) ...........................              --                --                --            (2,824)
 Number of shares sold ..................................      31,631,882        50,094,767           913,223         1,865,954
 Number of shares issued through reinvestment
  of dividends and distributions ........................         203,264           718,628            84,681           181,145
 Number of shares redeemed ..............................     (34,188,844)      (83,283,464)         (140,519)         (391,473)
                                                            -------------     -------------     -------------     -------------
  Net increase (decrease) in shares outstanding .........      (2,353,698)      (32,470,069)          857,385         1,652,802
                                                            =============     =============     =============     =============


20                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                              US Government Securities                Asset Allocation
                                                         ----------------------------------- -----------------------------------
                                                           For the Period                      For the Period
                                                           from January 1,       For the       from January 1,       For the
                                                          2004 to June 30,     Year Ended     2004 to June 30,     Year Ended
                                                                2004          December 31,          2004          December 31,
                                                             (Unaudited)          2003           (Unaudited)          2003
                                                         ------------------ ---------------- ------------------ ----------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................   $   1,991,072     $   5,720,320     $   4,712,462     $   7,302,865
 Net realized gain on sale of investments and
  futures contracts ....................................       2,176,611         1,347,658        35,200,067        28,429,333
 Net change in unrealized appreciation
  (depreciation) of investments and futures
  contracts ............................................      (4,862,903)       (3,558,192)      (21,607,360)      126,594,793
                                                           -------------     -------------     -------------     -------------
 Net increase (decrease) in net assets resulting
  from operations ......................................        (695,220)        3,509,786        18,305,169       162,326,991
                                                           -------------     -------------     -------------     -------------
Distributions to shareholders from:
 Net investment income .................................      (2,087,718)       (6,277,903)               --       (18,592,974)
 Net realized gain on investments ......................              --        (1,764,146)               --                --
                                                           -------------     -------------     -------------     -------------
  Total distributions ..................................      (2,087,718)       (8,042,049)               --       (18,592,974)
                                                           -------------     -------------     -------------     -------------
Capital share transactions:
 Proceeds from sale of shares ..........................      11,291,920        29,263,078        32,293,737        29,594,988
 Reinvestment of distributions .........................       1,718,662         8,042,006                --        18,592,974
 Value of shares redeemed ..............................     (37,372,552)      (79,870,716)      (67,686,445)      (55,637,459)
                                                           -------------     -------------     -------------     -------------
  Net decrease from capital share transactions .........     (24,361,970)      (42,565,632)      (35,392,708)       (7,449,497)
                                                           -------------     -------------     -------------     -------------
 Total increase (decrease) in net assets ...............     (27,144,908)      (47,097,895)      (17,087,539)      136,284,520
                                                           -------------     -------------     -------------     -------------
NET ASSETS at beginning of period ......................     188,546,131       235,644,026       784,440,460       648,155,940
                                                           -------------     -------------     -------------     -------------
NET ASSETS at end of period ............................   $ 161,401,223     $ 188,546,131     $ 767,352,921     $ 784,440,460
                                                           =============     =============     =============     =============
 Undistributed net investment income included in
  net assets at end of period ..........................   $     (96,646)    $          --     $   5,525,357     $     812,895
                                                           =============     =============     =============     =============
SHARE TRANSACTIONS:
 Number of shares sold .................................       1,072,697         2,727,506         4,666,183         4,766,549
 Number of shares issued through reinvestment
  of dividends and distributions .......................         163,154           753,046                --         2,779,219
 Number of shares redeemed .............................      (3,537,676)       (7,486,679)       (9,790,745)       (9,438,905)
                                                           -------------     -------------     -------------     -------------
  Net decrease in shares outstanding ...................      (2,301,825)       (4,006,127)       (5,124,562)       (1,893,137)
                                                           =============     =============     =============     =============


                       See Notes to Financial Statements.                     21

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                      Equity Income
                                                           -----------------------------------
                                                             For the Period
                                                             from January 1,       For the
                                                            2004 to June 30,     Year Ended
                                                                  2004          December 31,
                                                               (Unaudited)          2003
                                                           ------------------ ----------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income ...................................   $   4,472,478     $   8,128,669
 Net realized gain (loss) on sale of investments .........       7,825,745       (11,640,559)
 Net change in unrealized appreciation
  of investments .........................................      29,117,479       198,421,766
                                                             -------------     -------------
 Net increase in net assets resulting from
  operations .............................................      41,415,702       194,909,876
                                                             -------------     -------------
Distributions to shareholders from:
 Net investment income ...................................              --        (8,027,003)
                                                             -------------     -------------
  Total distributions ....................................              --        (8,027,003)
                                                             -------------     -------------
Capital share transactions:
 Proceeds from sale of shares ............................     122,632,524       107,105,380
 Reinvestment of distributions ...........................              --         8,027,003
 Value of shares redeemed ................................     (54,650,089)      (42,967,771)
                                                             -------------     -------------
  Net increase from capital share transactions ...........      67,982,435        72,164,612
                                                             -------------     -------------
 Total increase in net assets ............................     109,398,137       259,047,485
                                                             -------------     -------------
NET ASSETS at beginning of period ........................     824,093,397       565,045,912
                                                             -------------     -------------
NET ASSETS at end of period ..............................   $ 933,491,534     $ 824,093,397
                                                             =============     =============
 Undistributed net investment income included in
  net assets at end of period ............................   $   4,925,352     $     452,874
                                                             =============     =============
SHARE TRANSACTIONS:
 Number of shares sold ...................................      15,242,182        15,843,899
 Number of shares issued through reinvestment
  of dividends and distributions .........................              --         1,034,408
 Number of shares redeemed ...............................      (6,727,973)       (6,792,269)
                                                             -------------     -------------
  Net increase in shares outstanding .....................       8,514,209        10,086,038
                                                             =============     =============

                                                                     Growth & Income
                                                           -----------------------------------
                                                             For the Period
                                                             from January 1,       For the
                                                            2004 to June 30,     Year Ended
                                                                  2004          December 31,
                                                               (Unaudited)          2003
                                                           ------------------ ----------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income ...................................   $   2,892,364     $   5,203,793
 Net realized gain (loss) on sale of investments .........       8,459,760       (12,399,157)
 Net change in unrealized appreciation
  of investments .........................................       8,767,486       175,167,589
                                                             -------------     -------------
 Net increase in net assets resulting from
  operations .............................................      20,119,610       167,972,225
                                                             -------------     -------------
Distributions to shareholders from:
 Net investment income ...................................              --        (5,357,715)
                                                             -------------     -------------
  Total distributions ....................................              --        (5,357,715)
                                                             -------------     -------------
Capital share transactions:
 Proceeds from sale of shares ............................      90,365,744       115,205,917
 Reinvestment of distributions ...........................              --         5,357,715
 Value of shares redeemed ................................     (41,396,589)      (33,659,485)
                                                             -------------     -------------
  Net increase from capital share transactions ...........      48,969,155        86,904,147
                                                             -------------     -------------
 Total increase in net assets ............................      69,088,765       249,518,657
                                                             -------------     -------------
NET ASSETS at beginning of period ........................     765,115,252       515,596,595
                                                             -------------     -------------
NET ASSETS at end of period ..............................   $ 834,204,017     $ 765,115,252
                                                             =============     =============
 Undistributed net investment income included in
  net assets at end of period ............................   $   3,354,837     $     462,473
                                                             =============     =============
SHARE TRANSACTIONS:
 Number of shares sold ...................................       9,443,236        14,109,835
 Number of shares issued through reinvestment
  of dividends and distributions .........................              --           579,212
 Number of shares redeemed ...............................      (4,288,434)       (4,379,412)
                                                             -------------     -------------
  Net increase in shares outstanding .....................       5,154,802        10,309,635
                                                             =============     =============


22                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                        Growth                      Aggressive Opportunities
                                                         ------------------------------------- ----------------------------------
                                                           For the Period                        For the Period
                                                           from January 1,        For the        from January 1,      For the
                                                          2004 to June 30,      Year Ended      2004 to June 30,     Year Ended
                                                                2004           December 31,           2004          December 31,
                                                             (Unaudited)           2003            (Unaudited)          2003
                                                         ------------------ ------------------ ------------------ ---------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment loss ...................................   $     (944,426)    $   (1,055,417)    $     (697,608)   $    (927,175)
 Net realized gain (loss) on sale of investments,
  futures contracts and foreign currency
  transactions .........................................       64,122,914         (1,551,631)        66,635,275       32,699,862
 Net change in unrealized appreciation
  (depreciation) of investments, futures contracts
  and foreign currency transactions ....................      (48,153,965)       595,671,532         18,386,356      237,652,174
                                                           --------------     --------------     --------------    -------------
 Net increase in net assets resulting from
  operations ...........................................       15,024,523        593,064,484         84,324,023      269,424,861
                                                           --------------     --------------     --------------    -------------
Distributions to shareholders from:
 Net investment income .................................               --            (11,487)                --         (117,905)
 In excess of net investment income ....................               --                 --                 --              (57)
                                                           --------------     --------------     --------------    -------------
  Total distributions ..................................               --            (11,487)                --         (117,962)
                                                           --------------     --------------     --------------    -------------
Capital share transactions:
 Proceeds from sale of shares ..........................      351,279,227        370,213,000        147,007,855      151,533,874
 Reinvestment of distributions .........................               --             11,487                 --          117,962
 Value of shares redeemed ..............................     (271,152,857)      (128,192,189)       (92,619,964)     (54,637,632)
                                                           --------------     --------------     --------------    -------------
  Net increase from capital share transactions .........       80,126,370        242,032,298         54,387,891       97,014,204
                                                           --------------     --------------     --------------    -------------
 Total increase in net assets ..........................       95,150,893        835,085,295        138,711,914      366,321,103
                                                           --------------     --------------     --------------    -------------
NET ASSETS at beginning of period ......................    2,895,640,767      2,060,555,472        938,791,193      572,470,090
                                                           --------------     --------------     --------------    -------------
NET ASSETS at end of period ............................   $2,990,791,660     $2,895,640,767     $1,077,503,107    $ 938,791,193
                                                           ==============     ==============     ==============    =============
 Undistributed net investment income included
  in net assets at end of period .......................   $   (1,158,069)    $     (213,643)    $    8,576,569    $   9,274,177
                                                           ==============     ==============     ==============    =============
SHARE TRANSACTIONS:
 Number of shares sold .................................       42,720,259         49,213,468         15,253,338       19,994,985
 Number of shares issued through reinvestment
  of dividends and distributions .......................               --              1,443                 --           13,195
 Number of shares redeemed .............................      (32,737,038)       (19,050,783)        (9,444,019)      (7,788,237)
                                                           --------------     --------------     --------------    -------------
  Net increase in shares outstanding ...................        9,983,221         30,164,128          5,809,319       12,219,943
                                                           ==============     ==============     ==============    =============


                       See Notes to Financial Statements.                     23

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                                           International
                                                                                ------------------------------------
                                                                                  For the Period
                                                                                  from January 1,        For the
                                                                                 2004 to June 30,       Year Ended
                                                                                       2004            December 31,
                                                                                    (Unaudited)            2003
                                                                                ------------------   ---------------
Increase (decrease) in net assets resulting from operations:
 Net investment income ......................................................     $   3,815,061       $   3,030,082
 Net realized gain (loss) on sale of investments and foreign currency
  transactions ..............................................................        11,502,794            (501,142)
 Net change in unrealized appreciation (depreciation) of investments and
  foreign currency transactions .............................................          (685,524)         96,916,139
                                                                                  -------------       -------------
 Net increase in net assets resulting from operations .......................        14,632,331          99,445,079
                                                                                  -------------       -------------
Distributions to shareholders from:
 Net investment income ......................................................                --          (4,534,410)
 Return of capital ..........................................................                --             (82,003)
                                                                                  -------------       -------------
  Total distributions .......................................................                --          (4,616,413)
                                                                                  -------------       -------------
Capital share transactions:
 Proceeds from sale of shares ...............................................        81,160,211         117,611,346
 Reinvestment of distributions ..............................................                --           4,616,413
 Value of shares redeemed ...................................................       (37,176,595)        (28,481,849)
                                                                                  -------------       -------------
  Net increase from capital share transactions ..............................        43,983,616          93,745,910
                                                                                  -------------       -------------
 Total increase in net assets ...............................................        58,615,947         188,574,576
                                                                                  -------------       -------------
NET ASSETS at beginning of period ...........................................       471,495,450         282,920,874
                                                                                  -------------       -------------
NET ASSETS at end of period .................................................     $ 530,111,397       $ 471,495,450
                                                                                  =============       =============
 Undistributed net investment income included in net assets at end of period      $   2,408,629       $  (1,406,432)
                                                                                  =============       =============
SHARE TRANSACTIONS:
 Number of shares sold ......................................................         8,903,646          15,139,666
 Number of shares issued through reinvestment of dividends and distributions                 --             532,458
 Number of shares redeemed ..................................................        (4,024,616)         (3,966,878)
                                                                                  -------------       -------------
  Net increase in shares outstanding ........................................         4,879,030          11,705,246
                                                                                  =============       =============


24                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                   Core Bond Index                    500 Stock Index
                                                         ----------------------------------- ----------------------------------
                                                           For the Period                      For the Period
                                                           from January 1,       For the       from January 1,      For the
                                                          2004 to June 30,     Year Ended     2004 to June 30,     Year Ended
                                                                2004          December 31,          2004          December 31,
                                                             (Unaudited)          2003           (Unaudited)          2003
                                                         ------------------ ---------------- ------------------ ---------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................   $  12,157,018     $  21,982,669     $   2,099,168     $   3,622,592
 Net realized gain (loss) on sale of investments
  and futures contracts ................................       3,714,913         6,740,246         9,784,375        (3,378,597)
 Net change in unrealized appreciation
  (depreciation) of investments and futures
  contracts ............................................     (15,574,521)       (8,590,458)       (1,343,974)       65,154,317
                                                           -------------     -------------     -------------     -------------
 Net increase in net assets resulting from
  operations ...........................................         297,410        20,132,457        10,539,569        65,398,312
                                                           -------------     -------------     -------------     -------------
Distributions to shareholders from:
 Net investment income--Class I ........................     (10,670,709)      (19,642,302)               --        (1,324,391)
 Net investment income--Class II .......................      (3,259,492)       (7,391,666)               --        (2,293,214)
 Net realized gain on investments--Class I .............              --        (2,787,601)               --                --
 Net realized gain on investments--Class II ............              --          (858,658)               --                --
                                                           -------------     -------------     -------------     -------------
  Total distributions ..................................     (13,930,201)      (30,680,227)               --        (3,617,605)
                                                           -------------     -------------     -------------     -------------
Capital share transactions:
 Proceeds from sale of shares--Class I .................      41,102,973       117,057,172        16,084,726        34,902,771
 Proceeds from sale of shares--Class II ................      17,707,648        19,661,185        30,906,249        50,464,141
 Reinvestment of distributions--Class I ................       8,625,554        22,429,904                --         1,324,391
 Reinvestment of distributions--Class II ...............       2,641,691         8,250,324                --         2,293,214
 Value of shares redeemed--Class I .....................     (20,960,045)      (63,242,255)      (16,395,417)      (16,094,565)
 Value of shares redeemed--Class II ....................     (18,721,650)      (36,902,391)      (30,391,890)      (24,139,915)
                                                           -------------     -------------     -------------     -------------
  Net increase from capital share transactions .........      30,396,171        67,253,939           203,668        48,750,037
                                                           -------------     -------------     -------------     -------------
 Total increase in net assets ..........................      16,763,380        56,706,169        10,743,237       110,530,744
                                                           -------------     -------------     -------------     -------------
NET ASSETS at beginning of period ......................     591,394,008       534,687,839       316,564,720       206,033,976
                                                           -------------     -------------     -------------     -------------
NET ASSETS at end of period ............................   $ 608,157,388     $ 591,394,008     $ 327,307,957     $ 316,564,720
                                                           =============     =============     =============     =============
 Undistributed net investment income included
  in net assets at end of period .......................   $  (1,773,183)    $          --     $   2,102,546     $       3,378
                                                           =============     =============     =============     =============
SHARE TRANSACTIONS:
 Number of shares sold--Class I ........................       4,006,344        11,224,595         1,792,672         4,534,443
 Number of shares issued through reinvestment
  of dividends and distributions--Class I ..............         841,419         2,159,844                --           152,932
 Number of shares redeemed--Class I ....................      (2,035,064)       (6,053,167)       (1,821,991)       (2,110,783)
                                                           -------------     -------------     -------------     -------------
  Net increase (decrease) in shares
   outstanding--Class I ................................       2,812,699         7,331,272           (29,319)        2,576,592
                                                           =============     =============     =============     =============
 Number of shares sold--Class II .......................       1,714,224         1,871,013         3,615,093         6,969,036
 Number of shares issued through reinvestment
  of dividends and distributions--Class II .............         256,852           790,897                --           278,303
 Number of shares redeemed--Class II ...................      (1,814,959)       (3,540,548)       (3,535,155)       (3,314,055)
                                                           -------------     -------------     -------------     -------------
  Net increase (decrease) in shares
   outstanding--Class II ...............................         156,117          (878,638)           79,938         3,933,284
                                                           =============     =============     =============     =============


                       See Notes to Financial Statements.                     25

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                 Broad Market Index               Mid/Small Company Index
                                                         ----------------------------------- ----------------------------------
                                                           For the Period                      For the Period
                                                           from January 1,       For the       from January 1,      For the
                                                          2004 to June 30,     Year Ended     2004 to June 30,     Year Ended
                                                                2004          December 31,          2004          December 31,
                                                             (Unaudited)          2003           (Unaudited)          2003
                                                         ------------------ ---------------- ------------------ ---------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................   $   3,327,418     $   5,839,494     $     545,402     $    677,073
 Net realized gain (loss) on sale of investments
  and futures contracts ................................       3,455,636        (8,835,289)       13,876,857       (2,490,793)
 Net change in unrealized appreciation
  (depreciation) of investments and
  futures contracts ....................................      13,782,438       127,184,348        (8,042,227)      27,378,308
                                                           -------------     -------------     -------------     ------------
 Net increase in net assets resulting from
  operations ...........................................      20,565,492       124,188,553         6,380,032       25,564,588
                                                           -------------     -------------     -------------     ------------
Distributions to shareholders from:
 Net investment income--Class I ........................              --        (2,374,886)               --         (250,183)
 Net investment income--Class II .......................              --        (3,035,133)               --         (312,686)
                                                           -------------     -------------     -------------     ------------
  Total distributions ..................................              --        (5,410,019)               --         (562,869)
                                                           -------------     -------------     -------------     ------------
Capital share transactions:
 Proceeds from sale of shares--Class I .................      14,225,430        28,204,359        17,910,417       22,355,195
 Proceeds from sale of shares--Class II ................      33,391,012        38,133,764        21,628,212       20,820,155
 Reinvestment of distributions--Class I ................              --         2,374,086                --          250,183
 Reinvestment of distributions--Class II ...............              --         3,035,133                --          312,686
 Value of shares redeemed--Class I .....................     (23,846,542)      (13,017,356)      (13,420,039)      (5,907,958)
 Value of shares redeemed--Class II ....................     (25,814,191)      (17,495,892)      (12,768,391)      (5,745,000)
                                                           -------------     -------------     -------------     ------------
  Net increase (decrease) from capital share
   transactions ........................................      (2,044,291)       41,234,094        13,350,199       32,085,261
                                                           -------------     -------------     -------------     ------------
 Total increase in net assets ..........................      18,521,201       160,012,628        19,730,231       57,086,980
                                                           -------------     -------------     -------------     ------------
NET ASSETS at beginning of period ......................     539,660,855       379,648,227       109,787,056       52,700,076
                                                           -------------     -------------     -------------     ------------
NET ASSETS at end of period ............................   $ 558,182,056     $ 539,660,855     $ 129,517,287     $109,787,056
                                                           =============     =============     =============     ============
 Undistributed net investment income included
  in net assets at end of period .......................   $   8,752,993     $   5,425,575     $   1,075,525     $    530,123
                                                           =============     =============     =============     ============
SHARE TRANSACTIONS:
 Number of shares sold--Class I ........................       1,554,318         3,690,025         1,455,840        2,139,171
 Number of shares issued through reinvestment
  of dividends and distributions--Class I ..............              --           268,866                --           21,383
 Number of shares redeemed--Class I ....................      (2,584,712)       (1,744,055)       (1,089,541)        (631,230)
                                                           -------------     -------------     -------------     ------------
  Net increase (decrease) in shares
   outstanding--Class I ................................      (1,030,394)        2,214,836           366,299        1,529,324
                                                           =============     =============     =============     ============
 Number of shares sold--Class II .......................       3,810,595         5,266,992         1,822,388        2,104,290
 Number of shares issued through reinvestment
  of dividends and distributions--Class II .............              --           362,620                --           27,869
 Number of shares redeemed--Class II ...................      (2,940,011)       (2,406,675)       (1,083,691)        (621,496)
                                                           -------------     -------------     -------------     ------------
  Net increase in shares outstanding--Class II .........         870,584         3,222,937           738,697        1,510,663
                                                           =============     =============     =============     ============


26                      See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                                         Overseas Equity Index
                                                                                  ------------------------------------
                                                                                    For the Period
                                                                                    from January 1,        For the
                                                                                   2004 to June 30,       Year Ended
                                                                                         2004            December 31,
                                                                                      (Unaudited)            2003
                                                                                  ------------------   ---------------
Increase (decrease) in net assets resulting from operations:
 Net investment income ........................................................     $     661,925       $    963,079
 Net realized gain (loss) on sale of investments, futures contracts and foreign
  currency transactions .......................................................         9,440,365           (339,572)
 Net change in unrealized appreciation (depreciation) of investments, futures
  contracts and foreign currency transactions .................................        (7,027,473)        18,699,542
                                                                                    -------------       ------------
 Net increase in net assets resulting from operations .........................         3,074,817         19,323,049
                                                                                    -------------       ------------
Distributions to shareholders from:
 Net investment income--Class I ...............................................                --           (746,430)
 Net investment income--Class II ..............................................                --           (284,019)
                                                                                    -------------       ------------
  Total distributions .........................................................                --         (1,030,449)
                                                                                    -------------       ------------
Capital share transactions:
 Proceeds from sale of shares--Class I ........................................         7,955,778         17,087,851
 Proceeds from sale of shares--Class II .......................................        11,791,590         12,084,758
 Reinvestment of distributions--Class I .......................................                --            746,430
 Reinvestment of distributions--Class II ......................................                --            284,019
 Value of shares redeemed--Class I ............................................       (47,553,015)        (7,305,647)
 Value of shares redeemed--Class II ...........................................        (5,302,277)        (4,123,347)
                                                                                    -------------       ------------
  Net increase (decrease) from capital share transactions .....................       (33,107,924)        18,774,064
                                                                                    -------------       ------------
 Total increase (decrease) in net assets ......................................       (30,033,107)        37,066,664
                                                                                    -------------       ------------
NET ASSETS at beginning of period .............................................        80,140,779         43,074,115
                                                                                    -------------       ------------
NET ASSETS at end of period ...................................................     $  50,107,672       $ 80,140,779
                                                                                    =============       ============
 Undistributed net investment income included in net assets at end of period ..     $     563,874       $    (98,051)
                                                                                    =============       ============
SHARE TRANSACTIONS:
 Number of shares sold--Class I ...............................................           893,777          2,415,187
 Number of shares issued through reinvestment of dividends and
  distributions--Class I ......................................................                --             88,230
 Number of shares redeemed--Class I ...........................................        (5,342,260)        (1,063,384)
                                                                                    -------------       ------------
  Net increase (decrease) in shares outstanding--Class I ......................        (4,448,483)         1,440,033
                                                                                    =============       ============
 Number of shares sold--Class II ..............................................         1,391,384          1,694,565
 Number of shares issued through reinvestment of dividends and
  distributions--Class II .....................................................                --             35,370
 Number of shares redeemed--Class II ..........................................          (628,758)          (617,086)
                                                                                    -------------       ------------
  Net increase in shares outstanding--Class II ................................           762,626          1,112,849
                                                                                    =============       ============


                       See Notes to Financial Statements.                     27

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                                      Model Portfolios
                                                           ----------------------------------------------------------------------
                                                                    Savings Oriented                  Conservative Growth
                                                           ----------------------------------- ----------------------------------
                                                             For the Period                      For the Period
                                                             from January 1,       For the       from January 1,      For the
                                                            2004 to June 30,     Year Ended     2004 to June 30,     Year Ended
                                                                  2004          December 31,          2004          December 31,
                                                               (Unaudited)          2003           (Unaudited)          2003
                                                           ------------------ ---------------- ------------------ ---------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income ...................................   $   2,239,474     $   4,622,134     $   3,729,710     $   7,258,186
 Net realized gain (loss) on sale of investments .........         694,323        (1,320,823)          372,876        (4,535,756)
 Net change in unrealized appreciation of
  investments ............................................         967,530        13,931,335         4,346,260        41,499,733
                                                             -------------     -------------     -------------     -------------
 Net increase in net assets resulting from
  operations .............................................       3,901,327        17,232,646         8,448,846        44,222,163
                                                             -------------     -------------     -------------     -------------
Distributions to shareholders from:
 Net investment income ...................................              --        (4,742,773)               --        (7,341,813)
                                                             -------------     -------------     -------------     -------------
  Total distributions ....................................              --        (4,742,773)               --        (7,341,813)
                                                             -------------     -------------     -------------     -------------
Capital share transactions:
 Proceeds from sale of shares ............................      40,055,609        50,333,016        63,038,770        76,878,175
 Reinvestment of distributions ...........................              --         4,742,773                --         7,341,813
 Value of shares redeemed ................................     (17,417,642)      (24,798,193)      (22,916,909)      (25,886,387)
                                                             -------------     -------------     -------------     -------------
  Net increase from capital share transactions ...........      22,637,967        30,277,596        40,121,861        58,333,601
                                                             -------------     -------------     -------------     -------------
 Total increase in net assets ............................      26,539,294        42,767,469        48,570,707        95,213,951
                                                             -------------     -------------     -------------     -------------
NET ASSETS at beginning of period ........................     202,264,034       159,496,565       376,000,519       280,786,568
                                                             -------------     -------------     -------------     -------------
NET ASSETS at end of period ..............................   $ 228,803,328     $ 202,264,034     $ 424,571,226     $ 376,000,519
                                                             =============     =============     =============     =============
 Undistributed net investment income included
  in net assets at end of period .........................   $   2,694,322     $     454,848     $   3,731,481     $       1,771
                                                             =============     =============     =============     =============
SHARE TRANSACTIONS:
 Number of shares sold ...................................       1,683,581         2,210,386         2,829,467         3,692,283
 Number of shares issued through reinvestment
  of dividends and distributions .........................              --           201,735                --           334,631
 Number of shares redeemed ...............................        (730,938)       (1,092,212)       (1,026,095)       (1,271,477)
                                                             -------------     -------------     -------------     -------------
  Net increase in shares outstanding .....................         952,643         1,319,909         1,803,372         2,755,437
                                                             =============     =============     =============     =============


28                      See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                                      Model Portfolios
                                                           ----------------------------------------------------------------------
                                                                   Traditional Growth                   Long-Term Growth
                                                           ----------------------------------- ----------------------------------
                                                             For the Period                      For the Period
                                                             from January 1,       For the       from January 1,      For the
                                                            2004 to June 30,     Year Ended     2004 to June 30,     Year Ended
                                                                  2004          December 31,          2004          December 31,
                                                               (Unaudited)          2003           (Unaudited)          2003
                                                           ------------------ ---------------- ------------------ ---------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income ...................................   $   5,448,129     $  11,136,577     $   3,534,659     $   8,512,317
 Net realized gain (loss) on sale of investments .........      (1,903,183)      (24,668,299)          695,867        (3,713,663)
 Net change in unrealized appreciation of
  investments ............................................      17,633,467       136,703,711        19,965,025       154,914,138
                                                             -------------     -------------     -------------     -------------
 Net increase in net assets resulting from
  operations .............................................      21,178,413       123,171,989        24,195,551       159,712,792
                                                             -------------     -------------     -------------     -------------
Distributions to shareholders from:
 Net investment income ...................................              --       (11,300,929)               --        (8,786,488)
 Net realized gain on investments ........................              --                --                --           (39,436)
                                                             -------------     -------------     -------------     -------------
  Total distributions ....................................              --       (11,300,929)               --        (8,825,924)
                                                             -------------     -------------     -------------     -------------
Capital share transactions:
 Proceeds from sale of shares ............................     128,758,030       153,902,419       122,853,100       152,487,229
 Reinvestment of distributions ...........................              --        11,300,929                --         8,825,924
 Value of shares redeemed ................................     (47,309,454)      (48,047,781)      (49,964,346)      (20,133,102)
                                                             -------------     -------------     -------------     -------------
  Net increase from capital share transactions ...........      81,448,576       117,155,567        72,888,754       141,180,051
                                                             -------------     -------------     -------------     -------------
 Total increase in net assets ............................     102,626,989       229,026,627        97,084,305       292,066,919
                                                             -------------     -------------     -------------     -------------
NET ASSETS at beginning of period ........................     795,581,135       566,554,508       820,777,102       528,710,183
                                                             -------------     -------------     -------------     -------------
NET ASSETS at end of period ..............................   $ 898,208,124     $ 795,581,135     $ 917,861,407     $ 820,777,102
                                                             =============     =============     =============     =============
 Undistributed net investment income included
  in net assets at end of period .........................   $   6,157,698     $     709,569     $   3,592,015     $      57,356
                                                             =============     =============     =============     =============
SHARE TRANSACTIONS:
 Number of shares sold ...................................       6,165,382         8,167,202         6,143,516         8,809,489
 Number of shares issued through reinvestment
  of dividends and distributions .........................              --           552,883                --           453,542
 Number of shares redeemed ...............................      (2,245,411)       (2,782,988)       (2,465,994)       (1,270,771)
                                                             -------------     -------------     -------------     -------------
  Net increase in shares outstanding .....................       3,919,971         5,937,097         3,677,522         7,992,260
                                                             =============     =============     =============     =============


                       See Notes to Financial Statements.                     29

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                                                                                          Model Portfolios
                                                                                ------------------------------------
                                                                                         All-Equity Growth
                                                                                ------------------------------------
                                                                                  For the Period
                                                                                  from January 1,        For the
                                                                                 2004 to June 30,       Year Ended
                                                                                       2004            December 31,
                                                                                    (Unaudited)            2003
                                                                                ------------------   ---------------
Increase (decrease) in net assets resulting from operations:
 Net investment income (loss) ...............................................     $    (117,383)      $    478,278
 Net realized gain (loss) on sale of investments ............................           362,739           (920,294)
 Net change in unrealized appreciation of investments .......................         4,714,988         25,931,002
                                                                                  -------------       ------------
 Net increase in net assets resulting from operations .......................         4,960,344         25,488,986
                                                                                  -------------       ------------
Distributions to shareholders from:
 Net investment income ......................................................                --           (478,278)
 Return of capital ..........................................................                --                (18)
                                                                                  -------------       ------------
  Total distributions .......................................................                --           (478,296)
                                                                                  -------------       ------------
Capital share transactions:
 Proceeds from sale of shares ...............................................        51,520,857         55,390,147
 Reinvestment of distributions ..............................................                --            478,296
 Value of shares redeemed ...................................................       (12,124,683)        (7,512,736)
                                                                                  -------------       ------------
  Net increase from capital share transactions ..............................        39,396,174         48,355,707
                                                                                  -------------       ------------
 Total increase in net assets ...............................................        44,356,518         73,366,397
                                                                                  -------------       ------------
NET ASSETS at beginning of period ...........................................       128,145,486         54,779,089
                                                                                  -------------       ------------
NET ASSETS at end of period .................................................     $ 172,502,004       $128,145,486
                                                                                  =============       ============
 Undistributed net investment income included in net assets at end of period      $    (117,383)      $         --
                                                                                  =============       ============
SHARE TRANSACTIONS:
 Number of shares sold ......................................................         2,571,449          3,277,779
 Number of shares issued through reinvestment of dividends and distributions                 --             24,553
 Number of shares redeemed ..................................................          (595,339)          (458,502)
                                                                                  -------------       ------------
  Net increase in shares outstanding ........................................         1,976,110          2,843,830
                                                                                  =============       ============


30                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                           Money Market
                                               ---------------------------------------------------------------------
                                                 For the Period
                                                 from January 1,
                                                2004 to June 30,
                                                      2004                 For the Year Ended December 31,
                                                   (Unaudited)        2003         2002         2001         2000
                                               ------------------ ------------ ------------ ------------ -----------
Net Asset Value, beginning of period .........     $   1.00        $   1.00     $   1.00      $  1.00      $ 1.00
Income from investment operations:
 Net investment income .......................           --**          0.01         0.01         0.04        0.06
 Net realized and unrealized gain on
  investments ................................           --              --           --           --          --
                                                   --------         -------      -------      -------      ------
Total from investment operations .............           --            0.01         0.01         0.04        0.06
                                                   --------         -------      -------      -------      ------
Less distributions:
 From net investment income ..................        (0.00)**        (0.01)       (0.01)       (0.04)      (0.06)
                                                   --------         -------      -------      -------      ------
Total distributions ..........................        (0.00)          (0.01)       (0.01)       (0.04)      (0.06)
                                                   --------         -------      -------      -------      ------
Net Asset Value, end of period ...............     $   1.00        $   1.00     $   1.00      $  1.00      $ 1.00
                                                   ========        ========     ========      =======      ======
Total return .................................         0.24%++         0.60%        1.32%        3.70%       6.05%
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $103,408        $105,762     $138,232     $119,652     $93,385
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................         0.52%+          0.52%        0.49%        0.46%       0.46%
 Ratio of net investment income to
  average net assets .........................         0.48%+          0.60%        1.30%        3.54%       5.89%
Ratio of expenses to average net
 assets prior to expense reductions
 and reimbursed expenses .....................          N/A             N/A         0.52%        0.53%       0.52%
Ratio of net investment income
 to average net assets prior to
 expense reductions and reimbursed
 expenses ....................................          N/A             N/A         1.27%        3.47%       5.83%
Portfolio turnover ...........................          N/A             N/A          N/A          N/A         N/A

                                                Money Market
                                               ---------------
                                                For the Period
                                                from March 1,
                                                   1999* to
                                                 December 31,
                                                     1999
                                               ---------------
Net Asset Value, beginning of period .........   $    1.00
Income from investment operations:
 Net investment income .......................        0.04
 Net realized and unrealized gain on
  investments ................................          --
                                                 ---------
Total from investment operations .............        0.04
                                                 ---------
Less distributions:
 From net investment income ..................       (0.04)
                                                 ---------
Total distributions ..........................       (0.04)
                                                 ---------
Net Asset Value, end of period ...............   $    1.00
                                                 =========
Total return .................................        4.00%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............   $  76,773
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................        0.47%+
 Ratio of net investment income to
  average net assets .........................        4.70%+
Ratio of expenses to average net
 assets prior to expense reductions
 and reimbursed expenses .....................        0.52%+
Ratio of net investment income
 to average net assets prior to
 expense reductions and reimbursed
 expenses ....................................        4.65%+
Portfolio turnover ...........................         N/A

----------

 + Annualized
++ Not annualized
 * Commencement of operations
** Rounds to less than $0.01

                       See Notes to Financial Statements.                     31

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                           Income Preservation
                                               ---------------------------------------------------------------------------
                                                 For the Period                                            For the Period
                                                 from January 1,                                          from December 4,
                                                2004 to June 30,                                              2000* to
                                                      2004           For the Year Ended December 31,        December 31,
                                                   (Unaudited)        2003         2002o      2001(a)^         2000^
                                               ------------------ ------------ ------------ ------------ -----------------
Net Asset Value, beginning of period .........     $  100.00        $ 100.00    $ 100.00     $ 100.00      $  100.00
Income from investment operations:
 Net investment income .......................          1.52            3.46        4.02         5.08           0.47
 Net realized and unrealized gain on
  investments, futures contracts, foreign
  currency transactions, wrappers
  agreements, written options and swaps ......            --**            --**        --**         --**           --
                                                   ---------        --------    --------     --------      ---------
Total from investment operations .............          1.52            3.46        4.02         5.08           0.47
                                                   ---------        --------    --------     --------      ---------
Less distributions:
 From net investment income ..................         (1.52)          (3.34)      (4.02)       (4.93)         (0.47)
 From net realized gains .....................            --           (0.05)      (0.47)       (2.45)            --
 Reverse stock split (Note 9) ................            --            0.05        0.47         2.45             --
 Return of capital ...........................            --           (0.12)         --        (0.15)            --
                                                   ---------        --------    --------     --------      ---------
Total distributions ..........................         (1.52)          (3.46)      (4.02)       (5.08)         (0.47)
                                                   ---------        --------    --------     --------      ---------
Net Asset Value, end of period ...............     $  100.00        $ 100.00    $ 100.00     $ 100.00      $  100.00
                                                   =========        ========    ========     ========      =========
Total return .................................          1.53%++         3.51%       4.09%        5.18%          0.46%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $ 705,702        $619,964    $454,683     $408,910      $ 329,137
Ratios to average net assets:
 Ratio of expenses to average net assets .....          0.82%+          0.82%       0.83%        0.84%          0.78%+
 Ratio of net investment income to average
  net assets .................................          3.06%+          3.42%       4.02%        5.06%          6.90%+
Portfolio turnover ...........................            36%++          211%        310%         213%           139%++

----------

  +  Annualized
 ++  Not annualized
  *  Commencement of operations
  o  Per share amounts were calculated using average shares outstanding.
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%.
 **  Rounds to less than $0.01
  ^ Per share amounts were restated to reflect a 0.9953 reverse stock split effective December 27, 2002.

32                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                     US Government Securities
                                               ---------------------------------------------------------------------
                                                 For the Period
                                                 from January 1,
                                                2004 to June 30,
                                                      2004                 For the Year Ended December 31,
                                                   (Unaudited)        2003         2002        2001(a)       2000
                                               ------------------ ------------ ------------ ------------ -----------
Net Asset Value, beginning of period .........     $   10.54       $  10.76     $  10.34     $  10.07     $  9.50
Income from investment operations:
 Net investment income .......................          0.12           0.27         0.34         0.46        0.53
 Net realized and unrealized gain
  (loss) on investments ......................         (0.17)         (0.10)        0.54         0.27        0.57
                                                   ---------       --------      -------      -------     -------
Total from investment operations .............         (0.05)          0.17         0.88         0.73        1.10
                                                   ---------       --------      -------      -------     -------
Less distributions:
 From net investment income ..................         (0.13)         (0.30)       (0.35)       (0.46)      (0.53)
 From net realized gains .....................            --          (0.09)       (0.11)          --          --
                                                   ---------       --------      -------      -------     -------
Total distributions ..........................         (0.13)         (0.39)       (0.46)       (0.46)      (0.53)
                                                   ---------       --------      -------      -------     -------
Net Asset Value, end of period ...............     $   10.36       $  10.54     $  10.76     $  10.34     $ 10.07
                                                   =========       ========     ========     ========     =======
Total return .................................         (0.48)%++       1.66%        8.76%        7.42%      12.00%
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $ 161,401       $188,546     $235,644     $150,807     $87,209
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................          0.57%+         0.61%        0.61%        0.64%       0.68%
 Ratio of net investment income to
  average net assets .........................          2.36%+         2.57%        3.30%        4.52%       5.54%
Portfolio turnover ...........................           156%++         120%         114%         278%        121%

                                                US Government
                                                  Securities
                                               ---------------
                                                For the Period
                                                from March 1,
                                                   1999* to
                                                 December 31,
                                                     1999
                                               ---------------
Net Asset Value, beginning of period .........   $   10.00
Income from investment operations:
 Net investment income .......................        0.44
 Net realized and unrealized gain
  (loss) on investments ......................       (0.50)
                                                 ---------
Total from investment operations .............       (0.06)
                                                 ---------
Less distributions:
 From net investment income ..................       (0.44)
 From net realized gains .....................          --
                                                 ---------
Total distributions ..........................       (0.44)
                                                 ---------
Net Asset Value, end of period ...............   $    9.50
                                                 =========
Total return .................................       (0.66)%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............   $  76,468
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................        0.66%+
 Ratio of net investment income to
  average net assets .........................        5.26%+
Portfolio turnover ...........................         176%++

----------

  +  Annualized
 ++  Not annualized
  *  Commencement of operations
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%.


                       See Notes to Financial Statements.                     33

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                           Asset Allocation
                                               ------------------------------------------------------------------------
                                                 For the Period
                                                 from January 1,
                                                2004 to June 30,
                                                      2004                   For the Year Ended December 31,
                                                   (Unaudited)        2003          2002        2001(a)        2000
                                               ------------------ ------------ ------------- ------------ -------------
Net Asset Value, beginning of period .........      $  6.75         $  5.49      $  6.52      $  9.96       $ 10.49
Income from investment operations:
 Net investment income .......................         0.04            0.07         0.10         0.21          0.29
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................         0.12            1.35        (1.13)       (0.83)        (0.36)
                                                    -------         -------      -------      -------       -------
Total from investment operations .............         0.16            1.42        (1.03)       (0.62)        (0.07)
                                                    -------         -------      -------      -------       -------
Less distributions:
 From net investment income ..................           --           (0.16)          --        (0.21)        (0.29)
 From net realized gains .....................           --              --           --        (1.10)        (0.17)
 In excess of net realized gain
  on investments .............................           --              --           --        (1.22)           --
 Return of capital ...........................           --              --           --        (0.29)           --
                                                    -------         -------      -------      -------       -------
Total distributions ..........................           --           (0.16)          --        (2.82)        (0.46)
                                                    -------         -------      -------      -------       -------
Net Asset Value, end of period ...............      $  6.91         $  6.75      $  5.49      $  6.52       $  9.96
                                                    =======         =======      =======      =======       =======
Total return .................................         2.37%++        25.97%      (15.80)%      (5.42)%       (0.71)%
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $767,353        $784,440     $648,156      $876,207      $986,504
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................         0.75%+          0.76%        0.75%        0.75%         0.78%
 Ratio of net investment income to
  average net assets .........................         1.21%+          1.06%        1.61%        2.21%         2.61%
Portfolio turnover ...........................            1%++           17%          25%         107%           19%

                                               Asset Allocation
                                               ----------------
                                                For the Period
                                                 from March 1,
                                                   1999* to
                                                 December 31,
                                                     1999
                                               ----------------
Net Asset Value, beginning of period .........   $    10.00
Income from investment operations:
 Net investment income .......................         0.24
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................         0.62
                                                 ----------
Total from investment operations .............         0.86
                                                 ----------
Less distributions:
 From net investment income ..................        (0.24)
 From net realized gains .....................        (0.13)
 In excess of net realized gain
  on investments .............................           --
 Return of capital ...........................           --
                                                 ----------
Total distributions ..........................        (0.37)
                                                 ----------
Net Asset Value, end of period ...............   $    10.49
                                                 ==========
Total return .................................         8.61%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............   $1,100,101
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................         0.80%+
 Ratio of net investment income to
  average net assets .........................         2.68%+
Portfolio turnover ...........................            6%++

----------
  +  Annualized
 ++  Not annualized
  *  Commencement of operations
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%.


34                      See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                            Equity Income
                                               -----------------------------------------------------------------------
                                                 For the Period
                                                 from January 1,
                                                2004 to June 30,
                                                      2004                  For the Year Ended December 31,
                                                   (Unaudited)        2003          2002         2001         2000
                                               ------------------ ------------ ------------- ------------ ------------
Net Asset Value, beginning of period .........      $  7.88        $   5.98     $   7.12     $   8.15     $   7.16
Income from investment operations:
 Net investment income .......................         0.04            0.08         0.09         0.11         0.15
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................         0.33            1.90        (1.15)        0.06         1.11
                                                    -------         -------     --------      -------      -------
Total from investment operations .............         0.37            1.98        (1.06)        0.17         1.26
                                                    -------         -------     --------      -------      -------
Less distributions:
 From net investment income ..................           --           (0.08)       (0.08)       (0.11)       (0.15)
 From net realized gains .....................           --              --           --        (0.29)       (0.12)
 In excess of net realized gain
  on investments .............................           --              --           --        (0.78)          --
 Return of capital ...........................           --              --           --        (0.02)          --
                                                    -------         -------     --------     --------     --------
Total distributions ..........................           --           (0.08)       (0.08)       (1.20)       (0.27)
                                                    -------         -------     --------     --------     --------
Net Asset Value, end of period ...............      $  8.25        $   7.88     $   5.98     $   7.12     $   8.15
                                                    =======        ========     ========     ========     ========
Total return .................................         4.70%++        33.09%      (14.96)%       2.92%       17.56%
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $933,492        $824,093     $565,046     $628,075     $522,954
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................         0.90%+          0.92%        0.92%        0.94%        0.85%
 Ratio of net investment income to
  average net assets .........................         1.01%+          1.25%        1.21%        1.37%        2.00%
Ratio of expenses to average net
 assets after expense reductions and
 reimbursed expenses .........................          N/A             N/A         0.90%        0.92%        0.79%
Ratio of net investment income
 to average net assets after
 expense reductions and reimbursed
 expenses ....................................          N/A             N/A         1.23%        1.39%        2.06%
Portfolio turnover ...........................            9%++           13%          17%          16%          58%

                                                Equity Income
                                               ---------------
                                                For the Period
                                                from March 1,
                                                   1999* to
                                                 December 31,
                                                     1999
                                               ---------------
Net Asset Value, beginning of period .........   $   10.00
Income from investment operations:
 Net investment income .......................        0.18
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................       (0.68)
                                                 ---------
Total from investment operations .............       (0.50)
                                                 ---------
Less distributions:
 From net investment income ..................       (0.18)
 From net realized gains .....................       (2.16)
 In excess of net realized gain
  on investments .............................          --
 Return of capital ...........................          --
                                                 ---------
Total distributions ..........................       (2.34)
                                                 ---------
Net Asset Value, end of period ...............   $    7.16
                                                 =========
Total return .................................       (4.60)%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............   $ 486,690
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................        0.76%+
 Ratio of net investment income to
  average net assets .........................        2.07%+
Ratio of expenses to average net
 assets after expense reductions and
 reimbursed expenses .........................        0.75%+
Ratio of net investment income
 to average net assets after
 expense reductions and reimbursed
 expenses ....................................        2.08%+
Portfolio turnover ...........................          77%++

----------

 +   Annualized
++   Not annualized
 *   Commencement of operations

                       See Notes to Financial Statements.                     35

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                           Growth & Income
                                               ------------------------------------------------------------------------
                                                 For the Period
                                                 from January 1,
                                                2004 to June 30,
                                                      2004                   For the Year Ended December 31,
                                                   (Unaudited)        2003          2002          2001         2000
                                               ------------------ ------------ ------------- ------------- ------------
Net Asset Value, beginning of period .........      $  9.38         $  7.24      $   9.45       $ 10.83      $ 11.85
Income from investment operations:
 Net investment income .......................         0.03            0.06          0.05          0.05         0.06
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................         0.21            2.15         (2.22)        (0.62)        0.44
                                                    -------         -------      --------       -------      -------
Total from investment operations .............         0.24            2.21         (2.17)        (0.57)        0.50
                                                    -------         -------      --------       -------      -------
Less distributions:
 From net investment income ..................           --           (0.07)       (0.04)         (0.05)       (0.06)
 From net realized gains .....................           --              --            --            --        (1.46)
 In excess of net realized gain
  on investments .............................           --              --            --         (0.70)          --
 Return of capital ...........................           --              --            --         (0.06)          --
                                                    -------         --------     --------       -------      --------
Total distributions ..........................           --           (0.07)        (0.04)        (0.81)       (1.52)
                                                    -------         --------     --------       -------      --------
Net Asset Value, end of period ...............      $  9.62         $  9.38      $   7.24       $  9.45      $ 10.83
                                                    =======         ========     ========       =======      ========
Total return .................................         2.56%++        30.49%       (22.93)%       (4.77)%       4.21%
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $834,204        $765,115      $515,597      $436,285     $376,137
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................         0.82%+          0.83%         0.84%         0.88%        0.82%
 Ratio of net investment income to
  average net assets .........................         0.72%+          0.86%         0.76%         0.52%        0.58%
Ratio of expenses to average net
 assets after expense reductions and
 reimbursed expenses .........................          N/A             N/A          0.81%         0.85%        0.79%
Ratio of net investment income
 to average net assets after
 expense reductions and reimbursed
 expenses ....................................          N/A             N/A          0.79%         0.55%        0.61%
Portfolio turnover ...........................            8%++           22%           29%           58%          94%

                                               Growth & Income
                                               ---------------
                                                For the Period
                                                from March 1,
                                                   1999* to
                                                 December 31,
                                                     1999
                                               ---------------
Net Asset Value, beginning of period .........    $  10.00
Income from investment operations:
 Net investment income .......................        0.01
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................        2.31
                                                  --------
Total from investment operations .............        2.32
                                                  --------
Less distributions:
 From net investment income ..................       (0.01)
 From net realized gains .....................       (0.46)
 In excess of net realized gain
  on investments .............................          --
 Return of capital ...........................          --
                                                  --------
Total distributions ..........................       (0.47)
                                                  --------
Net Asset Value, end of period ...............    $  11.85
                                                  ========
Total return .................................       23.50%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............    $235,062
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................        0.96%+
 Ratio of net investment income to
  average net assets .........................        0.15%+
Ratio of expenses to average net
 assets after expense reductions and
 reimbursed expenses .........................        0.94%+
Ratio of net investment income
 to average net assets after
 expense reductions and reimbursed
 expenses ....................................        0.17%+
Portfolio turnover ...........................          51%++

----------

 +   Annualized
++   Not annualized
 *   Commencement of operations

36                      See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                             Growth
                                               -----------------------------------
                                                 For the Period
                                                 from January 1,      For the
                                                2004 to June 30,     Year Ended
                                                      2004          December 31,
                                                   (Unaudited)          2003
                                               ------------------ ----------------
Net Asset Value, beginning of period .........     $    8.07         $    6.27
Income from investment operations:
 Net investment income (loss) ................            --**              --**
 Net realized and unrealized gain (loss)
  on investments and futures and
  foreign currency transactions ..............          0.04              1.80
                                                   ---------         ---------
Total from investment operations .............          0.04              1.80
                                                   ---------         ---------
Less distributions:
 From net investment income ..................            --             (0.00)**
 From net realized gains .....................            --                --
 In excess of net realized gain
  on investments .............................            --                --
 Return of capital ...........................            --                --
                                                   ---------         ---------
Total distributions ..........................            --                --**
                                                   ---------         ---------
Net Asset Value, end of period ...............     $    8.11         $    8.07
                                                   =========         =========
Total return .................................          0.50%++          28.71%
Ratios/Supplemental data:
 Net assets, end of period (000) .............    $2,990,792        $2,895,641
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................          0.96%+            0.96%
 Ratio of net investment loss to
  average net assets .........................         (0.06)%+          (0.05)%
Ratio of expenses to average net
 assets after expense reductions and
 reimbursed expenses .........................          0.96%              N/A
Ratio of net investment income
 (loss) to average net assets after
 expense reductions and reimbursed
 expenses ....................................         (0.06)%             N/A
Portfolio turnover ...........................            24%++             46%

                                                                             Growth
                                               ------------------------------------------------------------------
                                                                                                   For the Period
                                                                                                    from March 1,
                                                                                                      1999* to
                                                        For the Year Ended December 31,             December 31,
                                                     2002             2001             2000            1999
                                               ---------------- ---------------- --------------- ----------------
Net Asset Value, beginning of period .........    $    8.28        $   10.77        $   13.21       $   10.00
Income from investment operations:
 Net investment income (loss) ................           --**          (0.00)**         (0.01)             --**
 Net realized and unrealized gain (loss)
  on investments and futures and
  foreign currency transactions ..............        (2.01)           (1.69)           (0.33)           3.95
                                                  ---------        ---------        ---------       ---------
Total from investment operations .............        (2.01)           (1.69)           (0.34)           3.95
                                                  ---------        ---------        ---------       ---------
Less distributions:
 From net investment income ..................        (0.00)**         (0.00)           (0.02)          (0.00)**
 From net realized gains .....................           --            (0.00)           (2.08)          (0.74)
 In excess of net realized gain
  on investments .............................           --            (0.72)              --              --
 Return of capital ...........................           --            (0.08)              --              --
                                                  ---------        ---------        ---------       ---------
Total distributions ..........................        (0.00)**         (0.80)           (2.10)          (0.74)
                                                  ---------        ---------        ---------       ---------
Net Asset Value, end of period ...............    $    6.27        $    8.28        $   10.77       $   13.21
                                                  =========        =========        =========       =========
Total return .................................       (24.26)%         (15.21)%          (2.56)%         40.03%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............   $2,060,555       $2,810,546       $3,349,618      $3,361,695
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................         0.91%            0.89%            0.86%           0.81%+
 Ratio of net investment loss to
  average net assets .........................        (0.01)%          (0.05)%          (0.09)%         (0.02)%+
Ratio of expenses to average net
 assets after expense reductions and
 reimbursed expenses .........................         0.88%            0.88%            0.84%           0.80%+
Ratio of net investment income
 (loss) to average net assets after
 expense reductions and reimbursed
 expenses ....................................         0.02%           (0.04)%          (0.07)%         (0.01)%+
Portfolio turnover ...........................           74%              40%              59%            129%++

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Rounds to less than $0.01

                       See Notes to Financial Statements.                     37

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                       Aggressive Opportunities
                                             ----------------------------------------------------------------------------
                                               For the Period
                                               from January 1,
                                              2004 to June 30,
                                                    2004                     For the Year Ended December 31,
                                                 (Unaudited)         2003           2002          2001           2000
                                             ------------------ -------------- ------------- -------------- -------------
Net Asset Value, beginning of period .......     $    9.07        $   6.27       $  10.19      $  11.82        $ 15.82
Income from investment operations:
 Net investment loss .......................         (0.01)          (0.00)**       (0.04)        (0.07)        ( 0.03)
 Net realized and unrealized gain (loss)
  on investments and futures and
  foreign currency transactions ............          0.79            2.80          (3.88)        (1.56)         (1.45)
                                                 ---------        --------       --------      --------        -------
Total from investment operations ...........          0.78            2.80          (3.92)        (1.63)         (1.48)
                                                 ---------        --------       --------      --------        -------
Less distributions:
 From net investment income ................            --           (0.00)**          --            --             --
 In excess of net investment income ........            --           (0.00)**          --            --             --
 From net realized gains ...................            --              --             --            --          (2.52)
 In excess of net realized gain
  on investments ...........................            --              --             --         (0.00)**          --
                                                 ---------        --------       --------      --------        -------
Total distributions ........................            --              --             --            --          (2.52)
                                                 ---------        --------       --------      --------        -------
Net Asset Value, end of period .............     $    9.85        $   9.07       $   6.27      $  10.19        $ 11.82
                                                 =========        ========       ========      ========        =======
Total return ...............................          8.60%++        44.68%        (38.47)%      (13.75)%        (9.35)%
Ratios/Supplemental data:
 Net assets, end of period (000) ...........    $1,077,503        $938,791       $572,470      $819,047        $850,915
Ratios to average net assets:
 Ratio of expenses to average
  net assets ...............................          1.21%+          1.23%          1.18%         1.24%          1.25%
 Ratio of net investment loss to
  average net assets .......................         (0.14)%+        (0.13)%        (0.58)%       (0.72)%        (0.29)%
Ratio of expenses to average net
 assets after expense reductions and
 reimbursed expenses .......................           N/A             N/A           1.14%         1.19%          1.24%
Ratio of net investment loss to average
 net assets after expense reductions
 and reimbursed expenses ...................           N/A             N/A          (0.54)%       (0.67)%        (0.28)%
Portfolio turnover .........................            29%++           75%           128%          102%            41%

                                               Aggressive
                                              Opportunities
                                             ---------------
                                              For the Period
                                              from March 1,
                                                 1999* to
                                               December 31,
                                                   1999
                                             ---------------
Net Asset Value, beginning of period .......    $  10.00
Income from investment operations:
 Net investment loss .......................       (0.04)
 Net realized and unrealized gain (loss)
  on investments and futures and
  foreign currency transactions ............        6.34
                                                --------
Total from investment operations ...........        6.30
                                                --------
Less distributions:
 From net investment income ................          --
 In excess of net investment income ........          --
 From net realized gains ...................       (0.48)
 In excess of net realized gain
  on investments ...........................          --
                                                --------
Total distributions ........................       (0.48)
                                                --------
Net Asset Value, end of period .............    $  15.82
                                                ========
Total return ...............................       63.39%++
Ratios/Supplemental data:
 Net assets, end of period (000) ...........    $631,505
Ratios to average net assets:
 Ratio of expenses to average
  net assets ...............................        1.28%+
 Ratio of net investment loss to
  average net assets .......................       (0.48)%+
Ratio of expenses to average net
 assets after expense reductions and
 reimbursed expenses .......................        1.28%+
Ratio of net investment loss to average
 net assets after expense reductions
 and reimbursed expenses ...................       (0.48)%+
Portfolio turnover .........................          50%++

----------

 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Rounds to less than $0.01

38                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                              International
                                               ---------------------------------------------------------------------------
                                                 For the Period
                                                 from January 1,
                                                2004 to June 30,
                                                      2004                    For the Year Ended December 31,
                                                   (Unaudited)         2003           2002          2001          2000
                                               ------------------ -------------- ------------- ------------- -------------
Net Asset Value, beginning of period .........      $  8.84         $   6.80       $   8.20      $  10.73      $  13.76
Income from investment operations:
 Net investment income .......................         0.07             0.06           0.07          0.06          0.07
 Net realized and unrealized gain (loss)
  on investments and futures and
  foreign currency transactions ..............         0.20             2.07          (1.39)        (2.23)        (2.12)
                                                    -------         --------       --------      --------      --------
Total from investment operations .............         0.27             2.13          (1.32)        (2.17)        (2.05)
                                                    -------         --------       --------      --------      --------
Less distributions:
 From net investment income ..................           --            (0.09)         (0.08)           --         (0.12)
 From net realized gains .....................           --               --             --            --         (0.86)
 In excess of net realized gain
  on investments .............................           --               --             --         (0.25)           --
 Return of capital ...........................           --            (0.00)**          --         (0.11)           --
                                                    -------         --------       --------      --------      --------
Total distributions ..........................           --            (0.09)         (0.08)        (0.36)        (0.98)
                                                    -------         --------       --------      --------      --------
Net Asset Value, end of period ...............      $  9.11         $   8.84       $   6.80      $   8.20      $  10.73
                                                    =======         ========       ========      ========      ========
Total return .................................         3.05%++         31.31%        (16.08)%      (20.16)%      (14.91)%
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $530,111         $471,495       $282,921      $304,357      $326,534
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................         1.17%+           1.22%          1.20%         1.20%         1.15%
 Ratio of net investment income to
  average net assets .........................         1.49%+           0.93%          0.85%         0.54%         0.44%
Ratio of expenses to average net
 assets after expense reductions and
 reimbursed expenses .........................          N/A              N/A           1.16%         1.18%         1.13%
Ratio of net investment income
 to average net assets after
 expense reductions and reimbursed
 expenses ....................................          N/A              N/A           0.89%         0.56%         0.46%
Portfolio turnover ...........................           19%++            38%            81%           37%           40%

                                                International
                                               ---------------
                                                For the Period
                                                from March 1,
                                                   1999* to
                                                 December 31,
                                                     1999
                                               ---------------
Net Asset Value, beginning of period .........    $  10.00
Income from investment operations:
 Net investment income .......................        0.08
 Net realized and unrealized gain (loss)
  on investments and futures and
  foreign currency transactions ..............        4.15
                                                  --------
Total from investment operations .............        4.23
                                                  --------
Less distributions:
 From net investment income ..................       (0.15)
 From net realized gains .....................       (0.32)
 In excess of net realized gain
  on investments .............................          --
 Return of capital ...........................          --
                                                  --------
Total distributions ..........................       (0.47)
                                                  --------
Net Asset Value, end of period ...............    $  13.76
                                                  ========
Total return .................................       42.62%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............    $316,937
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................        1.14%+
 Ratio of net investment income to
  average net assets .........................        0.84%+
Ratio of expenses to average net
 assets after expense reductions and
 reimbursed expenses .........................        1.12%+
Ratio of net investment income
 to average net assets after
 expense reductions and reimbursed
 expenses ....................................        0.86%+
Portfolio turnover ...........................          29%++

----------

 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Rounds to less than $0.01

                       See Notes to Financial Statements.                     39

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                          Core Bond Index Class I
                                           --------------------------------------------------------------------------------------
                                             For the Period
                                             from January 1,
                                            2004 to June 30,
                                                  2004                          For the Year Ended December 31,
                                               (Unaudited)          2003             2002            2001(a)           2000
                                           ------------------ ---------------- ---------------- ---------------- ----------------
Net Asset Value, beginning of period .....      $ 10.27          $ 10.46          $  10.07         $  9.85          $  9.41
Income from investment operations:
 Net investment income ...................         0.20             0.40              0.50            0.52             0.60
 Net realized and unrealized gain
  (loss) on investments ..................        (0.20)           (0.04)             0.44            0.30             0.44
                                                -------          -------          --------         -------          -------
Total from investment operations .........           --             0.36              0.94            0.82             1.04
                                                -------          -------          --------         -------          -------
Less distributions:
 From net investment income ..............        (0.23)           (0.49)            (0.55)          (0.60)           (0.60)
 From net realized gains .................           --            (0.06)            (0.00)**           --               --
                                                -------          -------          --------         -------          -------
Total distributions ......................        (0.23)           (0.55)            (0.55)          (0.60)           (0.60)
                                                -------          -------          --------         -------          -------
Net Asset Value, end of period ...........      $ 10.04          $ 10.27          $  10.46         $ 10.07          $  9.85
                                                =======          =======          ========         =======          =======
Total return .............................         0.01%++          3.59%             9.69%           8.51%           11.43%
Ratios/Supplemental data:
 Net assets, end of period (000) .........     $470,982         $452,739          $384,323        $343,980         $293,330
Ratios to average net assets:
 Ratio of expenses to average
  net assets .............................         0.45%+           0.48%***         0.48%***         0.48%***         0.47%***
 Ratio of net investment income to
  average net assets .....................         3.98%+           3.85%            4.90%            5.58%            6.30%
Portfolio turnover .......................            9%++^          N/A              N/A              N/A              N/A

                                            Core Bond Index
                                                 Class I
                                           ------------------
                                             For the Period
                                              from March 1,
                                                1999* to
                                              December 31,
                                                  1999
                                           ------------------
Net Asset Value, beginning of period .....    $   10.00
Income from investment operations:
 Net investment income ...................         0.49
 Net realized and unrealized gain
  (loss) on investments ..................        (0.59)
                                              ---------
Total from investment operations .........        (0.10)
                                              ---------
Less distributions:
 From net investment income ..............        (0.49)
 From net realized gains .................           --
                                              ---------
Total distributions ......................        (0.49)
                                              ---------
Net Asset Value, end of period ...........    $    9.41
                                              =========
Total return .............................        (1.05)%++
Ratios/Supplemental data:
 Net assets, end of period (000) .........    $ 261,607
Ratios to average net assets:
 Ratio of expenses to average
  net assets .............................         0.47%+***
 Ratio of net investment income to
  average net assets .....................         5.99%+
Portfolio turnover .......................          N/A

----------
  +  Annualized
 ++  Not annualized
  *  Commencement of operations
 **  Rounds to less than $0.01
*** Includes effect of expenses allocated from Master Investment Portfolio (Note 1)
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was a decrease in net investment income per share of $0.08, an increase in net realized and unrealized gains and losses per share of $0.08 and a decrease in the ratio of net investment income to average net assets from 5.98% to 5.58%.
  ^ Portfolio turnover figure represents the period from March 5, 2004 to June 30, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.


40                         See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                          Core Bond Index Class II
                                           --------------------------------------------------------------------------------------
                                             For the Period
                                             from January 1,
                                            2004 to June 30,
                                                  2004                          For the Year Ended December 31,
                                               (Unaudited)          2003             2002            2001(a)           2000
                                           ------------------ ---------------- ---------------- ---------------- ----------------
Net Asset Value, beginning of period .....      $ 10.31          $ 10.49          $  10.10         $  9.88          $  9.43
Income from investment operations:
 Net investment income ...................         0.21             0.42              0.53            0.55             0.62
 Net realized and unrealized gain
  (loss) on investments ..................        (0.20)           (0.02)             0.43            0.29             0.45
                                                -------          -------          --------         -------          -------
Total from investment operations .........         0.01             0.40              0.96            0.84             1.07
                                                -------          -------          --------         -------          -------
Less distributions:
 From net investment income ..............        (0.24)           (0.52)            (0.57)          (0.62)           (0.62)
 From net realized gains .................           --            (0.06)            (0.00)**           --               --
                                                -------          -------          --------         -------          -------
Total distributions ......................        (0.24)           (0.58)            (0.57)          (0.62)           (0.62)
                                                -------          -------          --------         -------          -------
Net Asset Value, end of period ...........      $ 10.08          $ 10.31          $  10.49         $ 10.10          $  9.88
                                                =======          =======          ========         =======          =======
Total return .............................         0.11%++          3.88%             9.88%           8.71%           11.73%
Ratios/Supplemental data:
 Net assets, end of period (000) .........     $137,175         $138,655          $150,365        $116,664          $81,972
Ratios to average net assets:
 Ratio of expenses to average
  net assets .............................         0.25%+           0.28%***          0.28%***        0.28%***         0.27%***
 Ratio of net investment income to
  average net assets .....................         4.22%+           4.05%             5.10%           5.78%            6.53%
Portfolio turnover .......................            9%++^          N/A               N/A             N/A              N/A

                                            Core Bond Index
                                                Class II
                                           ------------------
                                             For the Period
                                              from April 5,
                                                1999* to
                                              December 31,
                                                  1999
                                           ------------------
Net Asset Value, beginning of period .....    $    10.00
Income from investment operations:
 Net investment income ...................          0.45
 Net realized and unrealized gain
  (loss) on investments ..................         (0.57)
                                              ----------
Total from investment operations .........         (0.12)
                                              ----------
Less distributions:
 From net investment income ..............         (0.45)
 From net realized gains .................            --
                                              ----------
Total distributions ......................         (0.45)
                                              ----------
Net Asset Value, end of period ...........    $     9.43
                                              ==========
Total return .............................         (1.19)%++
Ratios/Supplemental data:
 Net assets, end of period (000) .........    $   48,288
Ratios to average net assets:
 Ratio of expenses to average
  net assets .............................          0.27%+***
 Ratio of net investment income to
  average net assets .....................          6.26%+
Portfolio turnover .......................           N/A

----------
  +  Annualized
 ++  Not annualized
 *   Commencement of operations
 **  Rounds to less than $0.01
*** Includes effect of expenses allocated from Master Investment Portfolio (Note 1)
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was a decrease in net investment income per share of $0.07, an increase in net realized and unrealized gains and losses per share of $0.07 and a decrease in the ratio of net investment income to average net assets from 6.17% to 5.78%.
  ^ Portfolio turnover figure represents the period from March 5, 2004 to June 30, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.


                       See Notes to Financial Statements.                     41

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                           500 Stock Index Class I
                                               -------------------------------------------------------------------------------
                                                 For the Period
                                                 from January 1,
                                                2004 to June 30,
                                                      2004                      For the Year Ended December 31,
                                                   (Unaudited)         2003            2002            2001           2000
                                               ------------------ -------------- --------------- --------------- -------------
Net Asset Value, beginning of period .........      $ 8.79          $ 6.94         $    9.05       $   10.43       $ 11.85
Income from investment operations:
 Net investment income .......................        0.04            0.09              0.09            0.08          0.10
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................        0.24            1.85             (2.11)          (1.37)        (1.24)
                                                    ------          ------         ---------       ---------       -------
Total from investment operations .............        0.28            1.94             (2.02)          (1.29)        (1.14)
                                                    ------          ------         ---------       ---------       -------
Less distributions:
 From net investment income ..................          --           (0.09)            (0.09)          (0.08)        (0.07)
 From net realized gains .....................          --              --                --              --         (0.21)
 Return of capital ...........................          --              --                --           (0.01)           --
                                                    ------          ------         ---------       ---------       -------
Total distributions ..........................          --           (0.09)            (0.09)          (0.09)        (0.28)
                                                    ------          ------         ---------       ---------       -------
Net Asset Value, end of period ...............      $ 9.07          $ 8.79         $    6.94       $    9.05       $ 10.43
                                                    ======          ======         =========       =========       =======
Total return .................................        3.19%++        27.98%           (22.39)%        (12.29)%       (9.61)%
Ratios/Supplemental data:
 Net assets, end of period (000) .............    $134,577        $130,663         $  85,250      $   97,478      $100,732
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................        0.45%+          0.47%**           0.47%**         0.47%**       0.44%**
 Ratio of net investment income to
  average net assets .........................        1.18%+          1.33%             1.17%           0.89%         0.83%
Portfolio turnover ...........................           1%++^         N/A               N/A             N/A           N/A

                                               500 Stock Index
                                                   Class I
                                               ---------------
                                                For the Period
                                                from March 1,
                                                   1999* to
                                                 December 31,
                                                     1999
                                               ---------------
Net Asset Value, beginning of period .........   $   10.00
Income from investment operations:
 Net investment income .......................        0.09
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................        1.86
                                                 ---------
Total from investment operations .............        1.95
                                                 ---------
Less distributions:
 From net investment income ..................       (0.07)
 From net realized gains .....................       (0.03)
 Return of capital ...........................          --
                                                 ---------
Total distributions ..........................       (0.10)
                                                 ---------
Net Asset Value, end of period ...............   $   11.85
                                                 =========
Total return .................................       19.52%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............   $ 135,372
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................        0.44%+**
 Ratio of net investment income to
  average net assets .........................        1.04%+
Portfolio turnover ...........................         N/A

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
 ^ Portfolio turnover figure represents the period from March 5, 2004 to June 30, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.


42                      See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                      500 Stock Index Class II
                                           -------------------------------------------------------------------------------
                                             For the Period
                                             from January 1,
                                            2004 to June 30,
                                                  2004                      For the Year Ended December 31,
                                               (Unaudited)         2003            2002            2001           2000
                                           ------------------ -------------- --------------- --------------- -------------
Net Asset Value, beginning of period .....      $ 8.37          $ 6.61         $    8.62       $    9.95       $ 11.32
Income from investment operations:
 Net investment income ...................        0.06            0.11              0.10            0.09          0.10
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...........................        0.21            1.75             (2.01)          (1.31)        (1.16)
                                                ------          ------         ---------       ---------       -------
Total from investment operations .........        0.27            1.86             (1.91)          (1.22)        (1.06)
                                                ------          ------         ---------       ---------       -------
Less distributions:
 From net investment income ..............          --           (0.10)            (0.10)          (0.10)        (0.10)
 From net realized gains .................          --              --                --              --         (0.21)
 Return of capital .......................          --              --                --           (0.01)           --
                                                ------          ------         ---------       ---------       -------
Total distributions ......................          --           (0.10)            (0.10)          (0.11)        (0.31)
                                                ------          ------         ---------       ---------       -------
Net Asset Value, end of period ...........      $ 8.64          $ 8.37         $    6.61       $    8.62       $  9.95
                                                ======          ======         =========       =========       =======
Total return .............................        3.23%++        28.24%           (22.17)%        (12.17)%       (9.36)%
Ratios/Supplemental data:
 Net assets, end of period (000) .........    $192,731        $185,901         $ 120,784       $ 144,574      $149,423
Ratios to average net assets:
 Ratio of expenses to average
  net assets .............................        0.25%+          0.27%**           0.27%**         0.27%**       0.24%**
 Ratio of net investment income to
  average net assets .....................        1.38%+          1.52%             1.37%           1.09%         1.02%
Portfolio turnover .......................           1%++^         N/A               N/A             N/A           N/A

                                           500 Stock Index
                                               Class II
                                           ---------------
                                            For the Period
                                            from April 5,
                                               1999* to
                                             December 31,
                                                 1999
                                           ---------------
Net Asset Value, beginning of period .....   $   10.00
Income from investment operations:
 Net investment income ...................        0.08
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...........................        1.36
                                             ---------
Total from investment operations .........        1.44
                                             ---------
Less distributions:
 From net investment income ..............       (0.09)
 From net realized gains .................       (0.03)
 Return of capital .......................          --
                                             ---------
Total distributions ......................       (0.12)
                                             ---------
Net Asset Value, end of period ...........   $   11.32
                                             =========
Total return .............................       14.44%++
Ratios/Supplemental data:
 Net assets, end of period (000) .........   $ 119,236
Ratios to average net assets:
 Ratio of expenses to average
  net assets .............................        0.24%+**
 Ratio of net investment income to
  average net assets .....................        1.23%+
Portfolio turnover .......................         N/A

----------

 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
 ^ Portfolio turnover figure represents the period from March 5, 2004 to June 30, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

                       See Notes to Financial Statements.                     43

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                      Broad Market Index Class I
                                           ---------------------------------------------------------------------------------
                                             For the Period
                                             from January 1,
                                            2004 to June 30,
                                                  2004                       For the Year Ended December 31,
                                               (Unaudited)         2003            2002            2001            2000
                                           ------------------ -------------- --------------- --------------- ---------------
Net Asset Value, beginning of period .....      $ 8.95          $ 6.89         $    8.80       $   10.17       $   12.21
Income from investment operations:
 Net investment income ...................        0.06            0.08              0.09            0.08            0.11
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...........................        0.27            2.06             (1.99)          (1.30)          (1.42)
                                                ------          ------         ---------       ---------       ---------
Total from investment operations .........        0.33            2.14             (1.90)          (1.22)          (1.31)
                                                ------          ------         ---------       ---------       ---------
Less distributions:
 From net investment income ..............          --           (0.08)            (0.01)          (0.06)          (0.08)
 From net realized gains .................          --              --                --           (0.09)          (0.65)
                                                ------          ------         ---------       ---------       ---------
Total distributions ......................          --           (0.08)            (0.01)          (0.15)          (0.73)
                                                ------          ------         ---------       ---------       ---------
Net Asset Value, end of period ...........      $ 9.28          $ 8.95         $    6.89       $    8.80       $   10.17
                                                ======          ======         =========       =========       =========
Total return .............................        3.69%++        31.08%           (21.62)%        (11.87)%        (10.78)%
Ratios/Supplemental data:
 Net assets, end of period (000) .........    $267,653        $267,250         $ 190,706       $ 255,532       $ 313,268
Ratios to average net assets:
 Ratio of expenses to average
  net assets .............................        0.45%+          0.48%**           0.49%**         0.47%**         0.47%**
 Ratio of net investment income to
  average net assets .....................        1.10%+          1.22%             1.07%           0.85%           0.74%
Portfolio turnover .......................           4%++^         N/A               N/A             N/A             N/A

                                            Broad Market
                                            Index Class I
                                           ---------------
                                            For the Period
                                            from March 1,
                                               1999* to
                                             December 31,
                                                 1999
                                           ---------------
Net Asset Value, beginning of period .....   $   10.00
Income from investment operations:
 Net investment income ...................        0.10
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...........................        2.30
                                             ---------
Total from investment operations .........        2.40
                                             ---------
Less distributions:
 From net investment income ..............       (0.09)
 From net realized gains .................       (0.10)
                                             ---------
Total distributions ......................       (0.19)
                                             ---------
Net Asset Value, end of period ...........   $   12.21
                                             =========
Total return .............................       24.07%++
Ratios/Supplemental data:
 Net assets, end of period (000) .........   $ 519,581
Ratios to average net assets:
 Ratio of expenses to average
  net assets .............................        0.46%+**
 Ratio of net investment income to
  average net assets .....................        0.99%+
Portfolio turnover .......................         N/A

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
 ^ Portfolio turnover figure represents the period March 5, 2004 to June 30, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.


44                      See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                      Broad Market Index Class II
                                           ---------------------------------------------------------------------------------
                                             For the Period
                                             from January 1,
                                            2004 to June 30,
                                                  2004                       For the Year Ended December 31,
                                               (Unaudited)         2003            2002            2001            2000
                                           ------------------ -------------- --------------- --------------- ---------------
Net Asset Value, beginning of period .....      $ 8.49          $ 6.54         $    8.35       $    9.67       $   11.68
Income from investment operations:
 Net investment income ...................        0.05            0.10              0.09            0.09            0.10
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...........................        0.27            1.95             (1.88)          (1.24)          (1.35)
                                                ------          ------         ---------       ---------       ---------
Total from investment operations .........        0.32            2.05             (1.79)          (1.15)          (1.25)
                                                ------          ------         ---------       ---------       ---------
Less distributions:
 From net investment income ..............          --           (0.10)            (0.02)          (0.08)          (0.11)
 From net realized gains .................          --              --                --           (0.09)          (0.65)
                                                ------          ------         ---------       ---------       ---------
Total distributions ......................          --           (0.10)            (0.02)          (0.17)          (0.76)
                                                ------          ------         ---------       ---------       ---------
Net Asset Value, end of period ...........      $ 8.81          $ 8.49         $    6.54       $    8.35       $    9.67
                                                ======          ======         =========       =========       =========
Total return .............................        3.77%++        31.30%           (21.39)%        (11.73)%        (10.69)%
Ratios/Supplemental data:
 Net assets, end of period (000) .........    $290,529        $272,411         $ 188,942       $ 240,617       $ 248,565
Ratios to average net assets:
 Ratio of expenses to average
  net assets .............................        0.25%+          0.28%**           0.29%**         0.27%**         0.27%**
 Ratio of net investment income to
  average net assets .....................        1.31%+          1.42%             1.27%           1.05%          0.94%
Portfolio turnover .......................           4%++^         N/A               N/A             N/A             N/A

                                            Broad Market
                                            Index Class II
                                           ---------------
                                            For the Period
                                            from April 5,
                                               1999* to
                                             December 31,
                                                 1999
                                           ---------------
Net Asset Value, beginning of period .....   $   10.00
Income from investment operations:
 Net investment income ...................        0.09
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...........................        1.80
                                             ---------
Total from investment operations .........        1.89
                                             ---------
Less distributions:
 From net investment income ..............       (0.11)
 From net realized gains .................       (0.10)
                                             ---------
Total distributions ......................       (0.21)
                                             ---------
Net Asset Value, end of period ...........   $   11.68
                                             =========
Total return .............................       19.01%++
Ratios/Supplemental data:
 Net assets, end of period (000) .........   $ 163,050
Ratios to average net assets:
 Ratio of expenses to average
  net assets .............................        0.26%+**
 Ratio of net investment income to
  average net assets .....................        1.18%+
Portfolio turnover .......................         N/A

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
 ^ Portfolio turnover figure represents the period March 5, 2004 to June 30, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

                       See Notes to Financial Statements.                     45

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                       Mid/Small Company Index Class I
                                               --------------------------------------------------------------------------------
                                                 For the Period
                                                 from January 1,
                                                2004 to June 30,
                                                      2004                       For the Year Ended December 31,
                                                   (Unaudited)         2003            2002           2001            2000
                                               ------------------ -------------- --------------- -------------- ---------------
Net Asset Value, beginning of period .........     $  11.79         $  8.33        $   10.21       $  11.50       $   13.92
Income from investment operations:
 Net investment income .......................         0.04            0.04             0.06           0.07            0.06
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................         0.63            3.47            (1.94)         (1.22)          (2.14)
                                                   --------         -------        ---------       --------       ---------
Total from investment operations .............         0.67            3.51            (1.88)         (1.15)          (2.08)
                                                   --------         -------        ---------       --------       ---------
Less distributions:
 From net investment income ..................           --           (0.05)              --          (0.05)          (0.05)
 From net realized gains .....................           --              --               --          (0.08)          (0.29)
 Return of capital ...........................           --              --               --          (0.01)             --
                                                   --------         -------        ---------       --------       ---------
Total distributions ..........................           --           (0.05)              --          (0.14)          (0.34)
                                                   --------         -------        ---------       --------       ---------
Net Asset Value, end of period ...............     $  12.46         $ 11.79        $    8.33       $  10.21       $   11.50
                                                   ========         =======        =========       ========       =========
Total return .................................         5.68%++        42.17%          (18.41)%        (9.90)%        (14.91)%
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $ 64,691         $56,880      $    27,427      $  30,220       $  33,805
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................         0.50%+          0.52%**          0.53%**        0.55%**         0.51%**
 Ratio of net investment income to
  average net assets .........................         0.77%+          0.86%            0.70%          0.63%           0.52%
Portfolio turnover ...........................            6%++^         N/A              N/A            N/A             N/A

                                                  Mid/Small
                                                Company Index
                                                   Class I
                                               ---------------
                                                For the Period
                                                from March 1,
                                                   1999* to
                                                 December 31,
                                                     1999
                                               ---------------
Net Asset Value, beginning of period .........   $   10.00
Income from investment operations:
 Net investment income .......................        0.06
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................        4.02
                                                 ---------
Total from investment operations .............        4.08
                                                 ---------
Less distributions:
 From net investment income ..................       (0.06)
 From net realized gains .....................       (0.10)
 Return of capital ...........................          --
                                                 ---------
Total distributions ..........................       (0.16)
                                                 ---------
Net Asset Value, end of period ...............   $   13.92
                                                 =========
Total return .................................       40.90%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............   $  21,548
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................        0.60%+**
 Ratio of net investment income to
  average net assets .........................        0.75%+
Portfolio turnover ...........................         N/A

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
 ^ Portfolio turnover figure represents the period from March 5, 2004 to June 30, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.


46                      See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                       Mid/Small Company Index Class II
                                               --------------------------------------------------------------------------------
                                                 For the Period
                                                 from January 1,
                                                2004 to June 30,
                                                      2004                       For the Year Ended December 31,
                                                   (Unaudited)         2003            2002           2001            2000
                                               ------------------ -------------- --------------- -------------- ---------------
Net Asset Value, beginning of period .........     $  11.32         $  7.99        $    9.78       $  11.02       $   13.37
Income from investment operations:
 Net investment income .......................         0.05            0.06             0.08           0.08            0.09
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................         0.60            3.34            (1.87)         (1.16)          (2.06)
                                                   --------         -------        ---------       --------       ---------
Total from investment operations .............         0.65            3.40            (1.79)         (1.08)          (1.97)
                                                   --------         -------        ---------       --------       ---------
Less distributions:
 From net investment income ..................           --           (0.07)              --          (0.08)          (0.09)
 From net realized gains .....................           --              --               --          (0.08)          (0.29)
                                                   --------         -------        ---------       --------       ---------
Total distributions ..........................           --           (0.07)              --          (0.16)          (0.38)
                                                   --------         -------        ---------       --------       ---------
Net Asset Value, end of period ...............     $  11.97         $ 11.32        $    7.99       $   9.78       $   11.02
                                                   ========         =======        =========       ========       =========
Total return .................................         5.74%++        42.53%          (18.30)%        (9.65)%        (14.75)%
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $ 64,827         $52,907        $  25,273       $ 30,158       $  34,334
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................         0.30%+          0.32%**          0.33%**        0.35%**         0.31%**
 Ratio of net investment income to
  average net assets .........................         0.97%           1.06%            0.90%          0.83%           0.73%
Portfolio turnover ...........................            6%++^         N/A              N/A            N/A             N/A

                                                  Mid/Small
                                                Company Index
                                                   Class II
                                               ---------------
                                                For the Period
                                                from April 5,
                                                   1999* to
                                                 December 31,
                                                     1999
                                               ---------------
Net Asset Value, beginning of period .........   $   10.00
Income from investment operations:
 Net investment income .......................        0.07
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................        3.48
                                                 ---------
Total from investment operations .............        3.55
                                                 ---------
Less distributions:
 From net investment income ..................       (0.08)
 From net realized gains .....................       (0.10)
                                                 ---------
Total distributions ..........................       (0.18)
                                                 ---------
Net Asset Value, end of period ...............   $   13.37
                                                 =========
Total return .................................       35.64%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............   $   9,296
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................        0.40%+**
 Ratio of net investment income to
  average net assets .........................        0.97%+
Portfolio turnover ...........................         N/A

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
 ^ Portfolio turnover figure represents the period from March 5, 2004 to June 30, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.


                       See Notes to Financial Statements.                     47

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                         Overseas Equity Index Class I
                                               ---------------------------------------------------------------------------------
                                                 For the Period
                                                 from January 1,
                                                2004 to June 30,
                                                      2004                       For the Year Ended December 31,
                                                   (Unaudited)         2003            2002            2001            2000
                                               ------------------ -------------- --------------- --------------- ---------------
Net Asset Value, beginning of period .........      $ 8.65          $  6.36        $    7.78       $   10.13       $   12.75
Income from investment operations:
 Net investment income .......................        0.13             0.11             0.10            0.09            0.16
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................        0.26             2.29            (1.40)          (2.30)          (2.10)
                                                    ------          -------        ---------       ---------       ---------
Total from investment operations .............        0.39             2.40            (1.30)          (2.21)          (1.94)
                                                    ------          -------        ---------       ---------       ---------
Less distributions:
 From net investment income ..................          --            (0.11)           (0.12)          (0.07)          (0.11)
 From net realized gains .....................          --               --               --           (0.01)          (0.57)
 Return of capital ...........................          --               --               --           (0.06)             --
                                                    ------          -------        ---------       ---------       ---------
Total distributions ..........................          --            (0.11)           (0.12)          (0.14)          (0.68)
                                                    ------          -------        ---------       ---------       ---------
Net Asset Value, end of period ...............      $ 9.04          $  8.65        $    6.36       $    7.78       $   10.13
                                                    ======          =======        =========       =========       =========
Total return .................................        4.51%++         37.75%          (16.73)%        (21.77)%        (15.21)%
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $23,119          $60,601        $  35,413       $  35,682       $  34,167
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................        0.69%+           0.69%**          0.70%**         0.68%**         0.67%**
 Ratio of net investment income to
  average net assets .........................        1.94%+           1.77%            1.51%           1.05%           1.07%
Portfolio turnover ...........................           5%++^          N/A              N/A             N/A             N/A

                                               Overseas Equity
                                                Index Class I
                                               ---------------
                                                For the Period
                                                from March 1,
                                                   1999* to
                                                 December 31,
                                                     1999
                                               ---------------
Net Asset Value, beginning of period .........   $   10.00
Income from investment operations:
 Net investment income .......................        0.11
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................        2.88
                                                 ---------
Total from investment operations .............        2.99
                                                 ---------
Less distributions:
 From net investment income ..................       (0.17)
 From net realized gains .....................       (0.07)
 Return of capital ...........................          --
                                                 ---------
Total distributions ..........................       (0.24)
                                                 ---------
Net Asset Value, end of period ...............   $   12.75
                                                 =========
Total return .................................       30.03%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............   $  48,416
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................        0.95%+**
 Ratio of net investment income to
  average net assets .........................        1.17%+
Portfolio turnover ...........................         N/A

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
 ^ Portfolio turnover figure represents the period from March 5, 2004 to June 30, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.


48                    See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                        Overseas Equity Index Class II
                                               ---------------------------------------------------------------------------------
                                                 For the Period
                                                 from January 1,
                                                2004 to June 30,
                                                      2004                       For the Year Ended December 31,
                                                   (Unaudited)         2003            2002            2001            2000
                                               ------------------ -------------- --------------- --------------- ---------------
Net Asset Value, beginning of period .........      $ 8.20          $  6.04        $    7.40       $    9.64       $   12.19
Income from investment operations:
 Net investment income .......................        0.13             0.11             0.12            0.10            0.13
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................        0.25             2.17            (1.35)          (2.19)          (1.96)
                                                    ------          -------        ---------       ---------       ---------
Total from investment operations .............        0.38             2.28            (1.23)          (2.09)          (1.83)
                                                    ------          -------        ---------       ---------       ---------
Less distributions:
 From net investment income ..................          --            (0.12)           (0.13)          (0.08)          (0.15)
 From net realized gains .....................          --               --               --           (0.01)          (0.57)
 Return of capital ...........................          --               --               --           (0.06)             --
                                                    ------          -------        ---------       ---------       ---------
Total distributions ..........................          --            (0.12)           (0.13)          (0.15)          (0.72)
                                                    ------          -------        ---------       ---------       ---------
Net Asset Value, end of period ...............      $ 8.58          $  8.20        $    6.04       $    7.40       $    9.64
                                                    ======          =======        =========       =========       =========
Total return .................................        4.63%++         37.85%          (16.59)%        (21.56)%        (15.02)%
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $26,988          $19,539        $   7,661       $   8,234       $   9,950
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................        0.49%+           0.49%**          0.50%**         0.48%**         0.47%**
 Ratio of net investment income to
  average net assets .........................        2.83%+           1.89%            1.71%           1.28%           1.20%
Portfolio turnover ...........................           5%++^          N/A              N/A             N/A             N/A

                                               Overseas Equity
                                                Index Class II
                                               ---------------
                                                For the Period
                                                from April 5,
                                                   1999* to
                                                 December 31,
                                                     1999
                                               ---------------
Net Asset Value, beginning of period .........   $   10.00
Income from investment operations:
 Net investment income .......................        0.15
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions ...............................        2.30
                                                 ---------
Total from investment operations .............        2.45
                                                 ---------
Less distributions:
 From net investment income ..................       (0.19)
 From net realized gains .....................       (0.07)
 Return of capital ...........................          --
                                                 ---------
Total distributions ..........................       (0.26)
                                                 ---------
Net Asset Value, end of period ...............   $   12.19
                                                 =========
Total return .................................       24.59%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............   $   8,623
Ratios to average net assets:
 Ratio of expenses to average
  net assets .................................        0.75%+**
 Ratio of net investment income to
  average net assets .........................        1.53%+
Portfolio turnover ...........................         N/A

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
 ^ Portfolio turnover figure represents the period from March 5, 2004 to June 30, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.


                       See Notes to Financial Statements.                     49

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                             Model Portfolio
                                                                             Savings Oriented
                                               ----------------------------------------------------------------------------
                                                 For the Period                                             For the Period
                                                 from January 1,                                           from December 4,
                                                2004 to June 30,                                               2000* to
                                                      2004            For the Year Ended December 31,        December 31,
                                                   (Unaudited)        2003          2002         2001            2000
                                               ------------------ ------------ ------------- ------------ -----------------
Net Asset Value, beginning of period .........     $  23.53         $ 21.92       $ 22.91      $ 25.09        $  25.00
Income from investment operations:
 Net investment income .......................         0.23            0.54          0.64         0.96            0.16
 Net realized and unrealized gain (loss)
  on investments .............................         0.20            1.64         (0.96)       (0.32)           0.21
                                                   --------         -------       -------      -------        --------
Total from investment operations .............         0.43            2.18         (0.32)        0.64            0.37
                                                   --------         -------       -------      -------        --------
Less distributions:
 From net investment income ..................           --           (0.57)        (0.61)       (1.47)          (0.15)
 From net realized gains .....................           --               --        (0.06)       (0.85)          (0.13)
 In excess of net realized gain
  on investments .............................           --               --           --        (0.37)             --
 Return of capital ...........................           --               --           --        (0.13)             --
                                                   --------         -------       -------      -------        --------
Total distributions ..........................           --           (0.57)        (0.67)       (2.82)          (0.28)
                                                   --------         -------       -------      -------        --------
Net Asset Value, end of period ...............     $  23.96         $ 23.53       $ 21.92      $ 22.91        $  25.09
                                                   ========         =======       =======      =======        ========
Total return .................................         1.83%++         9.93%        (1.38)%       2.81%           1.48%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $228,803        $202,264      $159,497     $137,029        $101,093
Ratios to average net assets:
 Ratio of expenses to average net assets .....         0.15%+          0.16%         0.16%        0.18%           0.13%+
 Ratio of net investment income to average
  net assets .................................         2.09%+          2.60%         3.06%        3.76%           8.95%+
Portfolio turnover ...........................            4%++           10%           10%          14%              2%++

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations

50                      See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                             Model Portfolio
                                                                           Conservative Growth
                                               ----------------------------------------------------------------------------
                                                 For the Period                                             For the Period
                                                 from January 1,                                           from December 4,
                                                2004 to June 30,                                               2000* to
                                                      2004            For the Year Ended December 31,        December 31,
                                                   (Unaudited)        2003          2002         2001            2000
                                               ------------------ ------------ ------------- ------------ -----------------
Net Asset Value, beginning of period .........     $  21.95         $ 19.54       $ 21.52      $ 24.81        $  25.00
Income from investment operations:
 Net investment income .......................         0.20            0.43          0.53         0.83            0.14
 Net realized and unrealized gain (loss)
  on investments .............................         0.28            2.42         (1.96)       (0.95)           0.33
                                                   --------         -------       -------      -------        --------
Total from investment operations .............         0.48            2.85         (1.43)       (0.12)           0.47
                                                   --------         -------       -------      -------        --------
Less distributions:
 From net investment income ..................           --           (0.44)        (0.55)       (1.27)          (0.14)
 From net realized gains .....................           --              --            --        (1.17)          (0.52)
 In excess of net realized gain
  on investments .............................           --              --            --        (0.53)             --
 Return of capital ...........................           --              --            --        (0.20)             --
                                                   --------         -------       -------      -------        --------
Total distributions ..........................           --           (0.44)        (0.55)       (3.17)          (0.66)
                                                   --------         -------       -------      -------        --------
Net Asset Value, end of period ...............     $  22.43         $ 21.95       $ 19.54      $ 21.52        $  24.81
                                                   ========         =======       =======      =======        ========
Total return .................................         2.19%++        14.64%        (6.66)%       0.09%           1.89%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $424,571        $376,001      $280,787     $280,813        $236,682
Ratios to average net assets:
 Ratio of expenses to average net assets .....         0.14%+          0.15%         0.15%        0.15%           0.12%+
 Ratio of net investment income to average
  net assets .................................         1.87%+          2.29%         2.64%        3.17%           8.26%+
Portfolio turnover ...........................            4%++            8%           12%          15%              1%++

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations

                       See Notes to Financial Statements.                     51

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                              Model Portfolio
                                                                            Traditional Growth
                                               -----------------------------------------------------------------------------
                                                 For the Period                                              For the Period
                                                 from January 1,                                            from December 4,
                                                2004 to June 30,                                                2000* to
                                                      2004            For the Year Ended December 31,         December 31,
                                                   (Unaudited)        2003          2002          2001            2000
                                               ------------------ ------------ ------------- ------------- -----------------
Net Asset Value, beginning of period .........     $  20.45         $ 17.19      $  20.06      $ 24.64         $ 25.00
Income from investment operations:
 Net investment income .......................         0.13            0.29          0.34         0.57            0.14
 Net realized and unrealized gain (loss)
  on investments .............................         0.40            3.27         (2.88)       (1.69)           0.47
                                                   --------         -------      --------       ------         -------
Total from investment operations .............         0.53            3.56         (2.54)       (1.12)           0.61
                                                   --------         -------      --------       ------         -------
Less distributions:
 From net investment income ..................           --           (0.30)        (0.33)       (0.92)          (0.14)
 From net realized gains .....................           --              --            --        (1.78)          (0.83)
 In excess of net realized gain
  on investments .............................           --              --            --        (0.62)             --
 Return of capital ...........................           --              --            --        (0.14)             --
                                                   --------         -------      --------       ------         -------
Total distributions ..........................           --           (0.30)        (0.33)       (3.46)          (0.97)
                                                   --------         -------      --------       ------         -------
Net Asset Value, end of period ...............     $  20.98         $ 20.45      $  17.19       $20.06         $ 24.64
                                                   ========         =======      ========       ======         =======
Total return .................................         2.59%++        20.68%       (12.64)%      (3.62)%          2.46%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $898,208        $795,581      $566,555     $571,357        $489,791
Ratios to average net assets:
 Ratio of expenses to average net assets .....         0.14%+          0.15%         0.14%        0.15%           0.11%+
 Ratio of net investment income to average
  net assets .................................         1.28%+          1.73%         1.94%        2.20%           8.22%+
Portfolio turnover ...........................            2%++            9%           11%          13%              0%++**

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Rounds to less than 1%

52                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                Model Portfolio
                                                                               Long-Term Growth
                                               ---------------------------------------------------------------------------------
                                                 For the Period                                                  For the Period
                                                 from January 1,                                                from December 4,
                                                2004 to June 30,                                                    2000* to
                                                      2004              For the Year Ended December 31,           December 31,
                                                   (Unaudited)          2003            2002          2001            2000
                                               ------------------ ---------------- ------------- ------------- -----------------
Net Asset Value, beginning of period .........     $  19.48          $  15.48        $  19.16       $ 24.53        $ 25.00
Income from investment operations:
 Net investment income .......................         0.08              0.20            0.22          0.36           0.15
 Net realized and unrealized gain (loss)
  on investments .............................         0.47              4.01           (3.67)        (2.39)          0.66
                                                   --------          --------        --------       -------        -------
Total from investment operations .............         0.55              4.21           (3.45)        (2.03)          0.81
                                                   --------          --------        --------       -------        -------
Less distributions:
 From net investment income ..................           --             (0.21)          (0.22)        (0.62)        (0.15)
 From net realized gains .....................           --             (0.00)***       (0.01)        (2.11)        (1.13)
 In excess of net realized gain
  on investments .............................           --                --              --         (0.59)            --
 Return of capital ...........................           --                --              --         (0.02)            --
                                                   --------          --------        --------       -------        -------
Total distributions ..........................           --             (0.21)          (0.23)        (3.34)        (1.28)
                                                   --------          --------        --------       -------        -------
Net Asset Value, end of period ...............     $  20.03          $  19.48        $  15.48       $ 19.16        $ 24.53
                                                   ========          ========        ========       =======        =======
Total return .................................         2.82%++          27.21%         (18.01)%       (7.15)%         3.23%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $917,861          $820,777        $528,710      $533,348       $467,522
Ratios to average net assets:
 Ratio of expenses to average net assets .....         0.14%+            0.14%           0.14%         0.15%          0.11%+
 Ratio of net investment income to average
  net assets .................................         0.81%+            1.33%           1.40%         1.40%          8.05%+
Portfolio turnover ...........................            8%++              4%              9%           10%             0%++**

----------
  +  Annualized
 ++  Not annualized
  *  Commencement of operations
 **  Rounds to less than 1%
***  Rounds to less than $0.01

                       See Notes to Financial Statements.                     53

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                               Model Portfolio
                                                                              All-Equity Growth
                                               -------------------------------------------------------------------------------
                                                 For the Period                                                For the Period
                                                 from January 1,                                              from December 4,
                                                2004 to June 30,                                                  2000* to
                                                      2004             For the Year Ended December 31,          December 31,
                                                   (Unaudited)         2003           2002          2001            2000
                                               ------------------ -------------- ------------- ------------- -----------------
Net Asset Value, beginning of period .........     $  19.49         $  14.68       $  19.41      $  24.27        $  25.00
Income from investment operations:
 Net investment income (loss) ................        (0.01)            0.07           0.06          0.13            0.16
 Net realized and unrealized gain (loss)
  on investments .............................         0.69             4.81          (4.73)        (3.05)           0.72
                                                   --------         --------       --------      --------        --------
Total from investment operations .............         0.68             4.88          (4.67)        (2.92)           0.88
                                                   --------         --------       --------      --------        --------
Less distributions:
 From net investment income ..................           --            (0.07)         (0.06)        (0.42)          (0.16)
 From net realized gains .....................           --               --             --         (1.02)          (1.45)
 In excess of net realized gain
  on investments .............................           --               --             --         (0.49)             --
 Return of capital ...........................           --            (0.00)**          --         (0.01)             --
                                                   --------         --------       --------      --------        --------
Total distributions ..........................           --            (0.07)         (0.06)        (1.94)          (1.61)
                                                   --------         --------       --------      --------        --------
Net Asset Value, end of period ...............     $  20.17         $  19.49       $  14.68      $  19.41        $  24.27
                                                   ========         ========       ========      ========        ========
Total return .................................         3.49%++         33.26%        (24.07)%      (11.13)%          3.53%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $172,502         $128,145       $ 54,779      $ 37,812        $ 11,697
Ratios to average net assets:
 Ratio of expenses to average net assets .....         0.15%+           0.17%          0.18%         0.20%           0.13%+
 Ratio of net investment income (loss) to
  average net assets .........................        (0.15)%+          0.59%          0.45%         0.21%           9.23%+
Portfolio turnover ...........................            8%++             3%             6%           18%              2%++

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Rounds to less than $0.01

54                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       NOTES TO THE FINANCIAL STATEMENTS
                                  (Unaudited)

1.  Organization

    The Vantagepoint Funds (the "Company") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. The Company commenced operations on March 1, 1999 and currently consists of the following series:

The "Actively Managed Funds":    The "Index Funds":             The "Model Portfolio Funds":
 Money Market Fund               Core Bond Index Fund           Savings Oriented Fund
 Income Preservation Fund        500 Stock Index Fund           Conservative Growth Fund
 US Government Securities Fund   Broad Market Index Fund        Traditional Growth Fund
 Asset Allocation Fund           Mid/Small Company Index Fund   Long-Term Growth Fund
 Equity Income Fund              Overseas Equity Index Fund     All-Equity Growth Fund
 Growth & Income Fund
 Growth Fund
 Aggressive Opportunities Fund
 International Fund

     On December 4, 2000, the Model Portfolio Funds commenced operations by acquiring all of the assets of certain funds of the VantageTrust (the "Trust Funds"). The acquisition was accomplished by a tax-free transfer of net assets of the corresponding Trust Funds in exchange for shares in the newly formed funds. Additionally, the Income Preservation Fund commenced operations on this date.

    The Actively Managed and Model Portfolio Funds offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective fund services and investor services fees. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the date of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.


    Model Portfolio Fund Structure

    The Model Portfolio Funds invest entirely in other Vantagepoint Funds ("underlying funds"). The underlying funds of each Model Portfolio Fund and the target percentage investment in each underlying fund are shown below:

    The Model Portfolio Funds Allocation to Underlying Funds:

Model Portfolio Fund           Invests    In Underlying Vantagepoint Fund
---------------------------   ---------   --------------------------------
 Savings Oriented Fund            65%     Income Preservation Fund
                                  10%     US Government Securities Fund
                                  10%     Equity Income Fund
                                  10%     Growth & Income Fund
                                   5%     International Fund

 Conservative Growth Fund         50%     Income Preservation Fund
                                  10%     Core Bond Index Fund
                                  10%     Equity Income Fund
                                  10%     Growth & Income Fund
                                   8%     Growth Fund
                                   7%     International Fund
                                   5%     Aggressive Opportunities Fund

                               VANTAGEPOINT FUNDS

Model Portfolio Fund          Invests    In Underlying Vantagepoint Fund
--------------------------   ---------   --------------------------------
 Traditional Growth Fund     30%         Income Preservation Fund
                             15%         Growth & Income Fund
                             15%         Growth Fund
                             10%         Core Bond Index Fund
                             10%         Equity Income Fund
                             10%         Aggressive Opportunities Fund
                             10%         International Fund

 Long-Term Growth Fund       20%         Core Bond Index Fund
                             20%         Growth & Income Fund
                             20%         Growth Fund
                             15%         Aggressive Opportunities Fund
                             13%         Equity Income Fund
                             12%         International Fund

 All-Equity Growth Fund      30%         Growth Fund
                             20%         Growth & Income Fund
                             20%         Aggressive Opportunities Fund
                             15%         International Fund
                             15%         Equity Income Fund

    Since the Model Portfolio Funds invest entirely in other Vantagepoint Funds, investment income is composed of:

    o dividend distributions from the underlying funds

    o unrealized appreciation/depreciation on investments in the underlying funds

    o realized gain/loss from sales of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing.

    VIA approved minor allocation changes to three of the Model Portfolio Funds. Target investments for the affected Model Portfolio Funds are illustrated below:

Model Portfolio Fund          12/31/2003     6/30/2004     In Underlying Vantagepoint Fund
---------------------------   ------------   -----------   --------------------------------
 Conservative Growth Fund          50%            50%      Income Preservation Fund
                                   10%            10%      Core Bond Index Fund
                                   10%            10%      Equity Income Fund
                                   10%            10%      Growth & Income Fund
                                   10%             8%      Growth Fund
                                    5%             5%      Aggressive Opportunities Fund
                                    5%             7%      International Fund

 Long-Term Growth Fund             20%            20%      Core Bond Index Fund
                                   20%            20%      Growth & Income Fund
                                   20%            20%      Growth Fund
                                   15%            15%      Aggressive Opportunities Fund
                                   10%            13%      Equity Income Fund
                                   10%            12%      International Fund
                                    5%             0%      Overseas Equity Index Fund

                              VANTAGEPOINT FUNDS

Model Portfolio Fund        12/31/2003     6/30/2004     In Underlying Vantagepoint Fund
-------------------------   ------------   -----------   --------------------------------
 All-Equity Growth Fund     25%            30%           Growth Fund
                            20%            20%           Growth & Income Fund
                            20%            20%           Aggressive Opportunities Fund
                            20%            15%           International Fund
                            15%            15%           Equity Income Fund

    Change in Structure of Index Funds

    On December 11, 2003, the Board of Directors of the Vantagepoint Funds approved the transfer of the Index Funds from a Master-Feeder structure to an Adviser/Subadviser structure. In a Master-Feeder structure, a feeder fund invests in a Master Portfolio that invests in individual securities and has substantially the same investment objectives as the feeder fund. In an Adviser/Subadviser structure, a fund invests directly in individual securities. On March 8, 2004, the Index Funds began investing in securities directly. The Board also approved the termination of Barclay's Global Fund Advisors in conjunction with the new fund structure. The new subadviser to the Index Funds is Mellon Capital Management Corporation. This transition occurred on March 8, 2004.

    On March 8, 2004, the Index Funds received assets in each fund as follows:

                                                                 Broad         Mid/Small       Overseas
                               Core Bond       500 Stock         Market         Company         Equity
                            --------------- --------------- --------------- --------------- --------------
Received Assets              $617,378,547    $339,746,824    $577,597,655    $132,704,425    $50,359,599
                             ============    ============    ============    ============    ===========
Unrealized Appreciation/
 (Depreciation)              $ (1,699,132)   $164,261,037    $149,463,973    $ 44,498,556    $17,924,012
                             ------------    ------------    ------------    ------------    -----------

    Included in the balances of the received assets for each of the funds was a tax free exchange on March 8, 2004 of unrealized appreciation/(depreciation) as noted above.

    The accounting policies of the Index Funds, when the Index Funds were invested in the Master Portfolio from January 1, 2004 through March 5, 2004, were the same as the Index Fund's policies disclosed herein.

2.  Significant Accounting Policies

    The Company's significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets, and liabilities including the disclosure of contingent assets and liabilities at the date of the financial statements as well as the revenue and expense amounts during the reporting period. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

    Investment Policy and Security Valuation

    The equity securities held by each Fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Equity securities not traded on an exchange or on NASDAQ normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation sources believed to be reliable. Fixed income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at cost. Prices for other fixed income securities are normally obtained from a commercial

                               VANTAGEPOINT FUNDS
pricing service which may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company's Board of Directors.

    Each Model Portfolio Fund is diversified among various asset classes reflecting different risk and reward tradeoff potentials. On each business day shares of the underlying funds are valued and reported at their net asset value.

    The Money Market Fund invests all of its assets in the AIM Short-Term Investments Trust Liquid Assets Portfolio Institutional Class. The AIM Short-Term Investments Trust Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security's historical cost adjusted for amortization of discount or premium, if any, approximates market value.

    The objective of the Income Preservation Fund is to seek high levels of current income while preserving the underlying principal investment and maintaining a stable net asset value. Based on the stated objective, the fund invests primarily in high quality short- and intermediate-term fixed income securities and wrap agreements. The purpose of the wrappers is to offset the fluctuations in the market values of fixed income securities in order to maintain a constant net asset value. Wrapper agreements are only effective if governments and self-regulatory agencies approve the valuation of these agreements as market valuation offsets.

    Currently, the staff of the SEC is questioning the valuation methodology for wrapper agreements commonly used by "stable value" mutual funds, including the Income Preservation Fund. If the SEC staff determines that the valuation method currently utilized by "stable value" mutual funds is no longer an acceptable practice, the fair value of the wrapper agreements would be different and may result in an increase or decrease to the fund's Net Asset Value. In the event the SEC or its staff takes the position as discussed above, the wrap providers may seek to terminate their wrapper agreements without further obligation to make payments under the wrapper agreements. If the wrap providers terminate the wrapper agreements and the market value is less than the book value of the fund, the fund would experience a decline in net asset value and shareholders would bear any loss.

    When Issued Securities

    When issued securities or "To Be Announced" securities are held by the funds. These securities are fully collateralized by other securities. Such collateral is in possession of the fund's custodian. The collateral is evaluated daily to ensure its market value equals the current market value of the when issued securities and is noted in the Schedule of Investments.

    Foreign Currency

    The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. The purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade and settlement dates on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

                               VANTAGEPOINT FUNDS

    Security Transactions and Income Recognition

    Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date net of applicable taxes withheld by foreign countries, and interest is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes.

    Dividends and Distributions to Shareholders

    Dividends from net investment income are declared and paid monthly to shareholders of the Core Bond Index Fund and US Government Securities Fund. Dividends from net investment income are declared daily and paid monthly to shareholders of the Money Market Fund and Income Preservation Fund. For the remaining Actively Managed and Index Funds as well as the Model Portfolio Funds, dividends from net investment income are declared and paid annually to shareholders. Distributions from any net realized capital gains are generally declared and paid annually to shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the funds, dividends payable, and differing characterization of distributions made by each fund as a whole. The following reclassifications were made in the financial statements to present each fund's components of its net asset accounts on a tax basis. The calculations of Net Investment Income per Share in the Financial Highlights were not affected by these reclassifications.

    Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

    Federal Income Taxes

    Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision for federal income or excise taxes is required.

    Futures Contracts

    The funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price. Pursuant to the contract, the funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the funds as unrealized gains or losses. When the contract is closed, the funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the funds are required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures may exceed the amounts reflected in the financial statements. As of June 30, 2004, the following funds had open futures contracts:

                              VANTAGEPOINT FUNDS

 Income Preservation Fund

                                                                                                   Net
                                                                              Underlying        Unrealized
Number of                                                                    Face Amount      Appreciation/
Contracts      Exchange             Contract            Expiration Date        at Value       (Depreciation)
-----------   ----------   -------------------------   -----------------   ---------------   ---------------
   707        CBT          U.S. 10 Year Treasury
                             Note                      September 2004      $ 77,294,984        $  475,156
   104        CME          90 Day Eurodollar           March 2005          $ 25,227,800          (128,000)
   176        CME          90 Day Eurodollar           June 2005           $ 42,517,200          (174,175)
    55        CME          90 Day Eurodollar           December 2005       $ 13,201,374          (166,376)
    21        CME          90 Day Eurodollar           December 2006       $  5,001,938            15,226
    69        CBT          U.S. Treasury Long Bond     September 2004      $  7,339,875          (159,562)
                                                                                               ----------
                                                       Total Unrealized Depreciation           $ (137,731)
                                                                                               ==========

     Asset Allocation Fund

                                                                                                   Net
                                                                              Underlying        Unrealized
Number of                                                                    Face Amount      Appreciation/
Contracts      Exchange             Contract            Expiration Date        at Value       (Depreciation)
-----------   ----------   -------------------------   -----------------   ---------------   ---------------
   274        CBT          U.S. Treasury Long Bond     September 2004      $ 29,146,750         $ 458,436
     3        CME          E-MINI S&P 500 Index        September 2004      $    171,060              (202)
   363        CME          S&P 500 Index               September 2004      $103,491,300           416,498
                                                                                                ---------
                                                       Total Unrealized Appreciation            $ 874,732
                                                                                                =========

     500 Stock Index Fund

                                                                   Underlying          Net
Number of                                                         Face Amount       Unrealized
Contracts      Exchange       Contract       Expiration Date        at Value       Appreciation
-----------   ----------   --------------   -----------------   ---------------   -------------
   113        S&P 500      E-MINI Index     September 2004      $  6,443,260        $  12,535
    10        S&P 500      Index            September 2004      $  2,851,000           11,375
                                                                                    ---------
                                            Total Unrealized Appreciation           $  23,910
                                                                                    =========

     Broad Market Index Fund

                                                                           Underlying          Net
Number of                                                                 Face Amount       Unrealized
Contracts      Exchange           Contract           Expiration Date        at Value       Appreciation
-----------   ----------   ----------------------   -----------------   ---------------   -------------
   66         CME          E-MINI S&P 500 Index     September 2004      $  3,763,320        $   6,995
   13         Russell      E-MINI Index             September 2004      $    770,055           26,115
                                                                                            ---------
                                                    Total Unrealized Appreciation           $  33,110
                                                                                            =========

     Mid/Small Company Index Fund

                                                                   Underlying          Net
Number of                                                         Face Amount       Unrealized
Contracts      Exchange       Contract       Expiration Date        at Value       Appreciation
-----------   ----------   --------------   -----------------   ---------------   -------------
   10         Russell      E-MINI Index     September 2004      $    592,350        $  19,160
   11         S&P
              MID 400      E-MINI Index     September 2004      $    669,075           12,915
                                                                                    ---------
                                            Total Unrealized Appreciation           $  32,075
                                                                                    =========

                              VANTAGEPOINT FUNDS

     Overseas Equity Index Fund

                                                                                                Net
                                                                           Underlying        Unrealized
Number of                                                                 Face Amount      Appreciation/
Contracts      Exchange           Contract           Expiration Date        at Value       (Depreciation)
-----------   ----------   ----------------------   -----------------   ---------------   ---------------
   9          DJ           Stoxx 50 Eurodollar*     September 2004      $    308,673         $     511
   3          FTSE         100 Index*               September 2004      $    243,023            (1,348)
   2          TOPIX        Index*                   September 2004      $    217,831             5,052
                                                                                             ---------
                                                    Total Unrealized Appreciation            $   4,215
                                                                                             =========

-----------
    * Security has been pledged as collateral for forward foreign currency exchange contracts.

    Forward Foreign Currency Exchange Contracts

    A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of June 30, 2004, the funds had the following open forward foreign currency exchange contracts outstanding:

    Growth Fund

                        Exchange         Foreign Currency       U.S. Dollar Value     Net Unrealized
Currency                  Date        Cost/Proceeds (U.S.$)      at June 30, 2004          Gain
-------------------   ------------   -----------------------   -------------------   ---------------
Purchase Contracts
Euro Dollar           07/01/2004     $234,096                        $234,192              $ 96
                                                                                           ----
                                     Net Gain on Purchase Contracts                        $ 96
                                     Net Unrealized Gain on Forward
                                      Foreign Currency Contracts                           $ 96
                                                                                           ====

                              VANTAGEPOINT FUNDS

     Aggressive Opportunities Fund

                             Exchange         Foreign Currency       U.S. Dollar Value       Net Unrealized
Currency                       Date        Cost/Proceeds (U.S.$)      at June 30, 2004        Gain/(Loss)
------------------------   ------------   -----------------------   -------------------   -------------------
Purchase Contracts
Australian Dollar          07/01/2004     $   50,917                    $    50,972         $          55
                           09/03/2004      1,913,100                      1,893,794               (19,306)
British Pound Sterling     07/01/2004        935,841                        933,085                (2,756)
                           08/01/2005      3,549,667                      4,214,949               665,282
Euro Dollar                08/01/2005      6,038,705                      7,669,015             1,630,310
Japanese Yen               08/01/2005      3,318,942                      3,417,214                98,272
New Zealand Dollar         08/01/2005        406,144                        461,248                55,104
Swedish Krona              09/03/2004        159,230                        159,032                  (198)
Swiss Franc                07/01/2004          6,438                          6,431                    (7)
                           08/02/2005        897,170                      1,052,809               155,639
                                                                                            ---------------
                                          Net Gain on Purchase Contracts                    $   2,582,395
Sale Contracts
Australian Dollar          08/02/2005     $4,031,960                    $ 5,307,086         $  (1,275,126)
British Pound Sterling     09/03/2004      1,710,238                      1,711,678                (1,440)
                           08/01/2005     17,432,460                     20,612,290            (3,179,830)
Canadian Dollar            09/03/2004     10,451,166                     10,674,140              (222,974)
                           03/30/2005      5,643,134                      5,685,492               (42,358)
                           06/23/2005     14,174,091                     14,410,288              (236,197)
Danish Krone               09/03/2004      3,619,581                      3,646,964               (27,383)
                           08/01/2005      2,005,175                      2,539,151              (533,976)
Euro Dollar                07/01/2004         38,481                         38,688                  (207)
                           09/03/2004     20,937,755                     21,076,949              (139,194)
                           06/23/2005     19,328,000                     19,479,850              (151,850)
                           08/01/2005     28,613,280                     35,938,991            (7,325,711)
Japanese Yen               07/01/2004        466,759                        463,674                 3,085
                           09/03/2004     23,400,214                     23,837,122              (436,908)
                           03/30/2005     10,752,688                     10,505,365               247,323
                           06/23/2005     80,710,516                     80,198,786               511,730
                           08/01/2005     34,026,829                     34,297,212              (270,383)
New Zealand Dollar         09/03/2004      3,512,880                      3,604,575               (91,695)
                           08/01/2005        324,216                        461,248              (137,032)
Republic of Korea Won      09/03/2004      8,000,804                      8,182,612              (181,808)
Singapore Dollar           09/03/2004      3,488,617                      3,466,836                21,781
Swedish Krona              07/01/2004         11,993                         12,032                   (39)
                           08/01/2005      3,491,969                      4,644,042            (1,152,073)
Swiss Franc                09/03/2004      4,993,617                      5,067,574               (73,957)
                           08/02/2005        914,005                      1,052,809              (138,804)
                                                                                            ---------------
                                          Net Loss on Sale Contracts                        $ (14,835,026)

                                          Net Unrealized Loss on Forward
                                           Foreign Currency Contracts                       $ (12,252,631)
                                                                                            ===============

                               VANTAGEPOINT FUNDS

    International Fund

                             Exchange         Foreign Currency       U.S. Dollar Value     Net Unrealized
Currency                       Date        Cost/Proceeds (U.S.$)      at June 30, 2004      Gain/(Loss)
------------------------   ------------   -----------------------   -------------------   ---------------
Purchase Contracts
British Pound Sterling     07/01/2004          $   30,901                $   30,595         $     (306)
Canadian Dollar            07/02/2004             190,094                   190,458                364
                           07/20/2004           1,569,476                 1,580,631             11,155
Danish Krone               07/01/2004              22,548                    22,517                (31)
Euro Dollar                07/01/2004             505,610                   505,618                  8
                           07/02/2004             492,105                   494,216              2,111
Japanese Yen               07/02/2004             107,576                   106,410             (1,166)
                                                                                            ----------
                                          Net Gain on Purchase Contracts                    $   12,135
Sale Contracts
British Pound Sterling     07/02/2004          $  468,776                $  469,748         $     (972)
Canadian Dollar            08/06/2004           1,550,000                 1,589,917            (39,917)
Euro Dollar                07/01/2004             285,890                   287,036             (1,146)
Japanese Yen               07/01/2004             340,777                   337,343              3,434
                           07/20/2004           1,569,476                 1,560,930              8,546
                           09/07/2004             854,000                   867,431            (13,431)
Swedish Krona              07/01/2004              10,045                    10,077                (32)
Swiss Franc                08/12/2004             450,000                   466,518            (16,518)
                           08/25/2004           1,844,000                 1,878,489            (34,489)
                           09/07/2004           2,331,000                 2,329,400              1,600
                                                                                            ----------
                                          Net Loss on Sale Contracts                        $  (92,925)

                                          Net Unrealized Loss on Forward
                                           Foreign Currency Contracts                       $  (80,790)
                                                                                            ==========

    Overseas Equity Index Fund

                             Exchange         Foreign Currency       U.S. Dollar Value     Net Unrealized
Currency                       Date        Cost/Proceeds (U.S.$)      at June 30, 2004      Gain/(Loss)
------------------------   ------------   -----------------------   -------------------   ---------------
Purchase Contracts
British Pound Sterling     09/16/2004          $  640,103                $  637,659          $  (2,444)
Euro                       09/16/2004             873,994                   880,529              6,535
Japanese Yen               09/16/2004             411,208                   411,130                (78)
                                                                                             ---------
                                          Net Gain on Purchase Contracts                     $   4,013
Sale Contracts
British Pound Sterling     09/16/2004          $  409,206                $  405,129          $   4,077
Euro                       09/16/2004             543,929                   547,701             (3,772)
Japanese Yen               09/16/2004             215,444                   214,147              1,297
                                                                                             ---------
                                          Net Gain on Sale Contracts                         $   1,602

                                          Net Unrealized Gain on Forward
                                           Foreign Currency Contracts                        $   5,615
                                                                                             =========

                               VANTAGEPOINT FUNDS

    Option Contracts

    The Income Preservation Fund may use options to obtain exposure to fixed income sectors without incurring leverage. The International and Aggressive Opportunities Funds may use options for currency management. Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

    When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchased upon exercise.

    Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. There are no other transaction fees associated with option contracts other than the premium paid or received. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised. Written option activity for the six months ended June 30, 2004, was as follows for the Income Preservation
Fund:

                                                Call Options                     Put Options
                                       -------------------------------   ---------------------------
                                         Contracts         Premium        Contracts       Premium
                                       -------------   ---------------   -----------   -------------
Beginning balance as of 12/31/2003             368       $   281,776          --         $      --
                                         ---------       -----------         ---         ---------
Contracts written                        1,000,672       $   742,533           5         $   1,565
Contracts closed                              (623)      $  (693,304)         (5)        $  (1,565)
Contracts expired                               --       $        --          --         $      --
                                         ---------       -----------         ---         ---------
Ending balance as of 06/30/2004          1,000,417       $   331,005          --         $      --
                                         =========       ===========         ===         =========

    At June 30, 2004, the following written options were open and outstanding for the Income Preservation Fund:

                                                Number         Exercise      Expiration
Exchange     Contract                        of Contracts        Price          Date          Value
----------   ----------------------------   --------------   ------------   ------------   ----------
CBOT         U.S. 10 Year Treasury Note     250              $ 114.00       08/27/2004      $20,700
CBOT         U.S. 10 Year Treasury Note     167              $ 115.00       08/27/2004      $ 6,363
                                                                                            -------
                                                                                            $27,063
                                                                                            =======

                               VANTAGEPOINT FUNDS

    Swaptions

    The Income Preservation Fund invests in swaptions for the purposes of hedging against adverse movements in interest rates. This instrument combines the features of an option and an interest rate swap. A swaption is an option to buy an interest rate swap. If the agreement terminates at valuation, the fund records an unrealized gain or loss for the amount expected to be received or paid under the agreement. The unrealized gain or loss is recorded in the fund's Statement of Assets and Liabilities.

    At June 30, 2004, the following swaptions were open and outstanding for the Income Preservation Fund:

                                                      Number         Exercise      Expiration
Exchange     Contract                              of Contracts        Price          Date         Value
----------   ----------------------------------   --------------   ------------   ------------   ---------
OTC          Call--10 Year Interest Rate Swap     500,000           4.00%*        10/07/2004      $   25
OTC          Put--10 Year Interest Rate Swap      500,000           6.00%**       10/07/2004      $1,050
                                                                                                  ------
                                                                                                  $1,075
                                                                                                  ======

-----------

*   The Fund will receive a floating rate based on 3 month LIBOR.

**  The Fund will pay a floating rate based on 3 month LIBOR.

    Swap Agreements

    The Income Preservation Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into interest rate swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit, default, prepayment, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to these agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

    As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of net realized gain (loss) in the Statement of Operations. This change does not affect the calculation of Net Asset Value per share. The effect of this reclassification was to increase net investment income and reduce net realized gain by $196,271.

    At June 30, 2004, the Fund had the following open swap agreements:

                                                                                     Net Unrealized
                   Expiration   Counter                                               Appreciation
 Notional Amount      Date       Party                   Description                 (Depreciation)
----------------- ------------ --------- ------------------------------------------ ---------------
1,800,000 USD     12/15/2009     UBS AG  Agreement dated 05/25/2004 to pay the        $  (53,184)
                                         notional amount multiplied by 4.00% and
                                         to receive the notional amount multiplied
                                         by the 3 month U.S. Dollars--London
                                         Interbank Offered Rate--British Bankers
                                         Association (USD-LIBOR-BBA) adjusted
                                         for compounding.

                               VANTAGEPOINT FUNDS

                                                                                     Net Unrealized
                   Expiration   Counter                                               Appreciation
 Notional Amount      Date       Party                   Description                 (Depreciation)
----------------- ------------ --------- ------------------------------------------ ---------------
15,200,000 USD    12/15/2009     UBS AG  Agreement dated 05/25/2004 to pay the        $ (449,113)
                                         notional amount multiplied by 4.00% and
                                         to receive the notional amount multiplied
                                         by the 3 month U.S. Dollars--London
                                         Interbank Offered Rate--British Bankers
                                         Association (USD-LIBOR-BBA) adjusted
                                         for compounding.

    Repurchase Agreements

    Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each fund's schedule of investments. The funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on June 30, 2004 are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the funds' realization of collateral might be delayed, or the funds may incur a cost or possible losses of principal and income in selling the collateral.

    Wrapper Agreements

    The Income Preservation Fund will seek to maintain a stable net asset value ("NAV") by purchasing wrapper agreements from financial institutions such as insurance companies and banks ("wrap providers"). These agreements are designed to maintain the fund's NAV at a stable share price. These agreements generally offset differences between daily market value and book value for the fixed income securities. Risks of purchasing wrapper agreements include the possibility that the wrapper agreement purchased by the fund will fail to achieve the goal of limiting fluctuations in the fund's NAV. Risks also include potential change in regulatory guidelines for wrapper agreements. Wrap providers do not assume the credit risk associated with fixed income securities. Therefore, if the issuer of a security defaults on payment of principal or interest or has its credit rating downgraded, the fund may have to sell such a security quickly and at a price that may not reflect its book value, and the wrapper agreements will not shield the fund from any resultant loss. Additionally, the wrapper agreements are not liquid investments. As of June 30, 2004, the fund has entered into wrapper agreements with Bank of America, N.A. and AIG Financial Products and the current contractual fee related to both these agreements is 0.13% of the average net assets assigned to each contract of the fund.

3.  Agreements and Other Transactions with Affiliates

    Vantagepoint Investment Advisers LLC (the "VIA"), a wholly owned subsidiary of the ICMA Retirement Corporation ("RC"), provides investment advisory services to each of the Actively Managed, Index and Model Portfolio Funds. Pursuant to a Master Advisory Agreement, VIA is entitled to receive 0.10% of the average daily net assets of each Actively Managed and Model Portfolio Fund and 0.05% of the average daily net assets of the Index Funds. VIA and the Company contract with one or more subadvisers ("Subadvisers") for the day-to-day management of each of the funds other than the Money Market Fund and Model Portfolio Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management. The fee structure for many of the subadvisers provides for a range of fees so that as average net assets of a fund increase the rate of fee paid decreases. With other subadvisers, one fee is applicable to all levels of assets under management. The specifics of each subadviser's fee are presented in

                               VANTAGEPOINT FUNDS
greater detail in the funds' prospectus and statement of additional information. Presented below are the fees paid by the funds as an annual percentage of average net assets for the six months ended June 30, 2004:

                                                                                  Fee as a
                                                                                Percentage of
                                                                                Average Daily
Fund                                         Subadviser                          Net Assets
----                                         ----------                         --------------
Income Preservation          Payden & Rygel                                          0.09%
                             Pacific Investment Management Company, LLC***           0.25%
                             Wellington Management Company, LLP                      0.20%

US Government Securities     Mellon Capital Management Corporation                   0.06%

Asset Allocation             Mellon Capital Management Corporation                   0.23%

Equity Income                Barrow, Hanley, Mewhinney & Strauss, Inc.               0.26%
                             T. Rowe Price Associates, Inc.                          0.38%
                             Southeastern Asset Management, Inc.                     0.54%

Growth & Income              Capital Guardian Trust Company**                        0.24%
                             T. Rowe Price Associates, Inc.                          0.38%
                             Wellington Management Company, LLP                      0.29%

Growth                       Brown Capital Management, Inc.                          0.27%
                             Fidelity Management & Research Company                  0.61%
                             Peregrine Capital Management                            0.41%
                             Tukman Capital Management, Inc.                         0.48%

Aggressive Opportunities     Southeastern Asset Management, Inc.                     0.79%
                             T. Rowe Price Associates, Inc.                          0.57%
                             Wellington Management Company, LLP****                  0.68%

International                Artisan Partners Limited Partnership***                 0.70%
                             Capital Guardian Trust Company*                         0.43%

Core Bond Index              Mellon Capital Management Corporation                   0.02%

500 Stock Index              Mellon Capital Management Corporation                   0.02%

Broad Market Index           Mellon Capital Management Corporation                   0.02%

Mid/Small Company Index      Mellon Capital Management Corporation                   0.06%

Overseas Equity Index        Mellon Capital Management Corporation                   0.09%

-----------

   * Minimum fee of $167,500 per year.

  ** Minimum fee of $337,000 per year.

 *** Fee is applicable for all Fund assets managed by Subadviser.

**** Effective June 7, 2004, Wellington Management International Ltd. became a sub-subadviser to this fund, and is compensated from fees paid to this subadviser.

    Vantagepoint Transfer Agents, LLC ("VTA"), a wholly owned subsidiary of RC, is the Transfer Agent for the Actively Managed, Index and Model Portfolio Funds. Pursuant to a Transfer Agency and Administrative Services Agreement with the Vantagepoint Funds, VTA is entitled to receive a fee for investor services and fund services stated as an annual percentage of average daily net assets. For all Actively Managed Funds, VTA receives 0.35%. For Class I Shares of the Index Funds, VTA receives 0.30%. For Class II Shares of the Index Funds, VTA receives 0.10%.

    Investors Bank & Trust Company ("IBT") serves as the Custodian to each fund in the Company and also provides portfolio accounting services. IBT is entitled to certain transaction charges plus a monthly fee at an annual rate based on average daily net assets. IBT also provides administrative services for the Actively Managed, Index and Model Portfolio Funds.

                               VANTAGEPOINT FUNDS

    Expenses

    The Money Market Fund and the Model Portfolio Funds will incur fees and expenses indirectly as shareholders in the underlying funds. Because the underlying funds have varied expense and fee levels and the Money Market Fund and the Model Portfolio Funds may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Money Market Fund and the Model Portfolio Funds will vary.

    A transaction fee of 2% may be applied to the value of amounts withdrawn from the Income Preservation Fund by IRA and VantageCare Retirement Health Savings Plan investors. This fee will be applied only during periods beginning when the current yield of Money Market Funds, as measured by the yield of the Vantagepoint Money Market Fund, exceed the current yield of the Income Preservation Fund. The fee will be removed at such time as the current yield of the Income Preservation Fund exceeds that of the Money Market Fund by 0.25%.

    Fee Waiver

    From March 1, 1999 until May 1, 2002, VIA voluntarily agreed to waive any fees that would result in total fund expenses of the Money Market Fund exceeding an annual rate of 0.55% of average net assets.

    If the aggregate advisory fees of the Growth Fund exceed 0.54% because of subadvisory changes, VIA will waive its advisory fee or reimburse expenses to the extent necessary on any resulting increase in subadvisory fees payable by the Growth Fund. This commitment will continue until such time as shareholders approve an increase in this limit. For the six months ended June 30, 2004, VIA reimbursed the Growth Fund $45,279 related to advisory fees to comply with the 0.54% maximum subadvisory fee rate.

4.  Investment Portfolio Transactions

    Purchases and sales of investments, exclusive of short-term securities, for each Fund and Model Portfolio Fund for the six months ended June 30, 2004 are as follows:

                                  U.S. Government Obligations                   Other Securities
                             --------------------------------------   -------------------------------------
Fund                          Purchases at Cost     Sales Proceeds     Purchases at Cost     Sales Proceeds
----                         -------------------   ----------------   -------------------   ---------------
Income Preservation             $ 147,475,128      $ 131,134,418         $ 126,424,517      $ 63,254,148
US Government Securities          261,447,817        273,934,316                    --                --
Asset Allocation                    3,856,214          1,043,081             3,887,639        81,995,261
Equity Income                              --                 --            76,250,819        68,752,138
Growth & Income                            --                 --           107,363,411        62,173,800
Growth                                     --                 --           777,883,380       695,278,554
Aggressive Opportunities                   --                 --           316,820,546       286,597,700
International                              --                 --           139,696,531        93,011,036
Core Bond Index                   184,399,853         38,247,988            11,176,994        16,313,692
500 Stock Index                            --                 --             2,508,804        18,664,157
Broad Market Index                         --                 --            23,943,034        19,440,223
Mid/Small Company Index                    --                 --             9,772,573         7,034,173
Overseas Equity Index                      --                 --             4,742,822         2,465,929
Savings Oriented                           --                 --            33,392,139         8,882,713
Conservative Growth                        --                 --            60,220,138        16,991,871
Traditional Growth                         --                 --           101,223,456        15,229,248
Long-Term Growth                           --                 --           141,440,995        65,698,876
All-Equity Growth                          --                 --            50,996,836        11,695,094

                              VANTAGEPOINT FUNDS

5.  Tax Basis Unrealized Appreciation/(Depreciation)

    At June 30, 2004, net unrealized appreciation/(depreciation) on securities investments was as follows:

                                                                                     Tax Basis
                                  Federal            Gross            Gross        Net Unrealized
                                Income Tax        Unrealized       Unrealized      Appreciation/
Fund                               Cost          Appreciation     Depreciation     (Depreciation)
----                         ----------------   --------------   --------------   ---------------
Money Market                 $ 103,422,939               --              --                --
Income Preservation            709,137,561      $ 3,436,635      $5,438,470       $(2,001,835)
US Government Securities       206,800,827          144,676       3,031,554        (2,886,878)
Asset Allocation               775,169,494       25,478,184      53,211,170       (27,732,986)
Equity Income                  935,792,328      143,768,809      28,857,332       114,911,477
Growth & Income                821,984,597      116,203,264      18,685,658        97,517,606
Growth                       2,984,702,793      295,015,000      92,129,005       202,885,995
Aggressive Opportunities     1,033,245,960      252,258,664      19,082,451       233,176,213
International                  520,711,281       66,603,042       9,654,975        56,948,067
Core Bond Index                657,293,543       25,124,956       9,581,922        15,543,034
500 Stock Index                197,781,109      167,729,611      17,675,195       150,054,416
Broad Market Index             466,827,653      176,794,017      41,807,447       134,986,570
Mid/Small Company Index        116,280,319       52,132,878      12,775,071        39,357,807
Overseas Equity Index           35,393,128       18,612,636       3,081,951        15,530,685
Savings Oriented               225,114,993        4,650,003       1,314,354         3,335,649
Conservative Growth            434,183,158               --      10,210,868       (10,210,868)
Traditional Growth             925,719,920               --      28,371,832       (28,371,832)
Long-Term Growth               945,628,900               --      28,405,696       (28,405,696)
All-Equity Growth              160,821,953       11,709,981              --        11,709,981

6.  Portfolio Securities Loaned

    The funds lend securities to approved brokers to earn additional income.
As of June 30, 2004, certain funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government Obligations. Each fund receives compensation for providing services in connection with the securities lending program. Collateral is maintained over the life of the loan in an amount not less than the value of the loaned securities, as determined by the funds at the close of business each day. Any additional collateral required due to changes in the value of securities is delivered to the funds the next business day. Although the collateral mitigates risk, the funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The funds have the right under the securities lending agreement to recover the securities from the borrower on demand. The risks to the funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the related collateral was as follows:

                                                                           Collateralization
Fund                                   Securities on Loan    Collateral            %
----                                  -------------------- -------------- ------------------
   Income Preservation ..............     $  1,499,407      $  1,543,440          103%
   US Government Securities .........       39,315,948        40,119,511          102%
   Asset Allocation .................       77,048,003        79,633,312          103%
   Equity Income ....................      113,468,516       116,877,899          103%
   Growth & Income ..................       85,900,580        88,462,294          103%
   Growth ...........................      185,156,128       191,959,653          104%
   Aggressive Opportunities .........      169,975,554       177,720,602          105%
   International ....................       45,486,346        48,045,722          106%

                              VANTAGEPOINT FUNDS

                                                                          Collateralization
Fund                                  Securities on Loan    Collateral            %
----                                 -------------------- -------------- ------------------
   Core Bond Index .................      $66,334,560      $67,980,717           102%
   500 Stock Index .................       20,113,302       20,846,327           104%
   Broad Market Index ..............       42,357,230       44,141,198           104%
   Mid/Small Company Index .........       25,100,463       26,240,533           105%
   Overseas Equity Index ...........          980,679        1,036,559           106%

7.  Transactions with Affiliated Funds

    At June 30, 2004, the Model Portfolio Funds held investments in a number of funds. The figures presented below represent the percentage of shares outstanding in each of the underlying funds owned by the Model Portfolio Funds:

                               Savings     Conservative     Traditional     Long-Term     All-Equity
Underlying Fund               Oriented        Growth           Growth         Growth        Growth
---------------              ----------   --------------   -------------   -----------   -----------
Income Preservation             21.01%         29.96%           37.98%            --           --
US Government Securities        14.14%            --               --             --           --
Equity Income                    2.46%          4.56%            9.64%         12.79%        2.77%
Growth & Income                  2.75%          5.10%           16.15%         21.98%        4.14%
Growth                             --           1.14%            4.50%          6.12%        1.73%
Aggressive Opportunities           --           1.99%            8.44%         12.91%        3.22%
International                    2.16%          5.60%           16.93%         20.76%        4.85%
Core Bond Index                    --           8.97%           18.96%         38.70%          --

     Additionally, at June 30, 2004, the VantageTrust, an affiliated group of common trust funds, held shares of the Actively Managed Funds, Index Funds and Model Portfolio Funds. The figures presented below represent the percentage of shares outstanding in each of the Funds held by the VantageTrust:

                                        % Owned
                                         by the
Fund                                  VantageTrust
----                                 -------------
  Money Market                            37.96%
  US Government Securities                66.24%
  Asset Allocation                        69.43%
  Equity Income                           64.11%
  Growth & Income                         62.47%
  Growth                                  67.27%
  Aggressive Opportunities                66.51%
  International                           63.10%
  Core Bond Index Class I                 86.19%
  Core Bond Index Class II                30.60%
  500 Stock Index Class I                 93.76%
  500 Stock Index Class II                25.85%
  Broad Market Index Class I              95.60%
  Broad Market Index Class II             31.99%
  Mid/Small Company Index Class I         92.43%
  Mid/Small Company Index Class II        32.56%
  Overseas Equity Index Class I           92.61%
  Overseas Equity Index Class II          28.75%
  Savings Oriented                        53.75%
  Conservative Growth                     59.33%
  Traditional Growth                      62.94%
  Long-Term Growth                        66.05%
  All-Equity Growth                       66.28%

                               VANTAGEPOINT FUNDS

8.  Brokerage Commissions

     Certain funds have entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. Such amounts earned by the funds, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Statement of Operations.

9.  Additional Distributions

    In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Income Preservation Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share. Given the objective of the fund to maintain a stable net asset value per share, the fund will declare a reverse stock split immediately subsequent to the distribution at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate the same net asset value of $100 per share as before the distribution.

Schedule of Investments
June 30, 2004 (Unaudited)

----------------------------------------------------------
Vantagepoint
Money Market Fund                   Shares           Value
----------------------------------------------------------
MUTUAL FUNDS
----------------------------------------------------------
AIM Short-Term
  Investments Trust
  Liquid Assets Portfolio
  (Cost $103,422,939)          103,422,939    $103,422,939
                                              ------------
TOTAL INVESTMENTS--100.0%
 (Cost $103,422,939)                           103,422,939
Other assets less liabilities--(0.0%)              (15,104)
                                              ------------
NET ASSETS--100.0%                            $103,407,835
                                              ============


72              See accompanying notes to financial statements.

Schedule of Investments
June 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
-------------------------------------------------------------------------------------------------------------
 Coupon                                             Maturity
  Rate                                                Date                         Face                Value
-------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--20.8%
-------------------------------------------------------------------------------------------------------------
Aerospace & Defense--0.3%
General Dynamics Corporation, Note
  2.125%                                            05/15/2006               $1,240,000          $  1,220,269
Honeywell International, Inc.
  7.000%                                            03/15/2007                  500,000               544,025
                                                                                                 ------------
                                                                                                    1,764,294
                                                                                                 ------------
Automotive--0.5%
Daimler Chrysler North America Holding
  Corporation, Note
  6.400%                                            05/15/2006                1,070,000             1,126,665
Ford Motor Company
  7.450%                                            07/16/2031                1,775,000             1,696,728
General Motors Corporation, Senior Note
  8.375%                                            07/15/2033                  335,000               355,595
Johnson Controls, Inc.
  4.875%                                            09/15/2013                  310,000               305,468
                                                                                                 ------------
                                                                                                    3,484,456
                                                                                                 ------------
Banking--4.1%
Abbey National PLC (United Kingdom)
  6.690%                                            10/17/2005                  975,000             1,023,304
ABN AMRO Bank NV, Subordinated Note
  7.550%                                            06/28/2006                1,100,000             1,191,055
American Express Company, Note
  3.750%                                            11/20/2007                  425,000               424,009
American Honda Finance Corp. 144A
  1.120%                                            10/22/2004   [diamond]      300,000               300,000
Bank of America Corporation
  7.125%                                            10/15/2011                  625,000               699,295
Bank of America Corporation
  4.375%                                            12/01/2010                  275,000               268,400
Bank of Scotland Treasury Services 144A
  (United Kingdom)
  2.250%                                            05/01/2006   [diamond]    1,130,000             1,122,884
Bank One Corporation
  7.875%                                            08/01/2010                  600,000               694,847
Bank One Corporation
  6.500%                                            02/01/2006                1,250,000             1,319,630
Citigroup, Inc., Global Senior Note
  6.000%                                            02/21/2012                  750,000               796,415
Export-Import Bank of Korea, Ltd., Note, 144A
  (South Korea)
  5.250%                                            02/10/2014   [diamond]      200,000               192,166
Export-Import Bank of Korea, Note, 144A, (FRN)
  (South Korea)
  4.125%                                            02/10/2009   [diamond]      155,000               150,546
First Union National Bank
  7.800%                                            08/18/2010                  300,000               347,100
General Electric Capital Corporation
  6.000%                                            06/15/2012                  900,000               951,261
General Electric Capital Corporation
  2.850%                                            01/30/2006                  930,000               931,575
General Electric Capital Corporation
  2.750%                                            09/25/2006                1,700,000             1,683,889
HBOS Treasury Services PLC 144A (United Kingdom)
  6.000%                                            11/01/2033   [diamond]      450,000               429,748
J.P. Morgan Chase & Company
  6.625%                                            03/15/2012                1,600,000             1,732,715
John Deere Capital Corporation
  5.125%                                            10/19/2006                  937,000               972,590
Marshall & Ilsley Corp., Note, (MTN)
  2.625%                                            02/09/2007                  500,000               490,105

-------------------------------------------------------------------------------------------------------------
 Coupon                                             Maturity
  Rate                                                Date                         Face                 Value
-------------------------------------------------------------------------------------------------------------
MBNA America Bank NA
  6.500%                                            06/20/2006               $  750,000          $    794,281
Mellon Funding Corporation
  5.000%                                            12/01/2014                  425,000               410,952
MetLife Global Funding I 144A
  5.200%                                            09/18/2013   [diamond]      675,000               666,143
NB Capital Trust, Note
  7.830%                                            12/15/2026                  350,000               380,562
Popular North America, Inc.
  3.875%                                            10/01/2008                  700,000               685,956
Regions Financial Corporation
  7.000%                                            03/01/2011                  360,000               404,077
SLM Corporation, Note, (MTN), (FRN)
  5.125%                                            08/27/2012                  500,000               494,744
State Street Bank & Trust
  5.250%                                            10/15/2018                  450,000               432,802
US Bank National Association, Note
  2.400%                                            03/12/2007                1,700,000             1,652,393
USA Education Inc.
  5.625%                                            04/10/2007                1,520,000             1,598,335
Wachovia Corporation
  6.605%                                            10/01/2025                1,000,000             1,059,771
Wachovia Corporation
  4.950%                                            11/01/2006                  250,000               259,105
Wells Fargo & Company
  5.000%                                            11/15/2014                  500,000               484,200
Wells Fargo & Company, Note
  5.125%                                            02/15/2007                2,950,000             3,076,101
World Savings Bank FSB, Note
  4.500%                                            06/15/2009                  475,000               477,586
                                                                                                 ------------
                                                                                                   28,598,542
                                                                                                 ------------
Beverages, Food & Tobacco--0.6%
Altria Group, Inc., Note
  7.000%                                            11/04/2013                  350,000               357,020
Anheuser Busch Companies, Inc.
  6.000%                                            11/01/2041                  500,000               492,260
Coca-Cola Enterprises, Inc.
  6.950%                                            11/15/2026                  250,000               275,557
Coca-Cola HBC Finance BV, Note (Netherlands)
  5.500%                                            09/17/2015                  245,000               245,080
ConAgra Foods, Inc.
  9.875%                                            11/15/2005                  295,000               320,567
Diageo Capital PLC, Guaranteed Note
  (United Kingdom)
  6.125%                                            08/15/2005                  825,000               857,880
Sara Lee Corporation
  1.950%                                            06/15/2006                1,500,000             1,471,689
                                                                                                 ------------
                                                                                                    4,020,053
                                                                                                 ------------
Chemicals--0.2%
Dow Chemical Company, Note
  6.000%                                            10/01/2012                  600,000               621,001
Monsanto Company
  7.375%                                            08/15/2012                  500,000               566,041
Potash Corporation of Saskatchewan, Inc. (Canada)
  7.750%                                            05/31/2011                  200,000               229,588
                                                                                                 ------------
                                                                                                    1,416,630
                                                                                                 ------------
Commercial Services--0.1%
Boeing Capital Corporation
  4.750%                                            08/25/2008                  445,000               453,671
R.R. Donnelley & Sons Company
  5.000%                                            11/15/2006                  490,000               505,013
                                                                                                 ------------
                                                                                                      958,684
                                                                                                 ------------

                See accompanying notes to financial statements.              73

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
--------------------------------------------------------------------------------------------------------------
 Coupon                                             Maturity
  Rate                                                Date                         Face                  Value
--------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
--------------------------------------------------------------------------------------------------------------
Computer Software & Processing--0.1%
First Data Corporation
  5.625%                                            11/01/2011                $ 650,000           $    679,223
                                                                                                  ------------
Computers & Information--0.2%
Hewlett-Packard Company, Global Note
  5.500%                                            07/01/2007                  700,000                737,024
Thomson Corp. (The), Note (Canada)
  4.750%                                            05/28/2010                  700,000                700,467
                                                                                                  ------------
                                                                                                     1,437,491
                                                                                                  ------------
Electric Utilities--1.0%
Alabama Power Company
  5.600%                                            03/15/2033                  380,000                355,879
Appalachian Power Company
  3.600%                                            05/15/2008                  475,000                463,539
Atlantic City Electric Co., Senior Note
  5.800%                                            05/15/2034                  600,000                562,777
Chilquinta Energia Financial 144A (Chile)
  6.620%                                            04/01/2011   [diamond]      255,000                276,430
Commonwealth Edison Company
  6.150%                                            03/15/2012                   75,000                 80,237
KeySpan Corporation, Note
  7.625%                                            11/15/2010                  250,000                287,946
KeySpan Gas East Corp., Note, (MTN)
  6.900%                                            01/15/2008                  250,000                276,010
Niagara Mohawk Power Company
  7.750%                                            05/15/2006                1,000,000              1,081,292
Pacific Gas & Electric Co., Note
  1.810%                                            04/03/2006   #            1,900,000              1,901,286
PSEG Power LLC, Senior Note
  8.625%                                            04/15/2031                  350,000                428,749
PSEG Power, LLC
  6.950%                                            06/01/2012                  265,000                288,598
United Energy Distribution Holdings Pty Ltd. 144A
  (Australia)
  4.700%                                            04/15/2011   [diamond]      200,000                197,036
Virginia Electric & Power Company
  5.750%                                            03/31/2006                1,000,000              1,043,935
Wisconsin Electric Power
  4.500%                                            05/15/2013                  170,000                162,302
                                                                                                  ------------
                                                                                                     7,406,016
                                                                                                  ------------
Electrical Equipment--0.1%
Old Dominion Electric
  6.250%                                            06/01/2011                  350,000                377,875
                                                                                                  ------------
Financial Services--6.4%
AIG Sun America Global Financial II 144A
  7.600%                                            06/15/2005   [diamond]      500,000                523,671
AIG Sun America Global Financial VI 144A
  6.300%                                            05/10/2011   [diamond]      500,000                537,809
Bear Stearns Company, Inc.
  6.500%                                            05/01/2006                1,500,000              1,588,468
Bear Stearns Company, Inc.
  4.000%                                            01/31/2008                  350,000                349,102
Bear Stearns Company, Inc.
  3.000%                                            03/30/2006                  350,000                349,810
Caterpillar Financial Services Corporation
  5.950%                                            05/01/2006                  340,000                357,639
Caterpillar Financial Services Corporation
  4.690%                                            04/25/2005                1,215,000              1,240,205

--------------------------------------------------------------------------------------------------------------
 Coupon                                             Maturity
  Rate                                                Date                      Face                  Value
--------------------------------------------------------------------------------------------------------------
CIT Group, Inc.
  7.375%                                            04/02/2007                $ 495,000           $    541,886
Conoco Funding Company
  5.450%                                            10/15/2006                1,000,000              1,047,294
Countrywide Financial Corporation, Note
  3.500%                                            12/19/2005                1,290,000              1,300,645
Countrywide Home Loans, Inc.
  5.500%                                            08/01/2006                2,250,000              2,345,969
Credit Suisse First Boston, Inc.
  7.125%                                            07/15/2032                  700,000                778,018
FMR Corporation 144A
  4.750%                                            03/01/2013   [diamond]      425,000                410,964
Ford Motor Credit Company
  6.700%                                            07/16/2004                1,500,000              1,502,152
FPL Group Capital, Inc.
  6.125%                                            05/15/2007                  500,000                533,708
FPL Group Capital, Inc.
  3.250%                                            04/11/2006                1,595,000              1,600,579
Frank Russell Company 144A
  5.625%                                            01/15/2009   [diamond]      500,000                528,975
General Motors Acceptance Corporation
  6.875%                                            08/28/2012                1,000,000              1,018,832
General Motors Acceptance Corporation, Note
  8.000%                                            11/01/2031                1,375,000              1,412,764
Goldman Sachs Group, Inc., Guaranteed Note
  6.345%                                            02/15/2034                  505,000                475,754
Goldman Sachs Group, Inc., Note
  7.625%                                            08/17/2005                1,120,000              1,177,419
Goldman Sachs Group, Inc., Senior Note
  6.600%                                            01/15/2012                  550,000                592,731
Goldman Sachs Group, Inc., Senior Note
  4.125%                                            01/15/2008                1,000,000              1,003,845
Household Finance Corporation
  7.200%                                            07/15/2006                  700,000                752,918
Household Finance Corporation
  6.375%                                            10/15/2011                  400,000                427,586
Household Finance Corporation
  4.625%                                            01/15/2008                1,000,000              1,018,784
Household Finance Corporation, Note
  5.750%                                            01/30/2007                1,300,000              1,366,459
International Lease Finance Corporation
  5.750%                                            10/15/2006                  750,000                790,054
International Lease Finance Corporation
  4.000%                                            01/17/2006                1,230,000              1,252,782
International Lease Finance Corporation
  2.950%                                            05/23/2006                1,475,000              1,465,904
Jefferies Group, Inc., Senior Note
  5.500%                                            03/15/2016                  800,000                766,970
Lehman Brothers Holdings
  6.250%                                            05/15/2006                1,500,000              1,583,393
Lehman Brothers Holdings, Inc., Note
  4.000%                                            01/22/2008                  375,000                374,553
Lehman Brothers Holdings, Inc., Note
  3.600%                                            03/13/2009                  240,000                230,840
MBIA Global Funding LLC 144A
  4.650%                                            07/01/2018   [diamond]      825,000                736,023
Merrill Lynch & Co., Inc., Note, (MTN)
  1.430%                                            02/06/2009   #              600,000                600,885
Merrill Lynch & Company, Inc.
  7.000%                                            01/15/2007                  375,000                404,068
Merrill Lynch & Company, Inc.
  2.940%                                            01/30/2006                1,000,000              1,005,270
Morgan Stanley
  6.600%                                            04/01/2012                  400,000                431,281
Morgan Stanley Dean Witter & Co., Global Note
  6.100%                                            04/15/2006                1,350,000              1,420,921

74              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
-------------------------------------------------------------------------------------------------------------
 Coupon                                             Maturity
  Rate                                                Date                         Face                 Value
-------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
-------------------------------------------------------------------------------------------------------------
Morgan Stanley, Note
  7.750%                                          06/15/2005                 $1,380,000          $  1,447,580
National Rural Utilities Cooperative
  Finance Corporation
  6.000%                                          05/15/2006                  2,700,000             2,842,568
National Rural Utilities Cooperative
  Finance Corporation
  3.000%                                          02/15/2006                    900,000               901,486
Nomura Asset Securities Corporation
  6.590%                                          03/15/2030                  1,000,000             1,086,057
Pemex Finance Ltd. (Cayman Islands)
  9.690%                                          08/15/2009                    540,000               619,766
Pemex Finance Ltd. (Cayman Islands)
  7.330%                                          05/15/2012                    600,000               666,093
TIAA Global Markets
  3.875%                                          01/22/2008     [diamond]      500,000               500,125
USAA Capital Corporation 144A
  3.130%                                          12/15/2005     [diamond]      150,000               151,074
Washington Mutual Finance
  6.250%                                          05/15/2006                    700,000               741,591
Washington Mutual, Inc., Note
  7.500%                                          08/15/2006                    630,000               683,133
                                                                                                 ------------
                                                                                                   45,486,403
                                                                                                 ------------
Food Retailers--0.1%
Albertson's, Inc., Senior Note
  8.000%                                          05/01/2031                    450,000               517,052
                                                                                                 ------------
Forest Products & Paper--0.2%
International Paper Company
  3.800%                                          04/01/2008                    700,000               690,410
Inversiones CMPC SA 144A (Chile)
  4.875%                                          06/18/2013     [diamond]      185,000               172,113
Weyerhaeuser Company, Note
  7.375%                                          03/15/2032                    350,000               381,775
                                                                                                 ------------
                                                                                                    1,244,298
                                                                                                 ------------
Health Care Providers--0.1%
UnitedHealth Group, Inc.
  7.500%                                          11/15/2005                    500,000               530,721
UnitedHealth Group, Inc., Note
  3.750%                                          02/10/2009                    400,000               390,985
Wellpoint Health Networks, Inc.
  6.375%                                          01/15/2012                     80,000                85,748
                                                                                                 ------------
                                                                                                    1,007,454
                                                                                                 ------------
Heavy Construction--0.1%
Centex Corp., Senior Note
  5.700%                                          05/15/2014                    300,000               294,103
Centex Corporation
  5.800%                                          09/15/2009                    300,000               309,910
                                                                                                 ------------
                                                                                                      604,013
                                                                                                 ------------
Heavy Machinery--0.0%
Deere & Company
  7.125%                                          03/03/2031                    275,000               313,257
                                                                                                 ------------
Insurance--1.7%
ACE INA Holdings
  8.300%                                          08/15/2006                    750,000               823,076
ACE Ltd. (Bermuda)
  6.000%                                          04/01/2007                    250,000               264,245

--------------------------------------------------------------------------------------------------------------
 Coupon                                             Maturity
  Rate                                                Date                         Face                  Value
--------------------------------------------------------------------------------------------------------------
Allstate Corporation
  7.875%                                          05/01/2005                 $1,330,000          $  1,388,367
Allstate Corporation (The), Senior Note
  7.200%                                          12/01/2009                    500,000               570,736
Axa Company (France)
  8.600%                                          12/15/2030                    330,000               405,311
Dai-ichi Mutual Life Insurance Co. (The),
  Subordinated Note, 144A (Japan)
  5.730%                                          03/17/2014     [diamond]      100,000                96,518
Everest Reinsurance Holdings
  8.500%                                          03/15/2005                    500,000               518,551
Florida Windstorm Underwriting Association 144A
  6.850%                                          08/25/2007     [diamond]      700,000               763,438
Hartford Life, Inc., Senior Note
  7.375%                                          03/01/2031                    250,000               287,501
ING Security Life Institutional Funding,
  Note, 144A, (MTN)
  2.700%                                          02/15/2007     [diamond]      700,000               689,042
Liberty Mutual 144A
  7.697%                                          10/15/2097     [diamond]      500,000               496,173
MetLife, Inc.
  3.911%                                          05/15/2005                  1,200,000             1,216,242
Monumental Global Funding II 144A
  6.050%                                          01/19/2006     [diamond]    1,190,000             1,256,876
Mony Group, Inc.
  7.450%                                          12/15/2005                     55,000                58,180
New York Life Global Funding, Inc., Note, 144A
  3.875%                                          01/15/2009                    600,000               590,612
Principal Life Global Funding I 144A
  6.125%                                          10/15/2033     [diamond]      150,000               147,717
Progressive Corporation
  6.250%                                          12/01/2032                    425,000               425,249
Protective Life Secured Trust, Note, (MTN)
  4.000%                                          04/01/2011                    500,000               473,916
RenaissanceRe Holdings Ltd. (Bermuda)
  7.000%                                          07/15/2008                    500,000               542,024
Safeco Corp., Senior Note
  7.250%                                          09/01/2012                    525,000               591,085
Unitrin, Inc.
  4.875%                                          11/01/2010                    435,000               432,357
                                                                                                 ------------
                                                                                                   12,037,216
                                                                                                 ------------
Media--Broadcasting & Publishing--1.0%
CBS Corporation
  8.625%                                          08/01/2012                    250,000               299,895
Cox Communications, Inc.
  7.125%                                          10/01/2012                    345,000               378,698
Gannett Company, Inc.
  4.950%                                          04/01/2005                  1,160,000             1,181,172
Reed Elsevier Capital, Inc.
  6.750%                                          08/01/2011                    500,000               553,650
Time Warner, Inc.
  9.150%                                          02/01/2023                    500,000               619,224
Time Warner, Inc.
  7.700%                                          05/01/2032                    425,000               465,678
Time Warner, Inc.
  7.625%                                          04/15/2031                    200,000               217,073
Time Warner, Inc.
  6.125%                                          04/15/2006                  1,670,000             1,750,203
Viacom, Inc., Senior Note
  5.625%                                          05/01/2007                  1,500,000             1,576,616
                                                                                                 ------------
                                                                                                    7,042,209
                                                                                                 ------------
Metals & Mining--0.3%
Alcan, Inc. (Canada)
  7.250%                                          03/15/2031                    370,000               413,278
Alcan, Inc., Note, (FRN), 144A (Canada)
  1.624%                                          12/08/2004     [diamond]    1,000,000             1,000,000

                See accompanying notes to financial statements.              75

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
--------------------------------------------------------------------------------------------------------------
 Coupon                                             Maturity
  Rate                                                Date                         Face                  Value
--------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
--------------------------------------------------------------------------------------------------------------
Alcoa, Inc.
  1.640%                                         12/06/2004   #               $ 500,000           $    500,444
Codelco, Inc. 144A (Chile)
  6.375%                                         11/30/2012   [diamond]         365,000                387,061
                                                                                                  ------------
                                                                                                     2,300,783
                                                                                                  ------------
Oil & Gas--0.7%
Burlington Resources Finance Company (Canada)
  7.400%                                         12/01/2031                     210,000                239,495
Canadian National Resources Ltd. (Canada)
  6.450%                                         06/30/2033                     280,000                284,095
ChevronTexaco Capital Corporation
  3.500%                                         09/17/2007                     450,000                449,820
Empresa Nacional de Petroleo ENAP,
  Note, 144A (Chile)
  4.875%                                         03/15/2014   [diamond]         750,000                699,738
Halliburton Co., Senior Note
  5.500%                                         10/15/2010                     165,000                167,148
Marathon Oil Corporation
  5.375%                                         06/01/2007                     511,000                534,100
Phillips Petroleum Company
  8.500%                                         05/25/2005                     510,000                536,306
Total Fina Elf SA (France)
  7.000%                                         10/05/2005                   1,150,000              1,208,931
TransCanada Pipelines Ltd., Note (Canada)
  4.000%                                         06/15/2013                     325,000                297,559
Vastar Resources, Inc.
  6.950%                                         11/08/2006                     500,000                542,189
                                                                                                  ------------
                                                                                                     4,959,381
                                                                                                  ------------
Pharmaceuticals--0.7%
Bristol-Myers Squibb
  4.750%                                         10/01/2006                   2,780,000              2,865,685
Cardinal Health, Inc.
  7.000%                                         10/15/2026                     400,000                438,571
GlaxoSmithKline Capital, Inc., Guaranteed Note
  5.375%                                         04/15/2034                     115,000                104,994
Schering-Plough Corporation, Senior Note
  6.500%                                         12/01/2033                     730,000                728,136
Wyeth, Senior Note
  6.500%                                         02/01/2034                     750,000                709,144
                                                                                                  ------------
                                                                                                     4,846,530
                                                                                                  ------------
Real Estate--0.1%
Health Care Property Investors, Inc. REIT
  6.000%                                         03/01/2015                     450,000                452,714
                                                                                                  ------------
Restaurants--0.0%
McDonald's Corporation
  4.125%                                         06/01/2013                     275,000                255,154
                                                                                                  ------------
Retailers--0.3%
Federated Department Stores, Inc., Senior Note
  6.900%                                         04/01/2029                     575,000                598,325
Safeway, Inc.
  7.250%                                         09/15/2004                   1,000,000              1,009,309
Wal-Mart Stores, Inc., Note
  7.550%                                         02/15/2030                     350,000                421,273
Wal-Mart Stores, Inc., Note
  4.125%                                         02/15/2011                     400,000                386,618
                                                                                                  ------------
                                                                                                     2,415,525
                                                                                                  ------------

--------------------------------------------------------------------------------------------------------------
 Coupon                                           Maturity
  Rate                                              Date                           Face                  Value
--------------------------------------------------------------------------------------------------------------
Special Purpose Entity--0.1%
ERAC USA Finance Company 144A
  6.950%                                         01/15/2006   [diamond]       $ 710,000           $    751,599
                                                                                                  ------------
Telecommunications--0.9%
AT&T Wireless Services, Inc.
  7.350%                                         03/01/2006                   1,670,000              1,782,753
Sing Telecommunications 144A
  7.375%                                         12/01/2031   [diamond]         350,000                389,694
Telefonica Europe NV (Netherlands)
  7.750%                                         09/15/2010                     500,000                572,592
Verizon Global Funding Corporation
  7.375%                                         09/01/2012                     350,000                394,281
Verizon Global Funding Corporation
  6.750%                                         12/01/2005                   1,420,000              1,497,123
Verizon Global Funding Corporation, Note
  6.125%                                         06/15/2007                   1,500,000              1,599,645
                                                                                                  ------------
                                                                                                     6,236,088
                                                                                                  ------------
Telephone Systems--0.7%
BellSouth Corp., Note
  6.550%                                         06/15/2034                     425,000                425,032
British Telecommunications PLC, Note
  (United Kingdom)
  8.375%                                         12/15/2010                     650,000                760,046
British Telecommunications PLC, Note
  (United Kingdom)
  7.875%                                         12/15/2005                     720,000                770,062
SBC Communications, Inc., Note, 144A
  4.206%                                         06/05/2021   [diamond]       1,800,000              1,828,291
Verizon Pennsylvania, Inc., Note, Class A
  5.650%                                         11/15/2011                     250,000                254,008
Vodafone Group PLC, Note (United Kingdom)
  7.750%                                         02/15/2010                     500,000                573,960
                                                                                                  ------------
                                                                                                     4,611,399
                                                                                                  ------------
Transportation--0.0%
Fedex Corporation
  7.650%                                         01/15/2022                      88,633                102,133
                                                                                                  ------------
Utilities--0.2%
Hydro-Quebec (Canada)
  7.500%                                         04/01/2016                     500,000                594,575
Pedernales Electric Cooperative, Inc. 144A
  6.202%                                         11/15/2032   [diamond]         275,000                275,956
United Utilities PLC (United Kingdom)
  6.250%                                         08/15/2005                     500,000                518,581
                                                                                                  ------------
                                                                                                     1,389,112
                                                                                                  ------------
TOTAL CORPORATE OBLIGATIONS
 (Cost $145,803,257)                                                                               146,715,584
                                                                                                  ------------

--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--39.5%
--------------------------------------------------------------------------------------------------------------
U.S. Government Agencies--0.3%
Private Export Funding Corporation
  7.200%                                         01/15/2010                   1,040,000              1,181,338
  5.870%                                         07/31/2008                     500,000                536,472
  3.400%                                         02/15/2008                     575,000                568,493
                                                                                                  ------------
                                                                                                     2,286,303
                                                                                                  ------------
U.S. Government Agencies--Mortgage
Backed--26.2%
Federal Home Loan Bank
  5.750%                                         08/15/2011-
                                                 05/15/2012                   1,120,000              1,183,567
  2.625%                                         02/16/2007                     800,000                786,050

76            See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

--------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
--------------------------------------------------------------------
 Coupon          Maturity
  Rate             Date                   Face                 Value
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--
(Continued)
-----------
Federal Home Loan Mortgage Corporation
     7.500%      10/25/2043         $  639,838          $    689,390
     6.625%      09/15/2009          2,250,000             2,489,087
     6.500%      03/01/2022-
                 06/01/2022          1,258,646             1,319,440
     6.085%      09/25/2029            623,983               651,923
     6.000%      10/15/2032          2,228,630             2,306,164
     5.674%      01/01/2033            945,891               957,083
     5.500%      08/15/2030            795,035               806,663
     4.000%      10/15/2023            460,000               457,041
     3.750%      01/15/2011          4,200,000             4,252,256
     3.500%      11/15/2016-
                 05/15/2017          8,000,000             8,032,582
     3.000%      04/27/2007-
                 12/15/2021          4,000,000             3,972,280
     2.875%      09/15/2005          2,000,000             2,011,444
     1.500%      05/15/2029   #        419,401               420,484
Federal Home Loan Mortgage Corporation TBA
     6.000%      07/01/2019          2,000,000             2,083,750
Federal National Mortgage Association
     7.015%      12/01/2010            969,622             1,081,679
     6.865%      08/01/2009            965,296             1,060,366
     6.568%      04/01/2008          1,000,000             1,070,089
     6.500%      05/01/2008-
                 06/01/2029          2,204,296             2,323,276
     6.270%      02/01/2011            289,950               313,530
     6.250%      02/01/2011            289,907               313,185
     6.113%      05/01/2011            387,085               415,166
     6.070%      03/01/2012            440,269               471,918
     6.061%      05/01/2012            225,816               241,639
     6.048%      03/01/2012            244,344               261,411
     6.009%      11/01/2011            128,856               137,543
     6.000%      05/15/2008-
                 09/01/2023         20,391,712            21,363,273
     5.975%      02/01/2012            492,857               526,704
     5.921%      10/01/2011             97,187               103,106
     5.897%      04/01/2012            978,314             1,035,905
     5.880%      01/01/2012            585,111               622,104
     5.863%      01/01/2012             73,073                77,130
     5.793%      11/01/2011            286,353               301,737
     5.775%      11/01/2011          1,045,451             1,105,391
     5.655%      11/01/2011            262,305               275,586
     5.607%      12/01/2011            970,818             1,012,460
     5.500%      03/01/2016-
                 11/01/2033         17,817,956            18,165,068
     5.125%      01/02/2014            575,000               560,607
     5.000%      02/01/2018-
                 06/01/2034         49,939,638            49,691,873
     4.975%      12/01/2013            994,007               989,251
     4.885%      09/01/2031            126,161               130,115
     4.750%      01/02/2007          4,480,000             4,616,447
     4.667%      04/01/2013            442,806               435,513
     4.625%      10/15/2013          2,000,000             1,929,414
     4.393%      09/01/2013            964,616               928,137
     4.374%      08/01/2013            989,131               948,690
     4.359%      10/01/2033          4,434,076             4,448,368
     4.337%      04/01/2033          3,125,961             3,133,749
     4.325%      12/01/2033          1,405,193             1,404,780
     3.750%      05/17/2007          4,000,000             4,000,268
     3.500%      04/25/2017          1,180,207             1,188,023
     2.250%      05/15/2006          1,750,000             1,728,895
     1.550%      06/25/2044   #++      700,000               699,563
     1.220%      03/25/2034   #      2,135,833             2,124,333
--------------------------------------------------------------------
 Coupon          Maturity
  Rate             Date                   Face                 Value
--------------------------------------------------------------------
Federal National Mortgage Association ARM
     4.600%      12/01/2033         $2,942,106          $  2,981,083
     4.342%      03/01/2033          1,058,196             1,069,528
     4.294%      09/01/2033          2,975,551             2,992,897
Federal National Mortgage Association TBA
     5.500%      07/01/2034          1,000,000               995,312
     5.000%      08/01/2018          1,500,000             1,496,718
Government National Mortgage Association
     8.000%      06/15/2026-
                 03/15/2032          1,122,520             1,231,735
     7.500%      07/15/2025-
                 09/15/2031          1,296,902             1,400,638
     7.000%      01/15/2028-
                 01/15/2032          2,293,572             2,440,717
     6.500%      03/15/2028-
                 03/15/2031          1,081,378             1,132,790
     6.000%      01/15/2028-
                 05/15/2033            643,159               661,220
     5.750%      07/20/2025             30,873                31,299
     5.000%      06/15/2033-
                 07/15/2033          3,605,598             3,504,504
     4.500%      09/16/2028            450,000               440,128
     4.000%      09/16/2025            460,000               457,529
     3.500%      09/20/2030            374,148               374,206
                                                        ------------
                                                         184,865,800
                                                        ------------
U.S. Government Agency--
Discount Notes--13.0%
Federal Farm Credit Bank
     1.350%      10/08/2004            500,000               498,144
Federal Home Loan Bank
     1.180%      08/25/2004          2,400,000             2,395,673
     1.170%      07/16/2004          1,100,000             1,099,464
     1.090%      08/27/2004          2,000,000             1,996,549
Federal Home Loan Mortgage Corporation
     1.560%      10/20/2004          1,600,000             1,592,304
     1.475%      09/30/2004          2,500,000             2,490,679
     1.440%      09/14/2004            600,000               598,200
     1.435%      09/21/2004            900,000               897,058
     1.385%      11/04/2004            800,000               796,123
     1.215%      08/31/2004            200,000               199,588
     1.210%      08/31/2004          2,400,000             2,395,079
     1.180%      08/24/2004          6,600,000             6,588,318
     1.150%      08/17/2004            700,000               698,949
     1.125%      08/10/2004          2,000,000             1,997,500
     1.120%      08/10/2004-
                 09/13/2004          9,200,000             9,180,618
     1.055%      08/03/2004-
                 08/16/2004            700,000               699,171
     1.025%      07/06/2004            200,000               199,971
Federal National Mortgage Association
     1.530%      10/18/2004          2,400,000             2,388,882
     1.440%      09/22/2004          2,800,000             2,790,704
     1.360%      08/20/2004            700,000               698,676
     1.355%      10/15/2004            650,000               647,408
     1.340%      10/15/2004            500,000               498,027
     1.230%      09/01/2004          2,400,000             2,394,916
     1.225%      09/01/2004          4,200,000             4,191,139
     1.220%      09/01/2004          2,400,000             2,394,957
     1.215%      09/01/2004          4,200,000             4,191,212
     1.185%      08/25/2004            400,000               399,276
     1.180%      08/25/2004          3,300,000             3,294,051
     1.178%      08/25/2004          2,400,000             2,395,683
     1.150%      08/18/2004          2,100,000             2,096,780
     1.105%      09/01/2004          2,400,000             2,395,433
     1.065%      08/04/2004            900,000               899,095
     1.060%      07/21/2004          6,400,000             6,396,232
     1.055%      08/04/2004          1,700,000             1,698,306

                See accompanying notes to financial statements.              77

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
-------------------------------------------------------------------------------------------------
 Coupon                                Maturity
  Rate                                   Date                          Face                 Value
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--
(Continued)
-------------------------------------------------------------------------------------------------
    1.045%                             07/14/2004-
                                       07/21/2004                $2,900,000          $  2,898,601
    1.040%                             07/07/2004-
                                       07/14/2004                10,600,000            10,597,191
    1.025%                             07/07/2004                 4,000,000             3,999,316
    1.015%                             07/14/2004                   100,000                99,963
                                                                                     ------------
                                                                                       91,689,236
                                                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
 (Cost $279,882,265)                                                                  278,841,339
                                                                                     ------------

-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--20.8%
-------------------------------------------------------------------------------------------------
U.S. Treasury Bills--3.2%
U.S. Treasury Bill
    1.391%                             09/16/2004   *               550,000               548,364
    1.315%                             09/16/2004   *               315,000               314,114
    1.225%                             09/09/2004                 4,800,000             4,788,567
    1.146%                             09/02/2004   *               400,000               399,198
    1.135%                             09/02/2004   *               300,000               299,404
    1.050%                             07/08/2004                 1,000,000               999,796
    1.005%                             07/08/2004                11,000,000            10,997,850
    0.989%                             07/08/2004                 1,500,000             1,499,712
    0.980%                             07/08/2004                 2,500,000             2,499,524
                                                                                     ------------
                                                                                       22,346,529
                                                                                     ------------
U.S. Treasury Bonds--0.8%
U.S. Treasury Bond
    7.250%                             05/15/2016   +             4,575,000             5,532,355
                                                                                     ------------
U.S. Treasury Notes--16.8%
U.S. Treasury Inflation Index Note
    3.875%                             01/15/2009                 6,991,942             7,797,113
    3.625%                             01/15/2008                 1,978,069             2,162,356
    3.500%                             01/15/2011                 1,593,089             1,769,326
U.S. Treasury Note
    6.125%                             08/15/2007                 2,000,000             2,170,392
    4.625%                             05/15/2006                 2,500,000             2,589,357
    3.875%                             02/15/2013                   150,000               143,443
    2.625%                             11/15/2006                16,550,000            16,440,108
    2.250%                             02/15/2007                17,000,000            16,673,957
    2.000%                             05/15/2006                10,600,000            10,477,856
    1.875%                             11/30/2005                21,000,000            20,861,379
    1.625%                             04/30/2005                14,900,000            14,862,765
    1.500%                             03/31/2006                 1,200,000             1,178,579
    1.125%                             06/30/2005                21,970,000            21,775,192
                                                                                     ------------
                                                                                      118,901,823
                                                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $147,810,352)                                                                  146,780,707
                                                                                     ------------

-------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--0.2%
-------------------------------------------------------------------------------------------------
Financial Services--0.2%
Alameda Corridor Transportation Authority
  (California)
    5.900%                             10/01/2010                   575,000               609,011
Delaware River Port Authorities PA & NJ
    7.630%                             01/01/2021                   180,000               216,166

-------------------------------------------------------------------------------------------------
       Coupon                           Maturity
        Rate                             Date                          Face                 Value
-------------------------------------------------------------------------------------------------
Wisconsin State General Revenue,
  Series A (Wisconsin)
    4.800%                             05/01/2013                $  530,000          $    514,386
                                                                                     ------------
TOTAL MUNICIPAL OBLIGATIONS
 (Cost $1,315,338)                                                                      1,339,563
                                                                                     ------------

-------------------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--0.2%
-------------------------------------------------------------------------------------------------
Government Issued--0.2%
Korea Highway Corp., 144A (South Korea)
    4.875%                             04/07/2014   [diamond]       290,000               270,473
Ontario Province (Canada)
    5.500%                             10/01/2008                   500,000               528,646
Republic of Chile (Chile)
    7.125%                             01/11/2012                   700,000               776,860
                                                                                     ------------
TOTAL SOVEREIGN DEBT OBLIGATIONS
 (Cost $1,591,512)                                                                      1,575,979
                                                                                     ------------

-------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--7.8%
-------------------------------------------------------------------------------------------------
Automotive--0.5%
BMW Vehicle Owner Trust,
  Ser. 2002-A, Class A4
    4.460%                             05/25/2007                 1,000,000             1,017,572
Chase Manhattan Auto Owner Trust,
  Ser. 2001-B, Class A4
    3.800%                             05/15/2008                   822,952               832,085
Honda Auto Receivables Owner Trust,
  Series 2003-5, Class A4
    2.960%                             04/20/2009                 1,000,000               987,147
Honda Auto Receivables Owners Trust,
  Ser. 2001-2, Class A4
    5.090%                             10/18/2006                   342,749               343,596
                                                                                    -------------
                                                                                        3,180,400
                                                                                     ------------
Banking--3.2%
Argent Securities, Inc.,
  Series 2003-W3, Class AF
    1.260%                             10/25/2020   #               671,654               672,102
Capital One Auto Finance Trust,
  Ser. 2001-A, Class A4
    5.400%                             05/15/2008                 1,211,731             1,239,482
Capital One Auto Finance Trust,
  Series 2003-B, Class A4
    3.180%                             09/15/2010                   500,000               492,360
Capital One Master Trust,
  Series 2003-6A, Class A
    2.950%                             08/17/2009                   640,000               636,004
Capital One Multi-Asset Execution Trust,
  Ser. 2003-A4, Class A4
    3.650%                             07/15/2011                   540,000               528,985
Diversified REIT Trust,
  Series 1999-1, Class A1, 144A
    6.780%                             03/18/2011   [diamond]       731,250               778,177
First Union--Chase Commercial Mortgage,
  Ser. 1999-C2, Class A-2
    6.645%                             06/15/2031                 1,375,000             1,491,577
First Union/Lehman Brothers/Bank of America,
  Ser. 1998-C2, Class A2
    6.560%                             11/18/2035                 1,375,000             1,484,585
General Electric Capital Assurance Company 144A,
  Ser. 2003-1, Class A5
    5.743%                             05/12/2035                   145,000               141,217
Gracechurch Card Funding PLC,
  Series 2003-5, Class A2
    2.700%                             08/15/2008   ++            1,230,000             1,206,649

78                See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
------------------------------------------------------------------------------------------------------------------
  Coupon                                             Maturity
   Rate                                                Date                             Face                 Value
------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--(Continued)
------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
  Ser. 2003-C2, Class A4
  4.915%                                             11/05/2013                   $1,125,000          $  1,096,490
GSR Mortgage Loan Trust,
  Series 2004-7, Class 1A1
  3.492%                                             06/01/2034   #++              1,200,000             1,177,875
HFC Home Equity Loan Asset Backed Certificates,
  Series 2003-1, Class A
  1.630%                                             10/20/2032                      619,662               620,695
Hyundai Auto Receivables Trust,
  Series 2003-A, Class A4
  3.020%                                             10/15/2010                      255,000               251,072
Massachusetts RRB Trust,
  Series 1999-BEC1, Class A5
  7.030%                                             03/15/2012                      350,000               389,998
MBNA Master Credit Card Trust II,
  Ser. 2003-11A, Class A
  3.650%                                             03/15/2011                      500,000               491,630
MBNA Master Credit Card Trust,
  Ser. 2002-A1, Class A1
  4.950%                                             06/15/2009                      135,000               140,584
Mellon Residential Funding Corp.,
  Series 2000-TBC2, Class A1
  2.088%                                             06/15/2030   #                  688,154               683,707
Providian Gateway Master Trust,
  Series 2004-AA, Class A, 144A
  1.469%                                             03/15/2011   [diamond]#++       525,000               523,688
Prudential Commercial Mortgage Trust,
  Series 2003-PWR1, Class A2
  4.493%                                             02/11/2036                      400,000               380,818
Quest Trust,
  Series 2004-X2, Class A
  1.291%                                             06/25/2034   ++               1,200,000             1,198,752
Residential Accredit Loans, Inc.,
  Series 2003-QS6, Class A7
  1.500%                                             03/25/2033   #                  976,074               976,641
Residential Asset Securities Corp.,
  Series 2001-KS3, Class AII, (FRN)
  1.530%                                             09/25/2031   #                  468,309               468,850
Residential Asset Securities Corp.,
  Series 2003-KS8, Class AI3
  3.280%                                             08/25/2009                      250,000               247,204
Residential Asset Securities Corp.,
  Series 2004-KS6, Class A2B1
  1.220%                                             04/25/2013   #++              1,200,000             1,200,000
Residential Asset Securities Corporation,
  Series 2003-KS10, Class AI2
  2.710%                                             05/25/2026                      611,000               605,531
Structured Asset Securities Corp.,
  Series 2003-BC1, Class A
  1.600%                                             05/25/2032   #                  492,036               493,688
WFS Financial Owner Trust,
  Ser. 2003-2, Class A4
  2.410%                                             12/20/2010                    1,100,000             1,079,752
WFS Financial Owner Trust,
  Series 2004-1, Class A4
  2.810%                                             08/22/2011                      600,000               586,202
WFS Financial Owner Trust,
  Series 2004-2, Class A4
  3.540%                                             11/21/2011                    1,250,000             1,243,460
                                                                                                      ------------
                                                                                                        22,527,775
                                                                                                      ------------
------------------------------------------------------------------------------------------------------------------
  Coupon                                             Maturity
   Rate                                                Date                            Face                 Value
------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.1%
Peco Energy Transition Trust,
  Ser. 1999-A, Class A
  5.800%                                             03/01/2007                  $  328,481          $    334,948
Peco Energy Transition Trust,
  Ser. 2001-A, Class A1
  6.520%                                             12/31/2010                     500,000               548,434
                                                                                                     ------------
                                                                                                          883,382
                                                                                                     ------------
Financial Services--4.0%
Aames Mortgage Trust,
  Ser. 1999-2, Class AV2
  1.544%                                             10/15/2029   #                  38,861                38,902
Aesop Funding II LLC,
  Ser. 2003-3A, Class A1 144A
  2.750%                                             07/20/2007   [diamond]         600,000               595,756
Amortizing Residential Collateral Trust,
  Ser. 2002-BC4, Class A
  1.390%                                             07/25/2032   #                 899,058               900,029
Asset Securitization Corporation,
  Ser. 1997-D5, Class A1C
  6.750%                                             02/14/2043                     260,000               281,247
Bank of America Mortgage Securities,
  Ser. 2002-K, Class 2A1
  5.668%                                             10/20/2032   #                 371,975               378,315
Bank of America Mortgage Securities,
  Series 2003-10, Class 1A6
  1.750%                                             01/25/2034   #                 901,875               902,238
Bear Stearns ARM Trust,
  Ser. 2002-5, Class 6A
  5.973%                                             06/25/2032   #                 165,747               166,685
Bear Stearns Commercial Mortgage Securities, Inc.,
  Ser. 1999-C1, Class A2
  6.020%                                             02/14/2031                     750,000               800,423
Bear Stearns Commercial Mortgage Securities, Inc.,
  Ser. 2001-TOP4, Class A1
  5.060%                                             11/15/2016                     916,302               942,041
Bear Stearns Commercial Mortgage Securities, Inc.,
  Ser. 2002-PBW1, Class A2
  4.720%                                             11/11/2035                   1,365,000             1,329,554
CDC Mortgage Capital Trust,
  Ser. 2002-HE2, Class A
  1.390%                                             01/25/2033   #                 238,009               238,421
CIT Equipment Collateral,
  Ser. 2001-A, Class A4
  4.840%                                             09/20/2012                     301,615               305,375
Citibank Credit Card Issuance Trust,
  Ser. 2000-B1, Class B1
  7.050%                                             09/17/2007                   1,100,000             1,158,010
Commercial Mortgage Trust,
  Ser. 1999-C1, Class A3
  6.640%                                             09/17/2010                   1,375,000             1,507,223
Countrywide Asset-Backed Certificates,
  Series 2003-5, Class AF3
  3.613%                                             04/25/2030                     220,000               219,403
Countrywide Asset-Backed Certificates,
  Series 2004-6, Class 4A1
  1.210%                                             08/25/2023   #++             1,184,695             1,184,047
Countrywide Home Loan Mortgage
  Pass Through Trust,
  Series 2004-12, Class 14A2
  1.380%                                             08/25/2034   #++             1,200,000             1,200,000
Countrywide Home Loans, Inc.,
  Ser. 1999-9, Class A-1
  6.500%                                             08/25/2029                     552,939               564,861
Countrywide Home Loans, Inc.,
  Ser. 2002-1, Class 5A1
  5.700%                                             03/19/2032   #                 172,355               176,696

                See accompanying notes to financial statements.               79

June 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
---------------------------------------------------------------------------------------------------------
    Coupon                                             Maturity
     Rate                                                 Date                Face                  Value
---------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--(Continued)
---------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc.,
  Ser. 2002-HYB2, Class 6A1
  4.976%                                                09/19/2032   #   $ 240,881           $    242,285
Credit Suisse First Boston Mortgage Securities Corp.,
  Series 2003-8, Class 5A1
  6.500%                                                04/25/2033         564,951                579,285
Credit Suisse First Boston Mortgage
  Securities Corporation,
  Ser. 02-24, Class 3A1
  5.500%                                                09/25/2032          41,210                 41,193
Credit Suisse First Boston Mortgage
  Securities Corporation,
  Ser. 1997-C1, Class A1C
  7.240%                                                06/20/2029         790,417                844,090
Credit Suisse First Boston Mortgage
  Securities Corporation,
  Ser. 2000-C1, Class A2
  7.545%                                                04/14/2062         135,000                152,969
Credit Suisse First Boston Mortgage
  Securities Corporation,
  Ser. 2001-1, Class A
  7.500%                                                02/25/2031          20,224                 20,317
Credit Suisse First Boston Mortgage,
  Ser. 2003-C3 A5
  3.936%                                                05/15/2038       1,475,000              1,345,623
Credit-Based Asset Servicing and
  Securitization Company,
  Ser. 2002-CB1, Class A2A
  1.481%                                                08/25/2029   #     482,783                483,948
Credit-Based Asset Servicing and
  Securitization Company,
  Ser. 2002-CB3, Class A
  1.420%                                                06/25/2032   #     461,849                462,843
Merrill Lynch Mortgage Investors, Inc.,
  Ser. 1997-C2, Class A2
  6.540%                                                12/10/2029         500,000                534,980
MLCC Mortgage Investors, Inc.,
  Ser. 1999-A, Class A
  1.474%                                                03/15/2025   #     375,540                376,827
Morgan Stanley Capital I,
  Series 1998-WF1, Class A2
  6.550%                                                03/15/2030       1,375,000              1,478,430
Morgan Stanley Dean Witter Capital Corporation,
  Ser. 2001-Top 1, Class A3
  6.460%                                                02/15/2033         740,000                791,195
Morgan Stanley Dean Witter Capital Corporation,
  Ser. 2001-Top 3, Class A3
  6.200%                                                07/15/2033         660,000                704,926
Morgan Stanley Dean Witter Capital Corporation,
  Ser. 2002-IQ3, Class A4
  5.080%                                                12/01/2032         750,000                744,729
Morgan Stanley Dean Witter Capital I, Inc.,
  Ser. 2001-HE1, Class A2
  1.430%                                                07/25/2032   #     266,873                267,558
Morgan Stanley Dean Witter Capital I, Inc.,
  Ser. 2001-Top 5, Class A2
  5.900%                                                10/15/2035         750,000                791,346
Navistar Financial Corporation Owner Trust,
  Ser. 2002-A, Class A4
  4.760%                                                04/15/2009         750,000                765,373

---------------------------------------------------------------------------------------------------------
    Coupon                                             Maturity
     Rate                                                 Date                Face                  Value
---------------------------------------------------------------------------------------------------------
Navistar Financial Corporation Owner Trust,
  Series 2003-B, Class A2
  1.690%                                                09/15/2006       $ 926,269           $    925,700
Pemex Finance, Ltd.,
  Series 1999, Class 8NT
  6.550%                                                02/15/2008         617,568                649,110
Residential Funding Mortgage Securities I,
  Ser. 2003-S9, Class A1
  6.500%                                                03/25/2032         346,133                351,746
Structured Asset Mortgage Investments, Inc.,
  Ser. 2002-AR1, Class 6A
  7.286%                                                03/25/2032   #     348,294                357,711
Union Acceptance Corporation,
  Ser. 2001-A, Class A4
  5.610%                                                07/09/2007         263,166                268,568
Washington Mutual,
  Ser. 2000-3, Class A
  2.730%                                                12/25/2040   #     364,061                364,634
Washington Mutual,
  Ser. 2002-AR2, Class A
  3.152%                                                02/27/2034   #   1,714,943              1,716,348
                                                                                             ------------
                                                                                               28,150,960
                                                                                             ------------
TOTAL ASSET BACKED SECURITIES
 (Cost $55,313,777)                                                                            54,742,517
                                                                                             ------------

---------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--0.7%
---------------------------------------------------------------------------------------------------------
Banking--0.7%
Wells Fargo Bank NA CD
  1.090%                                                07/07/2004
 (Cost $4,800,000)                                                       4,800,000              4,800,000
                                                                                             ------------

---------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--4.0%
---------------------------------------------------------------------------------------------------------
Banking--1.7%
CBA (Delaware) Finance, Inc.
  1.300%                                                09/07/2004       3,800,000              3,790,669
CBA (Delaware) Finance, Inc.
  1.150%                                                08/10/2004       2,100,000              2,097,317
Danske Corp.
  1.270%                                                09/20/2004         400,000                398,857
Danske Corp.
  1.260%                                                09/14/2004         800,000                797,900
DNB Nor Bank ASA
  1.280%                                                09/23/2004       2,600,000              2,592,235
HBOS Treasury Services
  1.250%                                                08/25/2004         100,000                 99,809
HBOS Treasury Services
  1.080%                                                07/22/2004         800,000                799,496
HBOS Treasury Services
  1.055%                                                07/19/2004         500,000                499,736
Royal Bank of Scotland
  1.045%                                                07/06/2004         400,000                399,942
Svenska Handelsbanken, Inc.
  1.295%                                                09/24/2004         100,000                 99,694
Svenska Handelsbanken, Inc.
  1.250%                                                09/01/2004         200,000                199,569
Svenska Handelsbanken, Inc.
  1.090%                                                08/05/2004         600,000                599,364
                                                                                             ------------
                                                                                               12,374,588
                                                                                             ------------

80                See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
-------------------------------------------------------------------------------------------------
     Coupon                                    Maturity
      Rate                                        Date                 Face                 Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--(Continued)
-------------------------------------------------------------------------------------------------
Electrical Equipment--1.0%
General Electric Capital Corp.
  1.480%                                       09/15/2004        $5,500,000          $  5,482,816
General Electric Capital Corp.
  1.300%                                       09/08/2004         1,400,000             1,396,512
General Electric Capital Corp.
  1.060%                                       07/12/2004           100,000                99,967
                                                                                     ------------
                                                                                        6,979,295
                                                                                     ------------
Financial Services--1.2%
UBS Finance Delaware LLC
  1.245%                                       09/10/2004         2,600,000             2,593,616
UBS Finance Delaware LLC
  1.195%                                       07/21/2004         1,600,000             1,598,938
UBS Finance Delaware LLC
  1.130%                                       09/07/2004         2,000,000             1,995,731
UBS Finance Delaware LLC
  1.060%                                       07/01/2004         1,100,000             1,100,000
Westpac Trust Securities, Ltd.
  1.215%                                       08/24/2004           900,000               898,360
                                                                                     ------------
                                                                                        8,186,645
                                                                                     ------------
Oil & Gas--0.1%
Shell Finance (UK) PLC
  1.230%                                       08/11/2004           800,000               798,879
                                                                                     ------------
TOTAL COMMERCIAL PAPER
 (Cost $28,339,407)                                                                    28,339,407
                                                                                     ------------

-------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--5.7%
-------------------------------------------------------------------------------------------------
Institutional Money Market Funds--5.5%
AIM Short-Term Investments Trust
  Liquid Assets Portfolio
                                                                 24,602,131            24,602,131
Frank Russell Money
  Market Fund
                                                                 13,924,547            13,924,547
Merrill Lynch Premier Institutional Fund
  1.168%                                       07/01/2004   [dg]     34,669                34,669
Merrimac Cash Fund-Premium Class
  1.112%                                       07/01/2004   [dg]     50,992                50,992
                                                                                     ------------
                                                                                       38,612,339
                                                                                     ------------
Bank & Certificate Deposits/Offshore
Time Deposits--0.1%
Bank of America
  1.500%                                       07/21/2004   [dg]     23,178                23,178
Bank of America
  1.100%                                       07/07/2004   [dg]     54,084                54,084
Bank of America
  1.080%                                       07/19/2004   [dg]     15,453                15,453
Bank of Montreal
  1.200%                                       07/23/2004   [dg]     25,161                25,161
Bank of Nova Scotia
  1.200%                                       07/14/2004   [dg]      7,726                 7,726
Bank of Nova Scotia
  1.040%                                       07/06/2004   [dg]     61,809                61,809
BNP Paribas
  1.080%                                       07/02/2004   [dg]     61,809                61,809
BNP Paribas
  1.080%                                       07/29/2004   [dg]     54,083                54,083

-------------------------------------------------------------------------------------------------
    Coupon                                     Maturity
     Rate                                        Date               Face                Value
-------------------------------------------------------------------------------------------------
Branch Banker & Trust
  1.080%                                       07/14/2004   [dg] $   23,179          $     23,179
Canadian Imperial Bank of Commerce
  1.445%                                       11/04/2004   [dg]     30,904                30,904
Caylon
  1.340%                                       08/24/2004   [dg]     15,452                15,452
Den Danske Bank
  1.080%                                       07/02/2004   [dg]     46,357                46,357
Den Danske Bank
  1.030%                                       07/02/2004   [dg]     77,261                77,261
Fairway Finance
  1.281%                                       07/26/2004   [dg]     30,904                30,904
Fortis Bank
  1.290%                                       09/03/2004   [dg]      7,726                 7,726
Fortis Bank
  1.190%                                       07/14/2004   [dg]     38,630                38,630
Govco, Inc.
  1.252%                                       08/02/2004   [dg]      7,726                 7,726
Greyhawk Funding
  1.121%                                       07/13/2004   [dg]     46,357                46,357
HBOS Halifax Bank of Scotland
  1.300%                                       09/03/2004   [dg]      7,726                 7,726
Jupiter Securitization Corporation
  1.071%                                       07/02/2004   [dg]     15,452                15,452
Prefco
  1.111%                                       07/07/2004   [dg]     38,630                38,630
Royal Bank of Scotland
  1.150%                                       08/10/2004   [dg]     23,178                23,178
Royal Bank of Scotland
  1.050%                                       07/07/2004   [dg]     38,630                38,630
Sheffield Receivables Corporation
  1.241%                                       07/20/2004   [dg]     17,197                17,197
Toronto Dominion Bank
  1.090%                                       08/02/2004   [dg]     38,630                38,630
Wells Fargo
  1.250%                                       07/23/2004   [dg]     54,083                54,083
Wells Fargo
  1.190%                                       07/14/2004   [dg]     38,630                38,630
                                                                                     ------------
                                                                                          899,955
                                                                                     ------------
Floating Rate Instruments/Master Notes--0.1%
Bear Stearns & Company
  1.635%                                       09/08/2004   [dg]     15,453                15,453
Bear Stearns & Company
  1.635%                                       12/15/2004   [dg]     15,452                15,452
Credit Suisse First Boston Corporation
  1.540%                                       07/01/2004   [dg]     77,261                77,261
Goldman Sachs Group, Inc.
  1.540%                                       07/01/2004   [dg]    131,344               131,344
Goldman Sachs Group, Inc.
  1.240%                                       07/02/2004   [dg]     46,356                46,356
Goldman Sachs Group, Inc.
  1.230%                                       07/29/2004   [dg]     30,904                30,904
Merrill Lynch & Company, Inc.
  1.540%                                       07/01/2004   [dg]    129,798               129,798
Morgan Stanley
  1.580%                                       12/10/2004   [dg]     54,083                54,083
Morgan Stanley
  1.580%                                       03/16/2005   [dg]     18,543                18,543
Morgan Stanley
  1.550%                                       09/10/2004   [dg]     38,630                38,630
                                                                                     ------------
                                                                                          557,824
                                                                                     ------------
TOTAL CASH EQUIVALENTS
 (Cost $40,070,118)                                                                    40,070,118
                                                                                     ------------

                See accompanying notes to financial statements.               81

June 30, 2004 (Unaudited)

-----------------------------------------------------------------
Vantagepoint Income
Preservation Fund                          Face             Value
-----------------------------------------------------------------
REPURCHASE AGREEMENTS--0.5%
-----------------------------------------------------------------
IBT Repurchase Agreement
  dated 06/30/2004 due
  07/01/2004, with a
  maturity value of
  $3,930,577 and an
  effective yield of 0.60%
  collateralized by a
  U.S. Government
  Obligation with a rate of
  4.14%, maturity date of
  12/15/2008 and a market
  value of $4,127,037.               $3,930,512     $  3,930,512
                                                    ------------
TOTAL INVESTMENTS^--100.2%
  (Cost $708,856,538)                                707,135,726
                                                    ------------

-----------------------------------------------------------------
WRAPPER AGREEMENTS--(0.6%)
-----------------------------------------------------------------
American
  International Group,
  Inc. (contractual
  effective yield
  of 4.023%)                   +++                    (2,236,051)
Bank of America
  (contractual
  effective yield
  of 4.023%)                   +++                    (2,236,051)
                                                    ------------
TOTAL WRAPPER AGREEMENTS                              (4,472,102)
                                                    ------------
Other assets less liabilities--0.4%                    3,038,513
                                                    ------------
NET ASSETS--100.0%                                  $705,702,137
                                                    ============

Notes to the Schedule of Investments:
ARM       Adjustable Rate Mortgage
FRN       Floating Rate Note
MTN       Medium Term Note
REIT      Real Estate Investment Trust
[diamond] Securities acquired pursuant to Rule 144A, representing 2.52% of Total
          Investments.
#         Rate is subject to change. Rate shown reflects current rate.
++ Security valued at fair value as determined by policies approved by the board of directors.
+         Security has been pledged as collateral for when-issued (TBA)
          securities.
*         Security has been pledged as collateral for futures contracts.
[dg]      Represents collateral received from securities lending transactions.
+++ Wrapper Agreements - Each Wrapper Agreement obligates the wrap provider to maintain the book value of a portion of the Fund's assets up to a specified dollar amount, upon the occurrence of certain specified events.
^         Fund has Securities on loan. See Note 6.

82               See accompanying notes to financial statements.

Schedule of Investments
June 30, 2004 (Unaudited)

-----------------------------------------------------------------
Vantagepoint US Government
Securities Fund
-----------------------------------------------------------------
 Coupon         Maturity
  Rate            Date                 Face                 Value
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--48.3%
-----------------------------------------------------------------
U.S. Government Agencies--Mortgage
Backed--48.3%
Federal Home Loan Bank
  4.500%        11/15/2012-
                09/16/2013       $1,200,000          $  1,162,021
  3.000%        04/15/2009        1,250,000             1,187,999
  2.875%        09/15/2006        2,800,000             2,789,223
  2.750%        03/14/2008        1,500,000             1,448,914
  2.500%        12/15/2005        2,000,000             1,997,364
  1.875%        06/15/2006        4,000,000             3,920,944
Federal Home Loan Mortgage Corporation
  6.625%        09/15/2009          900,000               995,635
  6.000%        06/15/2011-
                10/01/2017        5,971,635             6,374,874
  5.750%        03/15/2009        1,800,000             1,922,033
  5.125%        10/15/2008-
                11/07/2013        2,650,000             2,731,976
  4.750%        12/08/2010          200,000               198,676
  4.500%        01/15/2013-
                01/15/2014        1,500,000             1,443,430
  4.375%        02/04/2010          150,000               148,419
  4.125%        02/24/2011          400,000               384,487
  3.875%        01/12/2009          400,000               393,628
  3.500%        09/15/2007        2,500,000             2,494,762
  3.050%        01/19/2007        3,000,000             2,984,451
  2.875%        12/15/2006        3,400,000             3,368,846
  2.125%        11/15/2005        4,800,000             4,771,373
Federal National Mortgage Association
  7.500%        01/01/2034        1,128,642             1,208,455
  7.125%        03/15/2007-
                06/15/2010        3,400,000             3,824,011
  7.000%        07/15/2005-
                02/01/2013        3,149,963             3,308,815
  6.625%        10/15/2007-
                11/15/2010        2,950,000             3,244,764
  6.500%        03/01/2033-
                09/01/2033        2,551,985             2,661,557
  6.000%        01/18/2012-
                10/01/2017        1,046,809             1,086,788
  5.750%        06/15/2005        1,700,000             1,758,626
  5.500%        02/15/2006-
                07/18/2012        2,850,000             2,958,635
  4.750%        02/21/2013          400,000               386,783
  4.375%        10/15/2006-
                07/17/2013        6,100,000             6,049,026
  4.250%        07/15/2007        2,000,000             2,038,334
  3.875%        11/17/2008          400,000               394,692
  3.500%        10/15/2007          300,000               297,310
  2.750%        08/11/2006        1,400,000             1,388,871
  2.250%        05/15/2006        3,200,000             3,161,408
Federal National Mortgage Association TBA
  5.500%        07/01/2018        1,000,000             1,021,875
  5.000%        07/01/2018        2,500,000             2,503,123
                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
 (Cost $78,914,836)                                    78,012,128
                                                     ------------

-----------------------------------------------------------------
 Coupon         Maturity
  Rate            Date                 Face                 Value
-----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--51.0%
-----------------------------------------------------------------
U.S. Treasury Bonds--4.8%
U.S. Treasury Bond
 12.000%        08/15/2013       $1,000,000          $  1,320,313
  9.375%        02/15/2006        2,700,000             2,995,102
  5.000%        08/15/2011        2,300,000             2,401,793
  2.375%        08/15/2006        1,000,000               991,758
                                                     ------------
                                                        7,708,966
                                                     ------------
U.S. Treasury Notes--46.2%
U.S. Treasury Note
  6.875%        05/15/2006        3,300,000             3,553,430
  6.625%        05/15/2007        1,000,000             1,095,274
  6.500%        08/15/2005-
                10/15/2006        4,500,000             4,770,639
  6.250%        02/15/2007        1,000,000             1,080,938
  6.000%        08/15/2009        4,095,000             4,501,142
  5.875%        11/15/2005        2,400,000             2,514,283
  5.750%        11/15/2005        2,300,000             2,405,568
  5.500%        05/15/2009        1,400,000             1,508,063
  5.000%        02/15/2011        2,800,000             2,931,690
  4.875%        02/15/2012        1,700,000             1,756,314
  4.250%        08/15/2013-
                11/15/2013        2,900,000             2,824,676
  4.000%        11/15/2012-
                02/15/2014        5,700,000             5,487,062
  3.875%        02/15/2013        2,750,000             2,629,798
  3.375%        11/15/2008-
                12/15/2008        6,900,000             6,822,202
  3.250%        08/15/2007-
                01/15/2009        3,500,000             3,453,946
  3.125%        05/15/2007-
                10/15/2008        4,800,000             4,724,002
  3.000%        11/15/2007-
                02/15/2008        7,500,000             7,414,106
  2.625%        11/15/2006        1,000,000               993,360
  2.250%        02/15/2007        1,700,000             1,667,396
  2.000%        08/31/2005-
                05/15/2006        3,100,000             3,084,542
  1.875%        11/30/2005-
                12/31/2005        4,500,000             4,466,781
  1.625%        09/30/2005-
                10/31/2005        5,000,000             4,960,003
                                                     ------------
                                                       74,645,215
                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $84,136,275)                                    82,354,181
                                                     ------------

-----------------------------------------------------------------
CASH EQUIVALENTS--24.9%
-----------------------------------------------------------------
Institutional Money Market Funds--1.4%
Merrill Lynch Premier Institutional Fund
  1.168%        07/01/2004   +      901,169               901,169
Merrimac Cash Fund-Premium Class
  1.112%        07/01/2004   +    1,325,470             1,325,470
                                                     ------------
                                                        2,226,639
                                                     ------------

                See accompanying notes to financial statements.              83

June 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------
Vantagepoint US Government
Securities Fund
------------------------------------------------------------------------------------------------
  Coupon                                        Maturity
   Rate                                           Date               Face                  Value
------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
------------------------------------------------------------------------------------------------
Bank & Certificate Deposits/Offshore Time
Deposits--14.5%
Bank of America
  1.500%                                       07/21/2004   +  $  602,486           $    602,486
Bank of America
  1.100%                                       07/07/2004   +   1,405,802              1,405,802
Bank of America
  1.080%                                       07/19/2004   +     401,658                401,658
Bank of Montreal
  1.200%                                       07/23/2004   +     654,025                654,025
Bank of Nova Scotia
  1.200%                                       07/14/2004   +     200,829                200,829
Bank of Nova Scotia
  1.040%                                       07/06/2004   +   1,606,631              1,606,631
BNP Paribas
  1.080%                                       07/02/2004   +   1,606,631              1,606,631
BNP Paribas
  1.080%                                       07/29/2004   +   1,405,802              1,405,802
Branch Banker & Trust
  1.080%                                       07/14/2004   +     602,486                602,486
Canadian Imperial Bank of Commerce
  1.445%                                       11/04/2004   +     803,315                803,315
Caylon
  1.340%                                       08/24/2004   +     401,657                401,657
Den Danske Bank
  1.080%                                       07/02/2004   +   1,204,973              1,204,973
Den Danske Bank
  1.030%                                       07/02/2004   +   2,008,289              2,008,289
Fairway Finance
  1.281%                                       07/26/2004   +     803,315                803,315
Fortis Bank
  1.290%                                       09/03/2004   +     200,829                200,829
Fortis Bank
  1.190%                                       07/14/2004   +   1,004,145              1,004,145
Govco, Inc.
  1.252%                                       08/02/2004   +     200,829                200,829
Greyhawk Funding
  1.121%                                       07/13/2004   +   1,204,973              1,204,973
HBOS Halifax Bank of Scotland
  1.300%                                       09/03/2004   +     200,829                200,829
Jupiter Securitization Corporation
  1.071%                                       07/02/2004   +     401,657                401,657
Prefco
  1.111%                                       07/07/2004   +   1,004,145              1,004,145
Royal Bank of Scotland
  1.150%                                       08/10/2004   +     602,486                602,486
Royal Bank of Scotland
  1.050%                                       07/07/2004   +   1,004,145              1,004,145
Sheffield Receivables Corporation
  1.241%                                       07/20/2004   +     447,000                447,000
Toronto Dominion Bank
  1.090%                                       08/02/2004   +   1,004,145              1,004,145
Wells Fargo
  1.250%                                       07/23/2004   +   1,405,802              1,405,802
Wells Fargo
  1.190%                                       07/14/2004   +   1,004,145              1,004,145
                                                                                    ------------
                                                                                      23,393,029
                                                                                    ------------

------------------------------------------------------------------------------------------------
     Coupon                                     Maturity
      Rate                                        Date             Face                Value
------------------------------------------------------------------------------------------------
Floating Rate Instruments/Master Notes--9.0%
Bear Stearns & Company
  1.635%                                       09/08/2004   +  $  401,657           $    401,657
Bear Stearns & Company
  1.635%                                       12/15/2004   +     401,657                401,657
Credit Suisse First Boston Corporation
  1.540%                                       07/01/2004   +   2,008,289              2,008,289
Goldman Sachs Group, Inc.
  1.540%                                       07/01/2004   +   3,414,091              3,414,091
Goldman Sachs Group, Inc.
  1.240%                                       07/02/2004   +   1,204,973              1,204,973
Goldman Sachs Group, Inc.
  1.230%                                       07/29/2004   +     803,315                803,315
Merrill Lynch & Company, Inc.
  1.540%                                       07/01/2004   +   3,373,925              3,373,925
Morgan Stanley
  1.580%                                       12/10/2004   +   1,405,802              1,405,802
Morgan Stanley
  1.580%                                       03/16/2005   +     481,989                481,989
Morgan Stanley
  1.550%                                       09/10/2004   +   1,004,145              1,004,145
                                                                                    ------------
                                                                                      14,499,843
                                                                                    ------------
TOTAL CASH EQUIVALENTS
 (Cost $40,119,511)                                                                   40,119,511
                                                                                    ------------

------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.1%
------------------------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 6/30/2004 due
  07/01/2004, with a
  maturity value of
  $3,428,186 and an
  effective yield of 0.60%
  collateralized by a
  U.S. Government
  Obligation with a rate of
  4.63%, maturity date of
  07/25/2021 and a market
  value of $3,599,535.                                          3,428,129              3,428,129
                                                                                    ------------
TOTAL INVESTMENTS^--126.3%
 (Cost $206,598,751)                                                                 203,913,949
Other assets less liabilities--(26.3%)
                                                                                     (42,512,726)
                                                                                    ------------
NET ASSETS--100.0%                                                                  $161,401,223
                                                                                    ============

Notes to the Schedule of Investments:
+ Represents collateral received from securities lending transactions. ^ Fund has Securities on loan. See Note 6.

84               See accompanying notes to financial statements.

Schedule of Investments
June 30, 2004 (Unaudited)

-------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                              Shares                 Value
-------------------------------------------------------------------------
COMMON STOCKS--66.7%
-------------------------------------------------------------------------
Advertising--0.2%
Interpublic Group, Inc.                 *    21,700          $    297,941
Monster Worldwide, Inc.                 *     6,200               159,464
Omnicom Group                                 9,400               713,366
                                                             ------------
                                                                1,170,771
                                                             ------------
Aerospace & Defense--0.9%
Goodrich Corporation                          5,800               187,514
Boeing Company (The)                         40,492             2,068,736
General Dynamics Corporation                  9,500               943,350
Honeywell International, Inc.                41,525             1,521,061
Lockheed Martin Corporation                  21,700             1,130,136
Northrop Grumman
  Corporation                                17,592               944,690
Textron, Inc.                                 6,500               385,775
                                                             ------------
                                                                7,181,262
                                                             ------------
Airlines--0.2%
Delta Airlines, Inc.                    *     6,400                45,568
FedEx Corporation                            14,340             1,171,435
Southwest Airlines Company                   37,712               632,430
                                                             ------------
                                                                1,849,433
                                                             ------------
Apparel Retailers--0.3%
Gap, Inc. (The)                              43,087             1,044,860
Kohl's Corporation                      *    16,300               689,164
Ltd. Brands                                  24,700               461,890
Nordstrom, Inc.                               6,500               276,965
                                                             ------------
                                                                2,472,879
                                                             ------------
Automotive--0.7%
Autonation, Inc.                        *    13,000               222,300
Dana Corporation                              8,324               163,150
Delphi Corporation                           26,635               284,462
Ford Motor Company                           88,146             1,379,485
General Motors Corporation                   27,000             1,257,930
Genuine Parts Company                         8,225               326,368
Goodyear Tire & Rubber
  Company (The)                         *     9,300                84,537
Harley-Davidson, Inc.                        14,500               898,130
ITT Industries, Inc.                          4,400               365,200
Navistar International
  Corporation                           *     3,700               143,412
Paccar, Inc.                                  8,422               488,392
Visteon Corporation                           8,204                95,741
                                                             ------------
                                                                5,709,107
                                                             ------------
Banking--7.7%
American Express Company                     62,100             3,190,698
AmSouth Bancorp                              16,800               427,896
BB&T Corporation                             26,300               972,311
Bank of America Corporation                  98,373             8,324,323
Bank of New York Company,
  Inc. (The)                                 37,200             1,096,656
Bank One Corporation                         53,969             2,752,419
Capital One Financial
  Corporation                                11,100               759,018
Charter One Financial, Inc.                  10,655               470,844
Citigroup, Inc.                             249,248            11,590,032
Comerica, Inc.                                8,350               458,248
Fifth Third Bancorp                          27,768             1,493,363
First Horizon National
  Corporation                                 6,000               272,820
Golden West Financial
  Corporation                                 7,300               776,355

-------------------------------------------------------------------------
                                             Shares                 Value
-------------------------------------------------------------------------
Huntington Bancshares, Inc.                  10,836          $    248,144
JP Morgan Chase & Company                    98,500             3,818,845
KeyCorp                                      20,100               600,789
M&T Bank Corporation                          5,800               506,340
MBNA Corporation                             61,540             1,587,117
Marshall & IIsley Corporation                10,800               422,172
Mellon Financial Corporation                 20,600               604,198
National City Corporation                    29,200             1,022,292
North Fork Bancorp, Inc.                      7,200               273,960
Northern Trust Corporation                   10,500               443,940
PNC Financial Services
  Group, Inc.                                13,300               705,964
Providian Financial
  Corporation                         *      14,000               205,380
Regions Financial Corporation                10,600               387,430
SLM Corporation                              21,700               877,765
SouthTrust Corporation                       15,900               617,079
State Street Corporation                     16,100               789,544
Suntrust Banks, Inc.                         13,900               903,361
Synovus Financial Corporation                14,400               364,608
U.S. Bancorp                                 93,005             2,563,218
Union Planters Corporation                    8,950               266,799
Wachovia Corporation                         63,884             2,842,838
Washington Mutual, Inc.                      43,314             1,673,653
Wells Fargo & Company                        81,660             4,673,402
Zions Bancorp                                 4,300               264,235
                                                             ------------
                                                               59,248,056
                                                             ------------
Beverages, Food & Tobacco--3.6%
Adolph Coors Company
  Class B                                     2,100               151,914
Altria Group, Inc.                           98,100             4,909,905
Anheuser-Busch
  Companies, Inc.                            39,300             2,122,200
Archer-Daniels-Midland
  Company                                    30,924               518,905
Brown-Forman Corporation
  Class B                                     5,800               279,966
Campbell Soup Company                        19,600               526,848
Coca-Cola Company (The)                     118,400             5,976,832
Coca-Cola Enterprises, Inc.                  21,800               631,982
ConAgra Foods, Inc.                          25,800               698,664
General Mills, Inc.                          17,900               850,787
H.J. Heinz Company                           16,850               660,520
Hershey Foods Corporation                    12,400               573,748
Kellogg Company                              19,600               820,260
McCormick & Company, Inc.                     6,500               221,000
Pepsi Bottling Group, Inc.                   12,500               381,750
Pepsico, Inc.                                82,830             4,462,880
RJ Reynolds Tobacco
  Holdings, Inc.                              4,000               270,360
Safeway, Inc.                         *      21,100               534,674
Sara Lee Corporation                         38,000               873,620
Supervalu, Inc.                               6,500               198,965
Sysco Corporation                            31,100             1,115,557
UST, Inc.                                     7,900               284,400
WM Wrigley Jr. Company                       10,800               680,940
                                                             ------------
                                                               27,746,677
                                                             ------------
Building Materials--0.8%
Home Depot, Inc.                            109,800             3,864,960
Louisiana-Pacific Corporation                 6,000               141,900
Lowe's Companies, Inc.                       37,900             1,991,645
Vulcan Materials Company                      4,900               232,995
                                                             ------------
                                                                6,231,500
                                                             ------------

                See accompanying notes to financial statements.              85

June 30, 2004 (Unaudited)

------------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                                   Shares                 Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Chemicals--0.9%
Air Products & Chemicals, Inc.                    10,900          $    571,705
Avery Dennison Corporation                         5,300               339,253
Cooper Tire & Rubber
  Company                                          4,200                96,600
Dow Chemical Company (The)                        44,336             1,804,475
Eastman Chemical Company                           3,375               156,026
EI Du Pont de Nemours &
  Company                                         48,100             2,136,602
Great Lakes Chemical
  Corporation                                      2,900                78,474
Hercules, Inc.                               *     6,100                74,359
International Flavors &
  Fragrances, Inc.                                 4,500               168,300
Monsanto Company                                  12,449               479,287
PPG Industries, Inc.                               8,124               507,669
Praxair, Inc.                                     15,600               622,596
                                                                  ------------
                                                                     7,035,346
                                                                  ------------
Commercial Services--0.8%
Allied Waste Industries, Inc.                *    11,900               156,842
Apollo Group, Inc. Class A                   *     8,500               750,465
Cendant Corporation                               48,700             1,192,176
Cintas Corporation                                 8,200               390,894
Convergys Corporation                        *     6,600               101,640
Equifax, Inc.                                      6,500               160,875
Fluor Corporation                                  4,400               209,748
H&R Block, Inc.                                    8,500               405,280
Moody's Corporation                                7,100               459,086
Paychex, Inc.                                     18,050               611,534
Robert Half International, Inc.                    8,300               247,091
RR Donnelley & Sons
  Company                                         10,300               340,106
Ryder System, Inc.                                 3,300               132,231
Waste Management, Inc.                            28,027               859,028
                                                                  ------------
                                                                     6,016,996
                                                                  ------------
Communications--1.1%
ADC Telecommunications,
  Inc.                                       *    43,000               122,120
Andrew Corporation                           *     8,587               171,826
Avaya, Inc.                                  *    21,468               338,980
Ciena Corporation                            *    26,500                98,580
Comverse Technology, Inc.                    *     9,300               185,442
Corning, Inc.                                *    63,800               833,228
Lucent Technologies, Inc.                    *   201,119               760,230
Motorola, Inc.                                   112,190             2,047,468
Network Appliance, Inc.                      *    16,400               353,092
Qualcomm, Inc.                                    38,600             2,817,028
Scientific-Atlanta, Inc.                           7,300               251,850
Tellabs, Inc.                                *    22,200               194,028
                                                                  ------------
                                                                     8,173,872
                                                                  ------------
Computer Software & Processing--4.2%
Adobe Systems, Inc.                               11,200               520,800
Affiliated Computer
  Services, Inc. Class A                     *     6,500               344,110
Autodesk, Inc.                                     5,200               222,612
Automatic Data
  Processing, Inc.                                28,600             1,197,768
BMC Software, Inc.                           *    10,700               197,950
Citrix Systems, Inc.                         *     7,700               156,772
Computer Associates
  International, Inc.                             27,825               780,769
Computer Sciences
  Corporation                                *     8,900               413,227

------------------------------------------------------------------------------
                                                  Shares                 Value
------------------------------------------------------------------------------
Compuware Corporation                      *      20,200          $    133,320
Deluxe Corporation                                 2,300               100,050
Electronic Arts, Inc.                      *      14,300               780,065
Electronic Data Systems
  Corporation                                     23,000               440,450
First Data Corporation                            43,166             1,921,750
Fiserv, Inc.                               *       9,200               357,788
IMS Health, Inc.                                  11,425               267,802
Intuit, Inc.                               *       9,500               366,510
Mercury Interactive
  Corporation                              *       4,400               219,252
Microsoft Corporation                            522,400            14,919,744
NCR Corporation                            *       4,400               218,196
Novell, Inc.                               *      19,600               164,444
Nvidia Corporation                         *       8,300               170,150
Oracle Corporation                         *     252,220             3,008,985
Parametric Technology
  Corporation                              *      16,400                82,000
Peoplesoft, Inc.                           *      17,900               331,150
Siebel Systems, Inc.                       *      23,600               252,048
Sun Microsystems, Inc.                     *     156,800               680,512
Sungard Data Systems, Inc.                 *      13,700               356,200
Symantec Corporation                       *      14,700               643,566
Unisys Corporation                         *      17,800               247,064
Veritas Software
  Corporation                              *      20,533               568,764
Yahoo!, Inc.                               *      63,400             2,303,322
                                                                  ------------
                                                                    32,367,140
                                                                  ------------
Computers & Information--4.0%
3M Company                                        37,900             3,411,379
Apple Computer, Inc.                       *      17,300               562,942
Cisco Systems, Inc.                        *     325,900             7,723,830
Dell, Inc.                                 *     123,600             4,427,352
EMC Corporation                            *     115,800             1,320,120
Gateway, Inc.                              *      18,200                81,900
Hewlett-Packard Company                          147,196             3,105,836
International Business
  Machines Corporation                            82,600             7,281,190
International Game
  Technology                                      16,600               640,760
Jabil Circuit, Inc.                          *     9,500               239,210
Lexmark International, Inc.                  *     6,500               627,445
Pitney Bowes, Inc.                                11,200               495,600
Solectron Corporation                        *    39,600               256,212
Symbol Technologies, Inc.                         11,100               163,614
                                                                  ------------
                                                                    30,337,390
                                                                  ------------
Containers & Packaging--0.1%
Ball Corporation                                   2,600               187,330
Sealed Air Corporation                     *       3,965               211,216
                                                                  ------------
                                                                       398,546
                                                                  ------------
Cosmetics & Personal Care--1.7%
Alberto Culver Company
  Class B                                          4,800               240,672
Avon Products, Inc.                               22,800             1,051,992
Clorox Company                                    10,100               543,178
Colgate-Palmolive Company                         25,900             1,513,855
Ecolab, Inc.                                      12,300               389,910
Gillette Company (The)                            48,800             2,069,120
Procter & Gamble Company                         126,000             6,859,440
                                                                  ------------
                                                                    12,668,167
                                                                  ------------
Diversified--2.1%
General Electric Company                         508,600            16,478,640
                                                                  ------------

86             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                              Shares                 Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Electric Utilities--1.7%
AES Corporation (The)                   *    29,600          $    293,928
Allegheny Energy, Inc.                  *     6,800               104,788
Ameren Corporation                            7,700               330,792
American Electric Power
  Company, Inc.                              18,960               606,720
CMS Energy Corporation                  *     7,600                69,388
Calpine Corporation                     *    18,100                78,192
Centerpoint Energy, Inc.                     12,426               142,899
Cinergy Corporation                           8,500               323,000
Consolidated Edison, Inc.                    10,800               429,408
Constellation Energy
  Group, Inc.                                 8,100               306,990
DTE Energy Company                            8,000               324,320
Dominion Resources, Inc.                     15,571               982,219
Duke Energy Corporation                      43,624               885,131
Edison International                         15,500               396,335
Entergy Corporation                          11,000               616,110
Exelon Corporation                           31,524             1,049,434
FPL Group, Inc.                               8,800               562,760
FirstEnergy Corporation                      15,773               590,068
KeySpan Corporation                           7,600               278,920
NiSource, Inc.                               12,702               261,915
PG&E Corporation                        *    19,900               556,006
PPL Corporation                               8,500               390,150
Pinnacle West Capital
  Corporation                                 4,100               165,599
Progress Energy, Inc.                        11,700               515,385
Public Service Enterprise
  Group, Inc.                                11,300               452,339
Sempra Energy                                11,269               387,992
Southern Company (The)                       35,200             1,026,080
TXU Corporation                              15,467               626,568
TECO Energy, Inc.                            10,900               130,691
Xcel Energy, Inc.                            18,970               316,989
                                                             ------------
                                                               13,201,116
                                                             ------------
Electrical Equipment--0.2%
Cooper Industries Ltd. Class A                4,800               285,168
Emerson Electric Company                     20,300             1,290,065
Thomas & Betts Corporation                    3,200                87,136
                                                             ------------
                                                                1,662,369
                                                             ------------
Electronics--2.5%
Advanced Micro Devices, Inc.            *    16,500               262,350
Agilent Technologies, Inc.              *    22,769               666,676
Altera Corporation                      *    18,100               402,182
American Power Conversion
  Corporation                                 9,400               184,710
Analog Devices, Inc.                         17,600               828,608
Applied Micro Circuits
  Corporation                           *    15,400                81,928
Broadcom Corporation
  Class A                               *    15,100               706,227
Intel Corporation                           314,500             8,680,200
JDS Uniphase Corporation                *    64,300               243,697
LSI Logic Corporation                   *    19,900               151,638
Linear Technology Corporation                15,000               592,050
Maxim Integrated Products, Inc.              15,800               828,236
Micron Technology, Inc.                 *    29,200               447,052
Molex, Inc.                                   9,075               291,126
National Semiconductor
  Corporation                           *    19,000               417,810
Novellus Systems, Inc.                  *     7,800               245,232
PMC-Sierra, Inc.                        *     9,600               137,760
Power-One, Inc.                         *     3,800                41,724


-------------------------------------------------------------------------
                                             Shares                 Value
-------------------------------------------------------------------------
QLogic Corporation                      *     4,500          $    119,655
Raytheon Company                             20,000               715,400
Rockwell Collins, Inc.                        8,400               279,888
Sanmina-SCI Corporation                 *    24,600               223,860
Teradyne, Inc.                          *     9,800               222,460
Texas Instruments, Inc.                      83,500             2,019,030
Xilinx, Inc.                                 16,400               546,284
                                                             ------------
                                                               19,335,783
                                                             ------------
Entertainment & Leisure--1.1%
Eastman Kodak Company                        13,700               369,626
Harrah's Entertainment, Inc.                  5,250               284,025
Hasbro, Inc.                                  8,475               161,025
Mattel, Inc.                                 20,478               373,723
Time Warner, Inc.                       *   218,310             3,837,890
Walt Disney Company                          98,600             2,513,314
Xerox Corporation                       *    37,900               549,550
                                                             ------------
                                                                8,089,153
                                                             ------------
Financial Services--2.3%
Bear Stearns Companies, Inc.
  (The)                                       5,033               424,332
Charles Schwab Corporation
  (The)                                      65,122               625,822
Countrywide Financial
  Corporation                                13,249               930,742
E*Trade Financial
  Corporation                           *    17,600               196,240
Federal Home Loan Mortgage
  Corporation                                33,900             2,145,870
Federal National Mortgage
  Association                                46,900             3,346,784
Federated Investors, Inc.
  Class B                                     6,100               185,074
Franklin Resources, Inc.                     12,000               600,960
Goldman Sachs Group, Inc.                    23,200             2,184,512
Janus Capital Group, Inc.                    12,300               202,827
Lehman Brothers Holdings, Inc.               13,100               985,775
Merrill Lynch & Company, Inc.                45,600             2,461,488
Morgan Stanley                               52,230             2,756,177
T. Rowe Price Group, Inc.                     6,000               302,400
                                                             ------------
                                                               17,349,003
                                                             ------------
Food Retailers--0.3%
Albertson's, Inc.                            17,542               465,565
Kroger Company                          *    35,700               649,740
Starbucks Corporation                   *    18,800               817,424
Winn-Dixie Stores, Inc.                       8,200                59,040
                                                             ------------
                                                                1,991,769
                                                             ------------
Forest Products & Paper--0.6%
Bemis Company                                 6,000               169,500
Boise Cascade Corporation                     3,200               120,448
Georgia-Pacific Corporation                  12,138               448,863
International Paper Company                  23,102             1,032,659
Kimberly Clark Corporation                   24,320             1,602,202
MeadWestvaco Corporation                      9,514               279,616
Pactiv Corporation                      *     8,300               207,002
Temple-Inland, Inc.                           3,000               207,750
Weyerhaeuser Company                         10,900               688,008
                                                             ------------
                                                                4,756,048
                                                             ------------
Health Care Providers--0.6%
Caremark Rx, Inc.                       *    21,500               708,210
Express Scripts, Inc.                   *     3,700               293,151
HCA, Inc.                                    23,877               993,044

                See accompanying notes to financial statements.              87

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                                     Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Health Management
  Associates, Inc. Class A                          11,400          $    255,588
Manor Care, Inc.                                     5,100               166,668
Tenet Healthcare Corporation                   *    22,150               297,031
UnitedHealth Group, Inc.                            30,300             1,886,175
                                                                    ------------
                                                                       4,599,867
                                                                    ------------
Heavy Construction--0.0%
Centex Corporation                                   6,000               274,500
                                                                    ------------
Heavy Machinery--1.3%
American Standard
  Companies, Inc.                              *    10,500               423,255
Applied Materials, Inc.                        *    80,200             1,573,524
Baker Hughes, Inc.                                  16,080               605,412
Black & Decker Corporation                           4,200               260,946
Caterpillar, Inc.                                   16,700             1,326,648
Cummins, Inc.                                        2,300               143,750
Deere & Company                                     11,500               806,610
Dover Corporation                                    9,700               408,370
Eaton Corporation                                    8,000               517,920
Ingersoll-Rand Company
  Class A                                            8,350               570,388
Pall Corporation                                     6,766               177,202
Parker Hannifin Corporation                          5,625               334,462
Rockwell Automation, Inc.                            8,900               333,839
Stanley Works (The)                                  3,800               173,204
United Technologies
  Corporation                                       24,800             2,268,704
W.W. Grainger, Inc.                                  4,300               247,250
                                                                    ------------
                                                                      10,171,484
                                                                    ------------
Home Construction, Furnishings &
Appliances--0.3%
Johnson Controls, Inc.                               9,000               480,420
KB Home                                              2,200               150,986
Leggett & Platt, Inc.                                9,300               248,403
Masco Corporation                                   22,200               692,196
Maytag Corporation                                   4,400               107,844
Pulte Homes, Inc.                                    6,200               322,586
Whirlpool Corporation                                3,600               246,960
                                                                    ------------
                                                                       2,249,395
                                                                    ------------
Household Products--0.4%
Fortune Brands, Inc.                                 7,000               528,010
Illinois Tool Works, Inc.                           15,200             1,457,528
Newell Rubbermaid, Inc.                             13,060               306,910
Rohm & Haas Company                                 10,675               443,866
Snap-On, Inc.                                        3,250               109,038
                                                                    ------------
                                                                       2,845,352
                                                                    ------------
Industrial--Diversified--0.4%
Tyco International Ltd.                             96,449             3,196,320
                                                                    ------------
Insurance--3.5%
ACE Ltd. (Bermuda)                                  13,400               566,552
Aflac, Inc.                                         24,600             1,003,926
Aetna, Inc.                                          7,337               623,645
Allstate Corporation (The)                          33,938             1,579,814
AMBAC Financial Group, Inc.                          5,450               400,248
American International
  Group, Inc.                                      125,990             8,980,567
Anthem, Inc.                                   *     6,600               591,096
AON Corporation                                     14,925               424,915


--------------------------------------------------------------------------------
                                                    Shares                 Value
--------------------------------------------------------------------------------
Chubb Corporation                                    9,360          $    638,165
Cigna Corporation                                    6,700               461,027
Cincinnati Financial
  Corporation                                        7,980               347,290
Hartford Financial Services
  Group, Inc.                                       13,600               934,864
Humana, Inc.                                 *       7,600               128,440
Jefferson Pilot Corporation                          6,687               339,700
Lincoln National Corporation                         8,500               401,625
Loews Corporation                                    8,900               533,644
MBIA, Inc.                                           6,850               391,272
MGIC Investment Corporation                          4,700               356,542
Marsh & McLennan
  Companies, Inc.                                   25,500             1,157,190
Metlife, Inc.                                       36,600             1,312,110
Principal Financial Group                           15,500               539,090
Progressive Corporation (The)                       10,400               887,120
Prudential Financial, Inc.                          26,000             1,208,220
Safeco Corporation                                   6,600               290,400
St. Paul Travelers Companies                        31,816             1,289,821
Torchmark Corporation                                5,400               290,520
UnumProvident Corporation                           14,318               227,656
WellPoint Health Networks                    *       7,300               817,673
XL Capital Ltd. Class A
  (Bermuda)                                          6,600               498,036
                                                                    ------------
                                                                      27,221,168
                                                                    ------------
Lodging--0.2%
Hilton Hotels Corporation                           18,000               335,880
Marriott International, Inc.
  Class A                                           11,100               553,668
Starwood Hotels & Resorts
  Worldwide, Inc.                                    9,600               430,560
                                                                    ------------
                                                                       1,320,108
                                                                    ------------
Media--Broadcasting & Publishing--1.4%
Clear Channel
  Communications, Inc.                              29,600             1,093,720
Comcast Corporation
  Class A                                    *     108,680             3,046,300
Dow Jones & Company, Inc.                            3,800               171,380
Gannett Company, Inc.                               13,300             1,128,505
Knight-Ridder, Inc.                                  3,800               273,600
McGraw-Hill Companies, Inc.
  (The)                                              9,200               704,444
Meredith Corporation                                 2,900               159,384
New York Times Company
  Class A                                            7,100               317,441
Tribune Company                                     14,967               681,597
Univision Communications,
  Inc. Class A                               *      15,500               494,915
Viacom, Inc. Class B                                84,481             3,017,661
                                                                    ------------
                                                                      11,088,947
                                                                    ------------
Medical Supplies--2.8%
Allergan, Inc.                                       6,600               590,832
Applera Corp.-Applied
  Biosystems Group                                   9,800               213,150
Bausch & Lomb, Inc.                                  2,406               156,558
Baxter International, Inc.                          29,300             1,011,143
Becton, Dickinson & Company                         12,200               631,960
Biomet, Inc.                                        12,225               543,279
Boston Scientific Corporation                *      39,500             1,690,600
C.R. Bard, Inc.                                      5,200               294,580
Guidant Corporation                                 15,300               854,964
Johnson & Johnson                                  143,388             7,986,712
Kla-Tencor Corporation                       *       9,300               459,234
Medtronic, Inc.                                     58,500             2,850,120

88              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                             Shares                 Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Millipore Corporation                  *     2,500          $    140,925
PerkinElmer, Inc.                            6,900               138,276
Quest Diagnostics, Inc.                      5,000               424,750
St. Jude Medical, Inc.                 *     8,300               627,895
Stryker Corporation                         19,200             1,056,000
Tektronix, Inc.                              3,900               132,678
Thermo Electron
  Corporation                          *     7,900               242,846
Waters Corporation                     *     5,700               272,346
Zimmer Holdings, Inc.                  *    11,590             1,022,238
                                                            ------------
                                                              21,341,086
                                                            ------------
Metals--0.6%
Alcoa, Inc.                                 41,660             1,376,030
Allegheny Technologies, Inc.                 4,483                80,918
Crane Company                                3,325               104,372
Danaher Corporation                         14,800               767,380
Engelhard Corporation                        6,637               214,441
Newmont Mining Corporation                  20,768               804,968
Nucor Corporation                            3,700               284,012
Phelps Dodge Corporation               *     4,228               327,712
United States Steel
  Corporation                                5,020               176,302
Worthington Industries, Inc.                 4,975               102,137
                                                            ------------
                                                               4,238,272
                                                            ------------
Mining--0.0%
Freeport-McMoran Copper &
  Gold, Inc. Class B                         8,400               278,460
                                                            ------------
Oil & Gas--4.3%
Amerada Hess Corporation                     4,000               316,760
Anadarko Petroleum
  Corporation                               12,070               707,302
Apache Corporation                          15,492               674,677
Ashland, Inc.                                3,300               174,273
BJ Services Company                    *     7,700               352,968
Burlington Resources, Inc.                  19,004               687,565
ChevronTexaco Corporation                   51,590             4,855,135
ConocoPhillips                              32,809             2,502,999
Devon Energy Corporation                    11,199               739,134
Dynegy, Inc. Class A                   *    20,400                86,904
EOG Resources, Inc.                          5,500               328,405
EL Paso Corporation                         28,777               226,763
Exxon Mobil Corporation                    316,958            14,076,105
Halliburton Company                         21,000               635,460
Kerr-McGee Corporation                       7,171               385,585
Kinder Morgan, Inc.                          5,900               349,811
Marathon Oil Corporation                    14,800               560,032
Nabors Industries Ltd.                 *     7,600               343,672
Nicor, Inc.                                  2,600                88,322
Noble Corporation                      *     6,000               227,340
Occidental Petroleum
  Corporation                               18,490               895,101
Peoples Energy Corporation                   2,000                84,300
Rowan Companies, Inc.                  *     5,400               131,382
Schlumberger Ltd.                           28,200             1,790,982
Sunoco, Inc.                                 3,600               229,032
Transocean, Inc.                       *    15,211               440,206
Unocal Corporation                          12,410               471,580
Valero Energy Corporation                    6,100               449,936
Williams Companies, Inc.                    24,600               292,740
                                                            ------------
                                                              33,104,471
                                                            ------------


------------------------------------------------------------------------
                                            Shares                 Value
------------------------------------------------------------------------
Pharmaceuticals--5.3%
Abbott Laboratories                         75,500          $  3,077,380
AmerisourceBergen
  Corporation                                5,300               316,834
Amgen, Inc.                          *      62,244             3,396,655
Biogen Idec, Inc.                    *      15,730               994,923
Bristol-Myers Squibb
  Company                                   93,600             2,293,200
Cardinal Health, Inc.                       20,850             1,460,543
Chiron Corporation                   *       9,000               401,760
Eli Lilly & Company                         54,200             3,789,122
Forest Laboratories, Inc.            *      17,600               996,688
Genzyme Corporation
                                     *      10,700               506,431
Hospira, Inc.
                                     *       7,550               208,380
King Pharmaceuticals, Inc.           *      11,366               130,141
McKesson Corporation                        13,889               476,809
Medco Health Solutions, Inc.         *      12,895               483,563
MedImmune, Inc.                      *      11,800               276,120
Merck & Company, Inc.                      107,400             5,101,500
Mylan Laboratories                          12,500               253,125
Pfizer, Inc.                               368,692            12,638,762
Schering-Plough Corporation                 70,700             1,306,536
Sigma Aldrich Corporation                    3,300               196,713
Watson Pharmaceuticals, Inc.         *       5,100               137,190
Wyeth                                       64,300             2,325,088
                                                            ------------
                                                              40,767,463
                                                            ------------
Real Estate--0.3%
Apartment Investment &
  Management Company
  REIT Class A                               5,200               161,876
Equity Office Properties Trust
  REIT                                      19,100               519,520
Equity Residential REIT                     13,100               389,463
Plum Creek Timber Company,
  Inc. REIT                                  9,500               309,510
Prologis REIT                                8,500               279,820
Simon Property Group, Inc.
  REIT                                       9,100               467,922
                                                            ------------
                                                               2,128,111
                                                            ------------
Restaurants--0.3%
Darden Restaurants, Inc.                     7,700               158,235
McDonald's Corporation                      61,100             1,588,600
Wendy's International, Inc.                  5,400               188,136
Yum! Brands, Inc.                    *      14,100               524,802
                                                            ------------
                                                               2,459,773
                                                            ------------
Retailers--3.4%
Autozone, Inc.                       *       4,200               336,420
Bed Bath & Beyond, Inc.              *      14,200               545,990
Best Buy Company, Inc.                      15,900               806,766
Big Lots, Inc.                       *       6,400                92,544
CVS Corporation                             18,900               794,178
Circuit City Stores, Inc.                   11,900               154,105
Costco Wholesale Corporation                21,976               902,554
Dillard's, Inc. Class A                      5,100               113,730
Dollar General Corporation                  16,040               313,742
eBay, Inc.                           *      31,500             2,896,425
Family Dollar Stores, Inc.                   8,200               249,444
Federated Department Stores                  8,600               422,260
JC Penney Company, Inc.
  (Holding Company)                         13,200               498,432
May Department Stores
  Company (The)                             13,800               379,362
Office Depot, Inc.                   *      13,600               243,576
RadioShack Corporation                       7,800               223,314
Sears Roebuck & Company                     12,200               460,672

                See accompanying notes to financial statements.              89

June 30, 2004 (Unaudited)

----------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                                 Shares           Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
Sherwin-Williams Company
  (The)                                          6,900    $    286,695
Staples, Inc.                                   23,700         694,647
TJX Companies, Inc.                             24,100         581,774
Target Corporation                              43,900       1,864,433
Tiffany & Company                                7,000         257,950
Toys R US, Inc.                            *    10,800         172,584
Walgreen Company                                49,400       1,788,774
Wal-Mart Stores, Inc.                          206,700      10,905,492
                                                          ------------
                                                            25,985,863
                                                          ------------
Telecommunications--0.0%
Citizens Communications
  Company                                  *    13,400         162,140
                                                          ------------
Telephone Systems--2.3%
Alltel Corporation                              15,000         759,300
AT&T Corporation                                37,967         555,457
AT&T Wireless Services, Inc.               *   130,576       1,869,848
BellSouth Corporation                           89,200       2,338,824
CenturyTel, Inc.                                 7,700         231,308
Nextel Communications,
  Inc. Class A                             *    53,000       1,412,980
Qwest Communications
  International, Inc.                      *    84,329         302,741
SBC Communications, Inc.                       159,852       3,876,411
Sprint Corp.--FON Group                         68,000       1,196,800
Verizon Communications, Inc.                   133,371       4,826,696
                                                          ------------
                                                            17,370,365
                                                          ------------
Textiles, Clothing & Fabrics--0.2%
Jones Apparel Group, Inc.                        6,800         268,464
Liz Claiborne, Inc.                              5,000         179,900
Nike, Inc. Class B                              12,600         954,450
Reebok International Ltd.                        3,200         115,136
VF Corporation                                   5,100         248,370
                                                          ------------
                                                             1,766,320
                                                          ------------
Transportation--1.1%
Brunswick Corporation                            5,100         208,080
Burlington Northern Santa Fe
  Corporation                                   17,756         622,703
CSX Corporation                                 10,200         334,254
Carnival Corporation                            30,300       1,424,100
Norfolk Southern Corporation                    18,700         495,924
Sabre Holdings Corporation                       5,930         164,320
Union Pacific Corporation                       12,300         731,235
United Parcel Service, Inc.
  Class B                                       54,300       4,081,731
                                                          ------------
                                                             8,062,347
                                                          ------------
TOTAL COMMON STOCKS
 (Cost $487,512,524)                                       512,102,835
                                                          ------------

-------------------------------------------------------------
  Coupon          Maturity
   Rate             Date                 Face           Value
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--15.5%
-------------------------------------------------------------
U.S. Treasury Bonds--15.5%
U.S. Treasury Bond
  12.500%        08/15/2014       $ 1,735,000    $  2,424,392
  10.625%        08/15/2015         4,865,000       7,308,145
   8.875%        08/15/2017         6,077,000       8,329,051
   8.750%        05/15/2017-
                 08/15/2020         4,515,000       6,164,345
   8.125%        08/15/2019-
                 08/15/2021        11,630,000      15,317,037
   8.000%        11/15/2021   **   10,015,000      13,129,825
   7.875%        02/15/2021         1,000,000       1,291,172
   7.625%        11/15/2022         2,875,000       3,656,756
   7.250%        05/15/2016   **   10,175,000      12,304,200
   7.250%        08/15/2022         1,680,000       2,059,052
   7.125%        02/15/2023         1,290,000       1,564,177
   6.875%        08/15/2025         7,680,000       9,135,606
   6.750%        08/15/2026         5,030,000       5,913,595
   6.250%        08/15/2023-
                 05/15/2030        11,850,000      13,226,013
   6.125%        11/15/2027         1,680,000       1,841,503
   5.250%        02/15/2029         4,925,000       4,830,351
   5.250%        11/15/2028   **   10,740,000      10,525,629
                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $120,506,656)                              119,020,849
                                                 ------------
-------------------------------------------------------------
                                       Shares           Value
-------------------------------------------------------------
RIGHTS--0.0%
-------------------------------------------------------------
Computers & Information--0.0%
Seagate Technology, Inc.
 (Cost $)                              10,600              --
                                                -------------

-------------------------------------------------------------
  Coupon        Maturity
   Rate           Date                   Face           Value
-------------------------------------------------------------
COMMERCIAL PAPER--4.8%
-------------------------------------------------------------
Banking--3.5%
Amstel Funding Corporation 144A
  1.100%        08/05/2004   ***   $5,000,000       4,994,653
Eiffel Funding LLC 144A
  1.100%        08/02/2004   ***   10,000,000       9,990,223
Fortis Funding LLC 144A
  1.450%        09/14/2004   ***    3,680,000       3,668,883
Triple A One Funding Corporation 144A
  1.070%        07/06/2004   ***    8,035,000       8,033,806
                                                  -----------
                                                   26,687,565
                                                  -----------
Financial Services--1.3%
Govco, Inc. 144A
  1.115%        07/27/2004   ***   10,000,000       9,991,947
                                                  -----------
TOTAL COMMERCIAL PAPER
 (Cost $36,679,512)                                36,679,512
                                                  -----------


90             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund
------------------------------------------------------------------------------------------------
   Coupon                                      Maturity
    Rate                                         Date                 Face                 Value
------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--10.4%
------------------------------------------------------------------------------------------------
Institutional Money Market Funds--0.6%
Merrill Lynch Premier Institutional Fund
  1.168%                                       07/01/2004   +   $1,788,731          $  1,788,731
Merrimac Cash Fund-Premium Class
  1.112%                                       07/01/2004   +    2,630,929             2,630,929
                                                                                    ------------
                                                                                       4,419,660
                                                                                    ------------
Bank & Certificate Deposits/Offshore
Time Deposits--6.1%
Bank of America
  1.500%                                       07/21/2004   +    1,195,877             1,195,877
Bank of America
  1.100%                                       07/07/2004   +    2,790,380             2,790,380
Bank of America
  1.080%                                       07/19/2004   +      797,251               797,251
Bank of Montreal
  1.200%                                       07/23/2004   +    1,298,177             1,298,177
Bank of Nova Scotia
  1.200%                                       07/14/2004   +      398,626               398,626
Bank of Nova Scotia
  1.040%                                       07/06/2004   +    3,189,005             3,189,005
BNP Paribas
  1.080%                                       07/02/2004   +    3,189,005             3,189,005
BNP Paribas
  1.080%                                       07/29/2004   +    2,790,380             2,790,380
Branch Banker & Trust
  1.080%                                       07/14/2004   +    1,195,877             1,195,877
Canadian Imperial Bank of Commerce
  1.445%                                       11/04/2004   +    1,594,503             1,594,503
Caylon
  1.340%                                       08/24/2004   +      797,251               797,251
Den Danske Bank
  1.080%                                       07/02/2004   +    2,391,754             2,391,754
Den Danske Bank
  1.030%                                       07/02/2004   +    3,986,257             3,986,257
Fairway Finance
  1.281%                                       07/26/2004   +    1,594,503             1,594,503
Fortis Bank
  1.290%                                       09/03/2004   +      398,626               398,626
Fortis Bank
  1.190%                                       07/14/2004   +    1,993,128             1,993,128
Govco, Inc.
  1.252%                                       08/02/2004   +      398,626               398,626
Greyhawk Funding
  1.121%                                       07/13/2004   +    2,391,754             2,391,754
HBOS Halifax Bank of Scotland
  1.300%                                       09/03/2004   +      398,626               398,626
Jupiter Securitization Corporation
  1.071%                                       07/02/2004   +      797,251               797,251
Prefco
  1.111%                                       07/07/2004   +    1,993,128             1,993,128
Royal Bank of Scotland
  1.150%                                       08/10/2004   +    1,195,877             1,195,877

------------------------------------------------------------------------------------------------
    Coupon                                    Maturity
     Rate                                       Date                  Face                 Value
------------------------------------------------------------------------------------------------
Royal Bank of Scotland
  1.050%                                       07/07/2004   +   $1,993,128          $  1,993,128
Sheffield Receivables Corporation
  1.241%                                       07/20/2004   +      887,253               887,253
Toronto Dominion Bank
  1.090%                                       08/02/2004   +    1,993,128             1,993,128
Wells Fargo
  1.250%                                       07/23/2004   +    2,790,380             2,790,380
Wells Fargo
  1.190%                                       07/14/2004   +    1,993,128             1,993,128
                                                                                    ------------
                                                                                      46,432,879
                                                                                    ------------
Floating Rate Instruments/Master Notes--3.7%
Bear Stearns & Company
  1.635%                                       09/08/2004   +      797,251               797,251
Bear Stearns & Company
  1.635%                                       12/15/2004   +      797,251               797,251
Credit Suisse First Boston Corporation
  1.540%                                       07/01/2004   +    3,986,257             3,986,257
Goldman Sachs Group, Inc.
  1.540%                                       07/01/2004   +    6,776,636             6,776,636
Goldman Sachs Group, Inc.
  1.240%                                       07/02/2004   +    2,391,754             2,391,754
Goldman Sachs Group, Inc.
  1.230%                                       07/29/2004   +    1,594,503             1,594,503
Merrill Lynch & Company, Inc.
  1.540%                                       07/01/2004   +    6,696,911             6,696,911
Morgan Stanley
  2.000%                                       03/16/2005   +      956,702               956,702
Morgan Stanley
  1.580%                                       12/10/2004   +    2,790,380             2,790,380
Morgan Stanley
  1.550%                                       09/10/2004   +    1,993,128             1,993,128
                                                                                    ------------
                                                                                      28,780,773
                                                                                    ------------
TOTAL CASH EQUIVALENTS
 (Cost $79,633,312)                                                                   79,633,312
                                                                                    ------------
TOTAL INVESTMENTS^--97.4%
 (Cost $724,332,004)                                                                 747,436,508
Other assets less liabilities--2.6%                                                   19,916,413
                                                                                    ------------
NET ASSETS--100.0%                                                                  $767,352,921
                                                                                    ============

Notes to the Schedule of Investments:
REIT Real Estate Investment Trust
*    Non-income producing security.
**   Security has been pledged as collateral for futures contracts.
*** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 4.91% of Total Investments.
+    Represents collateral received from securities lending transactions.
^    Fund has Securities on loan. See Note 6.

                See accompanying notes to financial statements.              91

Schedule of Investments
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Vantagepoint
Equity Income Fund
--------------------------------------------------------------------------------
                                                    Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--88.8%
--------------------------------------------------------------------------------
Aerospace & Defense--1.3%
Honeywell International, Inc.                      265,200        $    9,714,276
Lockheed Martin Corporation                         50,000             2,604,000
                                                                  --------------
                                                                      12,318,276
                                                                  --------------
Airlines--2.1%
FedEx Corporation                                  237,000            19,360,530
                                                                  --------------
Automotive--2.8%
Ford Motor Company                                 200,000             3,130,000
General Motors Corporation                         413,000            19,241,670
Genuine Parts Company                               90,552             3,593,103
                                                                  --------------
                                                                      25,964,773
                                                                  --------------
Banking--7.3%
American Express Company                            50,000             2,569,000
Bank of America Corporation                        171,492            14,511,653
Bank One Corporation                                80,000             4,080,000
Citigroup, Inc.                                    183,069             8,512,708
Huntington Bancshares, Inc.                         60,000             1,374,000
JP Morgan Chase & Company                           50,022             1,939,353
KeyCorp                                            100,000             2,989,000
Mellon Financial Corporation                        58,656             1,720,380
Northern Trust Corporation                          40,000             1,691,200
PNC Financial Services
  Group, Inc.                                       71,400             3,789,912
SLM Corporation                                    115,000             4,651,750
Suntrust Banks, Inc.                                40,000             2,599,600
U.S. Bancorp                                        50,000             1,378,000
Wachovia Corporation                               133,004             5,918,678
Washington Mutual, Inc.                            163,845             6,330,971
Wells Fargo & Company                               73,000             4,177,790
                                                                  --------------
                                                                      68,233,995
                                                                  --------------
Beverages, Food & Tobacco--4.0%
Altria Group, Inc.                                 178,600             8,938,930
Campbell Soup Company                               99,712             2,680,259
ConAgra Foods, Inc.                                217,000             5,876,360
General Mills, Inc.                                 80,022             3,803,446
H.J. Heinz Company                                 137,249             5,380,161
Imperial Tobacco Group PLC
  (United Kingdom)                                 125,900             5,521,974
Kraft Foods, Inc. Class A                           50,000             1,584,000
UST, Inc.                                           56,537             2,035,332
Unilever NV (Netherlands)                           25,000             1,712,750
                                                                  --------------
                                                                      37,533,212
                                                                  --------------
Building Materials--0.9%
Hanson PLC Sponsored ADR
  (United Kingdom)                                 168,700             5,843,768
Home Depot, Inc.                                    75,000             2,640,000
                                                                  --------------
                                                                       8,483,768
                                                                  --------------
Chemicals--1.2%
Dow Chemical Company (The)                          39,771             1,618,680
EI Du Pont de Nemours &
  Company                                           61,446             2,729,431
Great Lakes Chemical
  Corporation                                       40,500             1,095,930
Hercules, Inc.                               *      48,000               585,120
International Flavors &
  Fragrances, Inc.                                  50,900             1,903,660
Lyondell Chemical Company                          189,200             3,290,188
                                                                  --------------
                                                                      11,223,009
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Shares                 Value
--------------------------------------------------------------------------------
Commercial Services--2.4%
Dun & Bradstreet
  Company
                                           *        37,500        $    2,021,625
Waste Management, Inc.                             663,200            20,327,080
                                                                  --------------
                                                                      22,348,705
                                                                  --------------
Communications--0.1%
Lucent Technologies, Inc.
                                           *       200,000               756,000
                                                                  --------------
Computer Software & Processing--0.3%
Microsoft Corporation                              100,000             2,856,000
                                                                  --------------
Computers & Information--0.8%
Hewlett-Packard Company                            120,450             2,541,495
Pitney Bowes, Inc.                                  87,100             3,854,175
Seagate Technology
  (Cayman Islands)                                 100,000             1,443,000
                                                                  --------------
                                                                       7,838,670
                                                                  --------------
Cosmetics & Personal Care--0.7%
Clorox Company                                      50,000             2,689,000
Colgate-Palmolive Company                           40,000             2,338,000
Gillette Company (The)                              30,000             1,272,000
                                                                  --------------
                                                                       6,299,000
                                                                  --------------
Diversified--0.6%
General Electric Company                           185,000             5,994,000
                                                                  --------------
Electric Utilities--3.4%
American Electric Power
  Company, Inc.                                     83,800             2,681,600
Cinergy Corporation                                170,400             6,475,200
Constellation Energy
  Group, Inc.                                       50,000             1,895,000
Duke Energy Corporation                            384,000             7,791,360
Entergy Corporation                                114,700             6,424,347
FirstEnergy Corporation                             50,000             1,870,500
NiSource, Inc.                                     110,000             2,268,200
TXU Corporation                                     50,000             2,025,500
                                                                  --------------
                                                                      31,431,707
                                                                  --------------
Electrical Equipment--1.3%
Cooper Industries Ltd.
  Class A                                           75,000             4,455,750
Emerson Electric Company                           120,000             7,626,000
                                                                  --------------
                                                                      12,081,750
                                                                  --------------
Electronics--0.9%
Raytheon Company                                   100,000             3,577,000
Sony Corporation ADR
  (Japan)                                          100,000             3,805,000
Texas Instruments, Inc.                             60,000             1,450,800
                                                                  --------------
                                                                       8,832,800
                                                                  --------------
Entertainment & Leisure--4.4%
Eastman Kodak Company                               85,741             2,313,292
Hasbro, Inc.                                        95,000             1,805,000
Mattel, Inc.                                       321,200             5,861,900
Time Warner, Inc.
                                           *       215,000             3,779,700
Walt Disney Company                              1,054,000            26,866,460
Xerox Corporation                          *        51,000               739,500
                                                                  --------------
                                                                      41,365,852
                                                                  --------------

92                See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

----------------------------------------------------------------------------------
Vantagepoint
Equity Income Fund
----------------------------------------------------------------------------------
                                                      Shares                 Value
----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------------
Financial Services--0.5%
Federal National Mortgage
  Association                                         40,806        $    2,911,916
Janus Capital Group, Inc.                             90,000             1,484,100
                                                                    --------------
                                                                         4,396,016
                                                                    --------------
Forest Products & Paper--1.6%
International Paper Company                          230,668            10,310,860
Kimberly Clark Corporation                            45,259             2,981,663
MeadWestvaco Corporation                              50,000             1,469,500
                                                                    --------------
                                                                        14,762,023
                                                                    --------------
Health Care Providers--0.7%
HCA, Inc.                                            157,000             6,529,630
                                                                    --------------
Heavy Machinery--1.6%
Baker Hughes, Inc.                                    57,500             2,164,875
Pall Corporation                                     120,000             3,142,800
Stanley Works (The)                                  214,300             9,767,794
                                                                    --------------
                                                                        15,075,469
                                                                    --------------
Household Products--1.1%
Fortune Brands, Inc.                                  37,765             2,848,614
Illinois Tool Works, Inc.                             38,900             3,730,121
Newell Rubbermaid, Inc.                              150,000             3,525,000
                                                                    --------------
                                                                        10,103,735
                                                                    --------------
Industrial--Diversified--0.6%
Tyco International Ltd.                              161,556             5,353,966
                                                                    --------------
Insurance--12.2%
Allstate Corporation (The)                           147,800             6,880,090
American International
  Group, Inc.                                         31,014             2,210,678
Anthem, Inc.                                   *      98,600             8,830,616
AON Corporation                                      766,000            21,808,020
Chubb Corporation                                     33,000             2,249,940
Cigna Corporation                                    123,600             8,504,916
Fairfax Financial Holdings
  Ltd. (Canada)                                      110,000            18,750,600
Hartford Financial Services
  Group, Inc.                                        118,400             8,138,816
Lincoln National Corporation                          49,690             2,347,852
MGIC Investment
  Corporation                                        123,600             9,376,296
Manulife Financial
  Corporation (Canada)                                59,265             2,400,232
Marsh & McLennan
  Companies, Inc.                                     75,000             3,403,500
Safeco Corporation                                    70,000             3,080,000
St. Paul Travelers Companies                         148,006             6,000,163
UnumProvident Corporation                            105,000             1,669,500
XL Capital Ltd. Class A
  (Bermuda)                                          115,000             8,677,900
                                                                    --------------
                                                                       114,329,119
                                                                    --------------
Lodging--2.9%
Hilton Hotels Corporation                          1,319,000            24,612,540
Starwood Hotels & Resorts
  Worldwide, Inc.                                     60,000             2,691,000
                                                                    --------------
                                                                        27,303,540
                                                                    --------------


----------------------------------------------------------------------------------
                                                      Shares                 Value
----------------------------------------------------------------------------------
Media--Broadcasting & Publishing--6.4%
Comcast Corporation
  Class A
                                             *       120,000        $    3,363,600
Comcast Corporation
  Special Class A                            *       524,000            14,467,640
DIRECTV Group, Inc.
  (The)                                      *     1,058,655            18,103,000
Dow Jones & Company, Inc.                             70,000             3,157,000
Knight-Ridder, Inc.                                  188,000            13,536,000
New York Times Company
  Class A                                             90,000             4,023,900
Viacom, Inc. Class B                                  95,000             3,393,400
                                                                    --------------
                                                                        60,044,540
                                                                    --------------
Medical Supplies--1.6%
Baxter International, Inc.                           294,100            10,149,391
Becton, Dickinson &
  Company                                             30,000             1,554,000
Johnson & Johnson                                     60,000             3,342,000
                                                                    --------------
                                                                        15,045,391
                                                                    --------------
Metals--0.8%
Alcoa, Inc.                                           80,000             2,642,400
Hubbell, Inc. Class B                                 30,000             1,401,300
Nucor Corporation                                     40,000             3,070,400
                                                                    --------------
                                                                         7,114,100
                                                                    --------------
Oil & Gas--8.3%
Amerada Hess Corporation                              80,000             6,335,200
BP Amoco PLC ADR
  (United Kingdom)                                   245,254            13,138,257
ChevronTexaco Corporation                            153,850            14,478,823
ConocoPhillips                                       120,400             9,185,316
EnCana Corporation
  (Canada)                                           111,300             4,803,708
Exxon Mobil Corporation                              124,760             5,540,592
Kerr-McGee Corporation                               146,100             7,855,797
Marathon Oil Corporation                              89,600             3,390,464
Occidental Petroleum
  Corporation                                        189,700             9,183,377
Royal Dutch Petroleum
  Company NY Shares
  (Netherlands)                                       60,781             3,140,554
                                                                    --------------
                                                                        77,052,088
                                                                    --------------
Pharmaceuticals--3.5%
Abbott Laboratories                                   70,000             2,853,200
Bristol-Myers Squibb
  Company                                            342,300             8,386,350
Hospira, Inc.                                *         7,000               193,200
MedImmune, Inc.                              *        75,000             1,755,000
Merck & Company, Inc.                                100,000             4,750,000
Schering-Plough Corporation                          398,700             7,367,976
Wyeth                                                191,447             6,922,724
                                                                    --------------
                                                                        32,228,450
                                                                    --------------
Real Estate--0.3%
Simon Property Group, Inc.
  REIT                                                50,000             2,571,000
                                                                    --------------
Restaurants--4.0%
Brinker International, Inc.                  *       178,500             6,090,420
McDonald's Corporation                               170,000             4,420,000
Wendy's International, Inc.                          163,900             5,710,276
Yum! Brands, Inc.                            *       555,000            20,657,100
                                                                    --------------
                                                                        36,877,796
                                                                    --------------

                See accompanying notes to financial statements.              93

June 30, 2004 (Unaudited)

-----------------------------------------------------------------
Vantagepoint
Equity Income Fund                        Shares            Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
Retailers--3.8%
Dollar General Corporation               320,200   $    6,263,112
JC Penney Company, Inc.
  (Holding Company)                       88,500        3,341,760
May Department Stores
  Company (The)                           60,765        1,670,430
Neiman Marcus Group, Inc.                201,500       10,455,835
Neiman-Marcus Group, Inc.
  Class A                                214,200       11,920,230
Toys R US, Inc.                      *   135,000        2,157,300
                                                   --------------
                                                       35,808,667
                                                   --------------
Telecommunications--0.2%
Nokia Corporation ADR
  (Finland)                              140,000        2,035,600
                                                   --------------
Telephone Systems--2.4%
Alltel Corporation                        40,000        2,024,800
AT&T Corporation                         100,000        1,463,000
Qwest Communications
  International, Inc.                *   630,000        2,261,700
SBC Communications, Inc.                 238,200        5,776,350
Sprint Corp.-FON Group                   120,000        2,112,000
Verizon Communications, Inc.             230,441        8,339,660
                                                   --------------
                                                       21,977,510
                                                   --------------
Transportation--1.8%
Burlington Northern Santa Fe
  Corporation                            224,900        7,887,243
Carnival Corporation                      74,000        3,478,000
Norfolk Southern
  Corporation                             84,540        2,242,001
Union Pacific Corporation                 55,997        3,329,022
                                                   --------------
                                                       16,936,266
                                                   --------------
TOTAL COMMON STOCKS
 (Cost $675,811,168)                                  828,466,953
                                                   --------------

---------------------------------------------------------------------
   Coupon                   Maturity
    Rate                      Date                 Face         Value
---------------------------------------------------------------------
COMMERCIAL PAPER--1.5%
---------------------------------------------------------------------
Banking--0.5%
Ciesco LLC 144A
  1.250%                   08/03/2004   **   $3,400,000     3,396,104
Ciesco LLC 144A
  1.070%                   07/06/2004   **    1,000,000       999,851
                                                         ------------
                                                            4,395,955
                                                         ------------
Education--0.1%
Yale University
  1.100%                   07/06/2004         1,000,000       999,848
                                                         ------------
Financial Services--0.9%
CDC Commercial Paper, Inc. 144A
  1.050%                   07/13/2004   **    4,500,000     4,498,425
Citigroup Global Markets
  1.280%                   07/06/2004         1,000,000       999,822
Park Avenue Receivables Corporation 144A
  1.240%                   07/22/2004   **    2,600,000     2,598,120
                                                         ------------
                                                            8,096,367
                                                         ------------
TOTAL COMMERCIAL PAPER
 (Cost $13,492,170)                                        13,492,170
                                                         ------------

-------------------------------------------------------------
    Coupon       Maturity
     Rate          Date                Face             Value
-------------------------------------------------------------
CASH EQUIVALENTS--12.5%
-------------------------------------------------------------
Institutional Money Market Funds--0.7%
Merrill Lynch Premier Institutional Fund
  1.168%        07/01/2004   +   $2,625,322    $    2,625,322
Merrimac Cash Fund-Premium Class
  1.112%        07/01/2004   +    3,861,418         3,861,418
                                               --------------
                                                    6,486,740
                                               --------------
Bank & Certificate Deposits/
Offshore Time Deposits--7.3%
Bank of America
  1.500%        07/21/2004   +    1,755,190         1,755,190
Bank of America
  1.100%        07/07/2004   +    4,095,443         4,095,443
Bank of America
  1.080%        07/19/2004   +    1,170,127         1,170,127
Bank of Montreal
  1.200%        07/23/2004   +    1,905,337         1,905,337
Bank of Nova Scotia
  1.200%        07/14/2004   +      585,063           585,063
Bank of Nova Scotia
  1.040%        07/06/2004   +    4,680,507         4,680,507
BNP Paribas
  1.080%        07/02/2004   +    4,680,507         4,680,507
BNP Paribas
  1.080%        07/29/2004   +    4,095,443         4,095,443
Branch Banker & Trust
  1.080%        07/14/2004   +    1,755,190         1,755,190
Canadian Imperial Bank of Commerce
  1.445%        11/04/2004   +    2,340,253         2,340,253
Caylon
  1.340%        08/24/2004   +    1,170,127         1,170,127
Den Danske Bank
  1.080%        07/02/2004   +    3,510,380         3,510,380
Den Danske Bank
  1.030%        07/02/2004   +    5,850,633         5,850,633
Fairway Finance
  1.281%        07/26/2004   +    2,340,253         2,340,253
Fortis Bank
  1.290%        09/03/2004   +      585,063           585,063
Fortis Bank
  1.190%        07/14/2004   +    2,925,317         2,925,317
Govco, Inc.
  1.252%        08/02/2004   +      585,063           585,063
Greyhawk Funding
  1.121%        07/13/2004   +    3,510,380         3,510,380
HBOS Halifax Bank of Scotland
  1.300%        09/03/2004   +      585,063           585,063
Jupiter Securitization Corporation
  1.071%        07/02/2004   +    1,170,127         1,170,127
Prefco
  1.111%        07/07/2004   +    2,925,317         2,925,317
Royal Bank of Scotland
  1.150%        08/10/2004   +    1,755,190         1,755,190
Royal Bank of Scotland
  1.050%        07/07/2004   +    2,925,317         2,925,317
Sheffield Receivables Corporation
  1.241%        07/20/2004   +    1,302,219         1,302,219
Toronto Dominion Bank
  1.090%        08/02/2004   +    2,925,317         2,925,317
Wells Fargo
  1.250%        07/23/2004   +    4,095,443         4,095,443
Wells Fargo
  1.190%        07/14/2004   +    2,925,317         2,925,317
                                               --------------
                                                   68,149,586
                                               --------------


94           See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------------------
Vantagepoint
Equity Income Fund
--------------------------------------------------------------------------------------------
  Coupon                                        Maturity
   Rate                                           Date                Face             Value
--------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
--------------------------------------------------------------------------------------------
Floating Rate Instruments/Master Notes--4.5%
Bear Stearns & Company
  1.635%                                       09/08/2004   +   $1,170,127    $   1,170,127
Bear Stearns & Company
  1.635%                                       12/15/2004   +    1,170,127        1,170,127
Credit Suisse First Boston
  Corporation
  1.540%                                       07/01/2004   +    5,850,633        5,850,633
Goldman Sachs Group, Inc.
  1.540%                                       07/01/2004   +    9,946,077        9,946,077
Goldman Sachs Group, Inc.
  1.240%                                       07/02/2004   +    3,510,380        3,510,380
Goldman Sachs Group, Inc.
  1.230%                                       07/29/2004   +    2,340,253        2,340,253
Merrill Lynch & Company, Inc.
  1.540%                                       07/01/2004   +    9,829,064        9,829,064
Morgan Stanley
  1.580%                                       12/10/2004   +    4,095,443        4,095,443
Morgan Stanley
  1.580%                                       03/16/2005   +    1,404,152        1,404,152
Morgan Stanley
  1.550%                                       09/10/2004   +    2,925,317        2,925,317
                                                                              --------------
                                                                                 42,241,573
                                                                              --------------
TOTAL CASH EQUIVALENTS
 (Cost $116,877,899)                                                            116,877,899
                                                                              --------------

--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--9.8%
--------------------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 06/30/2004 due
  07/01/2004, with a
  maturity value of
  $91,868,313 and an
  effective yield of 0.60%
  collateralized by U.S.
  Government Obligations
  with rates ranging from
  1.85% to 5.12%, maturity
  dates ranging from
  12/25/2028 to 01/25/2034
  and an aggregate market
  value of $96,460,332.                                           91,866,783     91,866,783
                                                                              --------------
TOTAL INVESTMENTS^--112.6%
 (Cost $898,048,020)                                                          1,050,703,805
Other assets less liabilities--(12.6%)                                         (117,212,271)
                                                                              --------------
NET ASSETS--100.0%                                                            $ 933,491,534
                                                                              ==============

Notes to the Schedule of Investments:
ADR   American Depositary Receipt
REIT  Real Estate Investment Trust
*     Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.09% of Total Investments.
+     Represents collateral received from securities lending transactions.
^     Fund has Securities on loan. See Note 6.


                See accompanying notes to financial statements.              95

Schedule of Investments
June 30, 2004 (Unaudited)

------------------------------------------------------------------------------
Vantagepoint Growth &
Income Fund                                       Shares                 Value
------------------------------------------------------------------------------
COMMON STOCKS--96.1%
------------------------------------------------------------------------------
Advertising--0.3%
Monster Worldwide, Inc.                      *    35,900          $    923,348
Omnicom Group                                     19,100             1,449,499
                                                                  ------------
                                                                     2,372,847
                                                                  ------------
Aerospace & Defense--0.6%
General Dynamics Corporation                      24,900             2,472,570
Lockheed Martin Corporation                       12,000               624,960
Northrop Grumman
  Corporation                                     30,000             1,611,000
                                                                  ------------
                                                                     4,708,530
                                                                  ------------
Airlines--0.6%
Southwest Airlines Company                       276,900             4,643,613
                                                                  ------------
Apparel Retailers--0.1%
Kohl's Corporation                           *    12,200               515,816
                                                                  ------------
Automotive--1.1%
Autonation, Inc.                             *    40,100               685,710
General Motors Corporation                        84,500             3,936,855
Harley-Davidson, Inc.                             53,000             3,282,820
Navistar International
  Corporation                                *    22,800               883,728
                                                                  ------------
                                                                     8,789,113
                                                                  ------------
Banking--12.6%
American Express Company                          55,000             2,825,900
AmeriCredit Corporation                      *    51,300             1,001,889
Bank of America Corporation                      159,700            13,513,814
Bank of New York Company,
  Inc. (The)                                      30,000               884,400
Bank One Corporation                             221,900            11,316,900
Citigroup, Inc.                                  508,612            23,650,458
Golden West Financial
  Corporation                                     10,500             1,116,675
IndyMac Bancorp, Inc.                             34,500             1,090,200
JP Morgan Chase & Company                         35,900             1,391,843
Mellon Financial Corporation                      91,000             2,669,030
National City Corporation                        175,700             6,151,257
Northern Trust Corporation                        22,000               930,160
PNC Financial Services
  Group, Inc.                                     50,800             2,696,464
SLM Corporation                                  206,400             8,348,880
State Street Corporation                         103,000             5,051,120
Suntrust Banks, Inc.                              42,200             2,742,578
U.S. Bancorp                                      59,000             1,626,040
Washington Mutual, Inc.                          189,700             7,330,008
Wells Fargo & Company                            183,300            10,490,259
                                                                  ------------
                                                                   104,827,875
                                                                  ------------
Beverages, Food & Tobacco--3.6%
Altria Group, Inc.                                92,303             4,619,765
Anheuser-Busch
  Companies, Inc.                                 54,184             2,925,936
Campbell Soup Company                             63,000             1,693,440
Coca-Cola Company (The)                           55,000             2,776,400
Coca-Cola Enterprises, Inc.                       91,400             2,649,686
H.J. Heinz Company                                16,700               654,640
Kellogg Company                                   83,300             3,486,105
Kraft Foods, Inc. Class A                         40,500             1,283,040
Pepsi Bottling Group, Inc.                        20,000               610,800
Pepsico, Inc.                                    134,900             7,268,412


                                                  Shares                 Value
------------------------------------------------------------------------------
Sysco Corporation                                 14,500          $    520,115
Unilever NV (Netherlands)                         29,000             1,986,790
                                                                  ------------
                                                                    30,475,129
                                                                  ------------
Building Materials--0.9%
Home Depot, Inc.                                 110,000             3,872,000
Lowe's Companies, Inc.                            76,100             3,999,055
                                                                  ------------
                                                                     7,871,055
                                                                  ------------
Chemicals--1.1%
Air Products & Chemicals, Inc.                    28,400             1,489,580
EI Du Pont de Nemours &
  Company                                        173,100             7,689,102
                                                                  ------------
                                                                     9,178,682
                                                                  ------------
Commercial Services--1.0%
Apollo Group, Inc. Class A                 *      25,000             2,207,250
Fluor Corporation                                 58,800             2,802,996
Paychex, Inc.                                     30,000             1,016,400
Robert Half International, Inc.                   19,800               589,446
Siemens AG Sponsored ADR
  (Germany)                                       10,500               761,460
Waste Management, Inc.                            40,000             1,226,000
                                                                  ------------
                                                                     8,603,552
                                                                  ------------
Communications--0.9%
Polycom, Inc.                              *      25,300               566,973
Qualcomm, Inc.                                    91,300             6,663,074
                                                                  ------------
                                                                     7,230,047
                                                                  ------------
Computer Software & Processing--4.6%
Adobe Systems, Inc.                               50,000             2,325,000
Affiliated Computer
  Services, Inc. Class A                   *      57,600             3,049,344
Automatic Data
  Processing, Inc.                                44,800             1,876,224
Cadence Design
  Systems, Inc.                            *      64,400               942,172
Checkfree Corporation                      *      46,700             1,401,000
First Data Corporation                            88,000             3,917,760
Fiserv, Inc.                               *      30,000             1,166,700
Intuit, Inc.                               *      50,000             1,929,000
Microsoft Corporation                            476,300            13,603,128
Peoplesoft, Inc.                           *      94,600             1,750,100
SAP AG ADR (Germany)                              31,900             1,333,739
Sun Microsystems, Inc.                     *     305,200             1,324,568
Symantec Corporation                       *      32,000             1,400,960
VeriSign, Inc.                             *      63,700             1,267,630
Veritas Software
  Corporation                              *      30,000               831,000
                                                                  ------------
                                                                    38,118,325
                                                                  ------------
Computers & Information--3.7%
3M Company                                        17,000             1,530,170
Apple Computer, Inc.                       *      23,000               748,420
Cisco Systems, Inc.                        *     378,250             8,964,525
Dell, Inc.                                 *     140,000             5,014,800
Hewlett-Packard Company                          109,773             2,316,210
International Business
  Machines Corporation                            60,700             5,350,705
International Game
  Technology                                      75,000             2,895,000
Jabil Circuit, Inc.                        *      42,000             1,057,560
Lexmark International, Inc.                *      20,000             1,930,600
Seagate Technology
  (Cayman Islands)                                33,000               476,190

96               See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------
Vantagepoint Growth &
Income Fund                                  Shares                 Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Thomson Corporation
  (Canada)                                   16,700          $    558,782
                                                             ------------
                                                               30,842,962
                                                             ------------
Cosmetics & Personal Care--0.9%
Avon Products, Inc.                          15,000               692,100
Colgate-Palmolive Company                    22,000             1,285,900
Estee Lauder Companies, Inc.
  (The) Class A                              13,400               653,652
Gillette Company (The)                       25,000             1,060,000
Procter & Gamble Company                     77,800             4,235,432
                                                             ------------
                                                                7,927,084
                                                             ------------
Diversified--1.4%
General Electric Company                    349,900            11,336,760
                                                             ------------
Electric Utilities--2.6%
AES Corporation (The)                   *   216,000             2,144,880
American Electric Power
  Company, Inc.                              21,200               678,400
Dominion Resources, Inc.                     43,450             2,740,826
Duke Energy Corporation                      92,400             1,874,796
Exelon Corporation                          135,000             4,494,150
NiSource, Inc.                               22,500               463,950
PPL Corporation                              35,200             1,615,680
Pinnacle West Capital
  Corporation                                19,000               767,410
Progress Energy, Inc.                        54,400             2,396,320
SCANA Corporation                            43,000             1,563,910
TXU Corporation                              81,100             3,285,361
                                                             ------------
                                                               22,025,683
                                                             ------------
Electrical Equipment--0.6%
Emerson Electric Company                     74,500             4,734,475
                                                             ------------
Electronics--4.4%
Agilent Technologies, Inc.              *    85,414             2,500,922
Altera Corporation                      *    49,500             1,099,890
Analog Devices, Inc.                         55,000             2,589,400
Applied Micro Circuits
  Corporation                           *    85,400               454,328
Avnet, Inc.                             *    37,300               846,710
Intel Corporation                           361,500             9,977,400
Linear Technology Corporation                18,100               714,407
Maxim Integrated
  Products, Inc.                             82,000             4,298,440
Micron Technology, Inc.                 *    37,000               566,470
Novellus Systems, Inc.                  *    15,400               484,176
PMC-Sierra, Inc.                        *    47,800               685,930
Raytheon Company                              5,700               203,889
Teradyne, Inc.                          *   344,600             7,822,420
Texas Instruments, Inc.                      65,000             1,571,700
Xilinx, Inc.                                 78,200             2,604,842
                                                             ------------
                                                               36,420,924
                                                             ------------
Entertainment & Leisure--1.5%
Mattel, Inc.                                 32,600               594,950
Time Warner, Inc.                       *   576,900            10,141,902
Walt Disney Company                          83,900             2,138,611
                                                             ------------
                                                               12,875,463
                                                             ------------


-------------------------------------------------------------------------
                                             Shares                 Value
-------------------------------------------------------------------------
Financial Services--5.0%
Berkshire Hathaway, Inc.
  Class A                             *          38          $  3,380,100
Charles Schwab Corporation
  (The)                                      40,000               384,400
Federal Home Loan Mortgage
  Corporation                               104,100             6,589,530
Federal National Mortgage
  Association                               143,100            10,211,616
Franklin Resources, Inc.                     37,000             1,852,960
Goldman Sachs Group, Inc.                    84,300             7,937,688
Legg Mason, Inc.                             21,000             1,911,210
Merrill Lynch & Company, Inc.                40,000             2,159,200
Morgan Stanley                              131,000             6,912,870
                                                             ------------
                                                               41,339,574
                                                             ------------
Forest Products & Paper--1.2%
Boise Cascade Corporation                    25,400               956,056
International Paper Company                  21,900               978,930
Kimberly Clark Corporation                   60,800             4,005,504
Weyerhaeuser Company                         63,100             3,982,872
                                                             ------------
                                                                9,923,362
                                                             ------------
Health Care Providers--1.5%
HCA, Inc.                                    11,000               457,490
Health Management
  Associates, Inc. Class A                   22,200               497,724
Lincare Holdings, Inc.                *      76,700             2,520,362
Pacificare Health Systems             *      16,000               618,560
Tenet Healthcare
  Corporation                         *      81,300             1,090,233
Triad Hospitals, Inc.                 *      21,500               800,445
UnitedHealth Group, Inc.                    110,000             6,847,500
                                                             ------------
                                                               12,832,314
                                                             ------------
Heavy Machinery--4.2%
American Standard
  Companies, Inc.                     *      89,700             3,615,807
Applied Materials, Inc.
                                      *     586,200            11,501,244
Baker Hughes, Inc.                          109,600             4,126,440
Caterpillar, Inc.                           106,500             8,460,360
Ingersoll-Rand Company
  Class A                                    23,100             1,577,961
Rockwell Automation, Inc.                    69,700             2,614,447
United Technologies
  Corporation                                32,000             2,927,360
                                                             ------------
                                                               34,823,619
                                                             ------------
Household Products--0.8%
Illinois Tool Works, Inc.                    67,800             6,501,342
                                                             ------------
Industrial--Diversified--1.4%
Tyco International Ltd.                     362,300            12,006,622
                                                             ------------
Insurance--5.3%
ACE Ltd. (Bermuda)                           97,700             4,130,756
American International
  Group, Inc.                                94,900             6,764,472
Anthem, Inc.                          *      49,600             4,442,176
Assurant, Inc.                                3,700                97,606
Chubb Corporation                            64,500             4,397,610
Everest Re Group Ltd.
  (Bermuda)                                   5,800               466,088
Hartford Financial Services
  Group, Inc.                                44,500             3,058,930

                See accompanying notes to financial statements.              97

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Vantagepoint Growth &
Income Fund                                         Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Marsh & McLennan
  Companies, Inc.                                   92,300          $  4,188,574
PMI Group, Inc. (The)                               35,300             1,536,256
Principal Financial Group                           77,200             2,685,016
St. Paul Travelers Companies                       155,840             6,317,754
WellPoint Health Networks                      *    41,900             4,693,219
XL Capital Ltd. Class A
  (Bermuda)                                         24,300             1,833,678
                                                                    ------------
                                                                      44,612,135
                                                                    ------------
Lodging--0.1%
Starwood Hotels & Resorts
  Worldwide, Inc.                                   13,800               618,930
                                                                    ------------
Media--Broadcasting & Publishing--3.4%
Cablevision Systems
  Corporation Class A                          *    80,581             1,583,417
Clear Channel
  Communications, Inc.                              86,000             3,177,700
Comcast Corporation Class A                    *    20,700               580,221
Comcast Corporation
  Special Class A                              *   270,500             7,468,505
COX Communications, Inc.
  Class A                                      *    53,600             1,489,544
DIRECTV Group, Inc. (The)                      *    64,091             1,095,956
Entercom Communications
  Corporation                                  *     2,300                85,790
EW Scripps Company Class A                          17,000             1,785,000
Gannett Company, Inc.                               32,900             2,791,565
InterActiveCorp                                *   116,600             3,514,324
Knight-Ridder, Inc.                                  7,300               525,600
Radio One, Inc.                                *       500                 8,005
Viacom, Inc. Class B                               128,900             4,604,308
                                                                    ------------
                                                                      28,709,935
                                                                    ------------
Medical Supplies--4.3%
Allergan, Inc.                                      81,400             7,286,928
Applera Corp.-Applied
  Biosystems Group                                 109,500             2,381,625
Baxter International, Inc.                         122,000             4,210,220
Beckman Coulter, Inc.                               57,300             3,495,300
Becton, Dickinson & Company                         21,500             1,113,700
C.R. Bard, Inc.                                     47,000             2,662,550
Credence Systems
  Corporation                                  *    20,900               288,420
Guidant Corporation                                 30,977             1,730,995
Johnson & Johnson                                   75,000             4,177,500
Kla-Tencor Corporation                         *    69,400             3,426,972
Medtronic, Inc.                                     75,400             3,673,488
St. Jude Medical, Inc.                         *    10,000               756,500
Stryker Corporation                                 14,000               770,000
                                                                    ------------
                                                                      35,974,198
                                                                    ------------
Metals--1.8%
Alcoa, Inc.                                        254,500             8,406,135
Danaher Corporation                                110,000             5,703,500
Newmont Mining Corporation                          17,000               658,920
                                                                    ------------
                                                                      14,768,555
                                                                    ------------
Oil & Gas--8.1%
BJ Services Company                            *    45,700             2,094,888
ChevronTexaco Corporation                           29,600             2,785,656
ConocoPhillips                                     123,600             9,429,444
Equitable Resources, Inc.                           16,000               827,360


--------------------------------------------------------------------------------
                                                    Shares                 Value
--------------------------------------------------------------------------------
Exxon Mobil Corporation                            443,500          $ 19,695,835
Kinder Morgan
  Management LLC                             *      47,551             1,748,450
Kinder Morgan, Inc.                                     26                 1,542
National Fuel Gas Company                            1,700                42,500
Royal Dutch Petroleum
  Company NY Shares
  (Netherlands)                                     76,700             3,963,089
Schlumberger Ltd.                                  122,100             7,754,571
Shell Transport & Trading
  Company ADR (United
  Kingdom)                                         241,100            10,777,170
Smith International, Inc.                    *      30,000             1,672,800
Transocean, Inc.                             *      32,300               934,762
Unocal Corporation                                  81,800             3,108,400
Weatherford
  International Ltd.                         *      45,300             2,037,594
Williams Companies, Inc.                            50,900               605,710
                                                                    ------------
                                                                      67,479,771
                                                                    ------------
Pharmaceuticals--8.2%
Abbott Laboratories                                 46,000             1,874,960
Amgen, Inc.                                  *     113,400             6,188,238
AstraZeneca Group PLC ADR
  (United Kingdom)                                 258,000            11,775,120
Biogen Idec, Inc.                            *      14,000               885,500
Cardinal Health, Inc.                               22,000             1,541,100
Eli Lilly & Company                                100,200             7,004,982
Forest Laboratories, Inc.                    *     195,000            11,042,850
Genentech, Inc.                              *      22,600             1,270,120
Hospira, Inc.                                *       4,600               126,960
ImClone Systems, Inc.                        *      10,100               866,479
MedImmune, Inc.                              *      16,000               374,400
Millennium
  Pharmaceuticals, Inc.                      *      23,600               325,680
Pfizer, Inc.                                       528,586            18,119,928
Teva Pharmaceutical Industries
  Ltd. ADR (Israel)                                  8,700               585,423
Wyeth                                              175,100             6,331,616
                                                                    ------------
                                                                      68,313,356
                                                                    ------------
Restaurants--0.4%
McDonald's Corporation                             132,300             3,439,800
                                                                    ------------
Retailers--3.4%
Amazon.Com, Inc.                             *      19,200             1,044,480
Best Buy Company, Inc.                              34,000             1,725,160
CVS Corporation                                    125,100             5,256,702
Costco Wholesale Corporation                        55,000             2,258,850
Dollar General Corporation                         132,500             2,591,700
eBay, Inc.                                   *      57,000             5,241,150
Family Dollar Stores, Inc.                          28,000               851,760
RadioShack Corporation                              29,500               844,585
Target Corporation                                  85,000             3,609,950
Walgreen Company                                    20,000               724,200
Wal-Mart Stores, Inc.                               64,000             3,376,640
Williams-Sonoma, Inc.
                                             *      38,500             1,268,960
                                                                    ------------
                                                                      28,794,137
                                                                    ------------
Telecommunications--0.6%
Nokia Corporation ADR
  (Finland)                                         70,000             1,017,800
Vodafone Group PLC ADR
  (United Kingdom)                                 170,000             3,757,000
                                                                    ------------
                                                                       4,774,800
                                                                    ------------

98              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

----------------------------------------------------------------------
Vantagepoint Growth &
Income Fund                                     Shares           Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
Telephone Systems--2.1%
AT&T Corporation                                45,240    $    661,861
BellSouth Corporation                          126,200       3,308,964
Nextel Communications,
  Inc. Class A                             *    65,000       1,732,900
SBC Communications, Inc.                       110,900       2,689,325
Sprint Corp.-FON Group                         437,200       7,694,720
Verizon Communications, Inc.                    34,700       1,255,793
                                                          ------------
                                                            17,343,563
                                                          ------------
Textiles, Clothing & Fabrics--0.3%
Nike, Inc. Class B                              38,200       2,893,650
                                                          ------------
Transportation--1.5%
CSX Corporation                                126,400       4,142,128
Canadian Pacific Railway Ltd.
  (Canada)                                       5,800         142,854
Carnival Corporation                            90,000       4,230,000
Sabre Holdings Corporation                      34,500         955,995
Union Pacific Corporation                        8,000         475,600
United Parcel Service, Inc.
  Class B                                       37,000       2,781,290
                                                          ------------
                                                            12,727,867
                                                          ------------
TOTAL COMMON STOCKS
 (Cost $686,810,036)                                       801,375,465
                                                          ------------

----------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--0.1%
----------------------------------------------------------------------
Metals & Mining--0.1%
Phelps Dodge Corporation
 (Cost $309,596)                                 3,300         546,562
                                                          ------------

---------------------------------------------------------------------------------------
   Coupon                                   Maturity
    Rate                                      Date                 Face           Value
---------------------------------------------------------------------------------------
COMMERCIAL PAPER--1.6%
---------------------------------------------------------------------------------------
Banking--0.1%
Old Line Funding Corporation 144A
  1.080%                                   07/08/2004   **   $1,000,000         999,790
                                                                           ------------
Financial Services--1.1%
CDC Commercial Paper, Inc. 144A
  1.050%                                   07/13/2004   **    2,000,000       1,999,300
Delaware Funding Corporation 144A
  1.090%                                   07/09/2004   **    7,000,000       6,998,304
                                                                           ------------
                                                                              8,997,604
                                                                           ------------
Insurance--0.4%
New York Life Capital Corporation
  1.080%                                   07/06/2004         3,600,000       3,599,460
                                                                           ------------
TOTAL COMMERCIAL PAPER
 (Cost $13,596,854)                                                          13,596,854
                                                                           ------------

---------------------------------------------------------------------------------------
CASH EQUIVALENTS--10.6%
---------------------------------------------------------------------------------------
Institutional Money Market Funds--0.6%
Merrill Lynch Premier Institutional Fund
  1.168%                                   07/01/2004   +     1,987,048       1,987,048
Merrimac Cash Fund-Premium Class
  1.112%                                   07/01/2004   +     2,922,622       2,922,622
                                                                           ------------
                                                                              4,909,670
                                                                           ------------

-----------------------------------------------------------
   Coupon        Maturity
    Rate           Date                Face           Value
-----------------------------------------------------------
Bank & Certificate Deposits/Offshore Time
Deposits--6.2%
Bank of America
  1.500%        07/21/2004   +   $1,328,464    $  1,328,464
Bank of America
  1.100%        07/07/2004   +    3,099,750       3,099,750
Bank of America
  1.080%        07/19/2004   +      885,643         885,643
Bank of Montreal
  1.200%        07/23/2004   +    1,442,107       1,442,107
Bank of Nova Scotia
  1.200%        07/14/2004   +      442,822         442,822
Bank of Nova Scotia
  1.040%        07/06/2004   +    3,542,572       3,542,572
BNP Paribas
  1.080%        07/02/2004   +    3,542,572       3,542,572
BNP Paribas
  1.080%        07/29/2004   +    3,099,750       3,099,750
Branch Banker & Trust
  1.080%        07/14/2004   +    1,328,464       1,328,464
Canadian Imperial Bank of Commerce
  1.445%        11/04/2004   +    1,771,286       1,771,286
Caylon
  1.340%        08/24/2004   +      885,643         885,643
Den Danske Bank
  1.080%        07/02/2004   +    2,656,929       2,656,929
Den Danske Bank
  1.030%        07/02/2004   +    4,428,215       4,428,215
Fairway Finance
  1.281%        07/26/2004   +    1,771,286       1,771,286
Fortis Bank
  1.290%        09/03/2004   +      442,822         442,822
Fortis Bank
  1.190%        07/14/2004   +    2,214,107       2,214,107
Govco, Inc.
  1.252%        08/02/2004   +      442,822         442,822
Greyhawk Funding
  1.121%        07/13/2004   +    2,656,929       2,656,929
HBOS Halifax Bank of Scotland
  1.300%        09/03/2004   +      442,822         442,822
Jupiter Securitization Corporation
  1.071%        07/02/2004   +      885,643         885,643
Prefco
  1.111%        07/07/2004   +    2,214,107       2,214,107
Royal Bank of Scotland
  1.150%        08/10/2004   +    1,328,464       1,328,464
Royal Bank of Scotland
  1.050%        07/07/2004   +    2,214,107       2,214,107
Sheffield Receivables Corporation
  1.241%        07/20/2004   +      985,621         985,621
Toronto Dominion Bank
  1.090%        08/02/2004   +    2,214,108       2,214,108
Wells Fargo
  1.250%        07/23/2004   +    3,099,750       3,099,750
Wells Fargo
  1.190%        07/14/2004   +    2,214,107       2,214,107
                                               ------------
                                                 51,580,912
                                               ------------
Floating Rate Instruments/Master Notes--3.8%
Bear Stearns & Company
  1.635%        09/08/2004   +      885,643         885,643
Bear Stearns & Company
  1.635%        12/15/2004   +      885,643         885,643
Credit Suisse First Boston Corporation
  1.540%        07/01/2004   +    4,428,215       4,428,215


                See accompanying notes to financial statements.              99

June 30, 2004 (Unaudited)

------------------------------------------------------------------------------------
Vantagepoint Growth &
Income Fund
------------------------------------------------------------------------------------
          Coupon                         Maturity
           Rate                            Date                 Face           Value
------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
  1.540%                                 07/01/2004   +   $7,527,965    $  7,527,965
Goldman Sachs Group, Inc.
  1.240%                                 07/02/2004   +    2,656,929       2,656,929
Goldman Sachs Group, Inc.
  1.230%                                 07/29/2004   +    1,771,286       1,771,286
Merrill Lynch & Company, Inc.
  1.540%                                 07/01/2004   +    7,439,401       7,439,401
Morgan Stanley
  1.580%                                 12/10/2004   +    3,099,750       3,099,750
Morgan Stanley
  1.580%                                 03/16/2005   +    1,062,772       1,062,772
Morgan Stanley
  1.550%                                 09/10/2004   +    2,214,108       2,214,108
                                                                        ------------
                                                                          31,971,712
                                                                        ------------
TOTAL CASH EQUIVALENTS
 (Cost $88,462,294)                                                       88,462,294
                                                                        ------------

------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.8%
------------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 06/30/2004 due
  07/01/2004, with a
  maturity value of
  $15,521,286 and an
  effective yield of 0.60%
  collateralized by U.S.
  Government Obligations
  with rates ranging from
  1.69% to 6.10%, maturity
  dates ranging from
  07/25/2028 to 12/15/2031
  and an aggregate market
  value of $16,298,082.                                   15,521,028      15,521,028
                                                                        ------------
TOTAL INVESTMENTS^--110.2%
  (Cost $804,699,808)                                                    919,502,203
Other assets less liabilities--(10.2%)                                   (85,298,186)
                                                                        ------------
NET ASSETS--100.0%                                                      $834,204,017
                                                                        ============

Notes to the Schedule of Investments:
ADR  American Depositary Receipt
*    Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.09% of Total Investments.
+    Represents collateral received from securities lending transactions.
^    Fund has Securities on loan. See Note 6.

100              See accompanying notes to financial statements.

Schedule of Investments
June 30, 2004 (Unaudited)

-----------------------------------------------------------------------------
Vantagepoint
Growth Fund                                    Shares                   Value
-----------------------------------------------------------------------------
COMMON STOCKS--98.5%
-----------------------------------------------------------------------------
Advertising--0.2%
DoubleClick, Inc.                       *     538,871          $    4,187,028
Interpublic Group, Inc.                 *     144,000               1,977,120
                                                               --------------
                                                                    6,164,148
                                                               --------------
Aerospace & Defense--0.4%
AAR Corporation                         *      31,500                 357,525
Lockheed Martin
  Corporation                                 244,700              12,743,976
                                                               --------------
                                                                   13,101,501
                                                               --------------
Airlines--0.1%
AMR Corporation                         *     174,100               2,108,351
Alaska Air Group, Inc.                  *       7,200                 171,864
                                                               --------------
                                                                    2,280,215
                                                               --------------
Apparel Retailers--1.4%
Abercrombie & Fitch
  Company Class A                              38,300               1,484,125
American Eagle
  Outfitters, Inc.                      *      27,300                 789,243
AnnTaylor Stores
  Corporation                           *     149,050               4,319,469
Chico's FAS, Inc.                       *      76,000               3,432,160
Claire's Stores, Inc.                         174,100               3,777,970
Giordano International Ltd.
  (Hong Kong)                                 438,000                 276,567
HOT Topic, Inc.                         *      13,200                 270,468
Kohl's Corporation                      *     680,200              28,758,856
Nordstrom, Inc.                                 3,200                 136,352
                                                               --------------
                                                                   43,245,210
                                                               --------------
Automotive--1.5%
Bayerische Motoren Werke
  AG (Germany)                                 36,032               1,595,514
Brilliance China Auto
  Sponsored ADR
  (Bermuda)                                    57,300               1,687,485
Coachmen Industries, Inc.                      64,900               1,037,751
Continental AG (Germany)                       57,884               2,793,580
Denway Motors, Ltd.
  (Hong Kong)                               3,878,000               1,404,577
Genuine Parts Company                          11,000                 436,480
Harley-Davidson, Inc.                         258,200              15,992,908
Michelin (C.G.D.E.) Class B
  (France)                                     34,722               1,921,355
Paccar, Inc.                                   35,300               2,047,047
Toyota Motor Corporation
  ADR (Japan)                                  31,700               2,587,354
Winnebago Industries, Inc.                    339,900              12,671,472
                                                               --------------
                                                                   44,175,523
                                                               --------------
Banking--4.6%
American Express Company                      368,200              18,918,116
Citigroup, Inc.                               510,633              23,744,434
Investors Financial Services
  Corporation                                  30,700               1,337,906
State Street Corporation                      162,200               7,954,288
Sumitomo Mitsui Financial
  Group, Inc. (Japan)                             320               2,189,836
UFJ Holdings, Inc.
  (Japan)                               *         155                 683,500
UnionBanCal Corporation                         2,200                 124,080
Wells Fargo & Company                       1,468,100              84,019,363
                                                               --------------
                                                                  138,971,523
                                                               --------------

-----------------------------------------------------------------------------

                                               Shares                   Value
-----------------------------------------------------------------------------
Beverages, Food & Tobacco--3.6%
Anheuser-Busch
  Companies, Inc.                             727,900          $   39,306,600
Coca-Cola Company (The)                       226,900              11,453,912
Constellation Brands, Inc.
  Class A                               *      18,400                 683,192
MGP Ingredients, Inc.                             500                  19,345
Pepsico, Inc.                                 878,400              47,328,192
Sysco Corporation                             212,200               7,611,614
                                                               --------------
                                                                  106,402,855
                                                               --------------
Building Materials--2.2%
Carbo Ceramics, Inc.                            4,300                 293,475
Champion Enterprises,
  Inc.                                  *     490,000               4,498,200
Eagle Materials, Inc.                           7,968                 565,887
Home Depot, Inc.                              556,200              19,578,240
Ingram Micro, Inc.
  Class A
                                        *      51,100                 739,417
Lowe's Companies, Inc.                        737,000              38,729,350
                                                               --------------
                                                                   64,404,569
                                                               --------------
Chemicals--0.6%
Airgas, Inc.                                  353,210               8,445,251
Cooper Tire & Rubber
  Company                                       6,600                 151,800
Dow Chemical Company
  (The)                                       152,600               6,210,820
IMC Global, Inc.                               56,400                 755,760
Lyondell Chemical
  Company                                      12,300                 213,897
Monsanto Company                               49,900               1,921,150
Potash Corporation of
  Saskatchewan, Inc.
  (Canada)                                      3,700                 358,530
                                                               --------------
                                                                   18,057,208
                                                               --------------
Coal--0.0%
Arch Coal, Inc.                                 7,600                 278,084
                                                               --------------
Commercial Services--3.3%
Apollo Group, Inc.
  Class A                               *     234,100              20,668,689
Career Education
  Corporation                           *     224,700              10,237,332
Cintas Corporation                            376,300              17,938,221
Cytyc Corporation                       *      14,600                 370,402
DeVry, Inc.                             *     261,300               7,164,846
Education Management
  Corporation                           *       7,200                 236,592
Fluor Corporation                              17,000                 810,390
Paychex, Inc.                                 687,950              23,307,746
Reuters Group PLC ADR
  (United Kingdom)                            208,100               8,477,994
RR Donnelley & Sons
  Company                                     185,600               6,128,512
Ryder System, Inc.                              3,900                 156,273
Sotheby's Holdings, Inc.
  Class A                               *       6,800                 108,528
Strayer Education, Inc.                         8,300                 926,031
Wind River Systems, Inc.                *      32,900                 386,904
Zenon Environmental,
  Inc. (Canada)                         *         600                  10,290
Zenon Environmental, Inc.
  (Canada)                                     16,100                 275,931
                                                               --------------
                                                                   97,204,681
                                                               --------------


                 See accompanying notes to financial statements.             101

June 30, 2004 (Unaudited)

----------------------------------------------------------------------------------
Vantagepoint
Growth Fund                                         Shares                   Value
----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------------
Communications--0.6%
ADC Telecommunications,
  Inc.                                       *     163,900          $      465,476
Avaya, Inc.                                  *     122,700               1,937,433
Ciena Corporation                            *   1,062,100               3,951,012
Comverse Technology,
  Inc.                                       *      42,300                 843,462
Corning, Inc.                                *     224,200               2,928,052
Lucent Technologies, Inc.                    *     429,500               1,623,510
Motorola, Inc.                                     139,800               2,551,350
Qualcomm, Inc.                                      19,800               1,445,004
Sonus Networks, Inc.                         *     598,300               2,859,874
                                                                    --------------
                                                                        18,605,173
                                                                    --------------
Computer Software & Processing--9.9%
Autodesk, Inc.                                      32,900               1,408,449
Automatic Data
  Processing, Inc.                               1,067,200              44,694,336
Blue Coat Systems, Inc.                      *      14,878                 498,264
CNET Networks, Inc.                          *      58,300                 645,381
Cadence Design
  Systems, Inc.                              *     455,900               6,669,817
Cognizant Technology
  Solutions Corporation                      *      14,400                 365,904
Compuware Corporation                        *      66,586                 439,468
eCollege.com, Inc.                           *      17,000                 272,000
Electronic Arts, Inc.                        *     232,863              12,702,677
First Data Corporation                           1,157,800              51,545,256
Fiserv, Inc.                                 *     831,900              32,352,591
GTECH Holdings
  Corporation                                       13,800                 639,078
Intuit, Inc.                                 *     182,300               7,033,134
Juniper Networks, Inc.                       *     532,700              13,088,439
Mentor Graphics
  Corporation                                *     461,100               7,133,217
Microsoft Corporation                            2,480,170              70,833,655
Midway Games, Inc.                           *      62,000                 714,240
Novell, Inc.                                 *     824,000               6,913,360
RSA Security, Inc.                           *      58,600               1,199,542
RealNetworks, Inc.                           *     238,900               1,634,076
Red Hat, Inc.                                *      78,800               1,810,036
Siebel Systems, Inc.                         *     616,534               6,584,583
Sungard Data
  Systems, Inc.                              *     252,200               6,557,200
THQ, Inc.                                    *      12,500                 286,250
3Com Corporation                             *     242,800               1,517,500
VeriSign, Inc.                               *       6,500                 129,350
Veritas Software
  Corporation                                *     259,400               7,185,380
WebEx Communications,
  Inc.                                       *      18,100                 393,856
Yahoo!, Inc.                                 *     305,120              11,085,010
                                                                    --------------
                                                                       296,332,049
                                                                    --------------
Computers & Information--6.8%
Apple Computer, Inc.                         *     208,300               6,778,082
Brocade Communications
  Systems, Inc.                              *     138,800                 830,024
Cisco Systems, Inc.                          *   3,064,100              72,619,170
Dell, Inc.                                   *   1,054,700              37,779,354
EMC Corporation                              *   1,191,900              13,587,660
Emulex Corporation                           *     327,200               4,682,232
International Business
  Machines Corporation                             422,900              37,278,635
International Game
  Technology                                        60,900               2,350,740

----------------------------------------------------------------------------------

                                                    Shares                   Value
----------------------------------------------------------------------------------
Jabil Circuit, Inc.                          *     381,000          $    9,593,580
ScanSource, Inc.                             *      10,500                 623,910

Symbol Technologies, Inc.                          249,319               3,674,962
Zebra Technologies
  Corporation Class A                        *     150,236              13,070,532
                                                                    --------------
                                                                       202,868,881
                                                                    --------------
Cosmetics & Personal Care--1.6%
Procter & Gamble Company                           858,900              46,758,516
                                                                    --------------
Diversified--1.8%
General Electric Company                         1,679,600              54,419,040
                                                                    --------------
Electric Utilities--0.2%
Calpine Corporation                          *     155,100                 670,032
Huaneng Power
  International, Inc.
  ADR (China)                                       13,300                 481,460
PG&E Corporation                             *     138,200               3,861,308
                                                                    --------------
                                                                         5,012,800
                                                                    --------------
Electrical Equipment--0.1%
Baldor Electric Company                              3,800                  88,730
Cooper Industries Ltd.
  Class A                                           24,700               1,467,427
Leica Geosystems AG
  (Switzerland)                                     11,818               2,452,650
Littelfuse, Inc.                             *       3,400                 144,194
                                                                    --------------
                                                                         4,153,001
                                                                    --------------
Electronics--6.3%
Altera Corporation                           *     360,800               8,016,976
Analog Devices, Inc.                               313,600              14,764,288
Cymer, Inc.                                  *      15,300                 572,832
Cypress Semiconductor
  Corporation                                *      35,800                 508,002
Flextronics International
  Ltd. (Singapore)                           *     402,900               6,426,255
Flir Systems, Inc.                           *      70,400               3,864,960
Garmin Ltd. (Cayman
  Islands)                                         287,149              10,635,999
Hitachi Ltd. Sponsored
  ADR (Japan)                                        7,600                 528,884
Intel Corporation                                2,461,700              67,942,920
Linear Technology
  Corporation                                      306,800              12,109,396
Micron Technology, Inc.                      *     401,600               6,148,496
Molex, Inc.                                        256,900               8,241,352
PMC-Sierra, Inc.                             *     210,400               3,019,240
QLogic Corporation                           *     602,232              16,013,349
Sony Corporation
  ADR (Japan)                                       76,800               2,922,240
Sycamore Networks, Inc.                      *     550,030               2,326,627
Teradyne, Inc.                               *      53,600               1,216,720
Texas Instruments, Inc.                            587,100              14,196,078
Varian Semiconductor
  Equipment
  Associates, Inc.                           *      36,700               1,415,152
Xilinx, Inc.                                       187,700               6,252,287
                                                                    --------------
                                                                       187,122,053
                                                                    --------------
Entertainment & Leisure--1.4%
Alliance Gaming
  Corporation                                *      41,500                 712,140
Harrah's Entertainment, Inc.                        25,325               1,370,082


102              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

------------------------------------------------------------------------------------
Vantagepoint
Growth Fund                                         Shares                   Value
------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------------
International Speedway
  Corporation Class A                                 84,440          $    4,107,162
International Speedway
  Corporation Class B                                 53,500               2,594,750
London Clubs International
  PLC (United Kingdom)                                41,305                  97,290
Mattel, Inc.                                         110,800               2,022,100
Stanley Leisure PLC
  (United Kingdom)                                     7,063                  53,588
Walt Disney Company                                1,227,200              31,281,328
                                                                      --------------
                                                                          42,238,440
                                                                      --------------
Financial Services--6.6%
Affiliated Managers
  Group                                        *      31,150               1,569,025
Bear Stearns Companies,
  Inc. (The)                                          46,700               3,937,277
Charles Schwab
  Corporation (The)                                2,061,450              19,810,534
Chicago Mercantile
  Exchange                                            17,300               2,497,601
Compagnie Financiere
  Richemont AG Class A
  (Switzerland)                                       28,490                 743,633
Federal National Mortgage
  Association                                        609,700              43,508,192
Franklin Resources, Inc.                             150,900               7,557,072
Goldman Sachs Group, Inc.                            978,800              92,163,808
Hong Kong Exchanges and
  Clearing Ltd. (Hong Kong)                          586,000               1,202,090
Legg Mason, Inc.                                     149,200              13,578,692
Moody's Corporation                                   49,900               3,226,534
Nikko Cordial Corporation
  (Japan)                                            131,000                 633,997
T. Rowe Price Group, Inc.                            163,700               8,250,480
                                                                      --------------
                                                                         198,678,935
                                                                      --------------
Food Retailers--0.1%
Albertson's, Inc.                                    101,600               2,696,464
                                                                      --------------
Health Care Providers--0.7%
American Healthways,
  Inc.                                         *      17,600                 468,512
Covance, Inc.                                  *      19,000                 733,020
Health Management
  Associates, Inc. Class A                           758,700              17,010,054
Pacificare Health
  Systems                                      *      82,200               3,177,852
                                                                      --------------
                                                                          21,389,438
                                                                      --------------
Heavy Machinery--1.5%
Applied Materials, Inc.                        *     512,300              10,051,326
Chicago Bridge & Iron
  Company NV NY
  Shares (Netherlands)                               252,200               7,023,770
Cummins, Inc.                                         34,600               2,162,500
Deere & Company                                      123,400               8,655,276
Donaldson Company, Inc.                               75,900               2,223,870
Dycom Industries, Inc.                         *      36,100               1,010,800
Joy Global, Inc.                                     140,500               4,206,570
Lam Research
  Corporation                                  *     179,100               4,799,880
UNOVA, Inc.                                    *     168,800               3,418,200
Varian Medical
  Systems, Inc.                                *      18,800               1,491,780
                                                                      --------------
                                                                          45,043,972
                                                                      --------------

------------------------------------------------------------------------------------
                                                      Shares                   Value
------------------------------------------------------------------------------------
Home Construction, Furnishings &
Appliances--0.4%
Harman International
  Industries, Inc.                                    82,900          $    7,543,900
Herman Miller, Inc.                                   69,353               2,007,076
Hillenbrand Industries, Inc.                          39,100               2,363,595
Layne Christensen
  Company                                      *       5,700                  94,335
                                                                      --------------
                                                                          12,008,906
                                                                      --------------
Household Products--0.8%
Illinois Tool Works, Inc.                            239,900              23,004,011
                                                                      --------------
Industrial--Diversified--0.7%
Shuffle Master, Inc.                           *      10,950                 397,594
Tyco International Ltd.                              623,600              20,666,104
                                                                      --------------
                                                                          21,063,698
                                                                      --------------
Insurance--4.0%
American International
  Group, Inc.                                      1,632,600             116,371,728
Cincinnati Financial
  Corporation                                         33,900               1,475,328
Everest Re Group Ltd.
  (Bermuda)                                           11,900                 956,284
Leucadia National
  Corporation                                         21,300               1,058,610
W.R. Berkley Corporation                               8,900                 382,255
                                                                      --------------
                                                                         120,244,205
                                                                      --------------
Lodging--0.2%
Mandalay Resort Group                                104,400               7,166,016
Starwood Hotels & Resorts
  Worldwide, Inc.                                      6,900                 309,465
                                                                      --------------
                                                                           7,475,481
                                                                      --------------
Media--Broadcasting & Publishing--3.0%
Cablevision Systems
  Corporation Class A                          *      59,500               1,169,175
Charter Communications,
  Inc. Class A                                 *     127,200                 498,624
EW Scripps Company
  Class A                                             23,800               2,499,000
Gannett Company, Inc.                                798,900              67,786,665
John Wiley & Sons Class A                             15,000                 480,000
Meredith Corporation                                  40,100               2,203,896
Viacom, Inc. Class B                                 401,100              14,327,292
Washington Post Class B                                2,100               1,953,021
                                                                      --------------
                                                                          90,917,673
                                                                      --------------
Medical Equipment & Supplies--0.0%
Dade Behring Holdings,
  Inc.                                         *      29,850               1,418,472
Palomar Medical
  Technologies, Inc.                           *       3,800                  63,802
                                                                      --------------
                                                                           1,482,274
                                                                      --------------
Medical Supplies--6.5%
Advanced
  Neuromodulation
  Systems, Inc.                                *       9,400                 308,320
Bausch & Lomb, Inc.                                   46,300               3,012,741
Beckman Coulter, Inc.                                  7,700                 469,700
Becton, Dickinson &
  Company                                             14,600                 756,280
Biomet, Inc.                                         359,800              15,989,512


                 See accompanying notes to financial statements.             103

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------
Vantagepoint
Growth Fund                                Shares                   Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Boston Scientific
  Corporation                       *   1,122,400          $   48,038,720
Closure Medical
  Corporation                       *      14,100                 354,051
Cyberonics, Inc.                    *       7,900                 263,544
Cyberoptics Corporation             *       3,100                  80,538
Dionex Corporation                  *      47,602               2,626,202
Ionics, Inc.                        *     122,900               3,471,925
Johnson & Johnson                         681,400              37,953,980
Kla-Tencor Corporation              *      28,900               1,427,082
Medtronic, Inc.                           978,900              47,692,008
Merit Medical
  Systems, Inc.                     *           1                      16
Orthofix International NV           *       6,700                 286,291
St. Jude Medical, Inc.              *       6,800                 514,420
Steris Corporation                  *      71,400               1,610,784
Stryker Corporation                       182,600              10,043,000
Waters Corporation                  *     125,900               6,015,502
Wright Medical Group,
  Inc.                              *      38,800               1,381,280
Zimmer Holdings, Inc.               *     151,337              13,347,923
                                                           --------------
                                                              195,643,819
                                                           --------------
Metals--1.3%
AM Castle & Company                 *      12,200                 131,150
Cleveland-Cliffs, Inc.              *      48,900               2,757,471
Danaher Corporation                       156,000               8,088,600
Falconbridge, Ltd. (Canada)                 6,900                 168,387
Hecla Mining Company                *     105,100                 599,070
Newmont Mining
  Corporation                             112,300               4,352,748
Phelps Dodge
  Corporation                       *     198,300              15,370,233
RTI International
  Metals, Inc.                      *      10,600                 169,070
Schnitzer Steel Industries,
  Inc. Class A                             44,300               1,504,428
Stillwater Mining
  Company                           *     291,953               4,382,215
                                                           --------------
                                                               37,523,372
                                                           --------------
Metals & Mining--0.2%
Inco Ltd. (Canada)                  *     176,400               6,096,384
Inco Ltd. (foreign shares)
  (Canada)                          *      35,500               1,217,105
                                                           --------------
                                                                7,313,489
                                                           --------------
Mining--0.1%
Freeport-McMoran Copper
  & Gold, Inc. Class B                     94,600               3,135,990
                                                           --------------
Miscellaneous--0.1%
Li & Fung Ltd. (Hong Kong)              1,128,000               1,648,668
                                                           --------------
Oil & Gas--2.2%
BJ Services Company                 *      95,100               4,359,384
ENSCO International, Inc.                 130,900               3,809,190
Helmerich & Payne, Inc.                    85,700               2,238,484
OAO Lukoil Holding
  ADR (Russia)                              8,500                 894,200
OAO Gazprom
  Sponsored ADR
  Regulation S (Russia)             *       1,400                  38,850
Occidental Petroleum
  Corporation                              54,300               2,628,663

-------------------------------------------------------------------------
                                           Shares                   Value
-------------------------------------------------------------------------
Rowan Companies, Inc.               *     198,800          $    4,836,804
Schlumberger Ltd.                         275,100              17,471,601
Smith International, Inc.           *     452,600              25,236,976
Valero Energy Corporation                  38,600               2,847,136
YUKOS ADR (Russia)                         27,993                 890,177
                                                           --------------
                                                               65,251,465
                                                           --------------
Pharmaceuticals--8.8%
Alcon, Inc. (Switzerland)                  25,500               2,005,575
Amgen, Inc.                         *     439,900              24,005,343
Biogen Idec, Inc.                   *     100,300               6,343,975
Bristol-Myers Squibb
  Company                                  67,800               1,661,100
Cardinal Health, Inc.                     104,500               7,320,225
Chiron Corporation                  *     142,200               6,347,808
Connetics Corporation               *      86,900               1,755,380
Dendreon Corporation                *      51,400                 629,650
Elan Corporation PLC
  ADR (Ireland)                     *      61,000               1,509,140
Eli Lilly & Company                       180,600              12,625,746
Endo Pharmaceuticals
  Holdings, Inc.                    *      12,500                 293,125
EPIX Medical, Inc.                  *      24,400                 514,840
Forest Laboratories, Inc.           *     132,700               7,514,801
Genentech, Inc.                     *     553,200              31,089,840
Genzyme Corporation                 *     170,400               8,065,032
Idexx Laboratories, Inc.            *       1,700                 106,998
ImClone Systems, Inc.               *      13,700               1,175,323
ImmunoGen, Inc.                     *      75,400                 460,694
Ivax Corporation                    *      23,300                 558,967
King Pharmaceuticals,
  Inc.                              *     117,700               1,347,665
McKesson Corporation                      338,000              11,603,540
Merck & Company, Inc.                     286,200              13,594,500
MGI Pharma, Inc.                    *      45,300               1,223,553
NBTY, Inc.                          *      74,900               2,201,311
Omnicare, Inc.                            184,600               7,902,726
Pfizer, Inc.                            2,861,250              98,083,650
Protein Design Labs, Inc.           *      82,100               1,570,573
Regeneron
  Pharmaceuticals, Inc.             *      51,500                 542,295
Roche Holding AG
  (Switzerland)                            90,829               8,990,099
Schering AG, ADR (West
  Germany *Not Used Jas)                   20,900               1,237,489
                                                           --------------
                                                              262,280,963
                                                           --------------
Restaurants--0.6%
Applebee's International,
  Inc.                                     30,000                 690,600
Cheesecake Factory (The)            *     352,685              14,033,336
Cosi, Inc.                          *       5,000                  29,850
Outback Steakhouse, Inc.                   46,000               1,902,560
Quality Dining, Inc.                *      20,085                  54,832
Red Robin Gourmet
  Burgers, Inc.                     *       4,100                 112,217
                                                           --------------
                                                               16,823,395
                                                           --------------
Retailers--8.9%
Advance Auto Parts, Inc.            *     169,991               7,510,202
Amazon.Com, Inc.                    *      54,400               2,959,360
Best Buy Company, Inc.                     27,400               1,390,276
Bulgari SpA (Italy)                       115,860               1,172,205
Cabela's, Inc. Class A              *       7,000                 188,650
Costco Wholesale
  Corporation                             291,300              11,963,691
eBay, Inc.                          *     914,300              84,069,885
Fastenal Company                          391,578              22,253,378


104              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Vantagepoint
Growth Fund                                       Shares                   Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Federated Department
  Stores                                          74,600          $    3,662,860
Guitar Center, Inc.                        *      10,200                 453,594
Kmart Holding
  Corporation                              *      20,500               1,471,900
MarineMax, Inc.                            *      11,300                 324,084
Neiman-Marcus Group, Inc.
  Class A                                         37,200               2,070,180
Saks, Inc.                                       104,430               1,566,450
Stamps.com, Inc.                                   2,850                  29,041
Staples, Inc.                                    282,500               8,280,075
Stride Rite Corporation                          141,300               1,558,539
TJX Companies, Inc.                              380,200               9,178,028
Target Corporation                               215,500               9,152,285
Tiffany & Company                                183,600               6,765,660
Wal-Mart Stores, Inc.                          1,723,700              90,942,412
                                                                  --------------
                                                                     266,962,755
                                                                  --------------
Telecommunications--1.0%
America Movil SA de CV
  ADR (Mexico)                                    18,800                 683,756
Nokia Corporation ADR
  (Finland)                                    1,171,100              17,027,794
Nortel Networks
  Corporation (Canada)                     *     836,300               4,173,137
Nortel Networks
  Corporation (foreign
  shares) (Canada)                                74,700                 372,387
Telefonaktiebolaget LM
  Ericsson ADR (Sweden)                    *     138,900               4,155,888
Vodafone Group PLC ADR
  (United Kingdom)                                98,400               2,174,640
                                                                  --------------
                                                                      28,587,602
                                                                  --------------
Telephone Systems--0.8%
Adtran, Inc.                                     568,500              18,970,845
AT&T Wireless
  Services, Inc.                           *     327,900               4,695,528
Nippon Telegraph &
  Telephone Corporation
  ADR (Japan)                                     13,300                 356,972
Philippine Long Distance
  Telephone Company
  ADR (Philippine
  Islands)                                 *      25,000                 521,500
                                                                  --------------
                                                                      24,544,845
                                                                  --------------
Textiles, Clothing & Fabrics--1.1%
Coach, Inc.                                *     159,845               7,223,396
Columbia Sportswear
  Company                                  *      19,800               1,081,476
Nike, Inc. Class B                                35,900               2,719,425
Puma AG Rudolf Dassler
  Sport (Germany)                                 66,575              16,929,971
Quiksilver, Inc.                           *     151,200               3,600,072
Tommy Hilfiger
  Corporation                              *      51,500                 779,710
Wolverine World Wide, Inc.                         2,600                  68,250
                                                                  --------------
                                                                      32,402,300
                                                                  --------------
Transportation--2.3%
Alexander & Baldwin, Inc.                        126,400               4,228,080
Carnival Corporation                             580,500              27,283,500
Cosco Pacific Ltd.
  (Hong Kong)                                    296,000                 411,757
Fleetwood Enterprises,
  Inc.                                     *      21,100                 307,005

--------------------------------------------------------------------------------
                                                  Shares                   Value
--------------------------------------------------------------------------------
Landstar System, Inc.                      *      53,496          $    2,828,333
Royal Caribbean
  Cruises Ltd.                                   237,400              10,305,534
Teekay Shipping
  Corporation
  (Bahama Islands)                                74,400               2,781,072
Thor Industries, Inc.                            534,460              17,883,032
West Marine, Inc.                          *      57,063               1,532,142
                                                                  --------------
                                                                      67,560,455
                                                                  --------------
TOTAL COMMON STOCKS
 (Cost $2,613,263,517)                                             2,945,479,645
                                                                  --------------

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Automotive--0.0%
Porsche AG (Germany)
 (Cost $583,647)                                     991                 663,659
                                                                  --------------

---------------------------------------------------------
 Coupon         Maturity
  Rate            Date                 Face         Value
---------------------------------------------------------
CASH EQUIVALENTS--6.4%
---------------------------------------------------------
Institutional Money Market Funds--0.4%
Merrill Lynch Premier Institutional Fund
  1.168%        07/01/2004   +   $4,311,815     4,311,815
Merrimac Cash Fund-Premium Class
  1.112%        07/01/2004   +    6,341,973     6,341,973
                                              -----------
                                               10,653,788
                                              -----------
Bank & Certificate Deposits/Offshore Time
Deposits--3.7%
Bank of America
  1.500%        07/21/2004   +    2,882,715     2,882,715
Bank of America
  1.100%        07/07/2004   +    6,726,332     6,726,332
Bank of America
  1.080%        07/19/2004   +    1,921,810     1,921,810
Bank of Montreal
  1.200%        07/23/2004   +    3,129,314     3,129,314
Bank of Nova Scotia
  1.200%        07/14/2004   +      960,905       960,905
Bank of Nova Scotia
  1.040%        07/06/2004   +    7,687,240     7,687,240
BNP Paribas
  1.080%        07/02/2004   +    7,687,240     7,687,240
BNP Paribas
  1.080%        07/29/2004   +    6,726,335     6,726,335
Branch Banker & Trust
  1.080%        07/14/2004   +    2,882,715     2,882,715
Canadian Imperial Bank of Commerce
  1.445%        11/04/2004   +    3,843,620     3,843,620
Caylon
  1.340%        08/24/2004   +    1,921,810     1,921,810
Den Danske Bank
  1.080%        07/02/2004   +    5,765,430     5,765,430
Den Danske Bank
  1.030%        07/02/2004   +    9,609,050     9,609,050
Fairway Finance
  1.281%        07/26/2004   +    3,843,620     3,843,620
Fortis Bank
  1.290%        09/03/2004   +      960,905       960,905
Fortis Bank
  1.190%        07/14/2004   +    4,804,525     4,804,525
Govco, Inc.
  1.252%        08/02/2004   +      960,905       960,905


                 See accompanying notes to financial statements.             105

June 30, 2004 (Unaudited)

-------------------------------------------------------------
Vantagepoint
Growth Fund
-------------------------------------------------------------
 Coupon         Maturity
  Rate            Date                 Face             Value
-------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
-------------------------------------------------------------
Greyhawk Funding
  1.121%        07/13/2004   +   $5,765,430    $    5,765,430
HBOS Halifax Bank of Scotland
  1.300%        09/03/2004   +      960,905           960,905
Jupiter Securitization Corporation
  1.071%        07/02/2004   +    1,921,810         1,921,810
Prefco
  1.111%        07/07/2004   +    4,804,525         4,804,525
Royal Bank of Scotland
  1.150%        08/10/2004   +    2,882,715         2,882,715
Royal Bank of Scotland
  1.050%        07/07/2004   +    4,804,524         4,804,525
Sheffield Receivables Corporation
  1.241%        07/20/2004   +    2,138,758         2,138,758
Toronto Dominion Bank
  1.090%        08/02/2004   +    4,804,525         4,804,525
Wells Fargo
  1.250%        07/23/2004   +    6,726,335         6,726,335
Wells Fargo
  1.190%        07/14/2004   +    4,804,525         4,804,525
                                               --------------
                                                  111,928,524
                                               --------------
Floating Rate Instruments/Master Notes--2.3%
Bear Stearns & Company
  1.635%        09/08/2004   +    1,921,810         1,921,810
Bear Stearns & Company
  1.635%        12/15/2004   +    1,910,810         1,921,810
Credit Suisse First Boston
  Corporation
  1.540%        07/01/2004   +    9,609,050         9,609,050
Goldman Sachs Group, Inc.
  1.540%        07/01/2004   +   16,335,385        16,335,385
Goldman Sachs Group, Inc.
  1.240%        07/02/2004   +    5,765,430         5,765,430
Goldman Sachs Group, Inc.
  1.230%        07/29/2004   +    3,843,620         3,843,620
Merrill Lynch & Company, Inc.
  1.540%        07/01/2004   +   16,143,204        16,143,204
Morgan Stanley
  1.580%        12/10/2004   +    6,726,335         6,726,335
Morgan Stanley
  1.580%        03/16/2005   +    2,306,172         2,306,172
Morgan Stanley
  1.550%        09/10/2004   +    4,804,525         4,804,525
                                               --------------
                                                   69,377,341
                                               --------------
TOTAL CASH EQUIVALENTS
 (Cost $191,959,653)                              191,959,653
                                               --------------

--------------------------------------------------------------------------------
                                                         Face              Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.7%
--------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 06/30/2004 due
  07/01/2004, with a
  maturity value of
  $49,486,656 and an
  effective yield of 0.60%
  collateralized by U.S.
  Government Obligations
  with rates ranging from
  3.88% to 6.50%, maturity
  dates ranging from
  07/01/2016 to 05/01/2033
  and an aggregate market
  value of $51,960,335.                           $49,485,831     $   49,485,831
                                                                  --------------
TOTAL INVESTMENTS^--106.6%
 (Cost $2,855,292,648)                                             3,187,588,788
Other assets less liabilities--(6.6%)                               (196,797,128)
                                                                  --------------
NET ASSETS--100.0%                                                $2,990,791,660
                                                                  ==============

Notes to the Schedule of Investments:
ADR  American Depositary Receipt
*    Non-income producing security.
+    Represents collateral received from securities lending transactions.
^    Fund has Securities on loan. See Note 6.


106              See accompanying notes to financial statements.

Schedule of Investments
June 30, 2004 (Unaudited)

---------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund                                 Shares                   Value
---------------------------------------------------------------------------------
COMMON STOCKS--95.3%
---------------------------------------------------------------------------------
Advertising--0.5%
Asatsu-DK, Inc. (Japan)                            32,500          $      841,453
Catalina Marketing
  Corporation                         *           109,800               2,008,242
Havas Advertising (France)                        314,082               1,636,650
STW Communications
  Group Ltd. (Australia)                          355,301                 802,363
                                                                   --------------
                                                                        5,288,708
                                                                   --------------
Aerospace & Defense--0.3%
Alliant Techsystems, Inc.             *[star]      30,500               1,931,870
Armor Holdings, Inc.                  *            52,200               1,774,800
                                                                   --------------
                                                                        3,706,670
                                                                   --------------
Airlines--0.1%
Air New Zealand, Ltd.
  (New Zealand)                       *         3,338,596                 845,266
                                                                   --------------
Apparel Retailers--1.5%
AnnTaylor Stores
  Corporation                         *           195,000               5,651,100
Charming Shoppes, Inc.                *[star]     223,500               1,995,855
Christopher & Banks
  Corporation                                     270,000               4,781,700
Finish Line Class A                   *           140,500               4,238,885
                                                                   --------------
                                                                       16,667,540
                                                                   --------------
Automotive--1.3%
Brembo SpA (Italy)                                195,838               1,404,369
Group 1 Automotive, Inc.              *            52,500               1,743,525
Oshkosh Truck Corporation                         157,500               9,026,325
Standard Motor
  Products, Inc.                                  124,000               1,826,520
                                                                   --------------
                                                                       14,000,739
                                                                   --------------
Banking--3.0%
77 Bank Ltd. (The) (Japan)            [star]      533,000               3,627,940
Aichi Bank, Ltd. (The)
  (Japan)                                          22,400               1,530,836
Banca Popolare di Milano
  Scrl (Italy)                                    144,100                 926,332
Daegu Bank (South Korea)                          206,940               1,106,784
First Republic Bank                                40,400               1,740,432
FirstFed Financial
  Corporation                         *            33,000               1,372,800
Japan Securities Finance
  Company (Japan)                                 133,000                 832,277
Joyo Bank Ltd. (Japan)                [star]      613,000               2,719,958
KNBT Bancorp, Inc.                    [star]      121,500               2,029,050
Korea Exchange Bank
  (South Korea)                       *[star]     385,000               1,909,174
London Stock Exchange PLC
  (United Kingdom)                                193,098               1,280,504
NewAlliance
  Bancshares, Inc.                    *[star]     161,800               2,258,728
OKO Bank Class A (Finland)                         50,004                 536,960
PFF Bancorp, Inc.                     [star]       51,280               1,909,667
Piraeus Bank SA (Greece)                          113,225               1,323,374
Sapporo Hokuyo Holdings,
  Inc. (Japan)                                        172               1,090,490
Shiga Bank (The), Ltd.
  (Japan)                             [star]      448,000               2,430,484
Suruga Bank Ltd. (The)
  (Japan)                             [star]      320,000               2,447,464

---------------------------------------------------------------------------------
                                                   Shares                   Value
---------------------------------------------------------------------------------
Tier One Corporation                               68,000          $    1,462,680
Tokyo Tomin Bank (The),
  Ltd. (Japan)                                     14,300                 355,194
                                                                   --------------
                                                                       32,891,128
                                                                   --------------
Beverages, Food & Tobacco--1.3%
AWB, Ltd. (Australia)                             301,613                 968,240
Bunge, Ltd.                           [star]       47,400               1,845,756
CSM-CVA NV (Netherlands)                            7,786                 184,186
Carlsberg AS Class B
  (Germany)                           [star]       51,790               2,739,942
Coca-Cola West Japan
  Company Ltd. (Japan)                             40,200                 993,001
Danisco A/S (Denmark)                              23,300               1,202,152
Hokuto Corporation (Japan)                         86,800               1,521,511
Pilgrim's Pride
  Corporation                         [star]       70,500               2,040,270
Remy Cointreau SA
  (France)                            [star]       93,177               3,045,945
                                                                   --------------
                                                                       14,541,003
                                                                   --------------
Bio-Technology--0.3%
deCODE genetics, Inc.                 *           450,000               3,825,000
                                                                   --------------
Building Materials--0.3%
FLS Industries AS
  Class B (Denmark)                   *[star]     136,820               1,927,263
Titan Cement Company SA
  (Greece)                                         50,820               1,196,631
                                                                   --------------
                                                                        3,123,894
                                                                   --------------
Chemicals--0.8%
Fujimi, Inc. (Japan)                               42,900               1,138,191
Showa Denko KK (Japan)                            453,000               1,131,412
Taiyo Ink Manufacturing
  Company Ltd. (Japan)                [star]       67,200               2,397,695
Takasago International
  Corporation (Japan)                             180,000                 904,076
Tokyo Ohka Kogyo
  Company Ltd. (Japan)                [star]      119,300               2,335,685
Yule Catto & Company PLC
  (United Kingdom)                                 76,532                 383,061
                                                                   --------------
                                                                        8,290,120
                                                                   --------------
Coal--0.2%
Arch Coal, Inc.                       [star]       63,000               2,305,170
                                                                   --------------
Commercial Services--9.8%
Advo, Inc.                                         54,500               1,794,140
Aggreko PLC (United
  Kingdom)                            [star]      792,400               2,361,743
Amstelland MDC NV
  (Netherlands)                                   124,900               1,170,906
Apollo Group, Inc.
  Class A                             *           175,000              15,450,750
Applera Corporation
  Celera Genomics
  Group                               *           157,600               1,813,976
Ariad Pharmaceuticals,
  Inc.                                *           149,200               1,117,508
BISYS Group, Inc. (The)               *[star]     140,500               1,975,430
Bacou Dalloz SA (France)                           20,357               1,511,864
Bellsystem24, Inc. (Japan)                          5,050               1,062,623
Cegedim SA (France)                                16,390               1,263,140
Cheil Communications, Inc.
  (South Korea)                                     1,600                 217,395
CV Therapeutics, Inc.                 *[star]     186,500               3,125,740


                See accompanying notes to financial statements.              107

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund                                    Shares                     Value
--------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------------
De La Rue PLC
  (United Kingdom)                         [star]    331,000            $    2,070,541
Education Management
  Corporation                              *         250,000                 8,215,000
Exelixis, Inc.                             *         165,625                 1,671,156
Exult, Inc.                                *         680,000                 3,658,400
Hochtief AG (Germany)                      [star]     77,701                 1,844,719
Incyte Corporation                         *[star]   295,700                 2,259,148
Iron Mountain, Inc.                        *[star]    46,000                 2,219,960
Jenoptik AG (Germany)                      *          72,500                   779,413
JM AB (Sweden)                                        67,470                 1,200,534
Kosan Biosciences, Inc.                    *         138,200                 1,091,780
Laureate Education, Inc.                   *         126,000                 4,818,240
Maximus, Inc.                              *          50,500                 1,790,730
Mobile Mini, Inc.                          *         174,500                 4,957,545
Novar PLC (United Kingdom)                           582,400                 1,297,922
Permasteelisa SpA (Italy)                             72,300                 1,244,677
PHS Group PLC
  (United Kingdom)                                   800,301                 1,189,021
Prosegur Cia de Seguridad
  SA (Spain)                                          85,500                 1,314,736
Regis Corporation                          [star]     43,300                 1,930,747
Ritchie Brothers
  Auctioneers, Inc.
  (Canada)                                 [star]     67,000                 1,950,370
SureBeam Corporation,
  Class A                                  *         337,400                     7,423
Symyx Technologies, Inc.                   *         145,300                 3,504,636
Sypris Solutions, Inc.                     [star]    107,100                 2,055,249
Toppan Forms Company,
  Ltd. (Japan)                                       115,800                 1,589,131
Waste Connections, Inc.                    *         121,250                 3,596,275
Waste Management, Inc.                               557,000                17,072,050
                                                                        --------------
                                                                           106,194,618
                                                                        --------------
Communications--0.4%
Pantech Company, Ltd.
  (South Korea)                            *         108,210                   533,792
Remec, Inc.                                *[star]   299,200                 1,890,944
XM Satellite Radio
  Holdings, Inc. Class A                   *          64,000                 1,746,560
                                                                        --------------
                                                                             4,171,296
                                                                        --------------
Computer Software & Processing--5.3%
Agile Software Corporation                 *         439,300                 3,843,875
Digital Insight Corporation                *         176,700                 3,662,991
DigitalNet Holdings, Inc.                  *          69,700                 1,417,001
GL Trade SA (France)                                   5,703                   215,245
Ines Corporation (Japan)                             128,300                 1,455,487
Informatica Corporation                    *         471,000                 3,593,730
Internet Security
  Systems, Inc.                            *         100,000                 1,534,000
Jack Henry & Associates, Inc.                        236,800                 4,759,680
Kronos, Inc.                               *         115,500                 4,758,600
Magma Design
  Automation, Inc.                         *         165,900                 3,190,257
Matrix One, Inc.                           *         370,000                 2,556,700
Misys PLC
  (United Kingdom)                         [star]    764,200                 2,741,539
Motive, Inc.                               *          40,300                   415,896
Nassda Corporation                         *         144,000                   596,160
NEC Soft, Ltd. (Japan)                                59,100                 1,643,694
Netegrity, Inc.                            *         305,000                 2,580,300
NETIQ Corporation                          *         283,700                 3,744,840
Open Solutions, Inc.                       *          63,900                 1,596,222
RSA Security, Inc.                         *         215,900                 4,419,473
Salesforce.com, Inc.                       *          18,000                   289,260

--------------------------------------------------------------------------------------

                                                      Shares                     Value
--------------------------------------------------------------------------------------
Skillsoft PLC ADR
  (Ireland)                                *         426,100            $    3,238,360
Surfcontrol PLC
  (United Kingdom)                         *          93,012                 1,027,995
Teleca AB Class B
  (Sweden)                                 *         199,540                 1,073,109
Tietoenator Oyj (Finland)                             46,125                 1,401,122
Unit 4 Agresso NV
  (Netherlands)                            *          86,500                 1,244,809
                                                                        --------------
                                                                            57,000,345
                                                                        --------------
Computers & Information--0.7%
Equant NV (Netherlands)                    *[star]   312,755                 2,376,062
Iomega Corporation                                   337,800                 1,884,924
Scansoft, Inc.                             *         321,700                 1,592,415
SimpleTech, Inc.                           *[star]   552,500                 1,884,025
                                                                        --------------
                                                                             7,737,426
                                                                        --------------
Construction--0.2%
PanaHome Corporation
  (Japan)                                            302,000                 1,782,078
                                                                        --------------
Cosmetics & Personal Care--0.7%
1-800 Contacts, Inc.                       *         107,800                 1,599,216
Kose Corporation (Japan)                              33,240                 1,277,233
LG Household & Health
  Care, Ltd. (South
  Korea)                                   [star]     75,673                 2,157,876
Marionnaud Parfumeries
  SA (France)                                         36,000                 1,224,172
Milbon Company Ltd.
  (Japan)                                             50,000                 1,486,666
                                                                        --------------
                                                                             7,745,163
                                                                        --------------
Electric Utilities--0.4%
Hera SpA (Italy)                                     526,400                 1,115,152
KFX, Inc.                                  *         208,000                 1,584,960
PNM Resources, Inc.                                   75,000                 1,557,750
                                                                        --------------
                                                                             4,257,862
                                                                        --------------
Electronics--6.3%
Adaptec, Inc.                              *         204,000                 1,725,840
Aixtron AG (Germany)                       *         112,256                   821,397
AMIS Holdings, Inc.                        *         255,000                 4,314,600
Artisan Components, Inc.                   *          88,000                 2,270,400
ATMI, Inc.                                 *         114,500                 3,126,995
EDO Corporation                                       75,000                 1,809,000
Elmos Semiconductor
  (Germany)                                           83,258                 1,317,766
Epcos AG (Germany)                         *          64,200                 1,342,067
Funkwerk AG (Germany)                                 21,600                   803,930
Futaba Corporation (Japan)                            59,900                 1,638,544
Hosiden Corporation (Japan)                          124,000                 1,517,881
Hutchinson Technology,
  Inc.                                     *[star]   113,600                 2,793,424
Integrated Circuit
  Systems, Inc.                            *          95,000                 2,580,200
International Rectifier
  Corporation                              *[star]    51,500                 2,133,130
Koninklijke Philips
  Electronics NV
  (Netherlands)                                      617,000                16,624,001
Leadis Technology, Inc.                    *          67,600                   906,516
MRV Communications,
  Inc.                                     *         422,030                 1,156,362
Mercury Computer
  Systems, Inc.                            *          70,000                 1,736,000


108              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

----------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund                                  Shares                   Value
----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------------
Micronas Semiconductor
  Holdings A.S.
  (Switzerland)                        *            18,610          $      845,977
Mykrolis Corporation                   *           182,500               3,179,150
Nexans SA (France)                                  30,900               1,147,433
OSI Systems, Inc.                      *[star]     104,900               2,090,657
Rudolph Technologies,
  Inc.                                 *[star]     115,700               2,104,583
Semtech Corporation                    *           292,800               6,892,512
Sycamore Networks, Inc.                *           198,100                 837,963
Tessera Technologies,
  Inc.                                 *           100,000               1,802,000
                                                                    --------------
                                                                        67,518,328
                                                                    --------------
Entertainment & Leisure--2.8%
Avex, Inc. (Japan)                                  70,300               1,284,380
Life Time Fitness, Inc.                *             7,000                 147,000
Multimedia Games, Inc.                 *           279,500               7,496,190
Walt Disney Company                                798,000              20,341,020
WMS Industries, Inc.                   *            20,400                 607,920
                                                                    --------------
                                                                        29,876,510
                                                                    --------------
Financial Services--2.9%
American Home Mortgage
  Investment Corporation
  REIT                                              61,000               1,581,730
Certegy, Inc.                                      173,000               6,712,400
Curitel Communications,
  Inc. (South Korea)                   *           212,100                 421,263
Daewoo Securities
  Company, Ltd.
  (South Korea)                        *           477,370               1,388,112
Dundee Real Estate
  Investment Trust
  REIT (Canada)                                     58,000               1,009,165
Dundee Wealth
  Management, Inc.
  (Canada)                                         230,000               1,508,197
First Marblehead
  Corporation (The)                    *           140,400               5,652,504
First Pacific Company.,
  Ltd. (Bermuda)                       *         4,466,000               1,002,019
GMP Capital Corporation
  (Canada)                                          77,663                 995,383
GMP Capital Corporation
  (Canada)                                          36,800                 471,654
MFA Mortgage Investments,
  Inc. REIT                                        154,500               1,375,050
One Liberty Properties, Inc.                        68,800               1,249,408
OPTI Canada, Inc.
  144A (Canada)                        **           89,200               1,246,274
Samsung Securities
  Company, Ltd.
  (South Korea)                                     71,810               1,177,672
Value Line, Inc.                                    20,200                 717,302
Waddell & Reed Financial,
  Inc. Class A                                     213,000               4,709,430
                                                                    --------------
                                                                        31,217,563
                                                                    --------------
Food Retailers--0.1%
Laurus NV (Netherlands)                            892,760               1,184,759
                                                                    --------------
Forest Products & Paper--0.4%
Carter Holt Harvey Ltd.
  (New Zealand)                                  1,164,910               1,526,273
Kimberly Clark de Mexico
  SA de CV Class A (Mexico)                        508,200               1,383,517

----------------------------------------------------------------------------------

                                                    Shares                   Value
----------------------------------------------------------------------------------
Universal Forest
  Products, Inc.                       [star]       58,000          $    1,870,500
                                                                    --------------
                                                                         4,780,290
                                                                    --------------
Health Care Providers--2.2%
Amsurg Corporation                     *            48,450               1,217,549
Coventry Health Care, Inc.             *           210,500              10,293,450
DaVita, Inc.                           *           306,750               9,457,103
MedCath Corporation                    *[star]     101,500               2,030,000
Rotech Healthcare, Inc.                *            36,500                 892,425
                                                                    --------------
                                                                        23,890,527
                                                                    --------------
Heavy Construction--0.4%
Aktor S.A. Technical
  Company (Greece)                                 282,566               1,293,531
Horizon Offshore, Inc.                 *           202,000                 199,980
M/I Schottenstein
  Homes, Inc.                          [star]       50,200               2,038,120
Multiplex Group (Australia)                        328,300                 784,730
                                                                    --------------
                                                                         4,316,361
                                                                    --------------
Heavy Machinery--2.9%
Actuant Corporation
  Class A                              *           271,000              10,566,290
Agco Corporation                       *[star]      93,800               1,910,706
Alstom (France)                        *         1,421,200               1,591,886
Asyst Technologies, Inc.               *[star]     233,500               2,414,390
Chicago Bridge & Iron
  Company NV NY
  Shares (Netherlands)                 [star]       70,700               1,968,995
FMC Technologies, Inc.                 *           177,500               5,112,000
Grant Prideco, Inc.                    *            63,400               1,170,364
National-Oilwell, Inc.                 *           115,000               3,621,350
Terex Corporation                      *            51,000               1,740,630
THK Company Ltd. (Japan)                            79,700               1,505,700
                                                                    --------------
                                                                        31,602,311
                                                                    --------------
Home Construction, Furnishings &
Appliances--1.2%
Digital Theater
  Systems, Inc.                        *            79,000               2,065,850
Parkervision, Inc.                     *           169,700                 967,290
Ryland Group, Inc.                                  35,000               2,737,000
Standard-Pacific Corporation                        37,000               1,824,100
Toll Brothers, Inc.                    *           127,500               5,395,800
                                                                    --------------
                                                                        12,990,040
                                                                    --------------
Household Products--0.2%
Ferro Corporation                      [star]       73,500               1,960,980
                                                                    --------------
Industrial--Diversified--1.1%
Roper Industries, Inc.                             116,000               6,600,400
Yankee Candle
  Company, Inc.                        *[star]     171,500               5,016,375
                                                                    --------------
                                                                        11,616,775
                                                                    --------------
Insurance--10.4%
AON Corporation                                    825,100              23,490,597
April Group (France)                                42,096                 833,356
Baloise Holding, Ltd Class R
  (Switzerland)                                     41,611               1,806,863
Fairfax Financial Holdings
  Ltd. (Canada)                                    116,410              19,843,249
HCC Insurance Holdings, Inc.                        54,000               1,804,140
Helvetia Patria (Switzerland)                        5,743               1,015,385
Hiscox PLC
  (United Kingdom)                                 442,700               1,313,449


                 See accompanying notes to financial statements.             109

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund                                         Shares                   Value
-----------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------------------
Infinity Property & Casualty
  Corporation                                              38,000          $    1,254,000
Jardine Lloyd Thompson
  Group PLC
  (United Kingdom)                                        154,900               1,153,494
Kansas City Life
  Insurance Company                                        35,300               1,485,777
Millea Holdings, Inc.
  (Japan)                                     [star]        1,820              26,974,063
Nipponkoa Insurance
  Company Ltd. (Japan)                        [star]    4,027,000              25,789,305
Platinum Underwriters
  Holdings Ltd.
  (Bermuda)                                   [star]       61,030               1,857,143
Scottish Annuity & Life
  Holdings (Bermuda)                                      142,500               3,313,125
                                                                           --------------
                                                                              111,933,946
                                                                           --------------
Lodging--2.8%
Hilton Hotels Corporation                               1,165,000              21,738,900
Station Casinos, Inc.                                     170,000               8,228,000
                                                                           --------------
                                                                               29,966,900
                                                                           --------------
Media--Broadcasting & Publishing--10.1%
Caltagirone Editore
  SpA (Italy)                                             184,350               1,456,655
Comcast Corporation
  Special Class A                             *           509,000              14,053,490
DIRECTV Group, Inc.
  (The)                                       *         1,022,434              17,483,621
Eniro AB (Sweden)                                         214,930               1,641,057
Entercom
  Communications
  Corporation                                 *           100,000               3,730,000
i-Cable Communications,
  Ltd. (Hong Kong)                                      3,037,000               1,158,380
John Fairfax Holdings Ltd.
  (Australia)                                             530,628               1,375,277
LIN TV Corporation
  Class A                                     *            83,500               1,770,200
Modern Times Group AB
  Class B (Sweden)                            *            53,130               1,030,034
Nexstar Broadcasting
  Group, Inc. Class A                         *           143,000               1,570,140
NRJ Group (France)                            [star]      154,151               3,378,219
Radio One, Inc.                               *           133,800               2,142,138
Shaw Communications,
  Inc. Class B (Canada)                       [star]    1,203,400              20,229,154
SKY Perfect
  Communications, Inc.
  (Japan)                                     [star]        5,624               6,482,997
Spanish Broadcasting
  System, Inc. Class A                        *           426,500               3,970,715
Vivendi Universal SA
  (France)                                    *[star]     719,700              19,978,152
Vivendi Universal SA
  ADR (France)                                *           250,300               6,983,370
                                                                           --------------
                                                                              108,433,599
                                                                           --------------
Medical Equipment & Supplies--0.2%
Bespak PLC
  (United Kingdom)                                         54,800                 493,468
Sorin SpA (Italy)                                         383,451                 989,725
Tecan Group AG
  (Switzerland)                                            21,188                 904,820
                                                                           --------------
                                                                                2,388,013
                                                                           --------------

-----------------------------------------------------------------------------------------

                                                           Shares                   Value
-----------------------------------------------------------------------------------------
Medical Supplies--1.5%
Bio-Rad Laboratories,
  Inc. Class A                                *[star]      40,100          $    2,360,286
Biosite, Inc.                                 *[star]      60,500               2,717,660
Conmed Corporation                            *            45,000               1,233,000
Credence Systems
  Corporation                                 *[star]     222,000               3,063,600
Hitachi Medical Corporation
  (Japan)                                                  88,000               1,228,562
Itron, Inc.                                   *[star]     119,500               2,741,330
PolyMedica Corporation                        [star]       86,400               2,681,856
                                                                           --------------
                                                                               16,026,294
                                                                           --------------
Metals--1.4%
Massey Energy Company                         [star]       92,000               2,595,320
Northgate Exploration,
  Ltd. (Canada)                               *         1,116,000               1,729,800
Shaw Group, Inc. (The)                        *           115,400               1,169,002
Smorgon Steel Group, Ltd.
  (Australia)                                           1,795,568               1,359,939
Steel Dynamics, Inc.                          *[star]     169,600               4,855,648
Wheeling-Pittsburgh
  Corporation                                 *[star]     142,200               2,966,292
                                                                           --------------
                                                                               14,676,001
                                                                           --------------
Oil & Gas--2.9%
Cabot Oil & Gas
  Corporation                                 [star]       72,500               3,066,750
China Oilfield Services,
  Ltd. (China)                                [star]    6,832,000               1,948,934
Denbury Resources, Inc.                       *[star]     103,000               2,157,850
Encore Acquisition
  Company                                     *            45,900               1,280,610
Forest Oil Corporation                        *            59,200               1,617,344
Helmerich & Payne, Inc.                                    68,700               1,794,444
Magnum Hunter
  Resources, Inc.                             *            62,100                 644,598
Oil Search Ltd. (Australia)                             1,305,369               1,197,287
OPTI Canada, Inc. (Canada)                                 33,100                 462,463
Penn Virginia
  Corporation                                 [star]       65,000               2,347,150
Plains Exploration &
  Production Company                          *[star]     113,666               2,085,771
Range Resources
  Corporation                                              34,300                 500,780
Swift Energy Company                          *            77,000               1,698,620
Syntroleum Corporation                        *           150,400                 995,648
Tullow Oil PLC
  (United Kingdom)                                        730,700               1,628,420
UGI Corporation                                            57,100               1,832,910
Vintage Petroleum, Inc.                                    97,900               1,661,363
Western Oil Sands, Inc.
  Class A (Canada)                            *            72,052               1,812,038
W-H Energy Services, Inc.
                                              *           112,500               2,205,000
                                                                           --------------
                                                                               30,937,980
                                                                           --------------
Pharmaceuticals--6.4%
Abgenix, Inc.                                 *           153,500               1,799,020
Able Laboratories, Inc.                       *            14,000                 287,840
Alkermes, Inc.                                *           106,500               1,448,400
Array BioPharma, Inc.                         *           136,100               1,081,995
Atherogenics, Inc.                            *            77,700               1,478,631
Bachem AG Class B
  (Switzerland)                                            19,610               1,120,750
Cambridge Antibody
  Technology Group
  (United Kingdom)                            *           130,300               1,215,833
Cephalon, Inc.                                *            61,500               3,321,000


110              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund                                        Shares                   Value
----------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------------------
Cubist Pharmaceuticals,
  Inc.                                       *           362,000          $    4,018,200
Encysive
  Pharmaceuticals, Inc.                      *[star]     229,800               1,953,300
Far East Pharmaceutical
  Tech (Hong Kong)                                     6,152,600                  53,640
Henry Schein, Inc.                           *           151,300               9,553,082
Human Genome
  Sciences, Inc.                             *[star]     171,000               1,988,730
Kissei Pharmaceutical
  Company Ltd. (Japan)                                    39,000                 875,943
Kobayashi
  Pharmaceutical
  Company, Ltd. (Japan)                      [star]      107,000               3,083,573
Medicines Company                            *           130,000               3,966,300
Medivir AB Class B
  (Sweden)                                   *            19,760                 278,132
Mochida Pharmaceutical
  Company, Ltd. (Japan)                                  184,000               1,112,703
NBTY, Inc.                                   *            58,500               1,719,315
Neurocrine Biosciences,
  Inc.                                       *            84,000               4,355,400
Nippon Shinyaku Company
  Ltd. (Japan)                                           222,000               1,535,447
Omnicare, Inc.                                           283,000              12,115,230
Onyx Pharmaceuticals,
  Inc.                                       *           115,500               4,892,580
Orion-Yhtymae OY Class B
  (Finland)                                               38,480                 988,522
Schwarz Pharma AG
  (Germany)                                               47,640               1,464,543
Tanabe Seiyaju Company
  Ltd. (Japan)                                           146,500               1,308,119
Towa Pharmaceutical
  Company Ltd. (Japan)                                    49,000               1,019,853
Zentiva BV (Czech Republic)                               56,200               1,064,905
                                                                          --------------
                                                                              69,100,986
                                                                          --------------
Real Estate--1.7%
Acadia Realty Trust REIT                     [star]      160,900               2,210,766
Pirelli & Company Real
  Estate SpA (Italy)                                      19,000                 712,712
Shurgard Storage Centers,
  Inc. REIT Class A                                       39,000               1,458,600
Trizec Canada, Inc. (Canada)                             993,000              13,882,140
                                                                          --------------
                                                                              18,264,218
                                                                          --------------
Restaurants--0.3%
Ruby Tuesday, Inc.                                       123,800               3,398,310
                                                                          --------------
Retailers--3.8%
AC Moore Arts &
  Crafts, Inc.                               *           156,900               4,316,319
Amplifon SpA (Italy)                                      31,857               1,132,548
Cabela's, Inc. Class A                       *             3,400                  91,630
Electronics Boutique
  Holdings Corporation                       *            64,500               1,698,930
GameStop Corporation
  Class A                                    *[star]     122,500               1,864,450
O'Reilly Automotive, Inc.                    *[star]     245,200              11,083,040
Petco Animal
  Supplies, Inc.                             *           163,600               5,269,556
School Specialty, Inc.                       *           148,900               5,406,559
Tsuruha Company Ltd.
  (Japan)                                                 41,900               1,107,827
Tuesday Morning
  Corporation                                *           244,400               7,087,600

----------------------------------------------------------------------------------------

                                                          Shares                   Value
----------------------------------------------------------------------------------------
Warehouse Group Ltd.
  (New Zealand)                                          546,415          $    1,469,877
                                                                          --------------
                                                                              40,528,336
                                                                          --------------
Telecommunications--0.1%
MobileOne (Asia) Ltd.
  (Singapore)                                          1,454,000               1,267,066
                                                                          --------------
Telephone Systems--4.8%
Nextel Partners, Inc.
  Class A                                    *           435,600               6,934,752
NII Holdings, Inc.
  Class B                                    *           189,000               6,367,410
Nippon Telegraph &
  Telephone Corporation
  (Japan)                                    [star]        6,056              32,300,883
Western Wireless
  Corporation Class A                        *           203,500               5,883,185
                                                                          --------------
                                                                              51,486,230
                                                                          --------------
Textiles, Clothing & Fabrics--0.5%
Gildan Activewear, Inc.
  (Canada)                                   *            52,500               1,506,750
Timberland Company
  Class A                                    *            27,700               1,789,143
Tod's SpA (Italy)                            [star]       64,990               2,194,936
                                                                          --------------
                                                                               5,490,829
                                                                          --------------
Transportation--0.8%
Adsteam Marine, Ltd.
  (Australia)                                            879,021                 885,642
Beijing Capital International
  Airport Company
  Ltd. (China)                                         4,134,000               1,272,041
FirstGroup PLC
  (United Kingdom)                                       330,700               1,680,697
SembCorp Logistics Ltd.
  (Singapore)                                          1,066,000               1,139,511
USF Corporation                              [star]       62,500               2,195,624
VT Group PLC
  (United Kingdom)                                       215,442               1,031,495
                                                                          --------------
                                                                               8,205,010
                                                                          --------------
TOTAL COMMON STOCKS
 (Cost $791,253,841)                                                       1,027,432,188
                                                                          --------------

----------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
----------------------------------------------------------------------------------------
Media--Broadcasting & Publishing--0.0%
News Corporation Ltd.
  Sponsored ADR
  (Australia)
  (Cost $--)                                 [delta]           0                      --
                                                                          --------------

----------------------------------------------------------------------------------------
  Coupon                                   Maturity
   Rate                                      Date                  Face            Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER--0.2%
-----------------------------------------------------------------------------------------
Banking--0.1%
Ciesco LLC 144A
  1.250%                                   08/03/2004   **   $1,000,000           998,854
                                                                           --------------
Financial Services--0.1%
Park Avenue Receivables Corporation 144A
  1.210%                                   07/20/2004   **    1,000,000           999,362
                                                                           --------------
TOTAL COMMERCIAL PAPER
 (Cost $1,998,216)                                                              1,998,216
                                                                           --------------


                 See accompanying notes to financial statements.             111

June 30, 2004 (Unaudited)

-------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund
-------------------------------------------------------------
  Coupon        Maturity
   Rate           Date                 Face             Value
-------------------------------------------------------------
CASH EQUIVALENTS--16.5%
-------------------------------------------------------------
Institutional Money Market Funds--0.9%
Merrill Lynch Premier Institutional Fund
  1.168%        07/01/2004   +   $3,991,976    $    3,991,976
Merrimac Cash Fund-Premium Class
  1.112%        07/01/2004   +    5,871,542         5,871,542
                                               --------------
                                                    9,863,518
                                               --------------
Bank & Certificate Deposits/Offshore Time
Deposits--9.6%
Bank of America
  1.500%        07/21/2004   +    2,668,883         2,668,883
Bank of America
  1.100%        07/07/2004   +    6,227,393         6,227,393
Bank of America
  1.080%        07/19/2004   +    1,779,255         1,779,255
Bank of Montreal
  1.200%        07/23/2004   +    2,897,190         2,897,190
Bank of Nova Scotia
  1.200%        07/14/2004   +      889,628           889,628
Bank of Nova Scotia
  1.040%        07/06/2004   +    7,117,021         7,117,021
BNP Paribas
  1.080%        07/02/2004   +    7,117,021         7,117,021
BNP Paribas
  1.080%        07/29/2004   +    6,227,393         6,227,393
Branch Banker & Trust
  1.080%        07/14/2004   +    2,668,883         2,668,883
Canadian Imperial Bank of Commerce
  1.445%        11/04/2004   +    3,558,511         3,558,511
Caylon
  1.340%        08/24/2004   +    1,779,255         1,779,255
Den Danske Bank
  1.080%        07/02/2004   +    5,337,766         5,337,766
Den Danske Bank
  1.030%        07/02/2004   +    8,896,276         8,896,276
Fairway Finance
  1.281%        07/26/2004   +    3,558,511         3,558,511
Fortis Bank
  1.290%        09/03/2004   +      889,628           889,628
Fortis Bank
  1.190%        07/14/2004   +    4,448,138         4,448,138
Govco, Inc.
  1.252%        08/02/2004   +      889,628           889,628
Greyhawk Funding
  1.121%        07/13/2004   +    5,337,766         5,337,766
HBOS Halifax Bank of Scotland
  1.300%        09/03/2004   +      889,628           889,628
Jupiter Securitization Corporation
  1.071%        07/02/2004   +    1,779,255         1,779,255
Prefco
  1.111%        07/07/2004   +    4,448,138         4,448,138
Royal Bank of Scotland
  1.150%        08/10/2004   +    2,668,883         2,668,883
Royal Bank of Scotland
  1.050%        07/07/2004   +    4,448,138         4,448,138
Sheffield Receivables Corporation
  1.241%        07/20/2004   +    1,980,111         1,980,111
Toronto Dominion Bank
  1.090%        08/02/2004   +    4,448,138         4,448,138
Wells Fargo
  1.250%        07/23/2004   +    6,227,393         6,227,393
Wells Fargo
  1.190%        07/14/2004   +    4,448,138         4,448,138
                                               --------------
                                                  103,625,968
                                               --------------

-------------------------------------------------------------
  Coupon        Maturity
   Rate           Date                 Face             Value
-------------------------------------------------------------
Floating Rate Instruments/Master Notes--6.0%
Bear Stearns & Company
  1.635%        09/08/2004   +   $1,779,256     $   1,779,256
Bear Stearns & Company
  1.635%        12/15/2004   +    1,779,256         1,779,256
Credit Suisse First Boston
  Corporation
  1.540%        07/01/2004   +    8,896,276         8,896,276
Goldman Sachs Group, Inc.
  1.540%        07/01/2004   +   15,123,670        15,123,670
Goldman Sachs Group, Inc.
  1.240%        07/02/2004   +    5,337,766         5,337,766
Goldman Sachs Group, Inc.
  1.230%        07/29/2004   +    3,558,511         3,558,511
Merrill Lynch & Company, Inc.
  1.540%        07/01/2004   +   14,945,744        14,945,744
Morgan Stanley
  1.580%        12/10/2004   +    6,227,393         6,227,393
Morgan Stanley
  1.580%        03/16/2005   +    2,135,106         2,135,106
Morgan Stanley
  1.550%        09/10/2004   +    4,448,138         4,448,138
                                               --------------
                                                   64,231,116
                                               --------------
TOTAL CASH EQUIVALENTS
 (Cost $177,720,602)                              177,720,602
                                               --------------

-------------------------------------------------------------
REPURCHASE AGREEMENTS--5.5%
-------------------------------------------------------------
IBT Repurchase Agreement
  dated 06/30/2004 due
  07/01/2004, with a
  maturity value of
  $59,272,157 and an
  effective yield of 0.60%
  collateralized by U.S.
  Government Obligations
  with rates ranging from
  1.85% to 4.38%, maturity
  dates ranging from
  08/25/2026 to 04/25/2033
  and an aggregate market
  value of $62,234,738.          59,271,167        59,271,167
                                               --------------
TOTAL INVESTMENTS^--117.5%
 (Cost $1,030,243,826)                          1,266,422,173
Other assets less liabilities--(17.5%)           (188,919,066)
                                               --------------
NET ASSETS--100.0%                             $1,077,503,107
                                               ==============

Notes to the Schedule of Investments:
ADR        American Depositary Receipt
REIT       Real Estate Investment Trust
*          Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.26% of Total Investments.
[star] Security has been pledged as collateral for forward foreign currency exchange contracts.
+          Represents collateral received from securities lending transactions.
[delta]    Security has no market value at 6/30/2004.
^          Fund has Securities on loan. See Note 6.


112              See accompanying notes to financial statements.

Schedule of Investments
June 30, 2004 (Unaudited)

------------------------------------------------------------------------------
Vantagepoint
International Fund                               Shares                  Value
------------------------------------------------------------------------------
COMMON STOCKS--94.6%
------------------------------------------------------------------------------
Australia--1.5%
Amcor Ltd.                                      103,800           $    502,714
Australia & New Zealand
  Banking Group Ltd.                             73,020                927,490
BHP Billiton Ltd.                                33,566                292,241
Brambles Industries Ltd.                        104,000                433,586
Commonwealth Bank
  of Australia                                   69,800              1,580,147
Foster's Group Ltd.                             121,563                398,689
Insurance Australia Group Ltd.                  127,400                442,620
National Australia Bank Ltd.                     32,600                675,939
Promina Group, Ltd.                              94,200                261,820
QBE Insurance Group Ltd.                         66,770                593,858
Rinker Group Ltd.                                39,109                218,758
Wesfarmers Ltd.                                  40,700                831,444
WMC Resources Ltd.                              112,800                385,625
Woolworths Ltd.                                  60,236                477,147
                                                                  ------------
                                                                     8,022,078
                                                                  ------------
Austria--0.1%
Erste Bank der
  Oesterreichischen
  Sparkassen AG                                   2,600                408,666
                                                                  ------------
Belgium--2.2%
Fortis                                 *        309,530              6,836,109
Interbrew                                       133,800              4,259,874
UCB SA                                            5,800                270,314
                                                                  ------------
                                                                    11,366,297
                                                                  ------------
Brazil--0.7%
Banco Bradesco SA,
  Sponsored ADR                                     150                  6,893
Companhia de Bebidas das
  Americas ADR                                   13,600                272,952
Companhia Vale do Rio
  Doce ADR                                        7,407                352,203
Companhia Vale do Rio
  Doce Sponsored ADR                              6,000                234,600
Petroleo Brasileiro SA                           33,300                934,731
Telesp Celular Partcipacoes
  SA ADR                               *        266,200              2,097,656
                                                                  ------------
                                                                     3,899,035
                                                                  ------------
Canada--2.9%
Alcan Aluminum Ltd.                              28,200              1,159,940
Bombardier, Inc. Class B                        312,600                936,402
CanWest Global
  Communications
  Corporation                          *         32,900                256,924
Corus Entertainment, Inc.
  Class B                                        76,000              1,469,598
EnCana Corporation                              116,800              5,014,915
Great-West Lifeco, Inc.                          13,700                492,057
Inco Ltd.                              *         34,900              1,206,144
Manulife Financial
  Corporation                                    15,000                604,136
National Bank of Canada                          12,000                384,501
Nortel Networks
  Corporation                          *        129,000                643,710
Suncor Energy, Inc.                              21,400                542,335
Telus Corporation
  Non-voting Shares                              28,800                432,215
Thomson Corporation                    [star]    72,700              2,412,318
                                                                  ------------
                                                                    15,555,195
                                                                  ------------

------------------------------------------------------------------------------

                                                 Shares                  Value
------------------------------------------------------------------------------
Czech Republic--0.4%
Cesky Telecom AS                                172,205           $  2,097,659
                                                                  ------------
Denmark--0.8%
H. Lundbeck AS                                   25,900                564,215
Novo Nordisk A/S Class B                         59,020              3,040,275
TDC A/S                                           9,600                312,122
                                                                  ------------
                                                                     3,916,612
                                                                  ------------
Finland--0.4%
Nokia OYJ                                       100,200              1,446,843
UPM-Kymmene Oyj                                  41,200                784,518
                                                                  ------------
                                                                     2,231,361
                                                                  ------------
France--6.6%
Accor SA                                         25,500              1,076,995
Air Liquide                                      12,745              2,108,765
BNP Paribas                                      68,500              4,215,807
Bouygues SA                                      79,900              2,677,097
Carrefour SA                                     11,700                568,081
Cie Generale D'Optique
  Essilor International SA                       13,100                855,677
Credit Agricole SA                               48,791              1,188,061
France Telecom SA                                 6,200                161,689
Groupe Danone                                    21,800              1,903,026
JC Decaux SA                           *        209,100              4,478,049
L'Oreal SA                                       13,300              1,063,054
M6-Metropole Television                          37,700              1,063,497
Renault SA                                       15,000              1,143,233
Sanofi-Synthelabo SA                            106,500              6,755,482
Schneider Electric SA                            17,700              1,208,941
Societe Generale Class A                          8,900                756,877
Total SA                                         11,000              2,098,605
Vivendi Universal SA                   *         48,500              1,346,312
                                                                  ------------
                                                                    34,669,248
                                                                  ------------
Germany--7.3%
Allianz AG                                       89,652              9,717,741
Bayerische Hypo-und
  Vereinsbank AG                       *         58,500              1,041,291
Bayerische Motoren Werke AG                      24,200              1,071,588
DaimlerChrysler AG                               60,200              2,814,470
Deutsche Bank AG                                  5,400                424,581
Deutsche Boerse AG                               73,543              3,740,027
Deutsche Telekom AG                    *        197,200              3,466,914
Infineon Technologies AG               *         52,600                706,367
Infineon Technologies
  AG ADR                               *          5,900                 80,240
Linde AG                                         68,900              3,794,991
Metro AG                                          9,200                436,391
Muenchener
  Rueckversicherungs AG                          75,275              8,165,776
SAP AG                                            5,800                962,200
SAP AG ADR                                        1,400                 58,534
Schering AG                                       2,300                135,616
Siemens AG                                       21,900              1,576,065
E.ON AG                                           6,900                498,165
                                                                  ------------
                                                                    38,690,957
                                                                  ------------
Greece--0.1%
OPAP SA                                          17,200                325,004
                                                                  ------------
Hong Kong--1.7%
Cheung Kong Holdings Ltd.                        61,000                449,694
China Mobile Ltd.                               392,700              1,188,207
Citic Pacific, Ltd.                             492,200              1,205,298


                 See accompanying notes to financial statements.             113

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------------
Vantagepoint
International Fund                              Shares                  Value
-----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------
CNOOC, Ltd.                                  4,157,500           $  1,758,999
Esprit Holdings Ltd.                           119,000                532,466
Hang Lung Properties Ltd.                      571,000                735,735
Hang Seng Bank Ltd.                             34,800                446,168
Hong Kong & China Gas                          600,900                989,976
Hong Kong Land
  Holdings Ltd.                                 61,000                 95,160
Johnson Electric
  Holdings Ltd.                                384,000                391,397
Li & Fung Ltd.                                 578,000                844,796
Swire Pacific Ltd. Class A                      75,400                488,182
                                                                 ------------
                                                                    9,126,078
                                                                 ------------
India--0.0%
Infosys Technologies
  Sponsored ADR                                  1,300                120,601
                                                                 ------------
Ireland--0.2%
CRH PLC                                         36,021                763,087
CRH PLC                                          5,200                109,906
                                                                 ------------
                                                                      872,993
                                                                 ------------
Italy--1.4%
Banca Intesa SpA                                82,200                321,252
ENI-Ente Nazionale
  Idrocarburi SpA                              203,600              4,045,451
Saipem SPA                                     244,700              2,228,458
UniCredito Italiano SpA                        173,800                859,102
                                                                 ------------
                                                                    7,454,263
                                                                 ------------
Japan--19.1%
Acom Company Ltd.                                9,400                609,725
Advantest Corporation                           14,000                936,279
Aeon Company Ltd.                               61,400              2,460,382
Aiful Corporation                                6,400                666,905
All Nippon Airways
  Company Ltd.                                 199,000                649,952
Bank of Yokohama Ltd. (The)                    460,100              2,870,758
Canon, Inc.                                     21,000              1,104,707
Credit Saison Company Ltd.                      79,500              2,385,618
Dai Nippon Printing
  Company Ltd.                                  34,000                542,171
Daiwa House Industry
  Company Ltd.                                  66,000                764,430
East Japan Railway Company                         578              3,236,229
Fanuc Ltd.                                      17,400              1,036,311
Fuji Fire & Marine Insurance                    26,500                 72,732
Fuji Television Network, Inc.                      331                757,056
Furukawa Electric Company
  Ltd. (The)                          *        102,000                434,857
Hirose Electric Company Ltd.                     8,900                976,268
Honda Motor Company Ltd.                       137,100              6,597,557
Hoya Corporation                                 9,100                950,753
Japan Airlines System
  Corporation                         *        594,000              1,896,583
Kansai Electric Power
  Company, Inc. (The)                           59,100              1,075,430
Keyence Corporation                              8,500              1,935,547
Komatsu Ltd.                                    88,200                533,372
Konica Minolta Holdings, Inc.                   83,000              1,143,571
Kyocera Corporation                              6,600                559,133
Millea Holdings, Inc.                              142              2,104,570
Mitsubishi Corporation                          92,000                892,183
Mitsubishi Estate
  Company Ltd.                                 215,000              2,663,282

-----------------------------------------------------------------------------
                                                Shares                  Value
-----------------------------------------------------------------------------
Mitsubishi Heavy
  Industries Ltd.                              124,000           $    335,794
Mitsubishi Motor
  Corporation                         *         19,000                 30,941
Mitsubishi Tokyo Financial
  Group, Inc.                                      213              1,968,162
Mitsui Fudosan
  Company Ltd.                                  79,000                945,355
Mitsui Sumitomo Insurance
  Company Ltd.                                 232,420              2,179,502
Murata Manufacturing
  Company Ltd.                                  13,500                768,217
NEC Corporation                                413,000              2,901,825
Nidec Corporation                                5,000                511,413
Nikko Cordial Corporation                      968,500              4,687,219
Nikon Corporation                               49,000                550,496
Nintendo Company Ltd.                            9,600              1,111,020
Nippon Broadcasting System                       4,750                239,445
Nissan Motor Company Ltd.                      225,000              2,496,912
Nitto Denko Corporation                         19,300                985,261
Nomura Holdings, Inc.                          203,900              3,012,657
Omron Corporation                               22,500                525,937
ORIX Corporation                                29,700              3,396,459
Promise Company Ltd.                            52,600              3,503,298
Ricoh Company Ltd.                              32,000                679,200
Rohm Company Ltd.                                8,900              1,063,391
Sankyo Company Ltd.                             54,000              1,168,382
Sekisui House Ltd.                             126,000              1,395,965
Seven-Eleven Japan
  Company Ltd.                                  12,000                390,833
Shimamura Company Ltd.                           4,200                363,497
Shionogi & Company Ltd.                         48,000                823,823
SMC Corporation                                 26,100              2,817,620
Sompo Japan Insurance, Inc.                     63,700                649,792
Sony Corporation                                12,800                481,295
Sumitomo Chemical
  Company Ltd.                                 185,000                861,488
Sumitomo Forestry
  Company Ltd.                                  27,000                309,757
Sumitomo Mitsui Financial
  Group, Inc.                         [star]       381              2,607,273
Sumitomo Trust & Banking
  Company Ltd. (The)                           360,500              2,562,632
Suzuki Motor Corporation                        99,000              1,740,799
Takeda Chemical
  Industries Ltd.                               22,300                977,238
Tokyo Broadcasting System                       58,800              1,032,853
Tokyo Electron Ltd.                             32,600              1,825,278
Tokyo Gas Company Ltd.                         191,000                676,245
Tokyu Corporation                              358,200              1,831,881
Toyota Motor Corporation                        59,200              2,393,889
UFJ Holdings, Inc.                    *            284              1,252,349
Uni-Charm Corporation                            8,800                437,967
Yamanouchi Pharmaceutical
  Company Ltd.                                  12,000                402,909
Yamato Transport
  Company Ltd.                                 164,000              2,672,192
                                                                 ------------
                                                                  101,424,822
                                                                 ------------
Luxembourg--0.3%
RTL Group                                       18,600              1,089,475
Societe Europeenne des
  Satellites                                    45,200                382,465
                                                                 ------------
                                                                    1,471,940
                                                                 ------------
Mexico--1.4%
America Movil SA de
  CV ADR                                        20,100                731,037
Grupo Televisa SA ADR                           88,400              4,001,868


114              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------------
Vantagepoint
International Fund                                Shares                Value
-----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------
Telefonos de Mexico
  SA ADR                                          15,100         $    502,377
Wal-Mart de Mexico
  SA de CV Series V                              721,300            2,138,760
                                                                 ------------
                                                                    7,374,042
                                                                 ------------
Netherlands--6.2%
ABN AMRO Holding NV                              134,371            2,941,465
ASM Lithography
  Holdings NV                         *          275,314            4,662,560
ASM Lithography
  Holdings NV                         *           26,000              444,860
Aegon NV                                         202,839            2,447,339
Heineken Holding NV Class A                       25,843              757,650
Heineken NV                                       86,150            2,833,015
ING Groep NV                                      69,522            1,642,075
James Hardie Industries NV                       101,900              424,831
Royal KPN NV                                     469,700            3,579,842
Koninklijke Ahold NV                  *          221,900            1,742,553
Koninklijke Numico NV                 *            9,200              295,818
Koninklijke Philips
  Electronics NV                                  19,900              536,171
Reed Elsevier NV                                  24,600              345,629
Royal Dutch Petroleum
  Company                                        130,100            6,681,175
Royal Dutch Petroleum
  Company NY Shares                                8,400              434,028
STMicroelectronics NV                             36,770              807,158
TPG NV                                            33,500              765,966
Unilever NV                                       10,800              737,659
VNU NV                                            28,183              819,047
                                                                 ------------
                                                                   32,898,841
                                                                 ------------
Norway--1.0%
DnB Nor ASA                                       56,900              387,532
Norsk Hydro ASA                                   13,100              849,767
Norske Skogindustrier ASA                         16,500              293,417
Statoil ASA                                      104,400            1,322,870
Telenor ASA                                      337,700            2,343,754
Yara International ASA                *           32,300              260,450
                                                                 ------------
                                                                    5,457,790
                                                                 ------------
Russia--0.9%
Mobile Telesystems,
  Sponsored ADR                                    5,500              671,000
OAO Lukoil Holding ADR                            25,900            2,724,680
Sibneft Sponsored ADR                             26,600              724,850
YUKOS ADR                                         20,300              645,540
                                                                 ------------
                                                                    4,766,070
                                                                 ------------
Singapore--1.7%
DBS Group Holdings Ltd.                          346,100            2,895,393
Singapore Airlines Ltd.                           69,000              448,963
Singapore Press Holdings Ltd.                     43,000              103,921
Singapore
  Telecommunications Ltd.                      3,497,100            4,571,240
United Overseas Bank Ltd.                         68,000              529,367
Venture Corporation, Ltd.                         38,000              397,374
                                                                 ------------
                                                                    8,946,258
                                                                 ------------
South Korea--0.7%
Samsung Electronics
  Company Ltd.                                     3,780            1,560,415
Samsung Electronics
  Company Ltd. GDR                                10,875            2,237,531
                                                                 ------------
                                                                    3,797,946
                                                                 ------------

-----------------------------------------------------------------------------
                                                  Shares                Value
-----------------------------------------------------------------------------
Spain--4.0%
Altadis SA                                        84,798         $  2,622,336
Amadeus Global Travel
  Distribution Class A                            38,700              253,962
Banco Bilbao Vizcaya
  Argentaria SA                                  245,000            3,275,197
Iberdrola SA                                       3,600               76,045
Inditex SA                                       100,200            2,300,798
Promotora de
  Informaciones SA                               209,900            3,669,745
Repsol YPF SA                                    161,819            3,546,263
Telefonica SA                                    382,122            5,652,588
                                                                 ------------
                                                                   21,396,934
                                                                 ------------
Sweden--1.8%
Assa Abloy AB Class B                             44,700              571,304
ForeningsSparbanken AB                            68,700            1,313,645
Scania AB Class B                                 17,000              577,893
Telefonaktiebolaget LM
  Ericsson ADR                        *           87,600            2,620,992
Telefonaktiebolaget LM
  Ericsson Class B                    *        1,505,700            4,438,644
                                                                 ------------
                                                                    9,522,478
                                                                 ------------
Switzerland--11.4%
ABB Ltd.                              *          107,106              585,635
Adecco SA                             [star]      12,300              612,644
Clariant AG                                      347,612            5,077,666
Compagnie Financiere
  Richemont AG Class A                           117,677            3,071,550
Credit Suisse Group                   *          190,954            6,782,769
Holcim Ltd.                                       52,248            2,840,109
Julius Baer Holding AG
  Class B                                          6,460            1,791,866
Nestle SA
                                      [star]      41,407           11,039,223
Novartis AG                           [star]     108,714            4,794,419
Roche Holding AG                                  43,425            4,298,132
Serono SA Class B                                  5,060            3,186,734
Swiss Reinsurance                                 67,731            4,398,082
Swisscom AG                                        8,202            2,710,431
Syngenta AG                           *            5,965              499,940
UBS AG                                           122,230            8,610,151
                                                                 ------------
                                                                   60,299,351
                                                                 ------------
Taiwan--0.8%
Chunghwa Telecom Company
  Ltd. ADR                                       136,600            2,409,624
Taiwan Semiconductor
  Manufacturing Company
  Ltd. ADR                                       207,820            1,726,985
                                                                 ------------
                                                                    4,136,609
                                                                 ------------
Thailand--0.0%
Advanced Info Service PCL                         91,800              204,274
                                                                 ------------
United Kingdom--18.9%
Allied Domecq PLC                                103,842              885,228
Anglo American PLC                                32,800              670,356
ARM Holdings PLC                                  80,000              173,938
AstraZeneca Group PLC                            143,984            6,538,818
AstraZeneca PLC                                   42,800            1,918,517
BG Group PLC                                     581,600            3,580,190
Barclays PLC                                      52,400              445,985
BHP Billiton PLC                                 238,228            2,065,366
BP PLC                                           183,900            1,622,680
Brambles Industries PLC                           26,800              103,428


                 See accompanying notes to financial statements.             115

June 30, 2004 (Unaudited)

-----------------------------------------------------------------
Vantagepoint
International Fund                         Shares           Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
British American
  Tobacco PLC                              29,900    $    462,920
British Sky
  Broadcasting PLC                        481,386       5,425,079
Cadbury Schweppes PLC                      15,200         131,022
Carnival PLC                               13,877         673,331
Centrica PLC                              162,100         659,358
Compass Group PLC                         930,170       5,671,130
Diageo PLC                                326,504       4,398,370
GlaxoSmithKline PLC                        12,000         242,643
HSBC Holdings PLC                         177,900       2,643,091
HBOS PLC                                  144,300       1,784,396
Imperial Chemical
  Industries PLC                        1,062,700       4,438,169
ITV PLC                                 3,086,989       6,460,101
Kesa Electricals PLC                      301,460       1,579,884
Kingfisher PLC                          1,250,074       6,483,410
Lloyds TSB Group PLC                       66,900         523,336
Marks & Spencer Group PLC                 969,600       6,372,682
National Grid Transco PLC                 218,900       1,687,592
Pearson PLC                               254,000       3,083,406
Prudential PLC                             31,900         274,252
Reckitt Benckiser PLC                      18,400         520,407
Reed Elsevier PLC                         169,000       1,641,246
Rio Tinto PLC                              33,300         800,037
Royal Bank of Scotland
  Group PLC                               114,200       3,285,783
Shell Transport & Trading
  Company PLC                              76,400         559,931
Smiths Group PLC                          151,700       2,051,812
Standard Chartered PLC                     90,700       1,475,727
Tesco PLC                               1,345,035       6,488,517
TI Automotive Ltd.           *[delta]      70,000              --
Unilever PLC                              245,700       2,408,378
Vodafone Group PLC                      3,987,416       8,723,703
Wolseley PLC                               31,200         483,328
Xstrata PLC                                60,750         811,214
                                                     ------------
                                                      100,248,761
                                                     ------------
United States--0.1%
Synthes, Inc.                               4,830         550,353
                                                     ------------
TOTAL COMMON STOCKS
 (Cost $429,399,293)                                  501,252,516
                                                     ------------

-----------------------------------------------------------------
PREFERRED STOCKS--1.5%
-----------------------------------------------------------------
Australia--0.1%
News Corporation Ltd.                      54,622         445,961
                                                     ------------
Brazil--0.1%
Banco Bradesco SA                          11,784         540,401
Banco Itau Holdings Finance             3,418,400         314,519
                                                     ------------
                                                          854,920
                                                     ------------
Germany--1.3%
Henkel KGaA                                51,700       4,417,463
ProSieben SAT.1 Media AG                  133,937       2,421,564
                                                     ------------
                                                        6,839,027
                                                     ------------
TOTAL PREFERRED STOCKS
 (Cost $6,993,288)                                      8,139,908
                                                     ------------

-----------------------------------------------------------------
    Coupon       Maturity
     Rate          Date                      Face           Value
-----------------------------------------------------------------
CORPORATE OBLIGATIONS--0.0%
-----------------------------------------------------------------
Switzerland--0.0%
Credit Suisse Group Finance
 (Cost $154,929)
  6.000%        12/23/2005   *         $  222,000    $    235,503
                                                     ------------

-----------------------------------------------------------------
CONVERTIBLE DEBT OBLIGATIONS--0.3%
-----------------------------------------------------------------
Cayman Islands--0.3%
SMFG Finance Ltd.
 (Cost $871,564)
  2.250%        07/11/2005   *[star]   72,000,000       1,584,366
                                                     ------------

-----------------------------------------------------------------
CASH EQUIVALENTS--9.1%
-----------------------------------------------------------------
Institutional Money Market Funds--0.5%
Merrill Lynch Premier Institutional Fund
  1.168%        07/01/2004   +          1,079,207       1,079,207
Merrimac Cash Fund-Premium Class
  1.112%        07/01/2004   +          1,587,337       1,587,337
                                                     ------------
                                                        2,666,544
                                                     ------------
Bank & Certificate Deposits/Offshore
Time Deposits--5.3%
Bank of America
  1.500%        07/21/2004   +            721,517         721,517
Bank of America
  1.100%        07/07/2004   +          1,683,539       1,683,539
Bank of America
  1.080%        07/19/2004   +            481,011         481,011
Bank of Montreal
  1.200%        07/23/2004   +            783,238         783,238
Bank of Nova Scotia
  1.200%        07/14/2004   +            240,506         240,506
Bank of Nova Scotia
  1.040%        07/06/2004   +          1,924,045       1,924,045
BNP Paribas
  1.080%        07/29/2004   +          1,683,539       1,683,539
BNP Paribas
  1.080%        07/02/2004   +          1,924,045       1,924,045
Branch Banker & Trust
  1.080%        07/14/2004   +            721,517         721,517
Canadian Imperial Bank of Commerce
  1.445%        11/04/2004   +            962,023         962,023
Caylon
  1.340%        08/24/2004   +            481,011         481,011
Den Danske Bank
  1.080%        07/02/2004   +          1,443,034       1,443,034
Den Danske Bank
  1.030%        07/02/2004   +          2,405,056       2,405,056
Fairway Finance
  1.281%        07/26/2004   +            962,022         962,022
Fortis Bank
  1.290%        09/03/2004   +            240,506         240,506
Fortis Bank
  1.190%        07/14/2004   +          1,202,528       1,202,528
Govco, Inc.
  1.252%        08/02/2004   +            240,506         240,506
Greyhawk Funding
  1.121%        07/13/2004   +          1,443,034       1,443,034
HBOS Halifax Bank of Scotland
  1.300%        09/03/2004   +            240,506         240,506
Jupiter Securitization Corporation
  1.071%        07/02/2004   +            481,011         481,011


116             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------
Vantagepoint
International Fund
------------------------------------------------------------------------------------------
  Coupon                                        Maturity
   Rate                                           Date                Face           Value
------------------------------------------------------------------------------------------
Prefco
  1.111%                                       07/07/2004   +   $1,202,528    $  1,202,528
Royal Bank of Scotland
  1.150%                                       08/10/2004   +      721,517         721,517
Royal Bank of Scotland
  1.050%                                       07/07/2004   +    1,202,528       1,202,528
Sheffield Receivables Corporation
  1.241%                                       07/20/2004   +      535,311         535,311
Toronto Dominion Bank
  1.090%                                       08/02/2004   +    1,202,528       1,202,528
Wells Fargo
  1.250%                                       07/23/2004   +    1,683,539       1,683,539
Wells Fargo
  1.190%                                       07/14/2004   +    1,202,528       1,202,528
                                                                              ------------
                                                                                28,014,673
                                                                              ------------
Floating Rate Instruments/Master Notes--3.3%
Bear Stearns & Company
  1.635%                                       12/15/2004   +      481,012         481,012
Bear Stearns & Company
  1.635%                                       09/08/2004   +      481,012         481,012
Credit Suisse First Boston Corporation
  1.540%                                       07/01/2004   +    2,405,056       2,405,056
Goldman Sachs Group, Inc.
  1.540%                                       07/01/2004   +    4,088,595       4,088,595
Goldman Sachs Group, Inc.
  1.240%                                       07/02/2004   +    1,443,034       1,443,034
Goldman Sachs Group, Inc.
  1.230%                                       07/29/2004   +      962,022         962,022
Merrill Lynch & Company, Inc.
  1.540%                                       07/01/2004   +    4,040,494       4,040,494
Morgan Stanley
  1.580%                                       03/16/2005   +      577,213         577,213
Morgan Stanley
  1.580%                                       12/10/2004   +    1,683,539       1,683,539
Morgan Stanley
  1.550%                                       09/10/2004   +    1,202,528       1,202,528
                                                                              ------------
                                                                                17,364,505
                                                                              ------------
TOTAL CASH EQUIVALENTS
 (Cost $48,045,722)                                                             48,045,722
                                                                              ------------

------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.5%
------------------------------------------------------------------------------------------
United States--3.5%
IBT Repurchase Agreement
  dated 06/30/2004 due
  07/01/2004, with a
  maturity value of
  $18,401,636 and an
  effective yield of 0.60%
  collateralized by U.S.
  Government Obligations
  with rates ranging from
  4.10% to 5.10%, maturity
  dates ranging from
  08/01/2030 to 12/01/2032
  and an aggregate market
  value of $19,321,479.                                         18,401,333      18,401,333
                                                                              ------------
TOTAL INVESTMENTS^--109.0%
 (Cost $503,866,129)                                                           577,659,348
Other assets less liabilities--(9.0%)                                          (47,547,951)
                                                                              ------------
NET ASSETS--100.0%                                                            $530,111,397
                                                                              ============

--------------------------------------------------------------------------------

Notes to the Schedule of Investments:
ADR        American Depositary Receipt
GDR        Global Depositary Receipt
*          Non-income producing security.
[star] Security has been pledged as collateral for forward foreign currency exchange contracts.
+          Represents collateral received from securities lending transactions.
[delta]    Security has no market value at 6/30/2004.
^          Fund has Securities on loan. See Note 6.


                 See accompanying notes to financial statements.             117

June 30, 2004 (Unaudited)

--------------------------------------------------
Vantagepoint International Fund
--------------------------------------------------
Percentage of Portfolio by Industry (unaudited):
Banking                                      15.1%
Oil & Gas                                     7.9%
Telephone Systems                             7.2%
Financial Services                            7.0%
Pharmaceuticals                               6.6%
Media--Broadcasting & Publishing              6.6%
Insurance                                     6.4%
Beverages, Food & Tobacco                     6.3%
Bank & Certificate Deposits/Offshore
 Time Deposits                                5.3%
Electronics                                   4.9%
Retailers                                     3.9%
Floating Rate Instruments/Master Notes        3.3%
Automotive                                    3.2%
Chemicals                                     2.7%
Commercial Services                           2.6%
Transportation                                2.1%
Food Retailers                                1.7%
Telecommunications                            1.5%
Heavy Machinery                               1.5%
Cosmetics & Personal Care                     1.2%
Communications                                1.1%
Restaurants                                   1.1%
Real Estate                                   0.9%
Computers & Information                       0.9%
Advertising                                   0.8%
Building Materials                            0.7%
Metals                                        0.7%
Metals & Mining                               0.7%
Electric Utilities                            0.6%
Airlines                                      0.6%
Entertainment & Leisure                       0.5%
Apparel Retailers                             0.5%
Institutional Money Market Funds              0.5%
Home Construction, Furnishings &
 Appliances                                   0.4%
Miscellaneous                                 0.3%
Aerospace & Defense                           0.2%
Forest Products & Paper                       0.2%
Lodging                                       0.2%
Medical Supplies                              0.2%
Computer Software & Processing                0.2%
Industrial--Diversified                       0.2%
Containers & Packaging                        0.1%
Construction                                  0.1%
Electrical Equipment                          0.1%
Mining                                        0.1%
Medical Equipment & Supplies                  0.1%
                                            ------
TOTAL INVESTMENTS                           109.0%
Other assets less liabilities                (9.0)%
                                            ------
TOTAL NET ASSETS                            100.0%
                                            ======


118             See accompanying notes to financial statements.

Schedule of Investments
June 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
---------------------------------------------------------------------------------------------------
  Coupon                                           Maturity
   Rate                                              Date               Face                  Value
---------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--22.3%
---------------------------------------------------------------------------------------------------
Aerospace & Defense--0.3%
Boeing Capital Corporation, Senior Note
  5.650%                                          05/15/2006       $ 350,000           $    367,925
Boeing Company (The), Note
  6.125%                                          02/15/2033         100,000                 97,750
Boeing Company (The), Note
  5.125%                                          02/15/2013         250,000                247,248
General Dynamics Corporation, Note
  2.125%                                          05/15/2006         200,000                196,818
Goodrich Corporation, Note
  6.450%                                          12/15/2007         100,000                107,972
Northrop Grumman Corporation, Note
  7.750%                                          02/15/2031         250,000                291,682
Textron Financial Corporation, Note
  6.000%                                          11/20/2009         200,000                215,568
                                                                                       ------------
                                                                                          1,524,963
                                                                                       ------------
Airlines--0.0%
FedEx Corporation, Note
  9.650%                                          06/15/2012         150,000                190,418
                                                                                       ------------
Automotive--1.3%
DaimlerChrysler North America Holding
  Corporation, Note
  6.400%                                          05/15/2006         750,000                789,718
DaimlerChrysler North America Holding
  Corporation, Guaranteed Note
  7.200%                                          09/01/2009         350,000                381,406
DaimlerChrysler North America Holding
  Corporation, Note
  8.500%                                          01/18/2031         350,000                403,274
Ford Motor Company, Note
  6.625%                                          10/01/2028         850,000                746,438
Ford Motor Credit Company, Global Note
  7.875%                                          06/15/2010         750,000                817,020
Ford Motor Credit Company, Global Note
  7.600%                                          08/01/2005         300,000                314,140
Ford Motor Credit Company, Global Note
  6.875%                                          02/01/2006         650,000                682,037
Ford Motor Credit Company, Note
  7.250%                                          10/25/2011       1,150,000              1,202,633
General Motors Acceptance Corporation,
  Global Note
  6.875%                                          09/15/2011         650,000                667,382
General Motors Acceptance Corporation,
  Global Note
  6.125%                                          09/15/2006         350,000                364,663
General Motors Corporation, Note
  8.250%                                          07/15/2023         100,000                104,980
General Motors Corporation, Note
  7.200%                                          01/15/2011         950,000                996,697
General Motors Corporation, Senior Note
  8.375%                                          07/15/2033         350,000                371,517
Toyota Motor Credit Corporation, Note
  2.800%                                          01/18/2006         100,000                100,374
                                                                                       ------------
                                                                                          7,942,279
                                                                                       ------------
Banking--6.1%
ABN AMRO Bank NV, Global Subordinated Note
  7.125%                                          06/18/2007         250,000                273,778
American Express Company, Note
  3.750%                                          11/20/2007         150,000                149,650

---------------------------------------------------------------------------------------------------
  Coupon                                           Maturity
   Rate                                              Date               Face                  Value
---------------------------------------------------------------------------------------------------
American Express Credit Corporation, Note
  3.000%                                          05/16/2008       $ 250,000           $    240,882
Asian Development Bank, Global Note
  (Supra National)
  6.750%                                          06/11/2007         750,000                816,238
Associates Corporate of North America,
  Senior Note
  6.950%                                          11/01/2018         250,000                277,111
Associates Corporate of North America,
  Subordinated Note
  6.875%                                          11/15/2008         410,000                451,069
Bank of America Corporation, Subordinated Note
  7.750%                                          08/15/2015         750,000                871,072
Bank of America Corporation, Subordinated Note
  6.250%                                          04/01/2008         750,000                806,139
Bank of New York Company, Inc. (The),
  Subordinated Note
  5.500%                                          12/01/2017         250,000                247,815
Bank One Corporation, Subordinated Note
  5.900%                                          11/15/2011         750,000                780,542
Bank One NA, Note
  3.700%                                          01/15/2008         350,000                347,998
BankBoston Corporation, Subordinated Note,
  (MTN), (FRN)
  6.500%                                          12/19/2007         400,000                434,485
Bayerische Landesbank Girozentrale, Note
  2.875%                                          10/15/2008         250,000                236,510
Branch Banking & Trust Company
  5.200%                                          12/23/2015         150,000                144,801
BSCH Issuances Ltd., Subordinated Note
  (Cayman Islands)
  7.625%                                          09/14/2010         350,000                400,191
CIT Group, Inc., Senior Note
  7.750%                                          04/02/2012         350,000                399,750
CIT Group, Inc., Senior Note
  7.625%                                          08/16/2005         800,000                843,502
Citigroup, Inc., Global Senior Note
  6.000%                                          02/21/2012         350,000                371,660
Citigroup, Inc., Global Subordinated Note
  6.625%                                          06/15/2032         150,000                155,858
Citigroup, Inc., Global Subordinated Note
  5.625%                                          08/27/2012         150,000                154,437
Citigroup, Inc., Note
  6.750%                                          12/01/2005       2,000,000              2,110,646
Citigroup, Inc., Subordinated Note
  7.250%                                          10/01/2010         350,000                394,673
Corporacion Andina de Fomento, Note
  (Supra National)
  6.875%                                          03/15/2012         150,000                161,541
Deutsche Bank Financial, Inc., Note,
  Convertible, (MTN)
  5.375%                                          03/02/2015         250,000                246,467
Duke Capital Corporation, Senior Note
  4.370%                                          03/01/2009         250,000                243,164
European Investment Bank, Global Note
  (Supra National)
  4.625%                                          03/01/2007         750,000                775,303
European Investment Bank, Note (Supra National)
  4.000%                                          08/30/2005         350,000                356,027
European Investment Bank, Note (Supra National)
  3.000%                                          06/16/2008         250,000                244,363
European Investment Bank, Note (Supra National)
  2.375%                                          06/15/2007         550,000                535,105
First Union Corporation, Subordinated Note
  6.625%                                          07/15/2005         150,000                155,932
First Union Institutional Trust I Capital
  Securities, Note
  8.040%                                          12/01/2026       1,000,000              1,098,687


                 See accompanying notes to financial statements.             119

June 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
------------------------------------------------------------------------------------------------------
  Coupon                                              Maturity
   Rate                                                 Date                Face                Value
------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
------------------------------------------------------------------------------------------------------
FleetBoston Financial Corporation, Senior Note
  6.875%                                             01/15/2028       $  150,000          $    160,200
General Electric Capital Corporation, Note
  6.500%                                             12/10/2007          750,000               815,839
General Electric Capital Corporation, Note
  3.500%                                             05/01/2008          250,000               246,189
General Electric Capital Corporation, Note, (MTN)
  6.750%                                             03/15/2032          750,000               808,882
General Electric Capital Corporation, Note,
  (MTN), (FRN)
  5.375%                                             03/15/2007        1,600,000             1,679,474
General Motors Acceptance Corporation,
  Global Note
  7.250%                                             03/02/2011          350,000               367,821
General Motors Acceptance Corporation, Note
  6.750%                                             01/15/2006          750,000               786,173
Household Finance Corporation, Note
  8.000%                                             07/15/2010          750,000               871,357
Household Finance Corporation, Note
  6.500%                                             01/24/2006          250,000               263,611
Household Finance Corporation, Note
  6.500%                                             11/15/2008          350,000               378,519
Household Finance Corporation, Note
  6.400%                                             06/17/2008          250,000               269,167
HSBC Holdings PLC, Note (United Kingdom)
  5.250%                                             12/12/2012          150,000               149,250
HSBC USA, Inc., Subordinated Note
  7.000%                                             11/01/2006          250,000               271,228
ING Capital Funding Trust III
  8.439%                                             12/31/2049          150,000               174,442
Inter-American Development Bank (Supra National)
  7.375%                                             01/15/2010          750,000               867,881
Inter-American Development Bank, Global Note,
  (MTN) (Supra National)
  5.375%                                             01/18/2006        1,000,000             1,042,332
International Bank for Reconstruction &
  Development, Note (Supra National)
  6.375%                                             07/21/2005          750,000               781,916
International Bank for Reconstruction &
  Development, Note (Supra National)
  3.625%                                             05/21/2013          150,000               140,552
International Bank for Reconstruction &
  Development, Note, (MTN), (FRN) (Supra National)
  4.125%                                             08/12/2009          350,000               350,904
John Deere Capital Corporation, Note
  7.000%                                             03/15/2012          350,000               392,280
JP Morgan & Company, Inc., Note
  6.000%                                             01/15/2009          350,000               371,655
JP Morgan Chase & Company, Global
  Subordinated Note
  5.750%                                             01/02/2013          750,000               763,542
JP Morgan Chase & Company, Note
  6.750%                                             02/01/2011          750,000               818,520
KeyCorp, Senior Note
  6.750%                                             03/15/2006        1,150,000             1,225,952
KFW--Kreditanstalt fuer Wiederaufbau, Global
  Note (Germany)
  2.700%                                             03/01/2007          250,000               245,614
KFW International Finance, Inc., Guaranteed
  Global Note
  4.750%                                             01/24/2007          350,000               364,430
KFW International Finance, Inc., Note
  8.000%                                             02/15/2010          250,000               293,144

------------------------------------------------------------------------------------------------------
  Coupon                                              Maturity
   Rate                                                 Date                Face                Value
------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., Note
  2.500%                                             10/17/2005       $  350,000          $    350,283
Korea Development Bank, Note
  5.250%                                             11/16/2006          350,000               362,237
Landwirtschaftliche Rentenbank, Note (Germany)
  3.250%                                             06/19/2008          300,000               293,219
MBNA America Bank, Note
  5.375%                                             01/15/2008          350,000               364,770
Mellon Financial Company, Note
  6.375%                                             02/15/2010          350,000               378,645
National City Bank of Ohio, Senior Note, (MTN)
  3.300%                                             05/15/2008          350,000               341,746
National City Bank, Note
  2.375%                                             08/15/2006          250,000               246,264
National Rural Utilities Cooperative Finance
  Corporation, Note
  3.875%                                             02/15/2008          400,000               399,200
Oesterreichische Kontrollbank AG, Guaranteed
  Global Note (Austria)
  5.500%                                             01/20/2006          350,000               364,568
PNC Funding Corporation, Senior Note
  5.750%                                             08/01/2006          250,000               262,849
Popular North America, Inc., Note, (MTN), (FRN)
  4.250%                                             04/01/2008          100,000               100,031
Royal Bank of Scotland Group PLC, Global Note
  (United Kingdom)
  5.000%                                             10/01/2014          750,000               723,425
Sanwa Bank Ltd., Note
  7.400%                                             06/15/2011          250,000               272,206
SLM Corporation, Note
  3.950%                                             08/15/2008          150,000               148,405
SLM Corporation, Note, (MTN), (FRN)
  5.125%                                             08/27/2012          350,000               346,320
Suntrust Banks, Inc., Note
  5.050%                                             07/01/2007          350,000               363,289
Swiss Bank Corporation, Subordinated Note
  7.000%                                             10/15/2015          100,000               113,038
Union Bank Switzerland AG, Subordinated Note
  7.250%                                             07/15/2006          250,000               270,937
Wells Fargo & Company, Note
  5.125%                                             02/15/2007          750,000               782,059
Wells Fargo & Company, Subordinated Note
  7.550%                                             06/21/2010          750,000               864,394
                                                                                          ------------
                                                                                            36,974,155
                                                                                          ------------
Beverages, Food & Tobacco--1.5%
Altria Group, Inc., Note
  7.000%                                             11/04/2013          400,000               408,022
Anheuser-Busch Companies, Inc., Note
  6.800%                                             01/15/2031          350,000               386,681
Archer-Daniels Midland Company, Note
  8.375%                                             04/15/2017          350,000               437,922
Bottling Group LLC, Series B, Senior Note
  4.125%                                             06/15/2015          250,000               223,437
Brown-Forman Corporation, Note
  2.125%                                             03/15/2006          250,000               247,020
Bunge Ltd Finance Corporation, Guaranteed
  Senior Note 144A
  5.350%                                             04/15/2014   *      500,000               478,431
Campbell Soup Company, Note
  4.875%                                             10/01/2013          250,000               243,277
Coca-Cola Enterprises, Inc., Note
  8.500%                                             02/01/2022          150,000               190,273
Coca-Cola Enterprises, Inc., Note
  6.125%                                             08/15/2011          600,000               647,432
ConAgra Foods, Inc., Note
  6.750%                                             09/15/2011          250,000               274,317


120             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
-----------------------------------------------------------------------------------------------------
  Coupon                                             Maturity
   Rate                                                Date                Face                 Value
-----------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
-----------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., Note
  6.000%                                            09/15/2006       $  350,000          $    368,458
Diageo Capital PLC, Guaranteed Note
  (United Kingdom)
  6.125%                                            08/15/2005        1,000,000             1,039,855
General Mills, Inc., Note
  5.125%                                            02/15/2007          350,000               363,594
HJ Heinz Company, Guaranteed Note
  6.625%                                            07/15/2011          250,000               277,061
Kellogg Company, Note
  6.600%                                            04/01/2011          750,000               823,778
Kraft Foods, Inc., Global Note
  6.500%                                            11/01/2031          100,000               101,336
Kraft Foods, Inc., Global Note
  5.625%                                            11/01/2011          350,000               356,583
Pepsiamericas, Inc., Note
  3.875%                                            09/12/2007          100,000               100,808
Philip Morris Companies, Inc., Note
  7.000%                                            07/15/2005          250,000               259,477
Sara Lee Corporation, Senior Note
  2.750%                                            06/15/2008          250,000               238,633
Supervalu, Inc., Note
  7.875%                                            08/01/2009          350,000               395,739
Tyson Foods, Inc., Note
  8.250%                                            10/01/2011          250,000               287,533
Unilever Capital Corporation, Note
  6.875%                                            11/01/2005          750,000               790,964
                                                                                         ------------
                                                                                            8,940,631
                                                                                         ------------
Building Materials--0.0%
Hanson Australia Funding Ltd., Note (Australia)
  5.250%                                            03/15/2013          100,000                97,060
                                                                                         ------------
Chemicals--0.2%
Dow Chemical Company, Note
  7.375%                                            11/01/2029          250,000               272,833
Dow Chemical Company, Note
  6.000%                                            10/01/2012          150,000               155,250
Du Pont (E.I.) de Nemours & Company, Note
  6.875%                                            10/15/2009          150,000               167,827
Eastman Chemical Company, Senior Note
  7.000%                                            04/15/2012          150,000               164,703
Praxair, Inc., Note
  3.950%                                            06/01/2013          150,000               137,042
Rohm & Haas Company, Note
  7.850%                                            07/15/2029          150,000               180,490
                                                                                         ------------
                                                                                            1,078,145
                                                                                         ------------
Commercial Services--0.1%
Cendant Corporation, Senior Note
  6.250%                                            03/15/2010          150,000               159,780
Hertz Corporation, Senior Note
  8.250%                                            06/01/2005          250,000               259,475
Midamerican Energy Holdings Company,
  Senior Note
  3.500%                                            05/15/2008          150,000               144,817
PHH Corporation, Note
  7.125%                                            03/01/2013          100,000               109,388
                                                                                         ------------
                                                                                              673,460
                                                                                         ------------

-----------------------------------------------------------------------------------------------------
  Coupon                                             Maturity
   Rate                                                Date                Face                 Value
-----------------------------------------------------------------------------------------------------
Communications--0.3%
Motorola, Inc., Note
  7.500%                                            05/15/2025       $  500,000          $    539,291
Motorola, Inc., Note
  6.750%                                            02/01/2006          250,000               262,989
News America Holdings, Inc., Note
  8.000%                                            10/17/2016          150,000               177,662
News America Holdings, Inc., Note
  7.600%                                            10/11/2015          350,000               400,184
SBC Communications, Inc., Global Note
  6.250%                                            03/15/2011          250,000               266,367
SBC Communications, Inc., Note
  5.750%                                            05/02/2006          250,000               261,715
                                                                                         ------------
                                                                                            1,908,208
                                                                                         ------------
Computer Software & Processing--0.0%
Computer Sciences Corporation, Senior Note
  7.375%                                            06/15/2011          100,000               113,436
                                                                                         ------------
Computers & Information--0.3%
Hewlett-Packard Company, Global Note
  5.500%                                            07/01/2007          350,000               368,512
International Business Machines Corporation, Note
  7.000%                                            10/30/2025          500,000               558,024
International Business Machines Corporation, Note
  4.750%                                            11/29/2012          250,000               244,990
International Business Machines Corporation,
  Senior Note
  4.875%                                            10/01/2006          750,000               778,406
                                                                                         ------------
                                                                                            1,949,932
                                                                                         ------------
Cosmetics & Personal Care--0.1%
Procter & Gamble Company, Global Note
  6.875%                                            09/15/2009          750,000               839,854
                                                                                         ------------
Diversified--0.1%
General Electric Company
  5.000%                                            02/01/2013          300,000               295,760
                                                                                         ------------
Electric Utilities--1.3%
AEP Texas Central Company, Ser. B, Senior Note
  6.650%                                            02/15/2033          150,000               152,716
Alabama Power Company, Senior Note
  5.500%                                            10/15/2017          150,000               148,982
Alabama Power Company, Ser. X, Senior Note
  3.125%                                            05/01/2008          250,000               242,279
Arizona Public Service Company, Note
  6.500%                                            03/01/2012          150,000               160,490
Cincinnati Gas & Electric Company, Note
  5.700%                                            09/15/2012          150,000               153,612
Columbus Southern Power Company, Ser. A,
  Senior Note
  5.500%                                            03/01/2013          150,000               150,994
Commonwealth Edison Company, Note
  7.000%                                            07/01/2005          400,000               417,644
Consolidated Edison Company of New York,
  Inc., Note
  4.875%                                            02/01/2013          200,000               196,329
Constellation Energy Group, Inc., Note
  7.600%                                            04/01/2032          150,000               166,092
Dominion Resources, Inc., Senior Note
  8.125%                                            06/15/2010          350,000               404,385
DTE Energy Company, Note
  7.050%                                            06/01/2011          350,000               379,909


                 See accompanying notes to financial statements.             121

June 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
------------------------------------------------------------------------------------------------------
  Coupon                                              Maturity
   Rate                                                 Date                Face                 Value
------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
------------------------------------------------------------------------------------------------------
Duke Energy Corporation, Senior Note
  6.450%                                             10/15/2032       $  500,000          $    484,850
Duke Energy Field Services Corporation LLC, Note
  7.875%                                             08/16/2010          350,000               399,375
Entergy Gulf States, Inc., Note
  3.600%                                             06/01/2008          100,000                96,573
Florida Power & Light Company, Note
  5.625%                                             04/01/2034           50,000                47,349
Florida Power & Light Company, Note
  4.850%                                             02/01/2013          150,000               148,011
FPL Group Capital, Inc., Guaranteed Note
  7.375%                                             06/01/2009          100,000               112,639
KeySpan Corporation, Note
  7.625%                                             11/15/2010          350,000               403,124
Midamerican Energy Company, Note
  6.750%                                             12/30/2031          250,000               268,760
Midamerican Energy Holdings Company, Senior
  Note, Class D
  5.000%                                             02/15/2014          150,000               141,119
Niagara Mohawk Power Corporation, Senior Note
  7.625%                                             10/01/2005          400,732               420,811
NiSource Finance Corporation, Guaranteed Note
  7.875%                                             11/15/2010           50,000                57,393
Northern States Power Company, Ser. A, Note
  8.000%                                             08/28/2012          150,000               178,565
Oncor Electric Delivery Company, Senior
  Secured Note
  6.375%                                             05/01/2012          350,000               375,140
Ontario Electricity Financial Corporation,
  Note (Canada)
  7.450%                                             03/31/2013          350,000               408,908
Peco Energy Company, Note
  3.500%                                             05/01/2008          150,000               147,289
Progress Energy, Inc., Senior Note
  7.100%                                             03/01/2011          400,000               438,902
PSEG Power LLC, Senior Note
  8.625%                                             04/15/2031          500,000               612,499
Public Service Company of Colorado, Ser.12, Note
  4.875%                                             03/01/2013          200,000               195,068
Public Service Electric & Gas Company, Note
  5.125%                                             09/01/2012          150,000               150,019
South Carolina Electric & Gas Company, Note
  5.300%                                             05/15/2033          150,000               134,367
Wisconsin Electric Power, Note
  5.625%                                             05/15/2033          250,000               234,302
Wisconsin Energy Corporation, Senior Note
  6.500%                                             04/01/2011          100,000               107,757
                                                                                          ------------
                                                                                             8,136,252
                                                                                          ------------
Electrical Equipment--0.0%
Emerson Electric Company, Note
  5.000%                                             12/15/2014          150,000               147,187
                                                                                          ------------
Electronics--0.2%
Arrow Electronics, Inc., Note
  6.875%                                             07/01/2013          250,000               261,578
Raytheon Company, Note
  7.375%                                             07/15/2025          750,000               768,506
                                                                                          ------------
                                                                                             1,030,084
                                                                                          ------------

------------------------------------------------------------------------------------------------------
  Coupon                                              Maturity
   Rate                                                 Date                Face                 Value
------------------------------------------------------------------------------------------------------
Entertainment & Leisure--0.1%
Time Warner, Inc., Note
  6.875%                                             05/01/2012       $  150,000          $    162,336
Walt Disney Company, Note
  6.750%                                             03/30/2006          300,000               317,916
Walt Disney Company, Note, (MTN), (FRN)
  6.375%                                             03/01/2012          250,000               268,668
                                                                                          ------------
                                                                                               748,920
                                                                                          ------------
Environmental--0.1%
USA Waste Services, Inc., Senior Note
  7.000%                                             07/15/2028          550,000               572,582
                                                                                          ------------
Financial Services--2.6%
Abbey National PLC, Note (United Kingdom)
  7.950%                                             10/26/2029          250,000               297,537
Amvescap PLC, Senior Note
  5.375%                                             02/27/2013          100,000                98,235
Bank of Tokyo-Mitsubishi Ltd. (The),
  Global Senior Subordinated Note (Japan)
  8.400%                                             04/15/2010          250,000               294,015
Bear Stearns Companies, Inc., (The), Global Note
  5.700%                                             01/15/2007          900,000               947,255
Bear Stearns Companies, Inc., (The), Note
  5.700%                                             11/15/2014           50,000                50,253
BHP Finance USA Ltd., Guaranteed Senior Note
  4.800%                                             04/15/2013          150,000               146,088
Cingular Wireless LLC, Senior Note
  6.500%                                             12/15/2011          250,000               267,419
Countrywide Financial Corporation, Note
  3.500%                                             12/19/2005          250,000               252,063
Countrywide Home Loans, Inc., Note, (FRN), (MTN)
  5.625%                                             05/15/2007          300,000               314,824
Credit Suisse First Boston USA, Inc., Note
  6.500%                                             01/15/2012          350,000               376,668
Credit Suisse First Boston USA, Inc., Note
  5.750%                                             04/15/2007          800,000               843,486
Credit Suisse First Boston USA, Inc., Note
  5.500%                                             08/15/2013          150,000               149,698
EOP Operating, LP, Guaranteed Note
  7.000%                                             07/15/2011          350,000               382,003
ERP Operating, LP, Note
  5.200%                                             04/01/2013          250,000               244,786
General Motors Acceptance Corporation, Note
  8.000%                                             11/01/2031          250,000               256,866
Goldman Sachs Group, Inc., Note
  7.625%                                             08/17/2005          350,000               367,943
Goldman Sachs Group, Inc., Note
  6.875%                                             01/15/2011          250,000               274,806
Goldman Sachs Group, Inc., Senior Note
  6.600%                                             01/15/2012          650,000               700,500
Goldman Sachs Group, Inc., Senior Note
  6.125%                                             02/15/2033          200,000               189,365
Goldman Sachs Group, Inc., Senior Note
  5.700%                                             09/01/2012          250,000               254,007
Goldman Sachs Group, Inc., Senior Note
  4.125%                                             01/15/2008          800,000               803,076
Honeywell International, Inc., Note
  6.125%                                             11/01/2011          250,000               268,624
Household Finance Corporation, Note
  5.750%                                             01/30/2007        1,050,000             1,103,678
Lehman Brothers Holdings, Inc., Note
  4.000%                                             01/22/2008          350,000               349,582
Lehman Brothers Holdings, Inc., Note, (MTN), (VRN)
  6.625%                                             01/18/2012          250,000               271,865


122             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
------------------------------------------------------------------------------------------------------
  Coupon                                              Maturity
   Rate                                                 Date                Face                 Value
------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., Senior
  Subordinated Note
  7.625%                                             06/01/2006       $  700,000          $    760,823
Merrill Lynch & Company, Inc., Note
  6.000%                                             02/17/2009        1,000,000             1,064,058
Merrill Lynch & Company, Inc., Note 144A
  3.700%                                             04/21/2008   *      250,000               246,323
Morgan Stanley
  8.000%                                             06/15/2010          750,000               877,237
Morgan Stanley, Note
  7.750%                                             06/15/2005          750,000               786,728
Morgan Stanley, Note
  7.250%                                             04/01/2032          100,000               111,762
Morgan Stanley, Note
  5.800%                                             04/01/2007          350,000               370,336
National Rural Utilities Cooperative Finance
  Corporation, Note
  7.250%                                             03/01/2012          150,000               170,596
Pepco Holdings, Inc., Note
  6.450%                                             08/15/2012          150,000               155,616
Rio Tinto Finance USA, Ltd., Guaranteed
  Note (Australia)
  2.625%                                             09/30/2008          100,000                93,894
Swiss Bank Corporation of New York, Note,
  (MTN), (FRN)
  7.375%                                             06/15/2017          100,000               116,316
U.S. Bank National Association, Note, (MTN), (FRN)
  6.375%                                             08/01/2011          750,000               811,352
Washington Mutual, Inc., Note
  7.500%                                             08/15/2006          750,000               813,254
                                                                                          ------------
                                                                                            15,882,937
                                                                                          ------------
Food Retailers--0.2%
Albertson's, Inc., Note
  7.500%                                             02/15/2011          250,000               282,097
Safeway, Inc., Note
  7.500%                                             09/15/2009          800,000               894,240
                                                                                          ------------
                                                                                             1,176,337
                                                                                          ------------
Forest Products & Paper--0.2%
International Paper Company, Note
  6.750%                                             09/01/2011          300,000               325,622
Kimberly Clark Corporation, Note
  5.625%                                             02/15/2012          250,000               262,436
MeadWestvaco Corporation, Note
  6.850%                                             04/01/2012          150,000               161,150
Weyerhaeuser Company, Note
  7.375%                                             03/15/2032          250,000               272,697
Weyerhaeuser Company, Note
  6.750%                                             03/15/2012          100,000               108,459
Weyerhaeuser Company, Note
  6.000%                                             08/01/2006          250,000               263,156
                                                                                          ------------
                                                                                             1,393,520
                                                                                          ------------
Health Care Providers--0.0%
UnitedHealth Group, Inc., Note
  3.750%                                             02/10/2009          150,000               146,619
                                                                                          ------------
Heavy Construction--0.0%
Centex Corporation, Senior Note
  4.750%                                             01/15/2008          100,000               101,988
                                                                                          ------------

------------------------------------------------------------------------------------------------------
  Coupon                                              Maturity
   Rate                                                 Date                Face                 Value
------------------------------------------------------------------------------------------------------
Heavy Machinery--0.2%
Caterpillar, Inc., Senior Note
  7.250%                                             09/15/2009       $  750,000          $    849,425
Cooper Industries, Inc., Guaranteed Senior Note
  5.500%                                             11/01/2009          100,000               104,649
Deere & Company, Global Note
  6.950%                                             04/25/2014          250,000               282,319
United Technologies Corporation, Note
  6.700%                                             08/01/2028          150,000               163,173
United Technologies Corporation, Note
  6.100%                                             05/15/2012           50,000                53,634
                                                                                          ------------
                                                                                             1,453,200
                                                                                          ------------
Home Construction, Furnishings &
Appliances--0.2%
MDC Holdings, Inc., Senior Note
  5.500%                                             05/15/2013          500,000               485,476
Newell Rubbermaid, Inc., Note
  4.625%                                             12/15/2009          100,000                99,244
Pulte Homes, Inc., Senior Note
  7.875%                                             08/01/2011          350,000               396,442
                                                                                          ------------
                                                                                               981,162
                                                                                          ------------
Household Products--0.0%
Fortune Brands, Inc., Note
  2.875%                                             12/01/2006          100,000                99,002
                                                                                          ------------
Insurance--0.7%
Aetna, Inc., Guaranteed Note
  7.625%                                             08/15/2026          100,000               112,138
Allstate Corporation (The), Senior Note
  7.200%                                             12/01/2009          750,000               856,104
American General Finance Corporation, Senior
  Note, (MTN)
  5.375%                                             10/01/2012          650,000               652,071
American General Finance Corporation, Senior Note,
  (MTN), (FRN)
  5.875%                                             07/14/2006        1,000,000             1,050,503
American International Group, Inc., Global
  Senior Note
  4.250%                                             05/15/2013          100,000                92,782
Anthem, Inc., Note
  6.800%                                             08/01/2012          150,000               164,881
AXA Financial, Inc., Senior Note
  7.750%                                             08/01/2010          100,000               114,819
CNA Financial Corporation, Note
  6.750%                                             11/15/2006          100,000               105,918
General Electric Global Insurance Holding
  Corporation, Note
  7.500%                                             06/15/2010          150,000               170,221
Hartford Life, Inc., Senior Note
  7.375%                                             03/01/2031          150,000               172,500
Metlife, Inc., Senior Note
  6.500%                                             12/15/2032          100,000               102,757
Progressive Corporation (The), Senior Note
  6.625%                                             03/01/2029          150,000               158,736
Prudential Financial, Inc., Note, (MTN), (FRN)
  3.750%                                             05/01/2008          100,000                98,636
Radian Group, Inc., Senior Note
  5.625%                                             02/15/2013          100,000               101,131
Safeco Corporation, Senior Note
  4.875%                                             02/01/2010          150,000               151,242
                                                                                          ------------
                                                                                             4,104,439
                                                                                          ------------


                 See accompanying notes to financial statements.             123

June 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
----------------------------------------------------------------------------------------------------
  Coupon                                            Maturity
   Rate                                               Date               Face                  Value
----------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
----------------------------------------------------------------------------------------------------
Lodging--0.0%
Harrah's Operating Company, Inc., Guaranteed
  Senior Note
  5.375%                                           12/15/2013       $ 250,000           $    236,353
                                                                                        ------------
Media--Broadcasting & Publishing--0.6%
Clear Channel Communications, Inc., Global Note
  4.250%                                           05/15/2009         250,000                244,261
Comcast Cable Communications Corporation, Note
  8.375%                                           05/01/2007         500,000                559,164
Comcast Corporation, Note
  7.050%                                           03/15/2033         500,000                519,560
COX Communications, Inc., Note
  5.500%                                           10/01/2015          75,000                 72,285
COX Communications, Inc., Note
  4.625%                                           06/01/2013         250,000                231,178
Liberty Media Corporation, Senior Note
  7.875%                                           07/15/2009         350,000                393,988
Time Warner Entertainment Company, LP,
  Senior Note
  8.375%                                           03/15/2023       1,000,000              1,169,908
Viacom, Inc. Senior Note
  7.875%                                           07/30/2030         250,000                296,931
Viacom, Inc. Senior Note
  7.750%                                           06/01/2005         250,000                261,865
Viacom, Inc., Senior Note
  5.625%                                           08/15/2012          50,000                 51,139
                                                                                        ------------
                                                                                           3,800,279
                                                                                        ------------
Metals--0.4%
Alcan, Inc., Senior Note (Canada)
  4.875%                                           09/15/2012         350,000                340,985
Alcoa, Inc., Note
  7.375%                                           08/01/2010         750,000                852,518
Lockheed Martin Corporation, Note
  8.200%                                           12/01/2009         750,000                879,845
Masco Corporation, Senior Note
  5.875%                                           07/15/2012         250,000                260,066
                                                                                        ------------
                                                                                           2,333,414
                                                                                        ------------
Oil & Gas--1.7%
Alberta Energy Ltd., Note
  7.375%                                           11/01/2031         150,000                167,506
Apache Finance Canada Corporation, Note (Canada)
  7.750%                                           12/15/2029         150,000                183,226
BP Capital Markets PLC, Guaranteed
  Note (United Kingdom)
  2.350%                                           06/15/2006         350,000                345,431
Burlington Resources Finance Company, Guaranteed
  Note (Canada)
  7.200%                                           08/15/2031         150,000                167,111
Canadian Natural Resources Ltd., Note (Canada)
  5.450%                                           10/01/2012         250,000                252,588
Chevron Phillips Chemical Company LLC, Note
  5.375%                                           06/15/2007         350,000                364,707
Conoco Funding Company, Note (Canada)
  6.350%                                           10/15/2011         550,000                599,310
Conoco, Inc., Note
  6.950%                                           04/15/2029         250,000                276,088
Consolidated Natural Gas Company, Senior Note
  5.000%                                           03/01/2014         250,000                239,957
Devon Financing Corporation, ULC, Note
  6.875%                                           09/30/2011         750,000                817,664

----------------------------------------------------------------------------------------------------
  Coupon                                            Maturity
   Rate                                               Date               Face                  Value
----------------------------------------------------------------------------------------------------
Enbridge Energy Partners, LP, Note
  4.000%                                           01/15/2009       $  50,000           $     48,719
Kerr-McGee Corporation, Note
  6.875%                                           09/15/2011         200,000                215,458
Kinder Morgan Energy Partners, LP, Note
  5.350%                                           08/15/2007         350,000                364,476
Kinder Morgan, Inc., Note
  7.250%                                           03/01/2028         150,000                159,908
Kinder Morgan, Inc., Senior Note
  6.500%                                           09/01/2012         250,000                265,299
Lasmo USA, Inc., Senior Note (United Kingdom)
  6.750%                                           12/15/2007         100,000                109,353
Marathon Oil Corporation, Note
  6.125%                                           03/15/2012         350,000                369,857
Nexen, Inc., Note (Canada)
  5.050%                                           11/20/2013         250,000                240,203
Norsk Hydro AS, Note (Norway)
  6.360%                                           01/15/2009         450,000                485,749
Occidental Petroleum Corporation, Note
  7.200%                                           04/01/2028         250,000                281,329
Occidental Petroleum Corporation, Senior Note
  7.375%                                           11/15/2008         400,000                448,045
Pemex Project Funding Master Trust, Note
  8.625%                                           02/01/2022         250,000                261,250
Pemex Project Funding Master Trust, Note
  7.375%                                           12/15/2014         350,000                358,750
Petroleos Mexicanos SA, Note (Mexico)
  9.375%                                           12/02/2008         350,000                402,675
Phillips 66 Capital Trust II, Note
  8.000%                                           01/15/2037         750,000                811,045
Southern California Gas Company, Note
  4.800%                                           10/01/2012         100,000                 98,246
Suncor Energy, Inc., Note
  7.150%                                           02/01/2032         500,000                563,863
Texaco Capital, Inc., Note
  5.500%                                           01/15/2009         350,000                368,858
TransCanada Pipelines Ltd., Note (Canada)
  4.000%                                           06/15/2013         250,000                228,891
Transocean, Inc., Note (Cayman Islands)
  7.375%                                           04/15/2018         100,000                112,988
Union Oil Company of California, Guaranteed
  Senior Note
  5.050%                                           10/01/2012         100,000                 98,342
Union Pacific Resources Group, Inc., Note
  7.150%                                           05/15/2028         350,000                384,820
Valero Energy Corporation, Note
  4.750%                                           06/15/2013         200,000                188,397
                                                                                        ------------
                                                                                          10,280,109
                                                                                        ------------
Pharmaceuticals--0.4%
Abbott Laboratories, Note
  3.500%                                           02/17/2009         250,000                242,566
American Home Products Corporation, Senior Note
  6.950%                                           03/15/2011         250,000                267,341
Bristol-Myers Squibb Company, Note
  5.750%                                           10/01/2011         350,000                365,235
Eli Lilly & Company, Note
  2.900%                                           03/15/2008         150,000                145,939
Johnson & Johnson, Note
  4.950%                                           05/15/2033         200,000                175,925
Merck & Company, Inc., Senior Note
  4.375%                                           02/15/2013         200,000                191,921
Pharmacia Corporation, Note
  6.500%                                           12/01/2018         350,000                384,667
Schering-Plough Corporation, Senior Note
  6.500%                                           12/01/2033         250,000                249,362


124             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
-----------------------------------------------------------------------------------------------------
  Coupon                                             Maturity
   Rate                                                Date                Face                 Value
-----------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
-----------------------------------------------------------------------------------------------------
Wyeth Corporation, Note
  5.500%                                            03/15/2013       $  100,000          $     96,675
Wyeth, Senior Note
  5.500%                                            02/01/2014          250,000               239,315
                                                                                         ------------
                                                                                            2,358,946
                                                                                         ------------
Real Estate--0.1%
Archstone Smith Trust REIT, Senior Note
  5.000%                                            08/15/2007          100,000               102,959
Boston Properties, Inc. REIT
  6.250%                                            01/15/2013          250,000               262,629
Simon Property Group, LP REIT, Note
  6.350%                                            08/28/2012          250,000               263,000
                                                                                         ------------
                                                                                              628,588
                                                                                         ------------
Restaurants--0.1%
McDonald's Corporation, Note, (MTN), (FRN)
  3.875%                                            08/15/2007          250,000               252,056
                                                                                         ------------
Retailers--0.6%
Costco Wholesale Corporation, Senior Note
  5.500%                                            03/15/2007          250,000               262,797
Federated Department Stores, Inc., Senior Note
  6.900%                                            04/01/2029          500,000               520,283
Federated Department Stores, Inc., Senior Note
  6.300%                                            04/01/2009          253,000               271,151
Fred Meyer, Inc., Note
  7.450%                                            03/01/2008          750,000               832,931
May Department Stores Company (The), Note
  7.900%                                            10/15/2007          250,000               277,573
Target Corporation, Note
  7.000%                                            07/15/2031          350,000               392,166
Wal-Mart Stores, Inc., Note
  7.550%                                            02/15/2030          750,000               902,727
Wal-Mart Stores, Inc., Note
  4.125%                                            02/15/2011          250,000               241,636
                                                                                         ------------
                                                                                            3,701,264
                                                                                         ------------
Telecommunications--0.1%
Citizens Communications Company, Note
  8.500%                                            05/15/2006          350,000               373,055
                                                                                         ------------
Telephone Systems--1.7%
Alltel Corporation, Senior Note
  7.000%                                            07/01/2012          250,000               275,806
AT&T Corp., Senior Note
  8.750%                                            11/15/2031          350,000               342,510
AT&T Wireless Services, Inc., Senior Note
  7.875%                                            03/01/2011          750,000               854,220
BellSouth Corporation, Note
  6.875%                                            10/15/2031          350,000               365,743
BellSouth Corporation, Note
  6.000%                                            10/15/2011          250,000               263,169
British Telecommunications PLC, Note
  (United Kingdom)
  8.875%                                            12/15/2030          150,000               185,588
British Telecommunications PLC, Note
  (United Kingdom)
  8.375%                                            12/15/2010          500,000               584,651

-----------------------------------------------------------------------------------------------------
  Coupon                                             Maturity
   Rate                                                Date                Face                 Value
-----------------------------------------------------------------------------------------------------
British Telecommunications PLC, Note
  (United Kingdom)
  7.875%                                            12/15/2005       $  350,000          $    374,336
Deutsche Telekom International Finance BV,
  Guaranteed Note (Netherlands)
  8.750%                                            06/15/2030          250,000               305,160
Deutsche Telekom International Finance BV,
  Note (Netherlands)
  8.500%                                            06/15/2010          700,000               818,965
France Telecom SA, Note (France)
  9.500%                                            03/01/2031          250,000               314,649
France Telecom SA, Note (France)
  8.750%                                            03/01/2011          100,000               116,033
France Telecom SA, Note (France)
  8.200%                                            03/01/2006          200,000               214,511
GTE Corporation, Note
  7.510%                                            04/01/2009          200,000               223,918
Pacific Bell Corporation, Note
  7.125%                                            03/15/2026          250,000               267,730
Royal KPN NV, Note (Netherlands)
  8.000%                                            10/01/2010          350,000               405,762
Sprint Capital Corporation, Note
  8.375%                                            03/15/2012          350,000               402,849
Sprint Capital Corporation, Note
  6.875%                                            11/15/2028          350,000               337,406
Sprint Capital Corporation, Note
  6.125%                                            11/15/2008          500,000               526,061
Telecom Italia Capital, Ser. B, Guaranteed Global
  Note 144A (Italy)
  5.250%                                            11/15/2013   *      350,000               339,362
Telefonica Europe BV (Netherlands)
  8.250%                                            09/15/2030          350,000               427,095
Verizon Global Funding Corporation, Note
  7.750%                                            12/01/2030          250,000               281,636
Verizon New York, Inc., Note, Class A
  7.375%                                            04/01/2032          350,000               369,516
Verizon Pennsylvania, Inc., Note, Class A
  5.650%                                            11/15/2011          350,000               355,611
Verizon Virginia, Inc., Note
  4.625%                                            03/15/2013          250,000               233,845
Verizon Wireless Capital LLC, Note
  5.375%                                            12/15/2006          350,000               365,097
Vodafone Group PLC, Note (United Kingdom)
  7.750%                                            02/15/2010          550,000               631,355
                                                                                         ------------
                                                                                           10,182,584
                                                                                         ------------
Transportation--0.5%
Burlington Northern Santa Fe Corporation Note
  7.125%                                            12/15/2010          750,000               838,988
Canadian National Railway Company, Note (Canada)
  6.450%                                            07/15/2006          600,000               637,413
CSX Corporation, Note
  7.950%                                            05/01/2027          230,000               267,680
Norfolk Southern Corporation, Note
  7.700%                                            05/15/2017          350,000               406,355
Union Pacific Corporation, Note, (MTN), (VRN)
  6.790%                                            11/09/2007          750,000               817,142
                                                                                         ------------
                                                                                            2,967,578
                                                                                         ------------
TOTAL CORPORATE OBLIGATIONS
 (Cost $133,103,024)
                                                                                          135,616,756
                                                                                         ------------


                 See accompanying notes to financial statements.             125

June 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
----------------------------------------------------------------------------------------------------
   Coupon                                           Maturity
    Rate                                              Date                Face                 Value
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--45.4%
----------------------------------------------------------------------------------------------------
U.S. Government Agencies--0.4%
Financing Corporation, Note
   9.650%                                          11/02/2018       $  500,000          $    706,470
   8.600%                                          09/26/2019          500,000               655,589
Tennessee Valley Authority
   6.250%                                          12/15/2017        1,200,000             1,290,354
                                                                                        ------------
                                                                                           2,652,413
                                                                                        ------------
U.S. Government Agencies--Mortgage Backed--44.8%
Federal Home Loan Bank
   6.750%                                          08/15/2007          700,000               765,785
   6.090%                                          06/02/2006        1,500,000             1,587,105
   5.945%                                          07/28/2008        2,000,000             2,155,636
   5.750%                                          05/15/2012        1,100,000             1,162,702
   5.375%                                          05/15/2006        2,000,000             2,088,916
   2.875%                                          09/15/2006        3,500,000             3,486,529
   2.750%                                          03/14/2008          350,000               338,080
   2.250%                                          05/15/2006        2,750,000             2,720,297
   2.000%                                          02/27/2006          500,000               493,903
Federal Home Loan Mortgage Corporation
   7.500%                                          06/01/2027-
                                                   10/01/2029        1,694,522             1,830,198
   7.000%                                          07/15/2005-
                                                   11/01/2033        8,166,307             8,596,697
   6.875%                                          09/15/2010          200,000               224,616
   6.750%                                          09/15/2029           70,000                78,293
   6.500%                                          01/01/2017-
                                                   08/01/2032        7,636,183             7,996,499
   6.250%                                          07/15/2032        1,400,000             1,479,675
   6.000%                                          11/01/2016-
                                                   12/01/2033       19,863,718            20,359,330
   5.750%                                          03/15/2009-
                                                   01/15/2012        2,700,000             2,858,422
   5.500%                                          07/15/2006-
                                                   11/01/2033       13,700,142            13,817,166
   5.000%                                          05/01/2018-
                                                   06/01/2034       35,700,043            34,903,465
   4.750%                                          10/11/2012        1,000,000               972,143
   4.500%                                          08/01/2018-
                                                   11/01/2018        9,293,281             9,104,663
   4.250%                                          05/04/2009          600,000               595,444
   3.500%                                          09/15/2007        4,900,000             4,889,735
   2.875%                                          09/15/2005-
                                                   05/15/2007        8,460,000             8,447,838
Federal National Mortgage Association
   7.500%                                          06/01/2030-
                                                   07/01/2031          203,009               217,732
   7.250%                                          01/15/2010          800,000               911,778
   7.000%                                          07/15/2005-
                                                   10/01/2032        5,167,561             5,440,921
   6.625%                                          10/15/2007-
                                                   11/15/2010        5,300,000             5,836,852
   6.500%                                          02/01/2017-
                                                   09/01/2032        7,958,679             8,309,014
   6.375%                                          06/15/2009          394,000               431,441
   6.250%                                          05/15/2029        1,100,000             1,160,921
   6.000%                                          05/15/2011-
                                                   07/01/2033        7,690,628             8,041,877
   5.875%                                          02/02/2006        1,700,000             1,780,558
   5.500%                                          03/15/2011-
                                                   06/01/2034       38,738,424            38,959,934
   5.250%                                          01/15/2009        5,000,000             5,242,715
   5.000%                                          03/01/2018-
                                                   06/01/2034       21,043,226            20,945,493

----------------------------------------------------------------------------------------------------
   Coupon                                           Maturity
    Rate                                              Date                Face                 Value
----------------------------------------------------------------------------------------------------
   4.625%                                          10/15/2013       $5,000,000          $  4,823,535
   4.500%                                          11/01/2018-
                                                   03/01/2019       10,564,376            10,352,300
   4.000%                                          11/01/2018-
                                                   12/01/2018          851,851               813,632
   2.250%                                          02/28/2006-
                                                   05/15/2006        1,470,000             1,454,201
   0.000%                                          06/01/2017        1,000,000               471,742
Government National Mortgage Association
   7.500%                                          12/15/2029-
                                                   05/15/2032        3,243,761             3,500,041
   7.000%                                          09/15/2031        2,166,302             2,304,632
   6.500%                                          02/15/2032-
                                                   10/15/2032        3,487,461             3,649,340
   6.000%                                          02/15/2033-
                                                   12/15/2033        5,308,047             5,450,295
   5.500%                                          05/15/2033-
                                                   08/15/2033        7,287,141             7,295,136
   5.000%                                          05/15/2033-
                                                   06/15/2034        4,240,762             4,119,982
                                                                                        ------------
                                                                                         272,467,209
                                                                                        ------------
U.S. Government Agency--Discount Notes--0.2%
Federal Home Loan Mortgage
   4.875%                                          11/15/2013        1,000,000               981,865
                                                                                        ------------
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
 (Cost $278,638,483)                                                                     276,101,487
                                                                                        ------------

----------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--23.3%
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds--8.1%
U.S. Treasury Bond
  13.875%                                          05/15/2011          600,000               722,274
  13.250%                                          05/15/2014          850,000             1,204,012
  12.750%                                          11/15/2010          200,000               227,664
  11.750%                                          11/15/2014          500,000               686,915
  11.250%                                          02/15/2015          650,000             1,002,981
  10.375%                                          11/15/2009-
                                                   11/15/2012        2,400,000             2,534,426
   9.875%                                          11/15/2015          400,000               576,110
   9.250%                                          02/15/2016        1,850,000             2,568,683
   9.125%                                          05/15/2018        1,000,000             1,404,141
   8.750%                                          05/15/2017        1,100,000             1,491,360
   8.125%                                          08/15/2019        4,030,000             5,279,300
   8.000%                                          11/15/2021        5,500,000             7,210,588
   7.625%                                          02/15/2025        1,800,000             2,310,399
   7.500%                                          11/15/2024        1,150,000             1,456,727
   7.250%                                          05/15/2016          800,000               967,406
   7.125%                                          02/15/2023        3,450,000             4,183,263
   6.500%                                          11/15/2026        1,950,000             2,229,932
   6.250%                                          05/15/2030        3,230,000             3,617,474
   6.125%                                          11/15/2027        1,600,000             1,753,813
   6.000%                                          02/15/2026        1,250,000             1,347,315
   5.375%                                          02/15/2031        1,400,000             1,412,415
   5.250%                                          02/15/2029        1,700,000             1,667,329
   5.000%                                          08/15/2011        2,500,000             2,610,645
   2.375%                                          08/15/2006        1,000,000               991,758
                                                                                        ------------
                                                                                          49,456,930
                                                                                        ------------
U.S. Treasury Notes--15.2%
U.S. Treasury Note
   7.000%                                          07/15/2006        1,400,000             1,517,306
   6.125%                                          08/15/2007        5,300,000             5,751,539
   6.000%                                          08/15/2009        4,700,000             5,166,146
   5.750%                                          11/15/2005        6,350,000             6,641,459


126             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
----------------------------------------------------------------------------------------------------
  Coupon                                            Maturity
   Rate                                               Date                Face                 Value
----------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--(Continued)
----------------------------------------------------------------------------------------------------
  5.625%                                           02/15/2006-
                                                   05/15/2008      $ 6,900,000          $  7,402,916
  5.500%                                           02/15/2008-
                                                   05/15/2009        1,800,000             1,932,883
  4.750%                                           11/15/2008          900,000               940,219
  4.625%                                           05/15/2006        2,550,000             2,641,145
  4.375%                                           05/15/2007        8,200,000             8,478,037
  4.250%                                           08/15/2013        3,700,000             3,612,995
  4.000%                                           11/15/2012        1,150,000             1,113,749
  3.875%                                           02/15/2013        7,060,000             6,751,407
  3.625%                                           05/15/2013        2,410,000             2,256,929
  3.500%                                           11/15/2006        3,750,000             3,799,661
  3.375%                                           12/15/2008        8,200,000             8,098,148
  3.125%                                           04/15/2009        2,600,000             2,526,979
  3.000%                                           11/15/2007        3,320,000             3,289,655
  2.500%                                           05/31/2006          450,000               448,629
  1.875%                                           11/30/2005       20,000,000            19,867,980
                                                                                        ------------
                                                                                          92,237,782
                                                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $143,203,829)                                                                    141,694,712
                                                                                        ------------

----------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--0.3%
----------------------------------------------------------------------------------------------------
Financial Services--0.3%
Illinois State (Illinois)
  5.100%                                           06/01/2033          600,000               532,356
New Jersey Economic Development Authority
  (New Jersey)
  7.425%                                           02/15/2029          500,000               592,130
New Jersey State Turnpike Authority (New Jersey)
  4.252%                                           01/01/2016          550,000               510,279
Oregon State (Oregon)
  5.762%                                           06/01/2023          200,000               200,664
                                                                                        ------------
TOTAL MUNICIPAL OBLIGATIONS
  (Cost $1,856,820)                                                                        1,835,429
                                                                                        ------------

----------------------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--2.0%
----------------------------------------------------------------------------------------------------
Government Issued--2.0%
British Columbia (Province of) (Canada)
  6.500%                                           01/15/2026          150,000               165,981
Canadian Government (Canada)
  5.250%                                           11/05/2008          250,000               264,193
Hydro Quebec (Canada)
  6.300%                                           05/11/2011          350,000               381,710
Italian Republic (Italy)
  6.875%                                           09/27/2023          250,000               283,412
Italian Republic (Italy)
  6.000%                                           02/22/2011        1,550,000             1,669,545
Italian Republic (Italy)
  4.375%                                           10/25/2006          750,000               769,501
Malaysia Government (Malaysia)
  7.500%                                           07/15/2011          250,000               283,125
Manitoba Province (Cayman Islands)
  4.250%                                           11/20/2006          750,000               769,471
New Brunswick Province (Canada)
  3.500%                                           10/23/2007          150,000               150,027
Nova Scotia Province (Canada)
  5.750%                                           02/27/2012          350,000               368,476
Ontario Province (Canada)
  5.500%                                           10/01/2008          550,000               581,511

----------------------------------------------------------------------------------------------------
  Coupon                                            Maturity
   Rate                                               Date                Face                 Value
----------------------------------------------------------------------------------------------------
Ontario Province (Canada)
  3.282%                                           03/28/2008       $  250,000          $    244,135
People's Republic of China (China)
  4.750%                                           10/29/2013          250,000               238,967
Quebec Province (Canada)
  6.125%                                           01/22/2011          850,000               918,332
Quebec Province (Canada)
  5.750%                                           02/15/2009          850,000               903,394
Region of Lombardy (Italy)
  5.804%                                           10/25/2032          100,000                98,285
Republic of Chile (Chile)
  5.500%                                           01/15/2013          150,000               150,765
Republic of Finland (Finland)
  6.950%                                           02/15/2026          150,000               172,319
Republic of Korea (South Korea)
  8.875%                                           04/15/2008          250,000               290,700
Republic of Poland (Poland)
  5.250%                                           01/15/2014          200,000               195,500
Republic of South Africa (South Africa)
  7.375%                                           04/25/2012          250,000               272,188
Saskatchewan Province (Canada)
  7.375%                                           07/15/2013          230,000               270,345
State of Israel (Israel)
  5.125%                                           03/01/2014          250,000               236,897
United Mexican States (Mexico)
  9.875%                                           01/15/2007          150,000               171,600
United Mexican States (Mexico)
  8.500%                                           02/01/2006          350,000               379,225
United Mexican States (Mexico)
  8.300%                                           08/15/2031          250,000               262,500
United Mexican States (Mexico)
  8.125%                                           12/30/2019          750,000               804,375
United Mexican States (Mexico)
  6.375%                                           01/16/2013        1,150,000             1,150,575
                                                                                        ------------
TOTAL SOVEREIGN DEBT OBLIGATIONS
  (Cost $12,382,211)                                                                      12,447,054
                                                                                        ------------

----------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--4.6%
----------------------------------------------------------------------------------------------------
Airlines--0.2%
American Airlines, Inc.,
  Ser. 1999-1, Class A2
  7.024%                                           10/15/2009          157,000               155,331
Continental Airlines, Inc.,
  Ser. 1998-1, Class 1A
  6.648%                                           09/15/2017          638,805               596,622
Delta Airlines, Inc.,
  Ser. 2000-1, Class A2
  7.570%                                           11/18/2010          350,000               325,033
United AirLines, Inc., Pass Thru Trust,
  Ser. 2000-2, Class A-2
  7.186%                                           04/01/2011          245,394               204,331
                                                                                        ------------
                                                                                           1,281,317
                                                                                        ------------
Banking--3.7%
Capital One Auto Finance Trust,
  Ser. 2020-B, Class A3A
  2.710%                                           10/16/2006        1,773,933             1,781,940
Fleet Credit Card Master Trust II,
  Ser. 2001-C, Class A
  3.860%                                           03/15/2007        2,870,000             2,885,035
GE Capital Commercial Mortgage Corporation,
  Ser. 2001-A, Class A2
  6.531%                                           05/15/2033        3,500,000             3,815,119
GMAC Commercial Mortgage Securities, Inc.,
  Ser. 2000-C1, Class A2
  7.724%                                           12/15/2009        1,707,000             1,948,184


                 See accompanying notes to financial statements.             127

June 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
------------------------------------------------------------------------------------------------
  Coupon                                        Maturity
   Rate                                           Date                Face                 Value
------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--(Continued)
------------------------------------------------------------------------------------------------
Household Auto Receivables Trust,
  Ser. 2002-3, Class A4A
  3.440%                                       05/18/2009       $2,000,000          $  2,003,237
LB Commercial Mortgage Trust,
  Ser. 1991-C1, Class A2
  6.780%                                       06/15/2031        6,000,000             6,567,540
Morgan Stanley Capital I,
  Ser. 1997-C1, Class B
  7.690%                                       02/15/2020        1,000,000             1,081,036
Mortgage Capital Funding, Inc.,
  Ser. 1998-MC2, Class A2
  6.423%                                       06/18/2030          750,000               803,482
Wachovia Bank Commercial Mortgage Trust,
  Ser. 2003-C5, Class A2
  3.989%                                       06/15/2035          750,000               686,932
Wachovia Bank Commercial Mortgage Trust,
  Ser. 2003-C9, Class A4
  5.012%                                       12/15/2035          750,000               733,264
                                                                                    ------------
                                                                                      22,305,769
                                                                                    ------------
Electric Utilities--0.5%
Detroit Edison Securitization Funding LLC,
  Ser. 2001-1, Class A6
  6.620%                                       03/01/2016        2,700,000             2,974,370
                                                                                    ------------
Financial Services--0.2%
LB-UBS Commercial Mortgage Trust,
  Ser. 2002-C4, Class A5
  4.853%                                       09/15/2031        1,500,000             1,472,140
                                                                                    ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $28,155,496)                                                                  28,033,596
                                                                                    ------------

------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--11.2%
------------------------------------------------------------------------------------------------
Institutional Money Market Funds--0.6%
Merrill Lynch Premier Institutional Fund
  1.168%                                       07/01/2004   +    1,526,989             1,526,989
Merrimac Cash Fund-Premium Class
  1.112%                                       07/01/2004   +    2,245,950             2,245,950
                                                                                    ------------
                                                                                       3,772,939
                                                                                    ------------
Bank & Certificate Deposits/Offshore Time Deposits--6.5%
Bank of America
  1.500%                                       07/21/2004   +    1,020,887             1,020,887
Bank of America
  1.100%                                       07/07/2004   +    2,382,069             2,382,069
Bank of America
  1.080%                                       07/19/2004   +      680,590               680,590
Bank of Montreal
  1.200%                                       07/23/2004   +    1,108,217             1,108,217
Bank of Nova Scotia
  1.200%                                       07/14/2004   +      340,296               340,296
Bank of Nova Scotia
  1.040%                                       07/06/2004   +    2,722,364             2,722,364
BNP Paribas
  1.080%                                       07/02/2004   +    2,722,364             2,722,364
BNP Paribas
  1.080%                                       07/29/2004   +    2,382,069             2,382,069

------------------------------------------------------------------------------------------------
  Coupon                                        Maturity
   Rate                                           Date                Face                 Value
------------------------------------------------------------------------------------------------
Branch Banker & Trust
  1.080%                                       07/14/2004   +   $1,020,887          $  1,020,887
Canadian Imperial Bank of Commerce
  1.445%                                       11/04/2004   +    1,361,182             1,361,182
Caylon
  1.340%                                       08/24/2004   +      680,590               680,590
Den Danske Bank
  1.080%                                       07/02/2004   +    2,041,773             2,041,773
Den Danske Bank
  1.030%                                       07/02/2004   +    3,402,955             3,402,955
Fairway Finance
  1.281%                                       07/26/2004   +    1,361,182             1,361,182
Fortis Bank
  1.290%                                       09/03/2004   +      340,296               340,296
Fortis Bank
  1.190%                                       07/14/2004   +    1,701,478             1,701,478
Govco, Inc.
  1.252%                                       08/02/2004   +      340,296               340,296
Greyhawk Funding
  1.121%                                       07/13/2004   +    2,041,773             2,041,773
HBOS Halifax Bank of Scotland
  1.300%                                       09/03/2004   +      340,296               340,296
Jupiter Securitization Corporation
  1.071%                                       07/02/2004   +      680,590               680,590
Prefco
  1.111%                                       07/07/2004   +    1,701,478             1,701,478
Royal Bank of Scotland
  1.150%                                       08/10/2004   +    1,020,887             1,020,887
Royal Bank of Scotland
  1.050%                                       07/07/2004   +    1,701,478             1,701,478
Sheffield Receivables Corporation
  1.241%                                       07/20/2004   +      757,421               757,421
Toronto Dominion Bank
  1.090%                                       08/02/2004   +    1,701,478             1,701,478
Wells Fargo
  1.250%                                       07/23/2004   +    2,382,069             2,382,069
Wells Fargo
  1.190%                                       07/14/2004   +    1,701,478             1,701,478
                                                                                    ------------
                                                                                      39,638,443
                                                                                    ------------
Floating Rate Instruments/Master Notes--4.1%
Bear Stearns & Company
  1.635%                                       09/08/2004   +      680,590               680,590
Bear Stearns & Company
  1.635%                                       12/15/2004   +      680,590               680,590
Credit Suisse First Boston Corporation
  1.540%                                       07/01/2004   +    3,402,955             3,402,955
Goldman Sachs Group, Inc.
  1.540%                                       07/01/2004   +    5,785,024             5,785,024
Goldman Sachs Group, Inc.
  1.240%                                       07/02/2004   +    2,041,773             2,041,773
Goldman Sachs Group, Inc.
  1.230%                                       07/29/2004   +    1,361,182             1,361,182
Merrill Lynch & Company, Inc.
  1.540%                                       07/01/2004   +    5,716,965             5,716,965
Morgan Stanley
  1.580%                                       12/10/2004   +    2,382,069             2,382,069
Morgan Stanley
  1.580%                                       03/16/2005   +      816,709               816,709
Morgan Stanley
  1.550%                                       09/10/2004   +    1,701,478             1,701,478
                                                                                    ------------
                                                                                      24,569,335
                                                                                    ------------
TOTAL CASH EQUIVALENTS
  (Cost $67,980,717)                                                                  67,980,717
                                                                                    ------------


128             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

---------------------------------------------------------
Vantagepoint Core
Bond Index Fund                      Face           Value
---------------------------------------------------------
REPURCHASE AGREEMENTS--1.5%
---------------------------------------------------------
IBT Repurchase Ageement
  dated 6/30/2004 due
  07/01/2004, with a
  maturity value of
  $9,126,978 and an
  effective yield of 0.60%
  collateralized by a U.S.
  Government Obligation
  with a rate of 5.44%,
  maturity date of
  09/01/2032 and a market
  value of $9,583,168.         $9,126,826    $  9,126,826
                                             ------------
TOTAL INVESTMENTS^--110.6%
  (Cost $674,447,406)                         672,836,577
Other assets less liabilities--(10.6%)        (64,679,189)
                                             ------------
NET ASSETS--100.0%                           $608,157,388
                                             ============

Notes to the Schedule of Investments:
FRN        Floating Rate Note
MTN        Medium Term Note
REIT       Real Estate Investment Trust
VRN        Variable Rate Note
+          Represents collateral received from securities lending transactions.
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.16% of Total Investments.
^          Fund has Securities on loan. See Note 6.


                 See accompanying notes to financial statements.             129

Schedule of Investments
June 30, 2004 (Unaudited)

-------------------------------------------------------------------------
Vantagepoint 500
Stock Index Fund                             Shares                 Value
-------------------------------------------------------------------------
COMMON STOCKS--97.2%
-------------------------------------------------------------------------
Advertising--0.2%
Interpublic Group, Inc.               *      12,128          $    166,517
Monster Worldwide, Inc.               *       3,572                91,872
Omnicom Group                                 5,717               433,863
                                                             ------------
                                                                  692,252
                                                             ------------
Aerospace & Defense--1.4%
Goodrich Corporation                          3,725               120,429
Boeing Company (The)                         25,239             1,289,461
General Dynamics Corporation                  5,961               591,927
Honeywell International, Inc.                25,696               941,244
Lockheed Martin Corporation                  13,478               701,934
Northrop Grumman
  Corporation                                11,198               601,333
Textron, Inc.                                 4,007               237,815
                                                             ------------
                                                                4,484,143
                                                             ------------
Airlines--0.4%
Delta Airlines, Inc.                  *       3,912                27,853
FedEx Corporation                             8,946               730,799
Southwest Airlines Company                   23,625               396,191
                                                             ------------
                                                                1,154,843
                                                             ------------
Apparel Retailers--0.5%
Gap, Inc. (The)                              26,866               651,501
Kohl's Corporation                    *      10,166               429,818
Ltd. Brands                                  13,963               261,108
Nordstrom, Inc.                               3,951               168,352
                                                             ------------
                                                                1,510,779
                                                             ------------
Automotive--1.1%
Autonation, Inc.                      *       7,809               133,534
Dana Corporation                              4,708                92,277
Delphi Corporation                           16,145               172,429
Ford Motor Company                           54,878               858,841
General Motors Corporation                   16,857               785,368
Genuine Parts Company                         5,010               198,797
Goodyear Tire & Rubber
  Company (The)                       *       5,556                50,504
Harley-Davidson, Inc.                         9,094               563,282
ITT Industries, Inc.                          2,721               225,843
Navistar International
  Corporation                         *       2,176                84,342
Paccar, Inc.                                  5,242               303,984
Visteon Corporation                           4,143                48,349
                                                             ------------
                                                                3,517,550
                                                             ------------
Banking--11.2%
American Express Company                     38,530             1,979,671
AmSouth Bancorp                              10,418               265,346
BB&T Corporation                             16,408               606,604
Bank of America Corporation                  61,191             5,177,982
Bank of New York Company,
  Inc. (The)                                 23,195               683,789
Bank One Corporation                         33,500             1,708,500
Capital One Financial
  Corporation                                 6,912               472,643
Charter One Financial, Inc.                   6,651               293,908
Citigroup, Inc.                             154,350             7,177,275
Comerica, Inc.                                5,253               288,285
Fifth Third Bancorp                          16,919               909,904
First Horizon National
  Corporation                                 3,674               167,057
Golden West Financial
  Corporation                                 4,511               479,745

-------------------------------------------------------------------------

                                             Shares                 Value
-------------------------------------------------------------------------
Huntington Bancshares, Inc.                   6,547          $    149,926
JP Morgan Chase & Company                    61,705             2,392,303
KeyCorp                                      12,373               369,829
M&T Bank Corporation                          3,497               305,288
MBNA Corporation                             38,259               986,700
Marshall & IIsley Corporation                 6,769               264,600
Mellon Financial Corporation                 12,922               379,002
National City Corporation                    18,151               635,467
North Fork Bancorp, Inc.                      4,402               167,496
Northern Trust Corporation                    6,577               278,076
PNC Financial Services
  Group, Inc.                                 8,280               439,502
Providian Financial
  Corporation                         *       9,193               134,861
Regions Financial Corporation                 6,634               242,473
SLM Corporation                              13,476               545,104
SouthTrust Corporation                       10,108               392,291
State Street Corporation                     10,082               494,421
Suntrust Banks, Inc.                          8,415               546,891
Synovus Financial Corporation                 8,954               226,715
U.S. Bancorp                                 57,473             1,583,956
Union Planters Corporation                    5,472               163,120
Wachovia Corporation                         39,418             1,754,101
Washington Mutual, Inc.                      26,978             1,042,430
Wells Fargo & Company                        50,678             2,900,302
Zions Bancorp                                 2,546               156,452
                                                             ------------
                                                               36,762,015
                                                             ------------
Beverages, Food & Tobacco--5.3%
Adolph Coors Company
  Class B                                     1,153                83,408
Altria Group, Inc.                           61,317             3,068,916
Anheuser-Busch Companies,
  Inc.                                       24,400             1,317,600
Archer-Daniels-Midland
  Company                                    19,379               325,180
Brown-Forman Corporation
  Class B                                     3,543               171,021
Campbell Soup Company                        12,293               330,436
Coca-Cola Company (The)                      73,228             3,696,549
Coca-Cola Enterprises, Inc.                  13,703               397,250
ConAgra Foods, Inc.                          16,101               436,015
General Mills, Inc.                          11,222               533,382
H.J. Heinz Company                           10,543               413,286
Hershey Foods Corporation                     7,842               362,849
Kellogg Company                              12,325               515,801
McCormick & Company, Inc.                     3,995               135,830
Pepsi Bottling Group, Inc.                    7,922               241,938
Pepsico, Inc.                                51,262             2,761,997
RJ Reynolds Tobacco
  Holdings, Inc.                              2,380               160,864
Safeway, Inc.                         *      13,207               334,665
Sara Lee Corporation                         23,724               545,415
Supervalu, Inc.                               4,247               130,001
Sysco Corporation                            19,293               692,040
UST, Inc.                                     4,851               174,636
WM Wrigley Jr. Company                        6,616               417,139
                                                             ------------
                                                               17,246,218
                                                             ------------
Building Materials--1.2%
Home Depot, Inc.                             68,146             2,398,739
Louisiana-Pacific Corporation                 3,355                79,346
Lowe's Companies, Inc.                       23,600             1,240,180
Vulcan Materials Company                      2,921               138,894
                                                             ------------
                                                                3,857,159
                                                             ------------


130             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

------------------------------------------------------------------------------
Vantagepoint 500
Stock Index Fund                                  Shares                 Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Chemicals--1.3%
Air Products & Chemicals, Inc.                     6,796          $    356,450
Avery Dennison Corporation                         3,199               204,768
Cooper Tire & Rubber
  Company                                          2,340                53,820
Dow Chemical Company (The)                        27,948             1,137,484
Eastman Chemical Company                           2,451               113,310
EI Du Pont de Nemours &
  Company                                         29,863             1,326,514
Great Lakes Chemical
  Corporation                                      1,603                43,377
Hercules, Inc.                             *       3,515                42,848
International Flavors &
  Fragrances, Inc.                                 2,965               110,891
Monsanto Company                                   7,897               304,035
PPG Industries, Inc.                               5,081               317,512
Praxair, Inc.                                      9,696               386,967
                                                                  ------------
                                                                     4,397,976
                                                                  ------------
Commercial Services--1.2%
Allied Waste Industries, Inc.              *      10,137               133,606
Apollo Group, Inc. Class A                 *       5,284               466,524
Cendant Corporation                               30,182               738,855
Cintas Corporation                                 5,008               238,731
Convergys Corporation                      *       4,528                69,731
Equifax, Inc.                                      4,405               109,024
Fluor Corporation                                  2,599               123,894
H&R Block, Inc.                                    5,346               254,897
Moody's Corporation                                4,411               285,215
Paychex, Inc.                                     11,338               384,131
Robert Half International, Inc.                    5,423               161,443
RR Donnelley & Sons
  Company                                          6,281               207,399
Ryder System, Inc.                                 2,030                81,342
Waste Management, Inc.                            17,245               528,559
                                                                  ------------
                                                                     3,783,351
                                                                  ------------
Communications--1.6%
ADC Telecommunications,
  Inc.                                     *      25,498                72,414
Andrew Corporation                         *       4,865                97,349
Avaya, Inc.                                *      12,197               192,591
Ciena Corporation                          *      15,008                55,830
Comverse Technology, Inc.                  *       6,104               121,714
Corning, Inc.                              *      40,410               527,755
Lucent Technologies, Inc.                  *     127,579               482,249
Motorola, Inc.                                    70,107             1,279,453
Network Appliance, Inc.                    *      10,224               220,123
Qualcomm, Inc.                                    24,134             1,761,299
Scientific-Atlanta, Inc.                           4,807               165,841
Tellabs, Inc.                              *      13,208               115,438
                                                                  ------------
                                                                     5,092,056
                                                                  ------------
Computer Software & Processing--6.1%
Adobe Systems, Inc.                                7,009               325,918
Affiliated Computer
  Services, Inc. Class A                   *       4,200               222,348
Autodesk, Inc.                                     3,533               151,248
Automatic Data
  Processing, Inc.                                17,624               738,093
BMC Software, Inc.                         *       6,366               117,771
Citrix Systems, Inc.                       *       5,196               105,791
Computer Associates
  International, Inc.                             17,438               489,310
Computer Sciences
  Corporation                              *       5,532               256,851

------------------------------------------------------------------------------

                                                  Shares                 Value
------------------------------------------------------------------------------
Compuware Corporation                      *      12,167          $     80,302
Deluxe Corporation                                 1,601                69,643
Electronic Arts, Inc.                      *       8,932               487,241
Electronic Data Systems
  Corporation                                     14,412               275,990
First Data Corporation                            26,555             1,182,229
Fiserv, Inc.                               *       5,738               223,151
IMS Health, Inc.                                   6,882               161,314
Intuit, Inc.                               *       5,986               230,940
Mercury Interactive
  Corporation                              *       2,850               142,015
Microsoft Corporation                            323,379             9,235,704
NCR Corporation                            *       2,995               148,522
Novell, Inc.                               *      11,821                99,178
Nvidia Corporation                         *       5,134               105,247
Oracle Corporation                         *     156,606             1,868,310
Parametric Technology
  Corporation                              *       8,439                42,195
Peoplesoft, Inc.                           *      11,171               206,663
Siebel Systems, Inc.                       *      14,400               153,792
Sun Microsystems, Inc.                     *      98,436               427,212
Sungard Data Systems, Inc.                 *       8,496               220,896
Symantec Corporation                       *       9,354               409,518
Unisys Corporation                         *      10,465               145,254
Veritas Software
  Corporation                              *      12,839               355,640
Yahoo!, Inc.                               *      39,828             1,446,951
                                                                  ------------
                                                                    20,125,237
                                                                  ------------
Computers & Information--5.7%
3M Company                                        23,453             2,111,005
Apple Computer, Inc.                       *      10,877               353,938
Cisco Systems, Inc.                        *     202,398             4,796,833
Dell, Inc.                                 *      76,678             2,746,606
EMC Corporation                            *      72,495               826,443
Gateway, Inc.                              *      10,279                46,255
Hewlett-Packard Company                           91,353             1,927,548
International Business
  Machines Corporation                            50,878             4,484,896
International Game
  Technology                                      10,362               399,973
Jabil Circuit, Inc.                        *       5,824               146,648
Lexmark International, Inc.                *       3,868               373,378
Pitney Bowes, Inc.                                 6,996               309,573
Solectron Corporation                      *      23,667               153,125
Symbol Technologies, Inc.                          7,303               107,646
                                                                  ------------
                                                                    18,783,867
                                                                  ------------
Containers & Packaging--0.1%
Ball Corporation                                   1,784               128,537
Sealed Air Corporation                     *       2,691               143,350
                                                                  ------------
                                                                       271,887
                                                                  ------------
Cosmetics & Personal Care--2.4%
Alberto Culver Company
  Class B                                          2,792               139,991
Avon Products, Inc.                               14,178               654,173
Clorox Company                                     6,383               343,278
Colgate-Palmolive Company                         15,912               930,056
Ecolab, Inc.                                       7,660               242,822
Gillette Company (The)                            30,137             1,277,809
Procter & Gamble Company                          77,522             4,220,298
                                                                  ------------
                                                                     7,808,427
                                                                  ------------
Diversified--3.1%
General Electric Company                         315,846            10,233,410
                                                                  ------------


                 See accompanying notes to financial statements.             131

June 30, 2004 (Unaudited)

------------------------------------------------------------------------
Vantagepoint 500
Stock Index Fund                            Shares                 Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Electric Utilities--2.5%
AES Corporation (The)                *      17,814          $    176,893
Allegheny Energy, Inc.               *       4,024                62,010
Ameren Corporation                           5,445               233,917
American Electric Power
  Company, Inc.                             11,809               377,888
CMS Energy Corporation               *       5,099                46,554
Calpine Corporation                  *      13,075                56,484
Centerpoint Energy, Inc.                     9,695               111,492
Cinergy Corporation                          5,238               199,044
Consolidated Edison, Inc.                    6,739               267,943
Constellation Energy
  Group, Inc.                                4,897               185,596
DTE Energy Company                           4,930               199,862
Dominion Resources, Inc.                     9,672               610,110
Duke Energy Corporation                     27,236               552,618
Edison International                         9,818               251,046
Entergy Corporation                          6,845               383,388
Exelon Corporation                          19,710               656,146
FPL Group, Inc.                              5,524               353,260
FirstEnergy Corporation                      9,844               368,264
KeySpan Corporation                          4,636               170,141
NiSource, Inc.                               7,613               156,980
PG&E Corporation                     *      12,532               350,144
PPL Corporation                              5,314               243,913
Pinnacle West Capital
  Corporation                                2,891               116,767
Progress Energy, Inc.                        7,359               324,164
Public Service Enterprise
  Group, Inc.                                7,046               282,051
Sempra Energy                                6,663               229,407
Southern Company (The)                      21,984               640,834
TXU Corporation                              9,655               391,124
TECO Energy, Inc.                            5,950                71,340
Xcel Energy, Inc.                           11,931               199,367
                                                            ------------
                                                               8,268,747
                                                            ------------
Electrical Equipment--0.3%
Cooper Industries Ltd. Class A               2,756               163,734
Emerson Electric Company                    12,625               802,319
Thomas & Betts Corporation                   1,853                50,457
                                                            ------------
                                                               1,016,510
                                                            ------------
Electronics--3.7%
Advanced Micro
  Devices, Inc.                      *      10,136               161,162
Agilent Technologies, Inc.           *      14,256               417,416
Altera Corporation                   *      11,395               253,197
American Power Conversion
  Corporation                                5,586               109,765
Analog Devices, Inc.                        11,230               528,708
Applied Micro Circuits
  Corporation                        *       9,726                51,742
Broadcom Corporation
  Class A                            *       9,088               425,046
Intel Corporation                          194,237             5,360,941
JDS Uniphase Corporation             *      41,646               157,838
LSI Logic Corporation                *      12,007                91,493
Linear Technology Corporation                9,592               378,596
Maxim Integrated
  Products, Inc.                             9,805               513,978
Micron Technology, Inc.              *      18,238               279,224
Molex, Inc.                                  5,528               177,338
National Semiconductor
  Corporation                        *      10,538               231,731
Novellus Systems, Inc.               *       4,823               151,635

------------------------------------------------------------------------

                                            Shares                 Value
------------------------------------------------------------------------
PMC-Sierra, Inc.                     *       5,469          $     78,480
Power-One, Inc.                      *       2,640                28,987
QLogic Corporation                   *       2,992                79,557
Raytheon Company                            12,479               446,374
Rockwell Collins, Inc.                       5,106               170,132
Sanmina-SCI Corporation              *      14,979               136,309
Teradyne, Inc.                       *       5,458               123,897
Texas Instruments, Inc.                     51,902             1,254,990
Xilinx, Inc.                                10,339               344,392
                                                            ------------
                                                              11,952,928
                                                            ------------
Entertainment & Leisure--1.5%
Eastman Kodak Company                        8,476               228,682
Harrah's Entertainment, Inc.                 3,197               172,958
Hasbro, Inc.                                 5,527               105,013
Mattel, Inc.                                12,914               235,680
Time Warner, Inc.                    *     136,381             2,397,578
Walt Disney Company                         61,366             1,564,219
Xerox Corporation                    *      23,877               346,216
                                                            ------------
                                                               5,050,346
                                                            ------------
Financial Services--3.3%
Bear Stearns Companies,
  Inc. (The)                                 3,104               261,698
Charles Schwab Corporation
  (The)                                     40,654               390,685
Countrywide Financial
  Corporation                                8,295               582,724
E*Trade Financial
  Corporation                        *      11,500               128,225
Federal Home Loan Mortgage
  Corporation                               20,630             1,305,879
Federal National Mortgage
  Association                               29,069             2,074,364
Federated Investors, Inc.
  Class B                                    3,440               104,370
Franklin Resources, Inc.                     7,447               372,946
Goldman Sachs Group, Inc.                   14,493             1,364,661
Janus Capital Group, Inc.                    7,623               125,703
Lehman Brothers
  Holdings, Inc.                             8,298               624,424
Merrill Lynch & Company, Inc.               29,033             1,567,201
Morgan Stanley                              32,895             1,735,869
T. Rowe Price Group, Inc.                    3,642               183,557
                                                            ------------
                                                              10,822,306
                                                            ------------
Food Retailers--0.4%
Albertson's, Inc.                           10,917               289,737
Kroger Company                       *      22,795               414,869
Starbucks Corporation                *      11,885               516,760
Winn-Dixie Stores, Inc.                      4,488                32,314
                                                            ------------
                                                               1,253,680
                                                            ------------
Forest Products & Paper--0.9%
Bemis Company                                3,365                95,061
Boise Cascade Corporation                    2,737               103,021
Georgia-Pacific Corporation                  7,548               279,125
International Paper Company                 14,413               644,261
Kimberly Clark Corporation                  15,074               993,075
MeadWestvaco Corporation                     5,752               169,051
Pactiv Corporation                   *       4,978               124,151
Temple-Inland, Inc.                          1,719               119,041
Weyerhaeuser Company                         6,560               414,067
                                                            ------------
                                                               2,940,853
                                                            ------------


132             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Vantagepoint 500
Stock Index Fund                                        Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Health Care Providers--0.9%
Caremark Rx, Inc.                              *        14,100      $    464,454
Express Scripts, Inc.                          *         2,287           181,199
HCA, Inc.                                               14,891           619,317
Health Management
  Associates, Inc. Class A                               7,595           170,280
Manor Care, Inc.                                         2,822            92,223
Tenet Healthcare
  Corporation                                  *        13,319           178,608
UnitedHealth Group, Inc.                                18,712         1,164,822
                                                                    ------------
                                                                       2,870,903
                                                                    ------------
Heavy Construction--0.1%
Centex Corporation                                       3,736           170,922
                                                                    ------------
Heavy Machinery--1.9%
American Standard
  Companies, Inc.                              *         6,615           266,651
Applied Materials, Inc.                        *        50,363           988,122
Baker Hughes, Inc.                                      10,003           376,613
Black & Decker Corporation                               2,461           152,902
Caterpillar, Inc.                                       10,395           825,779
Cummins, Inc.                                            1,339            83,688
Deere & Company                                          7,299           511,952
Dover Corporation                                        6,014           253,189
Eaton Corporation                                        4,513           292,172
Ingersoll-Rand Company
  Class A                                                5,293           361,565
Pall Corporation                                         3,958           103,660
Parker Hannifin Corporation                              3,455           205,434
Rockwell Automation, Inc.                                5,403           202,667
Stanley Works (The)                                      2,567           117,004
United Technologies
  Corporation                                           15,413         1,409,981
W.W. Grainger, Inc.                                      2,889           166,118
                                                                    ------------
                                                                       6,317,497
                                                                    ------------
Home Construction, Furnishings & Appliances--0.4%
Johnson Controls, Inc.                                   5,719           305,280
KB Home                                                  1,468           100,749
Leggett & Platt, Inc.                                    6,076           162,290
Masco Corporation                                       13,567           423,019
Maytag Corporation                                       2,488            60,981
Pulte Homes, Inc.                                        3,629           188,817
Whirlpool Corporation                                    2,005           137,543
                                                                    ------------
                                                                       1,378,679
                                                                    ------------
Household Products--0.5%
Fortune Brands, Inc.                                     4,419           333,325
Illinois Tool Works, Inc.                                9,257           887,654
Newell Rubbermaid, Inc.                                  7,990           187,765
Rohm & Haas Company                                      6,651           276,549
Snap-On, Inc.                                            1,846            61,933
                                                                    ------------
                                                                       1,747,226
                                                                    ------------
Industrial--Diversified--0.6%
Tyco International Ltd.                                 59,901         1,985,119
                                                                    ------------
Insurance--5.2%
ACE Ltd. (Bermuda)                                       8,336           352,446
Aflac, Inc.                                             15,340           626,025
Aetna, Inc.                                              4,632           393,720
Allstate Corporation (The)                              21,078           981,181

--------------------------------------------------------------------------------

                                                        Shares             Value
--------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                              3,184      $    233,833
American International
  Group, Inc.                                           78,182         5,572,813
Anthem, Inc.                                   *         4,078           365,226
AON Corporation                                          9,330           265,625
Chubb Corporation                                        5,646           384,944
Cigna Corporation                                        4,149           285,493
Cincinnati Financial
  Corporation                                            4,915           213,901
Hartford Financial Services
  Group, Inc.                                            8,758           602,025
Humana, Inc.                                   *         5,100            86,190
Jefferson Pilot Corporation                              4,267           216,764
Lincoln National Corporation                             5,337           252,173
Loews Corporation                                        5,573           334,157
MBIA, Inc.                                               4,364           249,272
MGIC Investment Corporation                              2,917           221,284
Marsh & McLennan
  Companies, Inc.                                       15,891           721,134
Metlife, Inc.                                           22,772           816,376
Principal Financial Group                                9,826           341,748
Progressive Corporation (The)                            6,540           557,862
Prudential Financial, Inc.                              16,216           753,558
Safeco Corporation                                       3,988           175,472
St. Paul Travelers Companies                            19,867           805,408
Torchmark Corporation                                    3,284           176,679
UnumProvident Corporation                                9,377           149,094
WellPoint Health Networks                      *         4,611           516,478
XL Capital Ltd. Class A
  (Bermuda)                                              4,146           312,857
                                                                    ------------
                                                                      16,963,738
                                                                    ------------
Lodging--0.3%
Hilton Hotels Corporation                               11,012           205,484
Marriott International, Inc.
  Class A                                                7,023           350,307
Starwood Hotels & Resorts
  Worldwide, Inc.                                        6,003           269,235
                                                                    ------------
                                                                         825,026
                                                                    ------------
Media--Broadcasting & Publishing--2.1%
Clear Channel
  Communications, Inc.                                  18,492           683,279
Comcast Corporation
  Class A                                      *        67,476         1,891,352
Dow Jones & Company, Inc.                                2,582           116,448
Gannett Company, Inc.                                    8,083           685,843
Knight-Ridder, Inc.                                      2,330           167,760
McGraw-Hill Companies,
  Inc. (The)                                             5,767           441,579
Meredith Corporation                                     1,589            87,331
New York Times Company
  Class A                                                4,417           197,484
Tribune Company                                          9,888           450,300
Univision Communications,
  Inc. Class A                                 *         9,711           310,072
Viacom, Inc. Class B                                    52,391         1,871,407
                                                                    ------------
                                                                       6,902,855
                                                                    ------------
Medical Supplies--4.0%
Allergan, Inc.                                           3,930           351,814
Applera Corp.--Applied
  Biosystems Group                                       5,986           130,196
Bausch & Lomb, Inc.                                      1,661           108,081
Baxter International, Inc.                              18,324           632,361
Becton, Dickinson & Company                              7,740           400,932
Biomet, Inc.                                             7,695           341,966


                 See accompanying notes to financial statements.             133

June 30, 2004 (Unaudited)

------------------------------------------------------------------------
Vantagepoint 500
Stock Index Fund                            Shares                 Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Boston Scientific
  Corporation                        *      24,540          $  1,050,312
C.R. Bard, Inc.                              2,884               163,379
Guidant Corporation                          9,347               522,310
Johnson & Johnson                           88,887             4,951,006
Kla-Tencor Corporation               *       5,865               289,614
Medtronic, Inc.                             36,281             1,767,610
Millipore Corporation                *       1,546                87,148
PerkinElmer, Inc.                            4,019                80,541
Quest Diagnostics, Inc.                      3,092               262,665
St. Jude Medical, Inc.               *       5,263               398,146
Stryker Corporation                         12,032               661,760
Tektronix, Inc.                              2,676                91,038
Thermo Electron
  Corporation                        *       5,157               158,526
Waters Corporation                   *       3,446               164,650
Zimmer Holdings, Inc.                *       7,257               640,067
                                                            ------------
                                                              13,254,122
                                                            ------------
Metals--0.8%
Alcoa, Inc.                                 26,101               862,116
Allegheny Technologies, Inc.                 2,556                46,136
Crane Company                                1,883                59,107
Danaher Corporation                          9,124               473,079
Engelhard Corporation                        3,972               128,335
Newmont Mining Corporation                  12,982               503,182
Nucor Corporation                            2,180               167,337
Phelps Dodge Corporation             *       2,830               219,353
United States Steel
  Corporation                                3,516               123,482
Worthington Industries, Inc.                 2,728                56,006
                                                            ------------
                                                               2,638,133
                                                            ------------
Mining--0.1%
Freeport-McMoran Copper &
  Gold, Inc. Class B                         5,178               171,651
                                                            ------------
Oil & Gas--6.3%
Amerada Hess Corporation                     2,647               209,616
Anadarko Petroleum
  Corporation                                7,544               442,078
Apache Corporation                           9,663               420,824
Ashland, Inc.                                2,173               114,756
BJ Services Company                  *       4,613               211,460
Burlington Resources, Inc.                  11,582               419,037
ChevronTexaco Corporation                   32,049             3,016,131
ConocoPhillips                              20,457             1,560,665
Devon Energy Corporation                     6,963               459,558
Dynegy, Inc. Class A                 *      11,945                50,886
EOG Resources, Inc.                          3,345               199,730
EL Paso Corporation                         19,255               151,729
Exxon Mobil Corporation                    196,502             8,726,654
Halliburton Company                         12,973               392,563
Kerr-McGee Corporation                       4,494               241,642
Kinder Morgan, Inc.                          3,703               219,551
Marathon Oil Corporation                     9,824               371,740
Nabors Industries Ltd.               *       4,242               191,823
Nicor, Inc.                                  1,395                47,388
Noble Corporation                    *       3,837               145,384
Occidental Petroleum
  Corporation                               11,594               561,266
Peoples Energy Corporation                   1,166                49,147
Rowan Companies, Inc.                *       2,989                72,722
Schlumberger Ltd.                           17,638             1,120,189
Sunoco, Inc.                                 2,147               136,592

------------------------------------------------------------------------

                                            Shares                 Value
------------------------------------------------------------------------
Transocean, Inc.                     *       9,531          $    275,827
Unocal Corporation                           7,799               296,362
Valero Energy Corporation                    3,800               280,288
Williams Companies, Inc.                    14,812               176,263
                                                            ------------
                                                              20,561,871
                                                            ------------
Pharmaceuticals--7.7%
Abbott Laboratories                         46,803             1,907,690
AmerisourceBergen
  Corporation                                3,244               193,926
Amgen, Inc.                          *      38,646             2,108,912
Biogen Idec, Inc.                    *       9,774               618,206
Bristol-Myers Squibb
  Company                                   58,107             1,423,622
Cardinal Health, Inc.                       13,010               911,351
Chiron Corporation                   *       5,544               247,484
Eli Lilly & Company                         33,657             2,352,961
Forest Laboratories, Inc.            *      10,977               621,628
Genzyme Corporation                  *       6,697               316,969
Hospira, Inc.                        *       4,680               129,168
King Pharmaceuticals, Inc.           *       7,638                87,455
McKesson Corporation                         8,727               299,598
Medco Health Solutions,
  Inc.                               *       8,058               302,175
MedImmune, Inc.                      *       7,140               167,076
Merck & Company, Inc.                       66,656             3,166,160
Mylan Laboratories                           8,000               162,000
Pfizer, Inc.                               228,455             7,831,437
Schering-Plough Corporation                 44,031               813,693
Sigma Aldrich Corporation                    2,196               130,904
Watson Pharmaceuticals,
  Inc.                               *       3,019                81,211
Wyeth                                       39,871             1,441,735
                                                            ------------
                                                              25,315,361
                                                            ------------
Real Estate--0.4%
Apartment Investment &
  Management Company REIT
  Class A                                    2,984                92,892
Equity Office Properties Trust
  REIT                                      12,260               333,472
Equity Residential REIT                      8,222               244,440
Plum Creek Timber Company,
  Inc. REIT                                  5,294               172,479
Prologis REIT                                5,298               174,410
Simon Property Group, Inc.
  REIT                                       5,758               296,076
                                                            ------------
                                                               1,313,769
                                                            ------------
Restaurants--0.5%
Darden Restaurants, Inc.                     5,222               107,312
McDonald's Corporation                      37,790               982,540
Wendy's International, Inc.                  3,208               111,767
Yum! Brands, Inc.                    *       8,814               328,057
                                                            ------------
                                                               1,529,676
                                                            ------------
Retailers--4.9%
Autozone, Inc.                       *       2,611               209,141
Bed Bath & Beyond, Inc.              *       8,977               345,166
Best Buy Company, Inc.                       9,747               494,563
Big Lots, Inc.                       *       3,704                53,560
CVS Corporation                             11,907               500,332
Circuit City Stores, Inc.                    6,636                85,936
Costco Wholesale Corporation                13,694               562,413
Dillard's, Inc. Class A                      2,636                58,783
Dollar General Corporation                   9,870               193,057
eBay, Inc.                           *      19,355             1,779,692
Family Dollar Stores, Inc.                   4,961               150,914


134             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint 500
Stock Index Fund                                Shares            Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
Federated Department Stores                      5,425    $    266,368
JC Penney Company, Inc.
  (Holding Company)                              8,144         307,517
May Department Stores
  Company (The)                                  8,639         237,486
Office Depot, Inc.                         *     9,214         165,023
RadioShack Corporation                           4,698         134,504
Sears Roebuck & Company                          6,538         246,875
Sherwin-Williams Company
  (The)                                          4,215         175,133
Staples, Inc.                                   14,978         439,005
TJX Companies, Inc.                             15,438         372,673
Target Corporation                              27,261       1,157,775
Tiffany & Company                                4,243         156,355
Toys R US, Inc.                            *     6,762         108,057
Walgreen Company                                30,664       1,110,343
Wal-Mart Stores, Inc.                          128,341       6,771,271
                                                          ------------
                                                            16,081,942
                                                          ------------
Telecommunications--0.0%
Citizens Communications
  Company                                  *     9,009         109,009
                                                          ------------
Telephone Systems--3.3%
Alltel Corporation                               9,382         474,917
AT&T Corporation                                23,810         348,340
AT&T Wireless Services,
  Inc.                                     *    81,659       1,169,357
BellSouth Corporation                           54,920       1,440,002
CenturyTel, Inc.                                 4,567         137,193
Nextel Communications,
  Inc. Class A                             *    32,918         877,594
Qwest Communications
  International, Inc.                      *    52,785         189,498
SBC Communications, Inc.                        99,135       2,404,024
Sprint Corp.-FON Group                          42,767         752,699
Verizon Communications, Inc.                    82,744       2,994,505
                                                          ------------
                                                            10,788,129
                                                          ------------
Textiles, Clothing & Fabrics--0.3%
Jones Apparel Group, Inc.                        4,000         157,920
Liz Claiborne, Inc.                              3,456         124,347
Nike, Inc. Class B                               7,910         599,183
Reebok International Ltd.                        1,864          67,067
VF Corporation                                   3,122         152,041
                                                          ------------
                                                             1,100,558
                                                          ------------
Transportation--1.5%
Brunswick Corporation                            2,897         118,198
Burlington Northern Santa Fe
  Corporation                                   11,156         391,241
CSX Corporation                                  6,278         205,730
Carnival Corporation                            18,846         885,762
Norfolk Southern Corporation                    11,664         309,329
Sabre Holdings Corporation                       3,944         109,288
Union Pacific Corporation                        7,780         462,521
United Parcel Service, Inc.
  Class B                                       33,800       2,540,746
                                                          ------------
                                                             5,022,815
                                                          ------------
TOTAL COMMON STOCKS
 (Cost $168,016,060)                                       318,075,541
                                                          ------------

-----------------------------------------------------------
  Coupon        Maturity
   Rate           Date                 Face           Value
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.2%
-----------------------------------------------------------
U.S. Treasury Bills--0.2%
U.S. Treasury Bill
  1.350%        09/30/2004   **   $  50,000    $     49,829
  1.300%        09/30/2004   **      50,000          49,836
  1.295%        09/30/2004   **     100,000          99,673
  1.260%        09/30/2004   **     350,000         348,885
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $548,223)                                    548,223
                                               ------------

-----------------------------------------------------------
CASH EQUIVALENTS--6.4%
-----------------------------------------------------------
Institutional Money Market Funds--0.4%
Merrill Lynch Premier Institutional Fund
  1.168%        07/01/2004   +      468,251         468,251
Merrimac Cash Fund-Premium Class
  1.112%        07/01/2004   +      688,722         688,722
                                               ------------
                                                  1,156,973
                                               ------------
Bank & Certificate Deposits/Offshore Time Deposits--3.7%
Bank of America
  1.500%        07/21/2004   +      313,055         313,055
Bank of America
  1.100%        07/07/2004   +      730,463         730,463
Bank of America
  1.080%        07/19/2004   +      208,704         208,704
Bank of Montreal
  1.200%        07/23/2004   +      339,835         339,835
Bank of Nova Scotia
  1.200%        07/14/2004   +      104,352         104,352
Bank of Nova Scotia
  1.040%        07/06/2004   +      834,815         834,815
BNP Paribas
  1.080%        07/02/2004   +      834,815         834,815
BNP Paribas
  1.080%        07/29/2004   +      730,463         730,463
Branch Banker & Trust
  1.080%        07/14/2004   +      313,055         313,055
Canadian Imperial Bank of Commerce
  1.445%        11/04/2004   +      417,407         417,407
Caylon
  1.340%        08/24/2004   +      208,704         208,704
Den Danske Bank
  1.080%        07/02/2004   +      626,111         626,111
Den Danske Bank
  1.030%        07/02/2004   +    1,043,518       1,043,518
Fairway Finance
  1.281%        07/26/2004   +      417,407         417,407
Fortis Bank
  1.290%        09/03/2004   +      104,352         104,352
Fortis Bank
  1.190%        07/14/2004   +      521,759         521,759
Govco, Inc.
  1.252%        08/02/2004   +      104,352         104,352
Greyhawk Funding
  1.121%        07/13/2004   +      626,111         626,111
HBOS Halifax Bank of Scotland
  1.300%        09/03/2004   +      104,352         104,352
Jupiter Securitization Corporation
  1.071%        07/02/2004   +      208,704         208,704
Prefco
  1.111%        07/07/2004   +      521,759         521,759
Royal Bank of Scotland
  1.150%        08/10/2004   +      313,055         313,055


                 See accompanying notes to financial statements.             135

June 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------
Vantagepoint 500
Stock Index Fund
------------------------------------------------------------------------------------------
  Coupon                                        Maturity
   Rate                                           Date                Face           Value
------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
------------------------------------------------------------------------------------------
Royal Bank of Scotland
  1.050%                                       07/07/2004   +   $  521,759    $    521,759
Sheffield Receivables Corporation
  1.241%                                       07/20/2004   +      232,264         232,264
Toronto Dominion Bank
  1.090%                                       08/02/2004   +      521,759         521,759
Wells Fargo
  1.250%                                       07/23/2004   +      730,463         730,463
Wells Fargo
  1.190%                                       07/14/2004   +      521,759         521,759
                                                                              ------------
                                                                                12,155,152
                                                                              ------------
Floating Rate Instruments/Master Notes--2.3%
Bear Stearns & Company
  1.635%                                       09/08/2004   +      208,704         208,704
Bear Stearns & Company
  1.635%                                       12/15/2004   +      208,704         208,704
Credit Suisse First Boston Corporation
  1.540%                                       07/01/2004   +    1,043,518       1,043,518
Goldman Sachs Group, Inc.
  1.540%                                       07/01/2004   +    1,773,981       1,773,981
Goldman Sachs Group, Inc.
  1.240%                                       07/02/2004   +      626,111         626,111
Goldman Sachs Group, Inc.
  1.230%                                       07/29/2004   +      417,407         417,407
Merrill Lynch & Company, Inc.
  1.540%                                       07/01/2004   +    1,753,111       1,753,111
Morgan Stanley
  1.580%                                       12/10/2004   +      730,463         730,463
Morgan Stanley
  1.580%                                       03/16/2005   +      250,444         250,444
Morgan Stanley
  1.550%                                       09/10/2004   +      521,759         521,759
                                                                              ------------
                                                                                 7,534,202
                                                                              ------------
TOTAL CASH EQUIVALENTS
 (Cost $20,846,327)                                                             20,846,327
                                                                              ------------

------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.5%
------------------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 06/30/2004 due
  07/01/2004, with a
  maturity value of
  $8,365,573 and an
  effective yield of 0.60%
  collateralized by a U.S.
  Government Obligation
  with a rate of 5.82%,
  maturity date of
  07/01/2032 and a market
  value of $8,783,706.                                           8,365,434       8,365,434
                                                                              ------------
TOTAL INVESTMENTS^--106.3%
 (Cost $197,776,044)                                                           347,835,525
Other assets less liabilities--(6.3%)                                          (20,527,568)
                                                                              ------------
NET ASSETS--100.0%                                                            $327,307,957
                                                                              ============

--------------------------------------------------------------------------------
Notes to the Schedule of Investments:
REIT  Real Estate Investment Trust
*     Non-income producing security.
**    Security has been pledged as collateral for futures contracts.
+     Represents collateral received from securities lending transactions.
^     Fund has Securities on loan. See Note 6.


136             See accompanying notes to financial statements.

Schedule of Investments
June 30, 2004 (Unaudited)

------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                               Shares             Value
------------------------------------------------------------------------
COMMON STOCKS--99.1%
------------------------------------------------------------------------
Advertising--0.3%
24/7 Real Media, Inc.                  *           273      $      1,532
Aquantive, Inc.                        *         2,027            20,027
Catalina Marketing
  Corporation                          *         2,131            38,976
Digital Impact, Inc.                   *         1,751             3,327
DoubleClick, Inc.                      *         5,228            40,622
Getty Images, Inc.                     *         2,442           146,520
Grey Global Group, Inc.                             27            26,595
Interpublic Group, Inc.                *        17,203           236,197
Jupitermedia Corporation               *         1,450            20,532
Lamar Advertising
  Company                              *         3,294           142,795
Modem Media, Inc.                      *         1,000             5,260
Monster Worldwide, Inc.                *         4,681           120,395
Obie Media Corporation                 *         1,115             4,304
Omnicom Group                                    7,585           575,626
Valueclick, Inc.                       *         4,058            48,615
                                                            ------------
                                                               1,431,323
                                                            ------------
Aerospace & Defense--1.2%
AAR Corporation                        *         1,489            16,898
Alliant Techsystems, Inc.              *         1,550            98,177
Armor Holdings, Inc.                   *         1,500            51,000
Goodrich Corporation                             4,882           157,835
Boeing Company (The)                            34,409         1,757,956
Fairchild Corporation (The)
  Class A                              *         3,265            13,974
Gencorp, Inc.                                    1,629            21,812
General Dynamics Corporation                     8,205           814,756
Heico Corporation                                  705            12,866
Heico Corporation Class A                          878            12,248
Honeywell International, Inc.                   35,071         1,284,651
Kreisler Manufacturing
  Corporation                          *         1,250             9,000
Lockheed Martin Corporation                     18,010           937,961
Northrop Grumman
  Corporation                                   14,800           794,760
Orbital Sciences
  Corporation                          *         2,123            29,319
Sequa Corporation Class A              *           510            29,820
Textron, Inc.                                    5,643           334,912
Transtechnology
  Corporation                          *         1,266             8,887
Triumph Group, Inc.                    *           822            26,246
                                                            ------------
                                                               6,413,078
                                                            ------------
Airlines--0.4%
AMR Corporation                        *         6,672            80,798
Air T, Inc.                                      1,352            17,252
Airnet Systems, Inc.                   *         2,609            11,688
Airtran Holdings, Inc.                 *         3,168            44,796
Alaska Air Group, Inc.                 *         1,343            32,057
America West Holdings
  Corporation Class B                  *         1,389            12,612
Atlantic Coast Airlines
  Holdings, Inc.                       *         1,711             9,821
Continental Airlines, Inc.
  Class B                              *         2,723            30,961
Delta Airlines, Inc.                   *         5,127            36,504
ExpressJet Holdings, Inc.              *         2,636            32,001
FedEx Corporation                               12,078           986,652
Frontier Airlines, Inc.                *         1,369            14,895
JetBlue Airways
  Corporation                          *         4,276           125,629
Mesa Air Group, Inc.                   *           847             6,852

------------------------------------------------------------------------

                                                Shares             Value
------------------------------------------------------------------------
Midwest Air Group, Inc.                *           915      $      3,816
Northwest Airlines
  Corporation Class A                  *         3,564            39,632
Offshore Logistics, Inc.               *           982            27,614
Petroleum Helicopters                  *           774            15,023
Skywest, Inc.                                    2,390            41,610
Southwest Airlines Company                      30,863           517,573
World Airways, Inc.                    *         2,821             9,845
                                                            ------------
                                                               2,097,631
                                                            ------------
Apparel Retailers--0.7%
Abercrombie & Fitch
  Company Class A                                3,982           154,302
Aeropostale, Inc.                      *         2,403            64,665
American Eagle Outfitters,
  Inc.                                 *         2,912            84,186
AnnTaylor Stores
  Corporation                          *         2,733            79,202
Bebe Stores, Inc.                      *         1,818            36,360
Big Dog Holdings, Inc.                 *         1,620             8,307
Buckle, Inc. (The)                               1,115            31,499
Burlington Coat Factory
  Warehouse Corporation                          1,977            38,156
Carter's, Inc.                         *           738            21,483
Casual Male Retail Group,
  Inc.                                 *         1,930            14,089
Cato Corporation Class A                         1,174            26,356
Charlotte Russe Holding,
  Inc.                                 *         1,100            23,518
Charming Shoppes, Inc.                 *         3,138            28,022
Chico's FAS, Inc.                      *         3,618           163,389
Children's Place                       *         1,144            26,907
Christopher & Banks
  Corporation                                    1,528            27,061
Claire's Stores, Inc.                            3,855            83,653
Dress Barn, Inc.                       *           950            16,264
Finish Line Class A                    *           802            24,196
Gap, Inc. (The)                                 36,172           877,171
Goody's Family Clothing, Inc.                    1,745            18,096
HOT Topic, Inc.                        *         1,824            37,374
JOS A. Bank Clothiers, Inc.            *           370            11,614
Kohl's Corporation                     *        13,608           575,346
Ltd. Brands                                     19,243           359,844
Nordstrom, Inc.                                  5,702           242,962
Pacific Sunwear of
  California, Inc.                     *         3,025            59,199
Payless Shoesource, Inc.               *         2,964            44,193
Ross Stores, Inc.                                6,350           169,926
Stage Stores, Inc.                     *           994            37,434
Talbots, Inc.                                    2,475            96,896
Too, Inc.                              *         1,485            24,799
Urban Outfitters, Inc.                 *         1,853           112,866
Wet Seal, Inc. (The) Class A           *         1,246             6,517
Wilsons The Leather
  Experts, Inc.                        *           819             3,186
                                                            ------------
                                                               3,629,038
                                                            ------------
Automotive--1.1%
A.O. Smith Corporation                           1,341            42,630
Aftermarket Technology
  Corporation                          *           603             9,949
American Axle &
  Manufacturing Holdings, Inc.                   2,113            76,829
America's Car Mart, Inc.               *           236             7,087
Amerigon, Inc.                         *         2,107            10,893
ArvinMeritor, Inc.                               2,791            54,620
Asbury Automotive
  Group, Inc.                          *         1,342            20,130


                 See accompanying notes to financial statements.             137

June 30, 2004 (Unaudited)

------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                               Shares             Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Autonation, Inc.                       *         11,412     $    195,145
BorgWarner, Inc.                                  2,274           99,533
Carmax, Inc.                           *          4,258           93,122
Clarcor, Inc.                                     1,177           53,907
Coachmen Industries, Inc.                           705           11,273
Copart, Inc.                           *          3,582           95,639
Dana Corporation                                  6,169          120,912
Delphi Corporation                               23,254          248,353
Dura Automotive
  Systems, Inc.                        *            599            5,481
Federal Signal Corporation                        2,159           40,179
Ford Motor Company                               74,379        1,164,031
General Motors Corporation                       22,770        1,060,854
Genuine Parts Company                             6,520          258,714
Goodyear Tire & Rubber
  Company (The)                        *          7,281           66,184
Group 1 Automotive, Inc.               *          1,068           35,468
Harley-Davidson, Inc.                            12,173          753,996
Harsco Corporation                                1,823           85,681
ITT Industries, Inc.                              3,528          292,824
Jarden Corporation                     *          1,181           42,504
JLG Industries, Inc.                              1,781           24,738
Keystone Automotive
  Industries, Inc.                     *          1,743           48,612
Lear Corporation                                  2,741          161,692
Lithia Motors, Inc. Class A                         862           21,360
Monaco Coach Corporation                          1,376           38,762
Navistar International
  Corporation                          *          2,851          110,505
Oshkosh Truck Corporation                         1,434           82,183
Paccar, Inc.                                      6,862          397,927
PEP Boys--Manny Moe & Jack                        2,200           55,770
Sonic Automotive, Inc.                            1,649           36,525
Sports Resorts
  International, Inc.                  *          4,374           16,621
Strattec Security
  Corporation                          *            123            8,417
Superior Industries
  International, Inc.                             1,102           36,862
TBC Corporation                        *            774           18,421
Tenneco Automotive, Inc.               *          1,600           21,168
Titan International, Inc.                         1,085           11,165
TransPro, Inc.                         *          1,955           11,261
TRW Automotive Holdings
  Corporation                          *            900           16,965
United Auto Group, Inc.                           1,777           54,465
Visteon Corporation                               5,429           63,356
Wabash National
  Corporation                          *          1,395           38,432
Winnebago Industries, Inc.                        2,632           98,121
                                                            ------------
                                                               6,319,266
                                                            ------------
Banking--11.1%
1st Source Corporation                            1,073           26,804
Advanta Corporation Class A                       1,446           31,711
Alabama National Bancorp                            575           31,895
Alliance Bankshares
  Corporation                          *            647            9,737
AMB Financial Corporation                         1,125           19,125
Amcore Financial, Inc.                            1,313           39,600
American Capital
  Strategies Ltd.                                 2,746           76,943
American Express Company                         52,475        2,696,165
American Pacific Bank
  Class B                              *          2,310           20,328
AmeriCredit Corporation                *          6,437          125,715
AmSouth Bancorp                                  14,570          371,098

------------------------------------------------------------------------

                                                Shares             Value
------------------------------------------------------------------------
Anchor Bancorp
  Wisconsin, Inc.                                 1,411     $     37,307
Associated Banc Corporation                       5,110          151,409
Astoria Financial Corporation                     3,114          113,910
BB&T Corporation                                 22,354          826,427
Banc Corporation                       *            895            5,826
BancFirst Corporation                               321           19,180
Bancorpsouth, Inc.                                3,611           81,356
BancTrust Financial
  Group, Inc.                                     1,600           28,032
Bank Mutual Corporation                           3,756           40,940
Bank of America Corporation                      82,755        7,002,728
Bank of Hawaii Corporation                        2,494          112,779
Bank of New York Company,
  Inc. (The)                                     31,399          925,643
Bank One Corporation                             45,890        2,340,390
BankAtlantic Bancorp, Inc.
  Class A                                         2,210           40,774
Banknorth Group, Inc.                             6,800          220,864
Bankunited Financial
  Corporation Class A                  *            793           20,459
Bay View Capital Corporation                      2,770            5,706
Blue River Bancshares, Inc.            *          2,545           15,041
BOK Financial Corporation              *          2,565          100,728
Boston Private Financial
  Holdings, Inc.                                  1,297           30,039
Bostonfed Bancorp, Inc.                             946           37,660
Brookline Bancorp, Inc.                           3,765           55,233
Bryn Mawr Bank Corporation                        1,058           24,069
Capital Bank Corporation                          1,282           21,012
Capital City Bank Group, Inc.                       891           35,275
Capital Crossing Bank                  *            840           46,897
Capital One Financial
  Corporation                                     9,282          634,703
Capitol Federal Financial                         3,215           96,128
Cardinal Financial
  Corporation                          *          1,142           10,335
Cascade Bancorp                                   1,753           32,395
Cascade Financial Corporation                       851           14,892
Cathay General Bancorp                            1,041           69,435
Central Pacific Financial
  Corporation                                       929           25,547
CFS Bancorp, Inc.                                 1,873           24,817
Charter Financial Corporation                       350           11,900
Charter One Financial, Inc.                       9,239          408,271
Chemical Financial
  Corporation                                     1,479           54,560
Chester Valley Bancorp                              734           15,766
Chittenden Corporation                            1,778           62,497
CIT Group, Inc.                                   8,482          324,776
Citigroup, Inc.                                 209,165        9,726,172
Citizens Banking Corporation                      2,069           64,242
Citizens First Financial
  Corporation                                       761           17,313
City Bank, Lynnwood, WA                           1,097           35,126
City Holding Company                                250            7,895
City National Corporation                         2,199          144,474
Coastal Financial Corporation                     1,335           19,958
CoBiz, Inc.                                       1,063           14,701
Colonial BancGroup, Inc. (The)                    5,643          102,533
Comerica, Inc.                                    6,877          377,410
Commerce Bancorp, Inc.                            3,157          173,667
Commerce Bancshares, Inc.                         3,118          143,257
Commercial Capital
  Bancorp, Inc.                        *          1,127           19,576
Commercial Federal
  Corporation                                     1,850           50,135
Community Bank System, Inc.                       1,402           31,952


138             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                                 Shares             Value
--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
Community First
  Bankshares, Inc.                                 2,141      $     68,919
Community Trust Bancorp, Inc.                        605            18,452
Compass Bancshares, Inc.                           4,769           205,067
CompuCredit Corporation                  *         1,983            34,306
Corus Bankshares, Inc.                             1,651            67,873
Cullen/Frost Bankers, Inc.                         2,502           111,964
CVB Financial Corporation                          2,377            51,771
Dime Community Bancshares                          1,638            28,632
Downey Financial Corporation                       1,038            55,273
Eastern Virginia
  Bankshares, Inc.                                   700            13,776
East-West Bancorp, Inc.                            2,200            67,540
Euronet Worldwide, Inc.                  *         1,056            24,425
Farmers Capital Bank
  Corporation                                      1,113            39,790
Fidelity Bankshares, Inc.                          1,509            53,494
Fidelity Southern Corporation                      1,381            18,920
Fifth Third Bancorp                               23,113         1,243,017
Financial Federal
  Corporation                            *         1,009            35,577
Financial Institutions, Inc.                         749            18,500
First Bancorp North Carolina                         429            14,341
First Bancorp Puerto Rico                          1,623            66,137
First Charter Corporation                            843            18,369
First Citizens BancShares, Inc.
  Class A                                            454            55,388
First Commonwealth Financial
  Corporation                                      5,133            66,575
First Community Bancorp                              894            34,365
First Financial Bancorp                            1,895            33,579
First Financial Bankshares, Inc.                     250            10,482
First Financial Service
  Corporation                                        303             7,393
First Horizon National
  Corporation                                      4,707           214,027
First Merchants Corporation                          874            22,680
First Midwest Bancorp, Inc.                        2,002            70,490
First National Bankshares of
  Florida, Inc.                                    2,441            46,259
First Niagara Financial
  Group, Inc.                                      4,550            54,600
First Oak Brook Bancshares
  Class A                                            771            23,361
First of Long Island
  Corporation (The)                                  493            22,767
First Republic Bank                                  891            38,384
First Sentinel Bancorp, Inc.                       2,365            48,601
FirstBank NW Corporation                             199             5,404
FirstFed Financial
  Corporation                            *           922            38,355
FirstMerit Corporation                             3,895           102,711
Flagstar Bancorp, Inc.                             2,110            41,947
FMS Financial Corporation                            500             8,730
FNB Corporation                                    2,304            47,002
Fremont General Corporation                        2,929            51,697
Frontier Financial Corporation                     1,002            35,010
Fulton Financial Corporation                       4,978           100,307
Glacier Bancorp, Inc.                                945            26,621
Gold Banc Corporation, Inc.                        1,334            20,677
Golden West Financial
  Corporation                                      6,105           649,267
Greater Bay Bancorp                                2,213            63,956
Greenpoint Financial
  Corporation                                      5,323           211,323
Hallwood Group, Inc.                     *         1,000            51,000
Hancock Holding Company                            1,752            50,913

--------------------------------------------------------------------------

                                                  Shares             Value
--------------------------------------------------------------------------
Harbor Florida
  Bancshares, Inc.                                 2,091      $     57,523
Harleysville National
  Corporation                                      1,047            26,803
Harrington West Financial
  Group, Inc.                                      1,171            20,071
Heritage Financial Corporation                       317             5,912
Hibernia Corporation Class A                       5,830           141,669
Home City Financial
  Corporation                                        434             7,411
Home Financial Bancorp                             1,122             7,057
Horizon Financial Services
  Corporation                                        450             6,525
Hudson City Bancorp, Inc.                          7,724           258,291
Hudson River Bancorp, Inc.                         1,717            29,309
Hudson United Bancorp                              2,196            81,867
Huntington Bancshares, Inc.                        9,498           217,504
Independence Community
  Bank Corporation                                 2,216            80,662
Independent Bank Corporation                         874            25,302
Independent Bank Corporation                       1,886            47,904
IndyMac Bancorp, Inc.                              2,523            79,727
Integra Bank Corporation                             848            18,681
International Bancshares
  Corporation                                      2,363            95,820
Investors Financial Services
  Corporation                                      2,840           123,767
Irwin Financial Corporation                        1,296            34,214
JP Morgan Chase & Company                         84,262         3,266,838
KeyCorp                                           17,394           519,907
KNBT Bancorp, Inc.                                 1,002            16,733
M&T Bank Corporation                               4,975           434,317
MBNA Corporation                                  52,220         1,346,754
MAF Bancorp, Inc.                                  1,245            53,137
Main Street Banks, Inc.                              500            14,050
Marshall & IIsley Corporation                      9,395           367,251
Matrix Bancorp, Inc.                     *           973            11,754
MB Financial, Inc.                                   760            27,976
MCG Capital Corporation                            2,000            30,760
Medallion Financial
  Corporation                                        958             7,616
Mellon Financial Corporation                      17,152           503,068
Mercantile Bankshares
  Corporation                                      3,471           162,512
Merchants Bancshares, Inc.                           571            14,989
Metris Companies, Inc.                   *         2,254            19,587
Midsouth Bancorp, Inc.                               291            10,185
MidWestOne Financial
  Group, Inc.                                        582            10,557
Mitcham Industries, Inc.                 *         1,100             5,654
NASB Financial, Inc.                                 528            22,287
National City Corporation                         24,627           862,191
National Commerce Financial
  Corporation                                      8,068           262,210
National Penn Bancshares, Inc.                     1,043            31,019
NBT Bancorp, Inc.                                  1,000            22,340
Nelnet, Inc. Class A                     *           481             8,538
Netbank, Inc.                                      2,850            31,150
New York Community
  Bancorp, Inc.                                   10,860           213,182
NewAlliance Bancshares,
  Inc.                                   *         4,600            64,216
North Fork Bancorp, Inc.                           7,335           279,097
Northern States Financial
  Corporation                                        772            20,921
Northern Trust Corporation                         8,643           365,426
Northwest Bancorp, Inc.                            2,048            46,899
NSD Bancorp, Inc.                                    578            13,531


                 See accompanying notes to financial statements.             139

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                                Shares             Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Ocwen Financial
  Corporation                           *         3,358      $     40,430
Old National Bancorp                              3,383            84,000
PNC Financial Services
  Group, Inc.                                    11,106           589,506
Pacific Capital Bancorp                           1,724            48,496
Pacific Premier Bancorp,
  Inc.                                  *           976            10,394
Park National Corporation                           694            88,631
Parkvale Financial Corporation                      616            16,225
Peoples Bancorp, Inc.                               814            21,644
People's Bank                                     4,006           124,787
Peoples Financial Corporation                       883            15,461
PFF Bancorp, Inc.                                   731            27,222
Popular, Inc. (Puerto Rico)                       5,148           220,180
Premier Community
  Bankshares, Inc.                                  933            16,607
Provident Bankshares
  Corporation                                     1,369            39,482
Provident Financial Group, Inc.                   2,474            97,624
Providian Financial
  Corporation                           *        12,047           176,729
R&G Financial Corporation
  Class B (Puerto Rico)                           1,555            51,408
Regions Financial Corporation                     8,618           314,988
Republic Bancorp, Inc.                            3,103            43,132
Republic Bancorp, Inc. Class A                    1,386            27,983
Riggs National Corporation                        1,485            31,363
Royal Bancshares of
  Pennsylvania Class A                              808            20,038
S&T Bancorp, Inc.                                 1,868            59,739
Sandy Spring Bancorp, Inc.                          344            11,954
Santander Bancorp
  (Puerto Rico)                                   2,073            51,245
Seacoast Financial Services
  Corporation                                       927            32,074
Shore Bancshares, Inc.                              551            14,128
Silicon Valley Bancshares               *         1,437            56,977
Simmons First National
  Corporation Class A                               911            23,713
Sky Financial Group, Inc.                         4,278           105,795
SLM Corporation                                  18,209           736,554
Sobieski Bancorp, Inc.                              800             4,968
South Financial Group,
  Inc. (The)                                      2,799            79,324
SouthFirst Bancshares, Inc.                         400             6,580
SouthTrust Corporation                           13,070           507,247
Southwest Bancorp of
  Texas, Inc.                                     1,649            72,754
Sovereign Bancorp, Inc.                          11,850           261,885
State Street Corporation                         13,468           660,471
Sterling Bancorp, NY                              1,172            32,371
Sterling Bancshares, Inc.                         1,615            22,917
Sterling Financial Corporation                    1,246            32,433
Sterling Financial
  Corporation                           *         1,509            48,092
Student Loan Corporation                            807           110,155
Suffolk Bancorp                                   1,100            35,860
Suntrust Banks, Inc.                             11,382           739,716
Susquehanna Bancshares, Inc.                      2,932            73,769
Synovus Financial Corporation                    12,520           317,006
TCF Financial Corporation                         3,052           177,169
Texas Regional Bancshares,
  Inc. Class A                                    1,400            64,274
Tompkins Trustco, Inc.                              550            26,125
Trustco Bank Corporation                          3,435            44,998
Trustmark Corporation                             2,435            70,420

-------------------------------------------------------------------------

                                                 Shares             Value
-------------------------------------------------------------------------
U.S. Bancorp                                     78,934      $  2,175,421
UCBH Holdings, Inc.                               1,826            72,164
UMB Financial Corporation                           995            51,362
Umpqua Holdings Corporation                       1,151            24,159
Union Planters Corporation                        7,126           212,426
UnionBanCal Corporation                           6,077           342,743
United Bankshares, Inc.                           2,134            69,355
United Community Banks, Inc.                      2,188            55,094
United Tennessee
  Bankshares, Inc.                                  550             9,779
Unizan Financial Corporation                      1,593            41,577
Valley National Bancorp                           4,674           118,159
W Holding Company, Inc.
  (Puerto Rico)                                   5,265            90,400
WFS Financial, Inc.                               1,582            78,325
Wachovia Corporation                             53,632         2,386,624
Warwick Community
  Bancorp, Inc.                                   1,321            42,338
Washington Federal, Inc.                          3,072            73,728
Washington Mutual, Inc.                          36,220         1,399,541
Washington Trust
  Bancorp, Inc.                                     500            12,985
Waypoint Financial
  Corporation                                     2,182            60,201
Webster Financial Corporation                     2,393           112,519
Wells Fargo & Company                            68,712         3,932,388
Wesbanco, Inc.                                    1,699            49,492
Westamerica Bancorporation                        1,628            85,389
Westcorp                                          2,052            93,263
Westfield Financial, Inc.                         1,240            25,222
Whitney Holding Corporation                       1,581            70,623
Wilmington Trust Corporation                      3,204           119,253
Wintrust Financial Corporation                    1,017            51,369
World Acceptance
  Corporation                           *           639            11,713
Zions Bancorp                                     3,329           204,567
                                                             ------------
                                                               62,105,145
                                                             ------------
Beverages, Food & Tobacco--4.7%
Adolph Coors Company
  Class B                                         1,211            87,604
Altria Group, Inc.                               83,185         4,163,409
American Italian Pasta
  Company Class A                                   721            21,976
Anheuser-Busch Companies,
  Inc.                                           32,510         1,755,540
Archer-Daniels-Midland
  Company                                        25,537           428,511
Bridgford Foods Corporation                         559             4,696
Brown-Forman Corporation
  Class B                                         4,537           219,001
Bunge, Ltd.                                       4,048           157,629
Campbell Soup Company                            17,026           457,659
Central European
  Distribution Corporation              *           435            11,271
Chalone Wine Group
  Ltd. (The)                            *         1,160            12,470
Chiquita Brands
  International, Inc.                   *         2,150            44,978
Coca-Cola Bottling Company
  Consolidated                                      437            25,298
Coca-Cola Company (The)                          99,129         5,004,032
Coca-Cola Enterprises, Inc.                      17,975           521,095
ConAgra Foods, Inc.                              21,479           581,651
Constellation Brands, Inc.
  Class A                               *         4,048           150,302
Corn Products International,
  Inc.                                            1,582            73,642
Dean Foods Company                      *         6,281           234,344


140             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                               Shares             Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Del Monte Foods Company                *         8,204      $     83,353
Delta & Pine Land Company                        1,668            36,613
Farmer Brothers Company                            930            24,952
Flowers Foods, Inc.                              1,840            48,116
Fresh Del Monte Produce, Inc.
  (Cayman Islands)                               2,467            62,341
Gardenburger, Inc.                     *         1,509               347
General Mills, Inc.                             14,993           712,617
Green Mountain Coffee
  Roasters, Inc.                       *           500             9,285
Griffin Land & Nurseries,
  Inc.                                 *           650            16,523
H.J. Heinz Company                              14,002           548,878
Hain Celestial Group, Inc.             *         1,426            25,811
Hansen Natural Corporation             *         1,435            36,349
Hershey Foods Corporation                       10,200           471,954
Hormel Foods Corporation                         5,795           180,224
Interstate Bakeries                              1,861            20,192
JM Smucker Company (The)                         2,614           120,009
Kellogg Company                                 16,937           708,813
Kraft Foods, Inc. Class A                       10,757           340,782
Lancaster Colony Corporation                     1,389            57,838
Lance, Inc.                                      1,370            21,098
M&F Worldwide
  Corporation                          *           780            10,686
Margo Caribe, Inc.
  (Puerto Rico)                        *         1,058             5,158
McCormick & Company, Inc.                        5,759           195,806
Northland Cranberries, Inc.
  Class A                              *           266               178
Paradise, Inc.                                     276             6,313
Peet's Coffee & Tea, Inc.              *           637            15,919
Pepsi Bottling Group, Inc.                      10,906           333,069
PepsiAmericas, Inc.                              6,231           132,346
Pepsico, Inc.                                   69,439         3,741,373
Performance Food Group
  Company                              *         1,907            50,612
Pilgrim's Pride Corporation                      2,476            71,655
Poore Brothers, Inc.                   *         5,272            13,233
Ralcorp Holdings, Inc.                 *         1,228            43,226
RJ Reynolds Tobacco
  Holdings, Inc.                                 3,512           237,376
Robert Mondavi
  Corporation Class A                  *           381            14,105
Safeway, Inc.                          *        17,256           437,267
Sanderson Farms, Inc.                              864            46,328
Sara Lee Corporation                            32,793           753,911
Scheid Vineyards, Inc.
  Class A                              *         1,626             8,325
Seaboard Corporation                                83            41,330
Smart & Final, Inc.                    *         1,915            23,018
Smithfield Foods, Inc.                 *         4,682           137,651
Supervalu, Inc.                                  5,566           170,375
Sysco Corporation                               26,855           963,289
Tootsie Roll Industries, Inc.                    2,369            76,993
Topps Company, Inc. (The)                        2,255            21,873
Tyson Foods, Inc. Class A                       14,431           302,329
UST, Inc.                                        6,881           247,716
United Natural Foods, Inc.             *         1,912            55,276
Universal Corporation                            1,078            54,913
Vector Group Ltd.                                1,968            30,996
WM Wrigley Jr. Company                           8,926           562,784
                                                            ------------
                                                              26,286,632
                                                            ------------

------------------------------------------------------------------------

                                                Shares             Value
------------------------------------------------------------------------
Building Materials--1.2%
Amcol International
  Corporation                                    1,186      $     22,475
Andersons, Inc.                                  1,050            17,839
Apogent Technologies, Inc.             *         3,244           103,808
Carbo Ceramics, Inc.                               758            51,733
Champion Enterprises, Inc.             *         2,559            23,492
Chemed Corporation                                 581            28,178
Chindex International, Inc.            *           548             5,255
Comfort Systems USA, Inc.              *         2,179            13,924
Conceptus, Inc.                        *         1,047            11,779
Digi International, Inc.               *         1,976            21,183
Eagle Materials, Inc.                              861            61,148
ElkCorp                                            938            22,456
EP Medsystems, Inc.                    *         5,240            15,615
Florida Rock Industries, Inc.                    1,798            75,822
Home Depot, Inc.                                92,314         3,249,453
Ikon Office Solutions, Inc.                      5,770            66,182
Imagistics International, Inc.         *           962            34,055
Ingram Micro, Inc. Class A             *         6,500            94,055
Insight Enterprises, Inc.              *         2,054            36,479
Integrated Electrical
  Services, Inc.                       *         1,846            14,860
Jewett-Cameron Trading
  Ltd. (Canada)                        *         1,050             5,024
Lafarge North America, Inc.                      2,576           111,541
Louisiana-Pacific Corporation                    4,396           103,965
Lowe's Companies, Inc.                          32,030         1,683,176
Med-Design Corporation                 *         1,163             2,419
Microtek Medical
  Holdings, Inc.                       *         1,250             6,400
Neoforma, Inc.                         *           885            10,744
Noland Company                                     181             7,876
Nyer Medical Group, Inc.               *         2,532             5,900
Owens & Minor, Inc.                              1,623            42,036
PSS World Medical, Inc.                *         3,574            40,029
Patterson Dental Company               *         2,773           212,107
Performance Technologies,
  Inc.                                 *           793             7,462
Precis, Inc.                           *         3,538             8,916
Programmers Paradise, Inc.                       1,787            15,958
Quanta Services, Inc.                  *         4,702            29,246
Rock of Ages Corporation                         1,387            11,256
Tech Data Corporation                  *         2,057            80,490
USG Corporation                        *         1,674            29,429
Vulcan Materials Company                         4,221           200,709
Waxman Industries, Inc.                *           950             6,389
                                                            ------------
                                                               6,590,863
                                                            ------------
Chemicals--1.4%
A. Schulman, Inc.                                1,444            31,032
AEP Industries, Inc.                   *           372             4,059
Air Products & Chemicals, Inc.                   9,030           473,623
Airgas, Inc.                                     3,075            73,523
Albemarle Corporation                            1,856            58,742
Applied Films Corporation              *           564            16,367
Arch Chemicals, Inc.                             1,211            34,901
Atlantis Plastics, Inc.
  Class A                              *           417             7,006
Avery Dennison Corporation                       4,185           267,882
Cabot Corporation                                2,693           109,605
Cabot Microelectronics
  Corporation                          *         1,049            32,110
Church & Dwight, Inc.                            1,713            78,421
Cooper Tire & Rubber
  Company                                        3,066            70,518
Crompton Corporation                             4,203            26,479
Cytec Industries, Inc.                           1,644            74,720


                 See accompanying notes to financial statements.             141

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                              Shares             Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
Dow Chemical Company (The)                     38,198      $  1,554,659
Eastman Chemical Company                        3,211           148,445
EI Du Pont de Nemours &
  Company                                      40,562         1,801,764
Empire Financial Holding
  Company                             *         1,550             1,705
FMC Corporation                       *         1,668            71,907
Female Health Company
  (The)                               *         4,531            11,781
Flamemaster Corporation                           900             3,240
Foamex International, Inc.            *         1,061             5,167
Georgia Gulf Corporation                        1,268            45,470
Great Lakes Chemical
  Corporation                                   2,101            56,853
HB Fuller Company                               1,285            36,494
Hercules, Inc.                        *         4,606            56,147
IMC Global, Inc.                                4,509            60,421
International Flavors &
  Fragrances, Inc.                              3,885           145,299
International Smart
  Sourcing, Inc.                      *         1,795             7,359
Landec Corporation                    *           986             6,734
LSB Industries, Inc.                  *         1,411             9,877
Lubrizol Corporation                            1,819            66,612
Lyondell Chemical Company                       7,573           131,694
MacDermid, Inc.                                 1,456            49,286
Millennium Chemicals, Inc.            *         2,732            47,318
Minerals Technologies, Inc.                       868            50,344
Mississippi Chemical
  Corporation                         *         1,288               283
Monsanto Company                               10,873           418,611
Myers Industries, Inc.                          1,560            21,996
NL Industries, Inc.                             2,111            30,609
NuCo2, Inc.                           *         1,261            24,842
Olin Corporation                                2,796            49,266
OM Group, Inc.                        *         1,147            37,862
Omnova Solutions, Inc.                *         6,478            39,516
PPG Industries, Inc.                            7,052           440,679
Penford Corporation                               785            13,777
Pharmos Corporation                   *         6,875            28,256
PolyOne Corporation                   *         2,862            21,293
Praxair, Inc.                                  13,493           538,506
Scotts Company (The)
  Class A                             *         1,431            91,412
Sensient Technologies
  Corporation                                   2,027            43,540
Spartech Corporation                            1,451            37,639
Stepan Company                                    556            14,539
SurModics, Inc.                       *           675            16,632
Trex Company, Inc.                    *           731            27,595
Tupperware Corporation                          2,427            47,157
Unifi, Inc.                           *         2,629             7,703
USEC, Inc.                                      2,637            23,126
Valhi, Inc.                                     5,011            56,975
Wellman, Inc.                                   1,509            12,268
West Pharmaceutical
  Services, Inc.                                  852            36,040
                                                           ------------
                                                              7,807,686
                                                           ------------
Coal--0.1%
Arch Coal, Inc.                                 2,058            75,302
Consol Energy, Inc.                             3,731           134,316
Peabody Energy Corporation                      2,456           137,511
                                                           ------------
                                                                347,129
                                                           ------------

-----------------------------------------------------------------------

                                               Shares             Value
-----------------------------------------------------------------------
Commercial Services--2.2%
aaiPharma, Inc.                       *         1,299      $      7,041
Aaron Rents, Inc.                               1,293            42,850
ABM Industries, Inc.                            2,291            44,606
Accelrys, Inc.                        *         1,145            11,290
Administaff, Inc.                     *         1,143            18,974
Advisory Board Company
  (The)                               *           950            33,820
Advo, Inc.                                      1,276            42,006
Affymetrix, Inc.                      *         2,525            82,643
Akamai Technologies, Inc.             *         5,664           101,669
Allied Waste Industries, Inc.         *        13,285           175,096
Ambassadors International,
  Inc.                                            523             6,689
Amerco, Inc.                          *           805            19,119
AMN Healthcare
  Services, Inc.                      *         1,507            23,042
Amylin Pharmaceuticals,
  Inc.                                *         3,885            88,578
Angelica Corporation                              510            12,806
Antigenics, Inc.                      *         1,707            14,612
APAC Customer
  Services, Inc.                      *         1,972             3,412
Apollo Group, Inc. Class A            *         7,318           646,106
Applera Corporation Celera
  Genomics Group                      *         3,028            34,852
Ariad Pharmaceuticals, Inc.           *         1,662            12,448
Artemis International
  Solutions Corporation               *           555             1,360
Asset Acceptance Capital
  Corporation                         *            27               459
Atrix Laboratories, Inc.              *         1,013            34,726
Axonyx, Inc.                          *         2,772            14,525
BISYS Group, Inc. (The)               *         5,178            72,803
Bandag, Inc.                                    1,000            44,530
Barrett Business
  Services, Inc.                      *         2,600            38,740
BearingPoint, Inc.                    *         8,105            71,891
Bowne & Company, Inc.                           1,575            24,964
Bright Horizons Family
  Solutions, Inc.                     *           604            32,380
Brink's Company (The)                           2,360            80,830
Career Education
  Corporation                         *         4,167           189,849
CDI Corporation                                 1,131            39,133
Celgene Corporation                   *         3,353           191,993
Cendant Corporation                            41,143         1,007,181
Central Parking Corporation                     1,898            35,474
Cenveo, Inc.                          *         2,792             8,181
Charles River
  Associates, Inc.                    *           986            30,517
Cintas Corporation                              6,587           314,002
Ciphergen Biosystems, Inc.            *         1,500            10,980
Coinstar, Inc.                        *         1,075            23,618
Consolidated Graphics, Inc.           *           776            34,183
Convergys Corporation                 *         5,933            91,368
Corinthian Colleges, Inc.             *         3,624            89,658
Corporate Executive Board
  Company                                       1,507            87,090
Courier Corporation                               283            11,812
Critical Path, Inc.                   *           623               860
CuraGen Corporation                   *         1,768            10,626
CV Therapeutics, Inc.                 *         1,424            23,866
Cytyc Corporation                     *         4,240           107,569
DataTRAK International, Inc.          *         2,616            33,746
DeVry, Inc.                           *         2,980            81,712
DiamondCluster
  International, Inc. Class A         *         1,431            12,435


142             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                              Shares             Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
Digitas, Inc.                         *         2,191      $     24,167
Diversa Corporation                   *         1,790            18,133
Dollar Thrifty Automotive
  Group, Inc.                         *         1,057            29,004
Dun & Bradstreet Corpany              *         2,641           142,376
Duratek, Inc.                         *         1,215            18,359
EGL, Inc.                             *         1,861            49,503
Edgewater Technology, Inc.            *         1,533             9,489
Education Management
  Corporation                         *         3,086           101,406
eFunds Corporation                    *         2,250            39,375
Ennis Business Forms, Inc.                      2,795            54,502
EntreMed, Inc.                        *         1,390             2,794
EPIQ Systems, Inc.                    *           725            10,512
Equifax, Inc.                                   4,973           123,082
eResearch Technology, Inc.            *         2,056            57,568
Exact Sciences Corporation            *         1,250             7,687
Exelixis, Inc.                        *         2,695            27,193
Exult, Inc.                           *         5,350            28,783
First Aviation Services, Inc.         *         1,818             7,726
First Consulting Group, Inc.          *         1,097             6,055
Fluor Corporation                               3,405           162,316
Forrester Research, Inc.              *           963            17,960
FreeMarkets, Inc.                     *         1,635            10,660
FTI Consulting, Inc.                  *         1,735            28,627
G&K Services, Inc. Class A                      1,008            40,512
Gene Logic, Inc.                      *           950             3,847
Genencor International, Inc.          *         2,250            36,832
Gen-Probe, Inc.                       *         1,849            87,495
Gevity HR, Inc.                                   964            25,247
Greg Manning
  Auctions, Inc.                      *           951            14,550
H&R Block, Inc.                                 6,899           328,944
Harris Interactive, Inc.              *         2,730            18,346
Healthcare Services Group,
  Inc.                                          1,660            25,398
Heidrick & Struggles
  International, Inc.                 *           865            25,673
Hewitt Associates, Inc.
  Class A                             *         1,247            34,292
Icos Corporation                      *         2,748            82,000
I-many, Inc.                          *           951             1,132
Incyte Corporation                    *         3,102            23,699
Internet Capital Group, Inc.          *            49               379
iPayment, Inc.                        *           691            28,331
IPIX Corporation                      *         1,024            14,316
Iron Mountain, Inc.                   *         3,176           153,274
Isis Pharmaceuticals, Inc.            *         2,216            12,720
ITT Educational
  Services, Inc.                      *         1,873            71,211
Jacobs Engineering
  Group, Inc.                         *         1,919            75,570
John H. Harland Company                         1,281            37,597
Kelly Services, Inc. Class A                    1,173            34,955
Kforce.com, Inc.                      *           297             2,804
Korn Ferry International              *         1,624            31,457
Kosan Biosciences, Inc.               *         2,000            15,800
Kroll, Inc.                           *         2,121            78,222
Labor Ready, Inc.                     *         2,485            38,517
Landauer, Inc.                                    598            26,707
Laureate Education, Inc.              *         1,885            72,082
Learning Tree
  International, Inc.                 *           766            11,115
LECG Corporation                      *            73             1,264
Lexicon Genetics, Inc.                *         2,343            18,369
LifeCell Corporation                  *         1,119            12,634

-----------------------------------------------------------------------

                                               Shares             Value
-----------------------------------------------------------------------
Lionbridge Technologies,
  Inc.                                *         1,165      $      8,912
Luminex Corporation                   *         1,070            10,764
Management Network
  Group, Inc.                         *         1,600             3,984
Manpower, Inc.                                  3,593           182,417
Maxim Pharmaceuticals,
  Inc.                                *         3,682            35,531
Maximus, Inc.                         *         1,052            37,304
Maxygen, Inc.                         *         1,231            13,012
Media Services Group, Inc.            *           469             3,630
Medical Staffing Network
  Holdings, Inc.                      *         1,686            10,858
MedQuist, Inc.                        *         1,366            16,358
Memberworks, Inc.                     *           749            22,185
Midas, Inc.                           *         1,277            22,220
Millennium Cell, Inc.                 *         1,700             3,162
Moody's Corporation                             5,874           379,813
MPS Group, Inc.                       *         3,706            44,917
MPW Industrial Services
  Group, Inc.                         *           547             1,242
MTC Technologies, Inc.                *           619            15,983
Myriad Genetics, Inc.                 *         1,210            18,053
NCO Group, Inc.                       *         1,314            35,071
National Processing, Inc.             *         2,279            65,521
National Research
  Corporation                         *         1,250            21,406
Navigant Consulting, Inc.             *         2,313            49,591
NDCHealth Corporation                           1,464            33,965
NeoPharm, Inc.                        *           964             9,958
NetRatings, Inc.                      *         1,164            18,962
Neurogen Corporation                  *         1,872            14,003
New Horizons
  Worldwide, Inc.                     *           804             4,824
NexPrise, Inc.                        *         1,729             2,092
Omnicell, Inc.                        *           783            11,440
On Assignment, Inc.                   *         1,243             7,334
Online Resources
  Corporation                         *           700             4,746
Opsware, Inc.                         *         2,730            21,622
Oscient Pharmaceuticals
  Corporation                         *         1,510             7,716
Overland Storage, Inc.                *           481             6,392
Paychex, Inc.                                  15,045           509,725
PDI, Inc.                             *           703            21,322
Pegasystems, Inc.                     *         2,141            18,734
Perma-Fix Environmental
  Services                            *         5,502             9,849
Per-Se Technologies, Inc.             *         1,329            19,324
Pfsweb, Inc.                          *         5,683             9,491
Pharmaceutical Product
  Development, Inc.                   *         2,368            75,231
Portfolio Recovery
  Associates, Inc.                    *           504            13,895
Possis Medical, Inc.                  *         1,278            43,644
Pre-Paid Legal Services, Inc.         *           779            18,564
Presstek, Inc.                        *           945             9,932
PRG-Schultz International,
  Inc.                                *         1,911            10,453
Princeton Review, Inc.                *           818             6,192
ProsoftTraining                       *         1,336               721
Ramtron International
  Corporation                         *         1,920             8,698
RCM Technologies, Inc.                *         1,593            10,114
Regeneration Technologies,
  Inc.                                *           807             8,659
Regis Corporation                               1,818            81,065
Rent-A-Center, Inc.                   *         3,377           101,074
Rent-Way, Inc.                        *         1,060             9,540


                 See accompanying notes to financial statements.             143

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                                Shares             Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Republic Services, Inc.                           5,629      $    162,903
Res-Care, Inc.                          *         1,222            15,519
Resources Connection, Inc.              *         1,030            40,283
Rewards Network, Inc.                   *         1,127            10,143
Robert Half International, Inc.                   7,107           211,575
Rollins, Inc.                                     2,374            54,626
RR Donnelley & Sons
  Company                                         8,887           293,449
Ryder System, Inc.                                2,660           106,586
Savient Pharmaceuticals,
  Inc.                                  *         1,389             3,445
Sequenom, Inc.                          *         1,843             2,691
Service Corporation
  International                         *        11,775            86,782
ServiceMaster Company (The)                      11,826           145,696
SFBC International, Inc.                *           576            18,046
Sitel Corporation                       *         2,384            10,060
Sotheby's Holdings, Inc.
  Class A                               *         2,623            41,863
Sourcecorp, Inc.                        *           748            20,585
Spherion Corporation                    *         2,689            27,266
Standard Register Company
  (The)                                           1,650            19,635
Starcraft Corporation                   *           706             9,602
StarTek, Inc.                                       994            35,585
Stericycle, Inc.                        *         1,569            81,180
Strayer Education, Inc.                             551            61,475
SupportSoft, Inc.                       *         1,562            13,558
Symyx Technologies, Inc.                *         1,374            33,141
Synagro Technologies, Inc.              *         3,224             8,898
Tejon Ranch Company                     *           762            26,518
TeleTech Holdings, Inc.                 *         2,738            24,012
Telik, Inc.                             *         1,748            41,725
Tetra Tech, Inc.                        *         2,114            34,500
Transkaryotic Therapies, Inc.           *         1,551            23,203
TRC Companies, Inc.                     *           327             5,454
Trimeris, Inc.                          *         1,214            17,518
Tularik, Inc.                           *         2,723            67,530
United Rentals, Inc.                    *         3,294            58,930
UnitedGlobalCom, Inc.
  Class A                               *        11,420            82,909
Universal Compression
  Holdings, Inc.                        *         1,492            45,775
Universal Technical
  Institute, Inc.                       *           418            16,712
URS Corporation                         *         1,582            43,347
US Oncology, Inc.                       *         3,643            53,625
Valassis Communications,
  Inc.                                  *         2,236            68,131
Varsity Group, Inc.                     *         2,747            16,482
Viad Corporation                                  3,750           101,287
Volt Information
  Sciences, Inc.                        *           833            26,248
Waste Connections, Inc.                 *         1,575            46,714
Waste Industries USA, Inc.                        1,296            14,463
Waste Management, Inc.                           23,371           716,321
Watson Wyatt & Company
  Holdings                                        1,600            42,640
Weight Watchers
  International, Inc.                   *         4,026           157,578
Westaff, Inc.                           *           942             2,666
Wind River Systems, Inc.                *         3,206            37,703
World Fuel Services
  Corporation                                     2,180            98,274
Xanser Corporation                      *         1,100             2,706
                                                             ------------
                                                               12,256,066
                                                             ------------

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                                                 Shares             Value
-------------------------------------------------------------------------
Communications--1.7%
ADC Telecommunications,
  Inc.                                  *        33,414      $     94,896
Ace*Comm Corporation                    *         3,033             7,310
Advanced Fibre
  Communications, Inc.                  *         3,641            73,548
Airnet Communications
  Corporation                           *         1,319               923
AltiGen Communications,
  Inc.                                  *         4,109            13,765
American Building
  Control, Inc.                         *           271               412
American Tower
  Corporation Class A                   *         8,711           132,407
Anadigics, Inc.                         *           957             4,937
Andrea Electronics
  Corporation                           *         1,298               182
Andrew Corporation                      *         6,376           127,584
Anixter International, Inc.                       1,723            58,634
Applied Innovation, Inc.                *           500             2,005
Applied Signal
  Technology, Inc.                                1,237            43,357
Arris Group, Inc.                       *         2,896            17,202
Avaya, Inc.                             *        17,294           273,072
Avici Systems, Inc.                     *           711             9,245
Avistar Communications
  Corporation                           *           774               658
Blonder Tongue
  Laboratories                          *         2,285             5,838
Brillian Corporation                    *           180             1,450
Cable Design Technologies
  Corporation                           *         1,413            14,978
California Amplifier, Inc.              *           550             3,888
Carrier Access Corporation              *         1,178            14,042
C-COR.net Corporation                   *         1,547            15,919
Celeritek, Inc.                                     600             2,304
Centillium Communications,
  Inc.                                  *         1,588             6,082
Checkpoint Systems, Inc.                *         1,441            25,837
Ciena Corporation                       *        19,667            73,161
Comtech
  Telecommunications                    *           900            20,304
Comverse Technology, Inc.               *         7,999           159,500
Concord Communications,
  Inc.                                  *           822             9,379
Copper Mountain
  Networks, Inc.                        *           197             2,392
Corning, Inc.                           *        55,183           720,690
Corvis Corporation                      *        13,586            19,156
Crown Castle International
  Corporation                           *         8,983           132,499
CT Communications, Inc.                             214             3,221
Cubic Corporation                                 1,692            35,414
Digital Lightwave, Inc.                 *         2,931             5,071
Ditech Communications
  Corporation                           *         1,360            31,742
EndWave Corporation                     *           911             7,242
Foundry Networks, Inc.                  *         5,421            76,273
Glenayre Technologies, Inc.             *         2,143             4,929
Harmonic, Inc.                          *         2,820            24,026
Harris Corporation                                2,445           124,084
Hungarian Telephone &
  Cable Corporation                     *           712             6,906
ID Systems, Inc.                        *         2,016            30,381
Inet Technologies, Inc.                 *         1,550            19,328
InterDigital Communications
  Corporation                           *         2,803            52,724


144             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

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Market Index Fund                                 Shares                 Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
International Electronics,
  Inc.                                       *     1,150          $      4,634
Inter-Tel, Inc.                                    1,334                33,310
InterVoice, Inc.                             *     1,395                16,001
Intraware, Inc.                              *     7,832                14,098
L-3 Communications
  Holdings, Inc.                                   3,924               262,123
Larscom, Inc.                                *     2,481                11,115
Lifeline Systems, Inc.                       *     1,214                28,723
Lucent Technologies, Inc.                    *   174,603               659,999
McData Corporation Class A                   *     4,166                22,413
Metro One
  Telecommunications                         *       957                 1,407
Mindspeed Technologies,
  Inc.                                       *     4,009                19,885
Motorola, Inc.                                    95,390             1,740,867
Network Appliance, Inc.                      *    14,316               308,223
NMS Communications
  Corporation                                *     1,250                 9,225
On2 Technologies, Inc.                       *     4,620                 3,188
Openwave Systems, Inc.                       *     2,570                32,639
Panamsat Corporation                         *     6,173               143,337
P-Com, Inc.                                  *       410                    17
Peco II, Inc.                                *       657                   526
Plantronics, Inc.                            *     1,826                76,875
Polycom, Inc.                                *     4,177                93,607
Powerwave Technologies,
  Inc.                                       *     2,064                15,893
PTEK Holdings, Inc.                          *     2,174                25,066
Qualcomm, Inc.                                    32,799             2,393,671
Remec, Inc.                                  *     2,416                15,269
SBA Communications
  Corporation                                *     1,350                 6,007
Scientific-Atlanta, Inc.                           6,300               217,350
SeaChange International,
  Inc.                                       *       958                16,171
Sirius Satellite Radio, Inc.                 *    47,469               146,205
Socket Communications,
  Inc.                                       *     1,300                 3,718
Sonus Networks, Inc.                         *     9,292                44,416
Sorrento Networks
  Corporation                                *       747                 2,555
Spectralink Corporation                            1,133                16,882
Standard Microsystems
  Corporation                                *       806                18,796
Stratex Networks, Inc.                       *     2,680                 7,906
Tekelec                                      *     2,569                46,679
Tellabs, Inc.                                *    17,308               151,272
Terayon Corporation                          *     2,830                 6,622
Titan Corporation                            *     3,313                43,003
Tollgrade Communications,
  Inc.                                       *       601                 6,383
Tut Systems, Inc.                            *     1,350                 4,252
Ulticom, Inc.                                *     1,583                18,521
Universal Security
  Instruments, Inc.                          *     1,400                17,850
Utstarcom, Inc.                              *     4,555               137,789
Verisity Ltd.                                *     1,754                10,524
Verso Technologies, Inc.                     *     8,092                14,161
Vertel Corporation                           *     1,050                    24
Viasat, Inc.                                 *     1,190                29,690
Westell Technologies, Inc.
  Class A                                    *     1,821                 9,287
XM Satellite Radio
  Holdings, Inc. Class A                     *     7,421               202,519
Zhone Technologies, Inc.                     *     3,243                12,648

------------------------------------------------------------------------------

                                                  Shares                 Value
------------------------------------------------------------------------------
Zix Corporation                              *     1,015          $      8,059
Zoom Telephonics, Inc.                       *     2,711                10,736
                                                                  ------------
                                                                     9,651,033
                                                                  ------------
Computer Software & Processing--6.3%
3D Systems Corporation                       *     1,158                13,248
Activision, Inc.                             *     5,352                85,097
Actuate Corporation                          *     2,084                 8,232
Acxiom Corporation                                 3,451                85,688
Adobe Systems, Inc.                                9,710               451,515
Advent Software, Inc.                        *     1,451                26,220
Aether Systems, Inc.                         *     1,368                 4,706
Affiliated Computer
  Services, Inc. Class A                     *     5,361               283,811
Agile Software Corporation                   *     2,086                18,252
Alliance Data Systems
  Corporation                                *       655                27,674
Alpha Technologies
  Group, Inc.                                *     1,248                 2,072
Altiris, Inc.                                *       974                26,892
America Online Latin
  America, Inc.                              *     4,698                 3,242
American Access
  Technologies, Inc.                         *     1,400                 2,310
American Software, Inc.
  Class A                                          1,950                11,875
answerthink, Inc.                            *     1,140                 6,532
Ansys, Inc.                                  *       599                28,153
Anteon International
  Corporation                                *     1,600                52,192
Applied Digital
  Solutions, Inc.                            *       195                   478
Applix, Inc.                                 *     6,240                26,894
Apropos Technology, Inc.                     *       900                 3,510
Arbitron, Inc.                               *     1,298                47,403
Ariba, Inc.                                  *     8,775                17,374
Art Technology Group, Inc.                   *     4,546                 5,455
Ascential Software
  Corporation                                *     2,417                38,648
Ask Jeeves, Inc.                             *     1,676                65,414
Aspect Communications
  Corporation                                *     2,221                31,538
Aspen Technology, Inc.                       *     1,529                11,101
At Road, Inc.                                *     1,947                14,895
Atari, Inc.                                  *     4,024                 9,698
Audible, Inc.                                *     1,213                14,556
Autobytel, Inc.                              *     1,384                12,567
Autodesk, Inc.                                     4,629               198,167
Automatic Data
  Processing, Inc.                                24,068             1,007,968
Avocent Corporation                          *     2,007                73,737
Axeda Systems, Inc.                          *     1,300                 1,391
BEA Systems, Inc.                            *    16,581               136,296
BMC Software, Inc.                           *     9,391               173,733
Bankrate, Inc.                               *     1,083                 9,270
BindView Development
  Corporation                                *     2,010                 7,035
Blue Coat Systems, Inc.                      *       536                17,951
Blue Martini Software, Inc.                  *     1,635                 7,243
Borland Software
  Corporation                                *     2,936                24,927
Brady Corporation Class A                          1,201                55,366
Braun Consulting, Inc.                       *     1,600                 2,880
Bsquare Corporation                          *       900                   900
CMGI, Inc.                                   *    10,077                19,650
CNET Networks, Inc.                          *     5,501                60,896
CSG Systems International,
  Inc.                                       *     2,153                44,567


                 See accompanying notes to financial statements.             145

June 30, 2004 (Unaudited)

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Market Index Fund                                 Shares             Value
--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
CACI International, Inc.
  Class A                              *           1,198      $     48,447
Cadence Design Systems,
  Inc.                                 *          10,745           157,199
Callidus Software, Inc.                *             172               894
Captaris, Inc.                         *           1,164             7,519
Carreker Corporation                   *           1,681            16,844
Catalyst International, Inc.           *           1,079             2,428
CCC Information Services
  Group, Inc.                          *           1,582            26,562
Cellular Technical Services
  Company, Inc.                        *             500               365
Ceridian Corporation                   *           6,177           138,982
Cerner Corporation                     *           1,522            67,851
Checkfree Corporation                  *           3,356           100,680
Choicepoint, Inc.                      *           3,112           142,094
Chordiant Software, Inc.               *           4,648            21,195
Ciber, Inc.                            *           2,444            20,090
Citrix Systems, Inc.                   *           6,809           138,631
Clinical Data, Inc.                                1,332            23,562
Cogent Communications
  Group, Inc.                          *           1,900               570
Cognex Corporation                                 2,023            77,845
Cognizant Technology
  Solutions Corporation                *           5,276           134,063
Commerce One, Inc.                     *             622               591
Computer Associates
  International, Inc.                             23,231           651,862
Computer Horizons
  Corporation                          *           1,347             5,375
Computer Sciences
  Corporation                          *           7,274           337,732
Compuware Corporation                  *          15,945           105,237
Concur Technologies, Inc.              *           2,083            22,288
Corillian Corporation                  *           1,323             6,668
Corio, Inc.                            *           5,732            12,438
CoStar Group, Inc.                     *             770            35,366
Covansys Corporation                   *           1,477            15,257
Cybersource Corporation                *           1,281            10,709
DST Systems, Inc.                      *           3,694           177,644
Daleen Technologies, Inc.              *             800                33
Deluxe Corporation                                 2,098            91,263
Dendrite International, Inc.           *           1,587            29,486
Digital Insight Corporation            *           1,463            30,328
Digital River, Inc.                    *           1,627            53,089
Digital Video Systems, Inc.            *           3,838             4,026
DigitalNet Holdings, Inc.              *              22               447
DocuCorp International, Inc.           *             449             3,933
E.piphany, Inc.                        *           2,634            12,722
Earthlink, Inc.                        *           5,814            60,175
EasyLink Services
  Corporation Class A                  *             233               380
ebix.com, Inc.                         *           1,754            24,538
Echelon Corporation                    *           1,769            19,795
Eclipsys Corporation                   *           1,846            28,170
eCollege.com, Inc.                     *             635            10,160
Egain Communications
  Corporation                          *           2,913             3,059
Electro Rent Corporation                             950             9,946
Electronic Arts, Inc.                  *          11,960           652,418
Electronic Data Systems
  Corporation                                     18,835           360,690
Electronics for Imaging                *           2,638            74,550
Embarcadero Technologies,
  Inc.                                 *           1,252            15,475
eMerge Interactive, Inc.
  Class A                              *           3,367             6,431

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                                                  Shares             Value
--------------------------------------------------------------------------
Enterasys Networks, Inc.               *           7,461      $     15,743
Entrust Technologies, Inc.             *           2,200             9,900
Epicor Software
  Corporation                          *           1,693            23,787
eSpeed, Inc. Class A                   *           1,470            25,945
Evolving Systems, Inc.                 *           1,054             5,006
F5 Networks, Inc.                      *           1,332            35,271
Factset Research Systems, Inc.                     1,460            69,014
Fair Isaac Corporation                             3,039           101,442
FalconStor Software, Inc.              *           1,373            10,600
Filenet Corporation                    *           1,659            52,375
FindWhat.com                           *             990            22,909
First Data Corporation                            35,990         1,602,275
Fiserv, Inc.                           *           7,444           289,497
Gartner Group, Inc. Class A            *           4,979            65,822
Geoworks Corporation                   *             910                55
Gerber Scientific, Inc.                *           1,608            11,352
GraphOn Corporation                    *           1,300               689
GTECH Holdings Corporation                         2,386           110,496
Hickok, Inc. Class A                   *           1,150             6,181
High Speed Access
  Corporation                          ++[delta]   4,200                --
Homestore, Inc.                        *           6,953            27,742
Hypercom Corporation                   *           1,992            16,832
HyperFeed Technologies,
  Inc.                                 *           1,613             5,468
Hyperion Solutions
  Corporation                          *           1,685            73,668
IDX Systems Corporation                *           1,281            40,851
IMS Health, Inc.                                   9,936           232,900
iGate Capital Corporation              *           1,397             5,560
Informatica Corporation                *           3,171            24,195
Information Architects
  Corporation                          *              81                17
Inforte Corporation                    *           1,897            19,158
Infospace, Inc.                        *           1,323            50,327
InfoUSA, Inc.                          *           1,708            17,319
Integral Systems, Inc.                               631            10,146
Intelidata Technologies
  Corporation                          *           1,550             1,023
Intellisync Corporation                *           1,726             4,954
Interactive Data Corporation           *           3,921            68,304
Interactive Intelligence, Inc.         *             950             5,681
Intercept, Inc.                        *           1,061            17,379
Intergraph Corporation                 *           1,844            47,686
Internap Network Services
  Corporation                          *          11,690            14,145
Internet Security
  Systems, Inc.                        *           2,038            31,263
Intervideo, Inc.                       *             500             6,470
Interwoven, Inc.                       *           1,908            19,271
Intrado, Inc.                          *             989            15,913
Intrusion, Inc.                        *             266               527
Intuit, Inc.                           *           7,737           298,493
Island Pacific, Inc.                   *           1,555             1,011
iVillage, Inc.                         *           3,507            22,269
JDA Software Group, Inc.               *           1,256            16,542
Jack Henry & Associates, Inc.                      3,591            72,179
Juniper Networks, Inc.                 *          16,910           415,479
Kana Software, Inc.                    *             876             2,085
Keane, Inc.                            *           2,631            36,018
Keynote Systems, Inc.                  *           1,400            19,250
Knot, Inc. (The)                       *           2,304             9,216
Kronos, Inc.                           *           1,283            52,860
Liquid Audio, Inc.                     *           1,150               333
LivePerson, Inc.                       *           3,333            10,032
Looksmart Ltd.                         *           2,500             5,425
Loudeye Technologies, Inc.             *           5,040             7,958


146             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

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Market Index Fund                        Shares                 Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
Macromedia, Inc.                    *     2,508          $     61,571
Magma Design
  Automation, Inc.                  *     1,429                27,480
Manhattan Associates, Inc.          *     1,346                41,564
Mantech International
  Corpoartion Class A               *     1,217                22,843
Manugistics Group, Inc.             *     2,823                 9,231
MAPICS, Inc.                        *     1,005                10,613
Mapinfo Corporation                 *       811                 8,597
Marimba, Inc.                       *     1,050                 8,536
MarketWatch.com, Inc.               *     1,262                14,803
Mediware Information
  Systems                           *     1,088                14,416
Mentor Graphics
  Corporation                       *     2,745                42,465
Mercury Interactive
  Corporation                       *     3,735               186,115
MetaSolv, Inc.                      *     1,380                 3,919
Micromuse, Inc.                     *     2,804                18,759
Microsoft Corporation                   434,875            12,420,030
MicroStrategy, Inc. Class A         *       513                21,905
Mitek Systems, Inc.                 *     3,473                 2,605
Mobius Management
  Systems, Inc.                     *       878                 5,382
MRO Software, Inc.                  *       848                11,541
MSC.Software Corporation            *     1,237                11,071
NCR Corporation                     *     3,924               194,591
National Instruments
  Corporation                             3,414               104,639
Navidec, Inc.                       *     2,119                 3,073
Navisite, Inc.                      *     3,725                14,565
Neoware Systems, Inc.               *       900                 7,443
Net Perceptions, Inc.                     1,500                 1,020
Netegrity, Inc.                     *     1,352                11,438
NetFlix, Inc.                       *     2,279                81,930
NetGuru, Inc.                       *       800                 1,280
NETIQ Corporation                   *     2,493                32,908
Netscout Systems, Inc.              *     1,250                 8,237
Netsmart Technologies, Inc.                 505                 4,858
Network Associates, Inc.            *     6,724               121,906
NIC, Inc.                           *     2,450                17,566
Niku Corporation                    *     2,351                26,731
Novell, Inc.                        *    15,492               129,978
Nuance Communications,
  Inc.                              *     1,222                 5,572
NVE Corporation                     *       348                13,903
Nvidia Corporation                  *     6,728               137,924
Onyx Software Corporation           *       469                 1,946
Open Solutions, Inc.                *       312                 7,794
OpenTV Corporation                  *     8,104                16,856
Oracle Corporation                  *   212,989             2,540,959
Packeteer, Inc.                     *     1,900                30,685
PalmSource, Inc.                    *       514                 8,810
Parametric Technology
  Corporation                       *    11,059                55,295
PDF Solutions, Inc.                 *       974                 8,250
Pec Solutions, Inc.                 *     1,394                16,630
Peoplesoft, Inc.                    *    14,357               265,604
Perot Systems Corporation
  Class A                           *     4,359                57,844
Phoenix Technologies Ltd.           *       907                 6,340
Pixar, Inc.                         *     2,085               144,928
Plato Learning, Inc.                *     1,825                18,086
Plumtree Software, Inc.             *     2,464                 9,240
Portal Software, Inc.               *     1,534                 5,568
Primus Knowledge
  Solutions, Inc.                   *     2,792                 5,137

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                                         Shares                 Value
---------------------------------------------------------------------
Progress Software
  Corporation                       *     1,322          $     28,648
QAD, Inc.                           *     1,363                14,461
Quality Systems, Inc.               *       192                 9,425
Quest Software, Inc.                *     3,847                49,626
RSA Security, Inc.                  *     2,330                47,695
Radiant Systems, Inc.               *     1,019                 4,779
Radisys Corporation                 *       961                17,846
Radview Software Ltd.
  (Israel)                          *     1,046                   544
RealNetworks, Inc.                  *     5,844                39,973
Red Hat, Inc.                       *     7,251               166,555
Renaissance Learning, Inc.                1,353                30,334
Retek, Inc.                         *     1,886                11,580
Reynolds & Reynolds
  Company (The) Class A                   2,210                51,117
Roxio, Inc.                         *     1,145                 5,622
S1 Corporation                      *     2,636                26,202
Saba Software, Inc.                 *     1,576                 5,910
SafeNet, Inc.                       *     1,099                30,420
SAFLINK Corporation                 *     4,996                11,741
Sapient Corporation                 *     4,150                24,941
Scientific Learning
  Corporation                       *     3,145                19,747
SciQuest, Inc.                      *     1,463                 9,074
SCO Group, Inc. (The)               *       997                 5,832
Secure Computing
  Corporation                       *     1,554                18,104
SeeBeyond Technology
  Corporation                       *     2,788                10,511
Serena Software, Inc.               *     1,616                30,849
Siebel Systems, Inc.                *    20,574               219,730
SmartServ Online, Inc.              *       566                 1,189
Sonic Foundry, Inc.                 *     1,200                 2,018
SonicWall, Inc.                     *     2,442                21,001
SportsLine.com, Inc.                *     1,977                 2,135
SPSS, Inc.                          *       690                12,399
SRA International, Inc.
  Class A                           *       832                35,210
SS&C Technologies, Inc.                   2,047                38,279
Stellent, Inc.                      *     3,513                30,001
Stratasys, Inc.                     *       891                22,061
Sun Microsystems, Inc.              *   135,549               588,283
Sungard Data Systems, Inc.          *    11,120               289,120
Sybase, Inc.                        *     3,825                68,850
Sykes Enterprises, Inc.             *     1,423                10,758
Symantec Corporation                *    12,782               559,596
SYNNEX Corporation                  *       104                 1,633
Synopsys, Inc.                      *     6,501               184,823
Synplicity, Inc.                    *     1,050                 6,299
Syntel, Inc.                              1,554                25,719
Take-Two Interactive
  Software, Inc.                    *     1,762                53,988
Talx Corporation                            462                11,287
Technology Solutions
  Company                           *     1,962                 2,119
Teknowledge Corporation             *     3,449                 8,243
TenFold Corporation                 *     4,098                 5,204
THQ, Inc.                           *     1,943                44,495
3Com Corporation                    *    14,501                90,631
TIBCO Software, Inc.                *     8,337                70,448
Tier Technologies, Inc.
  Class B                           *       942                 9,175
Total System Services, Inc.               7,351               160,987
Tradestation Group, Inc.            *     1,690                12,151
Transaction Systems
  Architects, Inc. Class A          *     1,298                27,946
Trizetto Group, Inc.                *     1,550                10,385


                 See accompanying notes to financial statements.             147

June 30, 2004 (Unaudited)

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Vantagepoint Broad
Market Index Fund                          Shares                 Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
Tumbleweed
  Communications
  Corporation                         *     1,102          $      4,695
Ultimate Software
  Group, Inc.                         *     1,242                12,544
Unisys Corporation                    *    13,714               190,350
United Online, Inc.                   *     2,509                44,183
Vasco Data Security
  International, Inc.                 *     3,804                 8,179
Velocity Express
  Corporation                         *       100                    50
Verilink Corporation                  *     1,646                 6,584
Verint Systems, Inc.                  *     1,152                39,421
VeriSign, Inc.                        *    10,106               201,109
Veritas Software
  Corporation                         *    16,942               469,293
Verity, Inc.                          *     1,444                19,508
Versant Corporation                   *     3,301                 4,291
VerticalNet, Inc.                     *     1,850                 2,904
Via Net.Works, Inc.                   *     4,393                 3,470
viaLink Company (The)                 *     1,094                    62
Vie Financial Group, Inc.             *        15                     6
Viewpoint Corporation                 *     1,140                 2,246
Vignette Corporation                  *     7,372                12,238
VitalWorks, Inc.                      *     1,846                 6,387
Vitria Technology, Inc.               *     1,150                 3,532
WatchGuard Technologies,
  Inc.                                *     1,100                 7,942
Wave Systems Corporation
  Class A                             *     3,014                 3,918
Webb Interactive
  Services, Inc.                      *       836                   468
WebEx Communications,
  Inc.                                *     1,743                37,928
WebMD Corporation                     *    12,459               116,118
Webmethods, Inc.                      *     2,153                18,451
Websense, Inc.                        *       979                36,448
XETA Technologies, Inc.               *     1,946                 9,709
Yahoo!, Inc.                          *    54,552             1,981,874
Zamba Corporation                     *     1,400                   217
                                                           ------------
                                                             35,066,433
                                                           ------------
Computers & Information--4.9%
3M Company                                 31,769             2,859,528
Advanced Digital
  Information Corporation             *     2,414                23,416
Apple Computer, Inc.                  *    15,040               489,402
Authentidate Holding
  Corporation                         *     1,023                11,181
Black Box Corporation                         865                40,880
Brocade Communications
  Systems, Inc.                       *     9,768                58,413
CDW Corporation                             3,443               219,526
Ciprico, Inc.                         *     1,658                 7,577
Cirrus Logic, Inc.                    *     2,946                17,705
Cisco Systems, Inc.                   *   272,364             6,455,027
Computer Network
  Technology Corporation              *     1,145                 6,859
Concurrent Computer
  Corporation                         *     1,901                 3,764
Cray, Inc.                            *     2,857                18,913
Crossroads Systems, Inc.              *     1,300                 2,275
Dataram Corporation                   *     1,175                10,810
Datawatch Corporation                 *     3,500                15,750
Dell, Inc.                            *   104,049             3,727,035
Diebold, Inc.                               3,079               162,787

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                                           Shares                 Value
-----------------------------------------------------------------------
Dot Hill Systems
  Corporation                         *     1,396          $     15,649
EMC Corporation                       *    98,020             1,117,428
Emulex Corporation                    *     3,408                48,768
Ener1, Inc.                           *     1,300                   832
Exabyte Corporation                   *     1,565                 1,377
Extended Systems, Inc.                *     1,459                 7,295
Extreme Networks, Inc.                *     4,491                24,790
Focus Enhancements, Inc.              *     5,319                 7,925
Gateway, Inc.                         *    13,470                60,615
General Binding
  Corporation                         *     1,597                24,738
Global Imaging
  Systems, Inc.                       *       945                34,644
Global Payment
  Technologies, Inc.                  *     1,270                 4,686
Hewlett-Packard Company                   124,230             2,621,253
InFocus Corporation                   *     1,636                13,906
Interland, Inc.                       *       705                 1,981
Interlink Electronics, Inc.           *     1,925                18,769
International Business
  Machines Corporation                     67,891             5,984,592
International Game
  Technology                               13,866               535,228
Iomega Corporation                          1,865                10,407
ION Networks, Inc.                    *       400                    48
Iteris Holdings, Inc                  *     4,263                14,025
Jabil Circuit, Inc.                   *     8,287               208,667
Lexmark International, Inc.           *     5,131               495,295
MTI Technology
  Corporation                         *     3,844                 7,073
Maxtor Corporation                    *    10,146                67,268
Micros Systems, Inc.                  *       857                41,110
MTM Technologies, Inc.                *       500                   800
Netgear, Inc.                         *     1,206                12,952
Network Engines, Inc.                 *     1,329                 3,615
NYFIX, Inc.                           *       991                 4,846
PalmOne, Inc.                         *     2,287                79,519
Paxar Corporation                     *     1,971                38,474
Pitney Bowes, Inc.                          9,192               406,746
Planar Systems, Inc.                  *       785                10,511
ProQuest Company                      *     1,332                36,297
Quantum Corporation                   *     6,681                20,711
Safeguard Scientifics, Inc.           *     4,073                 9,368
Sandisk Corporation                   *     6,437               139,619
Scansoft, Inc.                        *     3,601                17,825
ScanSource, Inc.                      *       563                33,453
Scientific Games
  Corporation Class A                 *     2,517                48,175
SCM Microsystems, Inc.                *     1,494                 9,711
Seagate Technology
  (Cayman Islands)                         18,427               265,902
Silicon Graphics, Inc.                *     7,853                17,277
SimpleTech, Inc.                      *     1,055                 3,598
Solectron Corporation                 *    34,684               224,405
Storage Technology
  Corporation                         *     4,660               135,140
Symbol Technologies, Inc.                   9,570               141,062
TransAct Technologies, Inc.           *       888                28,079
VA Software Corporation               *     2,018                 4,944
Vialstream Holdings, Inc.             *     1,000                   750
Western Digital Corporation           *     8,154                70,614
Xybernaut Corporation                 *     6,155                10,279
Zebra Technologies
  Corporation Class A                 *     1,992               173,304
                                                           ------------
                                                             27,447,193
                                                           ------------


148             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

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Market Index Fund                               Shares                 Value
----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------
Containers & Packaging--0.1%
Ball Corporation                                 2,338          $    168,453
Crown Holdings, Inc.              *              6,844                68,235
Sealed Air Corporation            *              3,527               187,883
Silgan Holdings, Inc.                            1,027                41,398
                                                                ------------
                                                                     465,969
                                                                ------------
Cosmetics & Personal Care--1.9%
1-800 Contacts, Inc.              *                502                 7,447
Alberto Culver Company
  Class B                                        3,659               183,462
Avon Products, Inc.                             19,028               877,952
Chattem, Inc.                     *                872                25,175
Clorox Company                                   8,358               449,493
Colgate-Palmolive Company                       21,694             1,268,014
Ecolab, Inc.                                     9,893               313,608
Elizabeth Arden, Inc.             *              1,017                21,398
Estee Lauder Companies, Inc.
  (The) Class A                                  5,057               246,680
Gillette Company (The)                          41,084             1,741,962
Procter & Gamble Company                       104,618             5,695,404
Quaker Chemical Corporation                        483                13,340
                                                                ------------
                                                                  10,843,935
                                                                ------------
Diversified--2.5%
General Electric Company                       422,956            13,703,774
                                                                ------------
Electric Utilities--2.5%
AES Corporation (The)             *             25,835               256,542
Allegheny Energy, Inc.            *              5,273                81,257
Allete, Inc.                                     3,731               124,242
Alliant Energy Corporation                       4,491               117,125
Ameren Corporation                               7,529               323,446
American Electric Power
  Company, Inc.                                 16,393               524,576
Aquila, Inc.                      *              7,275                25,899
Avista Corporation                               1,759                32,401
Black Hills Corporation                          2,041                64,291
CMS Energy Corporation            *              6,681                60,998
Calpine Corporation               *             17,134                74,019
Centerpoint Energy, Inc.                        12,705               146,107
Central Vermont Public
  Service Corporation                              540                11,065
CH Energy Group, Inc.                              694                32,229
Cinergy Corporation                              7,388               280,744
Cleco Corporation                                2,109                37,920
Consolidated Edison, Inc.                        8,855               352,075
Constellation Energy
  Group, Inc.                                    6,342               240,362
DTE Energy Company                               6,985               283,172
Dominion Resources, Inc.                        13,161               830,196
DPL, Inc.                                        5,037                97,819
Duke Energy Corporation                         37,657               764,061
Duquesne Light Holdings, Inc.                    2,789                53,856
Edison International                            13,522               345,758
EL Paso Electric Company          *              1,748                26,989
Empire District Electric
  Company (The)                                  1,197                24,072
Energy East Corporation                          5,959               144,506
Entergy Corporation                              9,094               509,355
Exelon Corporation                              27,140               903,491
FPL Group, Inc.                                  7,333               468,945
FirstEnergy Corporation                         13,086               489,547
Great Plains Energy, Inc.                        2,828                83,992

----------------------------------------------------------------------------

                                                Shares                 Value
----------------------------------------------------------------------------
Green Mountain Power
  Corporation                                    1,811          $     47,267
Hawaiian Electric
  Industries, Inc.                               3,066                80,023
Idacorp, Inc.                                    1,515                40,905
KeySpan Corporation                              5,999               220,163
MGE Energy, Inc.                                 1,559                50,870
NiSource, Inc.                                  10,893               224,614
Northeast Utilities                              5,201               101,263
NSTAR                                            2,187               104,714
OGE Energy Corporation                           4,734               120,575
Otter Tail Corporation                           1,095                29,412
PG&E Corporation                  *             17,209               480,819
PPL Corporation                                  7,358               337,732
Pepco Holdings, Inc.                             7,066               129,166
Pinnacle West Capital
  Corporation                                    3,789               153,038
Plug Power, Inc.                  *              2,704                20,226
PNM Resources, Inc.                              2,169                45,050
Progress Energy, Inc.                           10,169               447,944
Public Service Enterprise
  Group, Inc.                                    9,757               390,573
Puget Energy, Inc.                               3,548                77,737
Reliant Energy, Inc.              *             11,470               124,220
SCANA Corporation                                4,791               174,249
Sempra Energy                                    8,687               299,093
Sierra Pacific Resources          *              3,864                29,791
Southern Company (The)                          29,682               865,230
TXU Corporation                                 13,439               544,414
TECO Energy, Inc.                                7,797                93,486
Texas Genco Holdings, Inc.                       3,177               143,251
UIL Holdings Corporation                           898                43,724
Unisource Energy Corporation                     1,571                39,039
Unitil Corporation                                 420                11,067
Westar Energy, Inc.                              2,432                48,421
Wisconsin Energy Corporation                     4,564               148,832
WPS Resources Corporation                        1,431                66,327
Xcel Energy, Inc.                               16,552               276,584
                                                                ------------
                                                                  13,820,876
                                                                ------------
Electrical Equipment--0.4%
Active Power, Inc.                *              1,093                 3,487
Acuity Brands, Inc.                              1,873                50,571
Advanced Lighting
  Technologies, Inc.              *++[delta]       972                    --
Aeroflex, Inc.                    *              2,811                40,282
Ametek, Inc.                                     2,823                87,231
Arotech Corporation               *              1,269                 2,652
Artesyn Technologies, Inc.        *              1,534                13,806
AZZ, Inc.                         *              1,031                15,671
Baldor Electric Company                          1,338                31,242
C&D Technologies, Inc.                           1,159                20,665
Capstone Turbine
  Corporation                     *              2,450                 5,332
Cataytica Energy
  Systems, Inc.                   *                852                 2,420
Cherokee International
  Corporation                     *                 29                   331
Cooper Industries Ltd.
  Class A                                        3,473               206,331
Distributed Energy Systems
  Corporation                     *              3,756                10,216
Electro Scientific
  Industries, Inc.                *              1,421                40,229
Emerson Electric Company                        16,962             1,077,935
Energizer Holdings, Inc.          *              3,122               140,490
Energy Conversion
  Devices, Inc.                   *                781                 8,794


                 See accompanying notes to financial statements.             149

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June 30, 2004 (Unaudited)

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Market Index Fund                                 Shares            Value
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
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Evans & Sutherland
  Computer Corporation                  *          1,882     $      8,845
Franklin Electric Company, Inc.                      902           34,060
FuelCell Energy, Inc.                   *          1,938           22,636
Genlyte Group, Inc.                     *            551           34,647
GrafTech International Ltd.             *          3,487           36,474
JMAR Technologies, Inc.                 *          2,904            5,721
Lincoln Electric Holdings, Inc.                    1,877           63,987
Littelfuse, Inc.                        *            909           38,551
LSI Industries, Inc.                               1,083           12,454
Medis Technologies Ltd.                 *            704           11,419
Metrologic Instruments, Inc.            *            722           14,397
Moog, Inc. Class A                      *            964           35,774
Powell Industries, Inc.                 *          1,045           17,849
Quantum Fuel Systems
  Technologies Worldwide,
  Inc.                                  *          1,157            7,035
Rayovac Corporation                     *          1,490           41,869
Regal-Beloit Corporation                           1,272           28,315
SBS Technologies, Inc.                  *            965           15,508
Servotronics, Inc.                      *            705            2,996
Superconductor
  Technologies                          *          2,084            2,563
Tech/Ops Sevcon, Inc.                                719            4,249
Teleflex, Inc.                                     1,322           66,298
Thomas & Betts Corporation                         2,428           66,114
Trans-Lux Corporation                                866            5,889
Ultralife Batteries, Inc.               *            416            8,054
Universal Display
  Corporation                           *          1,350           14,499
Universal Electronics, Inc.             *            639           11,202
Valence Technology, Inc.                *          6,972           23,914
Vicor Corporation                       *          1,380           25,213
Wilson Greatbatch
  Technologies, Inc.                    *            942           26,329
Woodhead Industries, Inc.                            903           13,960
                                                             ------------
                                                                2,458,506
                                                             ------------
Electronics--3.8%
8X8, Inc.                               *          3,048            7,010
AVX Corporation                                    7,170          103,606
Actel Corporation                       *          1,140           21,090
Adaptec, Inc.                           *          3,850           32,571
Advanced Energy
  Industries, Inc.                      *          1,428           22,448
Advanced Micro
  Devices, Inc.                         *         14,462          229,946
Agere Systems, Inc. Class A             *         69,295          159,378
Agilent Technologies, Inc.              *         19,030          557,198
Agilysys, Inc.                                     1,335           18,410
Alliance Fiber Optic
  Products, Inc.                        *          4,817            4,528
Alliance Semiconductor
  Corporation                           *          1,335            7,943
Altera Corporation                      *         14,718          327,034
American Power Conversion
  Corporation                                      8,237          161,857
American Superconductor
  Corporation                           *          1,147           15,003
AMIS Holdings, Inc.                     *            850           14,382
Amkor Technology, Inc.                  *          7,211           58,986
Amphenol Corporation
  Class A                               *          3,688          122,884
Analog Devices, Inc.                              15,241          717,546
Anaren, Inc.                            *            813           13,284
Applied Micro Circuits
  Corporation                           *         12,746           67,809

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                                                  Shares            Value
-------------------------------------------------------------------------
Arrow Electronics, Inc.                 *          4,585     $    122,970
Artisan Components, Inc.                *          1,097           28,303
Atheros Communications,
  Inc.                                  *             40              422
Atmel Corporation                       *         18,733          110,899
ATMI, Inc.                              *          1,559           42,576
Ault, Inc.                              *          1,200            3,588
Avanex Corporation                      *          5,030           19,567
Avnet, Inc.                             *          5,129          116,428
AXT, Inc.                               *            946            1,854
Barnes Group, Inc.                                 1,009           29,241
Bel Fuse, Inc. Class A                               545           19,598
Benchmark Electronics, Inc.             *          1,680           48,888
Benthos, Inc.                           *          1,950           12,108
Broadcom Corporation
  Class A                               *         12,065          564,280
California Micro Devices
  Corporation                           *            745            8,590
Caliper Life Sciences, Inc.             *            867            4,032
Carlisle Companies, Inc.                           1,226           76,318
Catalyst Semiconductor, Inc.            *          2,415           16,420
Catapult Communications
  Corporation                           *            750           17,250
CellStar Corporation                    *          1,369           10,076
Ceradyne, Inc.                          *          1,245           44,534
Ceva, Inc.                              *            692            5,474
ChipPAC, Inc. Class A                   *          3,626           22,735
Conexant Systems, Inc.                  *         20,460           88,592
Cree, Inc.                              *          3,097           72,098
CTS Corporation                                    1,580           19,055
Cymer, Inc.                             *          1,498           56,085
Cypress Semiconductor
  Corporation                           *          4,876           69,190
DRS Technologies, Inc.                  *          1,103           35,186
DSP Group, Inc.                         *          1,194           32,525
Dupont Photomasks, Inc.                 *            923           18,765
EDO Corporation                                    1,198           28,896
Emcor Group, Inc.                       *            727           31,973
Emcore Corporation                      *          1,219            3,974
EMS Technologies, Inc.                  *            960           18,653
ESCO Technologies, Inc.                 *            611           32,603
ESS Technology                          *          1,759           18,839
Esterline Technologies
  Corporation                           *          1,049           30,977
Exar Corporation                        *          1,758           25,772
Fairchild Semiconductor
  International, Inc.                   *          4,903           80,262
Finisar Corporation                     *          6,855           13,573
Flir Systems, Inc.                      *          1,402           76,970
FSI International, Inc.                 *          1,479           11,551
HEI, Inc.                               *          1,050            2,457
Helix Technology Corporation                       1,144           24,402
HI/FN, Inc.                             *            681            8,138
Hughes Supply, Inc.                                1,195           70,421
Hutchinson Technology, Inc.             *          1,149           28,254
Imation Corporation                                1,564           66,642
Innovex, Inc.                           *          1,922            8,784
Integrated Circuit
  Systems, Inc.                         *          3,056           83,001
Integrated Device
  Technology, Inc.                      *          4,196           58,073
Integrated Silicon
  Solutions, Inc.                       *          1,269           15,494
Intel Corporation                                260,552        7,191,235
International Rectifier
  Corporation                           *          2,631          108,976
Intersil Corporation Class A                       4,999          108,278
ISCO International, Inc.                *          2,000              800
IXYS Corporation                        *          1,329           10,473


150             See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

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Market Index Fund                              Shares             Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
JDS Uniphase Corporation              *        59,556      $    225,717
Kemet Corporation                     *         3,407            41,634
KVH Industries, Inc.                  *           375             4,774
LSI Logic Corporation                 *        15,734           119,893
Lattice Semiconductor
  Corporation                         *         4,395            30,809
Lightpath Technologies, Inc.
  Class A                             *         1,526             9,293
Linear Technology
  Corporation                                  12,363           487,968
Lowrance Electronics, Inc.                      1,350            41,795
MIPS Technologies, Inc.
  Class A                             *         2,228            13,635
MRV Communications, Inc.              *         4,567            12,514
Magnetek, Inc.                        *         1,406            11,726
Mattson Technology, Inc.              *         1,760            21,155
Maxim Integrated
  Products, Inc.                               13,135           688,537
Maxwell Technologies, Inc.            *           370             4,773
MEMC Electronics
  Materials, Inc.                     *         8,581            84,780
Mercury Computer
  Systems, Inc.                       *           963            23,882
Merix Corporation                     *           674             7,643
Methode Electronics, Inc.                       1,383            17,938
Micrel, Inc.                          *         3,731            45,332
Micro Linear Corporation              *         1,440             8,208
Microchip Technology, Inc.                      8,640           272,506
Micron Technology, Inc.               *        24,041           368,068
Microsemi Corporation                 *         2,474            35,156
Mobility Electronics, Inc.            *           674             5,675
Molex, Inc.                                     7,199           230,944
Monolithic System
  Technology, Inc.                    *         1,251             9,420
Moscow CableCom
  Corporation                         *         1,900            16,634
Mykrolis Corporation                  *         1,830            31,879
National Semiconductor
  Corporation                         *        14,384           316,304
Novellus Systems, Inc.                *         6,320           198,701
Nu Horizons Electronics
  Corporaton                          *         1,207            10,863
Numerex Corporation
  Class A                             *         1,800             8,262
Omnivision Technologies,
  Inc.                                *         2,354            37,546
ON Semiconductor
  Corporation                         *        11,976            60,120
Oplink Communications,
  Inc.                                *         5,308            10,191
Optelecom, Inc.                       *           819             8,026
Opti, Inc.                            *         1,041             1,640
OSI Systems, Inc.                     *           867            17,279
Park Electrochemical
  Corporation                                   1,086            27,421
Pericom Semiconductor
  Corporation                         *         1,023            10,956
Photronics, Inc.                      *         1,388            26,289
Pixelworks, Inc.                      *         1,927            29,522
Plexus Corporation                    *         1,884            25,434
PLX Technology, Inc.                  *         1,050            18,123
Power Integrations, Inc.              *         1,262            31,424
Power-One, Inc.                       *         3,459            37,980
Proxim Corporation Class A            *         2,169             2,568
QLogic Corporation                    *         3,921           104,259
Quicklogic Corporation                *         1,050             3,664
RF Micro Devices, Inc.                *         7,206            54,045

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                                               Shares             Value
-----------------------------------------------------------------------
Rambus, Inc.                          *         4,071      $     72,342
Raytheon Company                               16,571           592,745
Reptron Electronics, Inc.             *            70               516
Research Frontiers, Inc.              *           752             5,369
Rockwell Collins, Inc.                          7,347           244,802
Rogers Corporation                    *           803            56,130
Rudolph Technologies, Inc.            *           814            14,807
Sanmina-SCI Corporation               *        21,464           195,322
Semtech Corporation                   *         2,970            69,914
Sigmatel, Inc.                        *           797            23,161
Sigmatron International,
  Inc.                                *           282             3,517
Silicon Image, Inc.                   *         2,948            38,707
Silicon Laboratories, Inc.            *         2,124            98,447
Silicon Storage
  Technology, Inc.                    *         3,793            39,068
Siliconix, Inc.                       *         1,202            59,643
Sipex Corporation                     *         1,030             5,871
Skyworks Solutions, Inc.              *         5,822            50,826
Somera Communications,
  Inc.                                *         2,750             4,427
Spectrum Control, Inc.                *         1,195             9,524
Spire Corporation                     *         2,500            14,250
Staktek Holdings, Inc.                *            42               220
Stratos International, Inc.           *           973             5,322
Sycamore Networks, Inc.               *         9,917            41,949
Synaptics, Inc.                       *         1,057            20,242
Technitrol, Inc.                      *         1,866            40,865
Tegal Corporation                     *         3,754             6,982
Teledyne Technologies, Inc.           *         1,228            24,585
Teradyne, Inc.                        *         7,938           180,193
Tessera Technologies, Inc.            *         1,560            28,111
Texas Instruments, Inc.                        70,616         1,707,495
Three-Five Systems, Inc.              *           930             4,743
Transmeta Corporation                 *         5,029            11,014
Transwitch Corporation                *         2,483             4,395
Trident Microsystems, Inc.            *         1,509            16,916
Trimble Navigation Ltd.               *         2,072            57,581
Tripath Technology, Inc.              *         4,192            13,624
Triquint Semiconductor, Inc.          *         4,918            26,852
TTM Technologies, Inc.                *         1,639            19,422
Tvia, Inc.                            *         4,026             7,851
Tyler Technologies, Inc.              *         1,886            17,842
Varian Semiconductor
  Equipment Associates,
  Inc.                                *         1,497            57,724
Virage Logic Corporation              *           901             8,199
Vishay Intertechnology, Inc.          *         6,046           112,335
Vitesse Semiconductor
  Corporation                         *         8,323            40,616
Wesco International, Inc.             *         1,550            28,520
Xicor, Inc.                           *         1,277            19,321
Xilinx, Inc.                                   13,605           453,183
YDI Wireless, Inc.                    *         2,197            12,633
Zoran Corporation                     *         1,650            30,277
                                                           ------------
                                                             21,051,336
                                                           ------------
Entertainment & Leisure--1.5%
Alliance Gaming
  Corporation                         *         1,971            33,822
AMC Entertainment, Inc.               *         1,742            26,775
Argosy Gaming Company                 *         1,159            43,578
Avid Technology, Inc.                 *         1,237            67,503
Bally Total Fitness Holding
  Corporation                         *         1,306             6,530
Blockbuster, Inc. Class A                       1,250            18,975
Caesars Entertainment, Inc.           *        11,992           179,880
Callaway Golf Company                           2,881            32,671

                See accompanying notes to financial statements.             151

June 30, 2004 (Unaudited)

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Market Index Fund                              Shares                 Value
---------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
Churchill Downs, Inc.                             638          $     25,967
Concord Camera
  Corporation                          *        2,863                 9,448
Dover Downs Gaming &
  Entertainment, Inc.                           1,440                16,200
Dover Motorsports, Inc.                         1,645                 6,580
Eastman Kodak Company                          11,893               320,873
Gaylord Entertainment
  Company                              *        1,772                55,623
Harrah's Entertainment, Inc.                    4,583               247,940
Hasbro, Inc.                                    7,242               137,598
Hollywood Entertainment
  Corporation                          *        2,228                29,766
Hollywood Media
  Corporation                          *        1,494                 5,453
Image Entertainment, Inc.              *          299                 1,076
International Speedway
  Corporation Class A                           2,390               116,250
Jakks Pacific, Inc.                    *          925                19,231
K2, Inc.                               *        2,544                39,941
Leapfrog Enterprises, Inc.             *        1,261                25,081
Lexar Media, Inc.                      *        3,142                20,989
Macrovision Corporation                *        2,053                51,387
Mattel, Inc.                                   16,641               303,698
Metro-Goldwyn-Mayer, Inc.                      10,260               124,146
Multimedia Games, Inc.                 *        1,202                32,238
Nashua Corporation                     *        1,541                14,932
National Lampoon, Inc.                 *        1,650                 4,991
Nautilus Group, Inc.                            1,359                26,514
New Frontier Media, Inc.               *        3,808                32,482
Penn National Gaming, Inc.             *        1,993                66,168
Pinnacle Entertainment, Inc.           *        1,629                20,542
Pinnacle Systems, Inc.                 *        2,430                17,374
RC2 Corporation                        *        1,650                58,575
Regal Entertainment Group
  Class A                                       2,743                49,648
Six Flags, Inc.                        *        3,814                27,690
Sonic Solutions, Inc.                  *          889                18,891
Speedway Motorsports, Inc.                      1,949                65,175
Steinway Musical
  Instruments, Inc.                    *          683                23,966
Time Warner, Inc.                      *      176,833             3,108,724
Walt Disney Company                            83,973             2,140,472
Westwood One, Inc.                     *        4,247               101,079
WMS Industries, Inc.                   *        1,269                37,816
World Wrestling
  Entertainment, Inc.                           1,030                13,132
Xerox Corporation                      *       32,862               476,499
                                                               ------------
                                                                  8,303,889
                                                               ------------
Financial Services--4.0%
Accredited Home Lenders
  Holding Company                      *          729                20,521
Affiliated Managers Group              *        1,354                68,201
AG Edwards, Inc.                                3,542               120,534
Allied Capital Corporation                      5,695               139,072
American Home Mortgage
  Investment Corporation REIT                   1,107                28,705
Ameritrade Holding
  Corporation                          *       17,554               199,238
AmNet Mortgage, Inc.                   *          529                 5,449
Ampal American Israel
  Corporation Class A                  *        1,391                 4,409
Anworth Mortgage Asset
  Corporation REIT                                834                 9,908
Apollo Investment
  Corporation                          *        2,500                34,425

---------------------------------------------------------------------------------
                                                      Shares                Value
---------------------------------------------------------------------------------
Bear Stearns Companies,
  Inc. (The)                                          4,068          $    342,973
Berkshire Hathaway, Inc.
  Class A                            *                   47             4,180,650
BlackRock, Inc.                                         906                57,830
Capital Trust Class A                                 1,823                48,711
CapitalSource, Inc.                  *                1,112                27,188
Catskill Litigation Trust            *++[delta]         582                    --
Certegy, Inc.                                         3,068               119,038
Charles Schwab Corporation
  (The)                                              54,390               522,688
CharterMac                                            1,905                37,452
Cherokee, Inc.                                          994                24,939
Chicago Mercantile Exchange                           1,415               204,284
Countrywide Financial
  Corporation                                        11,160               783,990
Diamond Hill Investment
  Group, Inc.                        *                1,310                12,314
Doral Financial Corporation
  (Puerto Rico)                                       4,427               152,732
E*Trade Financial
  Corporation                        *               14,978               167,005
Eaton Vance Corporation                               2,641               100,913
E-Loan, Inc.                         *                2,150                 5,805
ePresense, Inc.                      ++[delta]        1,173                    --
Equitex, Inc.                        *                3,169                 2,884
Federal Home Loan
  Mortgage Corporation                               27,970             1,770,501
Federal National Mortgage
  Association                                        39,421             2,813,083
Federated Investors, Inc.
  Class B                                             4,508               136,773
First Marblehead
  Corporation (The)                  *                1,843                74,199
Franklin Resources, Inc.                             10,014               501,501
Friedman Billings Ramsey
  Group, Inc. Class A                                 6,080               120,323
Gabelli Asset Management,
  Inc. Class A                                          558                23,715
Gables Residential Trust REIT                         1,322                44,922
Goldman Sachs Group, Inc.                            19,747             1,859,378
Instinet Group, Inc.                 *                1,291                 6,816
Integrated Telecom
  Express, Inc.                      ++[delta]        1,103                    --
Investment Technology
  Group, Inc.                        *                2,078                26,578
Janus Capital Group, Inc.                             9,990               164,735
Jefferies Group, Inc.                                 2,339                72,322
Kent Financial Services, Inc.        *                2,200                 5,038
Kilroy Realty Corporation REIT                        1,316                44,876
Kirlin Holding Corporation           *                1,061                 4,881
Knight Trading Group, Inc.           *                4,630                46,393
LaBranche & Company, Inc.                             2,588                21,791
Legg Mason, Inc.                                      2,767               251,825
Lehman Brothers
  Holdings, Inc.                                     11,268               847,917
Macerich Company (The) REIT                           2,360               112,973
Meristar Hospitality
  Corporation REIT                   *                3,449                23,591
Merrill Lynch & Company, Inc.                        39,726             2,144,409
MFA Mortgage Investments,
  Inc. REIT                                           4,149                36,926
Morgan Stanley                                       44,843             2,366,365
New Century Financial
  Corporation                                         1,311                61,381
Nuveen Investments, Inc.
  Class A                                             4,224               113,203
Pennsylvania REIT                                     1,510                51,717
ProcureNet, Inc.                     ++[delta]          895                    --

152              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

---------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                                  Shares             Value
---------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
PS Business Parks, Inc. REIT                        1,323      $     53,238
Raymond James
  Financial, Inc.                                   3,541            93,659
Reckson Associates Realty
  Corporation REIT                                  2,412            66,234
Rouse Company (The) REIT                            3,642           172,995
Saxon Capital, Inc.                     *           1,295            29,565
SEI Investments Company                             4,559           132,393
Siebert Financial
  Corporation                           *           1,469             5,503
Starbiz Corporation                     ++[delta]       8                --
Suburban Lodges of
  America                               ++[delta]   1,983                --
SumTotal Systems, Inc.                  *             317             2,060
Sutter Holding
  Company, Inc.                         *             850             6,269
SWS Group, Inc.                                       882            13,495
T. Rowe Price Group, Inc.                           5,166           260,366
Value Line, Inc.                                      573            20,347
Waddell & Reed Financial,
  Inc. Class A                                      3,971            87,799
Westwood Holdings
  Group, Inc.                                       1,027            18,486
WilTel Communications, Inc.             ++[delta]   1,971                --
                                                               ------------
                                                                 22,132,399
                                                               ------------
Food Retailers--0.4%
7-Eleven, Inc.                          *           4,500            80,325
Albertson's, Inc.                                  14,224           377,505
Arden Group, Inc. Class A                             260            23,301
Fresh Brands, Inc.                                  1,871            14,388
Kroger Company                          *          29,621           539,102
Panera Bread Company
  Class A                               *           1,250            44,850
Pantry, Inc. (The)                      *           1,200            26,160
Pathmark Stores, Inc.                   *             950             7,239
Ruddick Corporation                                 1,967            44,159
Starbucks Corporation                   *          16,230           705,680
Weis Markets, Inc.                                  1,482            51,944
Whole Foods Market, Inc.                            2,518           240,343
Wild Oats Markets, Inc.                 *           1,309            18,418
Winn-Dixie Stores, Inc.                             5,881            42,343
                                                               ------------
                                                                  2,215,757
                                                               ------------
Forest Products & Paper--0.9%
American Woodmark
  Corporation                                         400            23,940
Bemis Company                                       4,410           124,582
Boise Cascade Corporation                           3,587           135,015
Bowater, Inc.                                       2,289            95,200
Buckeye Technologies, Inc.              *           1,251            14,386
Caraustar Industries, Inc.              *           1,610            22,717
Chesapeake Corporation                                814            21,718
Deltic Timber Corporation                             724            27,802
Fibermark, Inc.                         *             843               152
Georgia-Pacific Corporation                        10,547           390,028
Glatfelter                                          1,740            24,499
Greif, Inc. Class A                                 1,226            51,798
International Paper Company                        19,437           868,834
Kimberly Clark Corporation                         20,534         1,352,780
Longview Fibre Company                  *           2,324            34,233
Martin Marietta Materials, Inc.                     1,737            77,001
MeadWestvaco Corporation                            7,524           221,130
Packaging Corporation of
  America                                           4,339           103,702
Pactiv Corporation                      *           6,523           162,684

                                                   Shares             Value
---------------------------------------------------------------------------
Playtex Products, Inc.                  *           2,449      $     19,151
Pope & Talbot, Inc.                                   894            17,674
Potlatch Corporation                                1,352            56,297
Rock-Tenn Company Class A                           1,450            24,577
Schweitzer-Mauduit
  International, Inc.                                 724            22,176
Smurfit-Stone Container
  Corporation                                      10,013           199,759
Sonoco Products Company                             3,353            85,501
Temple-Inland, Inc.                                 2,253           156,020
United Stationers, Inc.                 *           1,278            50,762
US Home Systems, Inc.                   *           1,291             9,231
Wausau-Mosinee Paper
  Corporation                                       1,903            32,922
Weyerhaeuser Company                                8,821           556,782
                                                               ------------
                                                                  4,983,053
                                                               ------------
Health Care Providers--1.2%
Accredo Health, Inc.                    *           2,188            85,223
Alliance Imaging, Inc.                  *           1,429             6,531
American Healthways, Inc.               *           1,362            36,256
Amsurg Corporation                      *           1,423            35,760
Apria Healthcare Group, Inc.            *           2,101            60,299
Beverly Enterprises, Inc.               *           4,439            38,175
Caremark Rx, Inc.                       *          17,854           588,111
Community Health
  Systems, Inc.                         *           4,282           114,629
Covance, Inc.                           *           2,839           109,529
Coventry Health Care, Inc.              *           3,653           178,632
Cross Country
  Healthcare, Inc.                      *           1,339            24,303
CryoLife, Inc.                          *             937             4,938
DaVita, Inc.                            *           4,290           132,261
Edwards Lifesciences
  Corporation                           *           2,575            89,739
Enzo Biochem, Inc.                      *           1,289            19,335
Enzon Pharmaceuticals, Inc.             *           1,765            22,521
Express Scripts, Inc.                   *           3,259           258,211
First Health Group
  Corporation                           *           4,058            63,345
Genesis HealthCare
  Corporation                           *             975            28,314
HCA, Inc.                                          20,062           834,379
Health Management
  Associates, Inc. Class A                          9,953           223,146
Hooper Holmes, Inc.                                 1,959            11,245
Immunomedics, Inc.                      *           2,141            10,427
IMPAC Medical
  Systems, Inc.                         *             393             5,750
Interleukin Genetics, Inc.              *           2,825            12,854
Inveresk Research
  Group, Inc.                           *           1,587            48,943
Kindred Healthcare, Inc.                *           1,800            47,430
Laboratory Corp. of
  America Holdings                      *           5,915           234,825
LCA-Vision, Inc.                        *             411            11,972
LifePoint Hospitals, Inc.               *           1,555            57,877
Lincare Holdings, Inc.                  *           4,169           136,993
Manor Care, Inc.                                    3,698           120,851
Matria Healthcare, Inc.                 *             580            14,541
National Healthcare
  Corporation                                         431            12,072
NeighborCare, Inc.                      *           2,083            65,260
Nektar Therapeutics                     *           2,368            47,265
NovaMed, Inc.                           *           1,250             4,312
Odyssey HealthCare, Inc.                *           1,593            29,980
Orthodontic Centers of
  America, Inc.                         *           2,133            17,469
Pacificare Health Systems               *           3,451           133,416

                See accompanying notes to financial statements.             153

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                                Shares             Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Pediatrix Medical
  Group, Inc.                           *         1,091      $     76,206
Prime Medical Services, Inc.            *         1,329            10,552
Province Healthcare
  Company                               *         2,037            34,935
Psychemedics Corporation                            302             3,171
Psychiatric Solutions, Inc.             *         1,331            33,182
RehabCare Group, Inc.                   *           739            19,680
Renal Care Group, Inc.                  *         2,698            89,385
Sagemark Companies Ltd.                 *         1,088             3,536
Select Medical Corporation                        3,733            50,097
Sierra Health Services, Inc.            *         1,237            55,294
Specialty Laboratories, Inc.            *         1,183            10,600
Sunrise Senior Living, Inc.             *           975            38,161
Symbion, Inc.                           *         1,415            24,706
Tenet Healthcare
  Corporation                           *        19,289           258,665
Triad Hospitals, Inc.                   *         3,297           122,747
U.S. Physical Therapy, Inc.             *         1,300            17,823
United Surgical Partners
  International, Inc.                   *         1,275            50,324
UnitedHealth Group, Inc.                         25,562         1,591,234
Universal Health Services, Inc.
  Class B                                         2,373           108,897
VCA Antech, Inc.                        *         1,721            77,135
VistaCare, Inc. Class A                 *         1,341            24,876
                                                             ------------
                                                                6,678,325
                                                             ------------
Heavy Construction--0.1%
Blount International, Inc.              *         1,532            19,502
Centex Corporation                                4,760           217,770
Granite Construction, Inc.                        1,889            34,436
Hovnanian Enterprises, Inc.             *         2,378            82,540
Lennar Corporation Class A                        6,375           285,090
Levitt Corporation Class A              *           763            19,655
M/I Schottenstein Homes, Inc.                       610            24,766
McDermott International,
  Inc.                                  *         2,759            28,031
Mcgrath Rentcorp                                    458            16,923
UNIFAB International, Inc.              *           165               244
WCI Communities, Inc.                   *         1,921            42,858
William Lyon Homes, Inc.                *           532            49,024
                                                             ------------
                                                                  820,839
                                                             ------------
Heavy Machinery--2.1%
Ablest, Inc.                            *           850             5,057
Actuant Corporation Class A             *         1,011            39,419
Agco Corporation                        *         3,068            62,495
American Standard
  Companies, Inc.                       *         8,463           341,144
Ampco-Pittsburgh Corporation                        613             7,883
Applied Industrial
  Technologies, Inc.                                914            27,530
Applied Materials, Inc.                 *        68,612         1,346,167
Astec Industries, Inc.                  *           821            15,459
Asyst Technologies, Inc.                *         1,782            18,426
Aviall, Inc.                            *         1,365            25,949
Axcelis Technologies, Inc.              *         4,095            50,942
Baker Hughes, Inc.                               13,294           500,519
Black & Decker Corporation                        3,225           200,369
Briggs & Stratton Corporation                       911            80,487
Brooks Automation, Inc.                 *         1,834            36,955
Caterpillar, Inc.                                14,109         1,120,819
Cooper Cameron
  Corporation                           *         1,733            84,397
Crown Andersen, Inc.                    *         1,950             3,549

-------------------------------------------------------------------------
                                                 Shares             Value
-------------------------------------------------------------------------
Cummins, Inc.                                     1,755      $    109,687
Curtiss-Wright Corporation                        1,056            59,337
Deere & Company                                   9,959           698,524
Donaldson Company, Inc.                           3,810           111,633
Dover Corporation                                 7,805           328,590
Dril-Quip, Inc.                         *           988            18,476
Dycom Industries, Inc.                  *         2,076            58,128
Eaton Corporation                                 5,907           382,419
Electroglas, Inc.                       *         1,990            10,646
Engineered Support
  Systems, Inc.                                     972            56,872
EnPro Industries, Inc.                  *           981            22,543
Entegris, Inc.                          *         3,195            36,966
Fedders Corporation                               1,828             7,952
Flowserve Corporation                   *         2,375            59,232
FMC Technologies, Inc.                  *         2,695            77,616
Gardner Denver, Inc.                    *           918            25,612
Genus, Inc.                             *         1,226             4,193
Graco, Inc.                                       2,883            89,517
Grant Prideco, Inc.                     *         4,753            87,740
Hurco Companies, Inc.                   *           300             3,576
Hydril                                  *         1,094            34,461
Idex Corporation                                  2,203            75,673
Ingersoll-Rand Company
  Class A                                         6,898           471,202
Insituform Technologies,
  Inc. Class A                          *         1,223            19,898
Joy Global, Inc.                                  2,044            61,197
Kadant, Inc.                            *           721            16,677
Kaydon Corporation                                1,422            43,982
Kennametal, Inc.                                  1,598            73,188
Knight Transportation, Inc.             *         1,724            49,531
Kulicke and Soffa
  Industries, Inc.                      *         2,008            22,008
Lam Research Corporation                *         5,335           142,978
Lennox International, Inc.                        2,437            44,110
Lindsay Manufacturing
  Company                                           808            19,408
Manitowoc Company                                 1,261            42,685
Matrix Service Company                  *           468             4,282
Modine Manufacturing
  Company                                         1,208            38,475
MPM Technologies, Inc.                  *           950               366
NACCO Industries, Inc. Class A                      309            29,355
National-Oilwell, Inc.                  *         3,693           116,293
Nordson Corporation                               1,522            66,009
Oil States International, Inc.          *         2,026            30,998
Oilgear Company (The)                   *         1,300             5,141
Pall Corporation                                  5,186           135,821
Paragon Technologies, Inc.              *         1,800            17,712
Parker Hannifin Corporation                       4,521           268,819
Pentair, Inc.                                     3,618           121,710
Robbins & Myers, Inc.                               868            19,487
Rockwell Automation, Inc.                         7,135           267,634
Sauer-Danfoss, Inc.                               1,531            26,134
Semitool, Inc.                          *         1,060            11,999
SPX Corporation                                   3,125           145,125
Standex International
  Corporation                                       724            19,693
Stanley Works (The)                               3,365           153,377
Stewart & Stevenson Services                      1,366            24,479
Tecumseh Products Company
  Class A                                           712            29,327
Tennant Company                                     640            26,528
Terex Corporation                       *         2,062            70,376
Thomas Industries, Inc.                             955            31,706
Timco Aviation
  Services, Inc.                        *           107                40

154              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                                  Shares            Value
--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
Timken Company                                      3,702     $     98,066
Toro Company                                        1,275           89,339
TurboChef Technologies,
  Inc.                                   *          2,981           14,637
Ultratech, Inc.                          *            971           15,808
United Technologies
  Corporation                                      20,877        1,909,828
UNOVA, Inc.                              *          2,374           48,073
Varian Medical
  Systems, Inc.                          *          2,756          218,689
W.W. Grainger, Inc.                                 3,286          188,945
Watsco, Inc.                                        1,653           46,400
Willis Lease Finance
  Corporation                            *          1,234           10,193
WJ Communications, Inc.                  *          1,509            5,342
Woodward Governor
  Company                                             408           29,421
York International Corporation                      1,671           68,628
                                                              ------------
                                                                11,738,078
                                                              ------------
Home Construction, Furnishings &
Appliances--0.8%
American Technology
  Corporation                            *          3,686           21,305
Applica, Inc.                            *          1,507           13,412
Bassett Furniture
  Industries, Inc.                                  1,139           24,785
BE Aerospace, Inc.                       *          2,393           18,139
Beazer Homes USA, Inc.                                498           49,954
Brookfield Homes Corporation                        1,218           31,899
D.R. Horton, Inc.                                   9,617          273,123
Digital Theater
  Systems, Inc.                          *            755           19,743
Dominion Homes, Inc.                     *            650           15,015
Ethan Allen Interiors, Inc.                         1,551           55,696
Fossil, Inc.                             *          3,154           85,946
Furniture Brands
  International, Inc.                               2,341           58,642
Gemstar-TV Guide
  International, Inc.                    *         16,221           77,861
Harman International
  Industries, Inc.                                  2,728          248,248
Helen of Troy Ltd.                       *          1,333           49,148
Herman Miller, Inc.                                 3,155           91,306
Hillenbrand Industries, Inc.                        2,596          156,928
HNI Corporation                                     2,512          106,333
Johnson Controls, Inc.                              7,495          400,083
KB Home                                             1,924          132,044
Kimball International, Inc.
  Class B                                           1,500           22,125
Kinetic Concepts, Inc.                   *          2,600          129,740
Layne Christensen
  Company                                *          3,210           53,125
La-Z-Boy, Inc.                                      2,404           43,224
Leggett & Platt, Inc.                               7,063          188,653
Masco Corporation                                  18,520          577,454
Maytag Corporation                                  3,261           79,927
MDC Holdings, Inc.                                  1,301           82,757
Meritage Corporation                     *            650           44,720
Movado Group, Inc.                                  1,678           28,945
National Presto Industries, Inc.                      535           22,058
NVR, Inc.                                *            262          126,860
Palm Harbor Homes, Inc.                  *          1,181           20,939
Parkervision, Inc.                       *          1,052            5,996
Pulte Homes, Inc.                                   5,149          267,902
Rowe Furniture Corporation               *            970            5,335
Ryland Group, Inc.                                    926           72,413

--------------------------------------------------------------------------
                                                   Shares            Value
--------------------------------------------------------------------------
Salton, Inc.                             *            701     $      3,757
Select Comfort Corporation               *          1,403           39,845
Skyline Corporation                                   720           29,268
Standard-Pacific Corporation                        1,284           63,301
Steelcase, Inc. Class A                             1,992           27,888
Technical Olympic USA, Inc.                         1,435           31,972
Tempur-Pedic International,
  Inc.                                   *          1,346           18,857
Toll Brothers, Inc.                      *          2,966          125,521
Virco Manufacturing
  Corporation                            *            799            5,557
Walter Industries, Inc.                             2,140           29,147
Whirlpool Corporation                               2,590          177,674
                                                              ------------
                                                                 4,254,570
                                                              ------------
Household Products--0.5%
Anchor Glass Container
  Corporation                                         164            2,219
Apogee Enterprises, Inc.                            1,250           13,000
Charles & Colvard Ltd.                   *          1,405            8,514
Ferro Corporation                                   1,818           48,504
Fortune Brands, Inc.                                6,052          456,502
Gentex Corporation                                  3,297          130,825
Illinois Tool Works, Inc.                          12,485        1,197,187
Kronos Worldwide, Inc.                              1,097           37,520
Lazare Kaplan International              *          1,139            9,625
Libbey, Inc.                                          749           20,792
Newell Rubbermaid, Inc.                            11,388          267,618
Owens-IIlinois, Inc.                     *          6,064          101,633
Rohm & Haas Company                                 8,741          363,451
RPM, Inc.                                           4,832           73,446
Snap-On, Inc.                                       2,419           81,157
Valspar Corporation                                 1,862           93,919
                                                              ------------
                                                                 2,905,912
                                                              ------------
Industrial--Diversified--0.1%
Blyth, Inc.                                         1,839           63,427
Daktronics, Inc.                         *          1,800           44,910
Identix, Inc.                            *          3,461           25,854
Roper Industries, Inc.                              1,490           84,781
Russ Berrie & Company, Inc.                         1,156           22,461
Shuffle Master, Inc.                     *          1,018           36,964
Yankee Candle
  Company, Inc.                          *          2,152           62,946
Zomax Inc., MN                           *          1,549            5,840
                                                              ------------
                                                                   347,183
                                                              ------------
Insurance--5.0%
21st Century Insurance Group                        3,010           38,949
Aflac, Inc.                                        20,781          848,073
Aetna, Inc.                                         6,131          521,135
Alfa Corporation                                    1,928           26,992
Alleghany Corporation                    *            337           96,719
Allmerica Financial
  Corporation                            *          2,346           79,295
Allstate Corporation (The)                         28,695        1,335,752
AMBAC Financial Group, Inc.                         4,135          303,674
American Financial Group, Inc.                      3,317          101,401
American Independence
  Corporation                            *            430            7,108
American International
  Group, Inc.                                     105,920        7,549,978
American Medical Security
  Group, Inc.                            *            774           21,091
American National Insurance                           945           87,252
American Physicians
  Capital, Inc.                          *            860           19,909
Amerigroup Corporation                   *            975           47,970

                See accompanying notes to financial statements.             155

June 30, 2004 (Unaudited)

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Vantagepoint Broad
Market Index Fund                                  Shares             Value
---------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
AmerUs Group Company                                1,580      $     65,412
Anthem, Inc.                              *         5,538           495,983
AON Corporation                                    12,212           347,676
Arch Capital Group Ltd.
  (Bermuda)                               *         1,428            56,949
Argonaut Group, Inc.                      *         1,387            25,562
Arthur J. Gallagher &
  Company                                           3,230            98,353
Assurant, Inc.                                      1,817            47,932
Baldwin & Lyons, Inc. Class B                         945            25,364
Bristol West Holdings, Inc.                         1,365            24,829
Brown & Brown, Inc.                                 2,518           108,526
Centene Corporation                       *           986            38,010
Chubb Corporation                                   7,793           531,327
Cigna Corporation                                   5,831           401,231
Cincinnati Financial
  Corporation                                       6,465           281,357
Clark, Inc.                               *         1,174            21,778
CNA Financial Corporation                 *         9,022           266,961
CNA Surety Corporation                    *         1,486            16,272
Commerce Group, Inc.                                1,543            76,178
Conseco, Inc.                             *         3,700            73,630
Crawford & Company Class B                          1,891             9,323
Danielson Holding
  Corporation                             *         1,555            10,745
Delphi Financial Group, Inc.
  Class A                                           1,297            57,716
Donegal Group, Inc. Class B                           427             8,578
EMC Insurance Group, Inc.                             341             7,966
Erie Indemnity Company
  Class A                                           2,723           127,382
FBL Financial Group, Inc.
  Class A                                           1,275            36,031
Fidelity National Financial, Inc.                   6,737           251,560
Financial Industries
  Corporation                             *           660             6,125
First American Corporation                          3,159            81,787
Gainsco, Inc.                             *           385               270
Genworth Financial, Inc.
  Class A                                 *        10,800           247,860
Great American Financial
  Resources, Inc.                                   1,717            27,300
Harleysville Group, Inc.                            1,351            25,466
Hartford Financial Services
  Group, Inc.                                      11,739           806,939
HCC Insurance Holdings, Inc.                        2,666            89,071
Health Net, Inc.                          *         4,879           129,294
HealthExtras, Inc.                        *         1,864            30,886
Hilb Rogal & Hobbs Company                          1,604            57,231
Horace Mann Educators
  Corporation                                       2,000            34,960
Humana, Inc.                              *         6,683           112,943
Independence Holding
  Company                                             534            18,156
Infinity Property & Casualty
  Corporation                                         810            26,730
Jefferson Pilot Corporation                         5,454           277,063
Kansas City Life Insurance
  Company                                             902            37,965
LabOne, Inc.                              *           602            19,132
Landamerica Financial
  Group, Inc.                                         845            32,896
Leucadia National Corporation                       2,706           134,488
Lincoln National Corporation                        7,387           349,036
Loews Corporation                                   7,296           437,468
MBIA, Inc.                                          5,981           341,635
MGIC Investment Corporation                         4,084           309,812

---------------------------------------------------------------------------
                                                   Shares             Value
---------------------------------------------------------------------------
Markel Corporation                        *           412      $    114,330
Marsh & McLennan
  Companies, Inc.                                  21,504           975,852
Mercury General Corporation                         2,409           119,607
Metlife, Inc.                                      30,945         1,109,378
Mony Group, Inc.                          *         1,473            46,105
National Financial Partners
  Corporation                                       1,495            52,729
Nationwide Financial Services
  Class A                                           2,414            90,791
Navigators Group, Inc.                    *           938            27,099
Odyssey Re Holdings
  Corporation                                       2,505            60,120
Ohio Casualty Corporation                 *         2,335            47,004
Old Republic International
  Corporation                                       7,353           174,413
Oxford Health Plans, Inc.                           3,392           186,696
PMI Group, Inc. (The)                               3,929           170,990
Philadelphia Consolidated
  Holding Corporation                     *           854            51,300
Phoenix Companies, Inc. (The)                       4,217            51,658
PMA Capital Corporation
  Class A                                           1,826            16,434
Presidential Life Corporation                       1,144            20,615
Principal Financial Group                          12,801           445,219
ProAssurance Corporation                  *         1,647            56,179
Progressive Corporation (The)                       8,663           738,954
Protective Life Corporation                         3,130           121,037
Prudential Financial, Inc.                         21,930         1,019,087
Radian Group, Inc.                                  3,844           184,128
Reinsurance Group of
  America, Inc.                                     2,540           103,251
RLI Corporation                                     1,164            42,486
Safeco Corporation                                  5,751           253,044
Selective Insurance Group                           1,061            42,313
Southern Security Life
  Insurance Company                       *         1,180             3,953
St. Paul Travelers Companies                       27,539         1,116,431
Stancorp Financial Group, Inc.                      1,230            82,410
State Auto Financial
  Corporation                                       1,988            61,071
Stewart Information Services
  Corporation                                       1,239            41,841
Torchmark Corporation                               4,697           252,699
Transatlantic Holdings, Inc.                        2,214           179,312
Triad Guaranty, Inc.                      *           692            40,274
UICI                                      *         2,484            59,144
United American Healthcare
  Corporation                             *         4,251            21,893
United Fire & Casualty
  Company                                             625            36,094
Unitrin, Inc.                                       3,006           128,056
Universal American
  Financial Corporation                   *         1,812            19,896
UnumProvident Corporation                          10,788           171,529
USI Holdings Corporation                  *         1,550            24,490
W.R. Berkley Corporation                            3,360           144,312
WellChoice, Inc.                          *         3,356           138,938
WellPoint Health Networks                 *         6,305           706,223
Wesco Financial Corporation                           287           103,894
White Mountains Insurance
  Group Ltd.                                          366           186,660
Zenith National Insurance
  Corporation                                         999            48,551
                                                               ------------
                                                                 28,120,932
                                                               ------------
Lodging--0.4%
Ameristar Casinos, Inc.                             1,350            45,333
Aztar Corporation                         *         1,549            43,372

156              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

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Vantagepoint Broad
Market Index Fund                                           Shares            Value
-----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------------
Boca Resorts, Inc. Class A                     *             1,938     $     38,411
Boyd Gaming Corporation                                      2,619           69,587
Choice Hotels International,
  Inc.                                                       1,508           75,641
Empire Resorts, Inc.                           *               582            8,177
Hilton Hotels Corporation                                   14,441          269,469
International Leisure
  Hosts Ltd.                                   *             1,200            7,800
Isle of Capri Casinos, Inc.                    *             1,250           21,813
John Q. Hammons
  Hotels, Inc.                                 *             1,300           12,350
La Quinta Corporation                          *             7,161           60,152
MGM Mirage, Inc.                               *             5,592          262,488
Mandalay Resort Group                                        2,625          180,180
Marcus Corporation                                           1,505           25,961
Marriott International, Inc.
  Class A                                                    9,096          453,708
Prime Hospitality
  Corporation                                  *             1,820           19,328
ShoLodge, Inc.                                 *               850            4,675
Starwood Hotels & Resorts
  Worldwide, Inc.                                            8,391          376,336
Station Casinos, Inc.                                        2,465          119,306
Vail Resorts, Inc.                             *             1,491           28,568
Wynn Resorts Ltd.                              *             1,554           60,031
                                                                       ------------
                                                                          2,182,686
                                                                       ------------
Media--Broadcasting & Publishing--2.9%
4Kids Entertainment, Inc.                      *               605           14,472
Acme Communications, Inc.                      *             1,200            8,280
American Greetings
  Corporation Class A                          *             2,760           63,977
Banta Corporation                                            1,074           47,696
Beasley Broadcasting
  Group, Inc. Class A                          *             1,150           17,204
Belo Corporation Class A                                     4,721          126,759
Cablevision Systems
  Corporation Class A                          *             9,044          177,715
Charter Communications,
  Inc. Class A                                 *            11,237           44,049
Citadel Broadcasting
  Corporation                                  *             1,025           14,934
Clear Channel
  Communications, Inc.                                      25,043          925,339
Comcast Corporation
  Class A                                      *            91,704        2,570,463
COX Communications, Inc.
  Class A                                      *            23,690          658,345
COX Radio, Inc. Class A                        *             1,752           30,450
Crown Media Holdings, Inc.                     *             5,899           50,259
Cumulus Media, Inc.
  Class A                                      *             2,174           36,545
DIRECTV Group, Inc. (The)                      *            56,047          958,404
Dow Jones & Company, Inc.                                    3,384          152,618
EchoStar Communications
  Corporation Class A                          *            10,086          310,145
Emmis Communications
  Corporation Class A                          *             2,170           45,527
Entercom Communications
  Corporation                                  *             2,183           81,426
Entravision
  Communications
  Corporation Class A                          *             2,852           21,903
EW Scripps Company Class A                                   3,206          336,630
Fox Entertainment Group,
  Inc. Class A                                 *            17,331          462,738
Gannett Company, Inc.                                       11,248          954,393

-----------------------------------------------------------------------------------
                                                            Shares            Value
-----------------------------------------------------------------------------------
Granite Broadcasting
  Corporation                                  *             5,454     $      3,818
Gray Television, Inc.                                        1,838           25,530
Harte-Hanks, Inc.                                            3,119           76,135
Hearst-Argyle Television, Inc.                               2,184           56,304
Hollinger International, Inc.                                3,613           60,662
Information Holdings, Inc.                     *             1,082           29,614
Insight Communications
  Company, Inc.                                *             1,885           17,455
InterActiveCorp                                *            25,815          778,064
John Wiley & Sons Class A                                    2,491           79,712
Journal Communications, Inc.
  Class A                                                      600           11,298
Journal Register Company                       *             1,817           36,340
Knight-Ridder, Inc.                                          3,016          217,152
Lee Enterprises, Inc.                                        1,973           94,724
Liberty Corporation                                            935           43,898
Liberty Media Corporation
  Class A                                                  109,034          980,216
Liberty Media International,
  Inc. Class A                                 *             5,451          202,232
LIN TV Corporation Class A                     *             1,419           30,083
Lodgenet Entertainment
  Corporation                                  *             1,250           20,625
McClatchy Company Class A                                    1,801          126,340
McGraw-Hill Companies,
  Inc. (The)                                                 7,950          608,732
Media General, Inc. Class A                                    952           61,137
Mediacom Communications
  Corporation                                  *             3,433           26,846
Meredith Corporation                                         2,083          114,482
New York Times Company
  Class A                                                    5,682          254,042
Pac-West Telecomm, Inc.                        *             5,562            6,118
Paxson Communications
  Corporation                                  *             2,670            8,678
Pegasus Communications
  Corporation                                  *               347            8,488
Playboy Enterprises, Inc.
  Class B                                      *             1,251           14,524
Price Communications
  Corporation                                  *             2,062           30,435
Primedia, Inc.                                 *             8,853           24,611
Pulitzer, Inc.                                                 753           36,822
R.H. Donnelley Corporation                     *             1,409           61,630
Radio One, Inc. Class A                        *             4,327           69,708
Radio Unica
  Communications
  Corporation                                  *++[delta]    1,900               --
Readers Digest Association,
  Inc. (The)                                                 3,917           62,633
Regent Communications,
  Inc.                                         *             1,600            9,904
Salem Communications
  Corporation Class A                          *               850           23,061
Scholastic Corporation                         *             1,845           55,258
Sinclair Broadcast Group, Inc.
  Class A                                                    2,049           21,043
Spanish Broadcasting
  System, Inc. Class A                         *             1,300           12,103
Speedus Corporation                            *             4,207            9,971
Tivo, Inc.                                     *             2,696           19,115
Tribune Company                                             12,958          590,107
Univision Communications,
  Inc. Class A                                 *            12,782          408,129
Viacom, Inc. Class B                                        71,088        2,539,263
Washington Post Class B                                        378          351,544
Worldgate Communications                       *             3,160            6,636

                See accompanying notes to financial statements.             157

June 30, 2004 (Unaudited)

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Vantagepoint Broad
Market Index Fund                                   Shares             Value
----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------
Young Broadcasting, Inc.
  Class A                                  *           831      $     10,928
YouthStream Media
  Networks, Inc.                           *         1,159               174
                                                                ------------
                                                                  16,446,595
                                                                ------------
Medical Equipment & Supplies--0.3%
Abaxis, Inc.                               *           749            14,216
Abiomed, Inc.                              *           886            11,146
Aclara BioSciences, Inc.                   *         1,420             6,390
ADE Corporation                            *           967            20,897
Advanced Medical
  Optics, Inc.                             *         1,195            50,871
Aetrium, Inc.                              *           614             4,513
Aksys Ltd.                                 *           997             5,813
Amcast Industrial
  Corporation                              *         2,529             6,348
Aradigm Corporation                        *         1,124             1,012
Arrow International, Inc.                            1,305            39,046
August Technology
  Corporation                              *           688             8,628
Avigen, Inc.                               *         1,009             3,400
Axsys Technologies, Inc.                   *           589            13,023
BEI Technologies, Inc.                                 500            14,155
Bioject Medical
  Technologies, Inc.                       *         4,490             8,576
Biolase Technology, Inc.                   *           765            10,297
BioVeris Corporation                       *         1,071             8,911
Britesmile, Inc.                           *         1,080            11,729
Bruker BioSciences
  Corporation                              *         1,667             8,118
Cardiodynamics
  International Corporation                *         1,872             9,454
CardioGenesis Corporation                  *         1,202               667
Cerus Corporation                          *         1,010             2,424
ChromaVision Medical
  Systems, Inc.                            *         3,308             6,153
Coherent, Inc.                             *         1,348            40,238
Cohu, Inc.                                             859            16,355
Cole National Corporation                  *         1,379            32,200
Cooper Companies, Inc.                               1,181            74,604
Curon Medical, Inc.                        *         4,728             7,990
Cygnus, Inc.                               *         1,179               354
Dade Behring Holdings, Inc.                *         1,560            74,131
Electro-Sensors, Inc.                                2,581            11,873
Excel Technology, Inc.                     *           562            18,687
Faro Technologies, Inc.                    *           453            11,629
Fisher Scientific
  International                            *         2,651           153,095
Formfactor, Inc.                           *         1,417            31,812
Frequency Electronics, Inc.                            821            11,609
HealthTronics Surgical
  Services, Inc.                           *         1,200             9,588
Hologic, Inc.                              *         1,346            31,295
II-VI, Inc.                                *           341            10,455
Illumina, Inc.                             *         1,280             8,128
Integra LifeSciences
  Holdings Corporation                     *         1,190            41,971
Intermagnetics General
  Corporation                              *           665            22,630
Intest Corporation                         *           950             5,985
Intuitive Surgical, Inc.                   *         1,610            30,590
Ixia                                       *         2,330            22,927
Meade Instruments
  Corporation                              *         1,640             5,232
Mechanical Technology, Inc.                *           957             5,723
Medwave, Inc.                              *         2,500            13,050

----------------------------------------------------------------------------
                                                    Shares             Value
----------------------------------------------------------------------------
Mesa Laboratories, Inc.                              1,200      $     11,832
Micro Therapeutics, Inc.                   *         1,650             6,980
Molecular Devices
  Corporation                              *           909            16,162
MTS Systems Corporation                              1,342            31,470
Nanogen, Inc.                              *           950             6,384
OI Corporation                             *         1,600            14,400
Orbit International
  Corporation                              *         2,250            15,750
Orthologic Corporation                     *         1,516            13,144
OYO Geospace Corporation                   *           550            10,285
Palomar Medical
  Technologies, Inc.                       *         1,116            18,738
Pharmanetics, Inc.                         *         5,219             2,505
Physiometrix, Inc.                         *         3,187             5,259
PPT Vision, Inc.                           *           800             1,092
Q-Med, Inc.                                *         1,634            13,873
Resmed, Inc.                               *         1,517            77,306
Sola International, Inc.                   *         1,406            24,225
Somanetics Corporation                     *         1,352            18,536
Spectranetics Corporation                  *         5,845            32,732
Staar Surgical Company                     *           848             6,614
Sybron Dental
  Specialties, Inc.                        *         1,583            47,253
Synovis Life
  Technologies, Inc.                       *           346             3,720
Theragenics Corporation                    *         1,492             6,893
Thermogenesis                              *         4,316            20,415
TriPath Imaging, Inc.                      *         1,739            16,364
Valentis, Inc.                             *         2,990            20,810
Ventana Medical
  Systems, Inc.                            *           708            33,651
Viasys Healthcare, Inc.                    *         1,380            28,856
Vivus, Inc.                                *         1,400             5,096
White Electronic Designs
  Corporation                              *           514             2,693
X-Rite, Inc.                                         1,890            27,481
Young Innovations, Inc.                                677            17,196
Zevex International, Inc.                  *           600             1,944
Zygo Corporation                           *           967            10,821
                                                                ------------
                                                                   1,528,418
                                                                ------------
Medical Supplies--3.6%
Advanced Neuromodulation
  Systems, Inc.                            *           747            24,502
Align Technology, Inc.                     *         2,449            46,531
Allergan, Inc.                                       5,112           457,626
American Medical Systems
  Holdings, Inc.                           *         1,500            50,550
Analogic Corporation                                   593            25,161
Applera Corp.--Applied
  Biosystems Group                                   8,630           187,703
ArthoCare Corporation                      *           851            24,747
Bausch & Lomb, Inc.                                  2,176           141,592
Baxter International, Inc.                          24,624           849,774
Beckman Coulter, Inc.                                2,512           153,232
Becton, Dickinson & Company                         10,137           525,097
Biomet, Inc.                                        10,108           449,200
Bio-Rad Laboratories, Inc.
  Class A                                  *         1,088            64,040
Biosite, Inc.                              *           725            32,567
Boston Scientific
  Corporation                              *        33,493         1,433,500
C.R. Bard, Inc.                                      3,904           221,162
Closure Medical
  Corporation                              *           681            17,100
Conmed Corporation                         *         1,362            37,319
Credence Systems
  Corporation                              *         2,727            37,633

158                See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

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Vantagepoint Broad
Market Index Fund                             Shares                 Value
--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
CTI Molecular Imaging, Inc.              *     2,178          $     30,884
Cuno, Inc.                               *       898                47,908
Cyberonics, Inc.                         *       956                31,892
Datascope Corporation                            556                22,068
Dentsply International, Inc.                   2,834               147,651
Diametrics Medical, Inc.                 *     1,731                   415
Dionex Corporation                       *     1,031                56,880
DJ Orthopedics, Inc.                     *       729                16,767
FEI Company                              *     1,368                32,709
Guidant Corporation                           12,605               704,367
Haemonetics Corporation                  *     1,157                34,305
Hanger Orthopedic
  Group, Inc.                            *     1,083                12,693
ICU Medical, Inc.                        *       605                20,286
Inamed Corporation                       *     1,419                89,184
Input/Output, Inc.                       *     2,427                20,120
Invacare Corporation                           1,333                59,612
Invision Technologies, Inc.              *       769                38,373
Ionics, Inc.                             *     1,141                32,233
Itron, Inc.                              *       955                21,908
Johnson & Johnson                            120,166             6,693,246
Kla-Tencor Corporation                   *     7,679               379,189
Kensey Nash Corporation                  *       866                29,877
Kopin Corporation                        *     2,431                12,422
Kyphon, Inc.                             *     1,594                44,919
LTX Corporation                          *     2,405                25,998
MKS Instruments, Inc.                    *     2,455                56,023
Medtronic, Inc.                               49,297             2,401,750
Mentor Corporation                             1,961                67,243
Merit Medical Systems, Inc.              *     2,519                40,128
Millipore Corporation                    *     2,026               114,206
Mine Safety Appliances
  Company                                      1,444                48,663
Newport Corporation                      *     1,614                26,098
Novoste Corporation                      *       847                 2,321
Oakley, Inc.                                   2,900                37,526
Ocular Sciences, Inc.                    *     1,151                43,738
Osteotech, Inc.                          *     1,498                 9,722
PerkinElmer, Inc.                              5,266               105,531
Photon Dynamics, Inc.                    *       659                23,111
PolyMedica Corporation                           960                29,798
Quest Diagnostics, Inc.                        4,014               340,989
Respironics, Inc.                        *     1,530                89,888
St. Jude Medical, Inc.                   *     6,859               518,883
Steris Corporation                       *     2,777                62,649
Stryker Corporation                           16,156               888,580
Techne Corporation                       *     1,736                75,429
Tektronix, Inc.                                3,507               119,308
Therma-Wave, Inc.                        *       757                 3,732
Thermo Electron
  Corporation                            *     6,758               207,741
Thoratec Corporation                     *     2,306                24,743
Urologix, Inc.                           *     1,050                16,212
Visx, Inc.                               *     2,010                53,707
Varian, Inc.                             *     1,502                63,309
Veeco Instruments, Inc.                  *     1,294                33,398
Vital Signs, Inc.                                634                18,411
Waters Corporation                       *     5,040               240,811
Wright Medical Group, Inc.               *     1,309                46,600
Zimmer Holdings, Inc.                    *    10,034               884,999
Zoll Medical Corporation                 *       425                14,909
                                                              ------------
                                                                20,095,098
                                                              ------------
Metals--1.0%
AK Steel Holding
  Corporation                            *     5,009                26,397

--------------------------------------------------------------------------
                                              Shares                 Value
--------------------------------------------------------------------------
Alcoa, Inc.                                   35,308          $  1,166,223
Allegheny Technologies, Inc.                   3,350                60,468
Alpine Group, Inc.                       *       698                 2,373
Ameron International
  Corporation                                    542                18,498
Aptargroup, Inc.                               1,565                68,375
Belden, Inc.                                   1,188                25,459
Brush Engineered
  Materials, Inc.                        *     1,122                21,206
Carpenter Technology
  Corporation                                  1,141                38,851
Century Aluminum
  Company                                *       865                21,443
Circor International, Inc.                       711                14,497
Cleveland-Cliffs, Inc.                   *       509                28,703
Commercial Metals Company                      1,770                57,437
Commscope, Inc.                          *     2,612                56,027
Couer D'alene Mines
  Corporation                            *     8,276                33,766
Crane Company                                  2,467                77,439
Danaher Corporation                           12,344               640,036
Edelbrock Corporation                            953                15,648
Engelhard Corporation                          5,205               168,174
General Cable Corporation                *     1,382                11,816
Gibraltar Steel Corporation                      792                25,993
Glamis Gold Ltd. (Canada)                *     5,199                91,138
Griffon Corporation                      *     1,288                28,697
Hecla Mining Company                     *     4,124                23,507
Hubbell, Inc. Class B                          2,078                97,063
Imco Recycling, Inc.                     *     2,856                37,756
International Aluminum
  Corporation                                  1,105                32,156
International Steel
  Group, Inc.                            *       803                23,889
Jacuzzi Brands, Inc.                     *     2,655                21,426
Liquidmetal Technologies,
  Inc.                                   *     2,346                 3,331
Lone Star Technologies, Inc.             *     1,337                36,848
Massey Energy Company                          3,053                86,125
Matthews International
  Corporation Class A                          1,052                34,653
Maverick Tube Corporation                *     1,736                45,587
MAXXAM, Inc.                             *       856                22,770
Meridian Gold, Inc.
  (Canada)                               *     4,497                58,326
Mueller Industries, Inc.                       1,592                56,994
NCI Building Systems, Inc.               *     1,232                40,102
Newmont Mining Corporation                    17,430               675,587
NS Group, Inc.                           *       923                15,174
Nucor Corporation                              3,249               249,393
Optical Cable Corporation                *       240                 1,272
Phelps Dodge Corporation                 *     3,708               287,407
Precision Castparts
  Corporation                                  2,568               140,444
Quanex Corporation                               743                36,184
Reliance Steel & Aluminum
  Company                                      1,483                59,795
Royal Gold, Inc.                               1,153                16,338
Ryerson Tull, Inc.                             1,471                23,359
Schnitzer Steel Industries, Inc.
  Class A                                        693                23,534
Shaw Group, Inc. (The)                   *     2,182                22,104
Shiloh Industries, Inc.                  *     1,441                21,125
Simpson Manufacturing
  Company, Inc.                                1,042                58,477
Southern Peru Copper
  Corporation                                    557                23,021
Steel Dynamics, Inc.                     *     2,420                69,285
Stillwater Mining Company                *     3,727                55,942

                See accompanying notes to financial statements.             159

June 30, 2004 (Unaudited)

------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                                Shares            Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Sturm, Ruger & Company, Inc.                      3,296     $     39,915
Taser International, Inc.              *          1,146           49,656
Texas Industries, Inc.                            1,116           45,946
Titanium Metals
  Corporation                          *            306           28,320
Tower Automotive, Inc.                 *          2,146            7,811
Tredegar Corporation                              1,606           25,905
United States Steel
  Corporation                                     4,607          161,798
Valmont Industries, Inc.                          1,162           26,610
Watts Water Technologies, Inc.
  Class A                                         1,225           33,014
Weirton Steel Corporation              *          1,350                6
WHX Corporation                        *            292              473
Worthington Industries, Inc.                      3,575           73,395
                                                            ------------
                                                               5,590,487
                                                            ------------
Mining--0.0%
Freeport-McMoran Copper &
  Gold, Inc. Class B                              7,496          248,492
                                                            ------------
Miscellaneous--0.1%
Advanced Marketing
  Services, Inc.                                    772            9,967
Boyds Collection Ltd.                  *          2,700            8,964
Corrections Corporation of
  America                              *          1,900           75,031
DIMON, Inc.                                       2,000           11,440
Enesco Group, Inc.                     *          3,501           31,369
Geo Group, Inc. (The)                  *            819           16,708
Handleman Company                                 1,657           38,376
Terra Industries, Inc.                 *          2,500           14,075
Tractor Supply Company                 *          1,549           64,779
                                                            ------------
                                                                 270,709
                                                            ------------
Oil & Gas--6.2%
Adams Resources &
  Energy, Inc.                                    1,462           21,696
AGL Resources, Inc.                               2,166           62,922
Amerada Hess Corporation                          3,730          295,379
Anadarko Petroleum
  Corporation                                    10,010          586,586
Apache Corporation                               12,949          563,929
Apco Argentina, Inc.
  (Cayman Islands)                                  622           22,392
Ashland, Inc.                                     2,848          150,403
Atmos Energy Corporation                          2,732           69,912
ATP Oil & Gas Corporation              *            685            5,254
Atwood Oceanics, Inc.                  *            831           34,694
Berry Petroleum Company
  Class A                                         1,301           38,262
BJ Services Company                    *          6,069          278,203
Blue Dolphin Energy
  Company                              *          3,650            4,376
BP Prudhoe Bay Royalty Trust                      1,105           35,990
Burlington Resources, Inc.                       15,686          567,519
Cabot Oil & Gas Corporation                       1,516           64,127
CAL Dive International, Inc.           *          1,668           50,574
Callon Petroleum Company               *            779           11,109
Cascade Natural Gas
  Corporation                                     1,289           28,448
Chesapeake Energy
  Corporation                                     9,343          137,529
Chesapeake Utilities
  Corporation                                       949           21,542
ChevronTexaco Corporation                        43,157        4,061,505

                                                 Shares            Value
------------------------------------------------------------------------
Cimarex Energy Company                 *          1,645     $     49,728
Clayton Williams
  Energy, Inc.                         *            550           13,145
ConocoPhillips                                   28,249        2,155,116
Cross Timbers Royalty Trust                         575           15,905
Dawson Geophysical
  Company                              *          1,200           26,124
Delta Natural Gas
  Company, Inc.                                     380            9,405
Delta Petroleum
  Corporation                          *          2,709           36,436
Denbury Resources, Inc.                *          2,233           46,781
Devon Energy Corporation                          9,250          610,500
Diamond Offshore
  Drilling, Inc.                                  5,494          130,922
Dynegy, Inc. Class A                   *         15,654           66,686
EOG Resources, Inc.                               4,276          255,320
EL Paso Corporation                              25,233          198,836
Encore Acquisition
  Company                              *          1,375           38,363
Energen Corporation                               1,322           63,443
Energy Partners Ltd.                   *          1,758           26,897
ENSCO International, Inc.                         5,990          174,309
Enterprise Products
  Partners LP                                     8,700          184,875
Equitable Resources, Inc.                         2,812          145,409
Evergreen Resources, Inc.              *          1,808           73,043
Exploration Company of
  Delaware, Inc. (The)                 *          5,411           20,508
Exxon Mobil Corporation                         263,483       11,701,280
Forest Oil Corporation                 *          2,547           69,584
Frontier Oil Corporation                          3,444           72,978
FX Energy, Inc.                        *          3,496           31,149
Giant Industries, Inc.                 *          2,240           49,280
Global Industries Ltd.                 *          2,539           14,523
GlobalSantaFe Corporation                         9,544          252,916
Grey Wolf, Inc.                        *          5,192           22,014
Halliburton Company                              17,479          528,915
Hanover Compressor
  Company                              *          2,934           34,915
Headwaters, Inc.                       *          2,095           54,323
Helmerich & Payne, Inc.                           1,963           51,274
Holly Corporation                                 2,568           96,043
Houston Exploration
  Company                              *          1,352           70,088
Hugoton Royalty Trust                             1,874           42,840
Kaneb Services LLC                                1,001           28,238
Kerr-McGee Corporation                            5,502          295,846
Key Energy Services, Inc.              *          4,865           45,926
Kinder Morgan, Inc.                               5,114          303,209
Laclede Group, Inc. (The)                         1,025           28,095
Magnum Hunter
  Resources, Inc.                      *          2,497           25,919
Marathon Oil Corporation                         12,874          487,152
Markwest Hydrocarbon, Inc.                          978           11,492
McMoRan Exploration
  Company                              *          1,059           16,499
MDU Resources Group, Inc.                         5,105          122,673
Mercury Air Group, Inc.                *            746            3,954
Meridian Resource
  Corporation                          *          2,950           20,473
Mission Resources
  Corporation                          *            916            5,221
Murphy Oil Corporation                            3,885          286,325
Nabors Industries Ltd.                 *          6,084          275,118
National Fuel Gas Company                         4,022          100,550
New Jersey Resources
  Corporation                                     1,121           46,611

160               See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                              Shares              Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Newfield Exploration
  Company                             *         1,923      $    107,188
Newpark Resources, Inc.               *         3,484            21,601
Nicor, Inc.                                     1,828            62,097
Noble Corporation                     *         5,552           210,365
Noble Energy, Inc.                              2,545           129,795
Northwest Natural Gas
  Company                                       1,183            36,082
NUI Corporation                                 1,096            16,002
Occidental Petroleum
  Corporation                                  15,480           749,387
Oceaneering International,
  Inc.                                *         1,116            38,223
Oneok, Inc.                                     3,908            85,937
Parker Drilling Company               *         3,755            14,344
Patina Oil & Gas Corporation                    2,681            80,081
Patterson-UTI Energy, Inc.                      3,356           112,124
Penn Virginia Corporation                       1,500            54,165
Peoples Energy Corporation                      1,528            64,405
Petroleum Development
  Corporation                         *         1,250            34,275
Piedmont Natural Gas
  Company                                       1,370            58,499
Pioneer Natural Resources
  Company                                       4,287           150,388
Plains Exploration &
  Production Company                  *         4,202            77,107
Plains Resources, Inc.                *         3,189            54,054
Pogo Producing Company                          2,307           113,966
Premcor, Inc.                         *         2,892           108,450
Pride International, Inc.             *         5,416            92,668
Prima Energy Corporation              *           623            24,652
Prolong International
  Corporation                         *        34,716            10,415
Questar Corporation                             3,706           143,200
Quicksilver Resources, Inc.           *         1,160            77,801
Remington Oil & Gas
  Corporation                         *         1,186            27,990
Resource America, Inc.
  Class A                                       1,287            30,373
Rowan Companies, Inc.                 *         3,918            95,325
Schlumberger Ltd.                              24,293         1,542,848
SEACOR Holdings, Inc.                 *           983            43,183
SEMCO Energy, Inc.                              5,450            31,719
Smith International, Inc.             *         4,010           223,598
South Jersey Industries, Inc.                   1,007            44,308
Southern Union Company                *         3,055            64,399
Southwest Gas Corporation                       1,252            30,211
Southwestern Energy
  Company                             *         1,518            43,521
Spinnaker Exploration
  Company                             *         1,506            59,306
St. Mary Land & Exploration
  Company                                       1,481            52,798
Stone Energy Corporation              *         1,208            55,181
Sunoco, Inc.                                    3,206           203,966
Superior Energy
  Services, Inc.                      *         2,900            29,145
Swift Energy Company                  *         1,142            25,193
Syntroleum Corporation                *         1,246             8,249
Tesoro Petroleum
  Corporation                         *         3,423            94,475
Tetra Technologies, Inc.              *           784            21,050
Tidewater, Inc.                                 2,430            72,414
Todco Class A                         *           202             3,125
Transmontaigne, Inc.                  *         2,979            16,027
Transocean, Inc.                      *        12,476           361,055

------------------------------------------------------------------------
                                               Shares             Value
------------------------------------------------------------------------
UGI Corporation                                 1,360      $     43,656
Ultra Petroleum Corporation           *         3,041           113,521
Unit Corporation                      *         1,702            53,528
United Heritage Corporation           *         3,180             2,671
Unocal Corporation                             10,144           385,472
Valero Energy Corporation                       5,283           389,674
Varco International, Inc.             *         4,063            88,939
Vectren Corporation                             3,706            92,984
Veritas DGC, Inc.                     *         1,390            32,179
Vintage Petroleum, Inc.                         2,737            46,447
Wd-40 Company                                     949            28,413
Weatherford International
  Ltd.                                *         5,300           238,394
Western Gas Resources, Inc.                     4,048           131,479
WGL Holdings, Inc.                              2,315            66,487
W-H Energy Services, Inc.             *         1,377            26,989
Whiting Petroleum
  Corporation                         *         1,242            31,236
Williams Companies, Inc.                       21,507           255,933
XTO Energy, Inc.                                9,365           278,983
                                                           ------------
                                                             34,863,240
                                                           ------------
Pharmaceuticals--7.4%
Aastrom Biosciences, Inc.             *         3,289             2,960
Abbott Laboratories                            63,672         2,595,271
Abgenix, Inc.                         *         3,629            42,532
Able Laboratories, Inc.               *           820            16,859
Adolor Corporation                    *         1,927            24,434
Albany Molecular
  Research, Inc.                      *         1,371            17,727
Alexion Pharmaceuticals,
  Inc.                                *         1,108            20,609
Alfacell Corporation                  *         4,295            31,439
Alkermes, Inc.                        *         3,579            48,674
Alliance Pharmaceutical
  Corporation                         *           320               115
Allscripts Healthcare
  Solutions, Inc.                     *         2,300            18,032
Alpharma, Inc. Class A                          2,463            50,442
American Pharmaceutical
  Partners, Inc.                      *           656            19,929
AmerisourceBergen
  Corporation                                   4,244           253,706
Amgen, Inc.                           *        52,527         2,866,398
Andrx Corporation                     *         3,036            84,795
Aphton Corporation                    *         1,416             5,664
Arena Pharmaceuticals, Inc.           *         1,439             7,857
ArQule, Inc.                          *           864             4,553
Atherogenics, Inc.                    *         1,603            30,505
AVANIR Pharmaceuticals
  Class A                             *         6,000            10,080
Avant Immunotherapeutics,
  Inc.                                *         5,150            13,699
Avax Technologies, Inc.               *         1,450               392
AVI BioPharma, Inc.                   *         2,400             5,856
Barr Pharmaceuticals, Inc.            *         4,174           140,664
Bentley Pharmaceuticals,
  Inc.                                *           711             9,769
Biogen Idec, Inc.                     *        13,195           834,584
BioMarin Pharmaceuticals,
  Inc.                                *         2,400            14,400
Biopure Corporation                   *         1,854             1,298
Bone Care International, Inc.         *           986            23,092
Boston Life Sciences, Inc.            *         3,622             3,727
Bradley Pharmaceuticals,
  Inc.                                *           591            16,489
Bristol-Myers Squibb
  Company                                      79,572         1,949,514
Cambrex Corporation                             1,258            31,739

                See accompanying notes to financial statements.             161

June 30, 2004 (Unaudited)

----------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                             Shares             Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
Cardinal Health, Inc.                         17,666      $  1,237,503
Cell Genesys, Inc.                   *         1,642            17,060
Cell Therapeutics, Inc.              *         1,391            10,252
Cellegy Pharmaceuticals,
  Inc.                               *         1,550             5,968
Cephalon, Inc.                       *         2,347           126,738
Charles River Laboratories
  International, Inc.                *         1,994            97,447
Chiron Corporation                   *         7,289           325,381
Cima Labs, Inc.                      *           704            23,746
Collagenex
  Pharmaceuticals, Inc.              *         1,558            14,676
Columbia Laboratories, Inc.          *         1,819             6,294
Connetics Corporation                *         1,618            32,684
Corgentech, Inc.                     *            38               613
Corixa Corporation                   *         2,578            12,039
Cubist Pharmaceuticals, Inc.         *         1,762            19,558
Cypress Bioscience, Inc.             *         1,560            21,419
Cytogen Corporation                  *           755            12,005
CytRx Corporation                    *         4,200             4,704
D&K Healthcare
  Resources, Inc.                              1,138            13,656
Dendreon Corporation                 *         1,879            23,018
Diagnostic Products
  Corporation                                  1,263            55,496
Digene Corporation                   *           725            26,484
Discovery Laboratories, Inc.         *         2,566            24,608
Durect Corporation                   *         1,900             6,631
Eli Lilly & Company                           45,696         3,194,607
Emisphere Technologies,
  Inc.                               *           772             3,165
Encysive Pharmaceuticals,
  Inc.                               *         2,128            18,088
Endo Pharmaceuticals
  Holdings, Inc.                     *         5,535           129,796
Eon Labs, Inc.                       *         3,664           149,968
Epimmune, Inc.                       *         1,000             1,700
EPIX Medical, Inc.                   *           960            20,256
Exegencis, Inc.                      *         2,378             1,736
Eyetech Pharmaceuticals,
  Inc.                               *            59             2,532
First Horizon
  Pharmaceutical
  Corporation                        *         1,613            30,486
Forest Laboratories, Inc.            *        14,872           842,201
Genaera Corporation                  *         4,787            20,105
Genelabs Technologies, Inc.          *         3,606             8,330
Genentech, Inc.                      *        21,418         1,203,692
Genta, Inc.                          *         2,971             7,428
Genzyme Corporation                  *         9,300           440,169
Geron Corporation                    *         1,370            11,083
Gilead Sciences, Inc.                *         8,005           536,335
GTC Biotherapeutics, Inc.            *         3,988             6,261
GTx, Inc.                            *           200             2,082
Guilford Pharmaceuticals,
  Inc.                               *           924             4,389
Hemispherx Biopharma, Inc.           *           920             3,165
Henry Schein, Inc.                   *         1,826           115,294
Heska Corporation                    *         4,462             5,399
Hi-Tech Pharmacal
  Company, Inc.                      *           575             9,396
Hollis-Eden Pharmaceuticals          *           954            11,496
Hospira, Inc.                        *         6,367           175,729
Human Genome
  Sciences, Inc.                     *         5,277            61,372
Idexx Laboratories, Inc.             *         1,568            98,690
Ilex Oncology, Inc.                  *         1,883            47,056

----------------------------------------------------------------------
                                              Shares             Value
----------------------------------------------------------------------
ImClone Systems, Inc.                *         3,034      $    260,287
Immtech International, Inc.          *           681             8,404
Immucor, Inc.                        *           542            17,642
Immune Response
  Corporation (The)                  *         4,732             5,773
ImmunoGen, Inc.                      *         1,323             8,084
Impax Laboratories, Inc.             *         2,166            41,977
Indevus Pharmaceuticals,
  Inc.                               *         5,716            35,153
InKine Pharmaceutical
  Company, Inc.                      *         4,478            17,330
Inspire Pharmaceuticals,
  Inc.                               *         1,369            22,890
InterMune, Inc.                      *         1,586            24,456
Inverness Medical
  Innovations, Inc.                  *           880            19,272
Invitrogen Corporation               *         2,122           152,763
Ivax Corporation                     *         8,035           192,760
King Pharmaceuticals, Inc.           *        10,009           114,603
KOS Pharmaceuticals, Inc.            *         1,090            35,937
KV Pharmaceutical
  Company Class A                    *         2,179            50,313
Large Scale Biology
  Corporation                        *           852             1,176
Ligand Pharmaceuticals,
  Inc. Class B                       *         2,979            51,775
Lynx Therapeutics, Inc.              *         2,017             4,639
Martek Biosciences
  Corporation                        *         1,148            64,483
McKesson Corporation                          11,391           391,053
Medarex, Inc.                        *         3,092            22,541
Medco Health
  Solutions, Inc.                    *        10,516           394,350
Medicines Company                    *         2,018            61,569
Medicis Pharmaceutical
  Corporation Class A                          2,422            96,759
Medifast, Inc.                       *           734             3,898
MedImmune, Inc.                      *        10,273           240,388
Merck & Company, Inc.                         90,330         4,290,675
Meridian Bioscience, Inc.                      2,415            26,756
MGI Pharma, Inc.                     *         2,564            69,254
Millennium
  Pharmaceuticals, Inc.              *        12,456           171,893
MIM Corporation                      *         1,095             9,527
Miravant Medical
  Technologies                       *         4,544             7,316
Mylan Laboratories                            11,008           222,912
Nabi Biopharmaceuticals              *         1,995            28,369
Nastech Pharmaceutical
  Company, Inc.                      *         1,500            15,300
Natrol, Inc.                         *         1,145             3,263
NBTY, Inc.                           *         2,664            78,295
NeoRx Corporation                    *         2,381             5,953
Neose Technologies, Inc.             *           704             5,864
Neurobiological
  Technologies                       *         3,136            11,760
Neurocrine Biosciences, Inc.         *         1,479            76,686
Novavax, Inc.                        *         1,550             8,355
Noven Pharmaceuticals, Inc.          *         1,350            29,727
NPS Pharmaceuticals, Inc.            *         1,660            34,860
Nu Skin Enterprises, Inc.
  Class A                                      3,018            76,416
Nuvelo, Inc.                         *         1,150            11,063
Omnicare, Inc.                                 4,277           183,098
Onyx Pharmaceuticals, Inc.           *         1,214            51,425
OraSure Technologies, Inc.           *         1,687            16,415
Ortec International, Inc.            *         2,272             5,339
OSI Pharmaceuticals, Inc.            *         1,622           114,254
Pain Therapeutics, Inc.              *         1,318            10,623

162              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                            Shares                 Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Palatin Technologies, Inc.              *     2,104          $      8,858
Par Pharmaceutical
  Companies, Inc.                       *     1,362                47,956
Parexel International
  Corporation                           *     1,153                22,829
Penwest Pharmaceuticals
  Company                               *       930                11,913
Peregrine Pharmaceuticals,
  Inc.                                  *     9,115                13,399
Perrigo Company                               2,922                55,430
Pfizer, Inc.                                309,580            10,612,402
Pharmacopeia Drug
  Discovery, Inc.                       *       572                 3,249
Pharmacyclics, Inc.                     *     1,700                17,289
Pozen, Inc.                             *     1,014                 6,936
Praecis Pharmaceuticals,
  Inc.                                  *     1,837                 6,981
Priority Healthcare
  Corporation Class B                   *     1,846                42,366
Progenics Pharmeceuticals,
  Inc.                                  *       793                13,354
Protein Design Labs, Inc.               *     3,841                73,478
Regeneron Pharmaceuticals,
  Inc.                                  *     2,632                27,715
Salix Pharmaceuticals Ltd.              *     1,046                34,466
Schering-Plough Corporation                  59,678             1,102,849
Sciclone Pharmaceuticals,
  Inc.                                  *     1,700                 8,687
Sepracor, Inc.                          *     3,675               194,408
Serologicals Corporation                *     1,093                21,849
SIGA Technologies, Inc.                 *     4,649                 6,509
Sigma Aldrich Corporation                     2,478               147,714
Sirna Therapeutics, Inc.                *     4,257                12,516
SuperGen, Inc.                          *     1,338                 8,630
Tanox, Inc.                             *     1,721                32,819
Tapestry Pharmaceuticals,
  Inc.                                  *     5,221                 9,450
Targeted Genetics
  Corporation                           *     6,267                 9,965
Third Wave Technologies,
  Inc.                                  *     1,227                 5,509
Titan Pharmaceuticals, Inc.             *     1,743                 4,689
United Therapeutics
  Corporation                           *       914                23,444
USANA Health
  Sciences, Inc.                        *       593                18,430
V.I. Technologies, Inc.                 *     1,576                 1,734
Valeant Pharmaceuticals
  International                               3,473                69,460
Vaxgen, Inc.                            *     1,025                14,514
Vertex Pharmaceuticals, Inc.            *     3,255                35,284
Vicuron Pharmaceuticals,
  Inc.                                  *     2,367                29,730
Vion Pharmaceuticals, Inc.              *     4,504                18,737
Viropharma, Inc.                        *       661                 1,183
Watson Pharmaceuticals,
  Inc.                                  *     4,480               120,512
Wyeth                                        54,264             1,962,186
XOMA Ltd.                               *     4,976                22,292
Zymogenetics, Inc.                      *     2,343                44,517
                                                             ------------
                                                               41,309,701
                                                             ------------
Real Estate--1.7%
Acadia Realty Trust REIT                      1,318                18,109
Affordable Residential
  Communities REIT                              950                15,770
Agree Realty Corporation REIT                   814                20,594

-------------------------------------------------------------------------
                                             Shares                 Value
-------------------------------------------------------------------------
Alexander's, Inc. REIT                  *       361          $     60,554
Alexandria Real Estate
  Equities, Inc. REIT                         1,402                79,606
AMB Property
  Corporation REIT                            3,649               126,365
American Financial Realty
  Trust REIT                                  2,834                40,498
American Land Lease,
  Inc. REIT                                   1,828                34,476
American Mortgage
  Acceptance Corporation
  REIT                                        1,842                25,272
AMLI Residential Properties
  Trust REIT                                  1,544                45,301
Annaly Mortgage
  Management, Inc. REIT                       3,840                65,126
Anthracite Capital, Inc. REIT                 1,100                13,178
Apartment Investment &
  Management Company
  REIT Class A                                3,910               121,718
Archstone-Smith Trust REIT                    7,979               234,024
Arden Realty, Inc. REIT                       3,060                89,995
Arizona Land Income
  Corporation REIT Class A                    1,050                 4,935
Avalonbay Communities,
  Inc. REIT                                   3,116               176,116
Bedford Property Investors
  REIT                                        1,506                44,035
Boston Properties, Inc. REIT                  3,900               195,312
Brandywine Realty Trust REIT                  1,679                45,652
BRE Properties Class A REIT                   2,433                84,547
BRT Realty Trust REIT                           355                 6,923
California Coastal
  Communities, Inc.                     *       267                 5,337
Camden Property Trust REIT                    1,926                88,211
Capital Alliance Income Trust
  Ltd. REIT                                     799                13,351
Capital Automotive REIT                       1,616                47,397
Capstead Mortgage
  Corporation REIT                            2,400                32,280
CarrAmerica Realty
  Corporation REIT                            2,765                83,586
Catellus Development
  Corporation REIT                            4,011                98,871
CBL & Associates Properties,
  Inc. REIT                                   1,274                70,070
Cedar Shopping Centers,
  Inc. REIT                                     583                 6,699
Centerpoint Properties
  Trust REIT                                    892                68,461
Chelsea Property Group,
  Inc. REIT                                   1,861               121,374
Colonial Properties Trust REIT                1,324                51,014
Commercial Net Lease
  Realty REIT                                 2,356                40,523
Cornerstone Realty Income
  Trust, Inc. REIT                            2,474                21,697
Correctional Properties
  Trust REIT                                    397                11,612
Cousins Properties, Inc. REIT                 2,338                77,037
Crescent Real Estate EQT
  Company REIT                                4,527                72,975
Developers Diversified Realty
  Corporation REIT                            3,533               124,962
Duke Realty Corporation REIT                  5,609               178,422
Eastgroup Properties, Inc. REIT               1,538                51,784
Entertainment Properties
  Trust REIT                                    749                26,769
Equity Inns, Inc. REIT                        3,264                30,323

                See accompanying notes to financial statements.              163

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                                Shares             Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Equity Office Properties
  Trust REIT                                     16,590      $    451,248
Equity One, Inc. REIT                             2,619            47,352
Equity Residential REIT                          11,429           339,784
Essex Property Trust, Inc. REIT                     807            55,158
Federal Realty Investment
  Trust REIT                                      1,810            75,278
FelCor Lodging Trust,
  Inc. REIT                             *         3,135            37,934
First Industrial Realty Trust,
  Inc. REIT                                       1,599            58,971
Forest City Enterprises, Inc.
  Class A                                         1,954           103,562
General Growth Properties,
  Inc. REIT                                       8,500           251,345
Getty Realty Corporation REIT                     1,747            43,955
Glenborough Realty Trust,
  Inc. REIT                                       2,111            38,737
Glimcher Realty Trust REIT                        1,584            35,038
Grubb and Ellis Company                 *           652             1,297
Health Care Property
  Investors, Inc. REIT                            5,334           128,229
Health Care REIT, Inc.                            1,824            59,280
Healthcare Realty Trust,
  Inc. REIT                                       1,881            70,500
Heritage Property Investment
  Trust REIT                                      2,051            55,500
Highwoods Properties,
  Inc. REIT                                       2,393            56,236
HMG Courtland Properties
  REIT                                  *         1,450            14,065
Home Properties, Inc. REIT                        1,390            54,182
Hospitality Properties
  Trust REIT                                      2,923           123,643
Host Marriott Corporation
  REIT                                  *        12,307           152,115
HRPT Properties Trust REIT                        4,342            43,463
IMPAC Mortgage Holdings,
  Inc. REIT                                       1,738            39,140
Innkeepers USA Trust REIT                         2,014            20,764
iStar Financial, Inc. REIT                        4,331           173,240
Jones Lang Lasalle, Inc.                *         1,711            46,368
Kimco Realty Corporation REIT                     4,347           197,789
Koger Equity, Inc. REIT                           1,998            46,194
Kramont Realty Trust REIT                         1,613            25,808
Lexington Corporate
  Properties Trust REIT                           1,399            27,854
Liberty Property Trust REIT                       3,172           127,546
LNR Property Corporation                            892            48,391
Mack-Cali Realty Corporation
  REIT                                            2,488           102,953
Maguire Properties, Inc. REIT                     1,199            29,699
Manufactured Home
  Communities REIT                                1,140            37,837
Mid-America Apartment
  Communities, Inc. REIT                          1,240            46,984
Mills Corporation (The) REIT                      2,070            96,669
Mission West Properties REIT                      1,417            17,160
Monmouth Capital
  Corporation                                     2,974            17,814
Monmouth Class A REIT                             1,328            10,345
National Health Investors,
  Inc. REIT                                       2,097            57,017
Nationwide Health Properties,
  Inc. REIT                                       2,362            44,642
New Plan Excel Realty
  Trust REIT                                      4,341           101,406

-------------------------------------------------------------------------
                                                 Shares             Value
-------------------------------------------------------------------------
Newcastle Investment
  Corporation REIT                                  754      $     22,582
Novastar Financial, Inc. REIT                       771            29,267
Pan Pacific Retail Properties,
  Inc. REIT                                       1,419            71,688
Parkway Properties, Inc. REIT                       986            43,828
Plum Creek Timber Company,
  Inc. REIT                                       7,592           247,347
PMC Commercial Trust REIT                           865            12,456
Post Properties, Inc. REIT                        2,078            60,574
Prentiss Properties Trust REIT                    1,864            62,481
Prime Group Realty
  Trust REIT                          *           2,228            11,764
Prologis REIT                                     7,466           245,781
Public Storage, Inc. REIT                         5,097           234,513
RAIT Investment Trust REIT                          991            24,428
Rayonier, Inc. REIT                               2,224            98,857
Realty Income Corporation
  REIT                                            1,469            61,301
Redwood Trust, Inc. REIT                          1,008            56,125
Regency Centers Corporation
  REIT                                            2,545           109,181
Senior Housing Properties
  Trust REIT                                      2,216            37,207
Shurgard Storage Centers, Inc.
  REIT Class A                                    1,600            59,840
Simon Property Group,
  Inc. REIT                                       7,939           408,223
SL Green Realty Corporation
  REIT                                            1,735            81,198
SonomaWest Holdings, Inc.             *           1,700            16,720
Sovran Self Storage, Inc. REIT                    1,269            48,450
St. Joe Company (The)                             2,906           115,368
Stewart Enterprises, Inc.
  Class A                             *           4,115            33,496
Summit Properties, Inc. REIT                      1,264            32,409
Sun Communities, Inc. REIT                        1,061            39,947
Taubman Centers, Inc. REIT                        2,083            47,680
Thornburg Mortgage, Inc. REIT                     2,059            55,490
Town & Country Trust, REIT                        1,290            32,560
Trammell Crow Company                 *           2,116            29,836
Trizec Properties, Inc. REIT                      6,114            99,414
U.S. Restaurant Properties,
  Inc. REIT                                       2,089            31,732
United Capital Corporation            *             690            11,751
United Dominion Realty Trust,
  Inc. REIT                                       4,883            96,586
Ventas, Inc. REIT                                 3,213            75,024
Vornado Realty Trust REIT                         4,555           260,136
W.P. Carey & Company LLC                          1,592            47,410
Washington REIT                                   1,834            53,883
Weingarten Realty Investors
  REIT                                            3,474           108,667
                                                             ------------
                                                                9,698,553
                                                             ------------
Restaurants--0.6%
Angelo & Maxie's, Inc.                *           2,544             2,430
Applebee's International, Inc.                    3,613            83,171
Aramark Corporation Class B                       4,444           127,809
Back Yard Burgers, Inc.               *           1,698             9,848
Bob Evans Farms, Inc.                             1,465            40,112
Brinker International, Inc.           *           3,445           117,543
CEC Entertainment, Inc.               *           1,614            47,629
CKE Restaurants, Inc.                 *           1,945            25,927
California Pizza Kitchen, Inc.        *             970            18,585
CBRL Group, Inc.                                  2,120            65,402
Cheesecake Factory (The)              *           2,296            91,358
Darden Restaurants, Inc.                          6,843           140,624
Host America Corporation              *           1,307             7,162

164              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                               Shares             Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
IHOP Corporation                                 1,079      $     38,585
Jack in the Box, Inc.                  *         1,437            42,679
Krispy Kreme Doughnuts,
  Inc.                                 *         2,573            49,119
Landry's Restaurants, Inc.                       1,253            37,452
Lone Star Steakhouse &
  Saloon, Inc.                                   1,124            30,562
McDonald's Corporation                          51,967         1,351,142
O'Charley's, Inc.                      *         1,091            18,754
Outback Steakhouse, Inc.                         2,790           115,394
Papa John's International,
  Inc.                                 *           805            23,780
PF Chang's China
  Bistro, Inc.                         *         1,089            44,812
Rare Hospitality
  International, Inc.                  *         1,475            36,728
Red Robin Gourmet
  Burgers, Inc.                        *           692            18,940
Ruby Tuesday, Inc.                               2,816            77,299
Ryan's Restaurant
  Group, Inc.                          *         2,818            44,524
Schlotzsky's, Inc.                     *         2,168             4,423
Sonic Corporation                      *         2,487            56,579
Steak N Shake Company
  (The)                                *         1,267            23,085
Triarc Companies Class B                         2,886            29,351
Wendy's International, Inc.                      4,229           147,338
Yum! Brands, Inc.                      *        11,605           431,938
                                                            ------------
                                                               3,400,084
                                                            ------------
Retailers--4.7%
1-800-FLOWERS.COM, Inc.                *           793             6,455
99 Cents Only Stores                   *         3,207            48,907
AC Moore Arts &
  Crafts, Inc.                         *           876            24,099
Action Performance
  Companies, Inc.                                  722            10,881
Advance Auto Parts, Inc.               *         2,990           132,098
Alloy, Inc.                            *         1,850            11,378
Amazon.Com, Inc.                       *        16,583           902,115
Autozone, Inc.                         *         3,384           271,058
BJ's Wholesale Club, Inc.              *         2,859            71,475
Barnes & Noble, Inc.                   *         2,814            95,620
Bed Bath & Beyond, Inc.                *        11,688           449,404
Bell Microproducts, Inc.               *         1,146             9,271
Best Buy Company, Inc.                          13,029           661,091
Big 5 Sporting Goods
  Corporation                          *         1,071            28,049
Big Lots, Inc.                         *         4,853            70,174
Blair Corporation                                  469            13,554
Bluefly, Inc.                          *         2,341             5,033
Bombay Company, Inc.
  (The)                                *         1,080             6,620
Borders Group, Inc.                              3,342            78,336
CSK Auto Corporation                   *         1,990            34,109
CVS Corporation                                 15,790           663,496
Casey's General Stores, Inc.                     1,608            29,426
Cash America International,
  Inc.                                           2,411            55,453
Central Garden & Pet
  Company                              *           615            21,999
Circuit City Stores, Inc.                        8,696           112,613
Coldwater Creek, Inc.                  *         1,209            32,002
Cost Plus, Inc.                        *         1,014            32,904
Costco Wholesale Corporation                    18,394           755,442
Dick's Sporting Goods, Inc.            *         1,240            41,354
Dillard's, Inc. Class A                          3,454            77,024

------------------------------------------------------------------------
                                                Shares             Value
------------------------------------------------------------------------
Dollar General Corporation                      13,983      $    273,507
Dollar Tree Stores, Inc.               *         4,830           132,487
Drugstore.Com, Inc.                    *         3,800            13,262
Duane Reade, Inc.                      *         1,200            19,596
eBay, Inc.                             *        26,305         2,418,745
Electronics Boutique
  Holdings Corporation                 *           992            26,129
Family Dollar Stores, Inc.                       6,556           199,434
Fastenal Company                                 2,819           160,204
Federated Department Stores                      7,503           368,397
Foot Locker, Inc.                                5,840           142,146
Fred's, Inc.                                     1,781            39,342
Galyans Trading
  Company, Inc.                        *           797            13,294
GameStop Corporation
  Class A                              *         1,110            16,894
GSI Commerce, Inc.                     *         1,469            14,146
Guitar Center, Inc.                    *         1,020            45,359
Hancock Fabrics, Inc.                              631             8,045
Haverty Furniture
  Companies, Inc.                                1,111            19,420
Hibbett Sporting
  Goods, Inc.                          *           931            25,463
J. Jill Group, Inc. (The)              *         1,015            23,944
JC Penney Company, Inc.
  (Holding Company)                             10,728           405,089
Jo-Ann Stores, Inc.                    *         1,266            37,220
Kenneth Cole Productions, Inc.
  Class A                                          956            32,762
Kirkland's, Inc.                       *           833             9,938
Kmart Holding Corporation              *         3,773           270,901
Linens 'N Things, Inc.                 *         1,904            55,806
Longs Drug Stores
  Corporation                                    1,757            41,940
MarineMax, Inc.                        *           800            22,944
Marvel Enterprises, Inc.               *         4,501            87,860
May Department Stores
  Company (The)                                 11,976           329,220
Men's Wearhouse, Inc.                  *         1,625            42,884
Michaels Stores, Inc.                            2,838           156,090
Movie Gallery, Inc.                              1,145            22,385
MSC Industrial Direct
  Company Class A                                1,782            58,521
Neiman-Marcus Group, Inc.
  Class A                                        2,101           116,921
Nitches, Inc.                                      950             6,337
Office Depot, Inc.                     *        11,792           211,195
O'Reilly Automotive, Inc.              *         2,386           107,847
Overstock.com, Inc.                    *           770            30,092
PC Connection, Inc.                    *           854             5,619
Petco Animal Supplies, Inc.            *           612            19,713
Petsmart, Inc.                                   5,983           194,148
Pier 1 Imports, Inc.                             3,712            65,665
Priceline.com, Inc.                    *         1,548            41,688
RadioShack Corporation                           6,811           194,999
Restoration Hardware, Inc.             *           314             2,295
Retail Ventures, Inc.                  *         1,372            10,619
Rite Aid Corporation                   *        20,882           109,004
Saks, Inc.                                       5,811            87,165
Samsonite Corporation                  *         1,133             1,337
School Specialty, Inc.                 *           854            31,009
SCP Pool Corporation                             1,623            73,035
Sears Roebuck & Company                          9,234           348,676
Sharper Image Corporation              *           648            20,341
Sherwin-Williams Company
  (The)                                          6,048           251,294
Shopko Stores, Inc.                    *         1,850            26,159
Sports Authority, Inc. (The)           *         1,016            36,474
Stamps.com, Inc.                                 1,050            10,700

                See accompanying notes to financial statements.              165

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                                  Shares                 Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Staples, Inc.                                      19,745          $    578,726
Stein Mart, Inc.                     *              1,261                20,504
Stride Rite Corporation                             2,388                26,340
Systemax, Inc.                       *              1,358                 9,099
TJX Companies, Inc.                                19,986               482,462
Target Corporation                                 37,321             1,585,023
Tiffany & Company                                   6,084               224,195
Toys R US, Inc.                      *              8,862               141,615
Trans World Entertainment
  Corporation                        *              1,932                19,359
Tuesday Morning
  Corporation                        *              1,816                52,664
Tweeter Home
  Entertainment Group, Inc.          *              1,128                 6,091
Ultimate Electronics, Inc.           *                505                 2,495
Valuevision Media, Inc.
  Class A                            *              1,741                22,668
Walgreen Company                                   41,543             1,504,272
Wal-Mart Stores, Inc.                             172,787             9,116,242
Whitehall Jewellers, Inc.            *                869                 6,500
Williams-Sonoma, Inc.                *              4,877               160,746
Zale Corporation                     *              2,300                62,698
                                                                   ------------
                                                                     26,308,845
                                                                   ------------
Telecommunications--0.0%
Citizens Communications
  Company                            *             11,806               142,853
Superior Telecom, Inc.               *++[delta]     2,013                    --
                                                                   ------------
                                                                        142,853
                                                                   ------------
Telephone Systems--2.9%
Acceris Communications,
  Inc.                               *                677                   982
Adtran, Inc.                                        3,197               106,684
AirGate PCS, Inc.                    *              1,008                18,446
Alamosa Holdings, Inc.               *              4,558                33,501
Alaska Communications
  Systems Group, Inc.                *              2,850                17,385
Alltel Corporation                                 12,951               655,580
AT&T Corporation                                   32,775               479,498
AT&T Wireless Services,
  Inc.                               *            111,046             1,590,179
Audiovox Corporation
  Class A                            *              1,218                20,560
BellSouth Corporation                              75,088             1,968,807
Brightpoint, Inc.                    *                873                12,004
Centennial Communications
  Corporation                        *              3,036                21,707
CenturyTel, Inc.                                    5,985               179,789
Choice One Communications,
  Inc.                                              1,778                   373
Cincinnati Bell, Inc.                *              9,266                41,141
Commonwealth Telephone
  Enterprises, Inc.                  *                876                39,219
CoSine Communications,
  Inc.                               *                438                 1,875
Covad Communications
  Group, Inc.                        *             13,040                31,296
Covista Communications,
  Inc.                               *                992                 2,579
D&E Communications, Inc.                            1,712                22,975
Deltathree, Inc.                     *              2,552                 5,487
Dobson Communications
  Corporation Class A                *              3,916                12,766
DSL.Net, Inc.                        *              1,850                   574
Equinix, Inc.                        *                622                21,111

-------------------------------------------------------------------------------
                                                   Shares                 Value
-------------------------------------------------------------------------------
First Virtual
  Communications, Inc.                     *        5,058          $      6,120
Forgent Networks, Inc.                     *        1,350                 1,836
General Communication
  Class A                                  *        2,516                19,977
Global Payments, Inc.                               1,619                72,887
Goamerica, Inc.                            *          192                   163
Hickory Tech Corporation                              651                 6,582
IDT Corporation                            *        1,978                35,663
Infonet Services
  Corporation Class B                      *        9,697                16,485
j2 Global Communications,
  Inc.                                     *          807                22,435
LCC International, Inc.
  Class A                                  *        1,000                 4,900
Leap Wireless International,
  Inc.                                     *        1,627                    29
Level 3 Communications,
  Inc.                                     *       26,967                95,733
Lightbridge, Inc.                          *        1,288                 7,213
Loral Space &
  Communications Ltd.
  (Bermuda)                                *        2,922                   424
Mastec, Inc.                               *        2,049                11,126
McLeodUSA, Inc. Class A                    *        9,250                 4,440
Net2Phone, Inc.                            *        1,324                 5,998
Nextel Communications,
  Inc. Class A                             *       44,728             1,192,448
Nextel Partners, Inc. Class A              *        7,446               118,540
Novatel Wireless, Inc.                     *        1,358                35,987
NTL, Inc.                                  *        3,592               206,971
Primus Telecommunications
  GP                                       *        3,086                15,677
Qwest Communications
  International, Inc.                      *       73,367               263,388
Redback Networks, Inc.                     *        1,198                 7,679
Rural Cellular Corporation
  Class A                                  *        1,265                11,221
SBC Communications, Inc.                          135,182             3,278,164
Savvis Communications
  Corporation                              *        6,126                 8,454
Sprint Corp.-FON Group                             57,893             1,018,917
SureWest Communications                               184                 5,814
Talk America Holdings, Inc.                *        1,398                10,723
Telecommunication
  Systems, Inc.                            *        1,200                 6,816
Teleglobe International
  Holdings Ltd. (Bermuda)                  *          450                 2,286
Telephone & Data
  Systems, Inc.                                     2,518               179,282
Time Warner Telecom, Inc.
  Class A                                  *        1,928                 8,078
Triton PCS Holdings, Inc.
  Class A                                  *        2,699                11,768
Ubiquitel, Inc.                            *        4,078                17,209
US Cellular Corporation                    *        3,680               141,864
Verizon Communications, Inc.                      112,693             4,078,360
Visual Networks, Inc.                      *        6,068                18,386
West Corporation                           *        2,275                59,491
Western Wireless
  Corporation Class A                      *        3,263                94,333
Wireless Facilities, Inc.                  *        2,398                23,572
Z-Tel Technologies, Inc.                   *        5,679                 7,667
                                                                   ------------
                                                                     16,419,624
                                                                   ------------
Textiles, Clothing & Fabrics--0.5%
Albany International
  Corporation Class A                               1,437                48,226
Brown Shoe Company, Inc.                              796                32,580

166                   See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund                                Shares             Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Coach, Inc.                           *           7,686      $    347,330
Collins & Aikman
  Corporation                         *           2,906            16,245
Columbia Sportswear
  Company                             *           1,752            95,694
Culp, Inc.                            *             888             6,909
Dickie Walker Marine, Inc.            *           1,625             3,120
Genesco, Inc.                         *             921            21,763
Guess ?, Inc.                         *           1,774            28,561
Gymboree Corporation                  *           1,400            21,504
Innovo Group, Inc.                    *           3,157             3,599
JLM Couture, Inc.                     *           1,242             4,782
Jones Apparel Group, Inc.                         4,641           183,227
Kellwood Company                                  1,170            50,954
K-Swiss, Inc. Class A                             1,476            29,830
Liz Claiborne, Inc.                               3,930           141,401
Mohawk Industries, Inc.               *           2,460           180,392
Mossimo, Inc.                         *           2,806            10,523
Mothers Work, Inc.                    *             600            12,342
Nike, Inc. Class B                               10,590           802,193
Oxford Industries, Inc.                             936            40,772
Penn Engineering &
  Manufacturing Corporation                         917            19,660
Phillips-Van Heusen
  Corporation                                     1,267            24,390
Polo Ralph Lauren Corporation                     2,143            73,826
Polymer Group Escrow                  ++[delta]   1,565                --
Quaker Fabric Corporation                         2,550            19,658
Quiksilver, Inc.                      *           2,144            51,049
Reebok International Ltd.                         2,443            87,899
Russell Corporation                               1,339            24,048
Sport-Haley, Inc.                     *           1,042             5,210
Steven Madden Ltd.                    *           1,901            37,963
Tag-It Pacific, Inc.                  *           1,334             5,763
Tarrant Apparel Group                 *           1,106             1,548
Timberland Company
  Class A                             *           1,485            95,916
VF Corporation                                    4,485           218,420
Warnaco Group, Inc. (The)             *           1,569            33,373
Wolverine World Wide, Inc.                        1,726            45,308
                                                             ------------
                                                                2,825,978
                                                             ------------
Transportation--1.7%
Alexander & Baldwin, Inc.                         1,466            49,038
Allied Holdings, Inc.                 *             245             1,056
Arctic Cat, Inc.                                  1,857            51,123
Arkansas Best Corporation                           903            29,727
Boyd Brothers Transportation                      1,756            12,204
Brunswick Corporation                             3,797           154,918
Burlington Northern Santa Fe
  Corporation                                    14,705           515,704
C.H. Robinson Worldwide, Inc.                     3,575           163,878
CSX Corporation                                   8,882           291,063
Carnival Corporation                             25,638         1,204,986
CNF, Inc.                                         2,160            89,770
Expeditors International
  Washington, Inc.                                4,386           216,712
Fleetwood Enterprises, Inc.           *           1,750            25,463
Florida East Coast Industries                     2,023            78,189
Forward Air Corporation               *             954            35,680
GATX Corporation                                  2,366            64,355
General Maritime
  Corporation                         *           1,897            52,054
Genesee & Wyoming, Inc.
  Class A                             *           1,051            24,909
Gulfmark Offshore, Inc.               *           1,000            15,780

-------------------------------------------------------------------------
                                                 Shares             Value
-------------------------------------------------------------------------
Heartland Express, Inc.                           2,110      $     57,730
JB Hunt Transport
  Services, Inc.                                  3,167           122,183
Kansas City Southern                  *           2,513            38,952
Kirby Corporation                     *           1,179            45,863
Laidlaw International, Inc.           *           3,900            50,544
Landstar System, Inc.                 *           1,128            59,637
Maritrans, Inc.                                     499             7,510
Norfolk Southern Corporation                     16,202           429,677
Old Dominion Freight
  Line, Inc.                          *           1,189            35,052
OMI Corporation                                   3,824            45,506
Orbitz, Inc. Class A                  *             655            14,161
Overnite Corporation                              1,466            43,100
Overseas Shipholding Group                        1,587            70,034
P.A.M. Transportation
  Services, Inc.                      *             338             6,456
Pacer International, Inc.             *           1,664            30,784
Pegasus Solutions, Inc.               *           1,147            15,060
Polaris Industries, Inc.                          1,858            89,184
Quality Distribution, Inc.            *              93             1,026
RailAmerica, Inc.                     *           1,527            22,294
Royal Caribbean Cruises Ltd.                      8,029           348,539
Sabre Holdings Corporation                        5,055           140,074
SCS Transportation, Inc.              *           1,662            43,860
Sirva, Inc.                           *             517            11,891
Swift Transportation
  Company, Inc.                       *           3,649            65,500
Thor Industries, Inc.                             2,521            84,353
Trinity Industries, Inc.                          2,034            64,661
Union Pacific Corporation                        10,189           605,736
United Defense
  Industries, Inc.                    *           2,189            76,615
United Parcel Service, Inc.
  Class B                                        44,452         3,341,457
USF Corporation                                   1,137            39,943
Wabtec Corporation                                1,737            31,335
Werner Enterprises, Inc.                          2,915            61,507
West Marine, Inc.                     *             803            21,561
Yellow Roadway
  Corporation                         *           1,919            76,491
                                                             ------------
                                                                9,274,885
                                                             ------------
Water Companies--0.0%
American States Water
  Company                                           500            11,620
Aqua America, Inc.                                3,247            65,102
California Water Service
  Group                                             965            26,586
Connecticut Water Service,
  Inc.                                              500            12,830
Pico Holdings, Inc.                   *           1,150            21,987
SJW Corporation                                     505            17,170
                                                             ------------
                                                                  155,295
                                                             ------------
TOTAL COMMON STOCKS
 (Cost $417,802,277)                                          553,055,392
                                                             ------------

                See accompanying notes to financial statements.              167

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
-------------------------------------------------------------------------------------------------
  Coupon                                        Maturity
   Rate                                           Date                 Face                 Value
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.1%
-------------------------------------------------------------------------------------------------
U.S. Treasury Bills--0.1%
U.S. Treasury Bill
  1.295%                                       09/30/2004   **   $  220,000          $    219,280
  1.260%                                       09/30/2004   **      200,000               199,363
                                                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $418,643)                                                                          418,643
                                                                                     ------------

-------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--7.9%
-------------------------------------------------------------------------------------------------
Institutional Money Market Funds--0.4%
Merrill Lynch Premier Institutional Fund
  1.168%                                       07/01/2004   +       991,504               991,504
Merrimac Cash Fund-Premium Class
  1.112%                                       07/01/2004   +     1,458,339             1,458,339
                                                                                     ------------
                                                                                        2,449,843
                                                                                     ------------
Bank & Certificate Deposits/Offshore Time
Deposits--4.6%
Bank of America
  1.500%                                       07/21/2004   +       662,881               662,881
Bank of America
  1.100%                                       07/07/2004   +     1,546,723             1,546,723
Bank of America
  1.080%                                       07/19/2004   +       441,921               441,921
Bank of Montreal
  1.200%                                       07/23/2004   +       719,587               719,587
Bank of Nova Scotia
  1.200%                                       07/14/2004   +       220,960               220,960
Bank of Nova Scotia
  1.040%                                       07/06/2004   +     1,767,684             1,767,684
BNP Paribas
  1.080%                                       07/02/2004   +     1,767,684             1,767,684
BNP Paribas
  1.080%                                       07/29/2004   +     1,546,723             1,546,723
Branch Banker & Trust
  1.080%                                       07/14/2004   +       662,881               662,881
Canadian Imperial Bank of Commerce
  1.445%                                       11/04/2004   +       883,842               883,842
Caylon
  1.340%                                       08/24/2004   +       441,921               441,921
Den Danske Bank
  1.080%                                       07/02/2004   +     1,325,763             1,325,763
Den Danske Bank
  1.030%                                       07/02/2004   +     2,209,605             2,209,605
Fairway Finance
  1.281%                                       07/26/2004   +       883,842               883,842
Fortis Bank
  1.290%                                       09/03/2004   +       220,960               220,960
Fortis Bank
  1.190%                                       07/14/2004   +     1,104,803             1,104,803
Govco, Inc.
  1.252%                                       08/02/2004   +       220,960               220,960
Greyhawk Funding
  1.121%                                       07/13/2004   +     1,325,763             1,325,763
HBOS Halifax Bank of Scotland
  1.300%                                       09/03/2004   +       220,960               220,960
Jupiter Securitization Corporation
  1.071%                                       07/02/2004   +       441,921               441,921
Prefco
  1.111%                                       07/07/2004   +     1,104,803             1,104,803
Royal Bank of Scotland
  1.150%                                       08/10/2004   +       662,881               662,881

-------------------------------------------------------------------------------------------------
  Coupon                                        Maturity
   Rate                                           Date                 Face                 Value
-------------------------------------------------------------------------------------------------
Royal Bank of Scotland
  1.050%                                       07/07/2004   +    $1,104,803          $  1,104,803
Sheffield Receivables Corporation
  1.241%                                       07/20/2004   +       491,808               491,808
Toronto Dominion Bank
  1.090%                                       08/02/2004   +     1,104,803             1,104,803
Wells Fargo
  1.250%                                       07/23/2004   +     1,546,723             1,546,723
Wells Fargo
  1.190%                                       07/14/2004   +     1,104,803             1,104,803
                                                                                     ------------
                                                                                       25,738,008
                                                                                     ------------
Floating Rate Instruments/Master Notes--2.9%
Bear Stearns & Company
  1.635%                                       09/08/2004   +       441,921               441,921
Bear Stearns & Company
  1.635%                                       12/15/2004   +       441,921               441,921
Credit Suisse First Boston Corporation
  1.540%                                       07/01/2004   +     2,209,605             2,209,605
Goldman Sachs Group, Inc.
  1.540%                                       07/01/2004   +     3,756,328             3,756,328
Goldman Sachs Group, Inc.
  1.240%                                       07/02/2004   +     1,325,763             1,325,763
Goldman Sachs Group, Inc.
  1.230%                                       07/29/2004   +       883,842               883,842
Merrill Lynch & Company, Inc.
  1.540%                                       07/01/2004   +     3,712,136             3,712,136
Morgan Stanley
  1.580%                                       12/10/2004   +     1,546,723             1,546,723
Morgan Stanley
  1.580%                                       03/16/2005   +       530,305               530,305
Morgan Stanley
  1.550%                                       09/10/2004   +     1,104,803             1,104,803
                                                                                     ------------
                                                                                       15,953,347
                                                                                     ------------
TOTAL CASH EQUIVALENTS
 (Cost $44,141,198)                                                                    44,141,198
                                                                                     ------------

-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.7%
-------------------------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 06/30/2004 due
  07/01/2004, with a maturity
  value of $4,199,060 and
  an effective yield of 0.60%
  collateralized by a U.S.
  Government Obligation
  with a rate of 4.63%,
  maturity date of
  07/25/2014 and a market
  value of $4,408,939.
                                                                  4,198,990             4,198,990
                                                                                     ------------
TOTAL INVESTMENTS^--107.8%
 (Cost $466,561,108)
                                                                                      601,814,223
Other assets less liabilities--(7.8%)                                                 (43,632,167)
                                                                                     ------------
NET ASSETS--100.0%                                                                   $558,182,056
                                                                                     ============

Notes to the Schedule of Investments:

REIT    Real Estate Investment Trust
*       Non-income producing security.
**      Security has been pledged as collateral for futures contracts.
++ Security valued at fair value as determined by policies approved by the board of directors.
+       Represents collateral received from securities lending transactions.
[delta] Security has no market value at 6/30/2004.
^       Fund has Securities on loan. See Note 6.

168              See accompanying notes to financial statements.

Schedule of Investments
June 30, 2004 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                             Shares             Value
-----------------------------------------------------------------------
COMMON STOCKS--98.7%
-----------------------------------------------------------------------
Advertising--0.4%
24/7 Real Media, Inc.                 *         1,934      $     10,850
Aquantive, Inc.                       *         2,027            20,027
Catalina Marketing
  Corporation                         *         2,132            38,994
Digital Impact, Inc.                  *         1,752             3,329
DoubleClick, Inc.                     *         5,229            40,629
Getty Images, Inc.                    *         2,442           146,520
Grey Global Group, Inc.                            38            37,430
Jupitermedia Corporation              *         1,450            20,532
Lamar Advertising
  Company                             *         3,505           151,942
Modem Media, Inc.                     *         1,000             5,260
Obie Media Corporation                *         1,115             4,304
Valueclick, Inc.                      *         4,059            48,627
                                                           ------------
                                                                528,444
                                                           ------------
Aerospace & Defense--0.2%
AAR Corporation                       *         1,490            16,911
Alliant Techsystems, Inc.             *         1,241            78,605
Armor Holdings, Inc.                  *         1,500            51,000
Fairchild Corporation (The)
  Class A                             *         3,266            13,978
Gencorp, Inc.                                   1,629            21,812
Heico Corporation                                 705            12,866
Heico Corporation Class A                         878            12,248
Kreisler Manufacturing
  Corporation                         *         1,250             9,000
Orbital Sciences
  Corporation                         *         2,124            29,332
Sequa Corporation Class A             *           511            29,878
Transtechnology
  Corporation                         *         1,266             8,887
Triumph Group, Inc.                   *           822            26,246
                                                           ------------
                                                                310,763
                                                           ------------
Airlines--0.4%
AMR Corporation                       *         6,673            80,810
Air T, Inc.                                     1,353            17,264
Airnet Systems, Inc.                  *         2,610            11,693
Airtran Holdings, Inc.                *         3,168            44,796
Alaska Air Group, Inc.                *         1,344            32,081
America West Holdings
  Corporation Class B                 *         1,390            12,621
Atlantic Coast Airlines
  Holdings, Inc.                      *         1,711             9,821
Continental Airlines, Inc.
  Class B                             *         2,723            30,961
ExpressJet Holdings, Inc.             *         1,626            19,740
Frontier Airlines, Inc.               *         1,370            14,906
JetBlue Airways
  Corporation                         *         4,276           125,629
Mesa Air Group, Inc.                  *           848             6,860
Midwest Air Group, Inc.               *         4,075            16,993
Northwest Airlines
  Corporation Class A                 *         3,565            39,643
Offshore Logistics, Inc.              *           983            27,642
Petroleum Helicopters                 *           774            15,023
Skywest, Inc.                                   2,390            41,610
World Airways, Inc.                   *         2,822             9,849
                                                           ------------
                                                                557,942
                                                           ------------
Apparel Retailers--1.2%
Abercrombie & Fitch
  Company Class A                               3,643           141,166
Aeropostale, Inc.                     *         2,403            64,665

-----------------------------------------------------------------------
                                               Shares             Value
-----------------------------------------------------------------------
American Eagle
  Outfitters, Inc.                    *         2,913      $     84,215
AnnTaylor Stores
  Corporation                         *         2,734            79,231
Bebe Stores, Inc.                     *         1,818            36,360
Big Dog Holdings, Inc.                *         1,621             8,312
Buckle, Inc. (The)                              1,115            31,499
Burlington Coat Factory
  Warehouse Corporation                         1,977            38,156
Carter's, Inc.                        *         1,148            33,418
Casual Male Retail
  Group, Inc.                         *         2,471            18,038
Cato Corporation Class A                        1,175            26,379
Charlotte Russe
  Holding, Inc.                       *         1,100            23,518
Charming Shoppes, Inc.                *         4,919            43,927
Chico's FAS, Inc.                     *         3,619           163,434
Children's Place                      *         1,144            26,907
Christopher & Banks
  Corporation                                   1,529            27,079
Claire's Stores, Inc.                           3,856            83,675
Dress Barn, Inc.                      *           951            16,281
Finish Line Class A                   *           802            24,196
Goody's Family Clothing, Inc.                   1,746            18,106
HOT Topic, Inc.                       *         1,825            37,394
JOS A. Bank Clothiers, Inc.           *           691            21,690
Pacific Sunwear of
  California, Inc.                    *         3,026            59,219
Payless Shoesource, Inc.              *         1,834            27,345
Ross Stores, Inc.                               6,350           169,926
Stage Stores, Inc.                    *           994            37,434
Talbots, Inc.                                   2,435            95,330
Too, Inc.                             *         1,485            24,799
Urban Outfitters, Inc.                *         1,853           112,866
Wet Seal, Inc. (The) Class A          *         1,247             6,522
Wilsons The Leather
  Experts, Inc.                       *           819             3,186
                                                           ------------
                                                              1,584,273
                                                           ------------
Automotive--1.2%
A.O. Smith Corporation                            952            30,264
Aftermarket Technology
  Corporation                         *         1,503            24,799
American Axle &
  Manufacturing
  Holdings, Inc.                                2,114            76,865
America's Car Mart, Inc.              *           726            21,802
Amerigon, Inc.                        *         2,108            10,898
ArvinMeritor, Inc.                              2,792            54,639
Asbury Automotive
  Group, Inc.                         *         1,342            20,130
BorgWarner, Inc.                                2,276            99,621
Carmax, Inc.                          *         4,258            93,122
Clarcor, Inc.                                     887            40,625
Coachmen Industries, Inc.                         705            11,273
Copart, Inc.                          *         3,582            95,639
Dura Automotive
  Systems, Inc.                       *         1,399            12,801
Federal Signal Corporation                      2,160            40,198
Group 1 Automotive, Inc.              *         1,068            35,468
Harsco Corporation                              1,823            85,681
Jarden Corporation                    *         1,181            42,504
JLG Industries, Inc.                            1,782            24,752
Keystone Automotive
  Industries, Inc.                    *         1,303            36,341
Lear Corporation                                2,741           161,692
Lithia Motors, Inc. Class A                       863            21,385
Monaco Coach Corporation                        1,376            38,762
Oshkosh Truck Corporation                       1,435            82,240

                See accompanying notes to financial statements.              169

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                                Shares             Value
--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
PEP Boys--Manny Moe
  & Jack                                           2,201      $     55,795
Sonic Automotive, Inc.                             1,189            26,336
Sports Resorts
  International, Inc.                    *         4,375            16,625
Strattec Security
  Corporation                            *           124             8,485
Superior Industries
  International, Inc.                              1,113            37,230
TBC Corporation                          *           775            18,445
Tenneco Automotive, Inc.                 *         2,430            32,149
Titan International, Inc.                          1,086            11,175
TransPro, Inc.                           *         1,956            11,267
TRW Automotive Holdings
  Corporation                            *           900            16,965
United Auto Group, Inc.                            1,778            54,496
Wabash National
  Corporation                            *         1,396            38,460
Winnebago Industries, Inc.                         1,734            64,644
                                                              ------------
                                                                 1,553,573
                                                              ------------
Banking--9.4%
1st Source Corporation                             1,073            26,804
Advanta Corporation Class A                        1,447            31,733
Alabama National Bancorp                             575            31,895
Alliance Bankshares
  Corporation                            *           648             9,752
AMB Financial Corporation                          1,125            19,125
Amcore Financial, Inc.                             1,313            39,600
American Capital
  Strategies Ltd.                                  2,746            76,943
American Pacific Bank
  Class B                                *         2,311            20,337
AmeriCredit Corporation                  *         6,438           125,734
Anchor Bancorp
  Wisconsin, Inc.                                  1,412            37,333
Associated Banc Corporation                        4,680           138,668
Astoria Financial Corporation                      3,114           113,910
Banc Corporation                         *           895             5,826
BancFirst Corporation                                321            19,180
Bancorpsouth, Inc.                                 3,022            68,086
BancTrust Financial
  Group, Inc.                                      1,600            28,032
Bank Mutual Corporation                            3,757            40,951
Bank of Hawaii Corporation                         2,494           112,779
BankAtlantic Bancorp, Inc.
  Class A                                          2,211            40,793
Banknorth Group, Inc.                              6,800           220,864
Bankunited Financial
  Corporation Class A                    *         1,183            30,521
Bay View Capital Corporation                       7,911            16,297
Blue River Bancshares, Inc.              *         2,545            15,041
BOK Financial Corporation                *         2,256            88,593
Boston Private Financial
  Holdings, Inc.                                   1,297            30,039
Bostonfed Bancorp, Inc.                              946            37,660
Brookline Bancorp, Inc.                            3,766            55,247
Bryn Mawr Bank Corporation                         1,548            35,217
Capital Bank Corporation                           1,283            21,028
Capital City Bank Group, Inc.                        891            35,275
Capital Crossing Bank                    *           431            24,063
Capitol Federal Financial                          3,216            96,158
Cardinal Financial
  Corporation                            *         2,523            22,833
Cascade Bancorp                                    1,755            32,432
Cascade Financial
  Corporation                                        851            14,892

--------------------------------------------------------------------------
                                                  Shares             Value
--------------------------------------------------------------------------
Cathay General Bancorp                             1,342      $     89,511
Central Pacific Financial
  Corporation                                        929            25,547
CFS Bancorp, Inc.                                  1,873            24,817
Charter Financial Corporation                        350            11,900
Chemical Financial
  Corporation                                      1,479            54,560
Chester Valley Bancorp                               735            15,788
Chittenden Corporation                             1,778            62,497
CIT Group, Inc.                                    8,483           324,814
Citizens Banking Corporation                       2,070            64,273
Citizens First Financial
  Corporation                                        761            17,313
City Bank, Lynnwood, WA                            1,098            35,158
City Holding Company                                 930            29,369
City National Corporation                          2,199           144,474
Coastal Financial Corporation                      1,335            19,958
CoBiz, Inc.                                        1,950            26,968
Colonial BancGroup, Inc. (The)                     5,643           102,533
Commerce Bancorp, Inc.                             3,157           173,667
Commerce Bancshares, Inc.                          2,879           132,276
Commercial Capital
  Bancorp, Inc.                          *         1,127            19,576
Commercial Federal
  Corporation                                      1,850            50,135
Community Bank System, Inc.                        1,402            31,952
Community First
  Bankshares, Inc.                                 1,752            56,397
Community Trust Bancorp, Inc.                        935            28,517
Compass Bancshares, Inc.                           4,970           213,710
CompuCredit Corporation                  *         1,984            34,323
Corus Bankshares, Inc.                             1,651            67,873
Cullen/Frost Bankers, Inc.                         2,503           112,009
CVB Financial Corporation                          2,377            51,771
Dime Community Bancshares                          1,638            28,632
Downey Financial Corporation                       1,038            55,273
Eastern Virginia
  Bankshares, Inc.                                   701            13,796
East-West Bancorp, Inc.                            2,200            67,540
Euronet Worldwide, Inc.                  *         1,056            24,425
Farmers Capital Bank
  Corporation                                      1,113            39,790
Fidelity Bankshares, Inc.                            625            22,156
Fidelity Southern Corporation                      1,382            18,933
Financial Federal
  Corporation                            *         1,010            35,613
Financial Institutions, Inc.                         750            18,525
First Bancorp North Carolina                         429            14,341
First Bancorp Puerto Rico                          1,623            66,137
First Charter Corporation                          1,323            28,828
First Citizens BancShares, Inc.
  Class A                                            455            55,510
First Commonwealth
  Financial Corporation                            4,166            54,033
First Community Bancorp                              894            34,365
First Financial Bancorp                            1,895            33,579
First Financial Bankshares, Inc.                     830            34,802
First Financial Service
  Corporation                                        744            18,154
First Merchants Corporation                          875            22,706
First Midwest Bancorp, Inc.                        2,002            70,490
First National Bankshares of
  Florida, Inc.                                    2,442            46,278
First Niagara Financial
  Group, Inc.                                      4,551            54,612
First Oak Brook Bancshares
  Class A                                            771            23,361
First of Long Island
  Corporation (The)                                  493            22,767

170              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                               Shares             Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
First Republic Bank                                 891      $     38,384
First Sentinel Bancorp, Inc.                      1,265            25,996
FirstBank NW Corporation                            200             5,431
FirstFed Financial
  Corporation                           *           923            38,397
FirstMerit Corporation                            3,385            89,262
Flagstar Bancorp, Inc.                            2,560            50,893
FMS Financial Corporation                           500             8,730
FNB Corporation                                   2,305            47,022
Fremont General Corporation                       3,340            58,951
Frontier Financial Corporation                    1,002            35,010
Fulton Financial Corporation                      4,978           100,307
Glacier Bancorp, Inc.                             1,395            39,297
Gold Banc Corporation, Inc.                       2,104            32,612
Greater Bay Bancorp                               2,214            63,985
Greenpoint Financial
  Corporation                                     5,593           222,042
Hallwood Group, Inc.                    *           600            30,600
Hancock Holding Company                           1,752            50,913
Harbor Florida
  Bancshares, Inc.                                1,682            46,272
Harleysville National
  Corporation                                     1,047            26,803
Harrington West Financial
  Group, Inc.                                     1,172            20,088
Heritage Financial Corporation                      317             5,912
Hibernia Corporaiton Class A                      6,831           165,993
Home City Financial
  Corporation                                       435             7,428
Home Financial Bancorp                            1,122             7,057
Horizon Financial Services
  Corporation                                       450             6,525
Hudson City Bancorp, Inc.                         8,034           268,657
Hudson River Bancorp, Inc.                        1,717            29,309
Hudson United Bancorp                             1,856            69,192
Independence Community
  Bank Corporation                                2,857           103,995
Independent Bank Corporation                        874            25,302
Independent Bank Corporation                        807            20,498
IndyMac Bancorp, Inc.                             2,524            79,758
Integra Bank Corporation                          1,389            30,600
International Bancshares
  Corporation                                     2,364            95,860
Investors Financial Services
  Corporation                                     2,840           123,767
Irwin Financial Corporation                       1,296            34,214
KNBT Bancorp, Inc.                                1,653            27,605
MAF Bancorp, Inc.                                 1,246            53,179
Main Street Banks, Inc.                             990            27,819
Matrix Bancorp, Inc.                    *           974            11,766
MB Financial, Inc.                                1,070            39,387
MCG Capital Corporation                           2,000            30,760
Medallion Financial
  Corporation                                     2,518            20,018
Mercantile Bankshares
  Corporation                                     3,181           148,934
Merchants Bancshares, Inc.                          572            15,015
Metris Companies, Inc.                  *         2,254            19,587
Midsouth Bancorp, Inc.                              292            10,220
MidWestOne Financial
  Group, Inc.                                       583            10,576
Mitcham Industries, Inc.                *         1,100             5,654
NASB Financial, Inc.                                529            22,329
National Commerce Financial
  Corporation                                     8,448           274,560
National Penn Bancshares, Inc.                    1,043            31,019
NBT Bancorp, Inc.                                 1,480            33,063

-------------------------------------------------------------------------
                                                 Shares             Value
-------------------------------------------------------------------------
Nelnet, Inc. Class A                    *           481      $      8,538
Netbank, Inc.                                     2,851            31,161
New York Community
  Bancorp, Inc.                                  10,861           213,201
NewAlliance Bancshares,
  Inc.                                  *         4,700            65,612
Northern States Financial
  Corporation                                       773            20,948
Northwest Bancorp, Inc.                           2,148            49,189
NSD Bancorp, Inc.                                   579            13,554
Ocwen Financial
  Corporation                           *         3,358            40,430
Old National Bancorp                              2,844            70,617
Pacific Capital Bancorp                           1,724            48,496
Pacific Premier
  Bancorp, Inc.                         *           977            10,405
Park National Corporation                           595            75,987
Parkvale Financial Corporation                      617            16,252
Peoples Bancorp, Inc.                             1,235            32,839
People's Bank                                     4,006           124,787
Peoples Financial Corporation                       884            15,479
PFF Bancorp, Inc.                                   732            27,260
Popular, Inc. (Puerto Rico)                       5,258           224,885
Premier Community
  Bankshares, Inc.                                  934            16,625
Provident Bankshares
  Corporation                                     1,369            39,482
Provident Financial Group, Inc.                   2,474            97,624
R&G Financial Corporation
  Class B (Puerto Rico)                           1,556            51,441
Republic Bancorp, Inc.                            3,104            43,146
Republic Bancorp, Inc. Class A                    1,386            27,983
Riggs National Corporation                        1,486            31,384
Royal Bancshares of
  Pennsylvania Class A                              808            20,038
S&T Bancorp, Inc.                                 1,368            43,749
Sandy Spring Bancorp, Inc.                          694            24,116
Santander Bancorp
  (Puerto Rico)                                   2,074            51,269
Seacoast Financial Services
  Corporation                                       928            32,109
Shore Bancshares, Inc.                              552            14,153
Silicon Valley Bancshares               *         1,438            57,017
Simmons First National
  Corporation Class A                               911            23,713
Sky Financial Group, Inc.                         4,279           105,820
Sobieski Bancorp, Inc.                              800             4,968
South Financial Group, Inc.
  (The)                                           2,799            79,324
SouthFirst Bancshares, Inc.                         400             6,580
Southwest Bancorp of
  Texas, Inc.                                     1,650            72,798
Sovereign Bancorp, Inc.                          12,400           274,040
Sterling Bancorp, NY                              1,173            32,398
Sterling Bancshares, Inc.                         1,615            22,917
Sterling Financial Corporation                    1,247            32,459
Sterling Financial
  Corporation                           *         1,509            48,092
Student Loan Corporation                            807           110,155
Suffolk Bancorp                                   1,100            35,860
Susquehanna Bancshares, Inc.                      2,932            73,769
TCF Financial Corporation                         2,812           163,237
Texas Regional Bancshares,
  Inc. Class A                                    1,401            64,320
Tompkins Trustco, Inc.                              550            26,125
Trustco Bank Corporation                          3,435            44,998
Trustmark Corporation                             2,436            70,449
UCBH Holdings, Inc.                               1,826            72,164
UMB Financial Corporation                           996            51,414
Umpqua Holdings Corporation                       1,151            24,159

                See accompanying notes to financial statements.              171

June 30, 2004 (Unaudited)

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Company Index Fund                               Shares             Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
UnionBanCal Corporation                           6,078      $    342,799
United Bankshares, Inc.                           1,725            56,062
United Community Banks, Inc.                      2,190            55,144
United Tennessee
  Bankshares, Inc.                                  550             9,779
Unizan Financial Corporation                      1,594            41,603
Valley National Bancorp                           4,234           107,036
W Holding Company, Inc.
  (Puerto Rico)                                   5,265            90,400
WFS Financial, Inc.                               1,582            78,325
Warwick Community
  Bancorp, Inc.                                     742            23,781
Washington Federal, Inc.                          3,073            73,752
Washington Trust
  Bancorp, Inc.                                     960            24,931
Waypoint Financial
  Corporation                                     1,333            36,777
Webster Financial Corporation                     2,123            99,823
Wesbanco, Inc.                                      900            26,217
Westamerica Bancorporation                        1,379            72,329
Westcorp                                          2,053            93,309
Westfield Financial, Inc.                         1,240            25,222
Whitney Holding Corporation                       1,581            70,623
Wilmington Trust Corporation                      3,204           119,253
Wintrust Financial Corporation                    1,018            51,419
World Acceptance
  Corporation                           *         1,339            24,544
                                                             ------------
                                                               12,179,189
                                                             ------------
Beverages, Food & Tobacco--2.3%
American Italian Pasta
  Company Class A                                   722            22,007
Bridgford Foods Corporation                         560             4,704
Bunge, Ltd.                                       4,348           169,311
Central European
  Distribution Corporation              *         1,065            27,594
Chalone Wine Group Ltd.
  (The)                                 *         1,160            12,470
Chiquita Brands
  International, Inc.                   *         1,390            29,079
Coca-Cola Bottling Company
  Consolidated                                      437            25,298
Constellation Brands, Inc.
  Class A                               *         4,029           149,597
Corn Products International,
  Inc.                                            1,583            73,689
Dean Foods Company                      *         6,251           233,225
Del Monte Foods Company                 *         8,205            83,363
Delta & Pine Land Company                         1,668            36,613
Farmer Brothers Company                             930            24,952
Flowers Foods, Inc.                               1,840            48,116
Fresh Del Monte Produce, Inc.
  (Cayman Islands)                                2,467            62,341
Gardenburger, Inc.                      *         1,510               347
Green Mountain Coffee
  Roasters, Inc.                        *           500             9,285
Griffin Land & Nurseries,
  Inc.                                  *           650            16,523
Hain Celestial Group, Inc.              *         1,426            25,811
Hansen Natural Corporation              *         1,435            36,349
Hormel Foods Corporation                          5,796           180,256
Interstate Bakeries                               1,861            20,192
JM Smucker Company (The)                          2,615           120,055
Kraft Foods, Inc. Class A                        11,248           356,337
Lancaster Colony Corporation                      1,390            57,880
Lance, Inc.                                       1,371            21,113

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                                                 Shares             Value
-------------------------------------------------------------------------
M&F Worldwide
  Corporation                           *           781      $     10,700
Margo Caribe, Inc.
  (Puerto Rico)                         *         1,058             5,158
Northland Cranberries, Inc.
  Class A                               *           266               178
Paradise, Inc.                                      277             6,336
Peet's Coffee & Tea, Inc.               *           637            15,919
PepsiAmericas, Inc.                               6,232           132,368
Performance Food Group
  Company                               *         1,907            50,612
Pilgrim's Pride Corporation                       2,916            84,389
Poore Brothers, Inc.                    *         5,273            13,235
Ralcorp Holdings, Inc.                  *         1,228            43,226
Robert Mondavi
  Corporation Class A                   *           381            14,105
Sanderson Farms, Inc.                               864            46,328
Scheid Vineyards, Inc.
  Class A                               *         1,626             8,325
Seaboard Corporation                                 83            41,330
Smart & Final, Inc.                     *         1,915            23,018
Smithfield Foods, Inc.                  *         4,683           137,680
Tootsie Roll Industries, Inc.                     2,000            65,000
Topps Company, Inc. (The)                         2,256            21,883
Tyson Foods, Inc. Class A                        15,062           315,549
United Natural Foods, Inc.              *         1,914            55,334
Universal Corporation                             1,079            54,964
Vector Group Ltd.                                 1,968            30,996
                                                             ------------
                                                                3,023,140
                                                             ------------
Building Materials--1.1%
Amcol International
  Corporation                                     1,187            22,494
Andersons, Inc.                                   1,051            17,856
Apogent Technologies, Inc.              *         3,555           113,760
Carbo Ceramics, Inc.                                759            51,802
Champion Enterprises, Inc.              *         2,559            23,492
Chemed Corporation                                  581            28,178
Chindex International, Inc.             *           549             5,265
Comfort Systems USA, Inc.               *         2,180            13,930
Conceptus, Inc.                         *         1,047            11,779
Digi International, Inc.                *         1,977            21,193
Eagle Materials, Inc.                               862            61,219
ElkCorp                                             939            22,480
EP Medsystems, Inc.                     *         5,240            15,615
Florida Rock Industries, Inc.                     1,799            75,864
Ikon Office Solutions, Inc.                       5,770            66,182
Imagistics International, Inc.          *           963            34,090
Ingram Micro, Inc. Class A              *         6,501            94,069
Insight Enterprises, Inc.               *         2,054            36,479
Integrated Electrical
  Services, Inc.                        *         1,846            14,860
Jewett-Cameron Trading
  Ltd. (Canada)                         *         1,050             5,024
Lafarge North America, Inc.                       2,797           121,110
Med-Design Corporation                  *         1,164             2,421
Microtek Medical
  Holdings, Inc.                        *         4,250            21,760
Neoforma, Inc.                          *           886            10,756
Noland Company                                      181             7,876
Nyer Medical Group, Inc.                *         2,533             5,902
Owens & Minor, Inc.                               1,623            42,036
PSS World Medical, Inc.                 *         3,574            40,029
Patterson Dental Company                *         2,773           212,107
Performance Technologies,
  Inc.                                  *           794             7,472
Precis, Inc.                            *         3,538             8,916

172              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

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Company Index Fund                           Shares             Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
Programmers Paradise, Inc.                    1,787      $     15,958
Quanta Services, Inc.               *         4,703            29,253
Rock of Ages Corporation                      1,387            11,256
Tech Data Corporation               *         2,558           100,095
USG Corporation                     *         1,675            29,446
Waxman Industries, Inc.             *           950             6,389
                                                         ------------
                                                            1,408,413
                                                         ------------
Chemicals--1.4%
A. Schulman, Inc.                             1,444            31,032
AEP Industries, Inc.                *           373             4,069
Airgas, Inc.                                  3,075            73,523
Albemarle Corporation                         1,856            58,742
Applied Films Corporation           *           564            16,367
Arch Chemicals, Inc.                          1,211            34,901
Atlantis Plastics, Inc.
  Class A                           *         1,278            21,470
Cabot Corporation                             2,694           109,646
Cabot Microelectronics
  Corporation                       *         1,050            32,140
Church & Dwight, Inc.                         1,714            78,467
Crompton Corporation                          4,203            26,479
Cytec Industries, Inc.                        1,645            74,765
Empire Financial Holding
  Company                           *         1,550             1,705
FMC Corporation                     *         1,668            71,907
Female Health Company
  (The)                             *         4,532            11,783
Flamemaster Corporation                         900             3,240
Foamex International, Inc.          *         1,061             5,167
Georgia Gulf Corporation                      1,269            45,506
HB Fuller Company                             1,285            36,494
IMC Global, Inc.                              4,510            60,434
International Smart
  Sourcing, Inc.                    *           492             2,017
Landec Corporation                  *           987             6,741
LSB Industries, Inc.                *         1,412             9,884
Lubrizol Corporation                          1,590            58,226
Lyondell Chemical Company                     7,573           131,694
MacDermid, Inc.                               1,457            49,319
Millennium Chemicals, Inc.          *         2,733            47,336
Minerals Technologies, Inc.                     868            50,344
Mississippi Chemical
  Corporation                       *         1,289               284
Myers Industries, Inc.                        1,561            22,010
NL Industries, Inc.                           2,112            30,624
NuCo2, Inc.                         *         1,261            24,842
Olin Corporation                              2,797            49,283
OM Group, Inc.                      *         1,147            37,862
Omnova Solutions, Inc.              *         1,179             7,192
Penford Corporation                             786            13,794
Pharmos Corporation                 *         6,875            28,256
PolyOne Corporation                 *         4,683            34,842
Scotts Company (The)
  Class A                           *         1,252            79,978
Sensient Technologies
  Corporation                                 2,028            43,561
Spartech Corporation                          1,451            37,639
Stepan Company                                1,067            27,902
SurModics, Inc.                     *           675            16,632
Trex Company, Inc.                  *           732            27,633
Tupperware Corporation                        3,080            59,844
Unifi, Inc.                         *         2,629             7,703
USEC, Inc.                                    4,047            35,492
Valhi, Inc.                                   5,011            56,975

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                                             Shares             Value
---------------------------------------------------------------------
Wellman, Inc.                                 1,509      $     12,268
West Pharmaceutical
  Services, Inc.                                853            36,082
                                                         ------------
                                                            1,844,096
                                                         ------------
Coal--0.3%
Arch Coal, Inc.                               2,058            75,302
Consol Energy, Inc.                           3,731           134,316
Peabody Energy Corporation                    2,707           151,565
                                                         ------------
                                                              361,183
                                                         ------------
Commercial Services--5.6%
aaiPharma, Inc.                     *         1,299             7,041
Aaron Rents, Inc.                             1,293            42,850
ABM Industries, Inc.                          2,291            44,606
Accelrys, Inc.                      *         1,146            11,300
Administaff, Inc.                   *         1,143            18,974
Advisory Board Company
  (The)                             *           950            33,820
Advo, Inc.                                    1,277            42,039
Affymetrix, Inc.                    *         2,525            82,643
Akamai Technologies, Inc.           *         4,955            88,942
Ambassadors
  International, Inc.                           524             6,702
Amerco, Inc.                        *           806            19,142
AMN Healthcare
  Services, Inc.                    *         1,507            23,042
Amylin Pharmaceuticals,
  Inc.                              *         3,886            88,601
Angelica Corporation                            511            12,831
Antigenics, Inc.                    *         1,707            14,612
APAC Customer
  Services, Inc.                    *         1,972             3,412
Applera Corporation Celera
  Genomics Group                    *         3,029            34,864
Ariad Pharmaceuticals, Inc.         *         2,463            18,448
Artemis International
  Solutions Corporation             *            56               137
Asset Acceptance Capital
  Corporation                       *           728            12,376
Atrix Laboratories, Inc.            *         1,014            34,760
Axonyx, Inc.                        *         2,772            14,525
BISYS Group, Inc. (The)             *         5,179            72,817
Bandag, Inc.                                  1,000            44,530
Barrett Business
  Services, Inc.                    *         2,600            38,740
BearingPoint, Inc.                  *         8,106            71,900
Bowne & Company, Inc.                         1,575            24,964
Bright Horizons Family
  Solutions, Inc.                   *           605            32,434
Brink's Company (The)                         2,360            80,830
Career Education
  Corporation                       *         4,168           189,894
CDI Corporation                               1,131            39,133
Celgene Corporation                 *         3,354           192,050
Central Parking Corporation                   1,898            35,474
Cenveo, Inc.                        *         2,792             8,181
Charles River
  Associates, Inc.                  *           986            30,517
Ciphergen Biosystems, Inc.          *         1,500            10,980
Coinstar, Inc.                      *         1,075            23,618
Consolidated Graphics, Inc.         *           777            34,227
Corinthian Colleges, Inc.           *         3,616            89,460
Corporate Executive Board
  Company                                     1,508            87,147
Courier Corporation                             544            22,707
Critical Path, Inc.                 *           624               861

                See accompanying notes to financial statements.              173

June 30, 2004 (Unaudited)

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Company Index Fund                             Shares             Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
CuraGen Corporation                   *         1,768      $     10,626
CV Therapeutics, Inc.                 *         1,424            23,866
Cytyc Corporation                     *         4,721           119,772
DataTRAK International, Inc.          *         2,616            33,746
DeVry, Inc.                           *         2,980            81,712
DiamondCluster
  International, Inc. Class A         *         1,432            12,444
Digitas, Inc.                         *         3,272            36,090
Diversa Corporation                   *         1,790            18,133
Dollar Thrifty Automotive
  Group, Inc.                         *         1,058            29,032
Dun & Bradstreet Corpany              *         3,042           163,994
Duratek, Inc.                         *         1,215            18,359
EGL, Inc.                             *         1,862            49,529
Edgewater Technology, Inc.            *         1,533             9,489
Education Management
  Corporation                         *         3,087           101,439
eFunds Corporation                    *         2,250            39,375
Ennis Business Forms, Inc.                      1,096            21,372
EntreMed, Inc.                        *         1,390             2,794
EPIQ Systems, Inc.                    *           725            10,512
eResearch Technology, Inc.            *         2,056            57,568
Exact Sciences Corporation            *         1,250             7,687
Exelixis, Inc.                        *         2,695            27,193
Exult, Inc.                           *         5,350            28,783
First Aviation Services, Inc.         *         1,818             7,726
First Consulting Group, Inc.          *         3,067            16,930
Forrester Research, Inc.              *           963            17,960
FreeMarkets, Inc.                     *         1,636            10,667
FTI Consulting, Inc.                  *         1,735            28,627
G&K Services, Inc. Class A                      1,008            40,512
Gene Logic, Inc.                      *           950             3,847
Genencor International, Inc.          *         2,250            36,832
Gen-Probe, Inc.                       *         1,850            87,542
Gevity HR, Inc.                                   964            25,247
Greg Manning
  Auctions, Inc.                      *           952            14,566
Harris Interactive, Inc.              *         2,730            18,346
Healthcare Services
  Group, Inc.                                   1,661            25,413
Heidrick & Struggles
  International, Inc.                 *           866            25,703
Hewitt Associates, Inc.
  Class A                             *         1,248            34,320
Icos Corporation                      *         2,749            82,030
I-many, Inc.                          *           952             1,133
Incyte Corporation                    *         3,103            23,707
Internet Capital Group, Inc.          *            49               379
iPayment, Inc.                        *           692            28,372
IPIX Corporation                      *         1,344            18,789
Iron Mountain, Inc.                   *         3,407           164,422
Isis Pharmaceuticals, Inc.            *         2,216            12,720
ITT Educational
  Services, Inc.                      *         1,873            71,211
Jacobs Engineering
  Group, Inc.                         *         1,989            78,327
John H. Harland Company                         1,282            37,627
Kelly Services, Inc. Class A                    1,173            34,955
Kforce.com, Inc.                      *           298             2,813
Korn Ferry International              *         1,625            31,476
Kosan Biosciences, Inc.               *         2,000            15,800
Kroll, Inc.                           *         1,702            62,770
Labor Ready, Inc.                     *         2,485            38,517
Landauer, Inc.                                    599            26,751
Laureate Education, Inc.              *         1,886            72,121
Learning Tree
  International, Inc.                 *           766            11,115

-----------------------------------------------------------------------
                                               Shares             Value
-----------------------------------------------------------------------
LECG Corporation                      *            74      $      1,281
Lexicon Genetics, Inc.                *         2,344            18,377
LifeCell Corporation                  *         1,120            12,645
Lionbridge
  Technologies, Inc.                  *         2,495            19,087
Luminex Corporation                   *         1,070            10,764
Management Network
  Group, Inc.                         *         1,600             3,984
Manpower, Inc.                                  3,594           182,467
Maxim Pharmaceuticals,
  Inc.                                *         2,363            22,803
Maximus, Inc.                         *         1,052            37,304
Maxygen, Inc.                         *         1,231            13,012
Media Services Group, Inc.            *           469             3,630
Medical Staffing Network
  Holdings, Inc.                      *         1,686            10,858
MedQuist, Inc.                        *         1,366            16,358
Memberworks, Inc.                     *           749            22,185
Midas, Inc.                           *         1,278            22,237
Millennium Cell, Inc.                 *         1,700             3,162
MPS Group, Inc.                       *         3,707            44,929
MPW Industrial Services
  Group, Inc.                         *           548             1,244
MTC Technologies, Inc.                *           620            16,008
Myriad Genetics, Inc.                 *         1,211            18,068
NCO Group, Inc.                       *         1,315            35,097
National Processing, Inc.             *         2,280            65,550
National Research
  Corporation                         *         1,250            21,406
Navigant Consulting, Inc.             *         2,314            49,612
NDCHealth Corporation                           1,464            33,965
NeoPharm, Inc.                        *           965             9,968
NetRatings, Inc.                      *         1,164            18,962
Neurogen Corporation                  *         1,873            14,010
New Horizons
  Worldwide, Inc.                     *           804             4,824
NexPrise, Inc.                        *         1,730             2,093
Omnicell, Inc.                        *           784            11,454
On Assignment, Inc.                   *         1,243             7,334
Online Resources
  Corporation                         *         2,780            18,848
Opsware, Inc.                         *         2,730            21,622
Oscient Pharmaceuticals
  Corporation                         *         3,710            18,958
Overland Storage, Inc.                *           482             6,406
PDI, Inc.                             *           703            21,322
Pegasystems, Inc.                     *         2,142            18,742
Perma-Fix Environmental
  Services                            *         5,502             9,849
Per-Se Technologies, Inc.             *         1,329            19,324
Pfsweb, Inc.                          *         5,683             9,491
Pharmaceutical Product
  Development, Inc.                   *         2,369            75,263
Portfolio Recovery
  Associates, Inc.                    *           884            24,372
Possis Medical, Inc.                  *         1,278            43,644
Pre-Paid Legal Services, Inc.         *           780            18,587
Presstek, Inc.                        *         2,015            21,178
PRG-Schultz
  International, Inc.                 *         1,911            10,453
Princeton Review, Inc.                *         2,409            18,236
ProsoftTraining                       *         1,336               721
Ramtron International
  Corporation                         *         1,920             8,698
RCM Technologies, Inc.                *         1,593            10,114
Regeneration Technologies,
  Inc.                                *           807             8,659
Regis Corporation                               1,818            81,065
Rent-A-Center, Inc.                   *         3,377           101,074

174              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

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Company Index Fund                             Shares             Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
Rent-Way, Inc.                        *         1,060      $      9,540
Republic Services, Inc.                         5,999           173,611
Res-Care, Inc.                        *         1,222            15,519
Resources Connection, Inc.            *         1,031            40,322
Rewards Network, Inc.                 *         1,128            10,152
Rollins, Inc.                                   1,935            44,524
Savient Pharmaceuticals,
  Inc.                                *         4,700            11,656
Sequenom, Inc.                        *         1,844             2,692
Service Corporation
  International                       *        11,775            86,782
ServiceMaster Company (The)                    11,827           145,709
SFBC International, Inc.              *           576            18,046
Sitel Corporation                     *         2,384            10,060
Sotheby's Holdings, Inc.
  Class A                             *         1,703            27,180
Sourcecorp, Inc.                      *           748            20,585
Spherion Corporation                  *         2,689            27,266
Standard Register Company
  (The)                                         1,650            19,635
Starcraft Corporation                 *           706             9,602
StarTek, Inc.                                     995            35,621
Stericycle, Inc.                      *         1,569            81,180
Strayer Education, Inc.                           551            61,475
SupportSoft, Inc.                     *         1,562            13,558
Symyx Technologies, Inc.              *         1,375            33,165
Synagro Technologies, Inc.            *         3,224             8,898
Tejon Ranch Company                   *           763            26,552
TeleTech Holdings, Inc.               *         2,739            24,021
Telik, Inc.                           *         1,749            41,749
Tetra Tech, Inc.                      *         2,114            34,500
Transkaryotic Therapies, Inc.         *         1,552            23,218
TRC Companies, Inc.                   *           998            16,647
Trimeris, Inc.                        *         1,214            17,518
Tularik, Inc.                         *         2,724            67,555
United Rentals, Inc.                  *         3,294            58,930
UnitedGlobalCom, Inc.
  Class A                             *        15,071           109,415
Universal Compression
  Holdings, Inc.                      *         1,493            45,805
Universal Technical
  Institute, Inc.                     *           419            16,752
URS Corporation                       *         1,582            43,347
US Oncology, Inc.                     *         3,643            53,625
Valassis Communications,
  Inc.                                *         1,857            56,583
Varsity Group, Inc.                   *         2,748            16,488
Viad Corporation                                3,271            88,350
Volt Information
  Sciences, Inc.                      *           834            26,279
Waste Connections, Inc.               *         1,590            47,159
Waste Industries USA, Inc.                      1,297            14,475
Watson Wyatt & Company
  Holdings                                      1,600            42,640
Weight Watchers
  International, Inc.                 *         4,257           166,619
Westaff, Inc.                         *           942             2,666
Wind River Systems, Inc.              *         3,206            37,703
World Fuel Services
  Corporation                                     691            31,150
Xanser Corporation                    *         1,100             2,706
                                                           ------------
                                                              7,239,453
                                                           ------------
Communications--2.2%
Ace*Comm Corporation                  *         3,033             7,310
Advanced Fibre
  Communications, Inc.                *         3,641            73,548

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                                               Shares             Value
-----------------------------------------------------------------------
Airnet Communications
  Corporation                         *         1,320      $        924
AltiGen Communications,
  Inc.                                *         4,110            13,768
American Building
  Control, Inc.                       *           271               412
American Tower
  Corporation Class A                 *         8,712           132,422
Anadigics, Inc.                       *           957             4,937
Andrea Electronics
  Corporation                         *         1,298               182
Anixter International, Inc.                     1,724            58,668
Applied Innovation, Inc.              *           500             2,005
Applied Signal
  Technology, Inc.                              1,238            43,392
Arris Group, Inc.                     *         2,897            17,208
Avici Systems, Inc.                   *           711             9,245
Avistar Communications
  Corporation                         *           774               658
Blonder Tongue
  Laboratories                        *         2,285             5,838
Brillian Corporation                  *           181             1,458
Cable Design Technologies
  Corporation                         *         1,414            14,988
California Amplifier, Inc.            *           550             3,888
Carrier Access Corporation            *         1,178            14,042
C-COR.net Corporation                 *         1,548            15,929
Celeritek, Inc.                                   600             2,304
Centillium Communications,
  Inc.                                *         1,589             6,086
Checkpoint Systems, Inc.              *         1,442            25,855
Comtech
  Telecommunications                  *           900            20,304
Concord Communications,
  Inc.                                *           822             9,379
Copper Mountain
  Networks, Inc.                      *           198             2,404
Corvis Corporation                    *        13,586            19,156
Crown Castle International
  Corporation                         *         8,983           132,499
CT Communications, Inc.                         1,105            16,630
Cubic Corporation                               1,262            26,414
Digital Lightwave, Inc.               *         2,931             5,071
Ditech Communications
  Corporation                         *         1,360            31,742
EndWave Corporation                   *           912             7,250
Foundry Networks, Inc.                *         5,421            76,273
Glenayre Technologies, Inc.           *         2,143             4,929
Harmonic, Inc.                        *         2,820            24,026
Harris Corporation                              2,575           130,681
Hungarian Telephone &
  Cable Corporation                   *           712             6,906
ID Systems, Inc.                      *         1,146            17,270
Inet Technologies, Inc.               *         1,550            19,328
InterDigital
  Communications
  Corporation                         *         2,093            39,369
International Electronics,
  Inc.                                *         1,150             4,634
Inter-Tel, Inc.                                 1,334            33,310
InterVoice, Inc.                      *         1,395            16,001
Intraware, Inc.                       *         7,833            14,099
L-3 Communications
  Holdings, Inc.                                4,275           285,570
Larscom, Inc.                         *         2,481            11,115
Lifeline Systems, Inc.                *         1,214            28,723
McData Corporation
  Class A                             *         4,166            22,413

                See accompanying notes to financial statements.              175

June 30, 2004 (Unaudited)

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Company Index Fund                                    Shares             Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Metro One
  Telecommunications                         *         1,248      $      1,835
Mindspeed Technologies,
  Inc.                                       *         4,010            19,890
NMS Communications
  Corporation                                *         1,250             9,225
On2 Technologies, Inc.                       *         4,620             3,188
Openwave Systems, Inc.                       *         2,571            32,652
Panamsat Corporation                         *         6,173           143,337
P-Com, Inc.                                  *           411                17
Peco II, Inc.                                *           657               526
Plantronics, Inc.                            *         1,826            76,875
Polycom, Inc.                                *         4,178            93,629
Powerwave Technologies,
  Inc.                                       *         2,064            15,893
PTEK Holdings, Inc.                          *         2,174            25,066
Remec, Inc.                                  *         2,416            15,269
SBA Communications
  Corporation                                *         4,430            19,713
SeaChange International,
  Inc.                                       *           959            16,188
Sirius Satellite Radio, Inc.                 *        50,419           155,291
Socket Communications,
  Inc.                                       *         1,300             3,718
Sonus Networks, Inc.                         *         9,293            44,421
Sorrento Networks
  Corporation                                *           747             2,555
Spectralink Corporation                                1,133            16,882
Spectrasite, Inc.                            *         2,000            86,440
Standard Microsystems
  Corporation                                *           806            18,796
Stratex Networks, Inc.                       *         2,680             7,906
Tekelec                                      *         2,570            46,697
Terayon Corporation                          *         2,831             6,625
Titan Corporation                            *         3,314            43,016
Tollgrade Communications,
  Inc.                                       *           601             6,383
Tut Systems, Inc.                            *         1,350             4,252
Ulticom, Inc.                                *         1,583            18,521
Universal Security
  Instruments, Inc.                          *         1,400            17,850
Utstarcom, Inc.                              *         2,326            70,361
Verisity Ltd.                                *         1,755            10,530
Verso Technologies, Inc.                     *         8,093            14,163
Vertel Corporation                           *         1,050                24
Viasat, Inc.                                 *         1,190            29,690
Westell Technologies, Inc.
  Class A                                    *         1,821             9,287
XM Satellite Radio
  Holdings, Inc. Class A                     *         7,421           202,519
Zhone Technologies, Inc.                     *         3,244            12,652
Zix Corporation                              *         1,016             8,067
Zoom Telephonics, Inc.                       *         2,712            10,740
                                                                  ------------
                                                                     2,781,252
                                                                  ------------
Computer Software & Processing--6.2%
3D Systems Corporation                       *         1,159            13,259
Activision, Inc.                             *         5,353            85,113
Actuate Corporation                          *         2,084             8,232
Acxiom Corporation                                     3,452            85,713
Advent Software, Inc.                        *         1,451            26,220
Aether Systems, Inc.                         *         4,629            15,924
Agile Software Corporation                   *         2,087            18,261
Alliance Data Systems
  Corporation                                *           656            27,716
Alpha Technologies
  Group, Inc.                                *         1,248             2,072

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                                                      Shares             Value
------------------------------------------------------------------------------
Altiris, Inc.                                *           975      $     26,920
America Online Latin
  America, Inc.                              *         4,698             3,242
American Access
  Technologies, Inc.                         *         1,400             2,310
American Software, Inc.
  Class A                                              1,950            11,875
answerthink, Inc.                            *         2,851            16,336
Ansys, Inc.                                  *           599            28,153
Anteon International
  Corporation                                *         1,600            52,192
Applied Digital
  Solutions, Inc.                            *         4,675            11,454
Applix, Inc.                                 *         6,241            26,899
Apropos Technology, Inc.                     *           900             3,510
Arbitron, Inc.                               *         1,298            47,403
Ariba, Inc.                                  *        12,806            25,356
Art Technology Group, Inc.                   *         4,546             5,455
Ascential Software
  Corporation                                *         2,418            38,664
Ask Jeeves, Inc.                             *         1,997            77,943
Aspect Communications
  Corporation                                *         2,222            31,552
Aspen Technology, Inc.                       *         1,530            11,108
At Road, Inc.                                *         1,948            14,902
Atari, Inc.                                  *         4,024             9,698
Audible, Inc.                                *         1,213            14,556
Autobytel, Inc.                              *         1,385            12,576
Avocent Corporation                          *         2,007            73,737
Axeda Systems, Inc.                          *         1,300             1,391
BEA Systems, Inc.                            *        16,581           136,296
Bankrate, Inc.                               *         1,084             9,279
BindView Development
  Corporation                                *         2,010             7,035
Blue Coat Systems, Inc.                      *           536            17,951
Blue Martini Software, Inc.                  *         1,636             7,247
Borland Software
  Corporation                                *         2,936            24,927
Brady Corporation Class A                              1,202            55,412
Braun Consulting, Inc.                       *         1,600             2,880
Bsquare Corporation                          *           900               900
CMGI, Inc.                                   *        15,258            29,753
CNET Networks, Inc.                          *         5,501            60,896
CSG Systems
  International, Inc.                        *         2,154            44,588
CACI International, Inc.
  Class A                                    *         1,199            48,488
Cadence Design
  Systems, Inc.                              *        10,746           157,214
Callidus Software, Inc.                      *           173               900
Captaris, Inc.                               *         1,164             7,519
Carreker Corporation                         *         1,681            16,844
Catalyst International, Inc.                 *         1,080             2,430
CCC Information Services
  Group, Inc.                                *         1,582            26,562
Cellular Technical Services
  Company, Inc.                              *           500               365
Ceridian Corporation                         *         6,177           138,982
Cerner Corporation                           *         1,523            67,895
Checkfree Corporation                        *         3,357           100,710
Choicepoint, Inc.                            *         3,413           155,838
Chordiant Software, Inc.                     *         4,649            21,199
Ciber, Inc.                                  *         2,445            20,098
Clinical Data, Inc.                                    1,332            23,562
Cogent Communications
  Group, Inc.                                *         1,900               570
Cognex Corporation                                     2,024            77,884
Cognizant Technology
  Solutions Corporation                      *         5,278           134,114

176              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

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Company Index Fund                                Shares             Value
--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
Commerce One, Inc.                     *             622      $        591
Computer Horizons
  Corporation                          *           1,347             5,375
Concur Technologies, Inc.              *           2,083            22,288
Corillian Corporation                  *           1,324             6,673
Corio, Inc.                            *           6,432            13,957
CoStar Group, Inc.                     *             770            35,366
Covansys Corporation                   *           1,478            15,268
Cybersource Corporation                *           1,281            10,709
DST Systems, Inc.                      *           3,335           160,380
Dendrite International, Inc.           *           1,587            29,486
Digital Insight Corporation            *           1,463            30,328
Digital River, Inc.                    *           1,627            53,089
Digital Video Systems, Inc.            *           3,839             4,027
DigitalNet Holdings, Inc.              *             443             9,006
DocuCorp International, Inc.           *           1,429            12,518
E.piphany, Inc.                        *           2,635            12,727
Earthlink, Inc.                        *           5,814            60,175
EasyLink Services
  Corporation Class A                  *             233               380
ebix.com, Inc.                         *           1,755            24,552
Echelon Corporation                    *           1,770            19,806
Eclipsys Corporation                   *           1,847            28,185
eCollege.com, Inc.                     *             635            10,160
Egain Communications
  Corporation                          *           2,914             3,060
Electro Rent Corporation                             951             9,957
Electronics for Imaging                *           2,169            61,296
Embarcadero Technologies,
  Inc.                                 *           1,253            15,487
eMerge Interactive, Inc.
  Class A                              *           3,368             6,433
Enterasys Networks, Inc.               *           7,462            15,745
Entrust Technologies, Inc.             *           2,200             9,900
Epicor Software
  Corporation                          *           1,693            23,787
eSpeed, Inc. Class A                   *           1,470            25,945
Evolving Systems, Inc.                 *           1,054             5,006
F5 Networks, Inc.                      *           1,332            35,271
Factset Research Systems, Inc.                     1,461            69,061
Fair Isaac Corporation                             2,659            88,757
FalconStor Software, Inc.              *           1,374            10,607
Filenet Corporation                    *           1,659            52,375
FindWhat.com                           *             991            22,932
Gartner Group, Inc. Class A            *           4,979            65,822
Geoworks Corporation                   *             910                55
Gerber Scientific, Inc.                *           1,608            11,352
GraphOn Corporation                    *           1,300               689
GTECH Holdings Corporation                         2,387           110,542
Hickok, Inc. Class A                   *           1,150             6,181
High Speed Access
  Corporation                          ++[delta]   4,200                --
Homestore, Inc.                        *           6,954            27,746
Hypercom Corporation                   *           1,992            16,832
HyperFeed Technologies,
  Inc.                                 *           1,614             5,471
Hyperion Solutions
  Corporation                          *           1,686            73,712
IDX Systems Corporation                *           1,282            40,883
iGate Capital Corporation              *           2,997            11,928
Informatica Corporation                *           3,172            24,202
Information Architects
  Corporation                          *              81                17
Inforte Corporation                    *           1,897            19,158
Infospace, Inc.                        *           1,323            50,327
InfoUSA, Inc.                          *           2,708            27,459
Integral Systems, Inc.                               631            10,146

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                                                  Shares             Value
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
Intelidata Technologies
  Corporation                          *           1,550      $      1,023
Intellisync Corporation                *           1,726             4,954
Interactive Data Corporation           *           3,921            68,304
Interactive Intelligence, Inc.         *             950             5,681
Intercept, Inc.                        *           1,061            17,379
Intergraph Corporation                 *           1,354            35,014
Internap Network Services
  Corporation                          *          11,691            14,146
Internet Security
  Systems, Inc.                        *           2,039            31,278
Intervideo, Inc.                       *             501             6,483
Interwoven, Inc.                       *           1,909            19,281
Intrado, Inc.                          *             989            15,913
Intrusion, Inc.                        *             266               527
Island Pacific, Inc.                   *           1,556             1,011
iVillage, Inc.                         *           3,507            22,269
JDA Software Group, Inc.               *           1,257            16,555
Jack Henry & Associates, Inc.                      3,591            72,179
Juniper Networks, Inc.                 *          16,232           398,820
Kana Software, Inc.                    *             877             2,087
Keane, Inc.                            *           2,632            36,032
Keynote Systems, Inc.                  *           1,400            19,250
Knot, Inc. (The)                       *           2,305             9,220
Kronos, Inc.                           *           1,283            52,860
Liquid Audio, Inc.                     *           1,150               333
LivePerson, Inc.                       *           3,334            10,035
Looksmart Ltd.                         *           2,500             5,425
Loudeye Technologies, Inc.             *           5,040             7,958
Macromedia, Inc.                       *           2,508            61,571
Magma Design
  Automation, Inc.                     *           1,429            27,480
Manhattan Associates, Inc.             *           1,346            41,564
Mantech International
  Corpoartion Class A                  *             568            10,661
Manugistics Group, Inc.                *           2,824             9,234
MAPICS, Inc.                           *           1,006            10,623
Mapinfo Corporation                    *             812             8,607
Marimba, Inc.                          *           1,050             8,536
MarketWatch.com, Inc.                  *           1,263            14,815
Mediware Information
  Systems                              *           1,089            14,429
Mentor Graphics
  Corporation                          *           2,745            42,465
MetaSolv, Inc.                         *           1,380             3,919
Micromuse, Inc.                        *           2,805            18,765
MicroStrategy, Inc. Class A            *             513            21,905
Mitek Systems, Inc.                    *           3,473             2,605
Mobius Management
  Systems, Inc.                        *             878             5,382
MRO Software, Inc.                     *             848            11,541
MSC.Software Corporation               *           1,238            11,080
National Instruments
  Corporation                                      3,415           104,670
Navidec, Inc.                          *           2,120             3,074
Navisite, Inc.                         *           3,725            14,565
Neoware Systems, Inc.                  *             900             7,443
Net Perceptions, Inc.                              1,500             1,020
Netegrity, Inc.                        *           1,352            11,438
NetFlix, Inc.                          *           2,279            81,930
NetGuru, Inc.                          *             800             1,280
NETIQ Corporation                      *           2,494            32,921
Netscout Systems, Inc.                 *           1,250             8,237
Netsmart Technologies, Inc.                          506             4,868
Network Associates, Inc.               *           6,724           121,906
NIC, Inc.                              *           2,450            17,566
Niku Corporation                       *           1,502            17,078
Nuance Communications,
  Inc.                                 *           1,223             5,577

                See accompanying notes to financial statements.              177

June 30, 2004 (Unaudited)

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Company Index Fund                             Shares             Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
NVE Corporation                       *           348      $     13,903
Onyx Software Corporation             *           469             1,946
Open Solutions, Inc.                  *           883            22,057
OpenTV Corporation                    *         8,105            16,858
Packeteer, Inc.                       *         1,900            30,685
PalmSource, Inc.                      *           515             8,827
PDF Solutions, Inc.                   *           974             8,250
Pec Solutions, Inc.                   *         1,395            16,642
Perot Systems Corporation
  Class A                             *         4,359            57,844
Phoenix Technologies Ltd.             *         3,188            22,284
Pixar, Inc.                           *         2,206           153,339
Plato Learning, Inc.                  *         1,826            18,096
Plumtree Software, Inc.               *         2,465             9,244
Portal Software, Inc.                 *         1,535             5,572
Primus Knowledge
  Solutions, Inc.                     *         2,793             5,139
Progress Software
  Corporation                         *         1,323            28,669
QAD, Inc.                             *         1,363            14,461
Quality Systems, Inc.                 *           192             9,425
Quest Software, Inc.                  *         3,848            49,639
RSA Security, Inc.                    *         2,331            47,716
Radiant Systems, Inc.                 *         1,019             4,779
Radisys Corporation                   *           961            17,846
Radview Software Ltd.
  (Israel)                            *         1,046               544
RealNetworks, Inc.                    *         5,844            39,973
Red Hat, Inc.                         *         7,252           166,578
Renaissance Learning, Inc.                      1,354            30,357
Retek, Inc.                           *         1,887            11,586
Reynolds & Reynolds
  Company (The) Class A                         2,191            50,678
Roxio, Inc.                           *         1,146             5,627
S1 Corporation                        *         2,637            26,212
Saba Software, Inc.                   *         1,576             5,910
SafeNet, Inc.                         *         1,099            30,420
SAFLINK Corporation                   *         4,996            11,741
Sapient Corporation                   *         6,101            36,667
Scientific Learning
  Corporation                         *         3,146            19,754
SciQuest, Inc.                        *         1,464             9,080
SCO Group, Inc. (The)                 *           998             5,838
Secure Computing
  Corporation                         *         1,554            18,104
SeeBeyond Technology
  Corporation                         *         2,789            10,515
Serena Software, Inc.                 *         1,616            30,849
SmartServ Online, Inc.                *           566             1,189
Sonic Foundry, Inc.                   *         1,200             2,018
SonicWall, Inc.                       *         2,442            21,001
SportsLine.com, Inc.                  *         1,978             2,136
SPSS, Inc.                            *           691            12,417
SRA International, Inc.
  Class A                             *           833            35,253
SS&C Technologies, Inc.                           998            18,663
Stellent, Inc.                        *         3,514            30,010
Stratasys, Inc.                       *           891            22,061
Sybase, Inc.                          *         3,826            68,868
Sykes Enterprises, Inc.               *         1,424            10,765
SYNNEX Corporation                    *           104             1,633
Synopsys, Inc.                        *         6,082           172,911
Synplicity, Inc.                      *         1,050             6,299
Syntel, Inc.                                    1,554            25,719
Take-Two Interactive
  Software, Inc.                      *         1,763            54,018
Talx Corporation                                  463            11,311

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                                               Shares             Value
-----------------------------------------------------------------------
Technology Solutions
  Company                             *         1,963      $      2,120
Teknowledge Corporation               *         3,449             8,243
TenFold Corporation                   *         4,098             5,204
THQ, Inc.                             *         1,943            44,495
3Com Corporation                      *        14,502            90,637
TIBCO Software, Inc.                  *         8,337            70,448
Tier Technologies, Inc.
  Class B                             *           942             9,175
Total System Services, Inc.                     7,802           170,864
Tradestation Group, Inc.              *         1,691            12,158
Transaction Systems
  Architects, Inc. Class A            *         1,859            40,024
Trizetto Group, Inc.                  *         1,550            10,385
Tumbleweed
  Communications
  Corporation                         *         2,952            12,576
Ultimate Software
  Group, Inc.                         *         1,243            12,554
United Online, Inc.                   *         2,509            44,183
Vasco Data Security
  International, Inc.                 *         3,805             8,181
Velocity Express
  Corporation                         *           100                50
Verilink Corporation                  *         1,646             6,584
Verint Systems, Inc.                  *         1,152            39,421
VeriSign, Inc.                        *         9,396           186,980
Verity, Inc.                          *         1,445            19,522
Versant Corporation                   *         3,301             4,291
Versata, Inc.                         *             1                 2
VerticalNet, Inc.                     *         1,850             2,904
Via Net.Works, Inc.                   *         4,394             3,471
viaLink Company (The)                 *         1,094                62
Vie Financial Group, Inc.             *            15                 6
Viewpoint Corporation                 *         1,141             2,248
Vignette Corporation                  *        12,592            20,903
VitalWorks, Inc.                      *         1,846             6,387
Vitria Technology, Inc.               *         1,150             3,532
WatchGuard
  Technologies, Inc.                  *         1,100             7,942
Wave Systems Corporation
  Class A                             *         3,014             3,918
Webb Interactive
  Services, Inc.                      *           836               468
WebEx Communications,
  Inc.                                *         1,743            37,928
WebMD Corporation                     *        12,460           116,127
Webmethods, Inc.                      *         2,154            18,460
Websense, Inc.                        *           979            36,448
XETA Technologies, Inc.               *         1,947             9,714
Zamba Corporation                     *         1,400               217
                                                           ------------
                                                              8,022,797
                                                           ------------
Computers & Information--1.5%
Advanced Digital
  Information Corporation             *         2,415            23,425
Authentidate Holding
  Corporation                         *         1,023            11,181
Black Box Corporation                             866            40,927
Brocade Communications
  Systems, Inc.                       *         9,768            58,413
CDW Corporation                                 3,443           219,526
Ciprico, Inc.                         *         1,658             7,577
Cirrus Logic, Inc.                    *         2,947            17,711
Computer Network
  Technology Corporation              *         1,145             6,859
Concurrent Computer
  Corporation                         *         1,902             3,766
Cray, Inc.                            *         2,858            18,920

178              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

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Company Index Fund                                  Shares             Value
----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------
Crossroads Systems, Inc.                *            1,300      $      2,275
Dataram Corporation                     *            1,175            10,810
Datawatch Corporation                   *            3,500            15,750
Diebold, Inc.                                        2,840           150,151
Dot Hill Systems
  Corporation                           *            1,396            15,649
Emulex Corporation                      *            3,409            48,783
Ener1, Inc.                             *            1,300               832
Exabyte Corporation                     *            1,566             1,378
Extended Systems, Inc.                  *            1,460             7,300
Extreme Networks, Inc.                  *            4,492            24,796
Focus Enhancements, Inc.                *            5,319             7,925
General Binding
  Corporation                           *            1,598            24,753
Global Imaging
  Systems, Inc.                         *              946            34,680
Global Payment
  Technologies, Inc.                    *            1,270             4,686
InFocus Corporation                     *            1,636            13,906
Interland, Inc.                         *              706             1,984
Interlink Electronics, Inc.             *            1,925            18,769
Iomega Corporation                                   1,865            10,407
ION Networks, Inc.                      *              400                48
Iteris Holdings, Inc                    *            4,264            14,029
MTI Technology
  Corporation                           *            3,844             7,073
Maxtor Corporation                      *           10,146            67,268
Micros Systems, Inc.                    *              858            41,158
MTM Technologies, Inc.                  *              500               800
Netgear, Inc.                           *            1,207            12,963
Network Engines, Inc.                   *            1,330             3,618
NYFIX, Inc.                             *              992             4,851
PalmOne, Inc.                           *            2,287            79,519
Paxar Corporation                       *            1,972            38,493
Planar Systems, Inc.                    *              786            10,525
ProQuest Company                        *              863            23,517
Quantum Corporation                     *            6,682            20,714
Safeguard Scientifics, Inc.             *            4,074             9,370
Sandisk Corporation                     *            6,847           148,511
Scansoft, Inc.                          *            3,602            17,830
ScanSource, Inc.                        *              563            33,453
Scientific Games
  Corporation Class A                   *            2,518            48,195
SCM Microsystems, Inc.                  *            1,494             9,711
Seagate Technology
  (Cayman Islands)                                  10,318           148,889
Silicon Graphics, Inc.                  *            7,853            17,277
SimpleTech, Inc.                        *            3,666            12,501
Storage Technology
  Corporation                           *            4,660           135,140
TransAct Technologies, Inc.             *              889            28,110
VA Software Corporation                 *            2,019             4,947
Vialstream Holdings, Inc.               *            1,000               750
Western Digital Corporation             *            8,155            70,622
Xybernaut Corporation                   *            6,156            10,281
Zebra Technologies
  Corporation Class A                   *            1,993           173,391
                                                                ------------
                                                                   1,996,693
                                                                ------------
Containers & Packaging--0.1%
Crown Holdings, Inc.                    *            6,845            68,245
Silgan Holdings, Inc.                                1,027            41,398
                                                                ------------
                                                                     109,643
                                                                ------------

----------------------------------------------------------------------------
                                                    Shares             Value
----------------------------------------------------------------------------
Cosmetics & Personal Care--0.3%
1-800 Contacts, Inc.                    *              502      $      7,445
Chattem, Inc.                           *              873            25,204
Elizabeth Arden, Inc.                   *            1,017            21,398
Estee Lauder Companies, Inc.
  (The) Class A                                      5,298           258,436
Quaker Chemical Corporation                            943            26,046
                                                                ------------
                                                                     338,529
                                                                ------------
Electric Utilities--2.0%
Allete, Inc.                                         3,731           124,242
Alliant Energy Corporation                           4,491           117,125
Aquila, Inc.                            *            7,275            25,899
Avista Corporation                                   1,759            32,401
Black Hills Corporation                              1,621            51,061
Central Vermont Public Service
  Corporation                                          541            11,085
CH Energy Group, Inc.                                  694            32,229
Cleco Corporation                                    2,110            37,938
DPL, Inc.                                            5,037            97,819
Duquesne Light Holdings, Inc.                        2,789            53,856
EL Paso Electric Company                *            1,748            26,989
Empire District Electric
  Company (The)                                      1,198            24,092
Energy East Corporation                              5,959           144,506
Great Plains Energy, Inc.                            2,828            83,992
Green Mountain Power
  Corporation                                        1,812            47,293
Hawaiian Electric
  Industries, Inc.                                   3,066            80,023
Idacorp, Inc.                                        1,515            40,905
MGE Energy, Inc.                                     1,560            50,903
Northeast Utilities                                  5,201           101,263
NRG Energy, Inc.                        *            4,100           101,680
NSTAR                                                2,188           104,761
OGE Energy Corporation                               4,735           120,600
Otter Tail Corporation                               1,096            29,439
Pepco Holdings, Inc.                                 7,067           129,185
Plug Power, Inc.                        *            2,705            20,233
PNM Resources, Inc.                                  2,169            45,050
Puget Energy, Inc.                                   3,549            77,759
Reliant Energy, Inc.                    *           11,470           124,220
SCANA Corporation                                    4,792           174,285
Sierra Pacific Resources                *            3,865            29,799
Texas Genco Holdings, Inc.                           2,067            93,201
UIL Holdings Corporation                               898            43,724
Unisource Energy Corporation                         1,571            39,039
Unitil Corporation                                   1,000            26,350
Westar Energy, Inc.                                  2,993            59,591
Wisconsin Energy Corporation                         4,565           148,865
WPS Resources Corporation                            1,432            66,373
                                                                ------------
                                                                   2,617,775
                                                                ------------
Electrical Equipment--0.9%
Active Power, Inc.                      *            3,953            12,610
Acuity Brands, Inc.                                  1,873            50,571
Advanced Lighting
  Technologies, Inc.                    *++[delta]     973                --
Aeroflex, Inc.                          *            2,811            40,282
Ametek, Inc.                                         2,823            87,231
Arotech Corporation                     *            4,840            10,116
Artesyn Technologies, Inc.              *            1,534            13,806
AZZ, Inc.                               *            1,032            15,686
Baldor Electric Company                              1,338            31,242
C&D Technologies, Inc.                               1,159            20,665

                See accompanying notes to financial statements.              179

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                               Shares             Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Capstone Turbine
  Corporation                           *         2,450      $      5,332
Cataytica Energy
  Systems, Inc.                         *           853             2,423
Cherokee International
  Corporation                           *            29               331
Distributed Energy Systems
  Corporation                           *         3,757            10,219
Electro Scientific
  Industries, Inc.                      *         1,422            40,257
Energizer Holdings, Inc.                *         3,362           151,290
Energy Conversion
  Devices, Inc.                         *           782             8,805
Evans & Sutherland
  Computer Corporation                  *         1,883             8,850
Franklin Electric Company, Inc.                     902            34,060
FuelCell Energy, Inc.                   *         1,939            22,648
Genlyte Group, Inc.                     *           551            34,647
GrafTech International Ltd.             *         3,488            36,484
JMAR Technologies, Inc.                 *         2,904             5,721
Lincoln Electric Holdings, Inc.                   1,877            63,987
Littelfuse, Inc.                        *           909            38,551
LSI Industries, Inc.                              1,084            12,466
Medis Technologies Ltd.                 *           705            11,435
Metrologic Instruments, Inc.            *           722            14,397
Moog, Inc. Class A                      *           965            35,811
Powell Industries, Inc.                 *         1,046            17,866
Quantum Fuel Systems
  Technologies
  Worldwide, Inc.                       *         1,158             7,041
Rayovac Corporation                     *         1,491            41,897
Regal-Beloit Corporation                          1,273            28,337
SBS Technologies, Inc.                  *           965            15,508
Servotronics, Inc.                      *           705             2,996
Superconductor
  Technologies                          *         2,084             2,563
Tech/Ops Sevcon, Inc.                               720             4,255
Teleflex, Inc.                                    1,242            62,286
Trans-Lux Corporation                               867             5,896
Ultralife Batteries, Inc.               *           877            16,979
Universal Display
  Corporation                           *         1,350            14,499
Universal Electronics, Inc.             *           639            11,202
Valence Technology, Inc.                *         4,773            16,371
Vicor Corporation                       *         1,381            25,231
Wilson Greatbatch
  Technologies, Inc.                    *           942            26,329
Woodhead Industries, Inc.                           903            13,960
                                                             ------------
                                                                1,133,139
                                                             ------------
Electronics--3.9%
8X8, Inc.                               *         3,049             7,013
AVX Corporation                                   7,170           103,606
Actel Corporation                       *         1,140            21,090
Adaptec, Inc.                           *         3,851            32,579
Advanced Energy
  Industries, Inc.                      *         1,429            22,464
Agere Systems, Inc. Class A             *        69,296           159,381
Agilysys, Inc.                                    1,336            18,423
Alliance Fiber Optic
  Products, Inc.                        *         4,818             4,529
Alliance Semiconductor
  Corporation                           *         1,336             7,949
American Superconductor
  Corporation                           *         1,147            15,003
AMIS Holdings, Inc.                     *           850            14,382
Amkor Technology, Inc.                  *         7,212            58,994

-------------------------------------------------------------------------
                                                 Shares             Value
-------------------------------------------------------------------------
Amphenol Corporation
  Class A                               *         3,688      $    122,884
Anaren, Inc.                            *           813            13,284
Arrow Electronics, Inc.                 *         4,585           122,970
Artisan Components, Inc.                *         1,098            28,328
Atheros Communications,
  Inc.                                  *            41               432
Atmel Corporation                       *        18,734           110,905
ATMI, Inc.                              *         1,559            42,576
Ault, Inc.                              *         1,200             3,588
Avanex Corporation                      *         5,031            19,571
Avnet, Inc.                             *         5,129           116,428
AXT, Inc.                               *           946             1,854
Barnes Group, Inc.                                1,010            29,270
Bel Fuse, Inc. Class A                              546            19,634
Benchmark Electronics, Inc.             *         1,681            48,917
Benthos, Inc.                           *         1,950            12,108
California Micro Devices
  Corporation                           *           746             8,601
Caliper Life Sciences, Inc.             *           867             4,032
Carlisle Companies, Inc.                          1,227            76,381
Catalyst Semiconductor, Inc.            *         2,416            16,426
Catapult Communications
  Corporation                           *           750            17,250
CellStar Corporation                    *         1,370            10,083
Ceradyne, Inc.                          *         1,246            44,569
Ceva, Inc.                              *           692             5,474
ChipPAC, Inc. Class A                   *         3,626            22,735
Conexant Systems, Inc.                  *        20,241            87,644
Cree, Inc.                              *         3,097            72,098
CTS Corporation                                   1,580            19,055
Cymer, Inc.                             *         1,499            56,123
Cypress Semiconductor
  Corporation                           *         4,877            69,205
DRS Technologies, Inc.                  *         1,104            35,218
DSP Group, Inc.                         *         1,194            32,525
Dupont Photomasks, Inc.                 *           923            18,765
EDO Corporation                                   1,198            28,896
Emcor Group, Inc.                       *           657            28,895
Emcore Corporation                      *         1,219             3,974
EMS Technologies, Inc.                  *           960            18,653
ESCO Technologies, Inc.                 *           612            32,656
ESS Technology                          *         1,759            18,839
Esterline Technologies
  Corporation                           *         1,049            30,977
Exar Corporation                        *         1,759            25,787
Fairchild Semiconductor
  International, Inc.                   *         4,904            80,278
Finisar Corporation                     *         6,856            13,575
Flir Systems, Inc.                      *         1,402            76,970
FSI International, Inc.                 *         1,480            11,559
HEI, Inc.                               *         1,050             2,457
Helix Technology Corporation                      1,145            24,423
HI/FN, Inc.                             *           682             8,150
Hughes Supply, Inc.                               1,196            70,480
Hutchinson Technology, Inc.             *         1,150            28,278
Imation Corporation                               1,255            53,476
Innovex, Inc.                           *         1,922             8,784
Integrated Circuit
  Systems, Inc.                         *         3,056            83,001
Integrated Device
  Technology, Inc.                      *         4,196            58,073
Integrated Silicon
  Solutions, Inc.                       *         1,270            15,507
International Rectifier
  Corporation                           *         2,631           108,976
Intersil Corporation Class A                      5,899           127,772
ISCO International, Inc.                *         2,000               800
IXYS Corporation                        *         1,330            10,480

180              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                             Shares             Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
Kemet Corporation                     *         3,408      $     41,646
KVH Industries, Inc.                  *         1,286            16,371
Lattice Semiconductor
  Corporation                         *         4,395            30,809
Lightpath Technologies, Inc.
  Class A                             *         1,527             9,299
Lowrance Electronics, Inc.                        690            21,362
MIPS Technologies, Inc.
  Class A                             *         2,229            13,641
MRV Communications, Inc.              *         4,568            12,516
Magnetek, Inc.                        *         1,406            11,726
Mattson Technology, Inc.              *         1,761            21,167
Maxwell Technologies, Inc.            *         1,371            17,686
MEMC Electronics
  Materials, Inc.                     *         8,582            84,790
Mercury Computer
  Systems, Inc.                       *           963            23,882
Merix Corporation                     *           675             7,654
Methode Electronics, Inc.                       1,384            17,950
Micrel, Inc.                          *         3,731            45,332
Micro Linear Corporation              *         1,440             8,208
Microchip Technology, Inc.                      8,640           272,506
Microsemi Corporation                 *         2,474            35,156
Mobility Electronics, Inc.            *           674             5,675
Monolithic System
  Technology, Inc.                    *         1,252             9,428
Moscow CableCom
  Corporation                         *         1,900            16,634
Mykrolis Corporation                  *         1,830            31,879
Nu Horizons Electronics
  Corporaton                          *         1,208            10,872
Numerex Corporation
  Class A                             *         1,800             8,262
Omnivision Technologies,
  Inc.                                *         2,354            37,546
ON Semiconductor
  Corporation                         *         9,987            50,135
Oplink Communications,
  Inc.                                *         5,309            10,193
Optelecom, Inc.                       *           819             8,026
Opti, Inc.                            *         1,042             1,641
OSI Systems, Inc.                     *           867            17,279
Park Electrochemical
  Corporation                                   1,087            27,447
Pericom Semiconductor
  Corporation                         *         1,024            10,967
Photronics, Inc.                      *         1,389            26,308
Pixelworks, Inc.                      *         1,927            29,522
Plexus Corporation                    *         1,884            25,434
PLX Technology, Inc.                  *         1,050            18,123
Power Integrations, Inc.              *         1,263            31,449
Proxim Corporation Class A            *         7,929             9,388
Quicklogic Corporation                *         1,050             3,664
RF Micro Devices, Inc.                *         7,207            54,052
Rambus, Inc.                          *         4,071            72,342
Reptron Electronics, Inc.             *            70               516
Research Frontiers, Inc.              *           752             5,369
Rogers Corporation                    *           803            56,130
Rudolph Technologies, Inc.            *           814            14,807
Semtech Corporation                   *         2,970            69,914
Sigmatel, Inc.                        *           798            23,190
Sigmatron International,
  Inc.                                *           283             3,529
Silicon Image, Inc.                   *         2,949            38,720
Silicon Laboratories, Inc.            *         2,125            98,494
Silicon Storage
  Technology, Inc.                    *         3,794            39,078

-----------------------------------------------------------------------
                                               Shares             Value
-----------------------------------------------------------------------
Siliconix, Inc.                       *         1,202      $     59,643
Sipex Corporation                     *         1,030             5,871
Skyworks Solutions, Inc.              *         5,823            50,835
Somera Communications,
  Inc.                                *         2,750             4,427
Spectrum Control, Inc.                *         1,195             9,524
Spire Corporation                     *         2,500            14,250
Staktek Holdings, Inc.                *            43               226
Stratos International, Inc.           *           974             5,328
Sycamore Networks, Inc.               *         9,917            41,949
Synaptics, Inc.                       *         1,058            20,261
Technitrol, Inc.                      *         1,866            40,865
Tegal Corporation                     *         3,755             6,984
Teledyne Technologies, Inc.           *         1,229            24,605
Tessera Technologies, Inc.            *         1,561            28,129
Three-Five Systems, Inc.              *           930             4,743
Transmeta Corporation                 *         8,599            18,832
Transwitch Corporation                *         2,483             4,395
Trident Microsystems, Inc.            *         2,110            23,653
Trimble Navigation Ltd.               *         2,072            57,581
Tripath Technology, Inc.              *         4,193            13,627
Triquint Semiconductor, Inc.          *         4,919            26,858
TTM Technologies, Inc.                *         1,640            19,434
Tvia, Inc.                            *         4,026             7,851
Tyler Technologies, Inc.              *         1,886            17,842
Varian Semiconductor
  Equipment Associates,
  Inc.                                *         1,498            57,763
Virage Logic Corporation              *           902             8,208
Vishay Intertechnology, Inc.          *         6,616           122,925
Vitesse Semiconductor
  Corporation                         *         8,323            40,616
Wesco International, Inc.             *         1,550            28,520
Xicor, Inc.                           *         1,277            19,321
YDI Wireless, Inc.                    *         2,197            12,633
Zoran Corporation                     *         1,651            30,296
                                                           ------------
                                                              5,111,771
                                                           ------------
Entertainment & Leisure--1.2%
Alliance Gaming
  Corporation                         *         1,972            33,840
AMC Entertainment, Inc.               *         1,743            26,790
Argosy Gaming Company                 *         1,159            43,578
Avid Technology, Inc.                 *         1,237            67,503
Bally Total Fitness Holding
  Corporation                         *         1,307             6,535
Blockbuster, Inc. Class A                       1,250            18,975
Caesars Entertainment, Inc.           *        11,992           179,880
Callaway Golf Company                           2,881            32,671
Churchill Downs, Inc.                             639            26,007
Concord Camera
  Corporation                         *         2,863             9,448
Dover Downs Gaming &
  Entertainment, Inc.                           2,640            29,700
Dover Motorsports, Inc.                         1,645             6,580
Gaylord Entertainment
  Company                             *         1,773            55,654
Hollywood Entertainment
  Corporation                         *         2,228            29,766
Hollywood Media
  Corporation                         *         1,495             5,457
Image Entertainment, Inc.             *           300             1,080
International Speedway
  Corporation Class A                           2,150           104,576
Jakks Pacific, Inc.                   *           925            19,231
K2, Inc.                              *         2,544            39,941
Leapfrog Enterprises, Inc.            *         1,262            25,101
Lexar Media, Inc.                     *         3,143            20,995

                See accompanying notes to financial statements.              181

June 30, 2004 (Unaudited)

---------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                                 Shares             Value
---------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
Macrovision Corporation                *            2,054      $     51,412
Metro-Goldwyn-Mayer, Inc.                          10,260           124,146
Multimedia Games, Inc.                 *            1,202            32,238
Nashua Corporation                     *            1,542            14,942
National Lampoon, Inc.                 *            1,650             4,991
Nautilus Group, Inc.                                1,360            26,534
New Frontier Media, Inc.               *            3,809            32,491
Penn National Gaming, Inc.             *            1,993            66,168
Pinnacle Entertainment, Inc.           *            1,630            20,554
Pinnacle Systems, Inc.                 *            2,430            17,374
RC2 Corporation                        *            1,030            36,565
Regal Entertainment Group
  Class A                                           2,743            49,648
Six Flags, Inc.                        *            3,814            27,690
Sonic Solutions, Inc.                  *              890            18,912
Speedway Motorsports, Inc.                          1,950            65,208
Steinway Musical
  Instruments, Inc.                    *              683            23,966
Westwood One, Inc.                     *            3,878            92,296
WMS Industries, Inc.                   *            1,270            37,846
World Wrestling
  Entertainment, Inc.                               1,031            13,145
                                                               ------------
                                                                  1,539,434
                                                               ------------
Financial Services--5.7%
Accredited Home Lenders
  Holding Company                      *            1,079            30,374
Affiliated Managers Group              *            1,356            68,302
AG Edwards, Inc.                                    3,202           108,964
Allied Capital Corporation                          5,696           139,096
American Home Mortgage
  Investment Corporation REIT                       1,617            41,929
Ameritrade Holding
  Corporation                          *           17,554           199,238
AmNet Mortgage, Inc.                   *              530             5,459
Ampal American Israel
  Corporation Class A                  *            1,392             4,413
Anworth Mortgage Asset
  Corporation REIT                                  1,755            20,849
Berkshire Hathaway, Inc.
  Class A                              *               46         4,091,700
BlackRock, Inc.                                       906            57,830
Capital Trust Class A                               1,703            45,504
CapitalSource, Inc.                    *            3,392            82,934
Catskill Litigation Trust              *++[delta]     583                --
Certegy, Inc.                                       2,738           106,234
CharterMac                                          1,905            37,452
Cherokee, Inc.                                        995            24,965
Chicago Mercantile Exchange                         1,415           204,284
Diamond Hill Investment
  Group, Inc.                          *            1,311            12,323
Doral Financial Corporation
  (Puerto Rico)                                     4,428           152,766
Eaton Vance Corporation                             3,242           123,877
E-Loan, Inc.                           *            2,150             5,805
ePresense, Inc.                        ++[delta]    1,173                --
Equitex, Inc.                          *            3,170             2,885
First Marblehead
  Corporation (The)                    *            1,600            64,416
Friedman Billings Ramsey
  Group, Inc. Class A                               6,080           120,323
Gabelli Asset Management,
  Inc. Class A                                        559            23,757
Gables Residential Trust REIT                       1,323            44,956
Instinet Group, Inc.                   *            1,291             6,816
Integrated Telecom
  Express, Inc.                        ++[delta]    1,103                --

---------------------------------------------------------------------------
                                                   Shares             Value
---------------------------------------------------------------------------
Investment Technology
  Group, Inc.                          *            2,079      $     26,590
Jefferies Group, Inc.                               2,339            72,322
Kent Financial Services, Inc.          *            2,200             5,038
Kilroy Realty Corporation REIT                      1,317            44,910
Kirlin Holding Corporation             *            1,061             4,881
Knight Trading Group, Inc.             *            4,630            46,393
LaBranche & Company, Inc.                           2,588            21,791
Legg Mason, Inc.                                    2,697           245,454
Macerich Company (The) REIT                         2,360           112,973
Meristar Hospitality
  Corporation REIT                     *            3,449            23,591
MFA Mortgage Investments,
  Inc. REIT                                         2,740            24,386
New Century Financial
  Corporation                                       1,562            73,133
Nuveen Investments, Inc.
  Class A                                           4,224           113,203
Pennsylvania REIT                                   1,511            51,752
ProcureNet, Inc.                       ++[delta]      896                --
PS Business Parks, Inc. REIT                        1,323            53,238
Raymond James
  Financial, Inc.                                   3,541            93,659
Reckson Associates Realty
  Corporation REIT                                  2,413            66,261
Rouse Company (The) REIT                            3,643           173,042
Saxon Capital, Inc.                    *            1,296            29,588
SEI Investments Company                             4,129           119,906
Siebert Financial
  Corporation                          *            1,470             5,507
Starbiz Corporation                    ++[delta]        5                --
Suburban Lodges of
  America                              ++[delta]    1,986                --
SumTotal Systems, Inc.                 *            1,899            12,343
Sutter Holding
  Company, Inc.                        *              850             6,269
SWS Group, Inc.                                       882            13,495
Value Line, Inc.                                      573            20,347
Waddell & Reed Financial, Inc.
  Class A                                           3,972            87,821
Westwood Holdings
  Group, Inc.                          ++[delta]    1,768            31,824
WilTel Communications, Inc.                         1,973                --
                                                               ------------
                                                                  7,407,168
                                                               ------------
Food Retailers--0.4%
7-Eleven, Inc.                         *            4,501            80,343
Arden Group, Inc. Class A                             260            23,301
Fresh Brands, Inc.                                  1,871            14,388
Panera Bread Company
  Class A                              *            1,250            44,850
Pantry, Inc. (The)                     *            1,200            26,160
Pathmark Stores, Inc.                  *              950             7,239
Ruddick Corporation                                 1,968            44,182
Weis Markets, Inc.                                  1,142            40,027
Whole Foods Market, Inc.                            2,519           240,439
Wild Oats Markets, Inc.                *            1,310            18,432
                                                               ------------
                                                                    539,361
                                                               ------------
Forest Products & Paper--0.8%
American Woodmark
  Corporation                                         400            23,940
Bowater, Inc.                                       2,020            84,012
Buckeye Technologies, Inc.             *            2,191            25,196
Caraustar Industries, Inc.             *            1,610            22,717
Chesapeake Corporation                                815            21,744
Deltic Timber Corporation                             724            27,802
Fibermark, Inc.                        *              843               152

182              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                               Shares             Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Glatfelter                                        1,741      $     24,513
Greif, Inc. Class A                               1,226            51,798
Longview Fibre Company                  *         2,325            34,247
Martin Marietta Materials, Inc.                   1,947            86,311
Packaging Corporation of
  America                                         3,780            90,342
Playtex Products, Inc.                  *         2,560            20,019
Pope & Talbot, Inc.                                 895            17,694
Potlatch Corporation                              1,352            56,297
Rock-Tenn Company Class A                         1,450            24,577
Schweitzer-Mauduit
  International, Inc.                               724            22,176
Smurfit-Stone Container
  Corporation                                    10,013           199,759
Sonoco Products Company                           3,084            78,642
United Stationers, Inc.                 *         1,279            50,802
US Home Systems, Inc.                   *         1,292             9,238
Wausau-Mosinee Paper
  Corporation                                     1,903            32,922
                                                             ------------
                                                                1,004,900
                                                             ------------
Health Care Providers--2.2%
Accredo Health, Inc.                    *         2,188            85,223
Alliance Imaging, Inc.                  *         4,520            20,656
American Healthways, Inc.               *         1,362            36,256
Amsurg Corporation                      *         1,423            35,760
Apria Healthcare Group, Inc.            *         2,102            60,327
Beverly Enterprises, Inc.               *         4,439            38,175
Community Health
  Systems, Inc.                         *         4,283           114,656
Covance, Inc.                           *         2,840           109,567
Coventry Health Care, Inc.              *         3,653           178,632
Cross Country
  Healthcare, Inc.                      *         1,340            24,321
CryoLife, Inc.                          *           937             4,938
DaVita, Inc.                            *         4,291           132,292
Edwards Lifesciences
  Corporation                           *         2,576            89,774
Enzo Biochem, Inc.                      *         1,289            19,335
Enzon Pharmaceuticals, Inc.             *         1,766            22,534
First Health Group
  Corporation                           *         3,528            55,072
Genesis HealthCare
  Corporation                           *           975            28,314
Hooper Holmes, Inc.                               4,139            23,758
Immunomedics, Inc.                      *         2,141            10,427
IMPAC Medical
  Systems, Inc.                         *           393             5,750
Interleukin Genetics, Inc.              *         2,825            12,854
Inveresk Research
  Group, Inc.                           *         1,587            48,943
Kindred Healthcare, Inc.                *         1,800            47,430
Laboratory Corp. of
  America Holdings                      *         5,906           234,468
LCA-Vision, Inc.                        *         1,002            29,188
LifePoint Hospitals, Inc.               *         1,555            57,877
Lincare Holdings, Inc.                  *         3,770           123,882
Matria Healthcare, Inc.                 *           580            14,541
National Healthcare
  Corporation                                       431            12,072
NeighborCare, Inc.                      *         2,084            65,292
Nektar Therapeutics                     *         2,368            47,265
NovaMed, Inc.                           *         1,250             4,312
Odyssey HealthCare, Inc.                *         1,593            29,980
Orthodontic Centers of
  America, Inc.                         *         2,134            17,477
Pacificare Health Systems               *         3,451           133,416

-------------------------------------------------------------------------
                                                 Shares             Value
-------------------------------------------------------------------------
Pediatrix Medical
  Group, Inc.                           *         1,091      $     76,206
Prime Medical Services, Inc.            *         1,330            10,560
Province Healthcare
  Company                               *         2,038            34,952
Psychemedics Corporation                            302             3,171
Psychiatric Solutions, Inc.             *         1,331            33,182
RehabCare Group, Inc.                   *           740            19,706
Renal Care Group, Inc.                  *         3,088           102,305
Sagemark Companies Ltd.                 *         1,088             3,536
Select Medical Corporation                        4,473            60,028
Sierra Health Services, Inc.            *         1,238            55,339
Specialty Laboratories, Inc.            *         1,183            10,600
Sunrise Senior Living, Inc.             *           975            38,161
Symbion, Inc.                           *           695            12,135
Triad Hospitals, Inc.                   *         3,298           122,785
U.S. Physical Therapy, Inc.             *         1,300            17,823
United Surgical Partners
  International, Inc.                   *         1,276            50,364
Universal Health Services,
  Inc. Class B                                    2,104            96,553
VCA Antech, Inc.                        *         1,722            77,180
VistaCare, Inc. Class A                 *           702            13,022
                                                             ------------
                                                                2,812,372
                                                             ------------
Heavy Construction--0.5%
Blount International, Inc.              *         1,533            19,515
Granite Construction, Inc.                        1,890            34,455
Hovnanian Enterprises, Inc.             *         2,378            82,540
Lennar Corporation Class A                        6,376           285,135
Levitt Corporation Class A              *           763            19,655
M/I Schottenstein Homes, Inc.                       611            24,807
McDermott International,
  Inc.                                  *         2,759            28,031
Mcgrath Rentcorp                                    458            16,923
UNIFAB International, Inc.              *           165               244
WCI Communities, Inc.                   *         1,922            42,880
William Lyon Homes, Inc.                *           533            49,116
                                                             ------------
                                                                  603,301
                                                             ------------
Heavy Machinery--2.6%
Ablest, Inc.                            *           850             5,057
Actuant Corporation Class A             *         1,011            39,419
Agco Corporation                        *         3,628            73,902
Ampco-Pittsburgh Corporation                      1,503            19,329
Applied Industrial
  Technologies, Inc.                                915            27,560
Astec Industries, Inc.                  *           822            15,478
Asyst Technologies, Inc.                *         1,783            18,436
Aviall, Inc.                            *         1,366            25,968
Axcelis Technologies, Inc.              *         4,096            50,954
Briggs & Stratton Corporation                       911            80,487
Brooks Automation, Inc.                 *         1,835            36,975
Cooper Cameron
  Corporation                           *         1,843            89,754
Crown Andersen, Inc.                    *         1,950             3,549
Curtiss-Wright Corporation                        1,056            59,337
Donaldson Company, Inc.                           3,350            98,155
Dril-Quip, Inc.                         *           989            18,494
Dycom Industries, Inc.                  *         2,077            58,156
Electroglas, Inc.                       *         3,991            21,352
Engineered Support
  Systems, Inc.                                     972            56,872
EnPro Industries, Inc.                  *           981            22,543
Entegris, Inc.                          *         3,195            36,966
Fedders Corporation                               1,828             7,952
Flowserve Corporation                   *         2,375            59,232
FMC Technologies, Inc.                  *         2,696            77,645

                See accompanying notes to financial statements.              183

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                                Shares             Value
--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
Gardner Denver, Inc.                     *           918      $     25,612
Genus, Inc.                              *         1,227             4,196
Graco, Inc.                                        2,884            89,548
Grant Prideco, Inc.                      *         4,754            87,759
Hurco Companies, Inc.                    *           300             3,576
Hydril                                   *         1,095            34,492
Idex Corporation                                   1,823            62,620
Insituform Technologies,
  Inc. Class A                           *         1,223            19,898
Joy Global, Inc.                                   2,045            61,227
Kadant, Inc.                             *           722            16,700
Kaydon Corporation                                 1,423            44,013
Kennametal, Inc.                                   1,319            60,410
Knight Transportation, Inc.              *         1,725            49,559
Kulicke and Soffa
  Industries, Inc.                       *         2,009            22,019
Lam Research Corporation                 *         5,796           155,333
Lennox International, Inc.                         2,437            44,110
Lindsay Manufacturing
  Company                                            809            19,432
Manitowoc Company                                  1,262            42,719
Matrix Service Company                   *         1,379            12,618
Modine Manufacturing
  Company                                          1,208            38,475
MPM Technologies, Inc.                   *           950               366
NACCO Industries, Inc.
  Class A                                            310            29,450
National-Oilwell, Inc.                   *         3,693           116,293
Nordson Corporation                                1,522            66,009
Oil States International, Inc.           *         2,027            31,013
Oilgear Company (The)                    *         1,300             5,141
Paragon Technologies, Inc.               *         1,800            17,712
Pentair, Inc.                                      4,018           135,166
Robbins & Myers, Inc.                                868            19,487
Sauer-Danfoss, Inc.                                2,172            37,076
Semitool, Inc.                           *         1,060            11,999
SPX Corporation                                    2,845           132,122
Standex International
  Corporation                                        724            19,693
Stewart & Stevenson Services                       1,366            24,479
Tecumseh Products
  Company Class A                                    713            29,368
Tennant Company                                      641            26,569
Terex Corporation                        *         2,063            70,410
Thomas Industries, Inc.                              955            31,706
Timco Aviation
  Services, Inc.                         *           108                40
Timken Company                                     3,703            98,092
Toro Company                                       1,085            76,026
TurboChef Technologies, Inc.             *         2,982            14,642
Ultratech, Inc.                          *           972            15,824
UNOVA, Inc.                              *         2,374            48,073
Varian Medical Systems, Inc.             *         2,757           218,768
Watsco, Inc.                                       1,653            46,400
Willis Lease Finance
  Corporation                            *         1,234            10,193
WJ Communications, Inc.                  *         4,940            17,488
Woodward Governor
  Company                                            408            29,421
York International Corporation                     1,672            68,669
                                                              ------------
                                                                 3,345,583
                                                              ------------
Home Construction, Furnishings &
Appliances--1.8%
American Technology
  Corporation                            *         3,686            21,305
Applica, Inc.                            *         1,507            13,412

--------------------------------------------------------------------------
                                                  Shares             Value
--------------------------------------------------------------------------
Bassett Furniture
  Industries, Inc.                                 1,140      $     24,806
BE Aerospace, Inc.                       *         2,954            22,391
Beazer Homes USA, Inc.                               499            50,055
Brookfield Homes Corporation                       1,218            31,899
D.R. Horton, Inc.                                  9,617           273,123
Digital Theater
  Systems, Inc.                          *           755            19,743
Dominion Homes, Inc.                     *           650            15,015
Ethan Allen Interiors, Inc.                        1,551            55,696
Fossil, Inc.                             *         3,154            85,946
Furniture Brands
  International, Inc.                              1,832            45,892
Gemstar-TV Guide
  International, Inc.                    *        16,222            77,866
Harman International
  Industries, Inc.                                 2,728           248,248
Helen of Troy Ltd.                       *         1,333            49,148
Herman Miller, Inc.                                3,156            91,335
Hillenbrand Industries, Inc.                       2,597           156,989
HNI Corporation                                    2,213            93,676
Kimball International, Inc.
  Class B                                          1,500            22,125
Kinetic Concepts, Inc.                   *         1,915            95,558
Layne Christensen
  Company                                *         2,360            39,058
La-Z-Boy, Inc.                                     1,875            33,712
MDC Holdings, Inc.                                 1,301            82,757
Meritage Corporation                     *           650            44,720
Movado Group, Inc.                                 1,678            28,945
National Presto Industries, Inc.                     536            22,099
NVR, Inc.                                *           262           126,860
Palm Harbor Homes, Inc.                  *         1,182            20,957
Parkervision, Inc.                       *         1,053             6,002
Rowe Furniture Corporation               *           971             5,340
Ryland Group, Inc.                                   926            72,413
Salton, Inc.                             *           702             3,763
Select Comfort Corporation               *         1,403            39,845
Skyline Corporation                                  721            29,309
Standard-Pacific Corporation                       1,284            63,301
Steelcase, Inc. Class A                            1,992            27,888
Technical Olympic USA, Inc.                        1,435            31,972
Tempur-Pedic
  International, Inc.                    *         1,347            18,871
Toll Brothers, Inc.                      *         2,966           125,521
Virco Manufacturing
  Corporation                            *           799             5,557
Walter Industries, Inc.                            2,141            29,160
                                                              ------------
                                                                 2,352,278
                                                              ------------
Household Products--0.4%
Anchor Glass Container
  Corporation                                        165             2,232
Apogee Enterprises, Inc.                           1,250            13,000
Charles & Colvard Ltd.                   *         1,406             8,520
Ferro Corporation                                  1,818            48,504
Gentex Corporation                                 3,298           130,865
Kronos Worldwide, Inc.                             1,098            37,554
Lazare Kaplan International              *         1,140             9,633
Libbey, Inc.                                         750            20,820
Owens-IIlinois, Inc.                     *         6,065           101,649
RPM, Inc.                                          4,833            73,462
Valspar Corporation                              2,013             101,536
                                                              ------------
                                                                   547,775
                                                              ------------
Industrial--Diversified--0.3%
Blyth, Inc.                                        1,840            63,462
Daktronics, Inc.                         *         1,290            32,185

184              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

---------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                                 Shares             Value
---------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
Identix, Inc.                             *         3,461      $     25,854
Roper Industries, Inc.                              1,490            84,781
Russ Berrie & Company, Inc.                         1,157            22,481
Shuffle Master, Inc.                      *         1,020            37,036
Yankee Candle
  Company, Inc.                           *         2,153            62,975
Zomax Inc., MN                            *         4,620            17,417
                                                               ------------
                                                                    346,191
                                                               ------------
Insurance--4.7%
21st Century Insurance Group                        3,700            47,878
Alfa Corporation                                    3,608            50,512
Alleghany Corporation                     *           337            96,719
Allmerica Financial
  Corporation                             *         2,347            79,329
American Financial Group, Inc.                      3,317           101,401
American Independence
  Corporation                             *           430             7,108
American Medical Security
  Group, Inc.                             *           775            21,119
American National Insurance                           946            87,344
American Physicians
  Capital, Inc.                           *           861            19,932
Amerigroup Corporation                    *           976            48,019
AmerUs Group Company                                1,581            65,453
Arch Capital Group Ltd.
  (Bermuda)                               *         1,428            56,949
Argonaut Group, Inc.                      *         1,388            25,581
Arthur J. Gallagher &
  Company                                           3,930           119,668
Assurant, Inc.                                      2,848            75,130
Baldwin & Lyons, Inc. Class B                         946            25,391
Bristol West Holdings, Inc.                           646            11,751
Brown & Brown, Inc.                                 2,819           121,499
Centene Corporation                       *           986            38,010
Clark, Inc.                               *         1,175            21,796
CNA Financial Corporation                 *         9,162           271,104
CNA Surety Corporation                    *         1,486            16,272
Commerce Group, Inc.                                1,543            76,178
Conseco, Inc.                             *         3,810            75,819
Crawford & Company Class B                          1,891             9,323
Danielson Holding
  Corporation                             *         4,079            28,186
Delphi Financial Group, Inc.
  Class A                                           1,298            57,761
Donegal Group, Inc. Class B                           428             8,599
EMC Insurance Group, Inc.                             341             7,966
Erie Indemnity Company
  Class A                                           2,724           127,429
FBL Financial Group, Inc.
  Class A                                           1,276            36,060
Fidelity National Financial, Inc.                   6,738           251,597
Financial Industries
  Corporation                             *           660             6,125
First American Corporation                          2,670            69,126
Gainsco, Inc.                             *           385               269
Genworth Financial, Inc.
  Class A                                 *        11,890           272,875
Great American Financial
  Resources, Inc.                                   1,717            27,300
Harleysville Group, Inc.                            1,352            25,485
HCC Insurance Holdings, Inc.                        2,667            89,104
Health Net, Inc.                          *         4,359           115,513
HealthExtras, Inc.                        *         1,865            30,903
Hilb Rogal & Hobbs Company                          1,605            57,266
Horace Mann Educators
  Corporation                                       2,001            34,977

---------------------------------------------------------------------------
                                                   Shares             Value
---------------------------------------------------------------------------
Independence Holding
  Company                                             535      $     18,190
Infinity Property & Casualty
  Corporation                                         810            26,730
Kansas City Life Insurance
  Company                                             903            38,007
LabOne, Inc.                              *           993            31,558
Landamerica Financial
  Group, Inc.                                         845            32,896
Leucadia National
  Corporation                                       2,887           143,484
Markel Corporation                        *           373           103,507
Mercury General Corporation                         2,169           107,691
Mony Group, Inc.                          *         1,793            56,121
National Financial Partners
  Corporation                                       1,496            52,764
Nationwide Financial
  Services Class A                                  2,415            90,828
Navigators Group, Inc.                    *           939            27,128
Odyssey Re Holdings
  Corporation                                       2,505            60,120
Ohio Casualty Corporation                 *         2,336            47,024
Old Republic International
  Corporation                                       7,353           174,413
Oxford Health Plans, Inc.                           3,392           186,696
PMI Group, Inc. (The)                               3,639           158,369
Philadelphia Consolidated
  Holding Corporation                     *           854            51,300
Phoenix Companies, Inc. (The)                       4,217            51,658
PMA Capital Corporation
  Class A                                           1,826            16,434
Presidential Life Corporation                       1,145            20,633
ProAssurance Corporation                  *         1,308            44,616
Protective Life Corporation                         2,831           109,475
Radian Group, Inc.                                  3,844           184,128
Reinsurance Group of
  America, Inc.                                     2,541           103,292
RLI Corporation                                     1,164            42,486
Selective Insurance Group                           1,061            42,313
Southern Security Life
  Insurance Company                       *         1,181             3,956
Stancorp Financial Group, Inc.                      1,230            82,410
State Auto Financial
  Corporation                                       1,988            61,071
Stewart Information Services
  Corporation                                         879            29,684
Transatlantic Holdings, Inc.                        2,084           168,783
Triad Guaranty, Inc.                      *           692            40,274
UICI                                      *         2,484            59,144
United American Healthcare
  Corporation                             *         4,252            21,898
United Fire & Casualty
  Company                                             626            36,151
Unitrin, Inc.                                       3,007           128,098
Universal American
  Financial Corporation                   *         2,872            31,535
USI Holdings Corporation                  *         2,330            36,814
W.R. Berkley Corporation                            3,360           144,312
WellChoice, Inc.                          *         2,287            94,682
Wesco Financial Corporation                           257            93,034
White Mountains Insurance
  Group Ltd.                                          367           187,170
Zenith National Insurance
  Corporation                                         999            48,551
                                                               ------------
                                                                  6,105,254
                                                               ------------
Lodging--0.9%
Ameristar Casinos, Inc.                             1,350            45,333
Aztar Corporation                         *         1,550            43,400

                 See accompanying notes to financial statements.             185

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                                          Shares            Value
-----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------------
Boca Resorts, Inc. Class A                     *             1,938     $     38,411
Boyd Gaming Corporation                                      2,619           69,587
Choice Hotels
  International, Inc.                                        1,508           75,641
Empire Resorts, Inc.                           *               583            8,191
International Leisure
  Hosts Ltd.                                   *             1,200            7,800
Isle of Capri Casinos, Inc.                    *             1,251           21,830
John Q. Hammons
  Hotels, Inc.                                 *             1,300           12,350
La Quinta Corporation                          *             7,162           60,161
MGM Mirage, Inc.                               *             5,842          274,223
Mandalay Resort Group                                        2,626          180,249
Marcus Corporation                                           1,505           25,961
Prime Hospitality
  Corporation                                  *             1,820           19,328
ShoLodge, Inc.                                 *               850            4,675
Station Casinos, Inc.                                        2,465          119,306
Vail Resorts, Inc.                             *             1,491           28,568
Wynn Resorts Ltd.                              *             2,755          106,426
                                                                       ------------
                                                                          1,141,440
                                                                       ------------
Media--Broadcasting & Publishing--5.5%
4Kids Entertainment, Inc.                      *               606           14,496
Acme Communications, Inc.                      *             1,200            8,280
American Greetings
  Corporation Class A                          *             2,700           62,586
Banta Corporation                                            1,075           47,741
Beasley Broadcasting
  Group, Inc. Class A                          *             1,150           17,204
Belo Corporation Class A                                     4,721          126,759
Cablevision Systems
  Corporation Class A                          *             9,044          177,715
Charter Communications,
  Inc. Class A                                 *            11,237           44,049
Citadel Broadcasting
  Corporation                                  *             1,026           14,949
COX Communications, Inc.
  Class A                                      *            23,761          660,318
COX Radio, Inc. Class A                        *             1,753           30,467
Crown Media Holdings, Inc.                     *             5,899           50,259
Cumulus Media, Inc.
  Class A                                      *             2,174           36,545
DIRECTV Group, Inc. (The)                      *            55,665          951,871
EchoStar Communications
  Corporation Class A                          *            10,017          308,023
Emmis Communications
  Corporation Class A                          *             2,170           45,527
Entercom Communications
  Corporation                                  *             1,873           69,863
Entravision
  Communications
  Corporation Class A                          *             2,853           21,911
EW Scripps Company
  Class A                                                    3,207          336,735
Fox Entertainment Group,
  Inc. Class A                                 *            16,961          452,859
Granite Broadcasting
  Corporation                                  *             5,454            3,818
Gray Television, Inc.                                        1,838           25,530
Harte-Hanks, Inc.                                            3,509           85,655
Hearst-Argyle Television, Inc.                               2,184           56,304
Hollinger International, Inc.                                3,614           60,679
Information Holdings, Inc.                     *             1,083           29,642
Insight Communications
  Company, Inc.                                *             1,885           17,455
InterActiveCorp                                *            25,886          780,204

-----------------------------------------------------------------------------------
                                                            Shares            Value
-----------------------------------------------------------------------------------
John Wiley & Sons Class A                                    2,491     $     79,712
Journal Communications, Inc.
  Class A                                                      600           11,298
Journal Register Company                       *             1,818           36,360
Lee Enterprises, Inc.                                        1,974           94,772
Liberty Corporation                                            936           43,945
Liberty Media Corporation
  Class A                                                  110,754          995,678
Liberty Media International,
  Inc. Class A                                 *             5,604          207,908
LIN TV Corporation Class A                     *             1,419           30,083
Lodgenet Entertainment
  Corporation                                  *             1,250           20,625
McClatchy Company Class A                                    1,801          126,340
Media General, Inc. Class A                                    953           61,202
Mediacom Communications
  Corporation                                  *             3,433           26,846
Pac-West Telecomm, Inc.                        *             5,563            6,119
Paxson Communications
  Corporation                                  *             6,180           20,085
Pegasus Communications
  Corporation                                  *               347            8,488
Playboy Enterprises, Inc.
  Class B                                      *             1,251           14,524
Price Communications
  Corporation                                  *             2,063           30,450
Primedia, Inc.                                 *            13,953           38,789
Pulitzer, Inc.                                                 753           36,822
R.H. Donnelley Corporation                     *             1,410           61,673
Radio One, Inc. Class A                        *             4,327           69,708
Radio Unica
  Communications
  Corporation                                  *++[delta]    1,900               --
Readers Digest Association,
  Inc. (The)                                                 3,917           62,633
Regent Communications,
  Inc.                                         *             3,610           22,346
Salem Communications
  Corporation Class A                          *               850           23,060
Scholastic Corporation                         *             1,425           42,679
Sinclair Broadcast Group,
  Inc. Class A                                               2,050           21,053
Spanish Broadcasting
  System, Inc. Class A                         *             1,300           12,103
Speedus Corporation                            *             4,207            9,971
Tivo, Inc.                                     *             2,696           19,115
Washington Post Class B                                        388          360,844
Worldgate Communications                       *             3,160            6,636
Young Broadcasting, Inc.
  Class A                                      *               831           10,928
YouthStream Media
  Networks, Inc.                               *             1,159              174
                                                                       ------------
                                                                          7,150,413
                                                                       ------------
Medical Equipment & Supplies--1.2%
Abaxis, Inc.                                   *               750           14,235
Abiomed, Inc.                                  *               886           11,146
Aclara BioSciences, Inc.                       *             5,300           23,850
ADE Corporation                                *               968           20,918
Advanced Medical
  Optics, Inc.                                 *             1,196           50,914
Aetrium, Inc.                                  *               614            4,513
Aksys Ltd.                                     *               997            5,813
Amcast Industrial
  Corporation                                  *             2,530            6,350
Aradigm Corporation                            *             6,324            5,692
Arrow International, Inc.                                    1,706           51,044
August Technology
  Corporation                                  *               689            8,640

186              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

----------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                            Shares             Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
Avigen, Inc.                         *         1,010      $      3,404
Axsys Technologies, Inc.             *           590            13,045
BEI Technologies, Inc.                           501            14,183
Bioject Medical
  Technologies, Inc.                 *         4,491             8,578
Biolase Technology, Inc.             *           765            10,297
BioVeris Corporation                 *         1,072             8,919
Britesmile, Inc.                     *         1,080            11,729
Bruker BioSciences
  Corporation                        *         4,038            19,665
Cardiodynamics
  International Corporation          *         1,872             9,454
CardioGenesis Corporation            *         1,202               667
Cerus Corporation                    *         1,011             2,426
ChromaVision Medical
  Systems, Inc.                      *         3,308             6,153
Coherent, Inc.                       *         1,348            40,238
Cohu, Inc.                                       859            16,355
Cole National Corporation            *         1,379            32,200
Cooper Companies, Inc.                         1,182            74,667
Curon Medical, Inc.                  *         4,729             7,992
Cygnus, Inc.                         *         1,180               354
Dade Behring Holdings, Inc.          *         1,561            74,179
Electro-Sensors, Inc.                          2,581            11,873
Excel Technology, Inc.               *           562            18,686
Faro Technologies, Inc.              *           454            11,654
Fisher Scientific
  International                      *         2,652           153,153
Formfactor, Inc.                     *         1,418            31,834
Frequency Electronics, Inc.                      822            11,623
HealthTronics Surgical
  Services, Inc.                     *         1,200             9,588
Hologic, Inc.                        *         1,347            31,318
II-VI, Inc.                          *           342            10,486
Illumina, Inc.                       *         1,280             8,128
Integra LifeSciences
  Holdings Corporation               *         1,190            41,971
Intermagnetics General
  Corporation                        *           665            22,630
Intest Corporation                   *           950             5,985
Intuitive Surgical, Inc.             *         1,610            30,590
Ixia                                 *         2,330            22,927
Meade Instruments
  Corporation                        *         1,640             5,232
Mechanical Technology, Inc.          *           957             5,723
Medwave, Inc.                        *         2,500            13,050
Mesa Laboratories, Inc.                        1,200            11,832
Micro Therapeutics, Inc.             *         4,830            20,431
Molecular Devices
  Corporation                        *           909            16,162
MTS Systems Corporation                        1,693            39,701
Nanogen, Inc.                        *         2,280            15,322
OI Corporation                       *         1,600            14,400
Orbit International
  Corporation                        *         2,250            15,750
Orthologic Corporation               *         1,517            13,152
OYO Geospace Corporation             *           550            10,285
Palomar Medical
  Technologies, Inc.                 *         1,117            18,754
Pharmanetics, Inc.                   *         5,219             2,505
Physiometrix, Inc.                   *         3,187             5,259
PPT Vision, Inc.                     *           800             1,092
Q-Med, Inc.                          *         1,635            13,881
Resmed, Inc.                         *         1,517            77,306
Sola International, Inc.             *         1,407            24,243
Somanetics Corporation               *         1,352            18,536
Spectranetics Corporation            *         3,746            20,978

----------------------------------------------------------------------
                                              Shares             Value
----------------------------------------------------------------------
Staar Surgical Company               *           848      $      6,614
Sybron Dental
  Specialties, Inc.                  *         1,583            47,253
Synovis Life Technologies,
  Inc.                               *           957            10,288
Theragenics Corporation              *         1,492             6,893
Thermogenesis                        *         4,317            20,419
TriPath Imaging, Inc.                *         1,740            16,373
Valentis, Inc.                       *         2,990            20,810
Ventana Medical
  Systems, Inc.                      *           708            33,651
Viasys Healthcare, Inc.              *         1,381            28,877
Vivus, Inc.                          *         1,400             5,096
White Electronic Designs
  Corporation                        *         2,284            11,968
X-Rite, Inc.                                   1,891            27,495
Young Innovations, Inc.                          677            17,196
Zevex International, Inc.            *           600             1,944
Zygo Corporation                     *           967            10,821
                                                          ------------
                                                             1,609,358
                                                          ------------
Medical Supplies--1.7%
Advanced Neuromodulation
  Systems, Inc.                      *           748            24,534
Align Technology, Inc.               *         2,449            46,531
American Medical Systems
  Holdings, Inc.                     *         1,500            50,550
Analogic Corporation                             594            25,203
ArthoCare Corporation                *           852            24,776
Beckman Coulter, Inc.                          2,513           153,293
Bio-Rad Laboratories, Inc.
  Class A                            *         1,088            64,040
Biosite, Inc.                        *           725            32,567
Closure Medical
  Corporation                        *           682            17,125
Conmed Corporation                   *         1,363            37,346
Credence Systems
  Corporation                        *         3,351            46,244
CTI Molecular Imaging, Inc.          *         2,179            30,898
Cuno, Inc.                           *           898            47,908
Cyberonics, Inc.                     *           956            31,892
Datascope Corporation                            557            22,107
Dentsply International, Inc.                   3,085           160,729
Diametrics Medical, Inc.             *         1,731               415
Dionex Corporation                   *         1,031            56,880
DJ Orthopedics, Inc.                 *           730            16,790
FEI Company                          *         1,368            32,709
Haemonetics Corporation              *         1,158            34,335
Hanger Orthopedic
  Group, Inc.                        *         1,083            12,693
ICU Medical, Inc.                    *           606            20,319
Inamed Corporation                   *         1,420            89,247
Input/Output, Inc.                   *         2,427            20,120
Invacare Corporation                           1,334            59,656
Invision Technologies, Inc.          *           770            38,423
Ionics, Inc.                         *         1,141            32,233
Itron, Inc.                          *           956            21,931
Kensey Nash Corporation              *           867            29,912
Kopin Corporation                    *         2,431            12,422
Kyphon, Inc.                         *         1,594            44,919
LTX Corporation                      *         2,405            25,998
MKS Instruments, Inc.                *         2,455            56,023
Mentor Corporation                             1,961            67,243
Merit Medical Systems, Inc.          *         1,979            31,525
Mine Safety Appliances
  Company                                      1,445            48,697
Newport Corporation                  *         1,615            26,115
Novoste Corporation                  *           847             2,321

                See accompanying notes to financial statements.              187

June 30, 2004 (Unaudited)

----------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                            Shares             Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
Oakley, Inc.                                   2,901      $     37,539
Ocular Sciences, Inc.                *         1,152            43,776
Osteotech, Inc.                      *         1,499             9,729
Photon Dynamics, Inc.                *           659            23,111
PolyMedica Corporation                           960            29,798
Respironics, Inc.                    *         1,530            89,888
Steris Corporation                   *         2,757            62,198
Techne Corporation                   *         1,737            75,473
Therma-Wave, Inc.                    *           758             3,737
Thoratec Corporation                 *         2,307            24,754
Urologix, Inc.                       *         1,050            16,212
Visx, Inc.                           *         2,010            53,707
Varian, Inc.                         *         1,502            63,309
Veeco Instruments, Inc.              *         1,295            33,424
Vital Signs, Inc.                                635            18,440
Wright Medical Group, Inc.           *         1,310            46,636
Zoll Medical Corporation             *           425            14,909
                                                          ------------
                                                             2,243,309
                                                          ------------
Metals--1.7%
AK Steel Holding
  Corporation                        *         5,009            26,397
Alpine Group, Inc.                   *           698             2,373
Ameron International
  Corporation                                    543            18,533
Aptargroup, Inc.                               1,565            68,375
Belden, Inc.                                   1,189            25,480
Brush Engineered
  Materials, Inc.                    *         1,122            21,206
Carpenter Technology
  Corporation                                  1,142            38,885
Century Aluminum
  Company                            *         1,385            34,334
Circor International, Inc.                       711            14,497
Cleveland-Cliffs, Inc.               *           510            28,759
Commercial Metals Company                      1,770            57,437
Commscope, Inc.                      *         2,613            56,049
Couer D'alene Mines
  Corporation                        *         8,276            33,766
Edelbrock Corporation                            954            15,665
General Cable Corporation            *         1,382            11,816
Gibraltar Steel Corporation                    1,192            39,121
Glamis Gold Ltd. (Canada)            *         5,199            91,138
Griffon Corporation                  *         1,288            28,697
Hecla Mining Company                 *         4,125            23,513
Hubbell, Inc. Class B                          2,289           106,919
Imco Recycling, Inc.                 *         1,987            26,268
International Aluminum
  Corporation                                    686            19,963
International Steel
  Group, Inc.                        *         2,984            88,774
Jacuzzi Brands, Inc.                 *         2,655            21,426
Liquidmetal Technologies,
  Inc.                               *         2,346             3,331
Lone Star Technologies, Inc.         *         1,338            36,875
Massey Energy Company                          3,053            86,125
Matthews International
  Corporation Class A                          1,383            45,556
Maverick Tube Corporation            *         1,736            45,587
MAXXAM, Inc.                         *           857            22,796
Meridian Gold, Inc.
  (Canada)                           *         4,497            58,326
Mueller Industries, Inc.                       1,592            56,994
NCI Building Systems, Inc.           *         1,232            40,102
NS Group, Inc.                       *           923            15,174
Optical Cable Corporation            *           241             1,277

----------------------------------------------------------------------
                                              Shares             Value
----------------------------------------------------------------------
Precision Castparts
  Corporation                                  2,568      $    140,444
Quanex Corporation                               743            36,184
Reliance Steel & Aluminum
  Company                                      1,484            59,835
Royal Gold, Inc.                               1,154            16,352
Ryerson Tull, Inc.                             1,471            23,359
Schnitzer Steel Industries,
  Inc. Class A                                   974            33,077
Shaw Group, Inc. (The)               *         2,182            22,104
Shiloh Industries, Inc.              *         1,441            21,125
Simpson Manufacturing
  Company, Inc.                                1,043            58,533
Southern Peru Copper
  Corporation                                  2,357            97,415
Steel Dynamics, Inc.                 *         2,421            69,313
Stillwater Mining Company            *         3,728            55,957
Sturm, Ruger & Company,
  Inc.                                         2,146            25,988
Taser International, Inc.            *           906            39,257
Texas Industries, Inc.                         1,116            45,946
Titanium Metals
  Corporation                        *           307            28,413
Tower Automotive, Inc.               *         2,146             7,811
Tredegar Corporation                           1,607            25,921
Valmont Industries, Inc.                       1,162            26,610
Watts Water Technologies,
  Inc. Class A                                 1,226            33,041
Weirton Steel Corporation            *         1,350                 6
WHX Corporation                      *           293               475
                                                          ------------
                                                             2,178,700
                                                          ------------
Miscellaneous--0.2%
Advanced Marketing
  Services, Inc.                               1,803            23,277
Boyds Collection Ltd.                *         2,700             8,964
Corrections Corporation
  of America                         *         1,570            61,999
DIMON, Inc.                                    2,000            11,440
Enesco Group, Inc.                   *         2,481            22,230
Geo Group, Inc. (The)                *           819            16,708
Handleman Company                              1,657            38,376
Terra Industries, Inc.               *         4,540            25,560
Tractor Supply Company               *         1,549            64,779
                                                          ------------
                                                               273,333
                                                          ------------
Oil & Gas--5.5%
Adams Resources &
  Energy, Inc.                                 1,462            21,696
AGL Resources, Inc.                            2,166            62,922
Apco Argentina, Inc.
  (Cayman Islands)                               622            22,392
Atmos Energy Corporation                       2,732            69,912
ATP Oil & Gas Corporation            *         2,045            15,685
Atwood Oceanics, Inc.                *           831            34,694
Berry Petroleum Company
  Class A                                      1,301            38,262
Blue Dolphin Energy
  Company                            *         3,650             4,376
BP Prudhoe Bay Royalty Trust                   1,105            35,990
Cabot Oil & Gas Corporation                    1,517            64,169
CAL Dive International, Inc.         *         1,668            50,574
Callon Petroleum Company             *           780            11,123
Cascade Natural Gas
  Corporation                                  1,289            28,448
Chesapeake Energy
  Corporation                                  9,343           137,529
Chesapeake Utilities
  Corporation                                  1,569            35,616

188              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                             Shares             Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
Cimarex Energy Company                *         1,646      $     49,759
Clayton Williams
  Energy, Inc.                        *           550            13,145
Cross Timbers Royalty Trust                       996            27,549
Dawson Geophysical
  Company                             *         1,200            26,124
Delta Natural Gas
  Company, Inc.                                   380             9,405
Delta Petroleum
  Corporation                         *         2,709            36,436
Denbury Resources, Inc.               *         2,233            46,781
Diamond Offshore
  Drilling, Inc.                                4,994           119,007
Encore Acquisition
  Company                             *         1,375            38,363
Energen Corporation                             1,322            63,443
Energy Partners Ltd.                  *         1,758            26,897
ENSCO International, Inc.                       5,530           160,923
Enterprise Products
  Partners LP                                   9,170           194,863
Equitable Resources, Inc.                       2,542           131,447
Evergreen Resources, Inc.             *         1,808            73,043
Exploration Company of
  Delaware, Inc. (The)                *         5,411            20,508
Forest Oil Corporation                *         2,038            55,678
Frontier Oil Corporation                        1,924            40,770
FX Energy, Inc.                       *         3,497            31,158
Giant Industries, Inc.                *         1,850            40,700
Global Industries Ltd.                *         4,499            25,734
GlobalSantaFe Corporation                       9,545           252,943
Grey Wolf, Inc.                       *         8,012            33,971
Hanover Compressor
  Company                             *         2,934            34,915
Headwaters, Inc.                      *         2,096            54,349
Helmerich & Payne, Inc.                         1,963            51,274
Holly Corporation                                 969            36,241
Houston Exploration
  Company                             *         1,353            70,140
Hugoton Royalty Trust                           1,875            42,863
Kaneb Services LLC                              1,002            28,266
Kerr-McGee Corporation                          2,213           118,997
Key Energy Services, Inc.             *         4,865            45,926
Laclede Group, Inc. (The)                       1,025            28,095
Magnum Hunter
  Resources, Inc.                     *         2,498            25,929
Markwest Hydrocarbon, Inc.                        978            11,492
McMoRan Exploration
  Company                             *         1,060            16,515
MDU Resources Group, Inc.                       4,606           110,682
Mercury Air Group, Inc.               *           747             3,959
Meridian Resource
  Corporation                         *         2,950            20,473
Mission Resources
  Corporation                         *           917             5,227
Murphy Oil Corporation                          3,786           279,028
National Fuel Gas Company                       3,542            88,550
New Jersey Resources
  Corporation                                   1,121            46,611
Newfield Exploration
  Company                             *         2,174           121,179
Newpark Resources, Inc.               *         3,484            21,601
Noble Energy, Inc.                              2,296           117,096
Northwest Natural Gas
  Company                                       1,184            36,112
NUI Corporation                                 1,097            16,016
Oceaneering International,
  Inc.                                *         1,116            38,223

-----------------------------------------------------------------------
                                               Shares             Value
-----------------------------------------------------------------------
Oneok, Inc.                                     3,909      $     85,959
Parker Drilling Company               *         3,756            14,348
Patina Oil & Gas Corporation                    2,681            80,081
Patterson-UTI Energy, Inc.                      3,357           112,157
Penn Virginia Corporation                       1,000            36,110
Petroleum Development
  Corporation                         *         1,250            34,275
Piedmont Natural Gas
  Company                                       1,371            58,542
Pioneer Natural Resources
  Company                                       4,608           161,649
Plains Exploration &
  Production Company                  *         4,205            77,162
Plains Resources, Inc.                *         2,549            43,206
Pogo Producing Company                          2,298           113,521
Premcor, Inc.                         *         2,803           105,113
Pride International, Inc.             *         5,417            92,685
Prima Energy Corporation              *           624            24,692
Prolong International
  Corporation                         *        34,716            10,415
Questar Corporation                             3,976           153,633
Quicksilver Resources, Inc.           *         1,160            77,801
Remington Oil & Gas
  Corporation                         *         1,186            27,990
Resource America, Inc.
  Class A                                       1,287            30,373
SEACOR Holdings, Inc.                 *           984            43,227
SEMCO Energy, Inc.                              3,180            18,508
Smith International, Inc.             *         4,010           223,598
South Jersey Industries, Inc.                   1,007            44,308
Southern Union Company                *         3,056            64,420
Southwest Gas Corporation                       1,253            30,235
Southwestern Energy
  Company                             *         1,519            43,550
Spinnaker Exploration
  Company                             *         1,506            59,306
St. Mary Land & Exploration
  Company                                       1,132            40,356
Stone Energy Corporation              *           939            42,894
Superior Energy
  Services, Inc.                      *         2,900            29,145
Swift Energy Company                  *         1,142            25,193
Syntroleum Corporation                *         1,246             8,249
Tesoro Petroleum
  Corporation                         *         3,423            94,475
Tetra Technologies, Inc.              *           784            21,050
Tidewater, Inc.                                 2,011            59,928
Todco Class A                         *           993            15,362
Transmontaigne, Inc.                  *         2,979            16,027
UGI Corporation                                 1,680            53,928
Ultra Petroleum Corporation           *         3,042           113,558
Unit Corporation                      *         1,703            53,559
United Heritage Corporation           *         3,180             2,671
Varco International, Inc.             *         4,064            88,961
Vectren Corporation                             3,186            79,937
Veritas DGC, Inc.                     *         1,390            32,179
Vintage Petroleum, Inc.                         2,737            46,447
Wd-40 Company                                     950            28,443
Weatherford International
  Ltd.                                *         5,570           250,539
Western Gas Resources, Inc.                     2,848            92,503
WGL Holdings, Inc.                              2,316            66,516
W-H Energy Services, Inc.             *         1,378            27,009
Whiting Petroleum
  Corporation                         *         1,243            31,261
XTO Energy, Inc.                                9,366           279,013
                                                           ------------
                                                              7,087,861
                                                           ------------

                 See accompanying notes to financial statements.             189

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                             Shares             Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
Pharmaceuticals--5.4%
Aastrom Biosciences, Inc.             *         3,290      $      2,961
Abgenix, Inc.                         *         3,630            42,544
Able Laboratories, Inc.               *           820            16,859
Adolor Corporation                    *         1,928            24,447
Albany Molecular
  Research, Inc.                      *         1,371            17,727
Alexion Pharmaceuticals,
  Inc.                                *         1,108            20,609
Alfacell Corporation                  *         2,756            20,174
Alkermes, Inc.                        *         3,579            48,674
Alliance Pharmaceutical
  Corporation                         *           320               115
Allscripts Healthcare
  Solutions, Inc.                     *         2,300            18,032
Alpharma, Inc. Class A                          1,823            37,335
American Pharmaceutical
  Partners, Inc.                      *           657            19,960
Andrx Corporation                     *         3,036            84,795
Aphton Corporation                    *         1,416             5,664
Arena Pharmaceuticals, Inc.           *         1,439             7,857
ArQule, Inc.                          *           864             4,553
Atherogenics, Inc.                    *         1,604            30,524
AVANIR Pharmaceuticals
  Class A                             *         2,000             3,360
Avant Immunotherapeutics,
  Inc.                                *         6,670            17,742
Avax Technologies, Inc.               *         1,450               392
AVI BioPharma, Inc.                   *         2,400             5,856
Barr Pharmaceuticals, Inc.            *         4,176           140,731
Bentley Pharmaceuticals,
  Inc.                                *           711             9,769
BioMarin Pharmaceuticals,
  Inc.                                *         2,400            14,400
Biopure Corporation                   *         1,854             1,298
Bone Care International, Inc.         *           987            23,116
Boston Life Sciences, Inc.            *         3,622             3,727
Bradley Pharmaceuticals,
  Inc.                                *           591            16,489
Cambrex Corporation                             1,258            31,739
Cell Genesys, Inc.                    *         1,643            17,071
Cell Therapeutics, Inc.               *         1,391            10,252
Cellegy Pharmaceuticals,
  Inc.                                *         1,550             5,968
Cephalon, Inc.                        *         2,348           126,792
Charles River Laboratories
  International, Inc.                 *         1,995            97,496
Cima Labs, Inc.                       *           704            23,746
Collagenex
  Pharmaceuticals, Inc.               *         1,558            14,676
Columbia Laboratories, Inc.           *         1,820             6,297
Connetics Corporation                 *         1,619            32,704
Corgentech, Inc.                      *            38               613
Corixa Corporation                    *         2,578            12,039
Cubist Pharmaceuticals, Inc.          *         1,763            19,569
Cypress Bioscience, Inc.              *         1,561            21,433
Cytogen Corporation                   *           755            12,005
CytRx Corporation                     *         4,200             4,704
D&K Healthcare
  Resources, Inc.                               1,138            13,656
Dendreon Corporation                  *         2,719            33,308
Diagnostic Products
  Corporation                                   1,264            55,540
Digene Corporation                    *           726            26,521
Discovery Laboratories, Inc.          *         2,566            24,608
Durect Corporation                    *         6,160            21,498

-----------------------------------------------------------------------
                                               Shares             Value
-----------------------------------------------------------------------
Emisphere Technologies,
  Inc.                                *           772      $      3,165
Encysive Pharmaceuticals,
  Inc.                                *         2,129            18,097
Endo Pharmaceuticals
  Holdings, Inc.                      *         5,536           129,819
Eon Labs, Inc.                        *         3,664           149,968
Epimmune, Inc.                        *         1,000             1,700
EPIX Medical, Inc.                    *           961            20,277
Exegencis, Inc.                       *         2,378             1,736
Eyetech Pharmaceuticals,
  Inc.                                *            60             2,575
First Horizon
  Pharmaceutical
  Corporation                         *         1,614            30,505
Genaera Corporation                   *         4,787            20,105
Genelabs Technologies, Inc.           *         3,606             8,330
Genentech, Inc.                       *        19,610         1,102,082
Genta, Inc.                           *         2,971             7,428
Geron Corporation                     *         1,370            11,083
Gilead Sciences, Inc.                 *         8,526           571,242
GTC Biotherapeutics, Inc.             *         3,988             6,261
GTx, Inc.                             *           200             2,082
Guilford Pharmaceuticals,
  Inc.                                *           924             4,389
Hemispherx Biopharma, Inc.            *         4,821            16,584
Henry Schein, Inc.                    *         1,826           115,294
Heska Corporation                     *         4,463             5,400
Hi-Tech Pharmacal
  Company, Inc.                       *           576             9,412
Hollis-Eden Pharmaceuticals           *           954            11,496
Human Genome
  Sciences, Inc.                      *         5,278            61,383
Idexx Laboratories, Inc.              *         1,569            98,753
Ilex Oncology, Inc.                   *         1,883            47,056
ImClone Systems, Inc.                 *         3,034           260,287
Immtech International, Inc.           *           681             8,404
Immucor, Inc.                         *           942            30,662
Immune Response
  Corporation (The)                   *         4,732             5,773
ImmunoGen, Inc.                       *         1,323             8,084
Impax Laboratories, Inc.              *         2,576            49,923
Indevus Pharmaceuticals,
  Inc.                                *         3,237            19,908
InKine Pharmaceutical
  Company, Inc.                       *         4,478            17,330
Inspire Pharmaceuticals,
  Inc.                                *         1,370            22,906
InterMune, Inc.                       *         1,586            24,456
Inverness Medical
  Innovations, Inc.                   *           881            19,294
Invitrogen Corporation                *         2,122           152,763
Ivax Corporation                      *         8,035           192,760
KOS Pharmaceuticals, Inc.             *         1,370            45,169
KV Pharmaceutical
  Company Class A                     *         2,180            50,336
Large Scale Biology
  Corporation                         *           852             1,176
Ligand Pharmaceuticals,
  Inc. Class B                        *         2,979            51,775
Lynx Therapeutics, Inc.               *         2,017             4,639
Martek Biosciences
  Corporation                         *         1,149            64,539
Medarex, Inc.                         *         3,092            22,541
Medicines Company                     *         2,018            61,569
Medicis Pharmaceutical
  Corporation Class A                           2,422            96,759
Medifast, Inc.                        *           734             3,898
Meridian Bioscience, Inc.                       2,415            26,756

190              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                             Shares             Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
MGI Pharma, Inc.                      *         2,944      $     79,517
Millennium
  Pharmaceuticals, Inc.               *        12,456           171,893
MIM Corporation                       *         1,096             9,535
Miravant Medical
  Technologies                        *         4,544             7,316
Nabi Biopharmaceuticals               *         1,996            28,383
Nastech Pharmaceutical
  Company, Inc.                       *         1,500            15,300
Natrol, Inc.                          *         1,145             3,263
NBTY, Inc.                            *         2,665            78,324
NeoRx Corporation                     *         2,381             5,953
Neose Technologies, Inc.              *           705             5,873
Neurobiological
  Technologies                        *         3,137            11,764
Neurocrine Biosciences, Inc.          *         1,479            76,686
Novavax, Inc.                         *         1,550             8,355
Noven Pharmaceuticals, Inc.           *         1,350            29,727
NPS Pharmaceuticals, Inc.             *         1,660            34,860
Nu Skin Enterprises, Inc.
  Class A                                       3,019            76,441
Nuvelo, Inc.                          *         1,150            11,063
Omnicare, Inc.                                  4,277           183,098
Onyx Pharmaceuticals, Inc.            *         1,495            63,328
OraSure Technologies, Inc.            *         1,688            16,424
Ortec International, Inc.             *         2,273             5,342
OSI Pharmaceuticals, Inc.             *         1,623           114,324
Pain Therapeutics, Inc.               *         1,319            10,631
Palatin Technologies, Inc.            *         2,104             8,858
Par Pharmaceutical
  Companies, Inc.                     *         1,362            47,956
Parexel International
  Corporation                         *         1,154            22,849
Penwest Pharmaceuticals
  Company                             *           930            11,913
Peregrine Pharmaceuticals,
  Inc.                                *         9,115            13,399
Perrigo Company                                 2,923            55,449
Pharmacopeia Drug
  Discovery, Inc.                     *           573             3,255
Pharmacyclics, Inc.                   *         1,701            17,299
Pozen, Inc.                           *         1,015             6,943
Praecis Pharmaceuticals,
  Inc.                                *         1,838             6,984
Priority Healthcare
  Corporation Class B                 *         1,846            42,366
Progenics Pharmeceuticals,
  Inc.                                *           793            13,354
Protein Design Labs, Inc.             *         3,841            73,478
Regeneron Pharmaceuticals,
  Inc.                                *         2,632            27,715
Salix Pharmaceuticals Ltd.            *         1,046            34,466
Sciclone Pharmaceuticals,
  Inc.                                *         1,700             8,687
Sepracor, Inc.                        *         3,676           194,460
Serologicals Corporation              *         1,094            21,869
SIGA Technologies, Inc.               *         4,650             6,510
Sirna Therapeutics, Inc.              *         4,258            12,519
SuperGen, Inc.                        *         1,339             8,637
Tanox, Inc.                           *         1,721            32,819
Tapestry Pharmaceuticals,
  Inc.                                *         5,222             9,452
Targeted Genetics
  Corporation                         *         6,268             9,966
Third Wave Technologies,
  Inc.                                *         3,907            17,542
Titan Pharmaceuticals, Inc.           *           744             2,001

-----------------------------------------------------------------------
                                               Shares             Value
-----------------------------------------------------------------------
United Therapeutics
  Corporation                         *           914      $     23,444
USANA Health
  Sciences, Inc.                      *         1,053            32,727
V.I. Technologies, Inc.               *         1,576             1,734
Valeant Pharmaceuticals
  International                                 3,474            69,480
Vaxgen, Inc.                          *         1,025            14,514
Vertex Pharmaceuticals, Inc.          *         3,256            35,295
Vicuron Pharmaceuticals,
  Inc.                                *         2,367            29,730
Vion Pharmaceuticals, Inc.            *         4,504            18,737
Viropharma, Inc.                      *           662             1,185
XOMA Ltd.                             *         4,977            22,297
Zymogenetics, Inc.                    *         2,343            44,517
                                                           ------------
                                                              7,001,680
                                                           ------------
Real Estate--6.2%
Acadia Realty Trust REIT                        1,319            18,123
Affordable Residential
  Communities REIT                                950            15,770
Agree Realty Corporation REIT                   1,225            30,993
Alexander's, Inc. REIT                *           362            60,722
Alexandria Real Estate
  Equities, Inc. REIT                           1,173            66,603
AMB Property Corporation
  REIT                                          3,650           126,400
American Financial Realty
  Trust REIT                                    2,835            40,512
American Land Lease,
  Inc. REIT                                     1,829            34,495
American Mortgage
  Acceptance Corporation
  REIT                                          3,232            44,343
AMLI Residential Properties
  Trust REIT                                    1,544            45,301
Annaly Mortgage
  Management, Inc. REIT                         3,841            65,143
Anthracite Capital, Inc. REIT                   1,100            13,178
Archstone-Smith Trust REIT                      7,980           234,053
Arden Realty, Inc. REIT                         2,640            77,642
Arizona Land Income
  Corporation REIT Class A                      1,050             4,935
Avalonbay Communities,
  Inc. REIT                                     3,116           176,116
Bedford Property
  Investors REIT                                1,507            44,065
Boston Properties, Inc. REIT                    3,901           195,362
Brandywine Realty Trust REIT                    1,680            45,679
BRE Properties Class A REIT                     1,713            59,527
BRT Realty Trust REIT                             916            17,862
California Coastal
  Communities, Inc.                   *         1,028            20,548
Camden Property Trust REIT                      1,927            88,257
Capital Alliance Income Trust
  Ltd. REIT                                       799            13,351
Capital Automotive REIT                         1,617            47,427
Capstead Mortgage
  Corporation REIT                              2,400            32,280
CarrAmerica Realty
  Corporation REIT                              2,346            70,920
Catellus Development
  Corporation REIT                              4,011            98,871
CBL & Associates Properties,
  Inc. REIT                                     1,274            70,070
Cedar Shopping Centers,
  Inc. REIT                                       583             6,699
Centerpoint Properties
  Trust REIT                                      893            68,538

                 See accompanying notes to financial statements.             191

June 30, 2004 (Unaudited)

-------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                               Shares             Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Chelsea Property Group,
  Inc. REIT                                       1,861      $    121,374
Colonial Properties Trust REIT                    1,324            51,014
Commercial Net Lease
  Realty REIT                                     2,357            40,540
Cornerstone Realty Income
  Trust, Inc. REIT                                2,475            21,706
Correctional Properties
  Trust REIT                                        857            25,067
Cousins Properties, Inc. REIT                     2,338            77,037
Crescent Real Estate EQT
  Company REIT                                    4,528            72,991
Developers Diversified Realty
  Corporation REIT                                3,534           124,998
Duke Realty Corporation REIT                      5,610           178,454
Eastgroup Properties, Inc. REIT                   1,538            51,784
Entertainment Properties
  Trust REIT                                        749            26,769
Equity Inns, Inc. REIT                            3,265            30,332
Equity One, Inc. REIT                             2,619            47,352
Essex Property Trust, Inc. REIT                     807            55,158
Federal Realty Investment
  Trust REIT                                      1,811            75,319
FelCor Lodging Trust,
  Inc. REIT                             *         3,135            37,934
First Industrial Realty Trust,
  Inc. REIT                                       1,600            59,008
Forest City Enterprises, Inc.
  Class A                                         1,954           103,562
General Growth Properties,
  Inc. REIT                                       8,500           251,345
Getty Realty Corporation REIT                     1,748            43,980
Glenborough Realty Trust,
  Inc. REIT                                       2,112            38,755
Glimcher Realty Trust REIT                        1,585            35,060
Grubb and Ellis Company                 *           653             1,299
Health Care Property
  Investors, Inc. REIT                            5,334           128,229
Health Care REIT, Inc.                            1,825            59,313
Healthcare Realty Trust,
  Inc. REIT                                       1,881            70,500
Heritage Property Investment
  Trust REIT                                      2,052            55,527
Highwoods Properties,
  Inc. REIT                                       2,393            56,236
HMG Courtland Properties
  REIT                                  *         1,450            14,065
Home Properties, Inc. REIT                        1,391            54,221
Hospitality Properties
  Trust REIT                                      2,924           123,685
Host Marriott Corporation
  REIT                                  *        12,307           152,115
HRPT Properties Trust REIT                        5,413            54,184
IMPAC Mortgage Holdings,
  Inc. REIT                                       2,188            49,274
Innkeepers USA Trust REIT                         2,015            20,775
iStar Financial, Inc. REIT                        4,332           173,280
Jones Lang Lasalle, Inc.                *         1,711            46,368
Kimco Realty Corporation REIT                     4,348           197,834
Koger Equity, Inc. REIT                           1,998            46,194
Kramont Realty Trust REIT                         1,614            25,824
Lexington Corporate
  Properties Trust REIT                           1,400            27,874
Liberty Property Trust REIT                       3,172           127,546
LNR Property Corporation                            893            48,445
Mack-Cali Realty Corporation
  REIT                                            2,488           102,953
Maguire Properties, Inc. REIT                     1,200            29,724

-------------------------------------------------------------------------
                                                 Shares             Value
-------------------------------------------------------------------------
Manufactured Home
  Communities REIT                                1,140      $     37,837
Mid-America Apartment
  Communities, Inc. REIT                          1,240            46,984
Mills Corporation (The) REIT                      2,070            96,669
Mission West Properties REIT                      1,418            17,172
Monmouth Capital
  Corporation                                     2,974            17,814
Monmouth Class A REIT                             2,978            23,199
National Health Investors,
  Inc. REIT                                       2,098            57,045
Nationwide Health Properties,
  Inc. REIT                                       2,362            44,642
New Plan Excel Realty
  Trust REIT                                      4,341           101,406
Newcastle Investment
  Corporation REIT                                1,115            33,394
Novastar Financial, Inc. REIT                       951            36,100
Pan Pacific Retail Properties,
  Inc. REIT                                       1,420            71,738
Parkway Properties, Inc. REIT                       987            43,872
PMC Commercial Trust REIT                         2,835            40,824
Post Properties, Inc. REIT                        1,638            47,748
Prentiss Properties Trust REIT                    1,864            62,481
Prime Group Realty
  Trust REIT                            *         2,229            11,769
Public Storage, Inc. REIT                         5,098           234,559
RAIT Investment Trust REIT                          992            24,453
Rayonier, Inc. REIT                               2,225            98,901
Realty Income
  Corporation REIT                                1,470            61,343
Redwood Trust, Inc. REIT                          1,009            56,181
Regency Centers
  Corporation REIT                                2,546           109,223
Senior Housing Properties
  Trust REIT                                      2,216            37,207
Shurgard Storage Centers,
  Inc. REIT Class A                               1,601            59,877
SL Green Realty
  Corporation REIT                                1,736            81,245
SonomaWest Holdings, Inc.               *         1,700            16,720
Sovran Self Storage, Inc. REIT                    1,269            48,450
St. Joe Company (The)                             2,787           110,644
Stewart Enterprises, Inc.
  Class A                               *         4,116            33,504
Summit Properties, Inc. REIT                      1,265            32,435
Sun Communities, Inc. REIT                        1,061            39,947
Taubman Centers, Inc. REIT                        2,084            47,703
Thornburg Mortgage, Inc. REIT                     2,429            65,462
Town & Country Trust, REIT                        1,291            32,585
Trammell Crow Company                   *         2,116            29,836
Trizec Properties, Inc. REIT                      6,114            99,414
U.S. Restaurant Properties,
  Inc. REIT                                       2,089            31,732
United Capital Corporation              *           690            11,751
United Dominion Realty
  Trust, Inc. REIT                                4,884            96,606
Ventas, Inc. REIT                                 3,214            75,047
Vornado Realty Trust REIT                         4,756           271,615
W.P. Carey & Company LLC                          1,593            47,440
Washington REIT                                   1,835            53,912
Weingarten Realty
  Investors REIT                                  3,474           108,667
                                                             ------------
                                                                7,975,942
                                                             ------------
Restaurants--1.1%
Angelo & Maxie's, Inc.                  *         2,544             2,430
Applebee's International, Inc.                    3,615            83,217
Aramark Corporation Class B                       4,064           116,881

192              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                              Shares             Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Back Yard Burgers, Inc.                *         1,698      $      9,848
Bob Evans Farms, Inc.                            1,465            40,112
Brinker International, Inc.            *         3,735           127,438
CEC Entertainment, Inc.                *         1,614            47,629
CKE Restaurants, Inc.                  *         3,046            40,603
California Pizza Kitchen, Inc.         *           970            18,585
CBRL Group, Inc.                                 2,120            65,402
Cheesecake Factory (The)               *         2,296            91,358
Host America Corporation               *         1,308             7,168
IHOP Corporation                                 1,079            38,585
Jack in the Box, Inc.                  *         1,438            42,709
Krispy Kreme
  Doughnuts, Inc.                      *         2,574            49,138
Landry's Restaurants, Inc.                       1,254            37,482
Lone Star Steakhouse &
  Saloon, Inc.                                   1,125            30,589
O'Charley's, Inc.                      *         1,092            18,771
Outback Steakhouse, Inc.                         3,190           131,938
Papa John's
  International, Inc.                  *           806            23,809
PF Chang's China Bistro, Inc.          *         1,090            44,854
Rare Hospitality
  International, Inc.                  *         1,475            36,728
Red Robin Gourmet
  Burgers, Inc.                        *           693            18,967
Ruby Tuesday, Inc.                               2,817            77,327
Ryan's Restaurant
  Group, Inc.                          *         2,818            44,524
Schlotzsky's, Inc.                     *         2,169             4,425
Sonic Corporation                      *         2,487            56,579
Steak N Shake
  Company (The)                        *         1,268            23,103
Triarc Companies Class B                         2,886            29,351
                                                            ------------
                                                               1,359,550
                                                            ------------
Retailers--3.6%
1-800-FLOWERS.COM, Inc.                *         2,113            17,200
99 Cents Only Stores                   *         2,727            41,587
AC Moore Arts &
  Crafts, Inc.                         *           877            24,126
Action Performance
  Companies, Inc.                                  723            10,896
Advance Auto Parts, Inc.               *         2,990           132,098
Alloy, Inc.                            *         1,850            11,378
Amazon.Com, Inc.                       *        16,074           874,426
BJ's Wholesale Club, Inc.              *         2,859            71,475
Barnes & Noble, Inc.                   *         2,435            82,741
Bell Microproducts, Inc.               *         1,146             9,271
Big 5 Sporting Goods
  Corporation                          *         1,072            28,076
Blair Corporation                                  470            13,583
Bluefly, Inc.                          *         2,341             5,033
Bombay Company, Inc.
  (The)                                *         1,080             6,620
Borders Group, Inc.                              3,342            78,336
CSK Auto Corporation                   *         1,990            34,109
Casey's General Stores, Inc.                     1,609            29,445
Cash America
  International, Inc.                            1,901            43,723
Central Garden & Pet
  Company                              *           965            34,518
Coldwater Creek, Inc.                  *         1,209            32,002
Cost Plus, Inc.                        *         1,015            32,937
Dick's Sporting Goods, Inc.            *         1,242            41,421
Dollar Tree Stores, Inc.               *         4,391           120,445
Drugstore.Com, Inc.                    *         3,800            13,262
Duane Reade, Inc.                      *         1,200            19,596

------------------------------------------------------------------------
                                                Shares             Value
------------------------------------------------------------------------
Electronics Boutique
  Holdings Corporation                 *           992      $     26,129
Fastenal Company                                 3,219           182,936
Foot Locker, Inc.                                5,841           142,170
Fred's, Inc.                                     1,781            39,342
Galyans Trading
  Company, Inc.                        *           798            13,311
GameStop Corporation
  Class A                              *         1,111            16,909
GSI Commerce, Inc.                     *         1,470            14,156
Guitar Center, Inc.                    *         1,020            45,359
Hancock Fabrics, Inc.                            1,321            16,843
Haverty Furniture
  Companies, Inc.                                1,111            19,420
Hibbett Sporting Goods, Inc.           *           931            25,463
J. Jill Group, Inc. (The)              *         1,016            23,967
Jo-Ann Stores, Inc.                    *         1,266            37,220
Kenneth Cole Productions,
  Inc. Class A                                     956            32,762
Kirkland's, Inc.                       *           833             9,938
Kmart Holding Corporation              *         3,774           270,973
Linens 'N Things, Inc.                 *         1,904            55,806
Longs Drug Stores
  Corporation                                    1,758            41,963
MarineMax, Inc.                        *           800            22,944
Marvel Enterprises, Inc.               *         4,501            87,860
Men's Wearhouse, Inc.                  *         1,625            42,884
Michaels Stores, Inc.                            2,839           156,145
Movie Gallery, Inc.                              1,146            22,404
MSC Industrial Direct
  Company Class A                                1,782            58,521
Neiman-Marcus Group, Inc.
  Class A                                        1,882           104,733
Nitches, Inc.                                      950             6,337
O'Reilly Automotive, Inc.              *         2,097            94,784
Overstock.com, Inc.                    *           771            30,131
PC Connection, Inc.                    *           855             5,626
Petco Animal Supplies, Inc.            *           612            19,713
Petsmart, Inc.                                   5,984           194,181
Pier 1 Imports, Inc.                             3,003            53,123
Priceline.com, Inc.                    *         1,549            41,715
Restoration Hardware, Inc.             *         2,795            20,431
Retail Ventures, Inc.                  *         1,372            10,619
Rite Aid Corporation                   *        20,883           109,009
Saks, Inc.                                       5,812            87,180
Samsonite Corporation                  *         1,134             1,338
School Specialty, Inc.                 *           854            31,009
SCP Pool Corporation                             1,624            73,080
Sharper Image Corporation              *           649            20,372
Shopko Stores, Inc.                    *         1,850            26,159
Sports Authority, Inc. (The)           *         1,017            36,510
Stamps.com, Inc.                                 1,050            10,700
Stein Mart, Inc.                       *         2,251            36,601
Stride Rite Corporation                          2,389            26,351
Systemax, Inc.                         *         1,358             9,099
Trans World Entertainment
  Corporation                          *         1,932            19,359
Tuesday Morning
  Corporation                          *         1,816            52,664
Tweeter Home
  Entertainment Group, Inc.            *         1,129             6,097
Ultimate Electronics, Inc.             *           505             2,495
Valuevision Media, Inc.
  Class A                              *         1,742            22,681
Whitehall Jewellers, Inc.              *         2,300            17,204
Williams-Sonoma, Inc.                  *         4,878           160,779
Zale Corporation                       *         2,300            62,698
                                                            ------------
                                                               4,606,507
                                                            ------------

                 See accompanying notes to financial statements.             193

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                                     Shares              Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Telecommunications--0.0%
Superior Telecom, Inc.                     *++[delta]   2,014      $          --
                                                                   -------------
Telephone Systems--1.3%
Acceris Communications,
  Inc.                                     *              678                983
Adtran, Inc.                                            3,197            106,684
AirGate PCS, Inc.                          *            1,008             18,446
Alamosa Holdings, Inc.                     *            5,919             43,505
Alaska Communications
  Systems Group, Inc.                      *            2,850             17,385
Audiovox Corporation
  Class A                                  *            1,218             20,560
Brightpoint, Inc.                          *              874             12,018
Centennial Communications
  Corporation                              *            4,886             34,935
Choice One
  Communications, Inc.                                  1,779                374
Cincinnati Bell, Inc.                      *            9,266             41,141
Commonwealth Telephone
  Enterprises, Inc.                        *              877             39,263
CoSine Communications,
  Inc.                                     *              438              1,875
Covad Communications
  Group, Inc.                              *           13,041             31,298
Covista Communications,
  Inc.                                     *              992              2,579
D&E Communications, Inc.                                1,712             22,975
Deltathree, Inc.                           *            2,553              5,489
Dobson Communications
  Corporation Class A                      *            3,916             12,766
DSL.Net, Inc.                              *            1,850                574
Equinix, Inc.                              *              623             21,145
First Virtual
  Communications, Inc.                     *            5,059              6,121
Forgent Networks, Inc.                     *            1,350              1,836
General Communication
  Class A                                  *            2,517             19,985
Global Payments, Inc.                                   1,620             72,932
Goamerica, Inc.                            *              192                163
Hickory Tech Corporation                                  652              6,592
IDT Corporation                            *            1,379             24,863
Infonet Services
  Corporation Class B                      *            9,698             16,487
j2 Global
  Communications, Inc.                     *              807             22,435
LCC International, Inc.
  Class A                                  *            1,000              4,900
Leap Wireless
  International, Inc.                      *            1,628                 29
Level 3
  Communications, Inc.                     *           26,968             95,736
Lightbridge, Inc.                          *            1,288              7,213
Loral Space &
  Communications Ltd.
  (Bermuda)                                *            2,922                424
Mastec, Inc.                               *            2,049             11,126
McLeodUSA, Inc. Class A                    *            9,250              4,440
Net2Phone, Inc.                            *            1,324              5,998
Nextel Partners, Inc. Class A              *            7,446            118,540
Novatel Wireless, Inc.                     *              949             25,149
NTL, Inc.                                  *            3,592            206,971
Primus Telecommunications
  GP                                       *            4,516             22,941
Redback Networks, Inc.                     *            1,199              7,686

--------------------------------------------------------------------------------
                                                       Shares              Value
--------------------------------------------------------------------------------
Rural Cellular Corporation
  Class A                                  *            1,266      $      11,229
Savvis Communications
  Corporation                              *            6,126              8,454
SureWest Communications                                   644             20,350
Talk America Holdings, Inc.                *            1,398             10,723
Telecommunication
  Systems, Inc.                            *            1,200              6,816
Teleglobe International
  Holdings Ltd. (Bermuda)                  *            1,375              6,985
Telephone & Data
  Systems, Inc.                                         2,358            167,890
Time Warner Telecom, Inc.
  Class A                                  *            1,929              8,083
Triton PCS Holdings, Inc.
  Class A                                  *            2,699             11,768
Ubiquitel, Inc.                            *            4,079             17,213
US Cellular Corporation                    *            3,381            130,338
Visual Networks, Inc.                      *            6,068             18,386
West Corporation                           *            2,755             72,043
Western Wireless
  Corporation Class A                      *            3,263             94,333
Wireless Facilities, Inc.                  *            2,399             23,582
Z-Tel Technologies, Inc.                   *            5,680              7,668
                                                                   -------------
                                                                       1,732,423
                                                                   -------------
Textiles, Clothing & Fabrics--1.1%
Albany International
  Corporation Class A                                   1,437             48,226
Brown Shoe Company, Inc.                                  796             32,580
Coach, Inc.                                *            7,687            347,376
Collins & Aikman
  Corporation                              *            2,906             16,245
Columbia Sportswear
  Company                                  *            1,753             95,749
Culp, Inc.                                 *              888              6,909
Dickie Walker Marine, Inc.                 *            1,626              3,122
Genesco, Inc.                              *              921             21,763
Guess ?, Inc.                              *            1,775             28,578
Gymboree Corporation                       *            1,400             21,504
Innovo Group, Inc.                         *            3,158              3,600
JLM Couture, Inc.                          *            1,242              4,782
Kellwood Company                                        1,171             50,997
K-Swiss, Inc. Class A                                   1,476             29,830
Mohawk Industries, Inc.                    *            2,761            202,464
Mossimo, Inc.                              *            2,807             10,526
Mothers Work, Inc.                         *              600             12,342
Oxford Industries, Inc.                                   936             40,772
Penn Engineering &
  Manufacturing Corporation                               917             19,660
Phillips-Van Heusen
  Corporation                                           1,267             24,390
Polo Ralph Lauren Corporation                           3,233            111,377
Polymer Group Escrow                       ++[delta]    1,566                 --
Quaker Fabric Corporation                               2,550             19,658
Quiksilver, Inc.                           *            2,145             51,072
Russell Corporation                                     1,340             24,066
Sport-Haley, Inc.                          *            1,043              5,215
Steven Madden Ltd.                         *            1,062             21,208
Tag-It Pacific, Inc.                       *            1,335              5,767
Tarrant Apparel Group                      *            1,107              1,550
Timberland Company
  Class A                                  *            1,486             95,981
Warnaco Group, Inc. (The)                  *            2,200             46,794
Wolverine World Wide, Inc.                              1,726             45,308
                                                                   -------------
                                                                       1,449,411
                                                                   -------------

194              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund                             Shares             Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
Transportation--2.0%
Alexander & Baldwin, Inc.                       1,466      $     49,038
Allied Holdings, Inc.                 *           245             1,056
Arctic Cat, Inc.                                1,198            32,981
Arkansas Best Corporation                         903            29,727
Boyd Brothers Transportation                    1,756            12,204
C.H. Robinson Worldwide, Inc.                   3,286           150,630
CNF, Inc.                                       1,820            75,639
Expeditors International
  Washington, Inc.                              4,387           216,762
Fleetwood Enterprises, Inc.           *         1,750            25,463
Florida East Coast Industries                   1,693            65,434
Forward Air Corporation               *           955            35,717
GATX Corporation                                2,367            64,382
General Maritime
  Corporation                         *         1,847            50,682
Genesee & Wyoming, Inc.
  Class A                             *         1,051            24,909
Gulfmark Offshore, Inc.               *         1,000            15,780
Heartland Express, Inc.                         2,111            57,757
JB Hunt Transport
  Services, Inc.                                3,167           122,183
Kansas City Southern                  *         2,514            38,967
Kirby Corporation                     *         1,179            45,863
Laidlaw International, Inc.           *         3,750            48,600
Landstar System, Inc.                 *         1,128            59,637
Maritrans, Inc.                                 1,330            20,017
Old Dominion Freight
  Line, Inc.                          *         1,189            35,052
OMI Corporation                                 3,825            45,518
Orbitz, Inc. Class A                  *           655            14,161
Overnite Corporation                            1,257            36,956
Overseas Shipholding Group                      1,588            70,078
P.A.M. Transportation
  Services, Inc.                      *           339             6,475
Pacer International, Inc.             *         1,665            30,803
Pegasus Solutions, Inc.               *         1,147            15,060
Polaris Industries, Inc.                        1,860            89,280
Quality Distribution, Inc.            *           914            10,081
RailAmerica, Inc.                     *         1,527            22,294
Royal Caribbean Cruises Ltd.                    8,309           360,694
SCS Transportation, Inc.              *           902            23,804
Sirva, Inc.                           *           517            11,891
Swift Transportation
  Company, Inc.                       *         3,649            65,500
Thor Industries, Inc.                           2,521            84,353
Trinity Industries, Inc.                        2,034            64,661
United Defense
  Industries, Inc.                    *         2,189            76,615
USF Corporation                                 1,137            39,943
Wabtec Corporation                              1,737            31,335
Werner Enterprises, Inc.                        2,916            61,528
West Marine, Inc.                     *           803            21,561
Yellow Roadway
  Corporation                         *         1,919            76,491
                                                           ------------
                                                              2,537,562
                                                           ------------
Water Companies--0.1%
American States Water
  Company                                         920            21,381
Aqua America, Inc.                              3,247            65,102
California Water Service
  Group                                           965            26,586

-----------------------------------------------------------------------
                                               Shares             Value
-----------------------------------------------------------------------
Connecticut Water
  Service, Inc.                                   500      $     12,830
Pico Holdings, Inc.                   *         1,150            21,987
SJW Corporation                                   506            17,204
                                                           ------------
                                                                165,090
                                                           ------------
TOTAL COMMON STOCKS
 (Cost $88,434,108)                                         127,818,264
                                                           ------------

---------------------------------------------------------
  Coupon         Maturity
   Rate            Date                Face         Value
---------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.1%
---------------------------------------------------------
U.S. Treasury Bills--0.1%
U.S. Treasury Bill
  1.260%        09/30/2004    **
  (Cost $99,682)                 $  100,000        99,682
                                             ------------

---------------------------------------------------------
CASH EQUIVALENTS--20.3%
---------------------------------------------------------
Institutional Money Market Funds--1.2%
Merrill Lynch Premier Institutional Fund
  1.168%        07/01/2004    +     589,417       589,417
Merrimac Cash Fund-Premium Class
  1.112%        07/01/2004    +     866,936       866,936
                                             ------------
                                                1,456,353
                                             ------------
Bank & Certificate Deposits/Offshore
Time Deposits--11.8%
Bank of America
  1.500%        07/21/2004    +     394,062       394,062
Bank of America
  1.100%        07/07/2004    +     919,478       919,478
Bank of America
  1.080%        07/19/2004    +     262,707       262,707
Bank of Montreal
  1.200%        07/23/2004    +     427,771       427,771
Bank of Nova Scotia
  1.200%        07/14/2004    +     131,354       131,354
Bank of Nova Scotia
  1.040%        07/06/2004    +   1,050,832     1,050,832
BNP Paribas
  1.080%        07/02/2004    +   1,050,832     1,050,832
BNP Paribas
  1.080%        07/29/2004    +     919,478       919,478
Branch Banker & Trust
  1.080%        07/14/2004    +     394,062       394,062
Canadian Imperial Bank of Commerce
  1.445%        11/04/2004    +     525,416       525,416
Caylon
  1.340%        08/24/2004    +     262,707       262,707
Den Danske Bank
  1.080%        07/02/2004    +     788,124       788,124
Den Danske Bank
  1.030%        07/02/2004    +   1,313,540     1,313,540
Fairway Finance
  1.281%        07/26/2004    +     525,416       525,416
Fortis Bank
  1.290%        09/03/2004    +     131,354       131,354
Fortis Bank
  1.190%        07/14/2004    +     656,770       656,770
Govco, Inc.
  1.252%        08/02/2004    +     131,354       131,354
Greyhawk Funding
  1.121%        07/13/2004    +     788,124       788,124

                See accompanying notes to financial statements.              195

June 30, 2004 (Unaudited)

------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
------------------------------------------------------------
  Coupon         Maturity
   Rate            Date                Face            Value
------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
------------------------------------------------------------
HBOS Halifax Bank of Scotland
  1.300%        09/03/2004    +  $  131,354     $    131,354
Jupiter Securitization Corporation
  1.071%        07/02/2004    +     262,707          262,707
Prefco
  1.111%        07/07/2004    +     656,770          656,770
Royal Bank of Scotland
  1.150%        08/10/2004    +     394,062          394,062
Royal Bank of Scotland
  1.050%        07/07/2004    +     656,770          656,770
Sheffield Receivables Corporation
  1.241%        07/20/2004    +     292,364          292,364
Toronto Dominion Bank
  1.090%        08/02/2004    +     656,770          656,770
Wells Fargo
  1.250%        07/23/2004    +     919,478          919,478
Wells Fargo
  1.190%        07/14/2004    +     656,770          656,770
                                                ------------
                                                  15,300,426
                                                ------------
Floating Rate Instruments/Master Notes--7.3%
Bear Stearns & Company
  1.635%        09/08/2004    +     262,707          262,707
Bear Stearns & Company
  1.635%        12/15/2004    +     262,707          262,707
Credit Suisse First Boston Corporation
  1.540%        07/01/2004    +   1,313,540        1,313,540
Goldman Sachs Group, Inc.
  1.540%        07/01/2004    +   2,233,017        2,233,017
Goldman Sachs Group, Inc.
  1.240%        07/02/2004    +     788,124          788,124
Goldman Sachs Group, Inc.
  1.230%        07/29/2004    +     525,416          525,416
Merrill Lynch & Company, Inc.
  1.540%        07/01/2004    +   2,206,746        2,206,746
Morgan Stanley
  1.580%        12/10/2004    +     919,478          919,478
Morgan Stanley
  1.580%        03/16/2005    +     315,249          315,249
Morgan Stanley
  1.550%        09/10/2004    +     656,770          656,770
                                                ------------
                                                   9,483,754
                                                ------------
TOTAL CASH EQUIVALENTS
  (Cost $26,240,533)                              26,240,533
                                                ------------

------------------------------------------------------------------------------
                                                         Face            Value
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.1%
------------------------------------------------------------------------------
IBT Repurchase
  Agreement dated
  06/30/2004 due
  07/01/2004, with a
  maturity value of
  $1,479,672 and an
  effective yield of
  0.60% collateralized
  by a U.S. Government
  Obligation with a rate of
  4.50%, maturity date of
  09/25/2023 and a market
  value of $1,553,630.                             $1,479,647     $  1,479,647
                                                                  ------------
TOTAL INVESTMENTS^--120.2%
 (Cost $116,253,970)                                               155,638,126
Other assets less liabilities--(20.2%)                             (26,120,839)
                                                                  ------------
NET ASSETS--100.0%                                                $129,517,287
                                                                  ============

Notes to the Schedule of Investments:

REIT    Real Estate Investment Trust
*       Non-income producing security.
**      Security has been pledged as collateral for futures contracts.
++ Security valued at fair value as determined by policies approved by the board of directors.
+       Represents collateral received from securities lending transactions.
[delta] Security has no market value at 6/30/2004.
^       Fund has Securities on loan. See Note 6.


196              See accompanying notes to financial statements.

Schedule of Investments
June 30, 2004 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund                               Shares            Value
-----------------------------------------------------------------------
COMMON STOCKS--97.8%
-----------------------------------------------------------------------
Australia--4.4%
Alumina Ltd.                                     7,448      $    27,325
Amcor Ltd.                                       5,719           27,698
AMP Ltd.                                        11,740           51,637
Ansell Ltd.                                        844            4,539
Aristocrat Leisure Ltd.                          2,158            7,257
Australia & New Zealand
  Banking Group Ltd.                            11,429          145,170
Australian Gas Light
  Company Ltd.                                   2,730           23,010
Australian Stock
  Exchange Ltd.                                    525            5,669
AXA Asia Pacific Holdings Ltd.                   5,067           11,830
BHP Billiton Ltd.                               23,742          206,709
BHP Steel Ltd.                                   4,968           23,267
Boral Ltd.                                       3,514           15,773
Brambles Industries Ltd.                         5,967           24,877
Centro Properties Group                          3,738           10,337
Coca-Cola Amatil Ltd.                            2,651           12,765
Cochlear Ltd.                                      439            6,930
Coles Myer Ltd.                                  6,792           40,540
Commonwealth Bank of
  Australia                                      7,977          180,585
Commonwealth Property
  Office Fund                                    9,253            7,394
Computershare Ltd.                               2,776            6,134
CSL Ltd.                                         1,238           19,183
CSR Ltd.                                         4,937            7,616
Deutsche Office Trust                            6,217            4,968
Foster's Group Ltd.                             12,487           40,953
Futuris Corporation Ltd.                         4,426            4,859
Gandel Retail Trust                              9,119            8,807
General Property Trust                          12,939           31,377
Harvey Norman Holdings Ltd.                      2,644            5,181
Iluka Resources Ltd.                             1,488            4,673
ING Industrial Fund                              5,066            6,336
Insurance Australia Group Ltd.                  10,520           36,549
Investa Property Group                           8,651           11,722
John Fairfax Holdings Ltd.                       5,537           14,351
Leighton Holdings Ltd.                             809            5,110
Lend Lease Corporation Ltd.                      2,256           16,115
Lion Nathan Ltd.                                 1,979            9,323
Macquarie Bank Ltd.                              1,290           30,369
Macquarie Goodman
  Industrial Trust                              10,253           11,969
Macquarie Infrastructure
  Group                                         11,979           27,468
Mayne Group Ltd.                                 4,793           11,357
Mirvac Group                                     4,811           14,375
National Australia Bank Ltd.                     9,528          197,557
Newcrest Mining Ltd.                             2,166           20,740
News Corporation Ltd.                            8,430           74,274
OneSteel Ltd.                                    2,428            4,201
Orica Ltd.                                       1,729           18,141
Origin Energy Ltd.                               4,286           16,797
Pacific Brands Ltd.                    *         4,298            7,974
PaperlinX Ltd.                                   2,432            8,196
Patrick Corporation Ltd.                         3,051           11,321
Perpetual Trustees
  Australia Ltd.                                   289            9,436
Publishing & Broadcasting Ltd.                     938            8,375
QBE Insurance Group Ltd.                         4,130           36,733
Rinker Group Ltd.                                5,801           32,448
Rio Tinto Ltd.                                   1,935           48,336
Santos Ltd.                                      3,595           17,311
Sonic Healthcare Ltd.                            1,750           11,090

-----------------------------------------------------------------------
                                                Shares            Value
-----------------------------------------------------------------------
Southcorp Ltd.                         *         3,547      $     7,739
Stockland                                        7,774           27,981
Suncorp-Metway Ltd.                              3,334           32,896
TAB Ltd.                                         3,076           10,516
Tabcorp Holdings Ltd.                            2,614           25,865
Telstra Corporation Ltd.                        13,498           47,177
Toll Holdings Ltd.                               1,572           11,709
Transurban Group                                 3,694           12,500
Wesfarmers Ltd.                                  2,445           49,948
Westfield Holdings Ltd.                          2,620           28,036
Westfield Trust                                 13,942           42,722
Westpac Banking Corporation                     11,240          137,458
WMC Resources Ltd.                               6,823           23,326
Woodside Petroleum Ltd.                          2,896           33,545
Woolworths Ltd.                                  6,360           50,379
                                                            -----------
                                                              2,226,834
                                                            -----------
Austria--0.3%
Bank Austria Creditanstalt AG                      234           13,732
Boehler-Uddeholm                                    48            3,986
Erste Bank der
  Oesterreichischen
  Sparkassen AG                                    189           29,707
Flughafen Wien AG                                   67            3,867
IMMOFINANZ Immobilien
  Anlagen AG                           *         1,708           13,829
Mayr-Melnhof Karton AG                              31            4,001
OMV AG                                              76           14,806
RHI AG                                 *           126            2,840
Telekom Austria AG                               1,765           26,969
VA Technologie AG                      *            93            5,240
Verbund-Oesterreichische
  Elektrizitaetswirtschafts AG
  Class A                                           29            5,104
Voestalpine AG                                     221           10,897
Wienerberger AG                                    407           14,177
                                                            -----------
                                                                149,155
                                                            -----------
Belgium--1.1%
Agfa Gevaert NV                                    525           13,033
Barco NV                                            80            7,217
Bekaert SA                                         118            6,803
Belgacom SA                            *           958           29,182
Cofinimmo                                           39            5,275
Colruyt SA                                         113           13,964
Compagnie Maritime Belge SA                         39            4,736
Delhaize Group                                     437           22,373
Dexia                                            4,072           67,622
D'ieteren NV                                        21            4,433
Electrabel SA                                      169           54,217
Fortis                                           7,393          163,818
Groupe Bruxelles Lambert SA                        453           28,983
Interbrew                                          916           29,163
KBC Bancassurance Holding                          679           39,094
Mobistar S.A.                          *           148            9,226
Omega Pharma SA                                    155            7,860
Solvay SA                                          395           32,269
UCB SA                                             531           24,748
Umicore                                            156            9,829
                                                            -----------
                                                                573,845
                                                            -----------
Bermuda--0.1%
Cheung Kong Infrastructure
  Holdings Ltd.                                  3,000            7,231
Frontline Ltd.                                     265            9,101
Kerry Properties Ltd.                            2,000            3,039
Orient Overseas
  International Ltd.                             1,000            2,955

                 See accompanying notes to financial statements.             197

June 30, 2004 (Unaudited)

------------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund                                Shares            Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
SCMP Group Ltd.                                   8,000      $     3,180
Ship Finance International Ltd.                      66              987
SmarTone
  Telecommunications
  Holdings Ltd.                                     500              548
Yue Yuen Industrial Holdings                      3,500            8,503
                                                             -----------
                                                                  35,544
                                                             -----------
Cayman Islands--0.0%
ASM Pacific Technology Ltd.                       1,000            3,750
Kingboard Chemicals Holdings
  Company Ltd.                                    2,000            3,474
                                                             -----------
                                                                   7,224
                                                             -----------
Denmark--0.7%
AP Moller-Maersk A/S                                  7           48,155
Bang & Olufsen A/S Class B                           79            4,348
Coloplast AS Class B                                 87            8,208
Danisco A/S                                         352           18,161
Danske Bank A/S                                   2,862           67,855
DSV DE Sammenslut
  Vogn A/S                                          131            6,265
FLS Industries AS Class B               *           149            2,099
GN Store Nord                                     1,531           13,541
Group 4 Falck AS                                    519           13,346
H. Lundbeck AS                                      367            7,995
ISS A/S                                             305           15,087
Kobenhavns Lufthavne                                 36            5,248
NKT Holding A/S                                      59            1,198
Novo Nordisk A/S Class B                          1,623           83,605
Novozymes A/S Class B                               334           15,072
Ostasiatiske Kompagni                               121            5,609
TDC A/S                                             801           26,043
Topdanmark AS                           *           128            7,568
Vestas Wind Systems A/S                 *         1,166           17,141
William Demant Holding                  *           148            5,600
                                                             -----------
                                                                 372,144
                                                             -----------
Finland--1.4%
Amer Group                                          123            6,409
Elisa Oyj Class A                       *           811           10,861
Fortum Oyj                                        2,100           26,846
KCI Konecranes Oyj                                   99            3,676
Kesko OYJ Class B                                   282            5,596
Kone OYJ Class B                                    252           15,242
Metso Oyj                                           602            7,623
Nokia OYJ                                        30,291          437,388
Nokian Renkaat OYJ                                   55            5,362
Orion-Yhtymae OY Class B                            276            7,090
Outokumpu OYJ                                       519            8,309
Pohjola Group PLC Class D                           243            2,503
Rautaruukki OYJ                                     540            4,359
Sampo Oyj                                         1,724           16,750
Stora Enso Oyj Class R                            3,835           52,061
Tietoenator Oyj                                     503           15,279
UPM-Kymmene Oyj                                   3,287           62,590
Uponor Oyj                                          163            5,368
Wartsila Oyj Class B                                208            4,660
                                                             -----------
                                                                 697,972
                                                             -----------
France--8.9%
Accor SA                                          1,176           49,668
Air France                                          754           12,861
Air Liquide                                         697          115,324
Alcatel SA                              *         7,736          119,428
Alstom                                  *         6,264            7,016

------------------------------------------------------------------------
                                                 Shares            Value
------------------------------------------------------------------------
Atos Origin                             *           282      $    18,128
Autoroutes du Sud
  de la France                                      469           18,638
Aventis SA                                        4,196          316,990
AXA                                               8,437          185,924
BNP Paribas                                       5,138          316,216
Bouygues SA                                       1,237           41,446
Business Objects SA                     *           411            9,222
Cap Gemini SA                           *           767           30,807
Carrefour SA                                      3,624          175,959
Casino Guichard
  Perrachon SA                                      202           18,236
Cie de Saint-Gobain                               1,946           97,068
Cie Generale D'Optique
  Essilor International SA                          603           39,387
CNP Assurances                                      213           12,367
Credit Agricole SA                                4,155          101,174
Dassault Systemes SA                                398           18,467
France Telecom SA                                 7,058          184,065
Gecina SA                                           154           12,112
Groupe Danone                                     1,484          129,545
Hermes International                                 54           10,789
Imerys SA                                           212           12,363
Klepierre                                           132            9,032
LVMH Moet Hennessy Louis
  Vuitton SA                                      1,552          112,334
Lafarge SA                                        1,073           95,757
Lagardere S.C.A.                                    780           48,765
L'Oreal SA                                        1,925          153,863
Michelin (C.G.D.E.) Class B                         893           49,414
Pernod-Ricard                                       329           42,099
Peugeot SA                                        1,103           61,465
Pinault-Printemps-
  Redoute SA                                        416           42,772
Publicis Groupe                                     664           19,669
Renault SA                                        1,175           89,553
Sagem SA                                            128           14,291
Sanofi-Synthelabo SA                              2,258          143,229
Schneider Electric SA                             1,339           91,456
Societe BIC SA                                      239           10,644
Societe Generale Class A                          2,076          176,548
Societe Television Francaise(1)                     693           21,844
Sodexho Alliance SA                                 563           14,847
Suez SA                                           5,093          106,094
Technip SA                                          117           15,883
Thales SA                                           457           16,731
Thomson                                           1,474           29,090
Total SA                                          3,688          703,605
Unibail                                             286           29,597
Valeo SA                                            499           20,808
Veolia Environnement                              1,806           50,990
Vinci SA                                            455           45,868
Vivendi Universal SA                    *         6,440          178,768
Zodiac SA                                           193            6,572
                                                             -----------
                                                               4,454,788
                                                             -----------
Germany--6.5%
Adidas-Salomon AG                                   281           33,572
Allianz AG                                        1,946          210,935
Altana AG                                           462           27,804
BASF AG                                           3,316          177,598
Bayer AG                                          4,098          118,247
Bayerische Hypo-und
  Vereinsbank AG                        *         3,715           66,126
Beiersdorf AG                                       108           12,630
Carlsberg AS Class B                                203           10,740
Celesio AG                                          189           11,298
Commerzbank AG                          *         3,249           57,278

198              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund                               Shares            Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
Continental AG                                     813      $    39,237
DaimlerChrysler AG                               5,441          254,378
Deutsche Bank AG                                 3,310          260,253
Deutsche Boerse AG                                 681           34,632
Deutsche Lufthansa AG                  *         1,561           21,248
Deutsche Post AG                                 2,757           59,580
Deutsche Telekom AG                    *        15,917          279,832
Douglas Holding AG                                 200            5,727
Epcos AG                               *           335            7,003
Fresenius Medical Care AG                          202           15,000
HeidelbergCement AG                                388           19,344
Hypo Real Estate Holding               *           813           23,865
Infineon Technologies AG               *         3,933           52,816
KarstadtQuelle AG                                  205            4,465
Linde AG                                           504           27,760
Man AG                                             710           25,915
Merck KGaA                                         340           20,491
Metro AG                                           942           44,683
MLP AG                                             447            6,601
Muenchener
  Rueckversicherungs AG                          1,091          118,351
Puma AG Rudolf Dassler Sport                       104           26,447
RWE AG                                           2,487          117,029
SAP AG                                           1,295          214,836
Schering AG                                      1,124           66,275
Siemens AG                                       5,065          364,510
Suedzucker AG                                      346            6,803
ThyssenKrupp AG                                  1,990           33,944
TUI AG                                             781           14,929
E.ON AG                                          3,936          284,170
Volkswagen AG                                    1,424           60,195
                                                            -----------
                                                              3,236,547
                                                            -----------
Greece--0.5%
Alpha Bank A.E.                                  1,220           31,044
Coca Cola Hellenic Bottling
  Company SA                                       500           11,688
Commercial Bank of Greece                          300            7,824
Cosmote Mobile
  Communications SA                                700           10,994
EFG Eurobank Ergasias SA                         1,300           28,363
Folli-Follie SA                                    100            3,192
Germanos SA                                        100            2,890
Hellenic Duty Free Shops SA                        100            1,907
Hellenic Petroleum SA                              700            5,846
Hellenic Technodomiki Tev SA                       400            1,704
Hellenic Telecommunications
  Organization SA                                1,700           22,105
Hyatt Regency SA                                   300            3,083
Intracom SA                                        500            2,179
National Bank of Greece SA                       1,560           33,959
OPAP SA                                          1,100           20,785
Piraeus Bank SA                                  1,100           12,857
Public Power Corporation                           600           14,318
Technical Olympic SA                               500            2,094
Titan Cement Company SA                            400            9,419
Viohalco                                           700            5,028
                                                            -----------
                                                                231,279
                                                            -----------
Hong Kong--1.5%
Bank of East Asia Ltd.                           8,600           24,588
BOC Hong Kong Holdings Ltd.                     23,500           40,072
Cathay Pacific Airways Ltd.                      6,000           11,308
Cheung Kong Holdings Ltd.                       10,000           73,720
CLP Holdings Ltd.                               11,000           60,220
Esprit Holdings Ltd.                             5,000           22,372

-----------------------------------------------------------------------
                                                Shares            Value
-----------------------------------------------------------------------
Giordano International Ltd.                     10,000      $     6,314
Hang Lung Properties Ltd.                        7,000            9,020
Hang Seng Bank Ltd.                              4,800           61,540
Henderson Land Development                       5,000           21,539
Hong Kong & China Gas                           24,000           39,540
Hong Kong Exchanges and
  Clearing Ltd.                                  6,000           12,308
HongKong Electric Holdings                       9,000           37,270
Hopewell Holdings Ltd.                           4,000            8,052
Hutchison Whampoa Ltd.                          14,000           95,580
Hysan Development
  Company Ltd.                                   5,000            7,436
Johnson Electric Holdings Ltd.                  10,000           10,193
Li & Fung Ltd.                                  10,000           14,616
MTR Corporation                                  8,000           12,103
New World Development Ltd.                      12,600            9,289
PCCW Ltd.                              *        23,000           15,629
Shangri-La Asia Ltd.                             8,000            7,795
Sino Land Company                                8,000            4,462
Sun Hung Kai Properties Ltd.                     8,000           65,643
Swire Pacific Ltd. Class A                       6,000           38,847
Techtronic Industries Company                    4,000            6,385
Television Broadcasts Ltd.                       2,000            8,564
Texwinca Holding
  Company Ltd.                                   2,000            1,577
Wharf Holdings Ltd.                              8,000           22,975
                                                            -----------
                                                                748,957
                                                            -----------
Ireland--0.8%
Allied Irish Banks PLC                           5,370           83,032
Bank of Ireland                                  5,987           80,035
CRH PLC                                          3,324           70,255
DCC PLC                                            459            8,382
Depfa Bank PLC                                   2,060           29,946
Elan Corporation PLC                   *         2,445           60,339
Fyffes PLC                                       2,423            5,074
Grafton Group PLC                                1,408           11,245
Greencore Group PLC                              1,189            4,589
Independent News &
  Media PLC                                      3,997            9,538
Irish Life & Permanent PLC                       1,791           27,584
Kerry Group PLC Class A                            756           16,015
Kingspan Group PLC                                 467            2,786
                                                            -----------
                                                                408,820
                                                            -----------
Italy--3.7%
Alleanza Assicurazioni SpA                       2,889           32,993
Arnoldo Mondadori
  Editore SpA                                      910            8,620
Assicurazioni Generali SpA                       6,056          163,463
Autogrill SpA                          *           788           11,177
Autostrade SpA                                   1,078           21,196
Banca Antonveneta SpA                  *         1,480           30,434
Banca Fideuram SpA                               1,785           10,019
Banca Intesa SpA                                20,400           79,727
Banca Intesa SpA                                 5,898           17,737
Banca Monte dei Paschi di
  Siena SpA                                      6,535           20,925
Banca Nazionale Del
  Lavoro SpA                           *         7,619           17,717
Banca Popolare di Milano Scrl                    2,366           15,210
Banche Popolari Unite Scrl                       2,132           35,380
Banco Popolare di Verona e
  Novara Scrl                                    2,365           40,657
Benetton Group SpA                                 248            2,838
Bulgari SpA                                      1,022           10,340
Capitalia SpA                                    8,864           27,735
Edison SpA                             *         4,266            7,386

                 See accompanying notes to financial statements.             199

June 30, 2004 (Unaudited)

------------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund                                Shares            Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Enel SpA                                         15,358      $   123,222
ENI-Ente Nazionale
  Idrocarburi SpA                                16,436          326,577
Fiat SpA                                *         3,196           26,771
FinecoGroup SpA                         *         1,170            7,379
Finmeccanica SpA                                 36,481           29,003
Gruppo Editoriale
  L'Espresso SpA                                  1,001            6,033
Italcementi SpA                                     483            6,469
Luxottica Group SpA                                 933           15,562
Mediaset SpA                                      3,586           40,909
Mediobanca SpA                                    2,904           35,356
Mediolanum SpA                                    1,455            9,265
Pirelli & C SpA                                  11,740           12,135
Riunione Adriatica di
  Sicurta SpA                                     1,864           33,837
Sanpaolo IMI SpA                                  5,825           70,210
Seat Pagine Gialle SpA                  *        21,560            9,056
Snam Rete Gas SpA                                 5,519           23,719
Telecom Italia Media SpA                *        10,174            4,187
Telecom Italia SpA                               52,163          162,264
Telecom Italia SpA                               35,812           79,136
TIM SpA                                          24,031          136,341
Tiscali SpA                             *           964            4,331
UniCredito Italiano SpA                          27,679          136,819
                                                             -----------
                                                               1,852,135
                                                             -----------
Japan--23.6%
77 Bank Ltd. (The)                                2,000           13,613
Acom Company Ltd.                                   480           31,135
Aderans Company Ltd.                                200            4,300
Advantest Corporation                               400           26,751
Aeon Company Ltd.                                 1,600           64,114
Aeon Credit Service
  Company Ltd.                                      200           13,321
Aiful Corporation                                   250           26,051
Aisin Seiki Company Ltd.                            900           18,732
Ajinomoto Company Inc.                            4,000           48,086
Alfresa Holdings Corporation                        100            5,562
All Nippon Airways
  Company Ltd.                                    3,000            9,798
Alps Electric Company Ltd.                        1,000           14,199
Amada Company Ltd.                                2,000           13,174
Anritsu Corporation                               1,000            6,532
Aoyama Trading
  Company Ltd.                                      400           10,814
Ariake Japan Company Ltd.                           120            3,568
Asahi Breweries Ltd.                              2,500           27,515
Asahi Glass Company Ltd.                          5,000           51,919
Asahi Kasei Corporation                           8,000           41,352
Asatsu-DK, Inc.                                     200            5,178
Autobacs Seven Company Ltd.                         200            6,532
Bandai Company Ltd.                                 500           13,586
Bank of Fukuoka Ltd.                              3,000           17,758
Bank of Yokohama Ltd. (The)                       6,000           37,437
Bellsystem24, Inc.                                   20            4,208
Benesse Corporation                                 400           13,101
Bridgestone Corporation                           4,000           75,019
C&S Company Ltd.                                    300            7,918
Canon, Inc.                                       5,300          278,807
Capcom Company Ltd.                                 400            4,395
Casio Computer Company Ltd.                       1,000           15,114
Central Glass Company Ltd.                        1,000            8,453
Central Japan Railway
  Company                                             6           50,995
Chiba Bank Ltd. (The)                             5,000           30,557

------------------------------------------------------------------------
                                                 Shares            Value
------------------------------------------------------------------------
Chubu Electric Power
  Company, Inc.                                   4,100      $    86,460
Chugai Pharmaceutical
  Company Ltd.                                    1,700           26,626
Citizen Watch Company Ltd.                        2,000           22,616
Coca-Cola West Japan
  Company Ltd.                                      300            7,410
COMSYS Holdings
  Corporation                                     1,000            8,106
Credit Saison Company Ltd.                          800           24,006
CSK Corp.                                           400           19,395
Dai Nippon Printing
  Company Ltd.                                    4,000           63,785
Daicel Chemical Industries Ltd.                   2,000           10,484
Daiichi Pharmaceutical
  Company Ltd.                                    1,500           26,691
Daikin Industries Ltd.                            1,000           26,806
Daimaru, Inc.                                     1,000            9,076
Dainippon Ink & Chemical, Inc.                    4,000           10,247
Dainippon Screen
  Manufacturing
  Company Ltd.                                    1,000            5,892
Daito Trust Construction
  Company Ltd.                                      600           23,055
Daiwa House Industry
  Company Ltd.                                    3,000           34,747
Daiwa Securities Group, Inc.                      8,000           57,381
Denki Kagaku Kogyo KK                             3,000           10,622
Denso Corporation                                 3,300           76,685
Dentsu, Inc.                                         10           25,708
Dowa Mining Company Ltd.                          2,000           11,838
East Japan Railway Company                           22          123,178
Ebara Corporation                                 2,000            9,753
Eisai Company Ltd.                                1,600           45,963
Familymart Company Ltd                              400           13,028
Fanuc Ltd.                                          900           53,602
Fast Retailing Company Ltd.                         300           24,235
Fuji Electric Holdings
  Company Ltd.                                    3,000            8,097
Fuji Photo Film Company Ltd.                      3,000           93,866
Fuji Soft ABC, Inc.                                 200            7,850
Fujikura Ltd.                                     2,000           11,235
Fujisawa Pharmaceutical
  Company Ltd.                                    1,700           40,204
Fujitsu Ltd.                                     11,000           77,389
Furukawa Electric
  Company Ltd. (The)                    *         4,000           17,053
Goodwill Group, Inc. (The)                            2            5,196
Gunma Bank Ltd.                                   2,000           10,064
Gunze Ltd.                                        1,000            5,178
Hankyu Department
  Stores, Inc.                                    1,000            8,710
Hino Motors Ltd.                                  2,000           14,455
Hirose Electric Company Ltd.                        200           21,939
Hitachi Cable Ltd.                                1,000            4,748
Hitachi Chemical
  Company Ltd.                                      700           11,483
Hitachi Construction
  Machinery Company Ltd.                          1,000           11,820
Hitachi Credit Corporation                          200            3,714
Hitachi Ltd.                                     20,000          137,414
Hitachi Software Engineering
  Company Ltd.                                      200            4,666
Hokkaido Electric Power
  Company, Inc.                                   1,000           17,739
Hokugin Financial Group, Inc.                     5,000           12,808
Honda Motor Company Ltd.                          4,900          235,799
House Foods Corporation                             500            7,054
Hoya Corporation                                    700           73,135

200              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

------------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund                                Shares            Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Isetan Company Ltd.                               1,100      $    15,810
Ishihara Sangyo Kaisha Ltd.                       2,000            4,410
Ishikawajima-Harima Heavy
  Industries Company Ltd.               *         6,000            9,881
Ito En Ltd.                                         200            9,460
Itochu Corporation                      *         9,000           40,346
Itochu Techno-Science
  Corporation                                       200            8,508
Ito-Yokado Company Ltd.                           2,000           85,449
Jafco Company Ltd.                                  200           15,242
Japan Airlines System
  Corporation                           *         4,000           12,772
Japan Real Estate Investment
  Corporation REIT                                    1            6,971
Japan Retail Fund Investment
  Corporation REIT                                    1            6,889
Japan Tobacco, Inc.                                   6           46,549
JFE Holdings, Inc.                                3,400           83,208
JGC Corporation                                   1,000            9,606
Joyo Bank Ltd.                                    4,000           17,748
JSR Corporation                                   1,200           22,506
Kajima Corporation                                6,000           22,231
Kaken Pharmaceutical
  Company Ltd.                                    1,000            5,837
Kamigumi Company Ltd.                             2,000           14,510
Kanebo Ltd.                             *         4,000            3,696
Kaneka Corporation                                2,000           18,901
Kansai Electric Power
  Company, Inc. (The)                             4,500           81,886
Kansai Paint Company Ltd.                         1,000            6,093
Kao Corporation                                   3,000           72,183
Katokichi Company Ltd.                              200            3,989
Kawasaki Heavy
  Industries Ltd.                                 9,000           14,492
Kawasaki Kisen Kaisha Ltd.                        3,000           15,123
Keihin Electric Express
  Railway Company Ltd.                            3,000           18,746
Keio Electric Railway
  Company Ltd.                                    4,000           22,799
Keyence Corporation                                 200           45,542
Kikkoman Corporation                              1,000            8,563
Kinden Corporation                                1,000            6,239
Kinki Nippon Railway
  Company Ltd.                                    9,000           34,170
Kirin Brewery Company Ltd.                        4,000           39,486
Kobe Steel Ltd.                                  15,000           22,369
Kokuyo Company Ltd.                                 400            5,035
Komatsu Ltd.                                      6,000           36,284
Konami Corporation                                  500           12,671
Konica Minolta Holdings, Inc.                     2,500           34,445
Koyo Seiko Company Ltd.                           1,000           11,848
Kubota Corporation                                7,000           37,144
Kuraray Company Ltd.                              2,000           16,340
Kuraya Sanseido, Inc.                               600            9,046
Kurita Water Industries Ltd.                        500            6,839
Kyocera Corporation                               1,000           84,717
Kyowa Hakko Kogyo
  Company Ltd.                                    2,000           14,400
Kyushu Electric Power
  Company Inc.                                    2,600           48,406
Lawson, Inc.                                        400           16,468
Leopalace21 Corporation                             500            9,332
Mabuchi Motor Company Ltd.                          200           14,803
Makita Corporation                                1,000           14,967
Marubeni Corporation                              8,000           19,615
Marui Company Ltd.                                1,900           25,552

------------------------------------------------------------------------
                                                 Shares            Value
------------------------------------------------------------------------
Matsumotokiyoshi
  Company Ltd.                                      200      $     6,038
Matsushita Electric Industrial
  Company Ltd.                                   14,000          198,399
Matsushita Electric Works Ltd.                    2,000           18,114
Meiji Dairies Corporation                         1,000            5,535
Meiji Seika Kaisha Ltd.                           2,000            8,893
Meitec Corporation                                  200            7,904
Millea Holdings, Inc.                                 9          133,388
Minebea Company Ltd.                              2,000            9,295
Mitsubishi Chemical
  Corporation                                    10,000           26,531
Mitsubishi Corporation                            7,000           67,883
Mitsubishi Electric Corporation                  11,000           53,941
Mitsubishi Estate
  Company Ltd.                                    6,000           74,324
Mitsubishi Gas Chemical
  Company, Inc.                                   2,000            8,270
Mitsubishi Heavy
  Industries Ltd.                                18,000           48,744
Mitsubishi Logistics
  Corporation                                     1,000            9,460
Mitsubishi Materials
  Corporation                                     6,000           13,449
Mitsubishi Rayon
  Company Ltd.                                    3,000           11,637
Mitsubishi Tokyo Financial
  Group, Inc.                                        29          267,966
Mitsui & Company Ltd.                             8,000           59,796
Mitsui Chemicals, Inc.                            4,000           19,981
Mitsui Engineering &
  Shipbuilding Company Ltd.                       4,000            6,990
Mitsui Fudosan Company Ltd.                       4,000           47,866
Mitsui Mining & Smelting
  Company Ltd.                                    4,000           18,627
Mitsui O.S.K. Lines Ltd.                          6,000           31,508
Mitsui Sumitomo Insurance
  Company Ltd.                                    8,000           75,019
Mitsui Trust Holdings, Inc.                       3,000           21,957
Mitsukoshi Ltd.                                   2,000           11,088
Mitsumi Electric Company Ltd.                       400            4,618
Mizuho Financial Group, Inc.                         48          217,373
Murata Manufacturing
  Company Ltd.                                    1,400           79,667
NEC Corporation                                  10,000           70,262
NTT DoCoMo, Inc.                                    127          226,568
Namco Ltd.                                          200            5,599
NEC Electronics Corporation                         200           12,259
NET One Systems
  Company Ltd.                                        3           11,665
NGK Insulators Ltd.                               2,000           16,120
NGK Spark Plug Company Ltd.                       1,000            9,579
Nichii Gakkan Company                               100            4,547
Nichirei Company                                  2,000            7,026
Nidec Corporation                                   300           30,685
Nikko Cordial Corporation                         9,000           43,557
Nikon Corporation                                 2,000           22,469
Nintendo Company Ltd.                               600           69,439
Nippon Building Fund,
  Inc. REIT                                           1            7,200
Nippon Express Company Ltd.                       5,000           29,276
Nippon Kayaku Company Ltd.                        1,000            5,471
Nippon Light Metal
  Company Ltd.                                    3,000            7,109
Nippon Meat Packers, Inc.                         1,000           12,296
Nippon Mining Holdings, Inc.                      3,500           17,259
Nippon Oil Corporation                            8,000           50,281
Nippon Sanso Corporation                          1,000            5,343

                 See accompanying notes to financial statements.             201

June 30, 2004 (Unaudited)

----------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund                              Shares            Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
Nippon Sheet Glass
  Company Ltd.                                  2,000      $     7,904
Nippon Shokubai
  Company Ltd.                                  1,000            7,969
Nippon Steel Corporation                       39,000           81,707
Nippon Telegraph &
  Telephone Corporation                            33          176,012
Nippon Unipac Holding                               6           31,343
Nippon Yusen Kabushiki
  Kaisha                                        6,000           27,611
Nishimatsu Construction
  Company Ltd.                                  1,000            3,486
Nissan Chemical
  Industries Ltd.                               1,000            8,023
Nissan Motor Company Ltd.                      15,700          174,229
Nisshin Seifun Group, Inc.                      1,000           10,137
Nisshin Steel Company Ltd.                      4,000            8,087
Nisshinbo Industries, Inc.                      1,000            7,511
Nissho Iwai-Nichimen
  Holdings Corporation                *           900            4,570
Nissin Food Products
  Company Ltd.                                    500           12,900
Nitori Company Ltd.                               100            6,258
Nitto Denko Corporation                         1,100           56,155
NOK Corporation                                   600           22,231
Nomura Holdings, Inc.                          12,000          177,302
Nomura Research
  Institute Ltd.                                  100           10,640
NSK Ltd.                                        3,000           14,903
NTN Corporation                                 3,000           15,150
NTT Data Corporation                                8           25,763
Obayashi Corporation                            4,000           21,481
Odakyu Electric Railway
  Company Ltd.                                  4,000           21,664
Oji Paper Company Ltd.                          5,000           32,020
Oki Electric Industry
  Company Ltd.                        *         3,000           12,049
Okumura Corporation                             1,000            5,251
Olympus Corporation                             1,000           18,846
Omron Corporation                               1,300           30,387
Onward Kashiyama
  Company Ltd.                                  1,000           16,010
Oracle Corporation                                200           11,070
Oriental Land Company Ltd.                        300           19,679
ORIX Corporation                                  500           57,179
Osaka Gas Company Ltd.                         13,000           36,037
Pioneer Corporation                             1,000           25,799
Promise Company Ltd.                              600           39,962
Q.P. Corporation                                  800            6,916
Rakuten, Inc.                                       3           22,863
Resona Holdings, Inc.                 *        28,000           49,696
Ricoh Company Ltd.                              4,000           84,900
Rinnai Corporation                                200            6,075
Rohm Company Ltd.                                 700           83,638
Ryohin Keikaku Company Ltd.                       200           10,301
Saizeriya Company Ltd.                            200            2,745
Sammy Corporation                                 200            9,533
Sanden Corporation                              1,000            6,221
Sanken Electric Company Ltd.                    1,000           13,028
Sankyo Company Ltd.                               300           12,214
Sankyo Company Ltd.                             2,300           49,764
Sanwa Shutter Corporation                       1,000            5,334
Sanyo Electric Company Ltd.                    10,000           41,078
Sapporo Breweries Ltd.                          2,000            7,319
Secom Company Ltd.                              1,500           63,538
Sega Corporation                      *           800           10,247
Seiko Epson Corporation                           600           21,792

----------------------------------------------------------------------
                                               Shares            Value
----------------------------------------------------------------------
Seino Transportation
  Company Ltd.                                  1,000      $    10,311
Sekisui Chemical
  Company Ltd.                                  3,000           25,278
Sekisui House Ltd.                              3,000           33,237
Seven-Eleven Japan
  Company Ltd.                                  2,000           65,139
Sharp Corporation                               6,000           95,677
Shimachu Company Ltd.                             300            8,138
Shimamura Company Ltd.                            100            8,655
Shimano, Inc.                                     500           11,893
Shimizu Corporation                             3,000           13,558
Shin-Etsu Chemical
  Company Ltd.                                  2,200           78,496
Shinsei Bank Ltd.                               4,000           25,470
Shionogi & Company Ltd.                         2,000           34,326
Shiseido Company Ltd.                           2,000           25,159
Shizuoka Bank Ltd.                              4,000           35,277
Showa Denko KK                                  6,000           14,986
Showa Shell Sekiyu KK                           1,000            8,975
Skylark Company Ltd.                              500           10,018
SMC Corporation                                   300           32,386
Snow Brand Milk Products
  Company Ltd.                        *           500            1,688
Softbank Corporation                            1,500           65,871
Sompo Japan Insurance, Inc.                     5,000           51,004
Sony Corporation                                5,900          221,847
Stanley Electric Company Ltd.                     900           15,019
Sumitomo Bakelite
  Company Ltd.                                  1,000            6,990
Sumitomo Chemical
  Company Ltd.                                  8,000           37,254
Sumitomo Corporation                            5,000           36,229
Sumitomo Electric
  Industries Ltd.                               4,000           40,730
Sumitomo Heavy
  Industries Ltd.                     *         3,000            9,387
Sumitomo Metal
  Industries Ltd.                              22,000           25,964
Sumitomo Metal Mining
  Company Ltd.                                  3,000           19,542
Sumitomo Mitsui Financial
  Group, Inc.                                      26          177,924
Sumitomo Osaka Cement
  Company Ltd.                                  2,000            5,489
Sumitomo Realty &
  Development Company Ltd.                      2,000           24,738
Sumitomo Trust & Banking
  Company Ltd. (The)                            7,000           49,760
Suruga Bank Ltd. (The)                          1,000            7,648
Suzuken Company Ltd.                              260            8,064
T&D Holdings, Inc.                    *         1,000           49,860
TDK Corporation                                   800           60,601
Taiheiyo Cement Corporation                     5,000           12,442
Taisei Corporation                              5,000           18,846
Taisho Pharmaceutical
  Company Ltd.                                  1,000           22,140
Taiyo Yuden Company Ltd.                        1,000           14,062
Takara Holdings, Inc.                           1,000            8,051
Takashimaya Company Ltd.                        2,000           23,091
Takeda Chemical
  Industries Ltd.                               5,600          245,405
Takefuji Corporation                              440           31,841
Teijin Ltd.                                     5,000           18,663
Teikoku Oil Company Ltd.                        1,000            5,370
Terumo Corporation                              1,100           27,524
THK Company Ltd.                                  600           11,335
TIS, Inc.                                         200            8,545
Tobu Railway Company Ltd.                       5,000           21,865

202              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

----------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund                              Shares            Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
Toda Corporation                                1,000      $     4,089
Toho Company Ltd.                                 900           13,059
Tohoku Electric Power
  Company Inc.                                  2,600           43,720
Tokyo Broadcasting System                         200            3,513
Tokyo Electric Power
  Company, Inc. (The)                           7,200          163,030
Tokyo Electron Ltd.                             1,100           61,589
Tokyo Gas Company Ltd.                         16,000           56,649
Tokyu Corporation                               6,000           30,685
Tokyu Land Corporation                          2,000            6,404
TonenGeneral Sekiyu KK                          2,000           17,108
Toppan Printing Company Ltd.                    4,000           45,195
Toray Industries, Inc.                          8,000           37,619
Toshiba Corporation                            18,000           72,293
Tosoh Corporation                               3,000           10,814
Tostem Inax Holding
  Corporation                                   2,000           43,090
Toto Ltd.                                       2,000           21,005
Toyo Seikan Kaisha Ltd.                         1,000           17,145
Toyo Suisan Kaisha Ltd.                         1,000           13,128
Toyobo Company Ltd.                             4,000           10,027
Toyoda Gosei Company Ltd.                         300            7,067
Toyota Industries Corporation                   1,300           31,161
Toyota Motor Corporation                       18,200          735,959
Trend Micro, Inc.                                 500           22,140
Ube Industries Ltd.                   *         4,000            6,221
UFJ Holdings, Inc.                    *            24          105,832
Uni-Charm Corporation                             300           14,931
UNY Company Ltd.                                1,000           12,781
Ushio, Inc.                                     1,000           18,005
USS Company Ltd.                                  150           12,886
Wacoal Corp.                                    1,000           10,612
West Japan Railway Company                         11           44,280
World Company Ltd.                                200            6,075
Yahoo Japan Corporation               *             6           58,186
Yakult Honsha Company Ltd.                      1,000           14,455
Yamada Denki Company Ltd.                         500           18,618
Yamaha Corporation                              1,100           18,014
Yamaha Motor Company Ltd.                       1,000           15,544
Yamanouchi Pharmaceutical
  Company Ltd.                                  1,900           63,794
Yamato Transport
  Company Ltd.                                  3,000           48,882
Yamazaki Baking
  Company Ltd.                                  1,000            9,807
Yokogawa Electric Corporation                   1,000           13,311
Zeon Corporation                                1,000            7,237
                                                           -----------
                                                            11,829,253
                                                           -----------
Luxembourg--0.1%
Arcelor                                         2,470           41,500
                                                           -----------
Netherlands--5.1%
ABN AMRO Holding NV                             9,860          215,842
ASM Lithography
  Holdings NV                         *         3,075           52,076
Aegon NV                                        8,506          102,628
Akzo Nobel NV                                   1,733           63,783
Corio NV                                          271           11,548
DSM NV                                            475           23,323
Euronext NV                                       633           17,649
European Aeronautic Defense
  and Space Company                             1,517           42,258
Getronics NV                          *         2,614            7,161
Hagemeyer NV                          *         3,765            7,976

----------------------------------------------------------------------
                                               Shares            Value
----------------------------------------------------------------------
Heineken NV                                     1,502      $    49,393
IHC Caland NV                                     196            9,123
ING Groep NV                                   11,076          261,610
James Hardie Industries NV                      2,748           11,457
Royal KPN NV                                   12,639           96,329
Koninklijke Ahold NV                  *         9,858           77,414
Koninklijke Numico NV                 *           907           29,164
Koninklijke Philips
  Electronics NV                                8,321          224,195
Oce NV                                            429            6,947
Qiagen NV                             *           875           10,323
Randstad Holding NV                               230            6,309
Reed Elsevier NV                                4,462           62,691
Rodamco Europe NV                                 316           19,102
Royal Dutch Petroleum
  Company                                      13,153          675,461
STMicroelectronics NV                           3,647           80,057
TPG NV                                          1,995           45,615
Unilever NV                                     3,613          246,774
VNU NV                                          1,461           42,459
Vedior NV                                       1,072           15,636
Wereldhave NV                                     137           11,275
Wolters Kluwer NV                               1,781           32,352
                                                           -----------
                                                             2,557,930
                                                           -----------
New Zealand--0.2%
Auckland International
  Airport Ltd.                                  1,563            6,668
Carter Holt Harvey Ltd.                         5,472            7,169
Contact Energy Ltd.                             1,641            6,087
Fisher & Paykel Appliances
  Holdings Ltd.                                 1,564            4,514
Fisher & Paykel Healthcare
  Corporation                                     580            4,846
Fletcher Building Ltd.                          2,666            7,678
Independent Newspapers Ltd.                     1,009            3,002
Sky City Entertainment
  Group Ltd.                                    2,591            7,855
Sky Network Television Ltd.           *           700            2,242
Telecom Corp. of New
  Zealand Ltd.                                 11,978           44,579
Tower Ltd.                            *           398              431
Warehouse Group Ltd.                            1,485            3,995
                                                           -----------
                                                                99,066
                                                           -----------
Norway--0.5%
DnB Nor ASA                                     4,276           29,123
Kvaerner ASA                          *            85            1,331
Norsk Hydro ASA                                   908           58,900
Norske Skogindustrier ASA                         656           11,666
Orkla ASA                                       1,204           30,079
Petroleum Geo-Services
  ASA                                 *            74            3,021
Schibsted ASA                                     247            4,419
Smedvig ASA                                       400            4,392
Statoil ASA                                     2,706           34,288
Storebrand                                      1,310            8,941
Tandberg ASA                                      705            7,436
Telenor ASA                                     5,196           36,062
Tomra Systems ASA                               1,398            6,582
Yara International ASA                *         1,275           10,281
                                                           -----------
                                                               246,521
                                                           -----------
Portugal--0.3%
Banco BPI SA                                    2,502            9,139
Banco Comercial Portugues
  SA Class R                                   11,207           26,197
Banco Espirito Santo SA                           697           11,566

                 See accompanying notes to financial statements.             203

June 30, 2004 (Unaudited)

------------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund                                Shares            Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Brisa-Auto Estradas de
  Portugal SA                                     2,211      $    15,963
Cimpor Cimentos de
  Portugal SA                                     1,457            7,096
Electricidade de Portugal SA                     11,221           31,422
Jeronimo Martins                      *++            78              874
Jeronimo Martins SGPS SA              *             250            2,800
PT Multimedia Servicos de
  Telecomunicacoes e
  Multimedia SGPS SA                                312            6,837
Portugal Telecom SGPS SA                          5,438           58,726
Sonae SGPS SA                                     5,856            6,417
                                                             -----------
                                                                 177,037
                                                             -----------
Singapore--0.8%
Ascendas Real Estate
  Investment Trust REIT                           3,000            2,510
Capitaland Ltd.                                   8,000            6,367
CapitaMall Trust REIT                             3,000            2,963
Chartered Semiconductor
  Manufacturing Ltd.                  *           7,000            5,693
City Developments Ltd.                            3,000            9,411
ComfortDelgro
  Corporation Ltd.                               11,000            7,860
Creative Technology Ltd                             400            4,206
DBS Group Holdings Ltd.                           7,000           58,560
Datacraft Asia Ltd.                   *           1,000            1,010
Fraser & Neave Ltd.                               1,000            8,133
Haw Par Corporation Ltd.                          1,000            2,963
Jardine Cycle & Carriage Ltd.                     1,000            3,718
Keppel Corporation Ltd.                           4,000           16,383
Keppel Land Ltd.                                  4,000            3,741
Neptune Orient Lines Ltd.                         7,000            9,597
Oversea-Chinese Banking
  Corporation                                     6,000           42,177
Parkway Holdings Ltd.                             3,000            1,952
Sembcorp Industries Ltd.                          5,000            3,892
SembCorp Logistics Ltd.                           1,000            1,069
Singapore Airlines Ltd.                           4,000           26,027
Singapore Exchange Ltd.                           6,000            5,856
Singapore Land Ltd.                               1,000            2,568
Singapore Post Ltd.                              10,000            5,112
Singapore Press Holdings Ltd.                     8,500           20,543
Singapore Technologies
  Engineering Ltd.                                9,000           10,875
Singapore
  Telecommunications Ltd.                        39,000           50,979
ST Assembly Test
  Services Ltd.                       *           2,000            1,650
United Overseas Bank Ltd.                         7,000           54,494
United Overseas Land Ltd.                         2,000            2,707
Venture Corporation, Ltd.                         1,000           10,457
                                                             -----------
                                                                 383,473
                                                             -----------
Spain--3.5%
Abertis Infraestructuras SA                       1,569           27,355
Acciona SA                                          174           10,825
Acerinox SA                                         303           17,261
ACS Actividades Construccion
  y Servicios                                     1,668           28,126
Altadis SA                                        1,736           53,685
Amadeus Global Travel
  Distribution Class A                            2,355           15,454
Antena 3 Television SA                *             115            6,091
Banco Bilbao Vizcaya
  Argentaria SA                                  20,357          272,135
Banco Popular Espanol SA                          1,013           57,251

------------------------------------------------------------------------
                                                 Shares            Value
------------------------------------------------------------------------
Banco Santander Central
  Hispano SA                                     27,118      $   281,628
Corporacion Mapfre SA                               616            7,552
Endesa SA                                         6,037          116,425
Fomento de Construcciones Y
  Contratas SA                                      305           11,311
Gamesa Corporation
  Tecnologica SA                                    576            8,492
Gas Natural SDG SA                                  968           23,205
Grupo Ferrovial SA                                  429           17,873
Iberdrola SA                                      4,858          102,619
Iberia Lineas Aereas de
  Espana                                          2,550            7,327
Inditex SA                                        1,340           30,769
Indra Sistemas SA                                   873           11,139
Metrovacesa SA                                      186            7,124
NH Hoteles SA                                       435            4,788
Promotora de
  Informaciones SA                                  416            7,273
Repsol YPF SA                                     5,799          127,085
Sacyr Vallehermoso SA                               729            9,985
Sociedad General de Aguas
  de Barcelona SA Class B                           378            6,443
Sogecable SA                          *             198            7,991
Telefonica Publicidad e
  Informacion SA                                    898            5,959
Telefonica SA                                    29,734          439,844
Union Fenosa SA                                   1,295           27,639
Zeltia SA                                           729            4,997
                                                             -----------
                                                               1,755,651
                                                             -----------
Sweden--2.3%
Alfa Laval AB                                       493            7,823
Assa Abloy AB Class B                             1,844           23,568
Atlas Copco AB Class A                              698           25,906
Atlas Copco AB Class B                              402           13,746
Axfood AB                                           178            4,574
Billerud AB                                         333            5,439
Capio AB                              *             310            3,005
Castellum AB                                        183            4,398
D Carnegie AB                                       350            3,323
Electrolux AB Class B                             1,784           34,231
Elekta AB Class B                     *             175            3,869
Eniro AB                                            969            7,399
Eniro AB                              *              57              636
Fabege AB                             *             278            3,618
Gambro AB Class A                                 1,194           11,574
Gambro AB Class B                                   606            5,834
Getinge AB                                          978           11,558
Hennes & Mauritz AB Class B                       3,008           77,688
Hoganas AB Class B                                  196            4,802
Holmen AB Class B                                   341            9,871
Lundin Petroleum AB                   *             745            3,957
Modern Times Group AB
  Class B                             *             293            5,680
Nordea Bank AB                                   13,924          100,305
OMHEX AB                              *             365            4,374
Sandvik AB                                        1,341           45,764
SAS AB                                *             478            3,650
Scania AB Class B                                   615           20,906
Securitas AB Class B                              1,833           22,880
Skandia Forsakrings AB                            6,324           26,200
Skandinaviska Enskilda
  Banken AB Class A                               2,914           42,177
Skanska AB Class B                                2,277           20,031
SKF AB Class B                                      561           20,598
Ssab Svenskt Stal AB Class A                        337            5,683
Ssab Svenskt Stal AB Class B                         63            1,025

204              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

---------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund                              Shares           Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
Svenska Cellulosa AB Class B                    1,240     $    47,092
Svenska Handelsbanken AB
  Class A                                       3,452          69,216
Swedish Match AB                                2,199          22,484
Tele2 AB Class B                                  581          25,459
Telefonaktiebolaget LM
  Ericsson Class B                   *         92,922         273,924
TeliaSonera AB                                 11,917          50,480
Trelleborg AB Class B                             495           8,545
Volvo AB Class A                                  600          20,117
Volvo AB Class B                                1,407          48,950
Wihlborgs Fastigheter AB                          270           3,558
WM-data AB Class B                              2,069           4,643
                                                          -----------
                                                            1,160,560
                                                          -----------
Switzerland--6.9%
ABB Ltd.                             *         12,013          65,684
Adecco SA                                         847          42,188
Ciba Specialty
  Chemicals AG                       *            424          30,527
Clariant AG                                     1,486          21,706
Compagnie Financiere
  Richemont AG Class A                          3,352          87,492
Credit Suisse Group                  *          7,175         254,859
Geberit AG                                         21          13,997
Givaudan                                           44          25,463
Holcim Ltd.                                     1,118          60,773
Kudelski SA                          *            203           5,833
Kuoni Reisen Holding                               19           8,174
Logitech International SA            *            252          11,466
Lonza Group AG                                    249          12,611
Micronas Semiconductor
  Holdings A.S.                      *            163           7,410
Nestle SA                                       2,547         679,037
Nobel Biocare Holding AG                          129          20,247
Novartis AG                                    15,032         662,929
Phonak Holding AG                                 314           9,762
Rieter Holding AG                                  37           9,805
Roche Holding AG                                4,437         439,167
Schindler Holding AG                               35          10,043
Serono SA Class B                                  43          27,081
SGS SA                                             30          16,379
Straumann Holding AG                               41           8,231
Sulzer AG                                          21           5,967
Swatch Group AG                                   394          10,504
Swatch Group AG Class B                           207          26,932
Swiss Reinsurance                               2,039         132,402
Swisscom AG                                       164          54,195
Syngenta AG                          *            663          55,568
UBS AG                                          7,097         499,928
Unaxis Holding AG Class R                          88           9,904
Valora Holding AG                                  26           5,987
Zurich Financial
  Services AG                        *            912         143,956
                                                          -----------
                                                            3,476,207
                                                          -----------
United Kingdom--24.5%
3i Group PLC                                    3,776          41,908
Aegis Group PLC                                 6,784          11,032
Aggreko PLC                                     1,629           4,855
Alliance Unichem PLC                            1,440          17,024
Amec PLC                                        1,650           8,161
Amvescap PLC                                    4,473          30,473
ARM Holdings PLC                                6,175          13,426
Arriva PLC                                      1,000           7,465

---------------------------------------------------------------------
                                               Shares           Value
---------------------------------------------------------------------
Associated British Ports
  Holdings PLC                                  2,054     $    15,044
AstraZeneca PLC                                10,621         476,088
Aviva PLC                                      14,075         145,105
BAA PLC                                         6,804          68,235
BG Group PLC                                   22,344         137,544
BOC Group PLC                                   3,078          51,475
BAE Systems PLC                                19,192          76,240
Balfour Beatty PLC                              2,871          13,811
Barclays PLC                                   41,239         350,992
Barratt Developments PLC                        1,448          15,466
BBA Group PLC                                   2,744          13,548
Bellway PLC                                       584           8,042
Berkeley Group PLC                                634          14,215
BHP Billiton PLC                               15,434         133,808
Boots Group PLC                                 4,831          60,221
BP PLC                                        139,088       1,227,272
BPB PLC                                         3,081          22,818
Brambles Industries PLC                         4,519          17,440
British Airways PLC                  *          3,275          16,348
British American Tobacco PLC                    9,828         152,160
British Land Company PLC                        2,981          37,457
British Sky Broadcasting PLC                    7,990          90,045
BT Group PLC                                   54,478         195,931
Bunzl PLC                                       2,764          23,024
Cable & Wireless PLC                 *         15,410          36,227
Cadbury Schweppes PLC                          13,077         112,722
Capita Group PLC                                4,184          24,145
Carnival PLC                                    1,041          50,511
Cattles PLC                                     2,333          13,400
Celltech Group PLC                   *          1,702          16,930
Centrica PLC                                   26,747         108,796
Close Brothers Group PLC                          821          11,558
Cobham PLC                                        668          16,908
Compass Group PLC                              13,334          81,296
Cookson Group PLC                    *         12,582           9,575
Corus Group PLC                      *         24,662          17,762
Daily Mail and General Trust
  NV Class A                                    2,022          26,689
Davis Service Group PLC                         1,505          10,498
De La Rue PLC                                   1,297           8,113
Diageo PLC                                     19,356         260,747
Dixons Group PLC                               12,344          36,959
Eircom Group PLC                     *          3,000           5,406
Electrocomponents PLC                           2,756          17,827
Emap PLC                                        1,586          21,265
EMI Group PLC                                   5,017          22,157
Enterprise Inns PLC                             2,283          23,785
Exel PLC                                        1,839          25,556
FirstGroup PLC                                  2,680          13,620
FKI PLC                                         3,042           6,766
Friends Provident PLC                          11,053          29,389
GKN PLC                                         4,854          22,031
GlaxoSmithKline PLC                            37,463         757,511
Great Portland Estates PLC                      1,309           6,119
GUS PLC                                         6,427          98,456
HSBC Holdings PLC                              69,393       1,030,984
Hammerson PLC                                   1,722          21,731
Hanson PLC                                      4,680          32,158
Hays PLC                                       10,822          24,069
HBOS PLC                                       24,360         301,233
Hilton Group PLC                               10,069          50,352
HMV Group PLC                                   2,373          10,405
ICAP PLC                                        2,851          14,050
Imi PLC                                         2,070          13,933
Imperial Chemical
  Industries PLC                                7,438          31,063
Imperial Tobacco Group PLC                      4,622          99,488

                 See accompanying notes to financial statements.             205

June 30, 2004 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund                                Shares           Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
Inchcape PLC                                        463     $    14,706
Intercontinental Hotels
  Group PLC                                       4,544          47,957
International Power PLC                *          6,688          17,025
Intertek Testing Services Ltd.                    1,022          10,592
Invensys PLC                           *         32,239          10,514
ITV PLC                                          25,870          54,138
J Sainsbury PLC                                   9,899          51,071
Johnson Matthey PLC                               1,424          23,775
Kelda Group PLC                                   2,408          21,826
Kesa Electricals PLC                              3,564          18,678
Kidde PLC                                         5,897          12,764
Kingfisher PLC                                   14,773          76,619
Legal & General Group PLC                        41,308          71,102
Liberty International PLC                         1,632          22,502
Lloyds TSB Group PLC                             35,348         276,515
LogicaCMG PLC                                     4,947          16,403
London Stock Exchange PLC                         1,946          12,905
Man Group PLC                                     1,708          44,191
Marconi Corporation PLC                *          1,236          15,307
Marks & Spencer Group PLC                        14,314          94,079
Meggitt PLC                                       1,825           8,655
MFI Furniture Group PLC                           3,668          10,052
Misys PLC                                         3,391          12,165
Mitchells & Butlers PLC                           3,065          15,466
National Express Group PLC                          845          10,319
National Grid Transco PLC                        19,483         150,203
Next PLC                                          1,683          43,392
Novar PLC                                         3,282           7,314
Pearson PLC                                       4,983          60,491
Peninsular and Oriental Steam
  Navigation Company (The)                        4,498          17,929
Persimmon PLC                                     1,574          18,024
Pilkington PLC                                    7,452          13,164
Premier Farnell PLC                               2,243          10,028
Provident Financial PLC                           1,534          16,690
Prudential PLC                                   12,729         109,434
Punch Taverns PLC                                 1,534          14,147
Rank Group PLC                                    3,873          21,052
Reckitt Benckiser PLC                             3,734         105,609
Reed Elsevier PLC                                 8,047          78,149
Rentokil Initial PLC                             11,682          30,585
Reuters Group PLC                                 8,942          60,027
Rexam PLC                                         3,575          29,035
Rio Tinto PLC                                     6,750         162,170
RMC Group PLC                                     1,726          18,982
Rolls-Royce Group PLC                             9,568          43,643
Royal & Sun Alliance
  Insurance Group PLC                            18,079          27,024
Royal Bank of Scotland
  Group PLC                                      18,744         539,306
SABMiller PLC                                     4,962          64,146
Sage Group PLC                                    8,148          27,533
Schroders PLC                                       659           7,319
Scottish & Newcastle PLC                          5,158          40,583
Scottish & Southern
  Energy PLC                                      5,400          66,678
Scottish Power PLC                               11,482          82,955
Securicor PLC                                     4,114           9,504
Serco Group PLC                                   3,157          12,184
Severn Trent PLC                                  2,212          31,902
Shell Transport & Trading
  Company PLC                                    61,049         447,424
Signet Group PLC                                 10,508          21,800
Slough Estates PLC                                2,559          20,806
Smith & Nephew PLC                                5,833          62,724
Smiths Group PLC                                  3,612          48,854

-----------------------------------------------------------------------
                                                 Shares           Value
-----------------------------------------------------------------------
SSL International PLC                               940     $     4,752
Stagecoach Group PLC                              6,061           9,829
Stratex Networks, Inc.                            2,877          60,415
Tate & Lyle PLC                                   2,486          14,864
Taylor Woodrow PLC                                3,508          16,335
Tesco PLC                                        48,533         234,126
Tomkins PLC                                       4,835          24,047
Trinity Mirror PLC                                1,803          21,234
Unilever PLC                                     17,498         171,517
United Business Media PLC                         2,184          20,062
United Utilities PLC                              3,481          32,702
United Utilities PLC Class A                      1,908          11,503
Vodafone Group PLC                              427,172         934,571
WPP Group PLC                                     6,558          66,540
Whitbread PLC                                     1,943          28,955
William Hill PLC                                  2,606          26,158
Wimpey (George) PLC                               2,327          15,558
Wolseley PLC                                      3,614          55,986
Yell Group PLC                                    4,459          27,852
                                                            -----------
                                                             12,286,005
                                                            -----------
United States--0.1%
Synthes, Inc.                                       270          30,765
                                                            -----------
TOTAL COMMON STOCKS
 (Cost $33,490,977)                                          49,039,212
                                                            -----------

-----------------------------------------------------------------------
PREFERRED STOCKS--0.5%
-----------------------------------------------------------------------
Australia--0.3%
News Corporation Ltd.                            16,917         138,119
                                                            -----------
Germany--0.2%
Fresenius Medical Care AG                           200          10,711
Henkel KGaA                                         367          31,358
Porsche AG                                           49          32,815
ProSieben SAT.1 Media AG                            563          10,179
RWE AG                                              203           8,183
Volkswagen AG                                       672          19,439
                                                            -----------
                                                                112,685
                                                            -----------
TOTAL PREFERRED STOCKS
 (Cost $225,283)                                                250,804
                                                            -----------

--------------------------------------------------------------------------------------
  Coupon                                    Maturity
   Rate                                       Date                Face           Value
--------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.2%
--------------------------------------------------------------------------------------
U.S. Treasury Bills--0.2%
U.S. Treasury Bill
  1.295%                                   09/30/2004    **
  (Cost $99,673)                                              $100,000          99,673
                                                                           -----------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS--2.1%
--------------------------------------------------------------------------------------
Institutional Money Market Funds--0.1%
Merrill Lynch Premier Institutional Fund
  1.168%                                   07/01/2004    +      23,283          23,283
Merrimac Cash Fund-Premium Class
  1.112%                                   07/01/2004    +      34,246          34,246
                                                                           -----------
                                                                                57,529
                                                                           -----------

206              See accompanying notes to financial statements.

June 30, 2004 (Unaudited)

---------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund
---------------------------------------------------------
  Coupon         Maturity
   Rate            Date              Face           Value
---------------------------------------------------------
Bank & Certificate Deposits/Offshore
Time Deposits--1.2%
Bank of America
  1.500%        07/21/2004    +   $15,566     $    15,566
Bank of America
  1.100%        07/07/2004    +    36,321          36,321
Bank of America
  1.080%        07/19/2004    +    10,378          10,378
Bank of Montreal
  1.200%        07/23/2004    +    16,898          16,898
Bank of Nova Scotia
  1.200%        07/14/2004    +     5,189           5,189
Bank of Nova Scotia
  1.040%        07/06/2004    +    41,509          41,509
BNP Paribas
  1.080%        07/29/2004    +    36,321          36,321
BNP Paribas
  1.080%        07/02/2004    +    41,509          41,509
Branch Banker & Trust
  1.080%        07/14/2004    +    15,566          15,566
Canadian Imperial Bank of Commerce
  1.445%        11/04/2004    +    20,755          20,755
Caylon
  1.340%        08/24/2004    +    10,378          10,378
Den Danske Bank
  1.080%        07/02/2004    +    31,133          31,133
Den Danske Bank
  1.030%        07/02/2004    +    51,888          51,888
Fairway Finance
  1.281%        07/26/2004    +    20,755          20,755
Fortis Bank
  1.290%        09/03/2004    +     5,189           5,189
Fortis Bank
  1.190%        07/14/2004    +    25,944          25,944
Govco, Inc.
  1.252%        08/02/2004    +     5,189           5,189
Greyhawk Funding
  1.121%        07/13/2004    +    31,133          31,133
HBOS Halifax Bank of Scotland
  1.300%        09/03/2004    +     5,189           5,189
Jupiter Securitization Corporation
  1.071%        07/02/2004    +    10,378          10,378
Prefco
  1.111%        07/07/2004    +    25,944          25,944
Royal Bank of Scotland
  1.150%        08/10/2004    +    15,566          15,566
Royal Bank of Scotland
  1.050%        07/07/2004    +    25,944          25,944
Sheffield Receivables Corporation
  1.241%        07/20/2004    +    11,549          11,549
Toronto Dominion Bank
  1.090%        08/02/2004    +    25,944          25,944
Wells Fargo
  1.250%        07/23/2004    +    36,321          36,321
Wells Fargo
  1.190%        07/14/2004    +    25,944          25,944
                                              -----------
                                                  604,400
                                              -----------
Floating Rate Instruments/Master Notes--0.8%
Bear Stearns & Company
  1.635%        12/15/2004    +    10,378          10,378
Bear Stearns & Company
  1.635%        09/08/2004    +    10,378          10,378
Credit Suisse First Boston Corporation
  1.540%        07/01/2004    +    51,888          51,888

----------------------------------------------------------------------------------
  Coupon                                 Maturity
   Rate                                    Date              Face            Value
----------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
  1.540%                                07/01/2004    +   $ 88,209     $    88,209
Goldman Sachs Group, Inc.
  1.240%                                07/02/2004    +     31,133          31,133
Goldman Sachs Group, Inc.
  1.230%                                07/29/2004    +     20,755          20,755
Merrill Lynch & Company, Inc.
  1.540%                                07/01/2004    +     87,171          87,171
Morgan Stanley
  1.580%                                03/16/2005    +     12,453          12,453
Morgan Stanley
  1.580%                                12/10/2004    +     36,321          36,321
Morgan Stanley
  1.550%                                09/10/2004    +     25,944          25,944
                                                                       -----------
                                                                           374,630
                                                                       -----------
TOTAL CASH EQUIVALENTS
 (Cost $1,036,559)                                                       1,036,559
                                                                       -----------

----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.0%
----------------------------------------------------------------------------------
United States--1.0%
IBT Repurchase
  Agreement dated
  06/30/2004 due
  07/01/2004, with a
  maturity value of
  $497,573 and an
  effective yield of 0.60%
  collateralized by a U.S.
  Government Obligation
  with a rate of 3.89%,
  maturity date of
  01/01/2033 and a market
  value of $522,443.                                      497,565          497,565
                                                                       -----------
TOTAL INVESTMENTS^--101.6%
  (Cost $35,350,056)                                                    50,923,813
Other assets less liabilities--(1.6%)                                     (816,141)
                                                                       -----------
NET ASSETS--100.0%                                                     $50,107,672
                                                                       ===========

Notes to the Schedule of Investments:

REIT    Real Estate Investment Trust
*       Non-income producing security.
**      Security has been pledged as collateral for futures contracts.
++ Security valued at fair value as determined by policies approved by the board of directors.
+       Represents collateral received from securities lending transactions.
^       Fund has Securities on loan. See Note 6.


                 See accompanying notes to financials statements             207

June 30, 2004 (Unaudited)

--------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund
--------------------------------------------------------------------

Percentage of Portfolio by Industry (unaudited):

Banking                                      18.1%
Oil & Gas                                     8.5%
Telephone Systems                             7.8%
Pharmaceuticals                               7.6%
Beverages, Food & Tobacco                     5.5%
Insurance                                     4.6%
Automotive                                    4.4%
Electronics                                   3.9%
Commercial Services                           3.8%
Electric Utilities                            3.5%
Financial Services                            2.9%
Media--Broadcasting & Publishing              2.5%
Chemicals                                     2.4%
Metals                                        2.2%
Retailers                                     2.0%
Transportation                                1.9%
Real Estate                                   1.7%
Building Materials                            1.5%
Food Retailers                                1.5%
Communications                                1.4%
Computers & Information                       1.4%
Computer Software & Processing                1.2%
Bank & Certificate Deposits/Offshore
 Time Deposits                                1.2%
Heavy Machinery                               1.0%
Entertainment & Leisure                       0.9%
Cosmetics & Personal Care                     0.9%

Miscellaneous                                 0.7%
Floating Rate Instruments/Master Notes        0.7%
Forest Products & Paper                       0.6%
Home Construction, Furnishings &
 Appliances                                   0.6%
Aerospace & Defense                           0.5%
Medical Supplies                              0.4%
Textiles, Clothing & Fabrics                  0.4%
Medical Equipment & Supplies                  0.4%
Restaurants                                   0.4%
Water Companies                               0.4%
Apparel Retailers                             0.4%
Heavy Construction                            0.3%
Advertising                                   0.3%
Lodging                                       0.3%
Airlines                                      0.2%
Industrial--Diversified                       0.2%
U.S. Treasury Bills                           0.2%
Containers & Packaging                        0.1%
Electrical Equipment                          0.1%
Institutional Money Market Funds              0.1%
Household Products                            0.0%
Health Care Providers                         0.0%
                                            ------
TOTAL INVESTMENTS                           101.6%
Other assets less liabilities                (1.6)%
                                            ------
TOTAL NET ASSETS                            100.0%
                                            ======


208              See accompanying notes to financial statements.

Schedule of Investments
June 30, 2004 (Unaudited)

--------------------------------------------------------------
Vantagepoint Model
Portfolio Savings
Oriented Fund                          Shares            Value
--------------------------------------------------------------
MUTUAL FUNDS--99.8%
--------------------------------------------------------------
Vantagepoint Equity
  Income Fund                       2,782,497     $ 22,955,603
Vantagepoint Growth &
  Income Fund                       2,382,853       22,923,051
Vantagepoint Income
  Preservation Fund                 1,482,693      148,269,279
Vantagepoint
  International Fund                1,258,531       11,465,221
Vantagepoint US
  Government Securities
  Fund                              2,204,391       22,837,488
                                                  ------------
                                                   228,450,642
                                                  ------------
TOTAL INVESTMENTS--99.8%
  (Cost $217,890,735)                              228,450,642
Other assets less liabilities--0.2%                    352,686
                                                  ------------
NET ASSETS--100.0%                                $228,803,328
                                                  ============


                 See accompanying notes to financial statements.             209

Schedule of Investments
June 30, 2004 (Unaudited)

--------------------------------------------------------------
Vantagepoint Model
Portfolio Conservative
Growth Fund                            Shares            Value
--------------------------------------------------------------
MUTUAL FUNDS--99.9%
--------------------------------------------------------------
Vantagepoint Aggressive
  Opportunities Fund                2,179,546     $ 21,468,533
Vantagepoint Core Bond
  Index Fund Class I                4,206,746       42,235,725
Vantagepoint Equity
  Income Fund                       5,157,918       42,552,824
Vantagepoint Growth &
  Income Fund                       4,421,302       42,532,926
Vantagepoint Growth
  Fund                              4,196,939       34,037,175
Vantagepoint Income
  Preservation Fund                 2,114,485      211,448,479
Vantagepoint
  International Fund                3,259,784       29,696,628
                                                  ------------
                                                   423,972,290
                                                  ------------
TOTAL INVESTMENTS--99.9%
  (Cost $399,151,485)                              423,972,290
Other assets less liabilities--0.1%                    598,936
                                                  ------------
NET ASSETS--100.0%                                $424,571,226
                                                  ============


210              See accompanying notes to financial statements.

Schedule of Investments
June 30, 2004 (Unaudited)

---------------------------------------------------------------
Vantagepoint Model
Portfolio Traditional
Growth Fund                             Shares            Value
---------------------------------------------------------------
MUTUAL FUNDS--99.9%
---------------------------------------------------------------
Vantagepoint Aggressive
  Opportunities Fund                 9,224,940     $ 90,865,653
Vantagepoint Core Bond
  Index Fund Class I                 8,892,467       89,280,368
Vantagepoint Equity
  Income Fund                       10,909,467       90,003,100
Vantagepoint Growth &
  Income Fund                       14,006,658      134,744,047
Vantagepoint Growth
  Fund                              16,606,062      134,675,162
Vantagepoint Income
  Preservation Fund                  2,679,957      267,995,728
Vantagepoint
  International Fund                 9,855,547       89,784,030
                                                   ------------
                                                    897,348,088
                                                   ------------
TOTAL INVESTMENTS--99.9%
  (Cost $840,663,332)                               897,348,088
Other assets less liabilities--0.1%                     860,036
                                                   ------------
NET ASSETS--100.0%                                 $898,208,124
                                                   ============


                 See accompanying notes to financial statements.             211

Schedule of Investments
June 30, 2004 (Unaudited)

---------------------------------------------------------------
Vantagepoint Model
Portfolio Long-Term
Growth Fund                             Shares            Value
---------------------------------------------------------------
MUTUAL FUNDS--99.9%
---------------------------------------------------------------
Vantagepoint Aggressive
  Opportunities Fund                14,115,472     $139,037,396
Vantagepoint Core Bond
  Index Fund Class I                18,146,706      182,192,929
Vantagepoint Equity
  Income Fund                       14,471,711      119,391,619
Vantagepoint Growth &
  Income Fund                       19,054,149      183,300,913
Vantagepoint Growth
  Fund                              22,586,715      183,178,255
Vantagepoint
  International Fund                12,088,045      110,122,092
                                                   ------------
                                                    917,223,204
                                                   ------------
TOTAL INVESTMENTS--99.9%
  (Cost $897,458,532)                               917,223,204
Other assets less liabilities--0.1%                     638,203
                                                   ------------
NET ASSETS--100.0%                                 $917,861,407
                                                   ============


212              See accompanying notes to financial statements.

Schedule of Investments
June 30, 2004 (Unaudited)

-----------------------------------------------------------------
Vantagepoint Model
Portfolio All-Equity
Growth Fund                              Shares             Value
-----------------------------------------------------------------
MUTUAL FUNDS--100.0%
-----------------------------------------------------------------
Vantagepoint Aggressive
  Opportunities Fund                  3,518,748      $ 34,659,669
Vantagepoint Equity
  Income Fund                         3,136,029        25,872,241
Vantagepoint Growth &
  Income Fund                         3,587,069        34,507,605
Vantagepoint Growth
  Fund                                6,386,128        51,791,499
Vantagepoint
  International Fund                  2,821,177        25,700,920
                                                     ------------
                                                      172,531,934
                                                     ------------
TOTAL INVESTMENTS--100.0%
  (Cost $154,738,472)                                 172,531,934
Other assets less liabilities--(0.0%)                     (29,930)
                                                     ------------
NET ASSETS--100.0%                                   $172,502,004
                                                     ============


                 See accompanying notes to financial statements.             213

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

        Vantagepoint securities are distributed by ICMA-RC Services LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC.




                        {The Vantagepoint(R) Funds Logo]


                          777 North Capitol Street, NE
                            Washington, DC 20002-4240
                            Toll-Free 1-800-669-7400
               Para asistencia en Espanol llame al 1-800-669-8216
                                 www.icmarc.org
                              SAR000-001-200406-188

Item 2 (Code of Ethics):

        Sub-item 2a. Not applicable to this filing.

        Sub-item 2c. Not applicable.

        Sub-item 2d. Not applicable.

Item 3 (Audit Committee Financial Expert):

        Not applicable to this filing.


Item 4 (Principal Accountant Fees and Services):

        Not applicable to this filing.


Item 5 (Audit Committee of Listed Registrants):

        Not applicable to this registrant.


Item 6 (Schedule of Investments.)

        Not applicable to this filing; however, see Item 1.


Item 7 (Disclosure of Proxy Voting Policies & Procedures for Closed-end Management Investment Companies):

        Not applicable to this registrant.


Item 8 (Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers):

        Not applicable to this registrant.


Item 9 (Submission of Matters to a Vote of Security Holders): Not applicable.


Item 10 (Controls and Procedures):

         Sub-item 10a. The Principal Executive and Principal Financial Officers have concluded that the registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

         Sub-item 10b. Not applicable to this filing.

Item 11 (Exhibits):

         Sub-item 11a(1). Not applicable.

         Sub-item 11a(2). Certification exhibits are attached.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  The Vantagepoint Funds

                  By:      /s/ Joan McCallen
                       ----------------------------------------------
                           Joan McCallen, Principal Executive Officer

                  Date     September 2, 2004
                       ----------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant, and in the capacities, and on the dates indicated.


                  By:      /s/ Joan McCallen
                       ----------------------------------------------
                           Joan McCallen, Principal Executive Officer

                  Date     September 2, 2004
                       --------------------------

                  By:      /s/ John Bennett
                       ----------------------------------------------
                           John Bennett, Principal Financial Officer

                  Date     September 1, 2004
                       --------------------------